As filed with the Securities and Exchange	Registration No. 033-75962*
Commission on April 8, 2010	Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 55 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of
ING Life Insurance and Annuity Company
One Orange Way, Windsor, Connecticut 06095-4774
Depositor’s Telephone Number, including Area Code: (860) 580-2831
Michael A. Pignatella, Counsel
ING US Legal Services
One Orange Way, C1S, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on April 30, 2010 pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Group Deferred Variable and Fixed Annuity Contracts

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier
Registration Statement: 033-75978.

PART A

ING Life Insurance and Annuity Company
and its Variable Annuity Account C

Opportunity Plus Multiple Option Group Variable Annuity Contracts

Supplement dated April 30, 2010 to the Contract Prospectus and Contract Prospectus Summary, each dated April 30, 2010.

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus and Contract Prospectus Summary. Please read it carefully and keep it with your current Contract
Prospectus and Contract Prospectus Summary for future reference.

1.	Effective in July and August certain funds offered through your contract will be reorganized into other funds as follows:

Effective mid-July 2010, the following Disappearing Portfolio will reorganize into and become part of the following Surviving Portfolio:

	Disappearing Portfolio	Surviving Portfolio
	Evergreen Special Values Fund	Wells Fargo Advantage Special Small Cap Value Fund

Accordingly, effective the date of this reorganization, investments in the Disappearing Portfolio will automatically become investments in the Surviving Portfolio, as follows:

•	Class F of the Wells Fargo Advantage Special Small Cap Value Fund will automatically be added to your contract and all existing account balances invested in the Evergreen Special Values Fund (Class A) will automatically become investments in the Wells Fargo Advantage Special Small Cap Value Fund (Class F).

As a result, effective the date of this reorganization, all references to the Disappearing Portfolio in the Contract
Prospectus and Contract Prospectus Summary are hereby deleted. Please refer to the Disappearing Portfolio’s prospectus, including any supplements, for information regarding the exact reorganization date.

Effective after the close of business on August 20, 2010, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

	Disappearing Portfolios	Surviving Portfolios
	ING Opportunistic LargeCap Portfolio	ING Growth and Income Portfolio
	ING Wells Fargo Small Cap Disciplined Portfolio	ING Small Company Portfolio

Accordingly, effective after the close of business on August 20, 2010 investments in the Disappearing Portfolios will automatically become investments in the Surviving Portfolios, as follows:

	•	All existing account balances invested in the ING Opportunistic LargeCap Portfolio (Class I) will automatically become investments in the ING Growth and Income Portfolio (Class I).
	•	All existing account balances invested in the ING Wells Fargo Small Cap Disciplined Portfolio (Class S) will automatically become investments in the ING Small Company Portfolio (Class I).

As a result of the reorganizations, effective after the close of business on August 20, 2010 all references to the
Disappearing Portfolios in the Contract Prospectus and Contract Prospectus Summary are hereby deleted.

X.75962-10	1 of 2	April 2010

2.	Unless you provide us with alternative allocation instructions, all future allocations directed to the Disappearing
Portfolios after the date of the reorganizations will be automatically allocated to the Surviving Portfolios. You may give us alternative allocation instructions at any time by contacting our Customer Service Center through:

For all regular mail, please use:
Opportunity Plus Service Center
ING National Trust
P.O. Box 9810
Providence, RI 02940-8010

For overnight mail, please use:
Opportunity Plus Service Center
ING National Trust
101 Sabin Street
Pawtucket, RI 02860

1-800-OPP-INFO
1-800-677-4636

See also the Transfers section of your Contract Prospectus or the Investment Options section of your
Contract Prospectus Summary for further information about making fund allocation changes. More information about the funds available through your contract, including information about the risks associated with investing in these funds, can be found in the current prospectus and SAI for that fund. You may obtain these documents by contacting us at our Customer Service Center noted above. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus. If you have received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

3.	Effective mid-July 2010, the following information regarding the new fund made available in July as noted above is added to Appendix III–Fund Descriptions.

Fund Name	Investment Adviser/Subadviser	Investment Objective(s)
Wells Fargo Funds Trust – Wells	Wells Fargo Funds	Seeks long-term capital
Fargo Advantage Small Cap	Management, LLC	appreciation.
Value Fund
Subadviser:
Wells Capital Management
Incorporated

Insurance products issued by ING Life Insurance and Annuity Company. Securities offered through ING Financial Advisers,
LLC (Member SIPC), One Orange Way, Windsor, CT 06095-4774, or through other Broker-Dealers with which it has a selling agreement. These companies are wholly owned, indirect subsidiaries of ING Groep N.V. Insurance obligations are the responsibility of each individual company.

X.75962-10	2 of 2	April 2010

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
OPPORTUNITY PLUS
CONTRACT PROSPECTUS – April 30, 2010

The Contracts. The contracts described in this prospectus are group deferred variable and fixed annuity contracts issued by ING Life Insurance and Annuity Company (the “Company,” “we,” “us”). The contracts may be single purchase payment contracts, which allow for lump-sum payments, or installment purchase payment contracts, which are designed for installment payments but which also accept lump sum payments. They are intended to be used as funding vehicles for certain types of supplemental retirement programs, including those that qualify for beneficial tax treatment and/or to provide current income reduction under certain sections of the Internal Revenue Code of
1986, as amended (“Tax Code”).

Why Reading this Prospectus is Important. Before you participate in the contract through a supplemental retirement program, you should read this prospectus. It provides facts about the contract and its investment options.
Prospective contract holders (generally a school district or a public university or college in the State of New York to which we issue a master contract) should read this prospectus to help determine if the contract is appropriate for those employees eligible to participate. Keep this document for future reference.

You may participate in this contract if you are an eligible employee of a school board or public university or college in the State of New York.

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account, you instruct us to direct account dollars to any of the available options.

The Funds
Alger Green Fund (Class A)(1)	ING Marsico Growth Portfolio (Class I)
Amana Growth Fund(1)	ING MFS Total Return Portfolio (Class I)
Amana Income Fund(1)	ING Money Market Portfolio (Class I)
American Century® Income & Growth Fund (A Class)(1)	ING Oppenheimer Global Portfolio (I Class)
American Century® Inflation-Adjusted Bond Fund (Investor Class)(1)	ING Oppenheimer Global Strategic Income Portfolio (I Class)(2)
BlackRock Mid Cap Value Opportunities Fund (Investor A Shares)(1)	ING Opportunistic LargeCap Portfolio (Class I)
Calvert VP SRI Balanced Portfolio(2)	ING PIMCO High Yield Portfolio (Class I)
EuroPacific Growth Fund® (Class R-4)(1)	ING PIMCO Total Return Portfolio (S Class)
Evergreen Special Values Fund (Class A)(1)	ING Pioneer Equity Income Portfolio (Class I)
Fidelity® VIP Asset ManagerSM Portfolio (Initial Class)	ING Pioneer Mid Cap Value Portfolio (Class I)
Fidelity® VIP Contrafund® Portfolio (Initial Class)	ING RussellTM Large Cap Growth Index Portfolio (Class I)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	ING Small Company Portfolio (Class I)
Fidelity® VIP High Income Portfolio (Initial Class)	ING Strategic Allocation Conservative Portfolio (Class I)(4)
Fidelity® VIP Index 500 Portfolio (Initial Class)	ING Strategic Allocation Growth Portfolio (Class I)(4)
Fidelity® VIP Overseas Portfolio (Initial Class)	ING Strategic Allocation Moderate Portfolio (Class I)(4)
Franklin Small Cap Value Securities Fund (Class 2)	ING T. Rowe Price Diversified Mid Cap Growth Portfolio (I Class)
ING Balanced Portfolio (Class I)	ING T. Rowe Price Growth Equity Portfolio (I Class)
ING Baron Small Cap Growth Portfolio (S Class)	ING Templeton Foreign Equity Portfolio (I Class)
ING BlackRock Large Cap Growth Portfolio (Class I)	ING Thornburg Value Portfolio (I Class)
ING BlackRock Science and Technology Opportunities Portfolio	ING UBS U.S. Large Cap Equity Portfolio (I Class)
(Class I)	ING Van Kampen Comstock Portfolio (S Class)
ING Clarion Global Real Estate Portfolio (Class I)	ING Van Kampen Equity and Income Portfolio (I Class)
ING GET U.S. Core Portfolio(3)	ING Wells Fargo Small Cap Disciplined Portfolio (Class S)
ING Global Resources Portfolio (Class S)	Invesco Mid Cap Core Equity Fund (Class A)(1)(2)
ING Growth and Income Portfolio (Class I)	Invesco V.I. Capital Appreciation Fund (Series I)(2)
ING Index Plus LargeCap Portfolio (Class I)	Invesco V.I. Core Equity Fund (Series I)(2)
ING Index Plus MidCap Portfolio (Class I)	Lord Abbett Series Fund - Mid-Cap Value Portfolio (Class VC)
ING Index Plus SmallCap Portfolio (Class I)	New Perspective Fund® (Class R-4)(1)
ING Intermediate Bond Portfolio (Class I)	Oppenheimer Developing Markets Fund (Class A)(1)
ING International Index Portfolio (Class I)	Pax World Balanced Fund (Individual Investor Class)(1)
ING JPMorgan Emerging Markets Equity Portfolio (Class I)	The Growth Fund of America® (Class R-4)(1)
ING Legg Mason ClearBridge Aggressive Growth Portfolio (I Class)(2)	Washington Mutual Investors FundSM (Class R-4)(1)

(1)	This fund is available to the general public. See “Investment Options–Additional Risks of Investing in the Funds.”
(2)	This fund has changed its name to the name listed above. See Appendix III–Fund Descriptions for a complete list of former and current fund names.
(3)	The ING GET U.S. Core Portfolio is not currently available for investment.
(4)	These portfolios are structured as fund of funds that invest directly in shares of underlying funds. See “Fees–Funds Fees and Expenses” for additional information.

PRO.75962-10

CONTRACT PROSPECTUS - April 30, 2010 (CONTINUED)

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account C (the separate account). Each subaccount invests in one of the mutual funds (funds) listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the
“Investment Options” section in this prospectus on page 11 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the fund prospectuses for future reference.

Fixed Interest Options.

  Guaranteed Accumulation Account
  Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the
Guaranteed Accumulation Account.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See
“Contract Distribution” for further information about the amount of compensation we pay.

Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus. You may obtain the April 30, 2010 Statement of Additional Information (SAI) free of charge by indicating your request on your enrollment materials, by calling the Opportunity Plus Service Center at
1-800-677-4636 or by writing to us at the address listed in “Contract Overview–Questions: Contacting the
Company.” You may also obtain a prospectus or an SAI for any of the funds, or a Guaranteed Accumulation
Account prospectus, by calling that number. This prospectus, the Guaranteed Accumulation Account prospectus, the
SAI and other information about the separate account may be obtained by accessing the Securities and Exchange
Commission’s (SEC) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operation of the SEC Public
Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov, or by writing to SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When
looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 033-75962. The number assigned to the registration statement for the Guaranteed Accumulation Account is 333-158492. The SAI
table of contents is listed on page 51 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus.
Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

PRO.75962-10	2

TABLE OF CONTENTS
Contract Overview	4
Who’s Who
The Contract and Your Supplemental Retirement Program
Contract Rights
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: Accumulation Phase, The Income Phase

Fee Table	6
Condensed Financial Information	9
Variable Annuity Account C	9
The Company	9
Investment Options	11
Transfers	13
Contract Purchase or Participation	16
Contract Ownership and Rights	18
Right to Cancel	18
Fees	19
Optional Minimum Guaranteed Withdrawal Benefit Rider	24
Your Account Value	31
Withdrawals	33
Loans	34
Systematic Distribution Options	34
Death Benefit	35
The Income Phase	37
Contract Distribution	40
Tax Considerations	43
Other Topics	49

Opportunity Plus Service Center - Performance Reporting - Voting Rights - Contract Modification - Legal Matters
and Proceedings - Payment Delay or Suspension - Intent to Confirm Quarterly

PRO.75962-10	3

CONTRACT OVERVIEW

Questions: Contacting the
Company: To answer your
questions, contact your local
representative or write or call
the Company through:

For all regular mail, please use:

Opportunity Plus Service Center
ING National Trust
P.O. Box 9810
Providence, RI 02940-8010

For overnight delivery, please
use:

Opportunity Plus Service Center
ING National Trust
101 Sabin Street
Pawtucket, RI 02860

1-800-OPP-INFO
(1-800-677-4636)

Sending Forms and Written
Requests in Good Order.

The following is a summary. Please read each section of this prospectus for additional information.

Who’s Who

You (the participant): The individual participating in a supplemental retirement program, where the program uses the contract as a funding option.

Plan Sponsor: The sponsor of your supplemental retirement program. Generally, your employer.

Contract Holder: The person or entity to whom we issue the contract. The contract holder is generally a school district or a public university or college in the State of New York to which we have issued the master contract. We may also refer to the contract holder as the contract owner.

We, us, our (the Company): ING Life Insurance and Annuity Company. We issue the contract.

The Contract and Your Supplemental Retirement Program

If you are writing to change
your beneficiary, request a
withdrawal, or for any other
purpose, contact your local
representative or the Company
through the Opportunity Plus
Service Center to learn what
information is required in order
for the request to be in “good
order.” By contacting us, we can
provide you with the appropriate
administrative form for your
requested transaction.	Supplemental Retirement Program (plan): A plan sponsor has established a supplemental retirement program for you. The term “contract(s)” in this prospectus refers to the group deferred variable annuity contract offered as a funding option for that plan.

Plan Type: We refer to the supplemental retirement program in this prospectus as a 403(b) or Roth 403(b) plan. For a description, see “Tax Considerations.”

Use of an Annuity Contract in your Plan: Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 403(b) or Roth 403(b) plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit and the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your local representative taking into account the additional fees and expenses you may incur in an annuity. See “Contract Purchase or Participation.”

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not
required to exercise any	Contract Rights
discretion in carrying it out. We can only act upon written requests that are received in good order.	You generally hold all rights under the contract and may make elections for your accounts. However, pursuant to Treasury Department regulations that were generally effective on January 1, 2009, the exercise of certain of these rights may require the consent and approval of the contract holder or its delegate. See “Tax Considerations–Section 403(b) Tax-Deferred Annuities.”

Contract Facts

Free Look/Right to Cancel: Contract holders and participants may cancel their purchase no later than ten days after they receive the contract (or other document evidencing their interest). See “Right to Cancel.”

PRO.75962-10	4

Death Benefit: A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “Death Benefit” and “The Income Phase.”

Withdrawals: During the accumulation phase, you may, subject to the limits in the contract and your plan, withdraw all or a part of your account value. Certain fees and taxes may apply. See “Withdrawals” and “Tax
Considerations.” Amounts withdrawn from the Guaranteed Accumulation Account may be subject to a market value adjustment. See Appendix I.

Systematic Distribution Options: You may elect to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees: Certain fees are deducted from your account value. See “Fee Table” and “Fees.”

Taxation: Amounts you receive as a distribution will generally be included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See “Tax Considerations.”

Contract Phases

I. The Accumulation Phase (accumulating retirement benefits)
Payments to Your Account
STEP 1: You provide ING Life Insurance and Annuity
Company with your completed enrollment materials and we		Step 1 ||
may set up one or more accounts for you. We may set up	ING Life Insurance and Annuity Company
account(s) for employer contributions and/or contributions
from your salary.
	(a) ||	Step 2		(b) ||
STEP 2: You direct us to invest your account dollars in any	Fixed Interest Options	Variable Annuity Account C Variable Investment Options
of the following investment options:

(a) Fixed Interest Options; or
(b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity
Account C. Each one invests in a specific mutual fund.)		The Subaccounts
The subaccount(s) selected purchases shares of its		A	B	Etc.
corresponding fund.		|| Step 2(b) ||
		Mutual Fund A	Mutual Fund B

II. The Income Phase (receiving income phase payments from your contract)

If you wish to begin receiving payments from your contract, you may select from the options available. The contract offers several income phase payment options, if you wish to select one (see “The Income Phase”). In general, you may:

  Receive income phase payments over a lifetime or for a specified period;
  Receive income phase payments monthly, quarterly, semi-annually or annually;
  Select an income phase payment option that provides a death benefit to your beneficiary(ies); and
  Select fixed income phase payments, variable income phase payments (that vary based on the performance of the variable investment options you select), or a combination of fixed and variable income phase payments.

PRO.75962-10                                                           5

	FEE TABLE

In This Section:	The following tables describe the fees and expenses that you will pay when buying, owning, and withdrawing from your contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, withdraw from the contract, take a loan from the contract or transfer cash value between investment options. State premium taxes may also be deducted.* See “The Income Phase” for fees that may apply after you begin receiving payments under the contract.

> Maximum Contract Holder
Transaction Expenses

> Separate Account Annual
Expenses
> Optional Rider Charges
> Total Annual Fund	Maximum Contract Holder Transaction Expenses
Operating Expenses
> Hypothetical Examples	Early Withdrawal Charge[1]
	(as a percentage of amount withdrawn)		5.0%
> Fees Deducted by the Funds
1	This is a deferred sales charge. For single purchase payment contracts, there is no withdrawal charge. For installment purchase payment contracts, the early withdrawal charge applies to account values in the Fixed Account and to account values in the subaccounts and the Guaranteed Accumulation Account that were attributable to amounts held in the Fixed Account at any time. The early withdrawal charge reduces over time and may be calculated differently where both a Roth 403(b) account and traditional 403(b) account are available. These fees may be waived, reduced or
	eliminated in certain circumstances. See the “Fees” section.
See the “Fees” Section for:
> Early Withdrawal Charge
Schedules

> How, When and Why Fees
are Deducted
> Redemption Fees
> Premium and Other Taxes	The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
> ING GET Fund Guarantee
Charge
See “The Income Phase” for:	Separate Account Annual Expenses
> Fees During the Income	(as a percentage of average account value)	Maximum	Current
Phase		Charges	Charges

	Mortality and Expense Risk Charge[2]	1.00%	1.00%

	Administrative Expense Charge[3]	0.25%	0.00%

	ING GET Fund Guarantee Charge[4]	0.25%	0.25%
	(Only applicable to amounts invested in the
	ING GET fund)

	Total Separate Account Annual Expenses	1.50%	1.25%

	2	The mortality and expense risk charge for the ING Money Market Portfolio subaccount is 0.35% on an annual basis.
	3	We do not currently impose an administrative expense charge. However, we reserve the right to deduct a daily charge of not more than 0.25% on an annual basis from the subaccounts.
4	The ING GET Fund Guarantee Charge is deducted daily during the guarantee period only from amounts allocated to the ING GET U.S. Core Portfolio investment option.
See “Investment Options–ING GET U.S. Core Portfolio” and “Fees–ING GET U.S.
Core Portfolio Guarantee Charge” for a description of the ING GET Fund Guarantee
Charge. No series of the ING GET U.S. Core Portfolio is currently available for
	investment under the contract.

* State premium taxes (which currently range from 0.0% to 4.0% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Premium and Other Taxes.”

PRO.75962-10	6

Optional Rider Charges (Applicable only if you have elected the Optional
Minimum Guaranteed Withdrawal Benefit Rider)

Minimum Guaranteed Withdrawal	Benefit Rider Charge	(“MGWB	Rider
Charge”)(as a percentage of the MGWB Base)[5]

Maximum Annual Charge
(charge deducted quarterly):	1.20%

Current Annual Charge
(charge deducted quarterly):	0.40%

[5]	We deduct the MGWB Rider Charge from the subaccounts in which you are invested on each quarterly rider anniversary. In addition, a pro rata portion of the quarterly charge will be deducted upon a full surrender of the eligible account value, upon cancellation of the rider, and upon the application of the eligible account value to an income phase option. See “MGWB Rider Charge” and “Calculating the Minimum
Guaranteed Withdrawal Benefit Base,” for further information on this charge and on the Minimum Guaranteed Withdrawal Benefit Base (“MGWB Base”).

Separate Account Charge Table

The following table shows the total annual charges you could pay, based upon the amounts you have invested in the subaccounts (unless otherwise indicated), if you elect the MGWB rider, based on maximum or current charges under the contract. The MGWB rider is not available if you are invested in any series of the ING GET U.S. Core Portfolio, and therefore charges for the ING GET U.S. Core Portfolio are not included. For purposes of these tables, we have assumed that the value of the amounts invested in the subaccounts is the same as the MGWB Base.

Maximum Charges:

Maximum Mortality & Expense Risk Charge	1.00%
Maximum Administrative Expense Charge	0.25%
Maximum MGWB Rider Charge (if MGWB rider is selected) (as	1.20%
percent of MGWB Base)
Total	2.45%

Current Charges:

Maximum Mortality & Expense Risk Charge	1.00%
Current Administrative Expense Charge	0.00%
Current MGWB Rider Charge (if MGWB rider is selected) (as	0.40%
percent of MGWB Base)
Total	1.40%

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets, including management fees,
distribution (12b-1) and/or service fees, and other expenses)	0.10%	1.87%

PRO.75962-10	7

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract holder transaction expenses, the maximum separate account annual expenses applicable to the particular fund, and fund fees and expenses.
The examples also assume you elect the MGWB rider with the maximum annual charge of 1.20% of the
MGWB Base (deducted quarterly).

Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated.
The Examples also assume that your investment has a 5.0% return each year and assume the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the				(B) If you do not withdraw your entire account
end of the applicable time period*:				value or if you select an income phase payment
option at the end of the applicable time period**:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$937	$1,820	$2,714	$4,470	$433	$1,391	$2,197	$4,470

Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated.
The Examples also assume that your investment has a 5.0% return each year and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the				(B) If you do not withdraw your entire account
end of the applicable time period*:				value or if you select an income phase payment
option at the end of the applicable time period**:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$770	$1,331	$1,920	$2,885	$258	$794	$1,355	$2,885

*	This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to installment purchase payment contracts. The installment purchase payment contracts schedule is listed in “Fees.” Under that schedule, if only one $10,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5.0% charge would apply. At the end of the tenth account year the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.
**	This example does not apply if during the income phase a nonlifetime payment option with variable payments is selected and a lump-sum withdrawal is requested within 3 years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The
Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees–Fund Fees and
Expenses” for additional information.

PRO.75962-10	8

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Investment management fees are apportioned between the affiliated investment adviser and the subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser.
This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses.
See “Fees–Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix VI, we provide condensed financial information about the Variable Annuity Account C subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date of first availability.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity
Company are located in the Statement of Additional Information.

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the separate account) in 1976 as a continuation of the separate account of Aetna Variable Annuity Life Insurance Company established in 1974 under Arkansas law. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity
Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company.

THE COMPANY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable
Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas
life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life
Insurance and Annuity Company.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof.

We are engaged in the business of issuing life insurance and annuities.

Our principal executive offices are located at:

                                     One Orange Way
                                     Windsor, Connecticut 06095-4774

PRO.75962-10                                                              9

Regulatory Developments - the Company and the Industry. As with many financial services companies, the
Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. Federal and state regulators and self-
regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); product administrative issues; and disclosure. The
Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company.

These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission
(“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on
ING or ING’s U.S. based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities, including state insurance regulators, state securities administrators, the SEC, the Financial
Industry Regulatory Authority (“FINRA”), the Department of Labor and the Internal Revenue Service (“IRS”). For
example, U.S. federal income tax law imposes certain requirements relating to product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “TAX
CONSIDERATIONS” for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance product design, offering and distribution and administration. Failure to meet any of these complex tax, securities or insurance requirements could subject the Company to administrative penalties imposed by a particular governmental or self regulatory authority and unanticipated claims and costs associated with remedying such failure. Additionally, such failure could harm the Company’s reputation, interrupt the Company’s operations or adversely impact profitability.

PRO.75962-10                                                                   10

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s), you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account C (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

  Fund Descriptions. We provide brief descriptions of the funds in Appendix III. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from the
  Opportunity Plus Service Center at the address and telephone number listed under “Contract Overview–
  Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public
  Reference Branch.

Fixed Interest Options. For descriptions of the fixed interest options, see Appendix I and II and the Guaranteed
Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge from the Opportunity Plus Service Center at the address and telephone number listed in “Contract Overview–
Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference
Branch.

ING GET U.S. Core Portfolio. An ING GET U.S. Core Portfolio (“ING GET Fund”) series may be available during the accumulation phase of the contract. We make a guarantee, as described below, when you allocate money into an ING GET Fund series. Each ING GET Fund series has an offering period of three months or longer, which precedes the guarantee period. The ING GET Fund investment option may not be available under your contract, under your plan, or in your state.

Various series of the ING GET Fund may be offered from time to time and additional charges will apply if you elect to invest in one of these series. We are not currently offering any series of the ING GET Fund for investment. The
Company makes a guarantee when you direct money into an ING GET Fund series. We guarantee that the value of an accumulation unit of the ING GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that ING
GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the ING GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the ING GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the ING GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value such as the maintenance fee and less any amounts you transfer or withdraw from the ING GET Fund subaccount for that series.

The value of dividends and distributions made by the ING GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your ING GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from an ING GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The ING GET Fund subaccount is not available for dollar cost averaging, automatic rebalancing, income phase payments, or for use with the MGWB rider.

Before the maturity date, we will send a notice to each participant who has allocated amounts to the ING GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your ING GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your ING GET Fund series amounts to another available series of the ING GET Fund that is then accepting deposits under your contract or plan. If no ING GET Fund is then available under your contract or plan, we will transfer your
ING GET Fund series amounts to a balanced fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance. If there are no such balanced funds available under the contract, we will transfer your ING GET Fund series amounts to a core U.S.
equity fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance. All amounts not transferred to a new ING GET Fund series, as outlined above, will be subject to market risk including the possible loss of principal.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the ING GET Fund investment option, including charges and expenses.

PRO.75962-10                                                                   11

Selecting Investment Options

  Choose options appropriate for you. Your local representative can help you evaluate which investment options may be appropriate for your financial goals.
  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
  Be informed. Read this prospectus, the fund prospectuses, fixed interest option appendices, and the Guaranteed
  Accumulation Account prospectus.

Limits on Option Availability. We may add, withdraw or substitute funds, subject to the conditions in the contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on Number of Options Selected. No more than 18 investment options may be selected for your account at any one time during the accumulation phase. If you have an outstanding loan, you may currently make a total of 18 cumulative selections over the life of your account. Each subaccount, the Fixed Account, and each classification of the Guaranteed Accumulation Account counts as one option. Thus, if you have a loan on the account, each investment option in which you have invested counts toward the limit, even after the full value is transferred to other investment options.

Additional Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding). Many of the funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and
“shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

  Mixed-bought for annuities and life insurance.
  Shared-bought by more than one company.

Public Funds. The following funds, which the subaccounts buy for variable annuity contracts, are also available to the general public:

  Alger Green Fund
  Amana Growth Fund
  Amana Income Fund
  American Century® Income & Growth Fund
  American Century® Inflation-Adjusted Bond Fund
  BlackRock Mid Cap Value Opportunities Fund
  EuroPacific Growth Fund®
  Evergreen Special Values Fund
  Invesco Mid Cap Core Equity Fund
  New Perspective Fund®
  Oppenheimer Developing Markets Fund
  Pax World Balanced Fund
  The Growth Fund of America®
  Washington Mutual Investors FundSM

See “Tax Considerations–Section 403(b) Tax Deferred Annuities” for information about investing in one of the public funds under a 403(b) or Roth 403(b) annuity contract.

PRO.75962-10                                                                 12

Possible Conflicts of Interest. With respect to the insurance-dedicated funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-
dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the insurance-dedicated funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account C from participation in the funds that are involved in the conflict.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase and the income phase, you may transfer among investment options. During the income phase you may make up to twelve transfers per calendar year among available investment options. You may make a request in writing, by telephone or electronically. Transfers must be made in accordance with the terms of the contract and your plan. Transfers to an ING GET Fund series may only be made during the offering period for that ING GET Fund series. Transfers from fixed interest options are restricted as outlined in Appendices I and II.

Value of Transferred Dollars. The value of amounts transferred into or out of the subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at the Opportunity Plus Service
Center, or if you are participating in the Dollar Cost Averaging Program, after your scheduled transfer. See
“Contract Overview–Questions: Contacting the Company.”

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

PRO.75962-10                                                                13

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of
  Excessive Trading; or
  Six round-trips involving the same fund within a rolling twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
  Purchases and sales of fund shares in the amount of $5,000 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic
Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

PRO.75962-10                                                                 14

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our
Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated
policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

The Dollar Cost Averaging Program. The contracts allow you to participate in our dollar cost averaging program.
There is no additional charge for this program. Dollar cost averaging is a system for investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount from the ING Money Market Portfolio to the Fixed Account, Guaranteed Accumulation Account, or
one or more subaccounts that you select. Allocations to the Fixed Account may limit your ability to execute subsequent transfers out of this fixed option. Amounts transferred to or from the Fixed Account and subsequently withdrawn from the contract during the accumulation phase may be subject to early withdrawal charge. See “Fees.”
Amounts transferred from the Guaranteed Accumulation Account before the end of a guaranteed term may be subject to a market value adjustment. See Appendix I and the Guaranteed Accumulation Account prospectus.

PRO.75962-10                                                                 15

Dollar cost averaging is not permitted into an ING GET Fund subaccount. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or the Opportunity Plus Service Center at the number listed in “Contract Overview–Questions:
Contacting the Company.” This program is not available to the participants in the Asset Rebalancing Program.

The Asset Rebalancing Program. This program allows you to have your account value automatically reallocated to specified percentages on a scheduled basis. If elected, only account values invested in the variable investment options (excluding the ING GET Fund subaccount) are eligible to be rebalanced. Account values invested in the
Guaranteed Accumulation Account and the Fixed Account are not eligible to be rebalanced. To elect to participate in Asset Rebalancing, you should contact the Opportunity Plus Service Center at the number listed in “Contract
Overview–Questions: Contacting the Company.” This program is not available to participants in the Dollar Cost
Averaging Program.

CONTRACT PURCHASE OR PARTICIPATION

Contracts Available for Purchase. The contracts available for purchase are deferred variable annuity contracts that the Company offers in connection with supplemental retirement programs under Tax Code section 403(b), including
Roth 403(b). The plans are established by school boards and public universities and colleges in the state of New
York, for their participants.

There are two group deferred variable annuity contracts:

(1)	Single purchase payment contracts issued for lump-sum transfers to us of amounts accumulated under a pre- existing plan; and
(2)	Installment purchase payment contracts established to accept continuing periodic payments, but which may also accept lump-sum transfers.

We reserve the right to set a minimum purchase payment on single purchase payment contracts. Lump-sum transfers below this minimum will be applied to an installment purchase payment contract.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Types of Accounts. There are three types of accounts that may be available under your contract:

a)	An employer pre-tax account that will be credited with employer contributions (if any) and any portion of any transfer or rollover contributions attributable to such amounts.
b)	An employee pre-tax account that will be credited with employee salary reduction contributions (if any) and the portion of any transfer or rollover contributions attributable to such amounts.
c)	An employee Roth 403(b) account that will be credited with employee after-tax salary contributions to the Roth
403(b) account (if any) and the portion of any transfer or rollover contribution attributable to such amounts.

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account
(such as a 403(b) or Roth 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your local representative taking into account the additional fees and expenses you may incur in an annuity.

Purchasing the Contract. The contract holder completes the required forms and the local representative submits them to the Company. We approve the forms and issue a contract to the contract holder.

PRO.75962-10                                                                 16

Participating in the Contract. To participate in the contract, your local representative will assist you in completing an enrollment form and submitting it to the Opportunity Plus Service Center. See “Contract Overview–Questions:
Contacting the Company.” If your enrollment is accepted, we establish one or more accounts for you under the contract(s). We may establish an employee account for contributions from your salary or rollover amount, an employer account for employer contributions, and a Roth 403(b) account for employee contributions from your salary or rollover amount. Your account includes amounts held under both the installment purchase payment contract and the single purchase payment contract.

Acceptance or Rejection of Application or Enrollment Forms. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying payments for five days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold payments for longer periods with the permission of the contract holder. If we agree to this, we will deposit the payments in the ING Money Market Portfolio subaccount until the forms are completed (for a maximum of 105 days). If we reject the application or enrollment forms, we will return the forms and any payments.

Allocating Purchase Payments to the Investment Options. You direct us to allocate initial purchase payments to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and by telephone or electronically.

Allocations must be in whole percentages and there may be limitations on the number of investment options that can be selected at any one time. See “Investment Options” and “Transfers.”

Tax Code Restriction. The Tax Code places some limitations on contributions to your account. See “Tax
Considerations.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your local representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

(1)	Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement program. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

(2)	Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

(3)	Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

(4)	Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. If you are exchanging from another annuity contract, New York state law requires completion of replacement forms, which will assist you in this comparison. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your local representative or tax adviser to make sure that the exchange will be handled so that it is tax free.

PRO.75962-10                                                                 17

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative. These alternative options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. The contract holder is the school district or a public university or college to which we have issued the master contract.

Who Owns Money Accumulated Under the Contract? We establish one or more accounts for you under the contracts. Generally, we establish an employee account to receive salary reduction and rollover amounts, an employer account to receive employer contributions, and a Roth 403(b) account to receive employee after-tax salary reduction and rollover amounts. You have the right to the value of your employee account and any employer account, to the extent you are vested as interpreted by the contract holder.

What Rights Do I Have Under the Contract? You generally hold all rights under the contract and may make all elections for your accounts, subject to the consent and approval of the contract holder or its delegate in connection with certain distributions and other transactions related to your account. See “Contract Overview–Contract Rights”
and “Tax Considerations–403(b) Tax-Deferred Annuities.”

RIGHT TO CANCEL

When and How to Cancel. You or the contract holder may cancel your purchase within ten days after receiving the contract (or other document evidencing your interest) by returning it to the Opportunity Plus Service Center or your local representative along with a written notice of cancellation.

Refunds. We will produce a refund to you or the contract holder not later than seven days after we receive the contract or other document evidencing your interest and the written notice of cancellation at the Opportunity Plus
Service Center. The refund will equal the dollars contributed to the contract plus any earnings or less any losses attributable to the purchase payments allocated to the variable investment options. Any mortality and expense risk charges, administrative expense charges (if any), or optional rider charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge. We will not apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account.

PRO.75962-10                                                      18

FEES
Types of Fees
The following repeats and adds to information provided in the “Fee Table” section. Please review both this section and the Fee Table for information on fees.	Your account may incur the following types of fees:
Maximum Transaction Fees	> Transaction Fees
• Early Withdrawal Charge
Early Withdrawal Charge	• Redemption Fees
> Fees Deducted from
Under installment purchase payment contracts, withdrawals of all or a portion of your Fixed Account value, or of account values held in the subaccounts or the Guaranteed Accumulation Account that were attributable to amounts held in the Fixed Account at any time, may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.
There is no early withdrawal charge under installment purchase payment contracts of amounts distributed under the terms of a settlement agreement with the New York Attorney General dated October 10, 2006, nor on any earnings attributable to such distributed amounts. In addition, there is no early withdrawal charge for any amounts withdrawn under single purchase
payment contracts.	Investments in the
    Subaccounts
    • Mortality and Expense
       Risk Charge
    • Administrative Expense
       Charge
    • MGWB Rider Charge
> Fund Fees and Expenses
> ING GET Fund Guarantee
   Charge

Terms to Understand in the
Schedules
Amount. The charge is a percentage of the amount withdrawn. The	> Account Year-a 12-month
percentage will be determined by the early withdrawal charge schedule that	period measured from the
applies to your account. The charge will never be more than 8.5% of total	date we establish your
payments to your account.	account, or measured from
any anniversary of that date.
Purpose. This is a deferred sales charge. This charge may be referred to as a	> Purchase Payment Period
surrender charge in your contract or certificate. The charge reimburses us for	(for installment purchase
some of the sales and administrative expenses associated with the contract. If	payment contracts)-the
our expenses are greater than the amount we collect for the early withdrawal	period of time it takes to
charge, we may use any of our corporate assets, including potential profit	complete the number of
that may arise from the mortality and expense risk charge, to make up any	installment payments
difference.	expected to be made to your
account over a year. For
The early withdrawal charge applies to:	example, if your payment
• Amounts deposited in the Fixed Account and any earnings on such	frequency is bi-weekly, a
amounts;	payment period is completed
after 26 payments are made.
• Amounts that came from a subaccount or the Guaranteed Accumulation	If only 25 payments are
Account but were then transferred to the Fixed Account (and any	made, the payment period is
earnings on such amounts); or	not completed until the
twenty-sixth payment is
• Amounts that came from the Fixed Account but were then transferred to	made. At any given time, the
a subaccount or the Guaranteed Accumulation Account (and any	number of payment periods
earnings on such amounts).	completed can not exceed the
number of account years
completed, regardless of the
number of payments made.

PRO.75962-10                                                               19

Early Withdrawal Charge Schedules:

Withdrawals from the Fixed Account and Variable Investment Options*
Purchase Payment Periods Completed	Early Withdrawal Charge
Fewer than 5	5.0%
5 or more but fewer than 7	4.0%
7 or more but fewer than 9	3.0%
9 or 10	2.0%
More than 10	0.0%

Early Withdrawal Charge Schedule For the Guaranteed Accumulation Account For Certain New York Contracts

The following schedule applies to withdrawals from the Guaranteed Accumulation Account under installment purchase payment master contracts issued after July 29, 1993 in the State of New York. This schedule is based on the number of completed account years. For all other contracts, the applicable early withdrawal charge schedule for withdrawals from the Guaranteed Accumulation Account under installment purchase payment contracts is the same schedule that applies to withdrawals from the Fixed Account and Variable Investment Options above.

Withdrawals from the Guaranteed Accumulation Account for Certain Installment Purchase Payment Contracts*
Account Years Completed	Early Withdrawal Charge
Fewer than 3	5.0%
3 or more but fewer than 4	4.0%
4 or more but fewer than 5	3.0%
5 or more but fewer than 6	2.0%
6 or more but fewer than 7	1.0%
7 or more	0.0%

*	The early withdrawal charge applies to account values in the variable investment options and the Guaranteed
Accumulation Account only if they were attributable to amounts held in the Fixed Account at any time.

Early Withdrawal Charge Schedule When Two or More Accounts are Available. There is no early withdrawal charge for single purchase payment contracts. For installment purchase payment contracts, for the purposes of calculating early withdrawal charges, the number of purchase payment periods will be calculated in the following manner:

a)	The employer pre-tax account, if any, will at all times be credited with the same number of purchase payment periods as the employee account (either employee pre-tax or employee Roth 403(b)) with the greatest number of purchase payment periods completed.

b)	If an employee Roth 403(b) account or employee pre-tax account is established and the other type of employee account was already in existence, the new employee account will initially be credited with the same number of purchase payments as were made, if any, to the existing employee account. After the new employee account is established, the number of additional purchase payment periods credited from that point forward to either employee account will be based solely on the number of subsequent purchase payments, if any, made to that particular employee account. This may result in a different number of purchase payment periods completed for the employee pre-tax account and the employee Roth 403(b)
account.

For example, if a Roth 403(b) installment account is established for a participant who at that time has made 23 installment payments to her pre-tax 403(b) employee installment account, at the time the participant’s Roth 403(b)
installment account is initially established we will credit it with the same number of installment payments as were made to the existing account (23). Thereafter, any future payments the participant makes to her pre-tax account will be credited toward the number of payment periods completed for that account only, while any future payments the participant makes to her Roth 403(b) account will be credited toward the number of payment periods completed only for the Roth 403(b) account.

PRO.75962-10                                                               20

Waiver. The early withdrawal charge is waived for portions of a withdrawal that are:

  Used to provide payments to you during the income phase;
  Paid because of your death before income phase payments begin;
  Paid where your account value is $2,500 or less and no part of the account has been taken as a withdrawal or a loan or used to provide income phase payments within the prior 12 months;
  Withdrawn because of the election of a systematic distribution option (see “Systematic Distribution Options”);
  Withdrawn when you are 59½ or older, have an installment purchase payment account and have completed at least nine purchase payment periods;
  Withdrawn due to disability as specified in the Tax Code;
  Withdrawn on or after the tenth anniversary of the effective date of the account;
  Withdrawn due to a financial hardship as defined in the Tax Code; or
  Withdrawn due to your separation from service with your current employer, while meeting the age and service requirements to receive benefits under the New York State Teachers’ or Employee’s Retirement Systems (even if you are not a member of either system).

Severance from Employment. Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges unless the severance from employment would have otherwise qualified as a separation from service prior to the Economic Growth and Tax
Relief Reconciliation Act of 2001, and you meet the other requirements set forth in the contract.

Free Withdrawals. If you are between the ages of 59½ and 70½, you may withdraw up to 10% of your account value during each calendar year without being charged a withdrawal fee. The free withdrawal only applies to the first partial withdrawal you make in each calendar year. The 10% amount will be based on your account value calculated on the valuation date next following our receipt of your request for withdrawal. Outstanding contract loans are excluded from the account value when calculating the 10% free withdrawal amount.

The free withdrawal will not apply:

  To a full withdrawal of your account; or
  To partial withdrawals due to a default on a contract loan.

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Fees Deducted From Investments in the Subaccounts

Mortality and Expense Risk Charge

Amount. During the accumulation phase the mortality and expense risk charge is 1.00% annually of your account value invested in the subaccounts, except amounts invested in the ING Money Market Portfolio subaccount, for which the mortality and expense risk charge is 0.35% annually. See “The Income Phase–Charges Deducted” for fees deducted during the income phase.

When/How. We deduct this fee daily from the subaccounts corresponding to the funds you select. We do not deduct this fee from any fixed interest option.

Purpose. The fee compensates us for the mortality and expense risks we assume under the contracts.

  The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.
  The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

PRO.75962-10                                                                21

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

Administrative Expense Charge

Maximum Amount. 0.25%. We currently do not impose this fee. We reserve the right, however, to charge up to
0.25% on an annual basis from your account value invested in the funds.

When/How. If imposed, we will deduct this fee daily from your account value held in the subaccounts corresponding to the funds you select. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The fee is not intended to exceed the average expected cost of administering the contracts.
We do not expect to earn a profit from this fee.

MGWB Rider Charge:

Maximum Amount. We charge this fee only if you have elected the MGWB Rider. The maximum annual charge for the MGWB rider is 1.20% of the MGWB Base, deducted as a quarterly charge of 0.30%. The current annual charge for the MGWB rider is 0.40% of the MGWB Base, deducted as a quarterly charge of 0.10%.

Please see “Calculating the Minimum Guaranteed Withdrawal Benefit Base” in the “Optional Minimum Guaranteed
Withdrawal Benefit Rider” section for how and when the MGWB Base is calculated.

When/How. We deduct this fee on each quarterly rider anniversary date from the portion of the eligible account value invested in the subaccounts, in the same proportion that this amount bears to the total eligible account value invested in all subaccounts. While we do not deduct this charge from amounts invested in any fixed interest option, the charge is calculated as a percentage of the MGWB Base, which includes amounts you have invested in the fixed interest options. If the amount invested in the subaccounts is insufficient to satisfy any portion of the MGWB Rider
Charge on a quarterly rider anniversary date, we reserve the right to deduct any remaining MGWB Rider Charge on the next business day in which you have amounts invested in the subaccounts sufficient to satisfy the remaining charge.

A “quarterly rider anniversary date” is the date three months from the date the rider becomes effective (the “rider date”) that falls on the same date of the month as the rider date. For example, if the rider date is February 12, the quarterly rider anniversary date is May 12. If there is no corresponding date in the month, the quarterly rider anniversary date will be the last date of such month. If the quarterly rider anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day. A “rider anniversary” is the date one calendar year from the rider date, and each date thereafter that is the same date and month as the rider date. We call the consecutive one year period starting on the rider date and each rider anniversary and ending on the date before the next rider anniversary a “rider year.”

In addition, a pro rata portion of the quarterly charge will be deducted upon a full surrender of the eligible account value, upon cancellation of the rider, and upon the application of the eligible account value to an income phase option.

Purpose. The fee compensates us for the insurance risks we take in providing the guaranteed withdrawals available under the MGWB rider. If the amount we deduct for this fee is not enough to cover the costs of these risks, we will bear the loss, while if the amount we deduct for this fee exceeds such risks, we will earn a profit from this fee. We do not expect to earn a profit from this fee.

PRO.75962-10                                                                     22

Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

The Company may receive substantial revenue from each of the funds or from the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the
Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Types of Revenue Received from Affiliated Funds

The types of revenue received by the Company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the
  Company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The Company receives additional amounts related to affiliated funds in the form of intercompany payments from the fund’s investment adviser or the investment adviser’s parent. These intercompany payments provide the Company with a financial incentive to offer affiliated funds through the Contract rather than unaffiliated funds.

Types of Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The types of revenues received by the Company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

PRO.75962-10                                                                          23

These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the contract that made cash payments to us were individually ranked according to the total amount they paid to the
Company or its affiliates in 2009, in connection with the registered variable annuity contracts issued by the
Company, that ranking would be as follows:

1.	Fidelity Investments®	8.	Invesco AIM Investments
2.	American FundsSM	9.	Calvert Funds
3.	Franklin® Templeton® Investments	10.	American Century Investments
4.	OppenheimerFunds, Inc.	11.	Amana Funds
5.	Evergreen InvestmentsSM	12.	Alger Funds
6.	Lord Abbett Funds	13.	BlackRock, Inc.
7.	Pax World Funds

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2009, the affiliated funds would be first on the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in
Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “Contract Distribution.”

Premium and Other Taxes. Currently, there is no premium tax on annuities under New York regulations. If the state does impose a premium tax, it would be deducted from the amount applied to an income phase payment option.
We reserve the right to deduct a charge for state premium tax at any time from the purchase payment(s) or from the account value at any time, but no earlier than when we have a tax liability under state law.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund of funds. These funds are identified in the investment option list on the front of this prospectus.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account.
See “Tax Considerations.”

ING GET Fund Guarantee Charge

Various series of the ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. The ING GET Fund guarantee charge is deducted each business day during the guarantee period if you elect to invest in the ING GET Fund. The amount of the ING GET Fund guarantee charge is
0.25% and is deducted from amounts allocated to the ING GET Fund investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the ING GET Fund subaccount. See
“Investment Options–ING GET U.S. Core Portfolio.”

OPTIONAL MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER

General. You may elect to purchase an optional Minimum Guaranteed Withdrawal Benefit rider (“MGWB rider”).
The MGWB rider generally guarantees that you may withdraw specified amounts from your account each calendar year. Depending upon the option you select, these withdrawals may be guaranteed for a defined period or for your life. The rider may also provide for guaranteed payments in the event your eligible account value is reduced to zero, subject to the terms, conditions and limitations noted below. You may wish to purchase this rider if you want future income. Two optional forms of the rider are available.

PRO.75962-10                                                                24

Any date required by this rider that falls on a date when the New York Stock Exchange (“NYSE”) is closed for trading will be applied as of the next date the NYSE is open.

The MGWB rider may not be available for all investors. In order to be eligible for a withdrawal, you must otherwise qualify for withdrawals under the terms of the Internal Revenue Code of 1986, as amended (“Tax
Code”) and your retirement plan. You should analyze the MGWB rider thoroughly and understand it completely before you elect to purchase it. The MGWB rider guarantees withdrawals up to a specified amount each calendar year. It does not guarantee any return of principal or premium payments, nor does it guarantee performance of any specific fund under the contract. The MGWB rider has no cash surrender value. You should consult a qualified financial or tax advisor when evaluating the MGWB rider.

Availability. The MGWB rider may be purchased provided all of the following conditions are met:

1)	Your eligible account value is equal to or greater than the required minimum initial MGWB Base (see “Calculating the Minimum Guaranteed Withdrawal Benefit Base,” below);
2)	None of your eligible account value is invested in a Restricted Investment Option on the rider date (see “Investment Restrictions,” below);
3)	You do not have an outstanding loan on the rider date;
4)	Your election of the MGWB rider is received in good order at the Opportunity Plus Service Center (see “Contract Overview–Questions: Contacting the Company”); and
5)	We are currently making the MGWB rider available for election by participants.

The MGWB rider is not available in connection with Roth 403(b) accounts. Amounts in a Roth 403(b) account are not used to determine the MGWB Base, and any purchase payments contributed as Roth 403(b) after-tax salary reductions are not included as eligible purchase payments for purposes of the rider. In addition, withdrawals from
Roth 403(b) accounts are disregarded for purposes of the MGWB rider. The MGWB rider is not applicable to amounts invested in or contributed to the ING 403(b)(7) mutual fund program that may be offered under your plan.
Any transfers from investment options offered under the Opportunity Plus 403(b)(1) annuity to any investment option offered under the ING 403(b)(7) mutual fund program will be treated as a withdrawal and will cause the
MGWB rider to enter into the Withdrawal Phase. Once the MGWB rider has entered the Withdrawal Phase, any such transfer from investment options offered under the Opportunity Plus 403(b)(1) annuity to any investment option offered under the ING 403(b)(7) mutual fund program will also be treated as a withdrawal, as described in
“Impact of Withdrawals on the MGWB Remaining Guaranteed Balance and MGWB Base,” below.

Charges for the MGWB Rider. The maximum annual charge for the MGWB rider is 1.20% of the MGWB Base, deducted as a quarterly charge of 0.30%. The current annual charge for the MGWB rider is 0.40% of the MGWB
Base, deducted as a quarterly charge of 0.10%. See “Fees–MGWB Rider Charge.”

Overview of the MGWB Rider. The MGWB rider has two phases. The first phase, called the Growth Phase, begins on the rider date and ends as of the business day before the first partial withdrawal is taken. The second phase is called the Withdrawal Phase. This phase begins as of the date you take the first partial withdrawal of any kind under the contract, while the MGWB rider is in effect. During the accumulation phase under the contract, the
MGWB rider may be in either the Growth Phase or the Withdrawal Phase. During both the Withdrawal Phase and the Growth Phase, we require that your eligible account value be allocated in accordance with certain limitations
(see “Investment Option Restrictions,” below).

At the time you decide to take your first partial withdrawal from the contract (thereby triggering the Withdrawal
Phase), you must elect one of two rider withdrawal options. These options determine the benefits you may receive under the MGWB rider, and are in part restricted based upon your age on the date the Withdrawal Phase begins, as follows:

1) If you are between age 50 and 54 on the date the Withdrawal Phase begins: You may only elect rider withdrawal option A.

2) If you are age 55 or over on the date the Withdrawal Phase begins: You may select between rider withdrawal option A and rider withdrawal option B.

Once a rider withdrawal option is selected, it may not be changed. We describe rider withdrawal options A and B in
“Rider Withdrawal Options,” below.

PRO.75962-10                                                                25

Rider Withdrawal Options. Before entering the Withdrawal Phase by taking a partial withdrawal, you must elect a rider withdrawal option. If you purchase the MGWB rider at a time when you have elected a systematic distribution option under the contract (see “Systematic Distribution Options”), and you do not terminate the systematic distribution option at the time the rider is elected, the Withdrawal Phase will begin with your next scheduled systematic distribution, and you therefore must elect a rider withdrawal option. You should carefully consider the impact an existing systematic distribution option will have on the MGWB rider withdrawal options before electing the MGWB rider. Election of the rider withdrawal option must be received in good order and must accompany your partial withdrawal request, as permitted by your plan.

When electing a rider withdrawal option, you should compare the benefits available under each option with those otherwise available through the income phase payment options available under your contract. Once a rider withdrawal option has been elected, it cannot be changed.

The available rider withdrawal options are as follows:

Rider Withdrawal Option	Age on the date Withdrawal Phase begins	Maximum Annual Withdrawal Percentage
A (Non Life)	50+	7%
B (Life)	55-64	4%
	65+	5%

Under rider withdrawal option A, the Maximum Annual Withdrawal Percentage (“MAW Percentage”) is 7% (see
“Calculating the Maximum Annual Withdrawal,” below), and in the event the MGWB rider enters Automatic
Periodic Benefit Status, MGWB Periodic Payments will continue only until the MGWB Remaining Guaranteed
Balance is reduced to zero, at which point all benefits under the MGWB rider will end. See “Automatic Periodic
Benefit Status” and “MGWB Periodic Payments,” below.

Under rider withdrawal option B, the MAW Percentage is 4% if you are between age 55 and 64 on the date the
Withdrawal Phase begins, and 5% if you are age 65 or older on the date the Withdrawal Phase begins (see
“Calculating the Maximum Annual Withdrawal,” below); however, in the event the MGWB rider enters Automatic
Periodic Benefit Status, MGWB Periodic Payments will continue for your lifetime, even if the MGWB Remaining
Guaranteed Balance is reduced to zero. See “Automatic Periodic Benefit Status” and “MGWB Periodic Payments,”
below.

Calculating the Minimum Guaranteed Withdrawal Benefit Base. In order to determine the amount you may withdraw under the rider (see “Calculating the Maximum Annual Withdrawal” below), we first determine the
Minimum Guaranteed Withdrawal Benefit Base (“MGWB Base”). The initial MGWB Base is equal to your eligible account value, on the rider date. During the Growth Phase, the MGWB Base is recalculated on each 12 month anniversary of the rider date (the “rider date anniversary”), for a maximum of 10 years following the rider date. For example, if the rider date is March 1, 2010, the MGWB Base will be recalculated on March 1, 2011, and on each
March 1 up to and including March 1, 2020. We call the date that the MGWB Base is recalculated the “ratchet date.” The minimum initial MGWB Base is $25,000; the maximum MGWB Base is $1,000,000 (or such greater amount as we may otherwise allow), including any transfer or rollover amounts we receive within 12 months of the rider date. The subsequent maximum MGWB Base on any ratchet date is limited to $5,000,000. We call the amount in excess of these limits “ineligible purchase payments.” For purposes of this calculation, we call any salary deferral amounts received during the Growth Phase and any transfer/rollover amounts received within the first 12 months from the rider date (during the Growth Phase) as “eligible purchase payments.”

As of each ratchet date, the MGWB Base equals the greater of:

1)	The current MGWB Base; or
2)	Your current eligible account value, less any ineligible purchase payments.

On any other date, the MGWB Base equals:

1)	The MGWB Base on the previous ratchet date; plus
2)	Any eligible purchase payments applied since the previous ratchet date.

PRO.75962-10                                                         26

For purposes of calculating the MGWB Base on or prior to the first ratchet date, the rider date will be treated as the previous ratchet date for this calculation.

During the Withdrawal Phase, the MGWB Base is recalculated to reflect any election to exercise the MGWB Reset
Option and to reflect any adjustments for partial withdrawals that cause the Maximum Annual Withdrawal to be exceeded. See “Impact of Withdrawals on the MGWB Remaining Guaranteed Balance and MGWB Base,” below.

Calculating the Maximum Annual Withdrawal. The Maximum Annual Withdrawal (“MAW”) is the
maximum amount that may be withdrawn from your eligible account value in any calendar year that the MGWB rider is in effect, without reducing the rider benefit guarantee in future years. The MAW is generally determined by multiplying the MAW Percentage (see “Rider Withdrawal Options,” above) by the MGWB Base as of the date the
MAW is determined.

The initial MAW is determined on the last day of the Growth Phase, by multiplying:

(1)	The applicable MAW Percentage, based upon your age and the rider withdrawal option you select (see “Rider Withdrawal Options,” above), by
(2)	The MGWB Base as of that date.

Once determined, neither the rider withdrawal option nor the MAW Percentage may be changed.

Thereafter, the MAW will be recalculated each time the MGWB Base is increased or decreased (see “Calculating the Minimum Guaranteed Withdrawal Benefit Base,” above and “MGWB Reset Option,” below), so as to equal the
MAW Percentage multiplied by the newly recalculated MGWB Base.

Calculating the MGWB Remaining Guaranteed Balance. The MGWB Remaining Guaranteed Balance is the
amount guaranteed to be available for withdrawal from your eligible account value over time, while the rider is in effect.

During the Growth Phase, the MGWB Remaining Guaranteed Balance is equal to the MGWB Base.

During the Withdrawal Phase, the MGWB Remaining Guaranteed Balance will be recalculated at the time of each withdrawal, at the time the MGWB Reset Option is exercised, and at the time any rider benefits are paid. See
“Impact of Withdrawals on the MGWB Remaining Guaranteed Balance and MGWB Base,” “MGWB Periodic
Payments,” and “MGWB Reset Option,” below.

In the event you have elected rider withdrawal option A (non life), and the MGWB Remaining Guaranteed Balance is reduced to zero, the MGWB rider will terminate and no additional rider benefits will be paid.

Impact of Withdrawals on the MGWB Remaining Guaranteed Balance and MGWB Base. Depending upon the amount of the withdrawal, a partial withdrawal can impact the value of the MGWB Remaining Guaranteed
Balance and the MGWB Base. All amounts withdrawn, with the exception of any amounts withdrawn from a Roth
403(b) account, will be considered in determining the impact of the withdrawal on the MGWB Remaining
Guaranteed Balance and the MGWB Base. Note that amounts that may have been classified as ineligible purchase payments will also be considered in determining the impact of the withdrawal on the MGWB Remaining
Guaranteed Balance and the MGWB Base,

Withdrawals during each calendar year that cumulatively do not exceed the then-applicable MAW will decrease the
MGWB Remaining Guaranteed Balance by the amount of each withdrawal, but do not result in a recalculation of the
MGWB Base. See Appendix IV–Example 1.

Any withdrawal that causes the cumulative withdrawals for the current calendar year to exceed the MAW will immediately reduce the MGWB Remaining Guaranteed Balance and the MGWB Base to the lesser of:

1)	The MGWB Remaining Guaranteed Balance immediately prior to the withdrawal minus the amount of the withdrawal; or
2)	Your eligible account value immediately after the withdrawal.

See Appendix IV–Example 2.

PRO.75962-10                                                         31

For purposes of (a) determining whether the MAW has been exceeded, and (b) determining the value of the MGWB
Remaining Guaranteed Balance in 1) above, the amount of any withdrawal from the Guaranteed Accumulation
Account will be the withdrawal amount reduced by any negative MVA, but not increased by any positive MVA. See
Appendix IV, Example 3. See also “Withdrawals from the Guaranteed Accumulation Account,” below; Appendix I–
Guaranteed Accumulation Account; and the Guaranteed Accumulation Account Prospectus.

Similarly, for purposes of (a) determining whether the MAW has been exceeded, and (b) determining the value of the
MGWB Remaining Guaranteed Balance in 1) above, the amount of any withdrawal will be the amount after deduction of any early withdrawal charge. See Appendix IV, Example 3. See also “Early Withdrawal Charges,”
below.

Withdrawals will be taken on a pro rata basis from each variable and fixed investment option unless you direct otherwise. Withdrawals not taken on a pro rata basis as well as any withdrawal from a Fixed Allocation Investment
Option, whether or not taken on a pro rata basis, may result in MGWB Rebalancing (see “Investment Option
Restrictions” below).

Early Withdrawal Charges. Amounts withdrawn up to the MAW are not subject to early withdrawal charges.
Amounts withdrawn in excess of the MAW are subject to any applicable early withdrawal charges.

Withdrawals from the Guaranteed Accumulation Account. Amounts withdrawn from the Guaranteed
Accumulation Account are subject to any applicable market value adjustment (“MVA”). See Appendix I–
Guaranteed Accumulation Account and the Guaranteed Accumulation Account prospectus.

Required Minimum Distributions. To the extent a withdrawal is taken to satisfy the Required Minimum
Distribution (“RMD”) rules of the Tax Code applicable to your account, and such withdrawal exceeds the MAW for a specific calendar year, the withdrawal will not cause a recalculation of the MGWB Remaining Guaranteed Balance or the MGWB Base, subject to the following rules:

1)	If, on the first business day of any calendar year, a participant’s RMD for that calendar year, applicable to that participant’s eligible account value, is greater than the MAW on that date, an Additional Withdrawal
Amount will be set on that date to be equal to that portion of the RMD that exceeds the MAW. Otherwise, the Additional Withdrawal Amount will be set to zero.
2)	Any withdrawals taken in a calendar year will count first against the MAW for that calendar year.
3)	Once the MAW for the then-current calendar year has been taken, additional amounts withdrawn in excess of the MAW will count against and reduce any Additional Withdrawal Amount and are not considered withdrawals that exceed the MAW.
4)	Withdrawals that exceed the Additional Withdrawal Amount will reduce the MGWB Base and MGWB
Remaining Guaranteed Balance, as described in “Impact of Withdrawals on the MGWB Remaining
Guaranteed Balance and MGWB Base,” above. This will cause a recalculation of the MAW as described in
“Calculating the Maximum Annual Withdrawal,” above.
5)	The Additional Withdrawal Amount is set to zero at the end of each calendar year, and remains at zero until it is recalculated the following calendar year. The Additional Withdrawal Amount, when recalculated, will not include your RMD for a calendar year, or any portion thereof, which may otherwise be taken after the calendar year’s end. Therefore, the timing of taking your RMD is important in preserving the maximum benefit of the MGWB rider.

See Appendix IV–Example 4.

Special rules may apply to withdrawals from certain investment options. See “Investment Option Restrictions,”
below.

Automatic Periodic Benefit Status. As indicated in the Rider Withdrawal Options section above, if your eligible account value is reduced to zero (other than by a withdrawal that exceeds the MAW) while the MGWB rider is in effect, the rider will enter Automatic Periodic Benefit Status and MGWB Periodic Payments will be paid in accordance with the rider withdrawal option you have elected (see “MGWB Periodic Payments,” below).

PRO.75962-10                                                         28

If your eligible account value is reduced to zero by a withdrawal that exceeds the MAW, your account and the rider will terminate. In addition, all provisions of the contract will terminate with the exception of any provisions relating to a Roth 403(b) account. Such provisions will continue to apply with respect to the Roth 403(b) account value only.

When the MGWB rider enters Automatic Periodic Benefit Status, the impacted participant account is modified as follows:

1)	Except for provisions relating to a Roth 403(b) account, no other benefits under the contract apply, other than as provided under the MGWB rider;
2)	No additional purchase payments will be accepted, except purchase payments made to a Roth 403(b)
account;
3)	Any other riders will terminate unless otherwise specified under the applicable rider or except to the extent that the rider is applicable to the value in a Roth 403(b) account; and
4)	The impacted participant account (other than a Roth 403(b) account) and the MGWB rider will terminate at the earliest of:
(a) Under rider withdrawal option A (non life), payment of the final MGWB Periodic Payment; or
(b) Payment of the MGWB Death Benefit (see “MGWB Death Benefit,” below).

If a participant is not receiving payments under a systematic distribution option at the time the MGWB rider enters
Automatic Periodic Benefit Status, and the MAW exceeds the partial withdrawals for that rider year (including the partial withdrawal that caused the MGWB rider to enter Automatic Periodic Benefit Status), the excess of the MAW over such partial withdrawals will be paid immediately to the participant.

MGWB Periodic Payments. Upon entering Automatic Periodic Benefit Status, you will begin to receive
MGWB Periodic Payments equal to the MAW on the date the MGWB rider enters such status. Unless you are receiving periodic payments under a systematic distribution option at the time Automatic Periodic Benefit Status begins, you will receive MGWB Periodic Payments annually. If you are receiving periodic payments under a systematic distribution option, MGWB Periodic Payments will begin with the next scheduled payment under this option, and will be made at the same frequency in equal amounts such that the sum of all payments in each calendar year will equal the annual MGWB Periodic Payment.

Once you have entered Automatic Periodic Benefit Status, MGWB Periodic Payments will continue in accordance with the rider withdrawal option you have selected (see “Rider Withdrawal Options,” above). In the event you elected rider withdrawal option A (non life), and the MGWB Remaining Guaranteed Balance is less than or equal to the MAW at the time an MGWB Periodic Payment is due, that payment will equal the MGWB Remaining
Guaranteed Balance, and will be the final MGWB Periodic Payment.

MGWB Death Benefit. If you die while the MGWB rider is in Automatic Periodic Benefit Status, MGWB
Periodic Payments will end, and to the extent an MGWB Remaining Guaranteed Balance remains under the rider, it will be payable as the MGWB Death Benefit. The MGWB Death Benefit will be payable in one lump sum to the person or persons entitled to death benefit proceeds under the contract.

MGWB Reset Option. While the MGWB rider is in the Withdrawal Phase, you may elect to reset the MGWB
Base and the MGWB Remaining Guaranteed Balance to your eligible account value on the date we receive the reset request in good order. Any additional MAW amount resulting from the reset may be withdrawn during the remainder of that calendar year.

The MGWB Reset Option is subject to the following requirements:

1)	We must receive your reset request in good order at our Opportunity Plus Service Center on or prior to an applicable reset option date;
2)	A reset may only be elected on a reset option date stated in your rider schedule;
3)	Your eligible account value must be greater than the MGWB Base; and
4)	Your eligible account value must not have reached the maximum MGWB Base.

Currently, the reset option date is the first rider date anniversary following the first day the MGWB rider enters the
Withdrawal Phase, and occurring every twelve months thereafter.

PRO.75962-10                                                         29

If the MGWB Reset Option is exercised we may, at our discretion, increase or decrease the MGWB Rider Charge at the time of such exercise; however, it will never exceed the maximum MGWB Rider Charge shown in “MGWB
Rider Charge,” above. If we are issuing the MGWB rider in this form as of the reset option date, the MGWB Rider
Charge at time of reset will not exceed the charge then in effect for new MGWB riders issued as of the current
MGWB rider’s reset option date. In addition, upon reset, the MGWB rider will become subject to any investment option restrictions then in effect for new MGWB riders being issued at the time of reset.

Investment Option Restrictions. In order to mitigate the insurance risk inherent in our guarantee to provide you with guaranteed withdrawals (subject to the terms and conditions described in this prospectus), we require that your eligible account value be allocated in accordance with certain limitations. In general, to the extent you choose not to invest in Accepted Investment Options, we require that at least 25% of your eligible account value not so invested be invested in the Fixed Allocation Investment Options. We will require this allocation regardless of your investment instructions to the contrary, as described below.

While the MGWB rider is in effect, eligible account value allocated to investment options other than Accepted
Investment Options will be rebalanced so as to maintain at least 25% of such eligible account value in the Fixed
Allocation Investment Options. See “MGWB Rebalancing,” below.

Accepted Investment Options. Currently, the only Accepted Investment Option is the ING MFS Total Return
Portfolio. We may designate newly available investment options as Accepted Investment Options or reclassify any existing investment options as Accepted Investment Options.

Conditional Investment Options. Conditional Investment Options consist of the following three categories:

1)	Fixed Allocation Investment Options: Currently, the Fixed Allocation Investment Options are the ING
Fixed Account, the ING Intermediate Bond Portfolio, and the Guaranteed Accumulation Account. We
may add newly-available investment options as Fixed Allocation Investment Options.
2)	Restricted Investment Options: Currently, the ING GET U.S. Core Portfolio is designated as a
Restricted Investment Option. Transfers or deposits into Restricted Investment Options are not permitted while the MGWB rider is in effect. We may in the future designate newly-available investment options as Restricted Investment Options.
3)	Other Investment Options: We call any investment not designated as a Fixed Allocation Investment
Option, Restricted Investment Option, or Accepted Investment Option an “Other Investment Option.”
Other Investment Options are subject to restrictions as to the amount of eligible account value that may be invested or transferred into such investment options.

Fixed Rebalancing Investment Option. The ING Intermediate Bond Portfolio is designated as the Fixed
Rebalancing Investment Option.

MGWB Rebalancing. If, on any MGWB Rebalancing Date (defined below), your eligible account value invested in the Fixed Allocation Investment Options is less than 25% of your eligible account value invested in the
Conditional Investment Options, we will automatically rebalance your eligible account value allocated to the
Conditional Investment Options so that 25% of this amount is allocated to the Fixed Allocation Investment Options.
Any amount so rebalanced will be allocated to the Fixed Rebalancing Investment Option. Accepted Investment
Options are excluded from MGWB Rebalancing. MGWB Rebalancing is done on a pro rata basis from the Other
Investment Options to the Fixed Rebalancing Investment Option, and will be the last transaction processed on that date.

The MGWB Rebalancing Dates are as follows:

1)	The rider date and any rider anniversary;
2)	Any day on which you withdraw amounts from the Fixed Allocation Investment Options;
3)	Any day on which you transfer or reallocate amounts from the Fixed Allocation Investment Options, whether such transfer or reallocation is automatic or directed by you; and
4)	Any day on which we receive transfer/rollover amounts that are considered eligible purchase payments under the MGWB rider.

See “Appendix V–Examples of MGWB Rebalancing.”

PRO.75962-10                                                         30

MGWB Rebalancing will not occur on an MGWB Rebalancing Date if you are entirely invested in Accepted
Investment Options, or if at least 25% of your eligible account value invested in the Conditional Investment Options is allocated to the Fixed Allocation Investment Options.

MGWB Rebalancing is separate from any other automatic rebalancing under the contract. However, if another automatic rebalancing option under the contract causes your allocations to be out of compliance with the investment option restrictions noted above, MGWB Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations.

In certain circumstances MGWB Rebalancing may result in a reallocation into the Fixed Rebalancing Investment
Option even if you have not previously been invested in it. See “Appendix V–Examples of MGWB Rebalancing.”
By electing to purchase the MGWB rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Rebalancing Investment Option. You should not purchase the MGWB rider if you do not wish to have your eligible account value reallocated in this manner.

Cancellation of the MGWB Rider. You may cancel the MGWB rider on the 5th rider anniversary, on the 10th rider anniversary, or on any rider anniversary thereafter, by providing us written notice in good order at the Opportunity
Plus Service Center on or prior to the applicable rider anniversary.

Other than as provided under “Automatic Periodic Benefit Status” above, the MGWB rider will automatically terminate on the next valuation following the occurrence of the following:

1)	The MGWB Guaranteed Remaining Balance is reduced to zero (if a non life rider withdrawal option was elected);
2)	The contract is terminated accordance with contractual provisions;
3)	You initiate a loan;
4)	You initiate income phase payments; or
5)	You die.

The MGWB rider has no cash surrender value or other non-forfeiture benefits upon termination.

Federal Tax Considerations. We currently treat any amounts paid to you under the MGWB rider while in
Automatic Periodic Benefit Status as income phase payments rather than withdrawals.

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

  Account dollars directed to the fixed interest options, including interest earnings to date; less
  Deductions, if any, from the fixed interest options (e.g. withdrawals, fees); plus
  The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in
“accumulation units” of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

PRO.75962-10                                                         31

Valuation. We determine the AUV every business day after the close of the NYSE (normally at 4:00 p.m. Eastern
Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

  The net assets of the fund held by the subaccount as of the current valuation; minus
  The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
  Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
  The total value of the subaccount units at the preceding valuation; minus
  A daily deduction for the mortality and expense risk charge and administrative expense charge, if any, and any other fees, such as guarantee charges for the ING GET Fund, deducted daily from investments in the separate account.

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time), the applicable AUV’s are $10 for
Subaccount A, and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of
Subaccount A and 80 accumulation units of Subaccount B.

$5,000 contribution			Step 1: You make an initial contribution of
	Step 1 ||		$5,000.
ING Life Insurance and Annuity Company			Step 2:
A. You direct us to invest $3,000 in Fund A.
	Step 2 ||		The purchase payment purchases 300
Variable Annuity Account C			accumulation units of Subaccount A
Subaccount A 300 accumulation units	Subaccount B 80 accumulation units	Etc.	($3,000 divided by the current $10 AUV).
B. You direct us to invest $2,000 in Fund B.
The purchase payment purchases 80
accumulation units of Subaccount B
|| Step 3 ||			($2,000 divided by the current $25 AUV).
Fund A	Fund B		Step 3: The separate account then purchases
shares of the applicable funds at the then
current market value (net asset value or NAV).

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Any subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the NYSE will purchase subaccount accumulation units at the AUV computed after the close of the NYSE (normally at 4:00 p.m. Eastern Time) on that day. The value of subaccounts may vary day to day.

PRO.75962-10                                                         32

WITHDRAWALS
Making a Withdrawal. Subject to the Tax Code withdrawal restrictions described below and the rules of your plan, you may withdraw all or a portion of your account value at any time during the accumulation phase.
Withdrawals may be subject to approval by the contract holder or the contract holder’s delegate. See “Contract Overview–Contract Rights” and
“Tax Considerations–403(b) Tax-Deferred Annuities.”	Taxes, Fees and Deductions Amounts withdrawn may be subject to one or more of the following: > Early Withdrawal Charge (see “Fees–Early Withdrawal
Charge”)
Steps for Making a Withdrawal. You must:	> Optional Minimum
Guaranteed Withdrawal
> Select the Withdrawal Amount.	Benefit Rider Charge (see
“Fees–MGWB Rider Charge”)
(1)	Full Withdrawal: You will receive, reduced by any required withholding tax, tax penalties, redemption fees (if applicable), and MGWB rider charges (if applicable), your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable
early withdrawal charge.	> Redemption Fees (see “Fees– Redemption Fees”) > Market Value Adjustment (see Appendix I) > Tax Penalty (see “Tax Considerations”)
> Tax Withholding (see “Tax
    Considerations”)

To determine which may apply,
refer to the appropriate sections
of this prospectus, contact your
local representative or call the
Company at the number listed in
“Contract Overview–Questions:
Contacting the Company.”
(2)	Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, tax penalties, and redemption fees (if applicable), the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge, and any positive or negative market value adjustment for amounts withdrawn from the
Guaranteed Accumulation Account.

  Select Investment Options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options, from each investment option in which you have an account value.
  Properly complete a disbursement form and submit it to the Opportunity Plus Service Center.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

(1)	As of the next valuation after we receive a request for withdrawal in good order at the Opportunity Plus Service Center; or
(2)	On such later date as specified on the disbursement form (as allowed under our administrative procedures).

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements.
Normally, the payment will be sent not later than seven calendar days following our receipt of the disbursement form in good order at the Opportunity Plus Service Center.

Withdrawal Restrictions from 403(b) Plans. Section 403(b)(11) of the Tax Code generally prohibits withdrawal under 403(b) contracts prior to your death, disability, attainment of age 59½, severance from employment or financial hardship, of the following:

(1)	Salary reduction contributions made after December 31, 1988;
(2)	Earnings on those contributions, and;
(3)	Earnings during such period on amounts held as of December 31, 1988.

Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship. Other withdrawals may be allowed as provided for under the Tax Code or regulations.

Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “Taxation of Qualified Contracts–Distributions.”

PRO.75962-10                                                          33

Reinvestment Privilege. The contract allows one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for early withdrawal charges imposed at the time of withdrawal. Any MGWB rider that was in effect at the time of the full withdrawal will not be reinstated. We will reinvest in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET Fund and then elect to reinvest them, we will reinvest them in an ING GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you are invested, on a pro rata basis. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Accumulation Account (see Appendix I). Seek competent advice regarding the tax consequences associated with reinvestment.

Employer Directed Withdrawals. If permitted by the plan, we may, at the contract holder’s direction, deduct amounts from participant accounts in order to pay costs associated with a third party administrator engaged by the plan sponsor to administer the plan.

LOANS

Availability. You may take a loan from your account value during the accumulation phase if permitted by your plan. Loans are only allowed from amounts allocated to certain subaccounts and fixed interest options. Loans are not available under contracts issued as a Roth 403(b) annuity or from Roth 403(b) accounts. Additional restrictions may apply under the Tax Code, your plan, or due to our administrative practices or those of a third party administrator selected by your plan sponsor, and loans may be subject to approval by the plan sponsor or its delegate. We reserve the right not to grant a loan request if the participant has an outstanding loan in default.

Requests. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to the Opportunity Plus Service Center. Read the terms of the loan agreement before submitting any request.

SYSTEMATIC DISTRIBUTION OPTIONS

Features of a Systematic Distribution Option If available under your plan, a systematic distribution option allows you to receive regular payments from your account	Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine which systematic distribution options are available, call the Opportunity Plus Service
Center at 1-800-677-4636.
without moving into the income
phase. By remaining in the	The following systematic distribution options may be available:
accumulation phase, you retain
certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply	> SWO-Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under the contract.
You may not elect this option if you have an outstanding contract loan.

> LEO-Life Expectancy Option. This option provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See “Tax Considerations.”

> ECO-Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law at the later of age 70½ or retirement and pay you that amount once a year.

PRO.75962-10                                                                      34

Availability of Systematic Distribution Options. The Company may offer additional systematic distribution options or discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

Terminating a Systematic Distribution Option. Once a systematic distribution option is elected, you may revoke it at any time by submitting a written request to the Opportunity Plus Service Center. Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again until the next calendar year, nor may any other systematic distribution option be elected unless the Tax Code permits it.

Taxation. Withdrawals received through these options and revocations of elections may have tax consequences. See
“Tax Considerations.”

DEATH BENEFIT
The contract provides a death benefit in the event of your death, which is payable to the beneficiary you name for your account. The designated beneficiary may be changed at any time. Such change will not become effective until written notice of the change is received by the Company. In the event there is no beneficiary designated on your account, the death benefit
will be payable to your estate.	During the Income Phase This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see “Income Phase.”

During the Accumulation Phase

Payment Process

1.	Following your death, your beneficiary must provide the Company with proof of death acceptable to us and a payment request in good order.
2.	The payment request should include selection of a benefit payment option.
3.	Within seven calendar days after we receive proof of death acceptable to us and a payment request in good order at the Opportunity Plus Service
Center, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.

If you die during the accumulation phase of your account, the following payment options are available to your beneficiary, if allowed by the Tax
Code:

  Lump-sum payment;
  Payment in accordance with any of the available income phase payment options (see “The Income Phase–Payment Options”); or
  Payment in accordance with an available systematic distribution option
  (subject to certain limitations) (see “Systematic Distribution Options”).

The beneficiary may also leave the account value invested in the contract, subject to Tax Code limits on the length of time amounts may remain invested.

Guaranteed Death Benefit. Effective December 31, 2006, a guaranteed death benefit was made available under the contract, which generally guarantees that the death benefit payable under the contract will never be less than the amount of adjusted purchase payments made to your account (as defined below), less a proportional adjustment for amounts withdrawn or borrowed from your account. The guaranteed death benefit applies to all death benefits payable on or after December 31, 2006. There is no additional charge for the guaranteed death benefit.

PRO.75962-10                                                          35

Calculating the Value of the Death Benefit. The death benefit is guaranteed to be the greater of (a) or (b) as calculated as of the next valuation following our receipt of proof of death and a payment request in good order at the
Opportunity Plus Service Center where:

(a)	is the adjusted purchase payment total, which is the sum of all purchase payment(s) to your account, minus a proportional adjustment for withdrawals and amounts taken as a loan, which amount will never be less than zero; or

(b)	is the current account value, excluding amounts taken as a loan, plus any positive aggregate market value adjustment (MVA), as applicable.

If the amount of the death benefit in (a) is greater than the amount in (b), the Company will deposit the difference in your account. The amount, if any, will be credited to the ING Money Market Portfolio and deposited as of the second valuation (the date of the second close of the NYSE) following our receipt of proof of death acceptable to us and a payment request in good order at the Opportunity Plus Service Center.

If the beneficiary in that situation requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, plus any positive MVA, as of the third valuation (the date of the third close of the NYSE) following our receipt of proof of death acceptable to us and a payment request in good order at the Opportunity Plus Service Center.

If the amount of the death benefit in (a) is less than the amount in (b), and the beneficiary requests an immediate payment or begins income phase payments, the amount paid will be the current account value, excluding any amounts taken as a loan, as of the second valuation (the date of the second close of the NYSE) following our receipt of proof of death acceptable to us and a payment request in good order at the Opportunity Plus Service Center.

In the event a beneficiary elects to defer distribution of the death benefit, the amount paid to the beneficiary when the beneficiary elects to begin distribution of the death benefit will equal the current account value, excluding any amounts taken as a loan, as of the next valuation (the date of the next close of the NYSE) following our receipt of the distribution request. The amount paid may be more or less than the amount of the death benefit determined above on the date notice of death and an election to defer payment was received. No additional death benefit is payable upon the beneficiary’s death.

Calculating Adjusted Purchase Payments. For accounts established on or after December 31, 2006, the adjusted purchase payment total above is initially equal to the first purchase payment. For accounts established before
December 31, 2006, the adjusted purchase payment total is initially equal to the current account value, excluding any amounts taken as a loan, as of the close of the NYSE on the last business day in December 2006 on which the
NYSE was open (December 29, 2006). For all accounts, the adjusted purchase payment total is then adjusted for each subsequent purchase payment, loan repayment, or partial withdrawal. The adjustment for subsequent purchase payments and loan repayments will be dollar for dollar. The adjustment for partial withdrawals will be proportionate, reducing the adjusted purchase payment total in the same proportion that the current account value, excluding any amounts taken as loans, was reduced on the date of the partial withdrawal. The proportionate adjustment of the adjusted purchase payment total for each partial withdrawal is defined as the adjusted purchase payment total at that time, multiplied by the fraction A divided by B (A/B), where:

(a)	A is the current account value, excluding amounts taken as a loan, immediately after the partial withdrawal; and
(b)	B is the current account value, excluding amounts taken as a loan, before the partial withdrawal.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties.
Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “Tax Considerations” for additional information.

PRO.75962-10                                                    36

THE INCOME PHASE
During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving income phase payments, you must notify us in writing of the following:
> Payment start date;
> Income phase payment option (see the income phase payment options table in this section);
> Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
> Choice of fixed, variable or a combination of both fixed and variable payments; and
> Selection of an assumed net investment rate (only if variable payments are
elected).	We may have used the following
terms in prior prospectuses:

Annuity Phase – Income Phase

Annuity Option – Payment
Option

Annuity Payment – Income
Phase Payment

Annuitization – Initiating
Income Phase Payments

Your account will continue in the accumulation phase until you properly initiate payments. Once a payment option is selected, it may not be changed;
however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payment Amounts? Some of the factors that may affect the amount of your income phase payment include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, whether fixed, variable or a combination of both fixed and variable payments are selected and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payment amounts do not vary over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available during the income phase. You may make up to twelve transfers per calendar year among available investment options. For variable payments, an assumed net investment rate must be selected.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5.0% or 3.5%. If you select a 5.0% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts selected is greater than 5.0% annually, after deduction of fees.
Payment amounts will decline if the investment performance is less than 5.0%, after deduction of fees.

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling the Opportunity
Plus Service Center. See “Contract Overview–Questions: Contacting the
Company.”

PRO.75962-10                                         37

Minimum Payment Amounts. The income phase payment option selected must result in one or both of the following:

  A first income phase payment of at least $20; or
  Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, you must elect a lump-sum payment.

Charges Deducted. When you select an income payment phase option (one of the options listed in the tables on the next page), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. We may also deduct a daily administrative charge from amounts held in the subaccounts. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. See “Fees.”

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at the following address:

                                         ING
                                         USFS Customer Service Defined Contribution Administration
                                         P.O. Box 990063
                                         Hartford, CT 06199-0063

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options, and the Company seeks to earn a profit on these accounts.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the
Tax Code. See “Tax Considerations.”

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

PRO.75962-10                                                      38

Terms used in the Tables:

Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

Beneficiary: The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options
Life Income	Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date.
Death Benefit-None: All payments end upon the annuitant’s death.
Life Income- Guaranteed Payments*

Length of Payments: For as long as the annuitant lives, with the option of having payments guaranteed for a choice of 5-30 years or as otherwise specified in the contract.
Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Unless prohibited by a prior election of the contractholder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income-Two Lives	Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.
Continuing Payments:
(a) This option allows a choice of 100%, 66⅔% or 50% of the payment to continue to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and
50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit-None: Payments end after the deaths of both annuitants.
Life Income - Two Lives - Guaranteed Payments*	Length of Payments: For as long as either annuitant lives, with payments guaranteed for a minimum of 60 months and a maximum of 360 months, or as otherwise specified in the contract.
Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.
Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contractholder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.
Life Income - Refund Option - fixed payment only

Length of Payments: For as long as either annuitant lives.
Death Benefit-Payment to the Beneficiary: Following the annuitant’s death, we will pay a lump-sum payment equal to the amount originally applied to the payment option (less any premium tax) and less the total amount of fixed income payments paid.

Life Income - Two Lives-Cash Refund Option - fixed payment only	Length of Payments: For as long as the annuitant lives.
Continuing Payment: 100% of the payment to continue after the first death.
Death Benefit-Payment to the Beneficiary: When both annuitants die, we will pay a lump-
sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.
Nonlifetime Income Phase Payment Options
Nonlifetime- Guaranteed Payments*

Length of Payments: Payments generally may be fixed or variable and may be made for 3-
30 years. In certain cases a lump-sum payment may be requested at any time (see below).
Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Unless prohibited by a prior election of the contractholder, the beneficiary may receive a lump-sum payment equal to the present value of the remaining guaranteed payments, and we will not impose any early withdrawal charge.

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

Lump-Sum Payment: If the “Nonlifetime-Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one sum. A lump sum elected before three years of payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge.

R>PRO.75962-10                                                      39

If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made.
See “Fees–Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Opportunity Plus Service Center.

Calculation of Lump-Sum Payments: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments, or the 3.5% or 5.0%
assumed net investment rate for variable payments).

CONTRACT DISTRIBUTION

General. The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority and the
Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange
Way, Windsor, CT 06095-4774.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers,
LLC or other broker dealers that have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.”

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

The following is a list of broker-dealers that are affiliated with the Company:

•	Directed Services LLC	•	ING Funds Distributor, LLC
•	ING America Equities, Inc.	•	ING Investment Advisors, LLC
•	ING Financial Advisers, LLC	•	ING Investment Management Services LLC
•	ING Financial Markets LLC	•	ShareBuilder Securities Corporation
•	ING Financial Partners, Inc.	•	Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 1.0%
to 4.0%. After the first year of the participant account, renewal commissions up to 0.75% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 4.0% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset based commission ranging up to 0.20%, and may also pay asset based compensation equal to 0.10% of systematic distribution option payments, including payments under the MGWB rider. See “Systematic Distribution Options” and “Optional Minimum
Guaranteed Withdrawal Benefit Rider.”

We may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of
Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed
4.0% of total premium payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. Under one such program, we may pay additional amounts to distributors in connection with a participant’s increased or re-started contributions and/or the number of participant enrollments completed by a registered representative during a specified time period. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company.

PRO.75962-10                                                          40

We may also enter into special compensation arrangements with certain selling firms based on those firms’
aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. These special compensation arrangements may also be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;
  Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

PRO.75962-10                                                        41

The following is a list of the top 25 selling firms that, during 2009, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

1)	SagePoint Financial, Inc.	14)	National Planning Corporation
2)	Symetra Investment Services, Inc.	15)	Morgan Keegan and Company, Inc.
3)	LPL Financial Corporation	16)	Multi-Financial Securities Corporation
4)	ING Financial Partners, Inc.	17)	Ameritas Investment Corp.
5)	Financial Network Investment Corporation	18)	Huckin Financial Group, Inc.
6)	Walnut Street Securities, Inc.®	19)	Securities America, Inc.
7)	Lincoln Financial Securities Corporation	20)	Wells Fargo Advisors, LLC
8)	NRP Financial, Inc.	21)	Northwestern Mutual Investment Services, LLC
9)	Valor Insurance Agency Inc.	22)	McGinn Smith & Co., Inc.
10)	NFP Securities, Inc.	23)	Tower Square Securities, Inc.
11)	American Portfolios Financial Services, Inc.	24)	NIA Securities, L.L.C.
12)	Lincoln Investment Planning, Inc.	25)	Financial Telesis Inc.
13)	Cadaret, Grant & Co., Inc.

If the amounts paid to ING Financial Advisers, LLC were included, ING Financial Advisers, LLC would be first on the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements.

  The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations.
  The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request.
  At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

PRO.75962-10                                                         42

TAX CONSIDERATIONS
In this Section
I. Introduction
The contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contract. The U.S. federal income tax treatment of the contract is complex and sometimes uncertain. You should keep
the following in mind when reading it:		I. Introduction II. Taxation of Qualified Contracts III. Possible Changes in
Taxation
•	Your tax position (or the tax position of the designated beneficiary, as applicable) may influence the federal taxation of amounts held or paid out under the contract;	IV. Taxation of the Company
When consulting a qualified tax
•	Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;	adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.
•	This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

•	No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

We do not intend this information to be tax advice. For advice about the effect of federal income tax laws affecting the contract, state tax laws or any other tax laws affecting the contract or any transactions involving the contract, consult a qualified tax adviser. No attempt is made to provide more than general information about the use of the contract with tax-qualified retirement arrangements.

Qualified Contracts
The contract described in this prospectus is available for purchase on a tax-qualified basis (“qualified contracts”).

Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under the Tax Code.

II. Taxation of Qualified Contracts

General
The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract. Qualified contracts are primarily designed for use with Tax
Code section 403(b) and Roth 403(b) plans. (We refer to these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself.
The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase payments from a qualified contract, depends on the type of qualified contract or program and your tax position.
Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: (i) contributions in excess of specified limits; (ii) distributions before age 59½ (subject to certain exceptions); (iii) distributions that do not conform to specified commencement and minimum distribution rules; and (iv) in other specified circumstances. Some qualified plans are subject to additional distribution or other requirements that may not be incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent to be so bound.

PRO.75962-10                                                         43

Generally, contract holders, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan, such as a 403(b) or Roth 403(b) plan, an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit and the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 403(b) Tax-Deferred Annuities. This contract is available as a Tax Code section 403(b) tax-deferred annuity. Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement.

The contract may also be available as a Roth 403(b), as described in Tax Code section 402A, and we may set up accounts for you under the contract for Roth 403(b) contributions. Tax Code section 402A allows employees of public schools and certain Tax Code section 501(c)(3) organizations to contribute after-tax salary contributions to a
Roth 403(b), which provides for tax-free distributions, subject to certain restrictions.

In July 2007, the Treasury Department issued final regulations that were generally effective January 1, 2009. The final regulations include: (i) a written plan requirement; (ii) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (iii) the replacement of IRS Revenue Ruling 90-24 with new exchange rules effective September 25, 2007 and requiring information sharing between the 403(b) plan sponsor and/or its delegate and, the product provider as well as new plan-to-plan transfer rules (under these new exchange and transfer rules, the 403(b) plan sponsor can elect not to permit exchanges or transfers); and (iv) new distribution rules for 403(b)(1)
annuities that would impose withdrawal restrictions on non-salary reduction contribution amounts in addition to salary reduction contribution amounts, as well as other changes.

In addition to being offered as an investment option under the contract, shares of certain funds are also offered for sale directly to the general public. A list of these funds is provided in the “Investment Options” section of this prospectus under the heading “Additional Risks of Investing in the Funds–Public Funds.” In order to qualify for favorable tax treatment under Tax Code section 403(b), a contract must be considered an “annuity.” In Revenue
Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for federal income tax purposes under
Tax Code section 403(b), notwithstanding that contract premiums are invested at the contract owner’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code section 401(a) or 403(b)(7)(A). We believe that the contract satisfies the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of
Revenue Procedure 99-44 is unclear, and you should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public.

Revenue Procedure 99-44 does not specifically address the use of publicly available securities in annuity contracts designed for use as a Roth 403(b). However, we believe that under this analysis such investment should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code section 403(b). You should consider consulting with a qualified tax adviser before electing to invest in a fund that is offered for sale to the general public through one of these contracts.

PRO.75962-10                                                                 44

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult a qualified tax adviser in connection with contributions to a qualified contract.

403(b) and Roth 403(b) Plans. Total annual contributions (including pre-tax and Roth 403(b) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or
$49,000 (as indexed for 2010). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section
402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 403(b) or Roth 403(b) plan to generally no more than $16,500. Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of Roth 403(b) contributions, purchase payments to your account(s) will generally be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable. Roth 403(b)
salary reduction contributions are made on an after-tax basis.

Catch-up Contributions. Notwithstanding the contribution limits noted above, a participant in a 403(b) or
Roth 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a)	$5,500; or
(b)	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional catch-up provisions may be available. For advice on using a catch-up provision, please consult with a qualified tax adviser.

Distributions - General
Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

403(b) Plans. Distributions from these plans are taxed as received unless one of the following is true:

  The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;
  You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
  The distribution is a qualified health insurance premium of a retired public safety officer as defined in th
  Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

  Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy
  of   the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of ten years or more;
  A required minimum distribution under Tax Code section 401(a)(9);
  A hardship withdrawal;
  Otherwise excludable from income; or
  Not recognized under applicable regulations as eligible for rollover.

PRO.75962-10                                                                                   45

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a
403(b) plan unless certain exceptions, including one or more of the following, have occurred:

a)	You have attained age 59½;
b)	You have become disabled, as defined in the Tax Code;
c)	You have died and the distribution is to your beneficiary;
d)	You have separated from service with the sponsor at or after age 55;
e)	The distribution amount is rolled over into another eligible retirement plan or to an IRA or Roth IRA in accordance with the terms of the Tax Code;
f)	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
g)	The distribution is made due to an IRS levy upon your plan;
h)	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
i)	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

403(b) Plans. Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship, or under other exceptions as provided for by the Tax Code or regulations. (See “Withdrawals–Withdrawal Restrictions from 403(b)
Plans.”) Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, 403(b)
regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

Roth 403(b) Plans. You may take partial or full withdrawals of purchase payments made by salary reduction and earnings credited on those purchase payments from a Roth 403(b) account only if you have:

a)	Attained age 59½;
b)	Experienced a severance from employment;
c)	Become disabled as defined in the Tax Code;
d)	Died;
e)	Experienced financial hardship as defined by the Tax Code; or
f)	Met other circumstances as allowed by federal law, regulations or rulings.

Other exceptions may be provided for by the Tax Code or regulations.

The amount available for financial hardship is limited to the lesser of the amount necessary to satisfy the financial hardship or the amount attributable to salary reduction contributions (excluding earnings on such contributions).

A partial or full withdrawal of purchase payments made by salary reduction to a Roth 403(b) account and earnings credited on those purchase payments will be excludable from income if it is a qualified distribution. A qualified distribution from a Roth 403(b) account is one that meets the following requirements.

1.	The withdrawal occurs after the five-year taxable period measured from the earlier of:
	a)	The first taxable year you made a designated Roth 403(b) contribution to any designated Roth 403(b)
account established for you under the same applicable retirement plan as defined in Tax Code section
402A; or
	b)	If a rollover contribution was made from a designated Roth 403(b) account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth
403(b) contribution to such previously established account; and

PRO.75962-10                                                                   46

2.	The withdrawal occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

Lifetime Required Minimum Distributions (403(b) and Roth 403(b) Plans)
To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

  Start date for distributions;
  The time period in which all amounts in your contract(s) must be distributed; and
  Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December
31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

  Over your life or the joint lives of you and your designated beneficiary; or
  Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (403(b) and Roth 403(b) Plans)
Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2010, your entire balance must be distributed to the designated beneficiary by December 31, 2015. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

  Over the life of the designated beneficiary; or
  Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

  December 31 of the calendar year following the calendar year of your death; or
  December 31 of the calendar year in which you would have attained age 70½.

PRO.75962-10                                                              47

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

403(b) and Roth 403(b) Plans. Generally, distributions from these plans are subject to a mandatory 20%
federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers
403(b) and Roth 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

  A plan participant as a means to provide benefit payments;
  An alternate payee under a QDRO in accordance with Tax Code section 414(p); or
  The Company as collateral for a loan.

Same-Sex Marriages
Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. In some states, including New York, to the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any contract holder’s spouse.

III. Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the contract.

IV. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the
Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

PRO.75962-10                                                                48

OTHER TOPICS

Opportunity Plus Service Center

We established the Opportunity Plus Service Center to provide administrative support to you and other participants of the Opportunity Plus Program. This office handles enrollment, billing, transfers, redemptions and inquiries. Send forms and correspondence to:

                 For all regular mail, please use:

                 Opportunity Plus Service Center
                 ING National Trust
                 P.O. Box 9810
                 Providence, RI 02940-8010

                 For overnight delivery, please use:

                 Opportunity Plus Service Center
                 ING National Trust
                 101 Sabin Street
                 Pawtucket, RI 02860

                 Telephone Number: 1-800-OPP-INFO (1-800-677-4636)

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

  Standardized average annual total returns; and
  Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.
Standardized average annual total returns reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges, administrative expense charges (if any), ING GET Fund guarantee charges (if any) and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under the contracts described in this prospectus, you have a fully vested interest in the value of your account. Therefore, under the plan you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. Currently, for group contracts used with section
403(b) and Roth 403(b) plans, we obtain participant voting instructions directly from participants, subject to receipt of authorization from the contract holder to accept such instructions. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

PRO.75962-10                                                              49

The number of votes (including fractional votes) any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

  During the accumulation phase the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.
  During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modification

We may change the contract as required by federal or state law, including any future changes necessary to maintain the contract or account as a designated Roth 403(b) annuity contract or account under the Tax Code, regulations,
IRS rulings or requirements. In addition, we may, upon 30 days’ written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the “distributor”), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances: (a) on any valuation date when the NYSE is closed (except customary weekend and holidays), or when trading on the NYSE is restricted; (b) when an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; (c) during any other periods the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Intent to Confirm Quarterly

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

PRO.75962-10                                                     50

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the
SAI is set forth below:

General Information and History
Variable Annuity Account C
Offering and Purchase of Contracts
Income Phase Payments
Sales Material and Advertising
Experts
Financial Statements of the Separate Account
Consolidated Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the Opportunity Plus Service Center at the number listed in “Contract
Overview–Questions: Contacting the Company.”

PRO.75962-10                                                       51

APPENDIX I
GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. This Appendix is only a summary of certain facts about the Guaranteed Accumulation
Account. Please read the Guaranteed Accumulation Account prospectus before investing in this option. You may obtain a copy of the Guaranteed Accumulation Account prospectus by contacting us at the Opportunity Plus Service
Center at the address or telephone number listed in “Contract Overview–Questions: Contacting the Company.”

General Disclosure. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your local representative or the Company to learn:

  The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.
  The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the
Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond to, interest rates available on fixed income investments we may buy using deposits directed to the Guaranteed Accumulation Account. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends, competitive factors, and whether an interest rate lock is being offered for that guaranteed term under certain contracts. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Interest Rate Lock. Certain contracts may provide a 45 day interest rate lock in connection with external transfers into Guaranteed Accumulation Account, which you must elect at the time you initiate the external transfer. Under this rate lock provision, we will deposit external transfers to the deposit period offering the greater of (a) and (b)
where:

a)	is the guaranteed interest rate for the deposit period in effect at the time we receive the rate lock election; and
b)	is the guaranteed interest rate for the deposit period in effect at the time we receive an external transfer from your prior provider.

This rate lock will be available to all external transfers received for 45 days from the date we receive a rate lock election. In the event we receive an external transfer after this 45 day time period, it will be deposited to the deposit period in effect at the time we receive the external transfer, and will earn the guaranteed interest rate for that guaranteed term. Only one rate lock may be in effect at one time per contract -- once a rate lock has been elected, that rate lock will apply to all external transfers received during that 45 day period, and you may not elect to begin a new rate lock period during that 45 day period.

PRO.75962-10                                                           52

Amounts subject to the rate lock will not be deposited until the external transfer has been received, and will not be credited interest until deposited. This could result in the deposit being credited interest for a shorter term than if a rate lock had not been elected. The cost of providing a rate lock may be a factor we consider when determining the guaranteed interest rate for a deposit period, which impacts the guaranteed interest rate for all investors in that guaranteed term.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

  Market Value Adjustment (MVA) - as described in this appendix and in the Guaranteed Accumulation Account prospectus;
  Tax Penalties and/or Tax withholding - see “Tax Considerations”; or
  Early Withdrawal Charge - see “Fees.”

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA).
If you withdraw or transfer your account value from the Guaranteed Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative. If you have elected ECO as described in “Systematic Distribution Options,” no MVA applies to amounts withdrawn from the Guaranteed
Accumulation Account.

  If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.
  If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed
Accumulation Account in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

  Short-term-three years or fewer; and
  Long-term-ten years or less, but greater than three years.

At the end of a guaranteed term, you may:

  Transfer dollars to a new guaranteed term;
  Transfer dollars to other available investment options; or
  Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

PRO.75962-10                                                          53

Income Phase. The Guaranteed Accumulation Account can not be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

Borrowing Against Amounts held in the Guaranteed Accumulation Account. You cannot take a loan from your account value in the Guaranteed Accumulation Account. However, we include your account value in the Guaranteed
Accumulation Account when determining the amount of your account value we will distribute as a loan.

MGWB Rider. For information regarding investing in the Guaranteed Accumulation Account while the MGWB
Rider is in effect, please see “Optional Minimum Guaranteed Withdrawal Benefit Rider.”

Reinvesting Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinvested in the Guaranteed Accumulation Account, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate, and guaranteed terms available on the date of reinvestment, will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal.

We will not credit your account for market value adjustments that were deducted at the time of withdrawal or refund any taxes that were withheld, unless required by law.

PRO.75962-10                                                         54

APPENDIX II
FIXED ACCOUNT

The Fixed Account is an investment option available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations. The Fixed Account is only available under installment purchase payment contracts.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates. The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees are based on the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. There may be multiple interest rates in effect under the contract at any given time.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed
Account, an early withdrawal charge may apply. See “Fees–Early Withdrawal Charge.”

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. There is no limit on the number of transfers that you can make out of the Fixed Account in a calendar year. However, we only allow you to transfer amounts that equal your account value in the Fixed
Account multiplied by the current maximum percentage of the transfer allowed (the “window”) minus any previous transfers you made from this option during the calendar year. We will waive the transfer limit when your account value in the Fixed Account is $1,000 or less.

Income Phase. By notifying the Opportunity Plus Service Center at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

Contract Loans. Contract loans may be made from pre-tax account values held in the Fixed Account.

PRO.75962-10                                                        55

APPENDIX III
FUND DESCRIPTIONS

List of Fund Name Changes

Current Fund Name	Former Fund Name
Calvert VP SRI Balanced Portfolio	Calvert Social Balanced Portfolio
ING Legg Mason ClearBridge Aggressive Growth Portfolio	ING Legg Mason Partners Aggressive Growth Portfolio
ING Oppenheimer Global Strategic Income Portfolio	ING Oppenheimer Strategic Income Portfolio
Invesco Mid Cap Core Equity Fund	AIM Mid Cap Core Equity Fund
Invesco V.I. Capital Appreciation Fund	AIM V.I. Capital Appreciation Fund
Invesco V.I. Core Equity Fund	AIM V.I. Core Equity Fund

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.
Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract
Overview–Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC
Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
The Alger Funds II – Alger Green	Fred Alger	Seeks long-term capital appreciation.
Fund	Management, Inc.
Amana Mutual Funds Trust –	Saturna Capital	Seeks long-term capital growth.
Amana Growth Fund	Corporation
Amana Mutual Funds Trust –	Saturna Capital	Seeks current income and preservation of
Amana Income Fund	Corporation	capital.
American Century Quantitative	American Century	Seeks long-term capital growth by investing in
Equity Funds, Inc. – American	Investment	common stocks. Income is a secondary
Century® Income & Growth Fund	Management, Inc.	objective.
American Century Government	American Century	Seeks to provide total return and inflation
Income Trust – American	Investment	protection consistent with investments in
Century® Inflation-Adjusted	Management, Inc.	inflation-indexed securities.
Bond Fund

PRO.75962-10                                                            56

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
BlackRock Mid Cap Value	BlackRock Advisors,	Seeks capital appreciation and, secondarily,
Opportunities Series, Inc. –	LLC	income.
BlackRock Mid Cap Value
Opportunities Fund	Subadviser:
BlackRock Investment
Management, LLC
Calvert Variable Series, Inc. –	Calvert Asset	A non-diversified Portfolio that seeks to
Calvert VP SRI Balanced	Management Company,	achieve a competitive total return through an
Portfolio	Inc.	actively managed portfolio of stocks, bonds and
money market instruments which offer income
	Subadvisers: (equity	and capital growth opportunity and which
	portion of Portfolio):	satisfy the investment criteria, including
	New Amsterdam	financial, sustainability and social
	Partners LLC	responsibility factors.

Calvert Asset
Management Company,
Inc. manages fixed-
income portion of
Portfolio and handles
allocation of assets and
Portfolio Managers for
the Portfolio.
EuroPacific Growth Fund®	Capital Research and	Seeks to provide long-term growth of capital by
	Management Company	investing in companies based outside the
United States.
Evergreen Equity Trust –	Evergreen Investment	Seeks to produce growth of capital.
Evergreen Special Values Fund	Management Company,
LLC
Fidelity® Variable Insurance	Fidelity Management &	Seeks to obtain high total return with reduced
Products – Fidelity® VIP Asset	Research Company	risk over the long term by allocating its assets
ManagerSM Portfolio		among stocks, bonds and short-term
	Subadvisers:	instruments.
FMR Co., Inc.; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity Research &
Analysis Company;
Fidelity Investments
Money Management,
Inc.; Fidelity
Investments Japan
Limited; Fidelity
International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited

PRO.75962-10                                                            57

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Fidelity® Variable Insurance	Fidelity Management &	Seeks long-term capital appreciation.
Products – Fidelity® VIP	Research Company
Contrafund® Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity Research &
Analysis Company;
Fidelity Investments
Japan Limited; Fidelity
International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited
Fidelity® Variable Insurance	Fidelity Management &	Seeks reasonable income. Also considers the
Products – Fidelity® VIP Equity-	Research Company	potential for capital appreciation. Seeks to
Income Portfolio		achieve a yield which exceeds the composite
	Subadvisers: FMR	yield on the securities comprising the Standard
	Co., Inc.; Fidelity	& Poor’s 500SM Index (S&P 500® ).
Management &
Research (U.K.) Inc.;
Fidelity Research &
Analysis Company;
Fidelity Investments
Japan Limited; Fidelity
International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited
Fidelity® Variable Insurance	Fidelity Management &	Seeks a high level of current income, while also
Products – Fidelity® VIP High	Research Company	considering growth of capital.
Income Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Research & Analysis
Company; Fidelity
Investments Japan
Limited; Fidelity
International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited
Fidelity® Variable Insurance	Fidelity Management &	Seeks investment results that correspond to the
Products – Fidelity® VIP Index	Research Company	total return of common stocks publicly traded
500 Portfolio		in the United States, as represented by the
	Subadvisers: FMR	Standard & Poor’s 500SM Index.
Co., Inc.; Geode Capital
Management, LLC

PRO.75962-10                                                             58

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Fidelity® Variable Insurance	Fidelity Management &	Seeks long-term growth of capital.
Products – Fidelity® VIP Overseas	Research Company
Portfolio
Subadvisers: FMR
Co., Inc.; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity Research &
Analysis Company;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Investments Japan
Limited
Franklin Templeton Variable	Franklin Advisory	Seeks long-term total return. The Fund
Insurance Products Trust –	Services, LLC	normally invests at least 80% of its net assets in
Franklin Small Cap Value		investments of small capitalization companies.
Securities Fund
ING Balanced Portfolio	ING Investments, LLC	Prior to July 15, 2010, the Portfolio seeks to
maximize investment return, consistent with
	Subadviser: ING	reasonable safety of principal, by investing in a
	Investment	diversified portfolio of one or more of the
	Management Co.	following asset classes: stocks, bonds and cash
equivalents, based on the judgment of the
Portfolio’s management, of which of those
sectors or mix thereof offers the best
investment prospects.

Effective July 15, 2010, the Portfolio seeks
total return consisting of capital appreciation
(both realized and unrealized) and current
income; the secondary investment objective is
long-term capital appreciation.
ING Partners, Inc. – ING Baron	Directed Services LLC	Seeks capital appreciation.
Small Cap Growth Portfolio
Subadviser: BAMCO,
Inc.
ING Investors Trust – ING	Directed Services LLC	Seeks long-term growth of capital.
BlackRock Large Cap Growth
Portfolio	Subadviser:
BlackRock Investment
Management, LLC
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks long-term capital appreciation.
BlackRock Science and
Technology Opportunities	Subadviser:
Portfolio	BlackRock Advisors,
LLC
ING Investors Trust – ING Clarion	ING Investments, LLC	A non-diversified Portfolio that seeks to
Global Real Estate Portfolio		provide investors with high total return,
	Subadviser: ING	consisting of capital appreciation and current
	Clarion Real Estate	income.
Securities LLC

PRO.75962-10                                                             59

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Variable Insurance Trust –	ING Investments, LLC	Seeks to achieve maximum total return and
ING GET U.S. Core Portfolio		minimal exposure of assets to a market value
	Subadviser: ING	loss by participating, to the extent possible, in
	Investment	favorable equity market performance during the
	Management Co.	guarantee period.
ING Investors Trust – ING Global	Directed Services LLC	A non-diversified Portfolio that seeks long-term
Resources Portfolio		capital appreciation.
Subadviser: ING
Investment
Management Co.
ING Variable Funds – ING Growth	ING Investments, LLC	Seeks to maximize total return through
and Income Portfolio		investments in a diversified portfolio of
	Subadviser: ING	common stocks and securities convertible into
	Investment	common stocks. It is anticipated that capital
	Management Co.	appreciation and investment income will both
be major factors in achieving total return.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
Index Plus LargeCap Portfolio		performance of the Standard & Poor’s 500
	Subadviser: ING	Composite Stock Price Index, while
	Investment	maintaining a market level of risk.
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
Index Plus MidCap Portfolio		performance of the Standard & Poor’s MidCap
	Subadviser: ING	400 Index, while maintaining a market level of
	Investment	risk.
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks to outperform the total return
Index Plus SmallCap Portfolio		performance of the Standard & Poor’s
	Subadviser: ING	SmallCap 600 Index, while maintaining a
	Investment	market level of risk.
Management Co.
ING Intermediate Bond Portfolio	ING Investments, LLC	Seeks to maximize total return consistent with
reasonable risk. The Portfolio seeks its
	Subadviser: ING	objective through investments in a diversified
	Investment	portfolio consisting primarily of debt securities.
	Management Co.	It is anticipated that capital appreciation and
investments income will both be major factors
in achieving total return.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks investment results (before fees and
International Index Portfolio		expenses) that correspond to the total return of
	Subadviser: ING	a widely accepted International Index.
Investment
Management Co.
ING Investors Trust – ING	Directed Services LLC	Seeks capital appreciation.
JPMorgan Emerging Markets
Equity Portfolio	Subadviser: J.P.
Morgan Investment
Management Inc.
ING Partners, Inc. – ING Legg	Directed Services LLC	Seeks long-term growth of capital.
Mason ClearBridge Aggressive
Growth Portfolio	Subadviser:
ClearBridge Advisors,
LLC

PRO.75962-10                                                             60

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Investors Trust – ING Marsico	Directed Services LLC	Seeks capital appreciation.
Growth Portfolio
Subadviser: Marsico
Capital Management,
LLC
ING Investors Trust – ING MFS	Directed Services LLC	Seeks above-average income (compared to a
Total Return Portfolio		portfolio entirely invested in equity securities)
	Subadviser:	consistent with the prudent employment of
	Massachusetts	capital. Secondarily seeks reasonable
	Financial Services	opportunity for growth of capital and income.
Company
ING Money Market Portfolio	ING Investments, LLC	Seeks to provide high current return, consistent
with preservation of capital and liquidity,
* There is no guarantee that the	Subadviser: ING	through investment in high-quality money
ING Money Market Subaccount	Investment	market instruments while maintaining a stable
will have a positive or level	Management Co.	share price of $1.00.
return.
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Oppenheimer Global Portfolio
Subadviser:
OppenheimerFunds,
Inc.
ING Partners, Inc. – ING	Directed Services LLC	Seeks a high level of current income principally
Oppenheimer Global Strategic		derived from interest on debt securities.
Income Portfolio	Subadviser:
OppenheimerFunds,
Inc.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks growth of capital primarily through
Opportunistic LargeCap Portfolio		investment in a diversified portfolio of common
	Subadviser: ING	stocks.
Investment
Management Co.
ING Investors Trust – ING PIMCO	Directed Services LLC	Seeks maximum total return, consistent with
High Yield Portfolio		preservation of capital and prudent investment
	Subadviser: Pacific	management.
Investment
Management Company
LLC
ING Partners, Inc. – ING PIMCO	Directed Services LLC	Seeks maximum total return, consistent with
Total Return Portfolio		capital preservation and prudent investment
	Subadviser: Pacific	management.
Investment
Management Company
LLC (PIMCO)
ING Investors Trust – ING Pioneer	Directed Services LLC	Seeks current income and long-term growth of
Equity Income Portfolio		capital from a portfolio consisting primarily of
	Subadviser: Pioneer	equity securities of U.S. corporations that are
	Investment	expected to produce income.
Management, Inc.
ING Investors Trust – ING Pioneer	Directed Services LLC	Seeks capital appreciation.
Mid Cap Value Portfolio
Subadviser: Pioneer
Investment
Management, Inc.

PRO.75962-10                                                                 61

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	A non-diversified Portfolio that seeks
RussellTM Large Cap Growth		investment results (before fees and expenses)
Index Portfolio	Subadviser: ING	that correspond to the total return of the Russell
	Investment	Top 200® Growth Index.
Management Co.
ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks growth of capital primarily through
Small Company Portfolio		investment in a diversified portfolio of common
	Subadviser: ING	stocks of companies with smaller market
	Investment	capitalizations.
Management Co.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e., income and
Inc. – ING Strategic Allocation		capital growth, both realized and unrealized)
Conservative Portfolio	Subadviser: ING	consistent with preservation of capital.
Investment
Management Co.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide capital appreciation.
Inc. – ING Strategic Allocation
Growth Portfolio	Subadviser: ING
Investment
Management Co.
ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e., income and
Inc. – ING Strategic Allocation		capital appreciation, both realized and
Moderate Portfolio	Subadviser: ING	unrealized).
Investment
Management Co.
ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital appreciation.
Price Diversified Mid Cap
Growth Portfolio	Subadviser: T. Rowe
Price Associates, Inc.
ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital growth, and
Price Growth Equity Portfolio		secondarily, increasing dividend income.
Subadviser: T. Rowe
Price Associates, Inc.
ING Partners, Inc. – ING	Directed Services LLC	Seeks long-term capital growth.
Templeton Foreign Equity
Portfolio	Subadviser: Templeton
Investment Counsel,
LLC
ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Thornburg Value Portfolio
Subadviser: Thornburg
Investment
Management
ING Partners, Inc. – ING UBS U.S.	Directed Services LLC	Seeks long-term growth of capital and future
Large Cap Equity Portfolio		income.
Subadviser: UBS
Global Asset
Management
(Americas) Inc.

PRO.75962-10                                                                   62

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Van	Directed Services LLC	Seeks capital growth and income.
Kampen Comstock Portfolio
Subadviser: Van
Kampen
ING Partners, Inc. – ING Van	Directed Services LLC	Seeks total return, consisting of long-term
Kampen Equity and Income		capital appreciation and current income.
Portfolio	Subadviser: Van
Kampen
ING Investors Trust – ING Wells	Directed Services LLC	Seeks long-term capital appreciation.
Fargo Small Cap Disciplined
Portfolio	Subadviser: Wells
Capital Management,
Inc.
Invesco Growth Series – Invesco	Invesco Advisors, Inc.	Seeks long-term growth of capital.
Mid Cap Core Equity Fund
Invesco Variable Insurance Funds –	Invesco Advisors, Inc.	Seeks long-term growth of capital.
Invesco V.I. Capital Appreciation
Fund
Invesco Variable Insurance Funds –	Invesco Advisors, Inc.	Seeks long-term growth of capital.
Invesco V.I. Core Equity Fund

Lord Abbett Series Fund, Inc. –	Lord, Abbett & Co.	Seeks capital appreciation through investments,
Mid-Cap Value Portfolio	LLC (Lord Abbett)	primarily in equity securities, which are
believed to be undervalued in the marketplace.
New Perspective Fund®	Capital Research and	Seeks to provide long-term growth of capital
	Management Company	through investments all over the world,
including the United States.
Oppenheimer Developing Markets	OppenheimerFunds,	Aggressively seeks capital appreciation.
Fund	Inc.
Pax World Balanced Fund	Pax World	Seeks income and conservation of principal and
	Management Corp.	secondarily possible long-term growth of
capital.
The Growth Fund of America®	Capital Research and	Seeks to provide long-term growth of capital
	Management Company	through a diversified portfolio of common
stocks.
Washington Mutual Investors	Capital Research and	Seeks to provide current income and the
FundSM	Management Company	opportunity for growth of principal consistent
with sound common stock investing.

PRO.75962-10                                                               63

APPENDIX IV
MGWB RIDER PARTIAL WITHDRAWAL EXAMPLES

For the purposes of these examples, eligible account value means your account value excluding any amount invested in an employee Roth 403(b) account.

Example 1: Adjustment to the MGWB Remaining Guaranteed Balance for a withdrawal that does not exceed the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000, and a net withdrawal of $5,000 (with $0 early withdrawal charges and/or MVA) is taken.

			MGWB Remaining
	Eligible Account Value	MGWB Base	Guaranteed Balance
Values just prior to the withdrawal	$100,000	$100,000	$100,000
Values after the withdrawal	$95,000	$100,000	$95,000

MGWB Remaining Guaranteed Balance is reduced dollar for dollar for withdrawals that do not exceed the
Maximum Annual Withdrawal.

Example 2: Adjustment to the MGWB Remaining Guaranteed Balance and the MGWB Base for a
withdrawal in excess of the Maximum Annual Withdrawal.

Assume (a) the Maximum Annual Withdrawal is $5,000; (b) the MAW Percentage is 5%; (c) a net withdrawal of
$2,000 (with $0 early withdrawal charges and/or MVA) is taken; (d) cumulative net withdrawals previously taken during the calendar year totaled $4,000; and (e) eligible account value has decreased to $90,000 prior to this withdrawal.

	Eligible			Maximum
	Account		MGWB Remaining	Annual
	Value	MGWB Base	Guaranteed Balance	Withdrawal
Values just prior to the withdrawal	$90,000	$100,000	$96,000	$5,000
Values after the withdrawal	$88,000	$88,000	$88,000	$4,400

The net withdrawal of $2,000 has caused the cumulative net withdrawals taken during the calendar year to equal
$6,000 ($4,000 + $2,000), which exceeds the Maximum Annual Withdrawal of $5,000. As a result, the MGWB
Base and the MGWB Remaining Guaranteed Balance are reduced to the lesser of the MGWB Remaining
Guaranteed Balance less the net withdrawal, $94,000 ($96,000 - $2,000), or the eligible account value immediately after the withdrawal, $88,000 ($90,000 - $2,000). The Maximum Annual Withdrawal is now reduced to $4,400
($88,000 x 5%).

Example 3: Adjustment to the MGWB Remaining Guaranteed Balance and the MGWB Base for a
withdrawal in excess of the Maximum Annual Withdrawal, including early withdrawal charges and/or negative MVA.

Assume the Maximum Annual Withdrawal is $5,000, the MAW Percentage is 5%, and a net withdrawal of $5,500
(with early withdrawal charges or negative MVA of $500) is taken.

	Eligible			Maximum
	Account		MGWB Remaining	Annual
	Value	MGWB Base	Guaranteed Balance	Withdrawal
Values just prior to the withdrawal	$100,000	$100,000	$100,000	$5,000
Values after the withdrawal	$94,000	$94,000	$94,000	$4,700

PRO.75962-10                                                                64

The gross withdrawal of $6,000 ($5,500 + $500) reduces eligible account value. The net withdrawal of $5,500 exceeds the Maximum Annual Withdrawal of $5,000. As a result, the MGWB Base and the MGWB Remaining
Guaranteed Balance are reduced to the lesser of the MGWB Remaining Guaranteed Balance less the net withdrawal,
$94,500 (100,000 - $5,500) or the eligible account value immediately after the withdrawal, $94,000 ($100,000 -
$6,000). The Maximum Annual Withdrawal is now reduced to $4,700 ($94,000 x 5%).

Example 4: A withdrawal exceeds the Maximum Annual Withdrawal but does not exceed the Additional
Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. On the first day of the calendar year, the Required Minimum
Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional
Withdrawal Amount is set to equal the excess of this amount above the Maximum Annual Withdrawal, $1,000
($6,000 - $5,000).

Also assume a net withdrawal of $2,000 (with $0 early withdrawal charges and/or MVA) is taken and cumulative net withdrawals previously taken during the calendar year totaled $4,000.

	Eligible			Maximum
	Account		MGWB Remaining	Annual
	Value	MGWB Base	Guaranteed Balance	Withdrawal
Values just prior to the withdrawal	$96,000	$100,000	$96,000	$5,000
Values after the withdrawal	$94,000	$100,000	$94,000	$5,000

Total net withdrawals taken, $6,000 ($4,000 + $2,000), exceed the Maximum Annual Withdrawal, $5,000. However the MGWB Base and the MGWB Remaining Guaranteed Balance are not adjusted as described in Example 2 above because the total net withdrawals taken ($6,000) did not exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount of $6,000 ($5,000 + 1,000). Instead, only the MGWB Remaining Guaranteed
Balance is reduced dollar for dollar for the amount of the withdrawal to $94,000 ($96,000 - $2,000). If the total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal
Amount, the MGWB Base and the MGWB Remaining Guaranteed Balance would be adjusted as described in
Example 2, above.

Example 5: The Reset Option is utilized.

Assume the Maximum Annual Withdrawal is $5,000, the MAW Percentage is 5%, and the eligible account value has increased above the MGWB Base.

	Eligible			Maximum
	Account		MGWB Remaining	Annual
	Value	MGWB Base	Guaranteed Balance	Withdrawal
Values just prior to reset	$110,000	$100,000	$90,000	$5,000
Values after the reset	$110,000	$110,000	$110,000	$5,500

Upon reset, the MGWB Base and the MGWB Remaining Guaranteed Balance are increased to the eligible account value. The Maximum Annual Withdrawal is now $5,500 ($110,000 x 5%).

PRO.75962-10                                                   65

APPENDIX V
EXAMPLES OF MGWB REBALANCING

The following examples are designed to assist you in understanding how MGWB Rebalancing works. The examples assume that there are no investment earnings or losses.

I.	Subsequent Payments

A. Assume that on Day 1, you purchase the MGWB rider and your eligible account value (i.e., your account value excluding any amounts invested in an employee Roth 403(b) account) is $100,000, which is allocated 100% to
Accepted Investment Options. No MGWB Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, you invest an additional purchase payment of $500,000, bringing your total eligible account value to $600,000, and you allocate this purchase payment 100% to Other Investment Options. Because the percentage allocated to the Fixed Allocation Investment Options (0%) is less than 25% of the total amount allocated to the Fixed Allocation Investment Options and the Other Investment Options, we will automatically reallocate
$125,000 from the amount allocated to the Other Investment Options (25% of the $500,000 allocated to the Other
Investment Options) to the Fixed Rebalancing Investment Option. Your ending allocations will be $100,000 to
Accepted Investment Options, $125,000 to the Fixed Rebalancing Investment Option, and $375,000 to the Other
Investment Options.

II.	Partial Withdrawals

A. Assume that on Day 1, you purchase the MGWB rider and your eligible account value is $100,000, which is allocated 70% to Accepted Investment Options ($70,000), 25% to the Fixed Allocation Investment Options
($25,000), and 5% to Other Investment Options ($5,000). No MGWB Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, you request a partial withdrawal of $24,000 from the Fixed Allocation Investment
Options. Because the remaining amount allocated to the Fixed Allocation Investment Options ($1,000) is less than
25% of the total amount allocated to the Fixed Allocation Investment Options and the Other Investment Options, we
will automatically reallocate $500 from the Other Investment Options to the Fixed Rebalancing Investment Option,
so that the amount allocated to the Fixed Allocation Investment Options ($1,500) is 25% of the total amount allocated to the Fixed Allocation Investment Options and Other Investment Options ($6,000).

PRO.75962-10                                               66

APPENDIX VI
CONDENSED FINANCIAL INFORMATION
Except for subaccounts which did not commence operations as of December 31, 2009, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2009, the "Value at beginning of period" shown is the value at first date of investment.
Fund name changes after December 31, 2009 are not reflected in this information.

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF 0.35% FOR ING MONEY MARKET PORTFOLIO AND 1.00% FOR ALL OTHER SUBACCOUNTS
(Selected data for accumulation units outstanding throughout each period

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
AIM MID CAP CORE EQUITY FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.19
Value at end of period	$12.45
Number of accumulation units outstanding at end of period	53,780
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period	$4.13	$7.26	$6.54	$6.22	$5.77	$5.47	$4.26	$5.693	$7.50	$9.838
Value at end of period	$4.95	$4.13	$7.26	$6.54	$6.22	$5.77	$5.47	$4.26	$5.693	$7.50
Number of accumulation units outstanding at end of period	318,150	302,166	305,162	323,718	189,954	214,416	213,322	175,779	134,976	69,307
AIM V.I. CORE EQUITY FUND
Value at beginning of period	$5.93	$8.58	$8.01	$6.93	$6.65	$6.16	$5.00	$5.988	$7.842	$9.776
Value at end of period	$7.53	$5.93	$8.58	$8.01	$6.93	$6.65	$6.16	$5.00	$5.988	$7.842
Number of accumulation units outstanding at end of period	588,201	535,571	421,088	404,385	254,967	341,503	378,274	375,191	309,796	380,759
ALGER GREEN FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.30
Value at end of period	$13.24
Number of accumulation units outstanding at end of period	13,626
AMANA GROWTH FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.20
Value at end of period	$12.44
Number of accumulation units outstanding at end of period	36,336
AMANA INCOME FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.38
Value at end of period	$12.44
Number of accumulation units outstanding at end of period	118,389
AMERICAN CENTURY® INCOME & GROWTH FUND
(Funds were first received in this option during February 2001)
Value at beginning of period	$7.64	$11.83	$12.01	$10.38	$10.03	$8.99	$7.02	$8.823	$9.317
Value at end of period	$8.89	$7.64	$11.83	$12.01	$10.38	$10.03	$8.99	$7.02	$8.823
Number of accumulation units outstanding at end of period	522,791	484,138	470,664	493,914	537,573	430,969	270,116	157,164	57,413
AMERICAN CENTURY® INFLATION-ADJUSTED BOND FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.11
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	289,327

CFI 1

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
BLACKROCK MID CAP VALUE OPPORTUNITIES FUND
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.25
Value at end of period	$12.99
Number of accumulation units outstanding at end of period	6,981
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period	$22.80	$33.54	$32.97	$30.61	$29.27	$27.31	$23.11	$26.578	$28.864	$30.131
Value at end of period	$28.29	$22.80	$33.54	$32.97	$30.61	$29.27	$27.31	$23.11	$26.578	$28.864
Number of accumulation units outstanding at end of period	399,658	403,349	448,638	486,325	530,186	578,904	618,903	627,715	679,480	708,861
EUROPACIFIC GROWTH FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.10	$17.16	$14.58	$12.09	$9.87
Value at end of period	$13.91	$10.10	$17.16	$14.58	$12.09
Number of accumulation units outstanding at end of period	2,451,826	2,180,852	1,751,756	1,126,138	298,219
EVERGREEN SPECIAL VALUES FUND
(Funds were first received in this option during February 2001)
Value at beginning of period	$14.72	$21.79	$23.95	$19.92	$18.22	$15.33	$11.44	$12.433	$11.026
Value at end of period	$18.93	$14.72	$21.79	$23.95	$19.92	$18.22	$15.33	$11.44	$12.433
Number of accumulation units outstanding at end of period	2,126,652	2,033,090	2,126,628	2,175,935	2,031,497	1,643,534	1,093,807	795,240	300,428
FIDELITY® VIP ASSET MANAGERSM PORTFOLIO
Value at beginning of period	$16.10	$22.81	$19.95	$18.77	$18.23	$17.45	$14.94	$16.538	$17.427	$18.343
Value at end of period	$20.58	$16.10	$22.81	$19.95	$18.77	$18.23	$17.45	$14.94	$16.538	$17.427
Number of accumulation units outstanding at end of period	760,132	773,804	766,297	815,717	903,477	1,017,631	1,144,415	1,128,596	1,202,498	1,239,976
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$24.16	$42.45	$36.46	$32.97	$28.47	$24.91	$19.58	$21.82	$25.13	$27.214
Value at end of period	$32.46	$24.16	$42.45	$36.46	$32.97	$28.47	$24.91	$19.58	$21.82	$25.13
Number of accumulation units outstanding at end of period	4,886,994	4,704,381	4,815,027	4,854,925	4,554,960	3,987,863	3,526,154	3,283,776	3,132,236	3,098,835
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$16.14	$28.43	$28.29	$23.77	$22.68	$20.54	$15.92	$19.36	$20.588	$19.201
Value at end of period	$20.81	$16.14	$28.43	$28.29	$23.77	$22.68	$20.54	$15.92	$19.36	$20.588
Number of accumulation units outstanding at end of period	2,019,631	1,985,243	2,278,217	2,330,504	2,306,989	2,369,317	2,209,984	1,950,075	1,746,306	1,521,271
FIDELITY® VIP HIGH INCOME PORTFOLIO
Value at beginning of period	$7.65	$10.30	$10.12	$9.19	$9.03	$8.33	$6.61	$6.453	$7.389	$9.638
Value at end of period	$10.90	$7.65	$10.30	$10.12	$9.19	$9.03	$8.33	$6.61	$6.453	$7.389
Number of accumulation units outstanding at end of period	602,582	491,879	548,816	571,769	484,034	424,740	481,946	283,022	227,668	159,263
FIDELITY® VIP INDEX 500 PORTFOLIO
Value at beginning of period	$18.22	$29.21	$27.98	$24.42	$23.53	$21.49	$16.90	$21.956	$25.246	$28.147
Value at end of period	$22.84	$18.22	$29.21	$27.98	$24.42	$23.53	$21.49	$16.90	$21.956	$25.246
Number of accumulation units outstanding at end of period	3,874,366	3,816,430	3,989,637	4,183,212	4,282,810	4,392,230	4,214,321	3,848,604	3,861,877	3,615,259
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$7.41	$13.33	$11.47	$9.82	$8.33	$7.40	$5.21	$6.608	$8.471	$9.535
Value at end of period	$9.29	$7.41	$13.33	$11.47	$9.82	$8.33	$7.40	$5.21	$6.608	$8.471
Number of accumulation units outstanding at end of period	402,280	396,703	428,820	369,267	303,048	289,347	245,549	349,672	28,690	5,930
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during June 2003)
Value at beginning of period	$13.05	$19.69	$20.37	$17.59	$16.33	$13.33	$10.95
Value at end of period	$16.69	$13.05	$19.69	$20.37	$17.59	$16.33	$13.33
Number of accumulation units outstanding at end of period	427,582	379,037	354,211	360,740	298,925	212,288	20,815
ING BALANCED PORTFOLIO
Value at beginning of period	$28.23	$39.66	$37.95	$34.85	$33.76	$31.17	$26.48	$29.827	$31.47	$32.002
Value at end of period	$33.33	$28.23	$39.66	$37.95	$34.85	$33.76	$31.17	$26.48	$29.827	$31.47
Number of accumulation units outstanding at end of period	844,431	826,873	907,786	992,419	1,083,124	1,212,176	1,296,685	1,335,579	1,490,555	1,630,256

CFI 2

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$12.23	$21.03	$20.02	$17.55	$16.51	$13.03	$10.39
Value at end of period	$16.37	$12.23	$21.03	$20.02	$17.55	$16.51	$13.03
Number of accumulation units outstanding at end of period	658,113	575,621	569,083	536,101	490,493	391,073	121,637
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$6.30	$10.42	$10.67
Value at end of period	$8.15	$6.30	$10.42
Number of accumulation units outstanding at end of period	1,823,999	1,802,754	1,965,894
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
Value at beginning of period	$2.94	$4.93	$4.19	$3.94	$3.56	$3.64	$2.53	$4.352	$5.71	$9.391
Value at end of period	$4.44	$2.94	$4.93	$4.19	$3.94	$3.56	$3.64	$2.53	$4.352	$5.71
Number of accumulation units outstanding at end of period	1,294,158	998,012	1,051,767	914,446	1,082,710	864,758	915,253	428,288	342,338	138,503
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$6.71	$9.74
Value at end of period	$8.88	$6.71
Number of accumulation units outstanding at end of period	1,054,467	914,997
ING GLOBAL RESOURCES PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$7.94	$13.59	$9.75
Value at end of period	$10.80	$7.94	$13.59
Number of accumulation units outstanding at end of period	1,751,786	1,593,082	1,391,650
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$160.14	$259.35	$243.92	$215.73	$201.50	$187.76	$150.43	$202.587	$250.928	$284.994
Value at end of period	$206.50	$160.14	$259.35	$243.92	$215.73	$201.50	$187.76	$150.43	$202.587	$250.928
Number of accumulation units outstanding at end of period	468,271	491,621	546,591	618,831	675,776	784,200	907,962	985,007	1,137,553	1,257,857
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$14.34	$23.06	$22.18	$19.55	$18.74	$17.12	$13.71	$17.645	$20.645	$23.044
Value at end of period	$17.49	$14.34	$23.06	$22.18	$19.55	$18.74	$17.12	$13.71	$17.645	$20.645
Number of accumulation units outstanding at end of period	1,501,479	1,573,667	1,839,370	2,024,733	2,140,821	2,392,049	2,418,495	2,268,115	2,246,477	2,198,550
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$15.22	$24.63	$23.58	$21.76	$19.78	$17.13	$13.07	$15.014	$15.377	$12.967
Value at end of period	$19.85	$15.22	$24.63	$23.58	$21.76	$19.78	$17.13	$13.07	$15.014	$15.377
Number of accumulation units outstanding at end of period	1,819,648	1,759,943	1,859,167	1,947,854	1,856,102	1,675,767	1,232,142	916,636	517,509	344,475
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$11.31	$17.20	$18.53	$16.44	$15.43	$12.77	$9.47	$11.025	$10.881	$10.019
Value at end of period	$13.98	$11.31	$17.20	$18.53	$16.44	$15.43	$12.77	$9.47	$11.025	$10.881
Number of accumulation units outstanding at end of period	1,121,972	1,120,220	1,243,903	1,363,094	1,316,513	1,155,531	810,650	562,448	292,147	185,350
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$73.52	$81.14	$77.30	$75.03	$73.47	$70.76	$67.24	$62.692	$58.266	$53.738
Value at end of period	$81.21	$73.52	$81.14	$77.30	$75.03	$73.47	$70.76	$67.24	$62.692	$58.266
Number of accumulation units outstanding at end of period	516,806	576,494	703,379	685,422	673,418	623,553	672,361	774,013	697,898	603,259
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.12
Value at end of period	$11.00
Number of accumulation units outstanding at end of period	182,656

CFI 3

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.20	$21.10	$15.35	$11.39	$10.54
Value at end of period	$17.38	$10.20	$21.10	$15.35	$11.39
Number of accumulation units outstanding at end of period	1,034,573	981,394	1,087,498	979,897	821,241
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period	$10.06	$16.71	$17.16	$15.71	$14.24	$13.11	$9.58	$14.963	$20.22	$28.71
Value at end of period	$13.18	$10.06	$16.71	$17.16	$15.71	$14.24	$13.11	$9.58	$14.963	$20.22
Number of accumulation units outstanding at end of period	1,074,667	1,106,994	1,182,269	1,364,568	1,479,955	1,787,806	2,191,575	2,103,643	2,375,971	2,380,370
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.45	$10.03
Value at end of period	$8.25	$6.45
Number of accumulation units outstanding at end of period	228,424	222,270
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.57	$11.13	$10.78	$9.79
Value at end of period	$10.03	$8.57	$11.13	$10.78
Number of accumulation units outstanding at end of period	3,132,263	3,186,934	3,775,909	13,850
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$57.58	$56.29	$53.71	$51.39	$50.07	$49.72	$49.45	$48.828	$47.123	$44.501
Value at end of period	$57.57	$57.58	$56.29	$53.71	$51.39	$50.07	$49.72	$49.45	$48.828	$47.123
Number of accumulation units outstanding at end of period	824,957	1,255,219	2,844,911	2,061,958	367,555	384,115	456,502	804,354	764,353	685,272
ING OPPENHEIMER GLOBAL PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$8.49	$14.37	$13.62	$11.66	$9.71
Value at end of period	$11.73	$8.49	$14.37	$13.62	$11.66
Number of accumulation units outstanding at end of period	7,607,082	7,651,915	8,717,736	9,479,603	9,918,176
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.81	$11.73	$10.89	$10.15	$10.01
Value at end of period	$11.81	$9.81	$11.73	$10.89	$10.15
Number of accumulation units outstanding at end of period	1,046,131	1,042,676	855,228	685,845	644,905
ING OPPORTUNISTIC LARGECAP PORTFOLIO
Value at beginning of period	$10.85	$17.03	$16.70	$14.53	$13.72	$12.58	$10.20	$13.911	$15.556	$14.274
Value at end of period	$12.37	$10.85	$17.03	$16.70	$14.53	$13.72	$12.58	$10.20	$13.911	$15.556
Number of accumulation units outstanding at end of period	549,178	459,721	522,783	578,588	611,768	817,817	921,089	941,931	698,722	227,331
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$8.30	$10.80	$10.58	$9.94
Value at end of period	$12.31	$8.30	$10.80	$10.58
Number of accumulation units outstanding at end of period	178,994	59,568	37,526	18,758
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$11.66	$11.80	$10.89	$10.58	$10.47	$10.13	$10.05
Value at end of period	$13.00	$11.66	$11.80	$10.89	$10.58	$10.47	$10.13
Number of accumulation units outstanding at end of period	1,831,519	1,322,612	760,653	600,663	663,553	542,483	189,541
ING PIONEER EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$6.33	$9.15	$10.06
Value at end of period	$7.06	$6.33	$9.15
Number of accumulation units outstanding at end of period	3,299,759	3,054,174	2,942,653

CFI 4

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$7.33	$11.03	$10.54	$9.51
Value at end of period	$9.10	$7.33	$11.03	$10.54
Number of accumulation units outstanding at end of period	1,325,733	1,146,541	1,021,942	7,611
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.63
Value at end of period	$12.47
Number of accumulation units outstanding at end of period	61,488
ING SMALL COMPANY PORTFOLIO
Value at beginning of period	$9.96	$14.59	$13.92	$12.03	$11.02	$9.73	$7.15	$9.41	$9.145	$10.292
Value at end of period	$12.58	$9.96	$14.59	$13.92	$12.03	$11.02	$9.73	$7.15	$9.41	$9.145
Number of accumulation units outstanding at end of period	668,263	568,936	433,813	450,154	435,923	519,294	585,454	541,321	361,370	136,234
ING STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$15.03	$19.86	$18.96	$17.67	$17.19	$16.08	$14.29	$15.088	$15.62	$15.07
Value at end of period	$17.53	$15.03	$19.86	$18.96	$17.67	$17.19	$16.08	$14.29	$15.088	$15.62
Number of accumulation units outstanding at end of period	82,621	89,653	117,069	97,184	105,629	103,950	49,925	53,498	51,196	44,930
ING STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$13.95	$22.03	$21.18	$18.90	$17.98	$16.21	$13.17	$15.425	$17.624	$17.94
Value at end of period	$17.29	$13.95	$22.03	$21.18	$18.90	$17.98	$16.21	$13.17	$15.425	$17.624
Number of accumulation units outstanding at end of period	151,290	141,655	152,950	136,097	104,165	89,601	54,494	37,872	33,425	28,874
ING STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$14.26	$20.72	$19.84	$18.02	$17.39	$15.93	$13.47	$15.04	$16.343	$16.458
Value at end of period	$17.20	$14.26	$20.72	$19.84	$18.02	$17.39	$15.93	$13.47	$15.04	$16.343
Number of accumulation units outstanding at end of period	118,726	111,966	119,845	129,552	115,515	95,249	49,780	34,761	43,445	36,196
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$7.64	$13.57	$12.09	$11.19	$9.55
Value at end of period	$11.07	$7.64	$13.57	$12.09	$11.19
Number of accumulation units outstanding at end of period	4,255,986	4,008,265	3,997,571	4,225,986	4,553,354
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period	$17.48	$30.54	$28.07	$25.03	$23.81	$21.86	$16.86	$22.204	$24.994	$25.283
Value at end of period	$24.73	$17.48	$30.54	$28.07	$25.03	$23.81	$21.86	$16.86	$22.204	$24.994
Number of accumulation units outstanding at end of period	1,187,887	1,193,388	1,294,160	1,417,850	1,611,950	1,771,556	1,670,473	1,456,936	1,470,698	1,359,111
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$6.25	$10.12
Value at end of period	$8.17	$6.25
Number of accumulation units outstanding at end of period	2,880,112	3,048,127
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$21.60	$36.21	$34.10	$29.48	$29.32	$26.23	$20.69	$29.926	$40.196	$43.112
Value at end of period	$30.95	$21.60	$36.21	$34.10	$29.48	$29.32	$26.23	$20.69	$29.926	$40.196
Number of accumulation units outstanding at end of period	902,167	905,419	988,543	1,062,400	1,226,375	1,485,047	1,836,502	1,909,558	2,239,840	2,301,513
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$11.03	$18.50	$18.47	$16.29	$15.04	$13.24	$10.70	$14.393	$18.387	$17.796
Value at end of period	$14.39	$11.03	$18.50	$18.47	$16.29	$15.04	$13.24	$10.70	$14.393	$18.387
Number of accumulation units outstanding at end of period	678,744	737,124	801,536	754,938	788,992	811,334	858,894	866,515	955,110	999,127
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$10.31	$16.39	$16.94	$14.77	$14.42	$12.47	$10.15
Value at end of period	$13.12	$10.31	$16.39	$16.94	$14.77	$14.42	$12.47
Number of accumulation units outstanding at end of period	766,795	824,062	985,817	1,075,448	1,142,127	777,786	302,672

CFI 5

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.31	$12.27	$11.97	$10.73	$9.83
Value at end of period	$11.31	$9.31	$12.27	$11.97	$10.73
Number of accumulation units outstanding at end of period	1,318,432	1,423,377	1,689,827	1,816,696	1,132,003
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Funds were first received in this option during May 2006)
Value at beginning of period	$6.62	$9.94	$10.42	$10.10
Value at end of period	$8.52	$6.62	$9.94	$10.42
Number of accumulation units outstanding at end of period	68,016	49,158	44,849	39,943
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2003)
Value at beginning of period	$11.16	$18.59	$18.67	$16.80	$15.68	$12.77	$10.11
Value at end of period	$13.99	$11.16	$18.59	$18.67	$16.80	$15.68	$12.77
Number of accumulation units outstanding at end of period	909,112	918,372	1,010,326	961,268	886,813	500,249	92,123
NEW PERSPECTIVE FUND®
(Funds were first received in this option during May 2005)
Value at beginning of period	$9.58	$15.58	$13.57	$11.44	$10.02
Value at end of period	$13.04	$9.58	$15.58	$13.57	$11.44
Number of accumulation units outstanding at end of period	595,160	532,037	261,372	138,930	29,909
OPPENHEIMER DEVELOPING MARKETS FUND
(Funds were first received in this option during February 2001)
Value at beginning of period	$22.68	$44.08	$33.26	$26.84	$19.19	$14.57	$8.91	$9.145	$10.467
Value at end of period	$40.80	$22.68	$44.08	$33.26	$26.84	$19.19	$14.57	$8.91	$9.145
Number of accumulation units outstanding at end of period	1,266,722	1,124,499	1,218,832	1,173,367	1,122,704	757,938	428,805	145,247	24,356
PAX WORLD BALANCED FUND
(Funds were first received in this option during February 2001)
Value at beginning of period	$9.10	$13.27	$12.24	$11.17	$10.70	$9.54	$8.21	$9.102	$9.85
Value at end of period	$10.93	$9.10	$13.27	$12.24	$11.17	$10.70	$9.54	$8.21	$9.102
Number of accumulation units outstanding at end of period	1,035,188	1,062,501	943,515	790,821	712,293	518,200	353,096	188,163	253,700
THE GROWTH FUND OF AMERICA®
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.54	$14.16	$12.90	$11.74	$9.96
Value at end of period	$11.37	$8.54	$14.16	$12.90	$11.74
Number of accumulation units outstanding at end of period	2,446,988	1,992,111	1,451,445	1,088,939	510,995
WASHINGTON MUTUAL INVESTORS FUNDSM
(Funds were first received in this option during May 2005)
Value at beginning of period	$8.43	$12.73	$12.38	$10.60	$10.09
Value at end of period	$9.93	$8.43	$12.73	$12.38	$10.60
Number of accumulation units outstanding at end of period	1,250,276	1,016,205	742,033	521,512	271,058

CFI 6

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of Variable Annuity Account C Opportunity Plus group deferred variable annuity prospectus dated April 30, 2010 as well as all current prospectuses pertaining to the variable investment options available under the contracts.
____ Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.75962-10) dated April 30, 2010.
____ Please send the most recent annual and/or quarterly report of ING Life Insurance and Annuity Company.
CONTRACT HOLDER’S SIGNATURE

DATE

PRO.75962-10

PART B

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated April 30, 2010
For
OPPORTUNITY PLUS

Multiple Option Group Variable Annuity Contracts

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the “Separate Account”) dated April 30, 2010 relating to the Opportunity Plus Multiple Option Group Variable Annuity Contracts issued by Variable
Annuity Account C (the “Separate Account”) and ING Life Insurance Annuity Company (the
“Company”).

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

For regular mail, please use:

Opportunity Plus Service Center ING National Trust P.O. Box 9810 Providence, RI 02940-8010

For overnight delivery, please use:

Opportunity Plus Service Center ING National Trust 101 Sabin Street Pawtucket, RI 02860

1-800-677-4636

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of
Additional Information have the same meaning as in the prospectus.

SAI.75962-10

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to
January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly
Participating Annuity Life Insurance Company organized in 1954).

The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at One Orange Way, Windsor, Connecticut
06095-4774.
The Company serves as the depositor for the separate account.

The Company has established the Opportunity Plus Service Center to provide administrative support to contract holders and participants investing in the Opportunity Plus Contract. This office will handle enrollments, billing, transfers, redemptions, and inquiries for all Opportunity Plus contract holders and participants. All forms and correspondence should be sent to:

For regular mail, please use:

Opportunity Plus Service Center ING National Trust P.O. Box 9810 Providence, RI 02940-8010

For overnight delivery, please use:

Opportunity Plus Service Center ING National Trust 101 Sabin Street Pawtucket, RI 02860

Telephone number: 1-800-677-4636

Other than the mortality and expense risk charge and the administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company.
However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian.
However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

SAI.75962-10                                                          2

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of
1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract.
We may make additions to, deletions from or substitution of available variable investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-
dealer with the SEC. ING Financial Advisers, LLC is also a member of the Financial Industry Regulatory
Authority and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING
Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections titled
“Contract - Ownership and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending
December 31, 2009, 2008 and 2007 amounted to $44,259,566.24, $43,901,529.15 and $44,267,199.63,
respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the payment options and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units of the separate account subaccounts corresponding to the funds you select. The number of annuity units purchased is based on your account value and the value of each unit on the day the annuity units are purchased. Thereafter, variable annuity payments fluctuate as the Annuity Unit value(s)
fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5.0% per annum). Selection of a 5.0% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5.0% on an annual basis. Payments would decline if the rate failed to increase by 5.0%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

SAI.75962-10                                                              3

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5.0% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30
(to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity
Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of
$13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity
Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of
$273.67.

*If an assumed net investment rate of 5.0% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

SAI.75962-10                                                     4

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s
Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable
Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis
Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals.
From time to time, we will quote articles from newspapers and magazines or other publications or reports, such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2009, and the
related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of ING Life Insurance and Annuity Company as of
December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta,
GA 30308.

SAI.75962-10                                                             5

iliacvaac12312009.htm - Generated by SEC Publisher for SEC Filing

FINANCIAL STATEMENTS
Variable Annuity Account C of
ING Life Insurance and Annuity Company
Year ended December 31, 2009
with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Financial Statements
Year ended December 31, 2009

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the investment divisions (the
“Divisions”) constituting Variable Annuity Account C of ING Life Insurance and Annuity Company (the
“Account”) as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Growth Series:	CRM Mutual Fund Trust:
AIM Mid Cap Core Equity Fund - Class A	CRM Mid Cap Value Fund - Investor Shares
AIM Small Cap Growth Fund - Class A	DWS Institutional Funds:
AIM Investment Funds:	DWS Equity 500 Index Fund - Class S
AIM Global Health Care Fund - Investor Class	Eaton Vance Special Investment Trust:
AIM Variable Insurance Funds:	Eaton Vance Large-Cap Value Fund - Class R
AIM V.I. Capital Appreciation Fund - Series I Shares	EuroPacific Growth Fund®:
AIM V.I. Core Equity Fund - Series I Shares	EuroPacific Growth Fund® - Class R-3
The Alger Fund II:	EuroPacific Growth Fund® - Class R-4
Alger Green Fund - Class A	Evergreen Equity Trust:
AllianceBernstein Growth and Income Fund, Inc.:	Evergreen Special Values Fund - Class A
AllianceBernstein Growth and Income Fund, Inc. - Class A	Fidelity® Variable Insurance Products:
AllianceBernstein Variable Products Series Fund, Inc.:	Fidelity® VIP Equity-Income Portfolio - Initial Class
AllianceBernstein Growth and Income Portfolio - Class A	Fidelity® VIP Growth Portfolio - Initial Class
Allianz Funds:	Fidelity® VIP High Income Portfolio - Initial Class
Allianz NFJ Dividend Value Fund - Class A	Fidelity® VIP Overseas Portfolio - Initial Class
Allianz NFJ Large-Cap Value Fund - Institutional Class	Fidelity® Variable Insurance Products II:
Allianz NFJ Small-Cap Value Fund - Class A	Fidelity® VIP Contrafund® Portfolio - Initial Class
Amana Mutual Funds Trust:	Fidelity® VIP Index 500 Portfolio - Initial Class
Amana Growth Fund	Fidelity® Variable Insurance Products III:
Amana Income Fund	Fidelity® VIP Mid Cap Portfolio - Initial Class
American Balanced Fund®, Inc.:	Fidelity® Variable Insurance Products V:
American Balanced Fund® - Class R-3	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
American Century Government Income Trust:	Franklin Mutual Series Fund Inc.:
American Century Inflation-Adjusted Bond Fund - Investor Class	Mutual Global Discovery Fund - Class R
American Century Quantitative Equity Funds, Inc.:	Franklin Strategic Series:
American Century Income & Growth Fund - A Class	Franklin Small-Mid Cap Growth Fund - Class A
Ariel Investment Trust:	Franklin Templeton Variable Insurance Products Trust:
Ariel Appreciation Fund	Franklin Small Cap Value Securities Fund - Class 2
Ariel Fund	Fundamental InvestorsSM, Inc.:
Artisan Funds, Inc.:	Fundamental InvestorsSM, Inc. - Class R-3
Artisan International Fund - Investor Shares	Fundamental InvestorsSM, Inc. - Class R-4
BlackRock Mid Cap Value Opportunities Series, Inc.:	The Growth Fund of America®, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Investor A	The Growth Fund of America® - Class R-3
Shares	The Growth Fund of America® - Class R-4
The Bond Fund of AmericaSM, Inc.:	The Income Fund of America®, Inc.:
The Bond Fund of AmericaSM, Inc. - Class R-4	The Income Fund of America® - Class R-3
Calvert Variable Series, Inc.:	ING Balanced Portfolio, Inc.:
Calvert Social Balanced Portfolio	ING Balanced Portfolio - Class I
Capital World Growth & Income FundSM, Inc.:	ING Equity Trust:
Capital World Growth & Income FundSM, Inc. - Class R-3	ING Financial Services Fund - Class A
Columbia Acorn Trust:	ING Real Estate Fund - Class A
ColumbiaSM Acorn Fund® - Class Z	ING Funds Trust:
Columbia Funds Series Trust:	ING GNMA Income Fund - Class A
Columbia Mid Cap Value Fund - Class A	ING Intermediate Bond Fund - Class A
Columbia Mid Cap Value Fund - Class Z

ING Intermediate Bond Portfolio:	ING Investors Trust (continued):
ING Intermediate Bond Portfolio - Class I	ING Van Kampen Capital Growth Portfolio - Institutional Class
ING Intermediate Bond Portfolio - Class S	ING Van Kampen Capital Growth Portfolio - Service Class
ING Investors Trust:	ING Van Kampen Growth and Income Portfolio - Service Class
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
ING Artio Foreign Portfolio - Service Class	ING Money Market Portfolio:
ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING Money Market Portfolio - Class I
ING BlackRock Large Cap Growth Portfolio - Service Class	ING Mutual Funds:
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	ING Global Real Estate Fund - Class A
ING Clarion Global Real Estate Portfolio - Institutional Class	ING International Capital Appreciation Fund - Class I
ING Clarion Real Estate Portfolio - Institutional Class	ING International Growth Opportunities Fund - Class Q
ING Clarion Real Estate Portfolio - Service Class	ING International SmallCap Multi-Manager Fund - Class A
ING Evergreen Health Sciences Portfolio - Service Class	ING Partners, Inc.:
ING Evergreen Omega Portfolio - Service Class	ING American Century Large Company Value Portfolio -
ING FMRSM Diversified Mid Cap Portfolio - Service Class	Adviser Class
ING Global Resources Portfolio - Institutional Class	ING American Century Large Company Value Portfolio - Service
ING Global Resources Portfolio - Service Class	Class
ING Growth and Income Portfolio II - Service Class	ING American Century Small-Mid Cap Value Portfolio - Adviser
ING Index Plus International Equity Portfolio - Institutional	Class
Class	ING American Century Small-Mid Cap Value Portfolio - Service
ING Index Plus International Equity Portfolio - Service Class	Class
ING Janus Contrarian Portfolio - Service Class	ING Baron Asset Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Adviser	ING Baron Small Cap Growth Portfolio - Adviser Class
Class	ING Baron Small Cap Growth Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Institutional	ING Columbia Small Cap Value Portfolio - Adviser Class
Class	ING Columbia Small Cap Value Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Service	ING Davis New York Venture Portfolio - Service Class
Class	ING Fidelity® VIP Mid Cap Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	ING Index Solution 2015 Portfolio - Adviser Class
ING JPMorgan Value Opportunities Portfolio - Institutional	ING Index Solution 2025 Portfolio - Adviser Class
Class	ING Index Solution 2035 Portfolio - Adviser Class
ING JPMorgan Value Opportunities Portfolio - Service Class	ING Index Solution 2045 Portfolio - Adviser Class
ING Lord Abbett Affiliated Portfolio - Institutional Class	ING Index Solution Income Portfolio - Adviser Class
ING Lord Abbett Affiliated Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Adviser Class
ING Marsico Growth Portfolio - Institutional Class	ING JPMorgan Mid Cap Value Portfolio - Service Class
ING Marsico Growth Portfolio - Service Class	ING Legg Mason Partners Aggressive Growth Portfolio - Adviser
ING Marsico International Opportunities Portfolio - Adviser	Class
Class	ING Legg Mason Partners Aggressive Growth Portfolio - Initial
ING Marsico International Opportunities Portfolio - Service	Class
Class	ING Legg Mason Partners Aggressive Growth Portfolio - Service
ING MFS Total Return Portfolio - Adviser Class	Class
ING MFS Total Return Portfolio - Institutional Class	ING Neuberger Berman Partners Portfolio - Service Class
ING MFS Total Return Portfolio - Service Class	ING Oppenheimer Global Portfolio - Adviser Class
ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Main Street Portfolio® - Service Class	ING Oppenheimer Global Portfolio - Service Class
ING PIMCO High Yield Portfolio - Institutional Class	ING Oppenheimer Strategic Income Portfolio - Adviser Class
ING PIMCO High Yield Portfolio - Service Class	ING Oppenheimer Strategic Income Portfolio - Initial Class
ING Pioneer Equity Income Portfolio - Institutional Class	ING Oppenheimer Strategic Income Portfolio - Service Class
ING Pioneer Equity Income Portfolio - Service Class	ING PIMCO Total Return Portfolio - Adviser Class
ING Pioneer Fund Portfolio - Institutional Class	ING PIMCO Total Return Portfolio - Service Class
ING Pioneer Fund Portfolio - Service Class	ING Pioneer High Yield Portfolio - Initial Class
ING Pioneer Mid Cap Value Portfolio - Adviser Class	ING Pioneer High Yield Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Institutional Class	ING Solution 2015 Portfolio - Adviser Class
ING Pioneer Mid Cap Value Portfolio - Service Class	ING Solution 2015 Portfolio - Service Class
ING Stock Index Portfolio - Institutional Class	ING Solution 2025 Portfolio - Adviser Class
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class
ING T. Rowe Price Equity Income Portfolio - Adviser Class	ING Solution 2035 Portfolio - Adviser Class
ING T. Rowe Price Equity Income Portfolio - Service Class	ING Solution 2035 Portfolio - Service Class
ING Templeton Global Growth Portfolio - Institutional Class	ING Solution 2045 Portfolio - Adviser Class
ING Templeton Global Growth Portfolio - Service Class	ING Solution 2045 Portfolio - Service Class

ING Partners, Inc. (continued):	ING Variable Portfolios, Inc. (continued):
ING Solution Growth and Income Portfolio - Service Class	ING Russell™ Large Cap Growth Index Portfolio - Class S
ING Solution Growth Portfolio - Service Class	ING Russell™ Large Cap Index Portfolio - Class I
ING Solution Income Portfolio - Adviser Class	ING Russell™ Large Cap Value Index Portfolio - Class I
ING Solution Income Portfolio - Service Class	ING Russell™ Large Cap Value Index Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING Russell™ Mid Cap Growth Index Portfolio - Class S
Adviser Class	ING Russell™ Mid Cap Index Portfolio - Class I
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING Russell™ Small Cap Index Portfolio - Class I
Initial Class	ING Small Company Portfolio - Class I
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING Small Company Portfolio - Class S
Service Class	ING U.S. Bond Index Portfolio - Class I
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	ING Variable Products Trust:
ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING International Value Portfolio - Class I
ING T. Rowe Price Growth Equity Portfolio - Service Class	ING International Value Portfolio - Class S
ING Templeton Foreign Equity Portfolio - Adviser Class	ING MidCap Opportunities Portfolio - Class I
ING Templeton Foreign Equity Portfolio - Initial Class	ING MidCap Opportunities Portfolio - Class S
ING Templeton Foreign Equity Portfolio - Service Class	ING SmallCap Opportunities Portfolio - Class I
ING Thornburg Value Portfolio - Adviser Class	ING SmallCap Opportunities Portfolio - Class S
ING Thornburg Value Portfolio - Initial Class	Janus Aspen Series:
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	Janus Aspen Series Balanced Portfolio - Institutional Shares
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	Janus Aspen Series Enterprise Portfolio - Institutional Shares
ING UBS U.S. Large Cap Equity Portfolio - Service Class	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
ING Van Kampen Comstock Portfolio - Adviser Class	Janus Aspen Series Janus Portfolio - Institutional Shares
ING Van Kampen Comstock Portfolio - Service Class	Janus Aspen Series Worldwide Portfolio - Institutional Shares
ING Van Kampen Equity and Income Portfolio - Adviser Class	The Lazard Funds, Inc.:
ING Van Kampen Equity and Income Portfolio - Initial Class	Lazard U.S. Mid Cap Equity Portfolio - Open Shares
ING Van Kampen Equity and Income Portfolio - Service Class	LKCM Funds:
ING Series Fund, Inc.:	LKCM Aquinas Growth Fund
ING Growth and Income Fund - Class A	Loomis Sayles Funds I:
ING Strategic Allocation Portfolios, Inc.:	Loomis Sayles Small Cap Value Fund - Retail Class
ING Strategic Allocation Conservative Portfolio - Class I	Lord Abbett Mid Cap Value Fund, Inc.:
ING Strategic Allocation Growth Portfolio - Class I	Lord Abbett Mid-Cap Value Fund, Inc. - Class A
ING Strategic Allocation Moderate Portfolio - Class I	Lord Abbett Research Fund, Inc.:
ING Variable Funds:	Lord Abbett Small-Cap Value Fund - Class A
ING Growth and Income Portfolio - Class A	Lord Abbett Series Fund, Inc.:
ING Growth and Income Portfolio - Class I	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
ING Growth and Income Portfolio - Class S	Massachusetts Investors Growth Stock Fund:
ING Variable Insurance Trust:	Massachusetts Investors Growth Stock Fund - Class A
ING GET U.S. Core Portfolio - Series 3	Morgan Stanley Institutional Fund Trust:
ING GET U.S. Core Portfolio - Series 5	Morgan Stanley U.S. Small Cap Value Portfolio - Class I
ING GET U.S. Core Portfolio - Series 6	Neuberger Berman Equity Funds®:
ING GET U.S. Core Portfolio - Series 7	Neuberger Berman Socially Responsive Fund® - Trust Class
ING GET U.S. Core Portfolio - Series 8	New Perspective Fund®, Inc.:
ING GET U.S. Core Portfolio - Series 9	New Perspective Fund®, Inc. - Class R-3
ING GET U.S. Core Portfolio - Series 10	New Perspective Fund®, Inc. - Class R-4
ING GET U.S. Core Portfolio - Series 11	Oppenheimer Capital Appreciation Fund:
ING Variable Portfolios, Inc.:	Oppenheimer Capital Appreciation Fund - Class A
ING BlackRock Science and Technology Opportunities	Oppenheimer Developing Markets Fund:
Portfolio - Class I	Oppenheimer Developing Markets Fund - Class A
ING Index Plus LargeCap Portfolio - Class I	Oppenheimer Variable Account Funds:
ING Index Plus LargeCap Portfolio - Class S	Oppenheimer Global Securities/VA
ING Index Plus MidCap Portfolio - Class I	Oppenheimer Main Street Fund®/VA
ING Index Plus MidCap Portfolio - Class S	Oppenheimer Main Street Small Cap Fund®/VA
ING Index Plus SmallCap Portfolio - Class I	Oppenheimer MidCap Fund/VA
ING Index Plus SmallCap Portfolio - Class S	Oppenheimer Strategic Bond Fund/VA
ING International Index Portfolio - Class I	Pax World Funds Series Trust I:
ING International Index Portfolio - Class S	Pax World Balanced Fund
ING Opportunistic Large Cap Growth Portfolio - Class I	PIMCO Variable Insurance Trust:
ING Opportunistic Large Cap Portfolio - Class I	PIMCO Real Return Portfolio - Administrative Class
ING Russell™ Large Cap Growth Index Portfolio - Class I

Pioneer High Yield Fund:	Templeton Funds, Inc.:
Pioneer High Yield Fund - Class A	Templeton Foreign Fund - Class A
Pioneer Variable Contracts Trust:	Templeton Income Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	Templeton Global Bond Fund - Class A
Pioneer Equity Income VCT Portfolio - Class I	Van Kampen Equity Trust:
Pioneer High Yield VCT Portfolio - Class I	Van Kampen Small Cap Value Fund - Class A
Pioneer Mid Cap Value VCT Portfolio - Class I	Vanguard® Variable Insurance Fund:
Premier VIT:	Diversified Value Portfolio
Premier VIT OpCap Mid Cap Portfolio - Class I	Equity Income Portfolio
RiverSource® Investment Series, Inc.:	Small Company Growth Portfolio
RiverSource® Diversified Equity Income Fund - Class R-3	Wanger Advisors Trust:
RiverSource® Diversified Equity Income Fund - Class R-4	Wanger International
SmallCap World Fund, Inc.:	Wanger Select
SMALLCAP World Fund® - Class R-4	Wanger USA
T. Rowe Price Mid-Cap Value Fund, Inc.:	Washington Mutual Investors FundSM, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	Washington Mutual Investors FundSM, Inc. - Class R-3
T. Rowe Price Value Fund, Inc.:	Washington Mutual Investors FundSM, Inc. - Class R-4
T. Rowe Price Value Fund - Advisor Class	Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account C of ING
Life Insurance and Annuity Company at December 31, 2009, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

                                                                                                                            /s/ Ernst & Young, LLP

Atlanta, Georgia
April 8, 2010

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

AIM V.I.
			AIM Global	Capital
	AIM Mid Cap	AIM Small Cap	Health Care	Appreciation	AIM V.I. Core
	Core Equity	Growth Fund -	Fund - Investor	Fund - Series I	Equity Fund -
	Fund - Class A	Class A	Class	Shares	Series I Shares
Assets
Investments in mutual funds
at fair value	$ 2,312	$ 31	$ 164	$ 20,643	$ 38,603
Total assets	2,312	31	164	20,643	38,603
Net assets	$ 2,312	$ 31	$ 164	$ 20,643	$ 38,603

Net assets
Accumulation units	$ 2,312	$ 31	$ 164	$ 20,607	$ 37,977
Contracts in payout (annuitization)	-	-	-	36	626
Total net assets	$ 2,312	$ 31	$ 164	$ 20,643	$ 38,603

Total number of mutual fund shares	110,348	1,376	6,423	1,015,391	1,549,095

Cost of mutual fund shares	$ 2,080	$ 37	$ 165	$ 25,583	$ 37,019

The accompanying notes are an integral part of these financial statements.

                                                                                                                          5

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Allianz NFJ
			AllianceBernstein		Large-Cap
		AllianceBernstein	Growth and	Allianz NFJ	Value Fund -
	Alger Green	Growth and Income	Income Portfolio -	Dividend Value	Institutional
	Fund - Class A	Fund, Inc. - Class A	Class A	Fund - Class A	Class
Assets
Investments in mutual funds
at fair value	$ 1,064	$ 196	$ 434	$ 134	$ 1,179
Total assets	1,064	196	434	134	1,179
Net assets	$ 1,064	$ 196	$ 434	$ 134	$ 1,179

Net assets
Accumulation units	$ 1,064	$ 196	$ 434	$ 134	$ 1,179
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,064	$ 196	$ 434	$ 134	$ 1,179

Total number of mutual fund shares	184,703	66,599	28,572	12,939	93,065

Cost of mutual fund shares	$ 987	$ 226	$ 557	$ 121	$ 997

The accompanying notes are an integral part of these financial statements.

                                                                                                                       6

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

American
Century
	Allianz NFJ			American	Inflation-
	Small-Cap			Balanced	Adjusted Bond
	Value Fund -	Amana Growth	Amana Income	Fund® -	Fund - Investor
	Class A	Fund	Fund	Class R-3	Class
Assets
Investments in mutual funds
at fair value	$ 563	$ 5,651	$ 10,356	$ 5,796	$ 9,060
Total assets	563	5,651	10,356	5,796	9,060
Net assets	$ 563	$ 5,651	$ 10,356	$ 5,796	$ 9,060

Net assets
Accumulation units	$ 563	$ 5,651	$ 10,356	$ 5,796	$ 9,060
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 563	$ 5,651	$ 10,356	$ 5,796	$ 9,060

Total number of mutual fund shares	24,285	264,909	360,946	358,859	787,856

Cost of mutual fund shares	$ 608	$ 5,132	$ 9,579	$ 6,153	$ 9,007

The accompanying notes are an integral part of these financial statements.

                                                                                                                          7

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

BlackRock Mid
	American			Artisan	Cap Value
	Century Income	Ariel		International	Opportunities
	& Growth	Appreciation		Fund - Investor	Fund - Investor
	Fund - A Class	Fund	Ariel Fund	Shares	A Shares
Assets
Investments in mutual funds
at fair value	$ 4,656	$ 622	$ 1,271	$ 1,829	$ 263
Total assets	4,656	622	1,271	1,829	263
Net assets	$ 4,656	$ 622	$ 1,271	$ 1,829	$ 263

Net assets
Accumulation units	$ 4,656	$ 622	$ 1,271	$ 1,829	$ 263
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 4,656	$ 622	$ 1,271	$ 1,829	$ 263

Total number of mutual fund shares	218,377	17,547	32,964	88,523	19,881

Cost of mutual fund shares	$ 6,103	$ 592	$ 1,143	$ 1,572	$ 247

The accompanying notes are an integral part of these financial statements.

                                                                                                                        8

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Capital World
	The Bond Fund	Calvert Social	Growth &	ColumbiaSM	Columbia Mid
	of AmericaSM,	Balanced	Income FundSM,	Acorn Fund® -	Cap Value
	Inc. - Class R-4	Portfolio	Inc. - Class R-3	Class Z	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 5,982	$ 42,394	$ 14	$ 2,451	$ 2,961
Total assets	5,982	42,394	14	2,451	2,961
Net assets	$ 5,982	$ 42,394	$ 14	$ 2,451	$ 2,961

Net assets
Accumulation units	$ 5,982	$ 42,279	$ 14	$ 2,451	$ 2,961
Contracts in payout (annuitization)	-	115	-	-	-
Total net assets	$ 5,982	$ 42,394	$ 14	$ 2,451	$ 2,961

Total number of mutual fund shares	506,960	27,654,180	427	99,303	267,507

Cost of mutual fund shares	$ 5,654	$ 48,898	$ 14	$ 2,068	$ 2,298

The accompanying notes are an integral part of these financial statements.

                                                                                                                         9

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Eaton Vance
	Columbia Mid	CRM Mid Cap	DWS Equity	Large-Cap	EuroPacific
	Cap Value	Value Fund -	500 Index	Value Fund -	Growth Fund®
	Fund - Class Z	Investor Shares	Fund - Class S	Class R	- Class R-3
Assets
Investments in mutual funds
at fair value	$ 1,314	$ 70	$ 247	$ 13	$ 11,577
Total assets	1,314	70	247	13	11,577
Net assets	$ 1,314	$ 70	$ 247	$ 13	$ 11,577

Net assets
Accumulation units	$ 1,314	$ 70	$ 247	$ 13	$ 11,577
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,314	$ 70	$ 247	$ 13	$ 11,577

Total number of mutual fund shares	118,627	2,932	1,974	804	307,248

Cost of mutual fund shares	$ 1,069	$ 66	$ 270	$ 13	$ 12,778

The accompanying notes are an integral part of these financial statements.

                                                                                                                         10

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

			Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	EuroPacific	Evergreen	Equity-Income	Growth	High Income
	Growth Fund®	Special Values	Portfolio -	Portfolio -	Portfolio -
	- Class R-4	Fund - Class A	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 247,037	$ 82,713	$ 263,715	$ 190,848	$ 9,003
Total assets	247,037	82,713	263,715	190,848	9,003
Net assets	$ 247,037	$ 82,713	$ 263,715	$ 190,848	$ 9,003

Net assets
Accumulation units	$ 247,037	$ 82,713	$ 260,811	$ 190,393	$ 8,935
Contracts in payout (annuitization)	-	-	2,904	455	68
Total net assets	$ 247,037	$ 82,713	$ 263,715	$ 190,848	$ 9,003

Total number of mutual fund shares	6,549,234	4,649,393	15,687,998	6,353,145	1,701,899

Cost of mutual fund shares	$ 272,153	$ 111,366	$ 349,312	$ 207,576	$ 9,085

The accompanying notes are an integral part of these financial statements.

                                                                                                                        11

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Asset
	Overseas	Contrafund®	Index 500	Mid Cap	ManagerSM
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 35,651	$ 970,509	$ 95,244	$ 13,948	$ 20,099
Total assets	35,651	970,509	95,244	13,948	20,099
Net assets	$ 35,651	$ 970,509	$ 95,244	$ 13,948	$ 20,099

Net assets
Accumulation units	$ 35,651	$ 962,306	$ 95,244	$ 13,948	$ 20,099
Contracts in payout (annuitization)	-	8,203	-	-	-
Total net assets	$ 35,651	$ 970,509	$ 95,244	$ 13,948	$ 20,099

Total number of mutual fund shares	2,368,825	47,066,372	796,218	546,141	1,546,114

Cost of mutual fund shares	$ 48,084	$ 1,199,021	$ 97,689	$ 15,317	$ 21,848

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

		Franklin Small-	Franklin Small
	Mutual Global	Mid Cap	Cap Value	Fundamental	Fundamental
	Discovery	Growth Fund -	Securities	InvestorsSM,	InvestorsSM,
	Fund - Class R	Class A	Fund - Class 2	Inc. - Class R-3	Inc. - Class R-4
Assets
Investments in mutual funds
at fair value	$ 3,353	$ 563	$ 86,667	$ 505	$ 21,781
Total assets	3,353	563	86,667	505	21,781
Net assets	$ 3,353	$ 563	$ 86,667	$ 505	$ 21,781

Net assets
Accumulation units	$ 3,353	$ 563	$ 85,100	$ 505	$ 21,781
Contracts in payout (annuitization)	-	-	1,567	-	-
Total net assets	$ 3,353	$ 563	$ 86,667	$ 505	$ 21,781

Total number of mutual fund shares	126,526	19,373	6,786,762	15,465	666,491

Cost of mutual fund shares	$ 3,460	$ 611	$ 106,266	$ 458	$ 18,548

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	The Growth	The Growth	The Income
	Fund of	Fund of	Fund of	ING Balanced
	America® -	America® -	America® -	Portfolio -	ING Real Estate
	Class R-3	Class R-4	Class R-3	Class I	Fund - Class A
Assets
Investments in mutual funds
at fair value	$ 15,280	$ 277,112	$ 1,778	$ 341,845	$ 1,611
Total assets	15,280	277,112	1,778	341,845	1,611
Net assets	$ 15,280	$ 277,112	$ 1,778	$ 341,845	$ 1,611

Net assets
Accumulation units	$ 15,280	$ 277,112	$ 1,778	$ 324,059	$ 1,611
Contracts in payout (annuitization)	-	-	-	17,786	-
Total net assets	$ 15,280	$ 277,112	$ 1,778	$ 341,845	$ 1,611

Total number of mutual fund shares	567,411	10,221,772	115,186	32,806,581	149,676

Cost of mutual fund shares	$ 16,407	$ 294,924	$ 1,932	$ 402,168	$ 1,887

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

		ING	ING	ING	ING Artio
	ING GNMA	Intermediate	Intermediate	Intermediate	Foreign
	Income Fund -	Bond Fund -	Bond Portfolio -	Bond Portfolio -	Portfolio -
	Class A	Class A	Class I	Class S	Service Class
Assets
Investments in mutual funds
at fair value	$ 4,826	$ 3,799	$ 378,989	$ 349	$ 36,625
Total assets	4,826	3,799	378,989	349	36,625
Net assets	$ 4,826	$ 3,799	$ 378,989	$ 349	$ 36,625

Net assets
Accumulation units	$ 4,826	$ 3,799	$ 372,632	$ 349	$ 36,625
Contracts in payout (annuitization)	-	-	6,357	-	-
Total net assets	$ 4,826	$ 3,799	$ 378,989	$ 349	$ 36,625

Total number of mutual fund shares	555,974	418,812	32,756,146	30,329	3,388,085

Cost of mutual fund shares	$ 4,734	$ 4,015	$ 427,930	$ 356	$ 52,296

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING BlackRock			ING Clarion
	Large Cap	ING BlackRock	ING BlackRock	Global Real	ING Clarion
	Growth	Large Cap	Large Cap	Estate	Real Estate
	Portfolio -	Growth	Growth	Portfolio -	Portfolio -
	Institutional	Portfolio -	Portfolio -	Institutional	Institutional
	Class	Service Class	Service 2 Class	Class	Class
Assets
Investments in mutual funds
at fair value	$ 79,020	$ 158	$ 177	$ 50,442	$ 1,315
Total assets	79,020	158	177	50,442	1,315
Net assets	$ 79,020	$ 158	$ 177	$ 50,442	$ 1,315

Net assets
Accumulation units	$ 78,790	$ 158	$ 177	$ 50,442	$ -
Contracts in payout (annuitization)	230	-	-	-	1,315
Total net assets	$ 79,020	$ 158	$ 177	$ 50,442	$ 1,315

Total number of mutual fund shares	9,114,215	18,346	20,692	5,447,302	73,985

Cost of mutual fund shares	$ 107,144	$ 146	$ 151	$ 52,428	$ 1,238

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING Global
	ING Clarion	ING Evergreen	ING Evergreen	ING FMRSM	Resources
	Real Estate	Health Sciences	Omega	Diversified Mid	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -	Institutional
	Service Class	Service Class	Service Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 26,610	$ 9,719	$ 378	$ 41,611	$ 27
Total assets	26,610	9,719	378	41,611	27
Net assets	$ 26,610	$ 9,719	$ 378	$ 41,611	$ 27

Net assets
Accumulation units	$ 26,610	$ 9,719	$ 378	$ 41,611	$ 27
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 26,610	$ 9,719	$ 378	$ 41,611	$ 27

Total number of mutual fund shares	1,499,164	944,461	32,770	3,511,506	1,525

Cost of mutual fund shares	$ 33,228	$ 10,000	$ 315	$ 40,599	$ 36

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING JPMorgan
			ING JPMorgan	Emerging	ING JPMorgan
	ING Global	ING Janus	Emerging	Markets Equity	Emerging
	Resources	Contrarian	Markets Equity	Portfolio -	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Adviser Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 107,768	$ 13,120	$ 421	$ 36,901	$ 30,187
Total assets	107,768	13,120	421	36,901	30,187
Net assets	$ 107,768	$ 13,120	$ 421	$ 36,901	$ 30,187

Net assets
Accumulation units	$ 107,768	$ 13,120	$ 421	$ 36,901	$ 30,187
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 107,768	$ 13,120	$ 421	$ 36,901	$ 30,187

Total number of mutual fund shares	6,034,043	1,238,951	21,032	1,810,668	1,484,863

Cost of mutual fund shares	$ 130,909	$ 13,402	$ 314	$ 35,691	$ 30,353

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING Lord
	ING JPMorgan	Abbett	ING Lord	ING Marsico
	Small Cap Core	Affiliated	Abbett	Growth	ING Marsico
	Equity	Portfolio -	Affiliated	Portfolio -	Growth
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 3,617	$ 79,642	$ 668	$ 7,384	$ 337
Total assets	3,617	79,642	668	7,384	337
Net assets	$ 3,617	$ 79,642	$ 668	$ 7,384	$ 337

Net assets
Accumulation units	$ 3,617	$ 78,591	$ 668	$ 7,384	$ 337
Contracts in payout (annuitization)	-	1,051	-	-	-
Total net assets	$ 3,617	$ 79,642	$ 668	$ 7,384	$ 337

Total number of mutual fund shares	347,835	10,343,066	86,250	508,874	23,463

Cost of mutual fund shares	$ 3,714	$ 114,277	$ 892	$ 7,884	$ 353

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Marsico	ING Marsico		ING MFS Total
	International	International	ING MFS Total	Return	ING MFS Total
	Opportunities	Opportunities	Return	Portfolio -	Return
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Adviser Class	Service Class	Adviser Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 175	$ 8,576	$ 896	$ 58,354	$ 25,683
Total assets	175	8,576	896	58,354	25,683
Net assets	$ 175	$ 8,576	$ 896	$ 58,354	$ 25,683

Net assets
Accumulation units	$ 175	$ 8,576	$ 896	$ 58,354	$ 25,683
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 175	$ 8,576	$ 896	$ 58,354	$ 25,683

Total number of mutual fund shares	16,710	823,815	65,456	4,271,884	1,874,643

Cost of mutual fund shares	$ 174	$ 10,501	$ 888	$ 71,941	$ 30,956

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

		ING PIMCO		ING Pioneer
	ING MFS	High Yield	ING PIMCO	Equity Income	ING Pioneer
	Utilities	Portfolio -	High Yield	Portfolio -	Equity Income
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 34,116	$ 3,426	$ 12,663	$ 124,824	$ 3
Total assets	34,116	3,426	12,663	124,824	3
Net assets	$ 34,116	$ 3,426	$ 12,663	$ 124,824	$ 3

Net assets
Accumulation units	$ 34,116	$ 3,426	$ 12,663	$ 122,846	$ 3
Contracts in payout (annuitization)	-	-	-	1,978	-
Total net assets	$ 34,116	$ 3,426	$ 12,663	$ 124,824	$ 3

Total number of mutual fund shares	2,843,032	355,052	1,312,205	17,986,229	392

Cost of mutual fund shares	$ 42,200	$ 3,090	$ 11,048	$ 156,658	$ 3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

			ING Pioneer		ING Stock
	ING Pioneer		Mid Cap Value	ING Pioneer	Index
	Fund Portfolio -	ING Pioneer	Portfolio -	Mid Cap Value	Portfolio -
	Institutional	Fund Portfolio -	Institutional	Portfolio -	Institutional
	Class	Service Class	Class	Service Class	Class
Assets
Investments in mutual funds
at fair value	$ 15,047	$ 353	$ 83,867	$ 342	$ 3,952
Total assets	15,047	353	83,867	342	3,952
Net assets	$ 15,047	$ 353	$ 83,867	$ 342	$ 3,952

Net assets
Accumulation units	$ 14,843	$ 353	$ 82,767	$ 342	$ 3,952
Contracts in payout (annuitization)	204	-	1,100	-	-
Total net assets	$ 15,047	$ 353	$ 83,867	$ 342	$ 3,952

Total number of mutual fund shares	1,546,452	36,251	8,931,473	36,513	409,105

Cost of mutual fund shares	$ 17,706	$ 323	$ 103,527	$ 341	$ 4,417

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe	ING Templeton
	Price Capital	Price Equity	Price Equity	Global Growth	ING Templeton
	Appreciation	Income	Income	Portfolio -	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Adviser Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 257,927	$ 1,389	$ 110,806	$ 738	$ 3,525
Total assets	257,927	1,389	110,806	738	3,525
Net assets	$ 257,927	$ 1,389	$ 110,806	$ 738	$ 3,525

Net assets
Accumulation units	$ 257,927	$ 1,389	$ 110,736	$ 738	$ 3,525
Contracts in payout (annuitization)	-	-	70	-	-
Total net assets	$ 257,927	$ 1,389	$ 110,806	$ 738	$ 3,525

Total number of mutual fund shares	12,768,653	134,319	10,644,157	69,552	331,318

Cost of mutual fund shares	$ 286,533	$ 1,630	$ 131,841	$ 826	$ 3,824

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING Van
	Kampen	ING Wells			ING
	Growth and	Fargo Small	ING Money		International
	Income	Cap Disciplined	Market	ING Global	Capital
	Portfolio -	Portfolio -	Portfolio -	Real Estate	Appreciation
	Service Class	Service Class	Class I	Fund - Class A	Fund - Class I
Assets
Investments in mutual funds
at fair value	$ 18,265	$ 1,504	$ 403,501	$ 24	$ 3
Total assets	18,265	1,504	403,501	24	3
Net assets	$ 18,265	$ 1,504	$ 403,501	$ 24	$ 3

Net assets
Accumulation units	$ 18,265	$ 1,504	$ 399,348	$ 24	$ 3
Contracts in payout (annuitization)	-	-	4,153	-	-
Total net assets	$ 18,265	$ 1,504	$ 403,501	$ 24	$ 3

Total number of mutual fund shares	944,401	186,088	403,501,398	1,663	294

Cost of mutual fund shares	$ 21,289	$ 1,216	$ 403,501	$ 25	$ 3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING	ING American	ING American		ING Baron
	International	Century Small-	Century Small-		Small Cap
	SmallCap	Mid Cap Value	Mid Cap Value	ING Baron	Growth
	Multi-Manager	Portfolio -	Portfolio -	Asset Portfolio -	Portfolio -
	Fund - Class A	Adviser Class	Service Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 1,642	$ 52	$ 35,995	$ 3,022	$ 947
Total assets	1,642	52	35,995	3,022	947
Net assets	$ 1,642	$ 52	$ 35,995	$ 3,022	$ 947

Net assets
Accumulation units	$ 1,642	$ 52	$ 35,510	$ 3,022	$ 947
Contracts in payout (annuitization)	-	-	485	-	-
Total net assets	$ 1,642	$ 52	$ 35,995	$ 3,022	$ 947

Total number of mutual fund shares	50,678	5,363	3,673,000	320,499	64,553

Cost of mutual fund shares	$ 2,131	$ 52	$ 38,658	$ 3,266	$ 833

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Baron	ING Columbia	ING Columbia
	Small Cap	Small Cap	Small Cap	ING Davis New	ING Fidelity®
	Growth	Value	Value	York Venture	VIP Mid Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 100,316	$ 21	$ 1,441	$ 12,781	$ 9,850
Total assets	100,316	21	1,441	12,781	9,850
Net assets	$ 100,316	$ 21	$ 1,441	$ 12,781	$ 9,850

Net assets
Accumulation units	$ 99,147	$ 21	$ 1,441	$ 12,454	$ 9,850
Contracts in payout (annuitization)	1,169	-	-	327	-
Total net assets	$ 100,316	$ 21	$ 1,441	$ 12,781	$ 9,850

Total number of mutual fund shares	6,696,694	2,466	171,311	802,301	948,929

Cost of mutual fund shares	$ 104,568	$ 18	$ 1,401	$ 13,584	$ 11,718

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING Index
	Solution 2015	Solution 2025	Solution 2035	Solution 2045	Solution Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Adviser Class	Adviser Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 177	$ 667	$ 350	$ 141	$ 59
Total assets	177	667	350	141	59
Net assets	$ 177	$ 667	$ 350	$ 141	$ 59

Net assets
Accumulation units	$ 177	$ 667	$ 350	$ 141	$ 59
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 177	$ 667	$ 350	$ 141	$ 59

Total number of mutual fund shares	18,148	71,266	38,239	15,789	5,744

Cost of mutual fund shares	$ 168	$ 585	$ 291	$ 124	$ 54

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

			ING Legg	ING Legg	ING Legg
			Mason Partners	Mason Partners	Mason Partners
	ING JPMorgan	ING JPMorgan	Aggressive	Aggressive	Aggressive
	Mid Cap Value	Mid Cap Value	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 292	$ 26,549	$ 109	$ 102,928	$ 151
Total assets	292	26,549	109	102,928	151
Net assets	$ 292	$ 26,549	$ 109	$ 102,928	$ 151

Net assets
Accumulation units	$ 292	$ 25,787	$ 109	$ 102,794	$ 151
Contracts in payout (annuitization)	-	762	-	134	-
Total net assets	$ 292	$ 26,549	$ 109	$ 102,928	$ 151

Total number of mutual fund shares	25,815	2,335,035	2,930	2,648,691	3,958

Cost of mutual fund shares	$ 322	$ 32,576	$ 83	$ 101,422	$ 158

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

				ING	ING
	ING	ING	ING	Oppenheimer	Oppenheimer
	Oppenheimer	Oppenheimer	Oppenheimer	Strategic	Strategic
	Global	Global	Global	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 383	$ 549,793	$ 486	$ 239	$ 132,935
Total assets	383	549,793	486	239	132,935
Net assets	$ 383	$ 549,793	$ 486	$ 239	$ 132,935

Net assets
Accumulation units	$ 383	$ 547,017	$ 486	$ 239	$ 127,155
Contracts in payout (annuitization)	-	2,776	-	-	5,780
Total net assets	$ 383	$ 549,793	$ 486	$ 239	$ 132,935

Total number of mutual fund shares	32,415	45,176,056	41,029	22,871	12,684,657

Cost of mutual fund shares	$ 360	$ 571,262	$ 553	$ 226	$ 132,053

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING
Oppenheimer
	Strategic	ING PIMCO	ING PIMCO	ING Pioneer	ING Pioneer
	Income	Total Return	Total Return	High Yield	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 609	$ 1,215	$ 175,181	$ 13,508	$ 181
Total assets	609	1,215	175,181	13,508	181
Net assets	$ 609	$ 1,215	$ 175,181	$ 13,508	$ 181

Net assets
Accumulation units	$ 597	$ 1,215	$ 166,533	$ 12,428	$ 181
Contracts in payout (annuitization)	12	-	8,648	1,080	-
Total net assets	$ 609	$ 1,215	$ 175,181	$ 13,508	$ 181

Total number of mutual fund shares	57,954	106,016	15,127,917	1,344,067	17,985

Cost of mutual fund shares	$ 532	$ 1,192	$ 171,975	$ 11,736	$ 169

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 14,444	$ 44,359	$ 18,118	$ 64,506	$ 16,062
Total assets	14,444	44,359	18,118	64,506	16,062
Net assets	$ 14,444	$ 44,359	$ 18,118	$ 64,506	$ 16,062

Net assets
Accumulation units	$ 14,444	$ 44,359	$ 18,118	$ 64,506	$ 16,062
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 14,444	$ 44,359	$ 18,118	$ 64,506	$ 16,062

Total number of mutual fund shares	1,434,359	4,361,757	1,845,059	6,496,082	1,622,445

Cost of mutual fund shares	$ 15,571	$ 47,447	$ 20,095	$ 69,685	$ 17,752

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING Solution
				Growth and	ING Solution
	ING Solution	ING Solution	ING Solution	Income	Growth
	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 52,312	$ 11,165	$ 36,075	$ 1,529	$ 737
Total assets	52,312	11,165	36,075	1,529	737
Net assets	$ 52,312	$ 11,165	$ 36,075	$ 1,529	$ 737

Net assets
Accumulation units	$ 52,312	$ 11,165	$ 36,075	$ 1,529	$ 737
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 52,312	$ 11,165	$ 36,075	$ 1,529	$ 737

Total number of mutual fund shares	5,225,929	1,127,754	3,607,451	168,197	89,153

Cost of mutual fund shares	$ 55,795	$ 12,530	$ 38,165	$ 1,349	$ 646

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe	ING T. Rowe
			Price	Price	Price
	ING Solution	ING Solution	Diversified Mid	Diversified Mid	Diversified Mid
	Income	Income	Cap Growth	Cap Growth	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 8,576	$ 9,378	$ 313	$ 281,756	$ 368
Total assets	8,576	9,378	313	281,756	368
Net assets	$ 8,576	$ 9,378	$ 313	$ 281,756	$ 368

Net assets
Accumulation units	$ 8,576	$ 9,378	$ 313	$ 280,791	$ 368
Contracts in payout (annuitization)	-	-	-	965	-
Total net assets	$ 8,576	$ 9,378	$ 313	$ 281,756	$ 368

Total number of mutual fund shares	837,481	906,066	48,431	41,990,524	55,806

Cost of mutual fund shares	$ 9,133	$ 9,657	$ 344	$ 320,521	$ 372

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Growth	Price Growth	Price Growth	ING Templeton	ING Templeton
	Equity	Equity	Equity	Foreign Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 1,070	$ 200,867	$ 1,598	$ 215	$ 94,024
Total assets	1,070	200,867	1,598	215	94,024
Net assets	$ 1,070	$ 200,867	$ 1,598	$ 215	$ 94,024

Net assets
Accumulation units	$ 1,070	$ 199,622	$ 1,598	$ 215	$ 91,676
Contracts in payout (annuitization)	-	1,245	-	-	2,348
Total net assets	$ 1,070	$ 200,867	$ 1,598	$ 215	$ 94,024

Total number of mutual fund shares	23,286	4,305,833	34,536	20,788	9,040,731

Cost of mutual fund shares	$ 1,168	$ 196,554	$ 1,706	$ 229	$ 114,294

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

				ING UBS U.S.	ING UBS U.S.
	ING Templeton	ING Thornburg	ING Thornburg	Large Cap	Large Cap
	Foreign Equity	Value	Value	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 57	$ 429	$ 89,807	$ 77	$ 76,337
Total assets	57	429	89,807	77	76,337
Net assets	$ 57	$ 429	$ 89,807	$ 77	$ 76,337

Net assets
Accumulation units	$ 57	$ 429	$ 88,780	$ 77	$ 75,802
Contracts in payout (annuitization)	-	-	1,027	-	535
Total net assets	$ 57	$ 429	$ 89,807	$ 77	$ 76,337

Total number of mutual fund shares	5,541	15,038	3,077,688	9,690	9,471,076

Cost of mutual fund shares	$ 50	$ 483	$ 83,896	$ 78	$ 80,077

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING UBS U.S.	ING Van	ING Van	ING Van	ING Van
	Large Cap	Kampen	Kampen	Kampen Equity	Kampen Equity
	Equity	Comstock	Comstock	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 10	$ 284	$ 51,283	$ 492	$ 240,779
Total assets	10	284	51,283	492	240,779
Net assets	$ 10	$ 284	$ 51,283	$ 492	$ 240,779

Net assets
Accumulation units	$ 10	$ 284	$ 49,905	$ 492	$ 237,209
Contracts in payout (annuitization)	-	-	1,378	-	3,570
Total net assets	$ 10	$ 284	$ 51,283	$ 492	$ 240,779

Total number of mutual fund shares	1,275	31,885	5,723,599	16,053	7,759,541

Cost of mutual fund shares	$ 12	$ 325	$ 65,082	$ 525	$ 259,394

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Van		ING Strategic	ING Strategic	ING Strategic
	Kampen Equity		Allocation	Allocation	Allocation
	and Income	ING Growth	Conservative	Growth	Moderate
	Portfolio -	and Income	Portfolio -	Portfolio -	Portfolio -
	Service Class	Fund - Class A	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 149	$ 129	$ 29,313	$ 60,353	$ 56,060
Total assets	149	129	29,313	60,353	56,060
Net assets	$ 149	$ 129	$ 29,313	$ 60,353	$ 56,060

Net assets
Accumulation units	$ 149	$ 129	$ 28,627	$ 59,663	$ 55,025
Contracts in payout (annuitization)	-	-	686	690	1,035
Total net assets	$ 149	$ 129	$ 29,313	$ 60,353	$ 56,060

Total number of mutual fund shares	4,833	12,385	2,991,172	6,427,358	5,851,766

Cost of mutual fund shares	$ 151	$ 104	$ 34,801	$ 79,694	$ 72,290

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Growth	ING Growth	ING Growth
	and Income	and Income	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class A	Class I	Class S	Series 5	Series 6
Assets
Investments in mutual funds
at fair value	$ 403	$ 1,084,132	$ 884	$ 420	$ 1,981
Total assets	403	1,084,132	884	420	1,981
Net assets	$ 403	$ 1,084,132	$ 884	$ 420	$ 1,981

Net assets
Accumulation units	$ 403	$ 996,276	$ 884	$ 420	$ 1,981
Contracts in payout (annuitization)	-	87,856	-	-	-
Total net assets	$ 403	$ 1,084,132	$ 884	$ 420	$ 1,981

Total number of mutual fund shares	20,856	55,825,540	45,837	54,152	244,317

Cost of mutual fund shares	$ 396	$ 1,369,720	$ 878	$ 518	$ 2,361

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 7	Series 8	Series 9	Series 10	Series 11
Assets
Investments in mutual funds
at fair value	$ 1,715	$ 350	$ 141	$ 68	$ 31
Total assets	1,715	350	141	68	31
Net assets	$ 1,715	$ 350	$ 141	$ 68	$ 31

Net assets
Accumulation units	$ 1,715	$ 350	$ 141	$ 68	$ 31
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,715	$ 350	$ 141	$ 68	$ 31

Total number of mutual fund shares	217,026	44,090	17,917	8,508	3,926

Cost of mutual fund shares	$ 2,067	$ 405	$ 171	$ 82	$ 37

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

ING BlackRock
Science and
	Technology	ING Index Plus	ING Index Plus	ING Index Plus	ING Index Plus
	Opportunities	LargeCap	LargeCap	MidCap	MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 42,053	$ 283,441	$ 375	$ 274,072	$ 472
Total assets	42,053	283,441	375	274,072	472
Net assets	$ 42,053	$ 283,441	$ 375	$ 274,072	$ 472

Net assets
Accumulation units	$ 42,053	$ 280,239	$ 375	$ 272,736	$ 472
Contracts in payout (annuitization)	-	3,202	-	1,336	-
Total net assets	$ 42,053	$ 283,441	$ 375	$ 274,072	$ 472

Total number of mutual fund shares	8,393,799	22,821,346	30,375	21,328,524	37,099

Cost of mutual fund shares	$ 36,777	$ 302,031	$ 434	$ 346,896	$ 485

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

			ING	ING	ING
	ING Index Plus	ING Index Plus	International	International	Opportunistic
	SmallCap	SmallCap	Index	Index	Large Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S	Class I
Assets
Investments in mutual funds
at fair value	$ 103,515	$ 122	$ 19,407	$ 19	$ 82,042
Total assets	103,515	122	19,407	19	82,042
Net assets	$ 103,515	$ 122	$ 19,407	$ 19	$ 82,042

Net assets
Accumulation units	$ 102,853	$ 122	$ 18,805	$ 19	$ 81,773
Contracts in payout (annuitization)	662	-	602	-	269
Total net assets	$ 103,515	$ 122	$ 19,407	$ 19	$ 82,042

Total number of mutual fund shares	8,985,647	10,693	2,363,807	2,269	8,546,089

Cost of mutual fund shares	$ 135,948	$ 100	$ 17,840	$ 17	$ 89,573

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Large Cap	Large Cap	Large Cap
	Growth Index	Growth Index	Index	Value Index	Value Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 2,772	$ 353	$ 9,692	$ 79	$ 1,952
Total assets	2,772	353	9,692	79	1,952
Net assets	$ 2,772	$ 353	$ 9,692	$ 79	$ 1,952

Net assets
Accumulation units	$ 2,572	$ 353	$ 9,692	$ 79	$ 1,952
Contracts in payout (annuitization)	200	-	-	-	-
Total net assets	$ 2,772	$ 353	$ 9,692	$ 79	$ 1,952

Total number of mutual fund shares	215,913	27,538	1,086,542	6,212	154,406

Cost of mutual fund shares	$ 2,397	$ 302	$ 8,010	$ 71	$ 1,721

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	ING Russell™		ING Russell™
	Mid Cap	ING Russell™	Small Cap	ING Small	ING Small
	Growth Index	Mid Cap Index	Index	Company	Company
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 3,049	$ 3,562	$ 1,962	$ 107,672	$ 118
Total assets	3,049	3,562	1,962	107,672	118
Net assets	$ 3,049	$ 3,562	$ 1,962	$ 107,672	$ 118

Net assets
Accumulation units	$ 3,049	$ 3,562	$ 1,962	$ 106,272	$ 118
Contracts in payout (annuitization)	-	-	-	1,400	-
Total net assets	$ 3,049	$ 3,562	$ 1,962	$ 107,672	$ 118

Total number of mutual fund shares	232,239	383,429	199,952	7,265,299	8,061

Cost of mutual fund shares	$ 2,709	$ 2,687	$ 1,613	$ 132,435	$ 120

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

		ING	ING
	ING U.S. Bond	International	International	ING MidCap	ING MidCap
	Index	Value	Value	Opportunities	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 3,932	$ 105,099	$ 283	$ 12,935	$ 276
Total assets	3,932	105,099	283	12,935	276
Net assets	$ 3,932	$ 105,099	$ 283	$ 12,935	$ 276

Net assets
Accumulation units	$ 3,932	$ 102,215	$ 283	$ 12,935	$ 276
Contracts in payout (annuitization)	-	2,884	-	-	-
Total net assets	$ 3,932	$ 105,099	$ 283	$ 12,935	$ 276

Total number of mutual fund shares	378,481	12,423,099	32,901	1,432,434	31,133

Cost of mutual fund shares	$ 3,875	$ 155,457	$ 337	$ 12,565	$ 252

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Janus Aspen
			Janus Aspen	Series	Janus Aspen
	ING SmallCap	ING SmallCap	Series Balanced	Enterprise	Series Flexible
	Opportunities	Opportunities	Portfolio -	Portfolio -	Bond Portfolio -
	Portfolio -	Portfolio -	Institutional	Institutional	Institutional
	Class I	Class S	Shares	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 11,898	$ 60	$ 261	$ 327	$ 62
Total assets	11,898	60	261	327	62
Net assets	$ 11,898	$ 60	$ 261	$ 327	$ 62

Net assets
Accumulation units	$ 11,898	$ 60	$ 261	$ 327	$ 62
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 11,898	$ 60	$ 261	$ 327	$ 62

Total number of mutual fund shares	739,939	3,824	9,718	10,606	4,971

Cost of mutual fund shares	$ 13,227	$ 56	$ 267	$ 366	$ 57

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Janus Aspen
	Janus Aspen	Series
	Series Janus	Worldwide	Lazard U.S.		Loomis Sayles
	Portfolio -	Portfolio -	Mid Cap Equity		Small Cap
	Institutional	Institutional	Portfolio - Open	LKCM Aquinas	Value Fund -
	Shares	Shares	Shares	Growth Fund	Retail Class
Assets
Investments in mutual funds
at fair value	$ 84	$ 172	$ 1,162	$ 269	$ 2,518
Total assets	84	172	1,162	269	2,518
Net assets	$ 84	$ 172	$ 1,162	$ 269	$ 2,518

Net assets
Accumulation units	$ 84	$ 172	$ 1,162	$ 269	$ 2,518
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 84	$ 172	$ 1,162	$ 269	$ 2,518

Total number of mutual fund shares	3,908	6,566	114,132	18,882	118,591

Cost of mutual fund shares	$ 93	$ 203	$ 1,084	$ 260	$ 2,023

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

			Lord Abbett		Morgan Stanley
	Lord Abbett	Lord Abbett	Series Fund -	Massachusetts	U.S. Small Cap
	Mid-Cap Value	Small-Cap	Mid-Cap Value	Investors	Value
	Fund, Inc. -	Value Fund -	Portfolio - Class	Growth Stock	Portfolio -
	Class A	Class A	VC	Fund - Class A	Class I
Assets
Investments in mutual funds
at fair value	$ 1,054	$ 1,330	$ 88,200	$ 297	$ 1,746
Total assets	1,054	1,330	88,200	297	1,746
Net assets	$ 1,054	$ 1,330	$ 88,200	$ 297	$ 1,746

Net assets
Accumulation units	$ 1,054	$ 1,330	$ 87,424	$ 297	$ 1,746
Contracts in payout (annuitization)	-	-	776	-	-
Total net assets	$ 1,054	$ 1,330	$ 88,200	$ 297	$ 1,746

Total number of mutual fund shares	80,197	53,427	6,656,630	22,123	84,200

Cost of mutual fund shares	$ 1,394	$ 1,481	$ 127,351	$ 288	$ 1,397

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Neuberger
	Berman Socially			Oppenheimer	Oppenheimer
	Responsive	New Perspective	New Perspective	Capital	Developing
	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -	Appreciation	Markets Fund -
	Class	Class R-3	Class R-4	Fund - Class A	Class A
Assets
Investments in mutual funds
at fair value	$ 3,772	$ 3,881	$ 59,419	$ 538	$ 241,957
Total assets	3,772	3,881	59,419	538	241,957
Net assets	$ 3,772	$ 3,881	$ 59,419	$ 538	$ 241,957

Net assets
Accumulation units	$ 3,772	$ 3,881	$ 59,419	$ 538	$ 241,957
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 3,772	$ 3,881	$ 59,419	$ 538	$ 241,957

Total number of mutual fund shares	264,496	153,631	2,338,424	13,463	8,412,970

Cost of mutual fund shares	$ 3,795	$ 4,257	$ 64,408	$ 548	$ 247,924

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Oppenheimer
	Oppenheimer	Oppenheimer	Main Street	Oppenheimer	Oppenheimer
	Global	Main Street	Small Cap	MidCap	Strategic Bond
	Securities/VA	Fund®/VA	Fund®/VA	Fund/VA	Fund/VA
Assets
Investments in mutual funds
at fair value	$ 273	$ 72	$ 8,067	$ 15	$ 104
Total assets	273	72	8,067	15	104
Net assets	$ 273	$ 72	$ 8,067	$ 15	$ 104

Net assets
Accumulation units	$ 273	$ -	$ 8,067	$ -	$ 104
Contracts in payout (annuitization)	-	72	-	15	-
Total net assets	$ 273	$ 72	$ 8,067	$ 15	$ 104

Total number of mutual fund shares	10,299	3,976	560,217	400	19,541

Cost of mutual fund shares	$ 313	$ 88	$ 8,733	$ 22	$ 101

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

		PIMCO Real		Pioneer
		Return		Emerging	Pioneer High
		Portfolio -	Pioneer High	Markets VCT	Yield VCT
	Pax World	Administrative	Yield Fund -	Portfolio -	Portfolio -
	Balanced Fund	Class	Class A	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 54,186	$ 112,730	$ 4,675	$ 27,443	$ 19,842
Total assets	54,186	112,730	4,675	27,443	19,842
Net assets	$ 54,186	$ 112,730	$ 4,675	$ 27,443	$ 19,842

Net assets
Accumulation units	$ 54,186	$ 112,730	$ 4,675	$ 27,443	$ 19,842
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 54,186	$ 112,730	$ 4,675	$ 27,443	$ 19,842

Total number of mutual fund shares	2,670,557	9,061,879	512,607	1,003,786	2,082,007

Cost of mutual fund shares	$ 62,469	$ 113,091	$ 4,759	$ 30,342	$ 20,490
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

		RiverSource®	RiverSource®
	Premier VIT	Diversified	Diversified
	OpCap Mid	Equity Income	Equity Income	SMALLCAP	T. Rowe Price
	Cap Portfolio -	Fund -	Fund -	World Fund® -	Mid-Cap Value
	Class I	Class R-3	Class R-4	Class R-4	Fund - R Class
Assets
Investments in mutual funds
at fair value	$ 7,301	$ 233	$ 3,222	$ 2,698	$ 999
Total assets	7,301	233	3,222	2,698	999
Net assets	$ 7,301	$ 233	$ 3,222	$ 2,698	$ 999

Net assets
Accumulation units	$ 7,301	$ 233	$ 3,222	$ 2,698	$ 999
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 7,301	$ 233	$ 3,222	$ 2,698	$ 999

Total number of mutual fund shares	611,985	26,496	365,711	86,102	48,848

Cost of mutual fund shares	$ 6,448	$ 216	$ 2,680	$ 2,245	$ 1,068

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Van Kampen
	T. Rowe Price	Templeton	Templeton	Small Cap
	Value Fund -	Foreign Fund -	Global Bond	Value Fund -	Diversified
	Advisor Class	Class A	Fund - Class A	Class A	Value Portfolio
Assets
Investments in mutual funds
at fair value	$ 109	$ 1,146	$ 155,610	$ 72	$ 84
Total assets	109	1,146	155,610	72	84
Net assets	$ 109	$ 1,146	$ 155,610	$ 72	$ 84

Net assets
Accumulation units	$ 109	$ 1,146	$ 155,610	$ 72	$ 84
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 109	$ 1,146	$ 155,610	$ 72	$ 84

Total number of mutual fund shares	5,358	175,008	12,233,526	5,023	7,277

Cost of mutual fund shares	$ 114	$ 1,378	$ 141,313	$ 67	$ 100

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

Small Company
	Equity Income	Growth	Wanger
	Portfolio	Portfolio	International	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$ 225	$ 93	$ 14,434	$ 68,682	$ 24,191
Total assets	225	93	14,434	68,682	24,191
Net assets	$ 225	$ 93	$ 14,434	$ 68,682	$ 24,191

Net assets
Accumulation units	$ 225	$ 93	$ 14,434	$ 68,682	$ 24,191
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 225	$ 93	$ 14,434	$ 68,682	$ 24,191

Total number of mutual fund shares	16,998	6,916	486,321	2,979,682	881,258

Cost of mutual fund shares	$ 269	$ 112	$ 14,463	$ 73,643	$ 27,147

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2009
(Dollars in thousands)

	Washington	Washington	Wells Fargo
	Mutual	Mutual	Advantage
	Investors	Investors	Small Cap
	FundSM, Inc. -	FundSM, Inc. -	Value Fund -
	Class R-3	Class R-4	Class A
Assets
Investments in mutual funds
at fair value	$ 4,173	$ 74,999	$ 88
Total assets	4,173	74,999	88
Net assets	$ 4,173	$ 74,999	$ 88

Net assets
Accumulation units	$ 4,173	$ 74,999	$ 88
Contracts in payout (annuitization)	-	-	-
Total net assets	$ 4,173	$ 74,999	$ 88

Total number of mutual fund shares	170,239	3,053,707	3,269

Cost of mutual fund shares	$ 5,080	$ 91,249	$ 89

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				AIM V.I.
			AIM Global	Capital
	AIM Mid Cap	AIM Small Cap	Health Care	Appreciation	AIM V.I. Core
	Core Equity	Growth Fund -	Fund - Investor	Fund - Series I	Equity Fund -
	Fund - Class A	Class A	Class	Shares	Series I Shares
Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ -	$ 118	$ 630
Total investment income	2	-	-	118	630
Expenses:
Mortality, expense risk and
other charges	9	-	1	188	341
Total expenses	9	-	1	188	341
Net investment income (loss)	(7)	-	(1)	(70)	289

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(69)	-	(18)	(406)	483
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(69)	-	(18)	(406)	483
Net unrealized appreciation
(depreciation) of investments	343	8	51	3,925	7,409
Net realized and unrealized gain (loss)
on investments	274	8	33	3,519	7,892
Net increase (decrease) in net assets
resulting from operations	$ 267	$ 8	$ 32	$ 3,449	$ 8,181

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

					Allianz NFJ
		AllianceBernstein	AllianceBernstein		Large-Cap
		Growth and	Growth and	Allianz NFJ	Value Fund -
	Alger Green	Income Fund, Inc. -	Income Portfolio -	Dividend Value	Institutional
	Fund - Class A	Class A	Class A	Fund - Class A	Class
Net investment income (loss)
Income:
Dividends	$ -	$ 2	$ 16	$ 2	$ 27
Total investment income	-	2	16	2	27
Expenses:
Mortality, expense risk and
other charges	2	2	5	1	-
Total expenses	2	2	5	1	-
Net investment income (loss)	(2)	-	11	1	27

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	(19)	(111)	-	(127)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	8	(19)	(111)	-	(127)
Net unrealized appreciation
(depreciation) of investments	77	50	175	13	292
Net realized and unrealized gain (loss)
on investments	85	31	64	13	165
Net increase (decrease) in net assets
resulting from operations	$ 83	$ 31	$ 75	$ 14	$ 192

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

					American
					Century
	Allianz NFJ			American	Inflation-
	Small-Cap			Balanced	Adjusted Bond
	Value Fund -	Amana Growth	Amana Income	Fund® -	Fund - Investor
	Class A	Fund	Fund	Class R-3	Class
Net investment income (loss)
Income:
Dividends	$ 10	$ -	$ 64	$ 122	$ 139
Total investment income	10	-	64	122	139
Expenses:
Mortality, expense risk and
other charges	5	14	27	36	25
Total expenses	5	14	27	36	25
Net investment income (loss)	5	(14)	37	86	114

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(23)	16	24	(94)	29
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(23)	16	24	(94)	29
Net unrealized appreciation
(depreciation) of investments	121	518	776	955	53
Net realized and unrealized gain (loss)
on investments	98	534	800	861	82
Net increase (decrease) in net assets
resulting from operations	$ 103	$ 520	$ 837	$ 947	$ 196

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

					BlackRock Mid
	American			Artisan	Cap Value
	Century Income	Ariel		International	Opportunities
	& Growth	Appreciation		Fund - Investor	Fund - Investor
	Fund - A Class	Fund	Ariel Fund	Shares	A Shares
Net investment income (loss)
Income:
Dividends	$ 77	$ 1	$ -	$ 21	$ -
Total investment income	77	1	-	21	-
Expenses:
Mortality, expense risk and
other charges	39	5	10	9	1
Total expenses	39	5	10	9	1
Net investment income (loss)	38	(4)	(10)	12	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(229)	(93)	(132)	27	3
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(229)	(93)	(132)	27	3
Net unrealized appreciation
(depreciation) of investments	848	375	599	290	16
Net realized and unrealized gain (loss)
on investments	619	282	467	317	19
Net increase (decrease) in net assets
resulting from operations	$ 657	$ 278	$ 457	$ 329	$ 18

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

			Capital World
	The Bond Fund	Calvert Social	Growth &	ColumbiaSM	Columbia Mid
	of AmericaSM,	Balanced	Income FundSM,	Acorn Fund® -	Cap Value
	Inc. - Class R-4	Portfolio	Inc. - Class R-3	Class Z	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ 173	$ 836	$ -	$ 5	$ 19
Total investment income	173	836	-	5	19
Expenses:
Mortality, expense risk and
other charges	40	388	-	-	18
Total expenses	40	388	-	-	18
Net investment income (loss)	133	448	-	5	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(38)	(1,348)	-	(101)	(75)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(38)	(1,348)	-	(101)	(75)
Net unrealized appreciation
(depreciation) of investments	410	9,120	-	666	724
Net realized and unrealized gain (loss)
on investments	372	7,772	-	565	649
Net increase (decrease) in net assets
resulting from operations	$ 505	$ 8,220	$ -	$ 570	$ 650

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				Eaton Vance
	Columbia Mid	CRM Mid Cap	DWS Equity	Large-Cap	EuroPacific
	Cap Value	Value Fund -	500 Index	Value Fund -	Growth Fund®
	Fund - Class Z	Investor Shares	Fund - Class S	Class R	- Class R-3
Net investment income (loss)
Income:
Dividends	$ 10	$ -	$ 4	$ -	$ 166
Total investment income	10	-	4	-	166
Expenses:
Mortality, expense risk and
other charges	-	-	2	-	50
Total expenses	-	-	2	-	50
Net investment income (loss)	10	-	2	-	116

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(161)	-	(8)	-	(382)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(161)	-	(8)	-	(382)
Net unrealized appreciation
(depreciation) of investments	439	4	55	-	3,283
Net realized and unrealized gain (loss)
on investments	278	4	47	-	2,901
Net increase (decrease) in net assets
resulting from operations	$ 288	$ 4	$ 49	$ -	$ 3,017

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

			Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	EuroPacific	Evergreen	Equity-Income	Growth	High Income
	Growth Fund®	Special Values	Portfolio -	Portfolio -	Portfolio -
	- Class R-4	Fund - Class A	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 4,025	$ 296	$ 5,236	$ 754	$ 644
Total investment income	4,025	296	5,236	754	644
Expenses:
Mortality, expense risk and
other charges	1,739	685	2,168	1,655	71
Total expenses	1,739	685	2,168	1,655	71
Net investment income (loss)	2,286	(389)	3,068	(901)	573

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,370)	(4,393)	(12,958)	(15,463)	(594)
Capital gains distributions	-	-	-	148	-
Total realized gain (loss) on investments
and capital gains distributions	(1,370)	(4,393)	(12,958)	(15,315)	(594)
Net unrealized appreciation
(depreciation) of investments	62,717	23,251	68,342	57,323	2,477
Net realized and unrealized gain (loss)
on investments	61,347	18,858	55,384	42,008	1,883
Net increase (decrease) in net assets
resulting from operations	$ 63,633	$ 18,469	$ 58,452	$ 41,107	$ 2,456

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

					Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Asset
	Overseas	Contrafund®	Index 500	Mid Cap	ManagerSM
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 676	$ 11,606	$ 2,114	$ 80	$ 429
Total investment income	676	11,606	2,114	80	429
Expenses:
Mortality, expense risk and
other charges	297	7,574	801	-	170
Total expenses	297	7,574	801	-	170
Net investment income (loss)	379	4,032	1,313	80	259

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,691)	(27,183)	(1,788)	(553)	(266)
Capital gains distributions	99	232	1,711	61	30
Total realized gain (loss) on investments
and capital gains distributions	(1,592)	(26,951)	(77)	(492)	(236)
Net unrealized appreciation
(depreciation) of investments	8,368	269,736	18,108	4,038	4,242
Net realized and unrealized gain (loss)
on investments	6,776	242,785	18,031	3,546	4,006
Net increase (decrease) in net assets
resulting from operations	$ 7,155	$ 246,817	$ 19,344	$ 3,626	$ 4,265

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		Franklin Small-	Franklin Small
	Mutual Global	Mid Cap	Cap Value	Fundamental	Fundamental
	Discovery	Growth Fund -	Securities	InvestorsSM,	InvestorsSM,
	Fund - Class R	Class A	Fund - Class 2	Inc. - Class R-3	Inc. - Class R-4
Net investment income (loss)
Income:
Dividends	$ 24	$ -	$ 1,162	$ 2	$ 244
Total investment income	24	-	1,162	2	244
Expenses:
Mortality, expense risk and
other charges	18	4	635	1	135
Total expenses	18	4	635	1	135
Net investment income (loss)	6	(4)	527	1	109

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(42)	(95)	(2,570)	5	(171)
Capital gains distributions	1	-	3,200	-	-
Total realized gain (loss) on investments
and capital gains distributions	(41)	(95)	630	5	(171)
Net unrealized appreciation
(depreciation) of investments	577	255	17,388	47	4,447
Net realized and unrealized gain (loss)
on investments	536	160	18,018	52	4,276
Net increase (decrease) in net assets
resulting from operations	$ 542	$ 156	$ 18,545	$ 53	$ 4,385

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	The Growth	The Growth	The Income
	Fund of	Fund of	Fund of	ING Balanced	ING Financial
	America® -	America® -	America® -	Portfolio -	Services Fund -
	Class R-3	Class R-4	Class R-3	Class I	Class A
Net investment income (loss)
Income:
Dividends	$ 91	$ 2,286	$ 74	$ 14,639	$ -
Total investment income	91	2,286	74	14,639	-
Expenses:
Mortality, expense risk and
other charges	84	2,030	12	3,390	-
Total expenses	84	2,030	12	3,390	-
Net investment income (loss)	7	256	62	11,249	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(202)	(1,129)	(230)	(27,508)	(112)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(202)	(1,129)	(230)	(27,508)	(112)
Net unrealized appreciation
(depreciation) of investments	3,954	67,468	517	70,457	91
Net realized and unrealized gain (loss)
on investments	3,752	66,339	287	42,949	(21)
Net increase (decrease) in net assets
resulting from operations	$ 3,759	$ 66,595	$ 349	$ 54,198	$ (21)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

			ING	ING	ING
		ING GNMA	Intermediate	Intermediate	Intermediate
	ING Real Estate	Income Fund -	Bond Fund -	Bond Portfolio -	Bond Portfolio -
	Fund - Class A	Class A	Class A	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 56	$ 159	$ 228	$ 24,180	$ 20
Total investment income	56	159	228	24,180	20
Expenses:
Mortality, expense risk and
other charges	9	29	22	3,461	1
Total expenses	9	29	22	3,461	1
Net investment income (loss)	47	130	206	20,719	19

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(523)	23	(145)	(6,552)	(7)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(523)	23	(145)	(6,552)	(7)
Net unrealized appreciation
(depreciation) of investments	853	(3)	341	21,042	25
Net realized and unrealized gain (loss)
on investments	330	20	196	14,490	18
Net increase (decrease) in net assets
resulting from operations	$ 377	$ 150	$ 402	$ 35,209	$ 37

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

			ING BlackRock
	ING		Large Cap	ING BlackRock	ING BlackRock
	AllianceBernstein	ING Artio	Growth	Large Cap	Large Cap
	Mid Cap Growth	Foreign	Portfolio -	Growth	Growth
	Portfolio - Service	Portfolio -	Institutional	Portfolio -	Portfolio -
	Class	Service Class	Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ -	$ 1,212	$ 411	$ -	$ -
Total investment income	-	1,212	411	-	-
Expenses:
Mortality, expense risk and
other charges	12	338	702	1	-
Total expenses	12	338	702	1	-
Net investment income (loss)	(12)	874	(291)	(1)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,380)	(3,622)	(4,578)	(31)	(38)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,380)	(3,622)	(4,578)	(31)	(38)
Net unrealized appreciation
(depreciation) of investments	1,897	9,043	22,883	60	79
Net realized and unrealized gain (loss)
on investments	517	5,421	18,305	29	41
Net increase (decrease) in net assets
resulting from operations	$ 505	$ 6,295	$ 18,014	$ 28	$ 41

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Clarion
	Global Real	ING Clarion
	Estate	Real Estate	ING Clarion	ING Evergreen	ING Evergreen
	Portfolio -	Portfolio -	Real Estate	Health Sciences	Omega
	Institutional	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1,060	$ 35	$ 763	$ -	$ 1
Total investment income	1,060	35	763	-	1
Expenses:
Mortality, expense risk and
other charges	368	7	158	71	1
Total expenses	368	7	158	71	1
Net investment income (loss)	692	28	605	(71)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,889)	(784)	(6,174)	(464)	38
Capital gains distributions	-	19	466	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1,889)	(765)	(5,708)	(464)	38
Net unrealized appreciation
(depreciation) of investments	13,526	916	12,068	2,060	63
Net realized and unrealized gain (loss)
on investments	11,637	151	6,360	1,596	101
Net increase (decrease) in net assets
resulting from operations	$ 12,329	$ 179	$ 6,965	$ 1,525	$ 101

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

					ING Index Plus
		ING Global			International
	ING FMRSM	Resources	ING Global	ING Growth	Equity
	Diversified Mid	Portfolio -	Resources	and Income	Portfolio -
	Cap Portfolio -	Institutional	Portfolio -	Portfolio II -	Institutional
	Service Class	Class	Service Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 166	$ -	$ 275	$ 51	$ 806
Total investment income	166	-	275	51	806
Expenses:
Mortality, expense risk and
other charges	271	-	857	10	65
Total expenses	271	-	857	10	65
Net investment income (loss)	(105)	-	(582)	41	741

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(398)	(4)	(4,671)	(1,077)	(11,721)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(398)	(4)	(4,671)	(1,077)	(11,721)
Net unrealized appreciation
(depreciation) of investments	10,796	12	32,959	1,322	13,089
Net realized and unrealized gain (loss)
on investments	10,398	8	28,288	245	1,368
Net increase (decrease) in net assets
resulting from operations	$ 10,293	$ 8	$ 27,706	$ 286	$ 2,109

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				ING JPMorgan
	ING Index Plus		ING JPMorgan	Emerging	ING JPMorgan
	International	ING Janus	Emerging	Markets Equity	Emerging
	Equity	Contrarian	Markets Equity	Portfolio -	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Adviser Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 196	$ 58	$ 3	$ 419	$ 300
Total investment income	196	58	3	419	300
Expenses:
Mortality, expense risk and
other charges	18	63	1	255	224
Total expenses	18	63	1	255	224
Net investment income (loss)	178	(5)	2	164	76

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,983)	(2,177)	(61)	(228)	(1,111)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,983)	(2,177)	(61)	(228)	(1,111)
Net unrealized appreciation
(depreciation) of investments	3,363	5,433	225	13,759	12,562
Net realized and unrealized gain (loss)
on investments	380	3,256	164	13,531	11,451
Net increase (decrease) in net assets
resulting from operations	$ 558	$ 3,251	$ 166	$ 13,695	$ 11,527

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ING JPMorgan		ING Lord
	ING JPMorgan	Value	ING JPMorgan	Abbett	ING Lord
	Small Cap Core	Opportunities	Value	Affiliated	Abbett
	Equity	Portfolio -	Opportunities	Portfolio -	Affiliated
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 13	$ 3	$ 84	$ 738	$ 5
Total investment income	13	3	84	738	5
Expenses:
Mortality, expense risk and
other charges	25	-	7	677	4
Total expenses	25	-	7	677	4
Net investment income (loss)	(12)	3	77	61	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(308)	(22)	(713)	(8,357)	(54)
Capital gains distributions	67	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(241)	(22)	(713)	(8,357)	(54)
Net unrealized appreciation
(depreciation) of investments	1,026	19	807	20,444	157
Net realized and unrealized gain (loss)
on investments	785	(3)	94	12,087	103
Net increase (decrease) in net assets
resulting from operations	$ 773	$ -	$ 171	$ 12,148	$ 104

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Marsico		ING Marsico	ING Marsico
	Growth	ING Marsico	International	International	ING MFS Total
	Portfolio -	Growth	Opportunities	Opportunities	Return
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Adviser Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 74	$ 2	$ -	$ 90	$ 18
Total investment income	74	2	-	90	18
Expenses:
Mortality, expense risk and
other charges	58	2	-	71	3
Total expenses	58	2	-	71	3
Net investment income (loss)	16	-	-	19	15

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(468)	(76)	(12)	(1,426)	(65)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(468)	(76)	(12)	(1,426)	(65)
Net unrealized appreciation
(depreciation) of investments	2,048	147	36	3,630	183
Net realized and unrealized gain (loss)
on investments	1,580	71	24	2,204	118
Net increase (decrease) in net assets
resulting from operations	$ 1,596	$ 71	$ 24	$ 2,223	$ 133

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING MFS Total			ING	ING PIMCO
	Return	ING MFS Total	ING MFS	Oppenheimer	High Yield
	Portfolio -	Return	Utilities	Main Street	Portfolio -
	Institutional	Portfolio -	Portfolio -	Portfolio® -	Institutional
	Class	Service Class	Service Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 1,508	$ 603	$ 1,628	$ 13	$ 147
Total investment income	1,508	603	1,628	13	147
Expenses:
Mortality, expense risk and
other charges	517	249	274	8	18
Total expenses	517	249	274	8	18
Net investment income (loss)	991	354	1,354	5	129

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,306)	(1,784)	(1,427)	(323)	(6)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,306)	(1,784)	(1,427)	(323)	(6)
Net unrealized appreciation
(depreciation) of investments	9,743	5,205	8,101	453	503
Net realized and unrealized gain (loss)
on investments	7,437	3,421	6,674	130	497
Net increase (decrease) in net assets
resulting from operations	$ 8,428	$ 3,775	$ 8,028	$ 135	$ 626

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ING Pioneer
	ING PIMCO	Equity Income	ING Pioneer	ING Pioneer
	High Yield	Portfolio -	Equity Income	Fund Portfolio -	ING Pioneer
	Portfolio -	Institutional	Portfolio -	Institutional	Fund Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 688	$ -	$ -	$ 195	$ 4
Total investment income	688	-	-	195	4
Expenses:
Mortality, expense risk and
other charges	78	1,047	-	95	2
Total expenses	78	1,047	-	95	2
Net investment income (loss)	610	(1,047)	-	100	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(446)	(7,004)	-	(1,124)	(6)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(446)	(7,004)	-	(1,124)	(6)
Net unrealized appreciation
(depreciation) of investments	3,028	22,114	-	3,893	83
Net realized and unrealized gain (loss)
on investments	2,582	15,110	-	2,769	77
Net increase (decrease) in net assets
resulting from operations	$ 3,192	$ 14,063	$ -	$ 2,869	$ 79

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ING Pioneer			ING T. Rowe
	ING Pioneer	Mid Cap Value	ING Pioneer	ING Stock	Price Capital
	Mid Cap Value	Portfolio -	Mid Cap Value	Index Portfolio -	Appreciation
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Adviser Class	Class	Service Class	Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 1,119	$ 4	$ 23	$ 4,270
Total investment income	-	1,119	4	23	4,270
Expenses:
Mortality, expense risk and
other charges	-	648	2	3	1,798
Total expenses	-	648	2	3	1,798
Net investment income (loss)	-	471	2	20	2,472

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(3,155)	(15)	(49)	(4,874)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(1)	(3,155)	(15)	(49)	(4,874)
Net unrealized appreciation
(depreciation) of investments	1	19,190	76	809	58,572
Net realized and unrealized gain (loss)
on investments	-	16,035	61	760	53,698
Net increase (decrease) in net assets
resulting from operations	$ -	$ 16,506	$ 63	$ 780	$ 56,170

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

					ING Van
	ING T. Rowe	ING T. Rowe	ING Templeton		Kampen
	Price Equity	Price Equity	Global Growth	ING Templeton	Capital Growth
	Income	Income	Portfolio -	Global Growth	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Adviser Class	Service Class	Class	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 18	$ 1,679	$ 23	$ 63	$ 26
Total investment income	18	1,679	23	63	26
Expenses:
Mortality, expense risk and
other charges	4	762	8	28	9
Total expenses	4	762	8	28	9
Net investment income (loss)	14	917	15	35	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(89)	(1,868)	(213)	(277)	136
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(89)	(1,868)	(213)	(277)	136
Net unrealized appreciation
(depreciation) of investments	339	21,745	432	1,046	94
Net realized and unrealized gain (loss)
on investments	250	19,877	219	769	230
Net increase (decrease) in net assets
resulting from operations	$ 264	$ 20,794	$ 234	$ 804	$ 247

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ING Van
	ING Van	Kampen	ING Wells
	Kampen Capital	Growth and	Fargo Small	ING Money
	Growth	Income	Cap Disciplined	Market	ING Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Real Estate
	Service Class	Service Class	Service Class	Class I	Fund - Class A
Net investment income (loss)
Income:
Dividends	$ 1	$ 210	$ 9	$ 1,397	$ 1
Total investment income	1	210	9	1,397	1
Expenses:
Mortality, expense risk and
other charges	1	134	11	3,889	-
Total expenses	1	134	11	3,889	-
Net investment income (loss)	-	76	(2)	(2,492)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(84)	(1,313)	(226)	-	-
Capital gains distributions	-	-	-	202	-
Total realized gain (loss) on investments
and capital gains distributions	(84)	(1,313)	(226)	202	-
Net unrealized appreciation
(depreciation) of investments	123	4,644	572	-	(1)
Net realized and unrealized gain (loss)
on investments	39	3,331	346	202	(1)
Net increase (decrease) in net assets
resulting from operations	$ 39	$ 3,407	$ 344	$ (2,290)	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

	ING	ING	ING	ING American	ING American
	International	International	International	Century Large	Century Large
	Capital	Growth	SmallCap	Company Value	Company Value
	Appreciation	Opportunities	Multi-Manager	Portfolio -	Portfolio -
	Fund - Class I	Fund - Class Q	Fund - Class A	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 19	$ 1	$ 43
Total investment income	-	-	19	1	43
Expenses:
Mortality, expense risk and
other charges	-	-	5	-	14
Total expenses	-	-	5	-	14
Net investment income (loss)	-	-	14	1	29

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(5)	(386)	(79)	(3,026)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(5)	(386)	(79)	(3,026)
Net unrealized appreciation
(depreciation) of investments	-	8	944	78	2,988
Net realized and unrealized gain (loss)
on investments	-	3	558	(1)	(38)
Net increase (decrease) in net assets
resulting from operations	$ -	$ 3	$ 572	$ -	$ (9)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING American	ING American		ING Baron	ING Baron
	Century Small-	Century Small-		Small Cap	Small Cap
	Mid Cap Value	Mid Cap Value	ING Baron	Growth	Growth
	Portfolio -	Portfolio -	Asset Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ 476	$ -	$ -	$ -
Total investment income	-	476	-	-	-
Expenses:
Mortality, expense risk and
other charges	-	239	21	2	695
Total expenses	-	239	21	2	695
Net investment income (loss)	-	237	(21)	(2)	(695)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6)	(1,004)	(310)	(34)	73
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(6)	(1,004)	(310)	(34)	73
Net unrealized appreciation
(depreciation) of investments	16	9,487	1,082	223	25,057
Net realized and unrealized gain (loss)
on investments	10	8,483	772	189	25,130
Net increase (decrease) in net assets
resulting from operations	$ 10	$ 8,720	$ 751	$ 187	$ 24,435

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Columbia	ING Columbia
	Small Cap	Small Cap	ING Davis New	ING Fidelity®	ING Index
	Value	Value	York Venture	VIP Mid Cap	Solution 2015
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ -	$ 14	$ 70	$ 392	$ 1
Total investment income	-	14	70	392	1
Expenses:
Mortality, expense risk and
other charges	-	11	96	40	1
Total expenses	-	11	96	40	1
Net investment income (loss)	-	3	(26)	352	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(181)	(394)	(788)	17
Capital gains distributions	-	-	-	1,000	-
Total realized gain (loss) on investments
and capital gains distributions	-	(181)	(394)	212	17
Net unrealized appreciation
(depreciation) of investments	3	445	3,305	2,130	8
Net realized and unrealized gain (loss)
on investments	3	264	2,911	2,342	25
Net increase (decrease) in net assets
resulting from operations	$ 3	$ 267	$ 2,885	$ 2,694	$ 25

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index	ING JPMorgan
	Solution 2025	Solution 2035	Solution 2045	Solution Income	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Adviser Class	Adviser Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 1	$ 1	$ -	$ -	$ 3
Total investment income	1	1	-	-	3
Expenses:
Mortality, expense risk and
other charges	3	2	-	-	1
Total expenses	3	2	-	-	1
Net investment income (loss)	(2)	(1)	-	-	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	2	(36)
Capital gains distributions	-	-	-	-	4
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	2	(32)
Net unrealized appreciation
(depreciation) of investments	80	58	17	5	86
Net realized and unrealized gain (loss)
on investments	80	58	17	7	54
Net increase (decrease) in net assets
resulting from operations	$ 78	$ 57	$ 17	$ 7	$ 56

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ING Legg	ING Legg	ING Legg
		Mason Partners	Mason Partners	Mason Partners	ING Neuberger
	ING JPMorgan	Aggressive	Aggressive	Aggressive	Berman
	Mid Cap Value	Growth	Growth	Growth	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 296	$ -	$ -	$ -	$ 101
Total investment income	296	-	-	-	101
Expenses:
Mortality, expense risk and
other charges	222	-	919	1	11
Total expenses	222	-	919	1	11
Net investment income (loss)	74	-	(919)	(1)	90

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,156)	(30)	(10,629)	(17)	(1,541)
Capital gains distributions	367	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(789)	(30)	(10,629)	(17)	(1,541)
Net unrealized appreciation
(depreciation) of investments	6,054	60	36,234	56	1,725
Net realized and unrealized gain (loss)
on investments	5,265	30	25,605	39	184
Net increase (decrease) in net assets
resulting from operations	$ 5,339	$ 30	$ 24,686	$ 38	$ 274

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				ING	ING
	ING	ING	ING	Oppenheimer	Oppenheimer
	Oppenheimer	Oppenheimer	Oppenheimer	Strategic	Strategic
	Global	Global	Global	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ 5	$ 11,587	$ 8	$ 7	$ 4,932
Total investment income	5	11,587	8	7	4,932
Expenses:
Mortality, expense risk and
other charges	1	4,576	4	1	1,103
Total expenses	1	4,576	4	1	1,103
Net investment income (loss)	4	7,011	4	6	3,829

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(79)	(9,339)	(9)	(38)	(814)
Capital gains distributions	6	8,370	7	-	-
Total realized gain (loss) on investments
and capital gains distributions	(73)	(969)	(2)	(38)	(814)
Net unrealized appreciation
(depreciation) of investments	179	147,827	123	71	18,632
Net realized and unrealized gain (loss)
on investments	106	146,858	121	33	17,818
Net increase (decrease) in net assets
resulting from operations	$ 110	$ 153,869	$ 125	$ 39	$ 21,647

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

	ING
	Oppenheimer
	Strategic	ING PIMCO	ING PIMCO	ING Pioneer	ING Pioneer
	Income	Total Return	Total Return	High Yield	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 21	$ 33	$ 4,590	$ 562	$ 9
Total investment income	21	33	4,590	562	9
Expenses:
Mortality, expense risk and
other charges	3	4	1,306	71	2
Total expenses	3	4	1,306	71	2
Net investment income (loss)	18	29	3,284	491	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(13)	(22)	683	(527)	(1)
Capital gains distributions	-	39	5,082	-	-
Total realized gain (loss) on investments
and capital gains distributions	(13)	17	5,765	(527)	(1)
Net unrealized appreciation
(depreciation) of investments	105	66	6,030	3,752	55
Net realized and unrealized gain (loss)
on investments	92	83	11,795	3,225	54
Net increase (decrease) in net assets
resulting from operations	$ 110	$ 112	$ 15,079	$ 3,716	$ 61

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Adviser Class	Service Class	Adviser Class	Service Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 461	$ 1,396	$ 461	$ 1,601	$ 344
Total investment income	461	1,396	461	1,601	344
Expenses:
Mortality, expense risk and
other charges	70	291	88	394	77
Total expenses	70	291	88	394	77
Net investment income (loss)	391	1,105	373	1,207	267

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(605)	(852)	(467)	(1,101)	(302)
Capital gains distributions	114	326	13	41	12
Total realized gain (loss) on investments
and capital gains distributions	(491)	(526)	(454)	(1,060)	(290)
Net unrealized appreciation
(depreciation) of investments	2,526	6,545	3,695	11,400	3,458
Net realized and unrealized gain (loss)
on investments	2,035	6,019	3,241	10,340	3,168
Net increase (decrease) in net assets
resulting from operations	$ 2,426	$ 7,124	$ 3,614	$ 11,547	$ 3,435

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				ING Solution
				Growth and	ING Solution
	ING Solution	ING Solution	ING Solution	Income	Growth
	2035 Portfolio -	2045 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 1,115	$ 190	$ 630	$ 10	$ 3
Total investment income	1,115	190	630	10	3
Expenses:
Mortality, expense risk and
other charges	306	42	215	8	3
Total expenses	306	42	215	8	3
Net investment income (loss)	809	148	415	2	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(390)	(328)	(298)	(5)	(2)
Capital gains distributions	37	74	225	1	1
Total realized gain (loss) on investments
and capital gains distributions	(353)	(254)	(73)	(4)	(1)
Net unrealized appreciation
(depreciation) of investments	9,824	2,456	7,006	187	98
Net realized and unrealized gain (loss)
on investments	9,471	2,202	6,933	183	97
Net increase (decrease) in net assets
resulting from operations	$ 10,280	$ 2,350	$ 7,348	$ 185	$ 97

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

			ING T. Rowe	ING T. Rowe	ING T. Rowe
			Price	Price	Price
	ING Solution	ING Solution	Diversified Mid	Diversified Mid	Diversified Mid
	Income	Income	Cap Growth	Cap Growth	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Adviser Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 433	$ 444	$ -	$ 1,042	$ 1
Total investment income	433	444	-	1,042	1
Expenses:
Mortality, expense risk and
other charges	40	64	1	2,344	2
Total expenses	40	64	1	2,344	2
Net investment income (loss)	393	380	(1)	(1,302)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(325)	(291)	(50)	(6,810)	(88)
Capital gains distributions	33	32	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(292)	(259)	(50)	(6,810)	(88)
Net unrealized appreciation
(depreciation) of investments	1,100	1,116	149	95,806	223
Net realized and unrealized gain (loss)
on investments	808	857	99	88,996	135
Net increase (decrease) in net assets
resulting from operations	$ 1,201	$ 1,237	$ 98	$ 87,694	$ 134

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Growth	Price Growth	Price Growth	ING Templeton	ING Templeton
	Equity	Equity	Equity	Foreign Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ 295	$ -	$ -	$ -
Total investment income	-	295	-	-	-
Expenses:
Mortality, expense risk and
other charges	3	1,624	9	1	792
Total expenses	3	1,624	9	1	792
Net investment income (loss)	(3)	(1,329)	(9)	(1)	(792)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(71)	(2,986)	(59)	(8)	(5,148)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(71)	(2,986)	(59)	(8)	(5,148)
Net unrealized appreciation
(depreciation) of investments	386	62,249	519	62	27,834
Net realized and unrealized gain (loss)
on investments	315	59,263	460	54	22,686
Net increase (decrease) in net assets
resulting from operations	$ 312	$ 57,934	$ 451	$ 53	$ 21,894

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				ING UBS U.S.	ING UBS U.S.
	ING Templeton	ING Thornburg	ING Thornburg	Large Cap	Large Cap
	Foreign Equity	Value	Value	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ 3	$ 863	$ 1	$ 1,009
Total investment income	-	3	863	1	1,009
Expenses:
Mortality, expense risk and
other charges	-	1	720	-	689
Total expenses	-	1	720	-	689
Net investment income (loss)	-	2	143	1	320

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8)	(16)	(2,099)	(6)	(2,997)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(8)	(16)	(2,099)	(6)	(2,997)
Net unrealized appreciation
(depreciation) of investments	24	144	28,248	23	20,656
Net realized and unrealized gain (loss)
on investments	16	128	26,149	17	17,659
Net increase (decrease) in net assets
resulting from operations	$ 16	$ 130	$ 26,292	$ 18	$ 17,979

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING UBS U.S.	ING Van	ING Van	ING Van	ING Van
	Large Cap	Kampen	Kampen	Kampen Equity	Kampen Equity
	Equity	Comstock	Comstock	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class	Initial Class
Net investment income (loss)
Income:
Dividends	$ -	$ 5	$ 1,073	$ 6	$ 4,288
Total investment income	-	5	1,073	6	4,288
Expenses:
Mortality, expense risk and
other charges	-	1	431	1	2,129
Total expenses	-	1	431	1	2,129
Net investment income (loss)	-	4	642	5	2,159

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(24)	(4,042)	(6)	(6,184)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(24)	(4,042)	(6)	(6,184)
Net unrealized appreciation
(depreciation) of investments	2	75	14,531	84	47,036
Net realized and unrealized gain (loss)
on investments	2	51	10,489	78	40,852
Net increase (decrease) in net assets
resulting from operations	$ 2	$ 55	$ 11,131	$ 83	$ 43,011

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Van		ING Strategic	ING Strategic	ING Strategic
	Kampen Equity		Allocation	Allocation	Allocation
	and Income	ING Growth	Conservative	Growth	Moderate
	Portfolio -	and Income	Portfolio -	Portfolio -	Portfolio -
	Service Class	Fund - Class A	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 2	$ 1	$ 2,178	$ 5,079	$ 4,421
Total investment income	2	1	2,178	5,079	4,421
Expenses:
Mortality, expense risk and
other charges	1	1	255	518	462
Total expenses	1	1	255	518	462
Net investment income (loss)	1	-	1,923	4,561	3,959

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(45)	2	(2,300)	(2,855)	(3,085)
Capital gains distributions	-	-	-	2,780	1,464
Total realized gain (loss) on investments
and capital gains distributions	(45)	2	(2,300)	(75)	(1,621)
Net unrealized appreciation
(depreciation) of investments	64	25	4,489	6,959	6,870
Net realized and unrealized gain (loss)
on investments	19	27	2,189	6,884	5,249
Net increase (decrease) in net assets
resulting from operations	$ 20	$ 27	$ 4,112	$ 11,445	$ 9,208

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING Growth	ING Growth	ING Growth
	and Income	and Income	and Income	ING GET U.S.	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Core Portfolio -
	Class A	Class I	Class S	Series 3	Series 5
Net investment income (loss)
Income:
Dividends	$ 4	$ 14,433	$ 10	$ 367	$ 16
Total investment income	4	14,433	10	367	16
Expenses:
Mortality, expense risk and
other charges	1	10,503	3	48	8
Total expenses	1	10,503	3	48	8
Net investment income (loss)	3	3,930	7	319	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(74)	(86,235)	(22)	(1,345)	(20)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(74)	(86,235)	(22)	(1,345)	(20)
Net unrealized appreciation
(depreciation) of investments	146	328,821	162	917	11
Net realized and unrealized gain (loss)
on investments	72	242,586	140	(428)	(9)
Net increase (decrease) in net assets
resulting from operations	$ 75	$ 246,516	$ 147	$ (109)	$ (1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 6	Series 7	Series 8	Series 9	Series 10
Net investment income (loss)
Income:
Dividends	$ 44	$ 40	$ 13	$ 3	$ 2
Total investment income	44	40	13	3	2
Expenses:
Mortality, expense risk and
other charges	37	26	10	2	1
Total expenses	37	26	10	2	1
Net investment income (loss)	7	14	3	1	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(69)	(93)	(118)	(1)	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(69)	(93)	(118)	(1)	-
Net unrealized appreciation
(depreciation) of investments	57	62	110	-	(2)
Net realized and unrealized gain (loss)
on investments	(12)	(31)	(8)	(1)	(2)
Net increase (decrease) in net assets
resulting from operations	$ (5)	$ (17)	$ (5)	$ -	$ (1)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

		ING BlackRock
		Science and
		Technology	ING Index Plus	ING Index Plus	ING Index Plus
	ING GET U.S.	Opportunities	LargeCap	LargeCap	MidCap
	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 11	Class I	Class I	Class S	Class I
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 7,984	$ 9	$ 4,011
Total investment income	1	-	7,984	9	4,011
Expenses:
Mortality, expense risk and
other charges	1	291	2,506	1	2,159
Total expenses	1	291	2,506	1	2,159
Net investment income (loss)	-	(291)	5,478	8	1,852

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	333	(9,310)	(16)	(3,916)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	333	(9,310)	(16)	(3,916)
Net unrealized appreciation
(depreciation) of investments	(1)	13,177	55,291	76	66,603
Net realized and unrealized gain (loss)
on investments	(1)	13,510	45,981	60	62,687
Net increase (decrease) in net assets
resulting from operations	$ (1)	$ 13,219	$ 51,459	$ 68	$ 64,539

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

					ING
	ING Index Plus	ING Index Plus	ING Index Plus	ING	International
	MidCap	SmallCap	SmallCap	International	Index
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class I	Class S	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 4	$ 1,644	$ 1	$ -	$ -
Total investment income	4	1,644	1	-		-
Expenses:
Mortality, expense risk and
other charges	1	822	-	79		-
Total expenses	1	822	-	79		-
Net investment income (loss)	3	822	1	(79)		-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(30)	(4,696)	(16)	170		-
Capital gains distributions	-	-	-	-		-
Total realized gain (loss) on investments
and capital gains distributions	(30)	(4,696)	(16)	170		-
Net unrealized appreciation
(depreciation) of investments	124	23,988	41	1,566		2
Net realized and unrealized gain (loss)
on investments	94	19,292	25	1,736		2
Net increase (decrease) in net assets
resulting from operations	$ 97	$ 20,114	$ 26	$ 1,657	$ 2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

	ING
	Opportunistic	ING	ING Russell™	ING Russell™
	Large Cap	Opportunistic	Large Cap	Large Cap	ING Russell™
	Growth	Large Cap	Growth Index	Growth Index	Large Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class I	Class I	Class I	Class S	Class I
Net investment income (loss)
Income:
Dividends	$ 307	$ 1,378	$ -	$ -	$ -
Total investment income	307	1,378	-	-	-
Expenses:
Mortality, expense risk and
other charges	185	548	12	1	54
Total expenses	185	548	12	1	54
Net investment income (loss)	122	830	(12)	(1)	(54)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,369)	(1,509)	75	1	(8)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3,369)	(1,509)	75	1	(8)
Net unrealized appreciation
(depreciation) of investments	8,317	9,421	375	51	1,742
Net realized and unrealized gain (loss)
on investments	4,948	7,912	450	52	1,734
Net increase (decrease) in net assets
resulting from operations	$ 5,070	$ 8,742	$ 438	$ 51	$ 1,680

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Mid Cap	ING Russell™	ING Russell™
	Value Index	Value Index	Growth Index	Mid Cap Index	Small Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class I	Class S	Class S	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -
Total investment income	-	-	-	-	-
Expenses:
Mortality, expense risk and
other charges	-	8	11	22	13
Total expenses	-	8	11	22	13
Net investment income (loss)	-	(8)	(11)	(22)	(13)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	58	9	(26)	(132)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2	58	9	(26)	(132)
Net unrealized appreciation
(depreciation) of investments	8	231	340	873	507
Net realized and unrealized gain (loss)
on investments	10	289	349	847	375
Net increase (decrease) in net assets
resulting from operations	$ 10	$ 281	$ 338	$ 825	$ 362

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

				ING	ING
	ING Small	ING Small	ING U.S. Bond	International	International
	Company	Company	Index	Value	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 594	$ 1	$ 72	$ 1,482	$ 4
Total investment income	594	1	72	1,482	4
Expenses:
Mortality, expense risk and
other charges	874	-	29	816	1
Total expenses	874	-	29	816	1
Net investment income (loss)	(280)	1	43	666	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,305)	(16)	39	(7,454)	(79)
Capital gains distributions	-	-	29	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3,305)	(16)	68	(7,454)	(79)
Net unrealized appreciation
(depreciation) of investments	26,031	40	26	27,379	130
Net realized and unrealized gain (loss)
on investments	22,726	24	94	19,925	51
Net increase (decrease) in net assets
resulting from operations	$ 22,446	$ 25	$ 137	$ 20,591	$ 54

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

					Janus Aspen
	ING MidCap	ING MidCap	ING SmallCap	ING SmallCap	Series Balanced
	Opportunities	Opportunities	Opportunities	Opportunities	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class I	Class S	Class I	Class S	Shares
Net investment income (loss)
Income:
Dividends	$ 23	$ -	$ -	$ -	$ 17
Total investment income	23	-	-	-	17
Expenses:
Mortality, expense risk and
other charges	100	1	75	-	3
Total expenses	100	1	75	-	3
Net investment income (loss)	(77)	(1)	(75)	-	14

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(170)	(8)	(520)	(8)	(4)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(170)	(8)	(520)	(8)	(4)
Net unrealized appreciation
(depreciation) of investments	3,814	63	3,309	23	44
Net realized and unrealized gain (loss)
on investments	3,644	55	2,789	15	40
Net increase (decrease) in net assets
resulting from operations	$ 3,567	$ 54	$ 2,714	$ 15	$ 54

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

	Janus Aspen			Janus Aspen
	Series	Janus Aspen	Janus Aspen	Series
	Enterprise	Series Flexible	Series Janus	Worldwide	Lazard U.S.
	Portfolio -	Bond Portfolio -	Portfolio -	Portfolio -	Mid Cap Equity
	Institutional	Institutional	Institutional	Institutional	Portfolio - Open
	Shares	Shares	Shares	Shares	Shares
Net investment income (loss)
Income:
Dividends	$ -	$ 4	$ -	$2	$ 6
Total investment income	-	4	-	2	6
Expenses:
Mortality, expense risk and
other charges	3	1	1	2	5
Total expenses	3	1	1	2	5
Net investment income (loss)	(3)	3	(1)	-	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(11)	4	(4)	(25)	(90)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(11)	4	(4)	(25)	(90)
Net unrealized appreciation
(depreciation) of investments	116	3	30	76	304
Net realized and unrealized gain (loss)
on investments	105	7	26	51	214
Net increase (decrease) in net assets
resulting from operations	$ 102	$ 10	$ 25	$51	$ 215

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

					Lord Abbett
		Loomis Sayles	Lord Abbett	Lord Abbett	Series Fund -
		Small Cap	Mid-Cap Value	Small-Cap	Mid-Cap Value
	LKCM Aquinas	Value Fund -	Fund, Inc. -	Value Fund -	Portfolio - Class
	Growth Fund	Retail Class	Class A	Class A	VC
Net investment income (loss)
Income:
Dividends	$ -	$ 3	$ 6	$ -	$ 382
Total investment income	-	3	6	-	382
Expenses:
Mortality, expense risk and
other charges	2	14	8	11	733
Total expenses	2	14	8	11	733
Net investment income (loss)	(2)	(11)	(2)	(11)	(351)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(16)	3	(93)	(83)	(7,807)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(16)	3	(93)	(83)	(7,807)
Net unrealized appreciation
(depreciation) of investments	79	441	306	395	25,992
Net realized and unrealized gain (loss)
on investments	63	444	213	312	18,185
Net increase (decrease) in net assets
resulting from operations	$ 61	$ 433	$ 211	$ 301	$ 17,834

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

		Morgan Stanley	Neuberger
	Massachusetts	U.S. Small Cap	Berman Socially
	Investors	Value	Responsive	New Perspective	New Perspective
	Growth Stock	Portfolio -	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -
	Fund - Class A	Class I	Class	Class R-3	Class R-4
Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 13	$ 38	$ 731
Total investment income	1	-	13	38	731
Expenses:
Mortality, expense risk and
other charges	3	-	29	11	415
Total expenses	3	-	29	11	415
Net investment income (loss)	(2)	-	(16)	27	316

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(27)	(211)	(226)	(242)	(1,193)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(27)	(211)	(226)	(242)	(1,193)
Net unrealized appreciation
(depreciation) of investments	151	564	1,046	1,206	16,050
Net realized and unrealized gain (loss)
on investments	124	353	820	964	14,857
Net increase (decrease) in net assets
resulting from operations	$ 122	$ 353	$ 804	$ 991	$ 15,173

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

	Oppenheimer	Oppenheimer			Oppenheimer
	Capital	Developing	Oppenheimer	Oppenheimer	Main Street
	Appreciation	Markets Fund -	Global	Main Street	Small Cap
	Fund - Class A	Class A	Securities/VA	Fund®/VA	Fund®/VA
Net investment income (loss)
Income:
Dividends	$ -	$ 964	$ 6	$ 1	$ 48
Total investment income	-	964	6	1	48
Expenses:
Mortality, expense risk and
other charges	4	1,671	3	1	63
Total expenses	4	1,671	3	1	63
Net investment income (loss)	(4)	(707)	3	-	(15)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(24)	(6,072)	(43)	(2)	(423)
Capital gains distributions	-	-	6	-	-
Total realized gain (loss) on investments
and capital gains distributions	(24)	(6,072)	(37)	(2)	(423)
Net unrealized appreciation
(depreciation) of investments	196	104,437	114	18	2,466
Net realized and unrealized gain (loss)
on investments	172	98,365	77	16	2,043
Net increase (decrease) in net assets
resulting from operations	$ 168	$ 97,658	$ 80	$ 16	$ 2,028

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

				PIMCO Real
				Return
	Oppenheimer	Oppenheimer		Portfolio -	Pioneer High
	MidCap	Strategic Bond	Pax World	Administrative	Yield Fund -
	Fund/VA	Fund/VA	Balanced Fund	Class	Class A
Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ 825	$ 2,669	$ 252
Total investment income	-	1	825	2,669	252
Expenses:
Mortality, expense risk and
other charges	-	1	472	801	22
Total expenses	-	1	472	801	22
Net investment income (loss)	-	-	353	1,868	230

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	(1)	(1,140)	(277)	(260)
Capital gains distributions	-	-	-	4,154	-
Total realized gain (loss) on investments
and capital gains distributions	(2)	(1)	(1,140)	3,877	(260)
Net unrealized appreciation
(depreciation) of investments	6	18	9,847	7,547	1,719
Net realized and unrealized gain (loss)
on investments	4	17	8,707	11,424	1,459
Net increase (decrease) in net assets
resulting from operations	$ 4	$ 17	$ 9,060	$ 13,292	$ 1,689

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

	Pioneer
	Emerging	Pioneer Equity	Pioneer High	Pioneer Mid	Premier VIT
	Markets VCT	Income VCT	Yield VCT	Cap Value VCT	OpCap Mid
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -
	Class I	Class I	Class I	Class I	Class I
Net investment income (loss)
Income:
Dividends	$ 224	$ -	$ 1,225	$ -	$ 31
Total investment income	224	-	1,225	-	31
Expenses:
Mortality, expense risk and
other charges	175	-	159	-	44
Total expenses	175	-	159	-	44
Net investment income (loss)	49	-	1,066	-	(13)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,605)	-	(967)	-	(309)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3,605)	-	(967)	-	(309)
Net unrealized appreciation
(depreciation) of investments	13,762	-	6,964	-	1,963
Net realized and unrealized gain (loss)
on investments	10,157	-	5,997	-	1,654
Net increase (decrease) in net assets
resulting from operations	$ 10,206	$ -	$ 7,063	$ -	$ 1,641

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

	RiverSource®	RiverSource®
	Diversified	Diversified
	Equity Income	Equity Income	SMALLCAP	T. Rowe Price	T. Rowe Price
	Fund -	Fund -	World Fund® -	Mid-Cap Value	Value Fund -
	Class R-3	Class R-4	Class R-4	Fund - R Class	Advisor Class
Net investment income (loss)
Income:
Dividends	$ 2	$ 47	$ 21	$ 7	$ 2
Total investment income	2	47	21	7	2
Expenses:
Mortality, expense risk and
other charges	-	19	13	6	1
Total expenses	-	19	13	6	1
Net investment income (loss)	2	28	8	1	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(235)	(65)	(63)	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	(235)	(65)	(63)	-
Net unrealized appreciation
(depreciation) of investments	17	793	603	372	24
Net realized and unrealized gain (loss)
on investments	18	558	538	309	24
Net increase (decrease) in net assets
resulting from operations	$ 20	$ 586	$ 546	$ 310	$ 25

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

			Van Kampen
	Templeton	Templeton	Small Cap
	Foreign Fund -	Global Bond	Value Fund -	Diversified	Equity Income
	Class A	Fund - Class A	Class A	Value Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	$ 16	$ 5,830	$ -	$ 3	$ 8
Total investment income	16	5,830	-	3	8
Expenses:
Mortality, expense risk and
other charges	8	1,212	-	1	2
Total expenses	8	1,212	-	1	2
Net investment income (loss)	8	4,618	-	2	6

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(231)	496	-	(14)	(12)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(231)	496	-	(14)	(12)
Net unrealized appreciation
(depreciation) of investments	584	15,852	5	25	37
Net realized and unrealized gain (loss)
on investments	353	16,348	5	11	25
Net increase (decrease) in net assets
resulting from operations	$ 361	$ 20,966	$ 5	$ 13	$ 31

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2009
	(Dollars in thousands)

					Washington
					Mutual
	Small Company				Investors
	Growth	Wanger			FundSM, Inc. -
	Portfolio	International	Wanger Select	Wanger USA	Class R-3
Net investment income (loss)
Income:
Dividends	$ 1	$ 369	$ -	$ -	$ 113
Total investment income	1	369	-	-	113
Expenses:
Mortality, expense risk and
other charges	1	78	407	166	28
Total expenses	1	78	407	166	28
Net investment income (loss)	-	291	(407)	(166)	85

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	(2,027)	(1,337)	(583)	(409)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(4)	(2,027)	(1,337)	(583)	(409)
Net unrealized appreciation
(depreciation) of investments	30	5,528	26,450	7,498	999
Net realized and unrealized gain (loss)
on investments	26	3,501	25,113	6,915	590
Net increase (decrease) in net assets
resulting from operations	$ 26	$ 3,792	$ 24,706	$ 6,749	$ 675

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the year ended December 31, 2009
(Dollars in thousands)

	Washington	Wells Fargo
	Mutual	Advantage
	Investors	Small Cap
	FundSM, Inc. -	Value Fund -
	Class R-4	Class A
Net investment income (loss)
Income:
Dividends	$ 2,095	$ -
Total investment income	2,095	-
Expenses:
Mortality, expense risk and
other charges	627	1
Total expenses	627	1
Net investment income (loss)	1,468	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,180)	(1)
Capital gains distributions	-	-
Total realized gain (loss) on investments
and capital gains distributions	(2,180)	(1)
Net unrealized appreciation
(depreciation) of investments	12,168	28
Net realized and unrealized gain (loss)
on investments	9,988	27
Net increase (decrease) in net assets
resulting from operations	$ 11,456	$ 26

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				AIM V.I.
			AIM Global	Capital
	AIM Mid Cap	AIM Small Cap	Health Care	Appreciation
	Core Equity	Growth Fund -	Fund - Investor	Fund - Series I
	Fund - Class A	Class A	Class	Shares
Net assets at January 1, 2008	$ 270	$ 34	$ 144	$ 33,456

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	(2)	(270)
Total realized gain (loss) on investments and
capital gains distributions	(19)	(8)	-	831
Net unrealized appreciation (depreciation)
of investments	(65)	(11)	(44)	(14,466)
Net increase (decrease) in net assets from operations	(84)	(19)	(46)	(13,905)
Changes from contract transactions:
Total unit transactions	46	5	24	(1,680)
Net increase (decrease) in assets derived from
principal transactions	46	5	24	(1,680)
Total increase (decrease) in net assets	(38)	(14)	(22)	(15,585)
Net assets at December 31, 2008	232	20	122	17,871

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(7)	-	(1)	(70)
Total realized gain (loss) on investments and
capital gains distributions	(69)	-	(18)	(406)
Net unrealized appreciation (depreciation)
of investments	343	8	51	3,925
Net increase (decrease) in net assets from operations	267	8	32	3,449
Changes from contract transactions:
Total unit transactions	1,813	3	10	(677)
Net increase (decrease) in assets derived from
principal transactions	1,813	3	10	(677)
Total increase (decrease) in net assets	2,080	11	42	2,772
Net assets at December 31, 2009	$ 2,312	$ 31	$ 164	$ 20,643

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			AllianceBernstein
	AIM V.I. Core		Growth and	AllianceBernstein
	Equity Fund -	Alger Green	Income Fund, Inc. -	Growth and Income
	Series I Shares	Fund - Class A	Class A	Portfolio - Class A
Net assets at January 1, 2008	$ 48,225	$ -	$ 120	$ 645

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	466	-	2	5
Total realized gain (loss) on investments and
capital gains distributions	1,359	-	(5)	60
Net unrealized appreciation (depreciation)
of investments	(16,338)	-	(78)	(321)
Net increase (decrease) in net assets from operations	(14,513)	-	(81)	(256)
Changes from contract transactions:
Total unit transactions	(2,058)	-	107	(18)
Net increase (decrease) in assets derived from
principal transactions	(2,058)	-	107	(18)
Total increase (decrease) in net assets	(16,571)	-	26	(274)
Net assets at December 31, 2008	31,654	-	146	371

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	289	(2)	-	11
Total realized gain (loss) on investments and
capital gains distributions	483	8	(19)	(111)
Net unrealized appreciation (depreciation)
of investments	7,409	77	50	175
Net increase (decrease) in net assets from operations	8,181	83	31	75
Changes from contract transactions:
Total unit transactions	(1,232)	981	19	(12)
Net increase (decrease) in assets derived from
principal transactions	(1,232)	981	19	(12)
Total increase (decrease) in net assets	6,949	1,064	50	63
Net assets at December 31, 2009	$ 38,603	$ 1,064	$ 196	$ 434

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		Allianz NFJ
		Large-Cap	Allianz NFJ
	Allianz NFJ	Value Fund -	Small-Cap
	Dividend Value	Institutional	Value Fund -	Amana Growth
	Fund - Class A	Class	Class A	Fund
Net assets at January 1, 2008	$ -	$ -	$ 454	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	8	-	-
Total realized gain (loss) on investments and
capital gains distributions	-	(120)	9	-
Net unrealized appreciation (depreciation)
of investments	-	(110)	(140)	1
Net increase (decrease) in net assets from operations	-	(222)	(131)	1
Changes from contract transactions:
Total unit transactions	-	802	13	35
Net increase (decrease) in assets derived from
principal transactions	-	802	13	35
Total increase (decrease) in net assets	-	580	(118)	36
Net assets at December 31, 2008	-	580	336	36

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	27	5	(14)
Total realized gain (loss) on investments and
capital gains distributions	-	(127)	(23)	16
Net unrealized appreciation (depreciation)
of investments	13	292	121	518
Net increase (decrease) in net assets from operations	14	192	103	520
Changes from contract transactions:
Total unit transactions	120	407	124	5,095
Net increase (decrease) in assets derived from
principal transactions	120	407	124	5,095
Total increase (decrease) in net assets	134	599	227	5,615
Net assets at December 31, 2009	$ 134	$ 1,179	$ 563	$ 5,651

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			American
			Century
		American	Inflation-	American
		Balanced	Adjusted Bond	Century Income
	Amana Income	Fund® -	Fund - Investor	& Growth
	Fund	Class R-3	Class	Fund - A Class
Net assets at January 1, 2008	$ -	$ 6,361	$ -	$ 5,597

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	113	-	24
Total realized gain (loss) on investments and
capital gains distributions	-	(50)	-	(228)
Net unrealized appreciation (depreciation)
of investments	1	(1,566)	-	(1,827)
Net increase (decrease) in net assets from operations	1	(1,503)	-	(2,031)
Changes from contract transactions:
Total unit transactions	45	(792)	-	139
Net increase (decrease) in assets derived from
principal transactions	45	(792)	-	139
Total increase (decrease) in net assets	46	(2,295)	-	(1,892)
Net assets at December 31, 2008	46	4,066	-	3,705

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	37	86	114	38
Total realized gain (loss) on investments and
capital gains distributions	24	(94)	29	(229)
Net unrealized appreciation (depreciation)
of investments	776	955	53	848
Net increase (decrease) in net assets from operations	837	947	196	657
Changes from contract transactions:
Total unit transactions	9,473	783	8,864	294
Net increase (decrease) in assets derived from
principal transactions	9,473	783	8,864	294
Total increase (decrease) in net assets	10,310	1,730	9,060	951
Net assets at December 31, 2009	$ 10,356	$ 5,796	$ 9,060	$ 4,656

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				BlackRock Mid
			Artisan	Cap Value
	Ariel		International	Opportunities
	Appreciation		Fund - Investor	Fund - Investor
	Fund	Ariel Fund	Shares	A Shares
Net assets at January 1, 2008	$ 578	$ 838	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	2	3	-
Total realized gain (loss) on investments and
capital gains distributions	29	(68)	(43)	-
Net unrealized appreciation (depreciation)
of investments	(284)	(363)	(33)	-
Net increase (decrease) in net assets from operations	(257)	(429)	(73)	-
Changes from contract transactions:
Total unit transactions	74	229	397	-
Net increase (decrease) in assets derived from
principal transactions	74	229	397	-
Total increase (decrease) in net assets	(183)	(200)	324	-
Net assets at December 31, 2008	395	638	324	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(4)	(10)	12	(1)
Total realized gain (loss) on investments and
capital gains distributions	(93)	(132)	27	3
Net unrealized appreciation (depreciation)
of investments	375	599	290	16
Net increase (decrease) in net assets from operations	278	457	329	18
Changes from contract transactions:
Total unit transactions	(51)	176	1,176	245
Net increase (decrease) in assets derived from
principal transactions	(51)	176	1,176	245
Total increase (decrease) in net assets	227	633	1,505	263
Net assets at December 31, 2009	$ 622	$ 1,271	$ 1,829	$ 263

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			Capital World
	The Bond Fund	Calvert Social	Growth &	ColumbiaSM
	of AmericaSM,	Balanced	Income FundSM,	Acorn Fund® -
	Inc. - Class R-4	Portfolio	Inc. - Class R-3	Class Z
Net assets at January 1, 2008	$ -	$ 59,468	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	33	676	-	1
Total realized gain (loss) on investments and
capital gains distributions	(77)	(853)	-	(50)
Net unrealized appreciation (depreciation)
of investments	(82)	(17,531)	-	(283)
Net increase (decrease) in net assets from operations	(126)	(17,708)	-	(332)
Changes from contract transactions:
Total unit transactions	2,055	(5,870)	-	1,139
Net increase (decrease) in assets derived from
principal transactions	2,055	(5,870)	-	1,139
Total increase (decrease) in net assets	1,929	(23,578)	-	807
Net assets at December 31, 2008	1,929	35,890	-	807

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	133	448	-	5
Total realized gain (loss) on investments and
capital gains distributions	(38)	(1,348)	-	(101)
Net unrealized appreciation (depreciation)
of investments	410	9,120	-	666
Net increase (decrease) in net assets from operations	505	8,220	-	570
Changes from contract transactions:
Total unit transactions	3,548	(1,716)	14	1,074
Net increase (decrease) in assets derived from
principal transactions	3,548	(1,716)	14	1,074
Total increase (decrease) in net assets	4,053	6,504	14	1,644
Net assets at December 31, 2009	$ 5,982	$ 42,394	$ 14	$ 2,451

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	Columbia Mid	Columbia Mid	CRM Mid Cap	DWS Equity
	Cap Value	Cap Value	Value Fund -	500 Index
	Fund - Class A	Fund - Class Z	Investor Shares	Fund - Class S
Net assets at January 1, 2008	$ -	$ -	$ -	$ 228

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8	6	-	2
Total realized gain (loss) on investments and
capital gains distributions	(19)	(25)	-	(5)
Net unrealized appreciation (depreciation)
of investments	(61)	(194)	-	(96)
Net increase (decrease) in net assets from operations	(72)	(213)	-	(99)
Changes from contract transactions:
Total unit transactions	1,647	774	-	39
Net increase (decrease) in assets derived from
principal transactions	1,647	774	-	39
Total increase (decrease) in net assets	1,575	561	-	(60)
Net assets at December 31, 2008	1,575	561	-	168

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	10	-	2
Total realized gain (loss) on investments and
capital gains distributions	(75)	(161)	-	(8)
Net unrealized appreciation (depreciation)
of investments	724	439	4	55
Net increase (decrease) in net assets from operations	650	288	4	49
Changes from contract transactions:
Total unit transactions	736	465	66	30
Net increase (decrease) in assets derived from
principal transactions	736	465	66	30
Total increase (decrease) in net assets	1,386	753	70	79
Net assets at December 31, 2009	$ 2,961	$ 1,314	$ 70	$ 247

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

Eaton Vance
	Large-Cap	EuroPacific	EuroPacific	Evergreen
	Value Fund -	Growth Fund®	Growth Fund®	Special Values
	Class R	- Class R-3	- Class R-4	Fund - Class A
Net assets at January 1, 2008	$ -	$ 9,594	$ 212,894	$ 94,562

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	110	2,254	28
Total realized gain (loss) on investments and
capital gains distributions	-	416	8,005	(4,341)
Net unrealized appreciation (depreciation)
of investments	-	(5,005)	(111,600)	(25,388)
Net increase (decrease) in net assets from operations	-	(4,479)	(101,341)	(29,701)
Changes from contract transactions:
Total unit transactions	-	2,137	44,205	(2,705)
Net increase (decrease) in assets derived from
principal transactions	-	2,137	44,205	(2,705)
Total increase (decrease) in net assets	-	(2,342)	(57,136)	(32,406)
Net assets at December 31, 2008	-	7,252	155,758	62,156

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	116	2,286	(389)
Total realized gain (loss) on investments and
capital gains distributions	-	(382)	(1,370)	(4,393)
Net unrealized appreciation (depreciation)
of investments	-	3,283	62,717	23,251
Net increase (decrease) in net assets from operations	-	3,017	63,633	18,469
Changes from contract transactions:
Total unit transactions	13	1,308	27,646	2,088
Net increase (decrease) in assets derived from
principal transactions	13	1,308	27,646	2,088
Total increase (decrease) in net assets	13	4,325	91,279	20,557
Net assets at December 31, 2009	$ 13	$ 11,577	$ 247,037	$ 82,713

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Equity-Income	Growth	High Income	Overseas
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2008	$ 426,528	$ 329,714	$ 7,556	$ 60,698

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4,655	(560)	488	686
Total realized gain (loss) on investments and
capital gains distributions	(8,493)	(11,477)	(251)	6,331
Net unrealized appreciation (depreciation)
of investments	(167,463)	(137,412)	(2,028)	(32,555)
Net increase (decrease) in net assets from operations	(171,301)	(149,449)	(1,791)	(25,538)
Changes from contract transactions:
Total unit transactions	(41,916)	(21,170)	(749)	(5,495)
Net increase (decrease) in assets derived from
principal transactions	(41,916)	(21,170)	(749)	(5,495)
Total increase (decrease) in net assets	(213,217)	(170,619)	(2,540)	(31,033)
Net assets at December 31, 2008	213,311	159,095	5,016	29,665

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3,068	(901)	573	379
Total realized gain (loss) on investments and
capital gains distributions	(12,958)	(15,315)	(594)	(1,592)
Net unrealized appreciation (depreciation)
of investments	68,342	57,323	2,477	8,368
Net increase (decrease) in net assets from operations	58,452	41,107	2,456	7,155
Changes from contract transactions:
Total unit transactions	(8,048)	(9,354)	1,531	(1,169)
Net increase (decrease) in assets derived from
principal transactions	(8,048)	(9,354)	1,531	(1,169)
Total increase (decrease) in net assets	50,404	31,753	3,987	5,986
Net assets at December 31, 2009	$ 263,715	$ 190,848	$ 9,003	$ 35,651

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Asset
	Contrafund®	Index 500	Mid Cap	ManagerSM
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 1, 2008	$ 1,311,557	$ 126,698	$ 9,972	$ 20,260

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	241	1,216	49	345
Total realized gain (loss) on investments and
capital gains distributions	20,067	406	1,221	1,670
Net unrealized appreciation (depreciation)
of investments	(575,536)	(47,617)	(5,975)	(8,664)
Net increase (decrease) in net assets from operations	(555,228)	(45,995)	(4,705)	(6,649)
Changes from contract transactions:
Total unit transactions	(34,065)	(5,564)	2,739	1,949
Net increase (decrease) in assets derived from
principal transactions	(34,065)	(5,564)	2,739	1,949
Total increase (decrease) in net assets	(589,293)	(51,559)	(1,966)	(4,700)
Net assets at December 31, 2008	722,264	75,139	8,006	15,560

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4,032	1,313	80	259
Total realized gain (loss) on investments and
capital gains distributions	(26,951)	(77)	(492)	(236)
Net unrealized appreciation (depreciation)
of investments	269,736	18,108	4,038	4,242
Net increase (decrease) in net assets from operations	246,817	19,344	3,626	4,265
Changes from contract transactions:
Total unit transactions	1,428	761	2,316	274
Net increase (decrease) in assets derived from
principal transactions	1,428	761	2,316	274
Total increase (decrease) in net assets	248,245	20,105	5,942	4,539
Net assets at December 31, 2009	$ 970,509	$ 95,244	$ 13,948	$ 20,099

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		Franklin Small-	Franklin Small
	Mutual Global	Mid Cap	Cap Value	Fundamental
	Discovery	Growth Fund -	Securities	InvestorsSM,
	Fund - Class R	Class A	Fund - Class 2	Inc. - Class R-3
Net assets at January 1, 2008	$ 2,445	$ 767	$ 91,636	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	11	(4)	189	-
Total realized gain (loss) on investments and
capital gains distributions	108	(39)	6,374	-
Net unrealized appreciation (depreciation)
of investments	(884)	(243)	(37,896)	-
Net increase (decrease) in net assets from operations	(765)	(286)	(31,333)	-
Changes from contract transactions:
Total unit transactions	387	(85)	3,170	13
Net increase (decrease) in assets derived from
principal transactions	387	(85)	3,170	13
Total increase (decrease) in net assets	(378)	(371)	(28,163)	13
Net assets at December 31, 2008	2,067	396	63,473	13

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	6	(4)	527	1
Total realized gain (loss) on investments and
capital gains distributions	(41)	(95)	630	5
Net unrealized appreciation (depreciation)
of investments	577	255	17,388	47
Net increase (decrease) in net assets from operations	542	156	18,545	53
Changes from contract transactions:
Total unit transactions	744	11	4,649	439
Net increase (decrease) in assets derived from
principal transactions	744	11	4,649	439
Total increase (decrease) in net assets	1,286	167	23,194	492
Net assets at December 31, 2009	$ 3,353	$ 563	$ 86,667	$ 505

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		The Growth	The Growth	The Income
	Fundamental	Fund of	Fund of	Fund of
	InvestorsSM,	America® -	America® -	America® -
	Inc. - Class R-4	Class R-3	Class R-4	Class R-3
Net assets at January 1, 2008	$ -	$ 12,442	$ 248,778	$ 1,660

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	28	(8)	(20)	61
Total realized gain (loss) on investments and
capital gains distributions	(83)	(22)	382	(31)
Net unrealized appreciation (depreciation)
of investments	(1,214)	(5,721)	(110,408)	(621)
Net increase (decrease) in net assets from operations	(1,269)	(5,751)	(110,046)	(591)
Changes from contract transactions:
Total unit transactions	9,549	2,867	42,388	466
Net increase (decrease) in assets derived from
principal transactions	9,549	2,867	42,388	466
Total increase (decrease) in net assets	8,280	(2,884)	(67,658)	(125)
Net assets at December 31, 2008	8,280	9,558	181,120	1,535

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	109	7	256	62
Total realized gain (loss) on investments and
capital gains distributions	(171)	(202)	(1,129)	(230)
Net unrealized appreciation (depreciation)
of investments	4,447	3,954	67,468	517
Net increase (decrease) in net assets from operations	4,385	3,759	66,595	349
Changes from contract transactions:
Total unit transactions	9,116	1,963	29,397	(106)
Net increase (decrease) in assets derived from
principal transactions	9,116	1,963	29,397	(106)
Total increase (decrease) in net assets	13,501	5,722	95,992	243
Net assets at December 31, 2009	$ 21,781	$ 15,280	$ 277,112	$ 1,778

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Balanced	ING Financial		ING GNMA
	Portfolio -	Services Fund -	ING Real Estate	Income Fund -
	Class I	Class A	Fund - Class A	Class A
Net assets at January 1, 2008	$ 528,434	$ 136	$ 1,923	$ 1,405

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	11,005	1	42	61
Total realized gain (loss) on investments and
capital gains distributions	12,369	(8)	(103)	-
Net unrealized appreciation (depreciation)
of investments	(162,838)	(56)	(668)	80
Net increase (decrease) in net assets from operations	(139,464)	(63)	(729)	141
Changes from contract transactions:
Total unit transactions	(74,044)	28	163	1,289
Net increase (decrease) in assets derived from
principal transactions	(74,044)	28	163	1,289
Total increase (decrease) in net assets	(213,508)	(35)	(566)	1,430
Net assets at December 31, 2008	314,926	101	1,357	2,835

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	11,249	-	47	130
Total realized gain (loss) on investments and
capital gains distributions	(27,508)	(112)	(523)	23
Net unrealized appreciation (depreciation)
of investments	70,457	91	853	(3)
Net increase (decrease) in net assets from operations	54,198	(21)	377	150
Changes from contract transactions:
Total unit transactions	(27,279)	(80)	(123)	1,841
Net increase (decrease) in assets derived from
principal transactions	(27,279)	(80)	(123)	1,841
Total increase (decrease) in net assets	26,919	(101)	254	1,991
Net assets at December 31, 2009	$ 341,845	$ -	$ 1,611	$ 4,826

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING
	ING	ING	ING	AllianceBernstein
	Intermediate	Intermediate	Intermediate	Mid Cap Growth
	Bond Fund -	Bond Portfolio -	Bond Portfolio -	Portfolio - Service
	Class A	Class I	Class S	Class
Net assets at January 1, 2008	$ 3,064	$ 421,252	$ 249	$ 3,891

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	124	17,688	12	(31)
Total realized gain (loss) on investments and
capital gains distributions	75	6,073	(4)	53
Net unrealized appreciation (depreciation)
of investments	(577)	(62,449)	(30)	(1,906)
Net increase (decrease) in net assets from operations	(378)	(38,688)	(22)	(1,884)
Changes from contract transactions:
Total unit transactions	795	(32,180)	(15)	26
Net increase (decrease) in assets derived from
principal transactions	795	(32,180)	(15)	26
Total increase (decrease) in net assets	417	(70,868)	(37)	(1,858)
Net assets at December 31, 2008	3,481	350,384	212	2,033

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	206	20,719	19	(12)
Total realized gain (loss) on investments and
capital gains distributions	(145)	(6,552)	(7)	(1,380)
Net unrealized appreciation (depreciation)
of investments	341	21,042	25	1,897
Net increase (decrease) in net assets from operations	402	35,209	37	505
Changes from contract transactions:
Total unit transactions	(84)	(6,604)	100	(2,538)
Net increase (decrease) in assets derived from
principal transactions	(84)	(6,604)	100	(2,538)
Total increase (decrease) in net assets	318	28,605	137	(2,033)
Net assets at December 31, 2009	$ 3,799	$ 378,989	$ 349	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING BlackRock
		Large Cap	ING BlackRock	ING BlackRock
	ING Artio	Growth	Large Cap	Large Cap
	Foreign	Portfolio -	Growth	Growth
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service 2 Class
Net assets at January 1, 2008	$ 59,851	$ 115,938	$ 43	$ 147

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(495)	(754)	-	-
Total realized gain (loss) on investments and
capital gains distributions	4,598	6,021	7	(11)
Net unrealized appreciation (depreciation)
of investments	(31,754)	(49,073)	(47)	(52)
Net increase (decrease) in net assets from operations	(27,651)	(43,806)	(40)	(63)
Changes from contract transactions:
Total unit transactions	1,138	(8,829)	83	(5)
Net increase (decrease) in assets derived from
principal transactions	1,138	(8,829)	83	(5)
Total increase (decrease) in net assets	(26,513)	(52,635)	43	(68)
Net assets at December 31, 2008	33,338	63,303	86	79

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	874	(291)	(1)	-
Total realized gain (loss) on investments and
capital gains distributions	(3,622)	(4,578)	(31)	(38)
Net unrealized appreciation (depreciation)
of investments	9,043	22,883	60	79
Net increase (decrease) in net assets from operations	6,295	18,014	28	41
Changes from contract transactions:
Total unit transactions	(3,008)	(2,297)	44	57
Net increase (decrease) in assets derived from
principal transactions	(3,008)	(2,297)	44	57
Total increase (decrease) in net assets	3,287	15,717	72	98
Net assets at December 31, 2009	$ 36,625	$ 79,020	$ 158	$ 177

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Clarion
	Global Real	ING Clarion
	Estate	Real Estate	ING Clarion	ING Evergreen
	Portfolio -	Portfolio -	Real Estate	Health Sciences
	Institutional	Institutional	Portfolio -	Portfolio -
	Class	Class	Service Class	Service Class
Net assets at January 1, 2008	$ -	$ 942	$ 20,838	$ 6,256

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(121)	7	80	(52)
Total realized gain (loss) on investments and
capital gains distributions	(913)	114	1,340	286
Net unrealized appreciation (depreciation)
of investments	(15,512)	(590)	(11,957)	(2,687)
Net increase (decrease) in net assets from operations	(16,546)	(469)	(10,537)	(2,453)
Changes from contract transactions:
Total unit transactions	52,513	251	6,988	3,395
Net increase (decrease) in assets derived from
principal transactions	52,513	251	6,988	3,395
Total increase (decrease) in net assets	35,967	(218)	(3,549)	942
Net assets at December 31, 2008	35,967	724	17,289	7,198

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	692	28	605	(71)
Total realized gain (loss) on investments and
capital gains distributions	(1,889)	(765)	(5,708)	(464)
Net unrealized appreciation (depreciation)
of investments	13,526	916	12,068	2,060
Net increase (decrease) in net assets from operations	12,329	179	6,965	1,525
Changes from contract transactions:
Total unit transactions	2,146	412	2,356	996
Net increase (decrease) in assets derived from
principal transactions	2,146	412	2,356	996
Total increase (decrease) in net assets	14,475	591	9,321	2,521
Net assets at December 31, 2009	$ 50,442	$ 1,315	$ 26,610	$ 9,719

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			ING Global
	ING Evergreen	ING FMRSM	Resources	ING Global
	Omega	Diversified Mid	Portfolio -	Resources
	Portfolio -	Cap Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class
Net assets at January 1, 2008	$ -	$ 19,443	$ 44	$ 109,431

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(5)	1	814
Total realized gain (loss) on investments and
capital gains distributions	(1)	1,477	6	16,984
Net unrealized appreciation (depreciation)
of investments	-	(11,681)	(24)	(74,214)
Net increase (decrease) in net assets from operations	(1)	(10,209)	(17)	(56,416)
Changes from contract transactions:
Total unit transactions	36	12,203	(2)	20,558
Net increase (decrease) in assets derived from
principal transactions	36	12,203	(2)	20,558
Total increase (decrease) in net assets	35	1,994	(19)	(35,858)
Net assets at December 31, 2008	35	21,437	25	73,573

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(105)	-	(582)
Total realized gain (loss) on investments and
capital gains distributions	38	(398)	(4)	(4,671)
Net unrealized appreciation (depreciation)
of investments	63	10,796	12	32,959
Net increase (decrease) in net assets from operations	101	10,293	8	27,706
Changes from contract transactions:
Total unit transactions	242	9,881	(6)	6,489
Net increase (decrease) in assets derived from
principal transactions	242	9,881	(6)	6,489
Total increase (decrease) in net assets	343	20,174	2	34,195
Net assets at December 31, 2009	$ 378	$ 41,611	$ 27	$ 107,768

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING Index Plus
		International	ING Index Plus
	ING Growth	Equity	International	ING Janus
	and Income	Portfolio -	Equity	Contrarian
	Portfolio II -	Institutional	Portfolio -	Portfolio -
	Service Class	Class	Service Class	Service Class
Net assets at January 1, 2008	$ 4,394	$ 22,362	$ 7,116	$ 4,611

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(29)	957	254	6
Total realized gain (loss) on investments and
capital gains distributions	(944)	2,290	272	750
Net unrealized appreciation (depreciation)
of investments	(1,123)	(12,785)	(3,273)	(5,728)
Net increase (decrease) in net assets from operations	(2,096)	(9,538)	(2,747)	(4,972)
Changes from contract transactions:
Total unit transactions	(850)	(1,453)	(1,436)	7,766
Net increase (decrease) in assets derived from
principal transactions	(850)	(1,453)	(1,436)	7,766
Total increase (decrease) in net assets	(2,946)	(10,991)	(4,183)	2,794
Net assets at December 31, 2008	1,448	11,371	2,933	7,405

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	41	741	178	(5)
Total realized gain (loss) on investments and
capital gains distributions	(1,077)	(11,721)	(2,983)	(2,177)
Net unrealized appreciation (depreciation)
of investments	1,322	13,089	3,363	5,433
Net increase (decrease) in net assets from operations	286	2,109	558	3,251
Changes from contract transactions:
Total unit transactions	(1,734)	(13,480)	(3,491)	2,464
Net increase (decrease) in assets derived from
principal transactions	(1,734)	(13,480)	(3,491)	2,464
Total increase (decrease) in net assets	(1,448)	(11,371)	(2,933)	5,715
Net assets at December 31, 2009	$ -	$ -	$ -	$ 13,120

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING JPMorgan
	ING JPMorgan	Emerging	ING JPMorgan	ING JPMorgan
	Emerging	Markets Equity	Emerging	Small Cap Core
	Markets Equity	Portfolio -	Markets Equity	Equity
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Adviser Class	Class	Service Class	Service Class
Net assets at January 1, 2008	$ 368	$ 43,831	$ 40,173	$ 2,468

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	9	512	387	(10)
Total realized gain (loss) on investments and
capital gains distributions	(101)	3,302	2,968	38
Net unrealized appreciation (depreciation)
of investments	(153)	(25,117)	(22,553)	(903)
Net increase (decrease) in net assets from operations	(245)	(21,303)	(19,198)	(875)
Changes from contract transactions:
Total unit transactions	48	(4,081)	(5,250)	536
Net increase (decrease) in assets derived from
principal transactions	48	(4,081)	(5,250)	536
Total increase (decrease) in net assets	(197)	(25,384)	(24,448)	(339)
Net assets at December 31, 2008	171	18,447	15,725	2,129

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2	164	76	(12)
Total realized gain (loss) on investments and
capital gains distributions	(61)	(228)	(1,111)	(241)
Net unrealized appreciation (depreciation)
of investments	225	13,759	12,562	1,026
Net increase (decrease) in net assets from operations	166	13,695	11,527	773
Changes from contract transactions:
Total unit transactions	84	4,759	2,935	715
Net increase (decrease) in assets derived from
principal transactions	84	4,759	2,935	715
Total increase (decrease) in net assets	250	18,454	14,462	1,488
Net assets at December 31, 2009	$ 421	$ 36,901	$ 30,187	$ 3,617

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING JPMorgan		ING Lord
	Value	ING JPMorgan	Abbett	ING Lord
	Opportunities	Value	Affiliated	Abbett
	Portfolio -	Opportunities	Portfolio -	Affiliated
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2008	$ 72	$ 1,839	$ 131,763	$ 516

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	32	2,313	13
Total realized gain (loss) on investments and
capital gains distributions	(16)	(87)	9,152	66
Net unrealized appreciation (depreciation)
of investments	(8)	(626)	(57,524)	(350)
Net increase (decrease) in net assets from operations	(23)	(681)	(46,059)	(271)
Changes from contract transactions:
Total unit transactions	(21)	(32)	(12,544)	261
Net increase (decrease) in assets derived from
principal transactions	(21)	(32)	(12,544)	261
Total increase (decrease) in net assets	(44)	(713)	(58,603)	(10)
Net assets at December 31, 2008	28	1,126	73,160	506

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	77	61	1
Total realized gain (loss) on investments and
capital gains distributions	(22)	(713)	(8,357)	(54)
Net unrealized appreciation (depreciation)
of investments	19	807	20,444	157
Net increase (decrease) in net assets from operations	-	171	12,148	104
Changes from contract transactions:
Total unit transactions	(28)	(1,297)	(5,666)	58
Net increase (decrease) in assets derived from
principal transactions	(28)	(1,297)	(5,666)	58
Total increase (decrease) in net assets	(28)	(1,126)	6,482	162
Net assets at December 31, 2009	$ -	$ -	$ 79,642	$ 668

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Marsico		ING Marsico	ING Marsico
	Growth	ING Marsico	International	International
	Portfolio -	Growth	Opportunities	Opportunities
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2008	$ -	$ 4,327	$ 64	$ 12,551

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	13	(14)	-	1
Total realized gain (loss) on investments and
capital gains distributions	(350)	120	(41)	458
Net unrealized appreciation (depreciation)
of investments	(2,548)	(600)	(33)	(6,943)
Net increase (decrease) in net assets from operations	(2,885)	(494)	(74)	(6,484)
Changes from contract transactions:
Total unit transactions	8,099	(3,527)	75	341
Net increase (decrease) in assets derived from
principal transactions	8,099	(3,527)	75	341
Total increase (decrease) in net assets	5,214	(4,021)	1	(6,143)
Net assets at December 31, 2008	5,214	306	65	6,408

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	16	-	-	19
Total realized gain (loss) on investments and
capital gains distributions	(468)	(76)	(12)	(1,426)
Net unrealized appreciation (depreciation)
of investments	2,048	147	36	3,630
Net increase (decrease) in net assets from operations	1,596	71	24	2,223
Changes from contract transactions:
Total unit transactions	574	(40)	86	(55)
Net increase (decrease) in assets derived from
principal transactions	574	(40)	86	(55)
Total increase (decrease) in net assets	2,170	31	110	2,168
Net assets at December 31, 2009	$ 7,384	$ 337	$ 175	$ 8,576

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING MFS Total
	ING MFS Total	Return	ING MFS Total	ING MFS
	Return	Portfolio -	Return	Utilities
	Portfolio -	Institutional	Portfolio -	Portfolio -
	Adviser Class	Class	Service Class	Service Class
Net assets at January 1, 2008	$ 567	$ 81,146	$ 33,604	$ 37,523

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	24	3,506	1,362	775
Total realized gain (loss) on investments and
capital gains distributions	(25)	4,166	1,275	3,714
Net unrealized appreciation (depreciation)
of investments	(159)	(24,202)	(9,967)	(20,213)
Net increase (decrease) in net assets from operations	(160)	(16,530)	(7,330)	(15,724)
Changes from contract transactions:
Total unit transactions	90	(12,962)	(3,924)	2,976
Net increase (decrease) in assets derived from
principal transactions	90	(12,962)	(3,924)	2,976
Total increase (decrease) in net assets	(70)	(29,492)	(11,254)	(12,748)
Net assets at December 31, 2008	497	51,654	22,350	24,775

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	15	991	354	1,354
Total realized gain (loss) on investments and
capital gains distributions	(65)	(2,306)	(1,784)	(1,427)
Net unrealized appreciation (depreciation)
of investments	183	9,743	5,205	8,101
Net increase (decrease) in net assets from operations	133	8,428	3,775	8,028
Changes from contract transactions:
Total unit transactions	266	(1,728)	(442)	1,313
Net increase (decrease) in assets derived from
principal transactions	266	(1,728)	(442)	1,313
Total increase (decrease) in net assets	399	6,700	3,333	9,341
Net assets at December 31, 2009	$ 896	$ 58,354	$ 25,683	$ 34,116

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING	ING PIMCO		ING Pioneer
	Oppenheimer	High Yield	ING PIMCO	Equity Income
	Main Street	Portfolio -	High Yield	Portfolio -
	Portfolio® -	Institutional	Portfolio -	Institutional
	Service Class	Class	Service Class	Class
Net assets at January 1, 2008	$ 2,004	$ 800	$ 5,722	$ 156,482

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	31	56	404	2,906
Total realized gain (loss) on investments and
capital gains distributions	(453)	(79)	(586)	(2,534)
Net unrealized appreciation (depreciation)
of investments	(434)	(157)	(1,227)	(48,595)
Net increase (decrease) in net assets from operations	(856)	(180)	(1,409)	(48,223)
Changes from contract transactions:
Total unit transactions	194	(11)	149	3,109
Net increase (decrease) in assets derived from
principal transactions	194	(11)	149	3,109
Total increase (decrease) in net assets	(662)	(191)	(1,260)	(45,114)
Net assets at December 31, 2008	1,342	609	4,462	111,368

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5	129	610	(1,047)
Total realized gain (loss) on investments and
capital gains distributions	(323)	(6)	(446)	(7,004)
Net unrealized appreciation (depreciation)
of investments	453	503	3,028	22,114
Net increase (decrease) in net assets from operations	135	626	3,192	14,063
Changes from contract transactions:
Total unit transactions	(1,477)	2,191	5,009	(607)
Net increase (decrease) in assets derived from
principal transactions	(1,477)	2,191	5,009	(607)
Total increase (decrease) in net assets	(1,342)	2,817	8,201	13,456
Net assets at December 31, 2009	$ -	$ 3,426	$ 12,663	$ 124,824

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Pioneer	ING Pioneer		ING Pioneer
	Equity Income	Fund Portfolio -	ING Pioneer	Mid Cap Value
	Portfolio -	Institutional	Fund Portfolio -	Portfolio -
	Service Class	Class	Service Class	Adviser Class
Net assets at January 1, 2008	$ -	$ 16,489	$ 111	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	421	3	-
Total realized gain (loss) on investments and
capital gains distributions	-	261	2	(1)
Net unrealized appreciation (depreciation)
of investments	-	(6,636)	(53)	(1)
Net increase (decrease) in net assets from operations	-	(5,954)	(48)	(2)
Changes from contract transactions:
Total unit transactions	-	1,096	46	4
Net increase (decrease) in assets derived from
principal transactions	-	1,096	46	4
Total increase (decrease) in net assets	-	(4,858)	(2)	2
Net assets at December 31, 2008	-	11,631	109	2

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	100	2	-
Total realized gain (loss) on investments and
capital gains distributions	-	(1,124)	(6)	(1)
Net unrealized appreciation (depreciation)
of investments	-	3,893	83	1
Net increase (decrease) in net assets from operations	-	2,869	79	-
Changes from contract transactions:
Total unit transactions	3	547	165	(2)
Net increase (decrease) in assets derived from
principal transactions	3	547	165	(2)
Total increase (decrease) in net assets	3	3,416	244	(2)
Net assets at December 31, 2009	$ 3	$ 15,047	$ 353	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Pioneer			ING T. Rowe
	Mid Cap Value	ING Pioneer	ING Stock	Price Capital
	Portfolio -	Mid Cap Value	Index Portfolio -	Appreciation
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 1, 2008	$ 96,991	$ 16	$ 3,588	$ 168,990

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	996	3	112	6,214
Total realized gain (loss) on investments and
capital gains distributions	2,997	9	24	15,596
Net unrealized appreciation (depreciation)
of investments	(36,707)	(74)	(1,486)	(79,630)
Net increase (decrease) in net assets from operations	(32,714)	(62)	(1,350)	(57,820)
Changes from contract transactions:
Total unit transactions	1,187	250	134	47,698
Net increase (decrease) in assets derived from
principal transactions	1,187	250	134	47,698
Total increase (decrease) in net assets	(31,527)	188	(1,216)	(10,122)
Net assets at December 31, 2008	65,464	204	2,372	158,868

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	471	2	20	2,472
Total realized gain (loss) on investments and
capital gains distributions	(3,155)	(15)	(49)	(4,874)
Net unrealized appreciation (depreciation)
of investments	19,190	76	809	58,572
Net increase (decrease) in net assets from operations	16,506	63	780	56,170
Changes from contract transactions:
Total unit transactions	1,897	75	800	42,889
Net increase (decrease) in assets derived from
principal transactions	1,897	75	800	42,889
Total increase (decrease) in net assets	18,403	138	1,580	99,059
Net assets at December 31, 2009	$ 83,867	$ 342	$ 3,952	$ 257,927

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING Templeton
	Price Equity	Price Equity	Global Growth	ING Templeton
	Income	Income	Portfolio -	Global Growth
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Adviser Class	Service Class	Class	Service Class
Net assets at January 1, 2008	$ 1,151	$ 101,704	$ 1,186	$ 2,833

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	32	3,165	3	(1)
Total realized gain (loss) on investments and
capital gains distributions	8	7,576	19	(4)
Net unrealized appreciation (depreciation)
of investments	(532)	(49,945)	(514)	(1,297)
Net increase (decrease) in net assets from operations	(492)	(39,204)	(492)	(1,302)
Changes from contract transactions:
Total unit transactions	259	12,008	80	579
Net increase (decrease) in assets derived from
principal transactions	259	12,008	80	579
Total increase (decrease) in net assets	(233)	(27,196)	(412)	(723)
Net assets at December 31, 2008	918	74,508	774	2,110

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	14	917	15	35
Total realized gain (loss) on investments and
capital gains distributions	(89)	(1,868)	(213)	(277)
Net unrealized appreciation (depreciation)
of investments	339	21,745	432	1,046
Net increase (decrease) in net assets from operations	264	20,794	234	804
Changes from contract transactions:
Total unit transactions	207	15,504	(270)	611
Net increase (decrease) in assets derived from
principal transactions	207	15,504	(270)	611
Total increase (decrease) in net assets	471	36,298	(36)	1,415
Net assets at December 31, 2009	$ 1,389	$ 110,806	$ 738	$ 3,525

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Van		ING Van
	Kampen Capital	ING Van	Kampen	ING Wells
	Growth	Kampen Capital	Growth and	Fargo Small
	Portfolio -	Growth	Income	Cap Disciplined
	Institutional	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ -	$ 87	$ 17,288	$ 1,022

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	(1)	475	(1)
Total realized gain (loss) on investments and
capital gains distributions	(90)	(11)	716	(192)
Net unrealized appreciation (depreciation)
of investments	(94)	(132)	(7,115)	(231)
Net increase (decrease) in net assets from operations	(186)	(144)	(5,924)	(424)
Changes from contract transactions:
Total unit transactions	548	202	1,747	349
Net increase (decrease) in assets derived from
principal transactions	548	202	1,747	349
Total increase (decrease) in net assets	362	58	(4,177)	(75)
Net assets at December 31, 2008	362	145	13,111	947

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	17	-	76	(2)
Total realized gain (loss) on investments and
capital gains distributions	136	(84)	(1,313)	(226)
Net unrealized appreciation (depreciation)
of investments	94	123	4,644	572
Net increase (decrease) in net assets from operations	247	39	3,407	344
Changes from contract transactions:
Total unit transactions	(609)	(184)	1,747	213
Net increase (decrease) in assets derived from
principal transactions	(609)	(184)	1,747	213
Total increase (decrease) in net assets	(362)	(145)	5,154	557
Net assets at December 31, 2009	$ -	$ -	$ 18,265	$ 1,504

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			ING	ING
	ING Money		International	International
	Market	ING Global	Capital	Growth
	Portfolio -	Real Estate	Appreciation	Opportunities
	Class I	Fund - Class A	Fund - Class I	Fund - Class Q
Net assets at January 1, 2008	$ 520,246	$ -	$ -	$ 11

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	22,627	-	-	-
Total realized gain (loss) on investments and
capital gains distributions	1,312	-	-	-
Net unrealized appreciation (depreciation)
of investments	(14,424)	-	-	(8)
Net increase (decrease) in net assets from operations	9,515	-	-	(8)
Changes from contract transactions:
Total unit transactions	11,258	-	-	4
Net increase (decrease) in assets derived from
principal transactions	11,258	-	-	4
Total increase (decrease) in net assets	20,773	-	-	(4)
Net assets at December 31, 2008	541,019	-	-	7

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,492)	1	-	-
Total realized gain (loss) on investments and
capital gains distributions	202	-	-	(5)
Net unrealized appreciation (depreciation)
of investments	-	(1)	-	8
Net increase (decrease) in net assets from operations	(2,290)	-	-	3
Changes from contract transactions:
Total unit transactions	(135,228)	24	3	(10)
Net increase (decrease) in assets derived from
principal transactions	(135,228)	24	3	(10)
Total increase (decrease) in net assets	(137,518)	24	3	(7)
Net assets at December 31, 2009	$ 403,501	$ 24	$ 3	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING	ING American	ING American	ING American
	International	Century Large	Century Large	Century Small-
	SmallCap	Company Value	Company Value	Mid Cap Value
	Multi-Manager	Portfolio -	Portfolio -	Portfolio -
	Fund - Class A	Adviser Class	Service Class	Adviser Class
Net assets at January 1, 2008	$ 2,221	$ 86	$ 4,430	$ 37

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	29	10	475	1
Total realized gain (loss) on investments and
capital gains distributions	(92)	30	729	(7)
Net unrealized appreciation (depreciation)
of investments	(1,196)	(75)	(2,931)	(10)
Net increase (decrease) in net assets from operations	(1,259)	(35)	(1,727)	(16)
Changes from contract transactions:
Total unit transactions	299	27	114	18
Net increase (decrease) in assets derived from
principal transactions	299	27	114	18
Total increase (decrease) in net assets	(960)	(8)	(1,613)	2
Net assets at December 31, 2008	1,261	78	2,817	39

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	14	1	29	-
Total realized gain (loss) on investments and
capital gains distributions	(386)	(79)	(3,026)	(6)
Net unrealized appreciation (depreciation)
of investments	944	78	2,988	16
Net increase (decrease) in net assets from operations	572	-	(9)	10
Changes from contract transactions:
Total unit transactions	(191)	(78)	(2,808)	3
Net increase (decrease) in assets derived from
principal transactions	(191)	(78)	(2,808)	3
Total increase (decrease) in net assets	381	(78)	(2,817)	13
Net assets at December 31, 2009	$ 1,642	$ -	$ -	$ 52

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING American		ING Baron	ING Baron
	Century Small-		Small Cap	Small Cap
	Mid Cap Value	ING Baron	Growth	Growth
	Portfolio -	Asset Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Adviser Class	Service Class
Net assets at January 1, 2008	$ 28,635	$ 3,217	$ 257	$ 108,700

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(43)	(23)	(1)	(814)
Total realized gain (loss) on investments and
capital gains distributions	2,748	(40)	(27)	4,779
Net unrealized appreciation (depreciation)
of investments	(10,546)	(1,397)	(109)	(50,479)
Net increase (decrease) in net assets from operations	(7,841)	(1,460)	(137)	(46,514)
Changes from contract transactions:
Total unit transactions	1,281	369	96	4,050
Net increase (decrease) in assets derived from
principal transactions	1,281	369	96	4,050
Total increase (decrease) in net assets	(6,560)	(1,091)	(41)	(42,464)
Net assets at December 31, 2008	22,075	2,126	216	66,236

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	237	(21)	(2)	(695)
Total realized gain (loss) on investments and
capital gains distributions	(1,004)	(310)	(34)	73
Net unrealized appreciation (depreciation)
of investments	9,487	1,082	223	25,057
Net increase (decrease) in net assets from operations	8,720	751	187	24,435
Changes from contract transactions:
Total unit transactions	5,200	145	544	9,645
Net increase (decrease) in assets derived from
principal transactions	5,200	145	544	9,645
Total increase (decrease) in net assets	13,920	896	731	34,080
Net assets at December 31, 2009	$ 35,995	$ 3,022	$ 947	$ 100,316

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

ING Columbia
	Small Cap	ING Columbia	ING Davis New	ING Fidelity®
	Value	Small Cap	York Venture	VIP Mid Cap
	Portfolio -	Value Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Service Class
Net assets at January 1, 2008	$ -	$ 796	$ 11,313	$ 4,044

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(9)	(26)	(14)
Total realized gain (loss) on investments and
capital gains distributions	-	(33)	18	411
Net unrealized appreciation (depreciation)
of investments	-	(377)	(5,140)	(4,082)
Net increase (decrease) in net assets from operations	-	(419)	(5,148)	(3,685)
Changes from contract transactions:
Total unit transactions	-	576	2,424	6,348
Net increase (decrease) in assets derived from
principal transactions	-	576	2,424	6,348
Total increase (decrease) in net assets	-	157	(2,724)	2,663
Net assets at December 31, 2008	-	953	8,589	6,707

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	3	(26)	352
Total realized gain (loss) on investments and
capital gains distributions	-	(181)	(394)	212
Net unrealized appreciation (depreciation)
of investments	3	445	3,305	2,130
Net increase (decrease) in net assets from operations	3	267	2,885	2,694
Changes from contract transactions:
Total unit transactions	18	221	1,307	449
Net increase (decrease) in assets derived from
principal transactions	18	221	1,307	449
Total increase (decrease) in net assets	21	488	4,192	3,143
Net assets at December 31, 2009	$ 21	$ 1,441	$ 12,781	$ 9,850

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Index	ING Index	ING Index	ING Index
	Solution 2015	Solution 2025	Solution 2035	Solution 2045
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Adviser Class	Adviser Class
Net assets at January 1, 2008	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments and
capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation)
of investments	1	2	1	-
Net increase (decrease) in net assets from operations	1	2	1	-
Changes from contract transactions:
Total unit transactions	36	79	50	6
Net increase (decrease) in assets derived from		-
principal transactions	36	79	50	6
Total increase (decrease) in net assets	37	81	51	6
Net assets at December 31, 2008	37	81	51	6

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(2)	(1)	-
Total realized gain (loss) on investments and
capital gains distributions	17	-	-	-
Net unrealized appreciation (depreciation)
of investments	8	80	58	17
Net increase (decrease) in net assets from operations	25	78	57	17
Changes from contract transactions:
Total unit transactions	115	508	242	118
Net increase (decrease) in assets derived from
principal transactions	115	508	242	118
Total increase (decrease) in net assets	140	586	299	135
Net assets at December 31, 2009	$ 177	$ 667	$ 350	$ 141

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING Legg
				Mason Partners
	ING Index	ING JPMorgan	ING JPMorgan	Aggressive
	Solution Income	Mid Cap Value	Mid Cap Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Service Class	Adviser Class
Net assets at January 1, 2008	$ -	$ 386	$ 34,984	$ 96

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	4	305	-
Total realized gain (loss) on investments and
capital gains distributions	-	(37)	2,533	(10)
Net unrealized appreciation (depreciation)
of investments	-	(85)	(13,907)	(27)
Net increase (decrease) in net assets from operations	-	(118)	(11,069)	(37)
Changes from contract transactions:
Total unit transactions	1	(23)	(2,795)	1
Net increase (decrease) in assets derived from
principal transactions	1	(23)	(2,795)	1
Total increase (decrease) in net assets	1	(141)	(13,864)	(36)
Net assets at December 31, 2008	1	245	21,120	60

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	2	74	-
Total realized gain (loss) on investments and
capital gains distributions	2	(32)	(789)	(30)
Net unrealized appreciation (depreciation)
of investments	5	86	6,054	60
Net increase (decrease) in net assets from operations	7	56	5,339	30
Changes from contract transactions:
Total unit transactions	51	(9)	90	19
Net increase (decrease) in assets derived from
principal transactions	51	(9)	90	19
Total increase (decrease) in net assets	58	47	5,429	49
Net assets at December 31, 2009	$ 59	$ 292	$ 26,549	$ 109
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Legg	ING Legg
	Mason Partners	Mason Partners	ING Neuberger	ING
	Aggressive	Aggressive	Berman	Oppenheimer
	Growth	Growth	Partners	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Adviser Class
Net assets at January 1, 2008	$ 161,023	$ 87	$ 2,266	$ 365

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,316)	(1)	(24)	6
Total realized gain (loss) on investments and
capital gains distributions	(20,709)	1	(325)	(31)
Net unrealized appreciation (depreciation)
of investments	(37,274)	(67)	(1,673)	(148)
Net increase (decrease) in net assets from operations	(59,299)	(67)	(2,022)	(173)
Changes from contract transactions:
Total unit transactions	(17,346)	100	1,722	46
Net increase (decrease) in assets derived from
principal transactions	(17,346)	100	1,722	46
Total increase (decrease) in net assets	(76,645)	33	(300)	(127)
Net assets at December 31, 2008	84,378	120	1,966	238

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(919)	(1)	90	4
Total realized gain (loss) on investments and
capital gains distributions	(10,629)	(17)	(1,541)	(73)
Net unrealized appreciation (depreciation)
of investments	36,234	56	1,725	179
Net increase (decrease) in net assets from operations	24,686	38	274	110
Changes from contract transactions:
Total unit transactions	(6,136)	(7)	(2,240)	35
Net increase (decrease) in assets derived from
principal transactions	(6,136)	(7)	(2,240)	35
Total increase (decrease) in net assets	18,550	31	(1,966)	145
Net assets at December 31, 2009	$ 102,928	$ 151	$ -	$ 383

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			ING	ING
	ING	ING	Oppenheimer	Oppenheimer
	Oppenheimer	Oppenheimer	Strategic	Strategic
	Global	Global	Income	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2008	$ 840,722	$ 439	$ 275	$ 125,688

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8,163	4	17	5,472
Total realized gain (loss) on investments and
capital gains distributions	62,486	15	(13)	503
Net unrealized appreciation (depreciation)
of investments	(385,205)	(191)	(65)	(28,238)
Net increase (decrease) in net assets from operations	(314,556)	(172)	(61)	(22,263)
Changes from contract transactions:
Total unit transactions	(102,226)	-	44	5,942
Net increase (decrease) in assets derived from
principal transactions	(102,226)	-	44	5,942
Total increase (decrease) in net assets	(416,782)	(172)	(17)	(16,321)
Net assets at December 31, 2008	423,940	267	258	109,367

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	7,011	4	6	3,829
Total realized gain (loss) on investments and
capital gains distributions	(969)	(2)	(38)	(814)
Net unrealized appreciation (depreciation)
of investments	147,827	123	71	18,632
Net increase (decrease) in net assets from operations	153,869	125	39	21,647
Changes from contract transactions:
Total unit transactions	(28,016)	94	(58)	1,921
Net increase (decrease) in assets derived from
principal transactions	(28,016)	94	(58)	1,921
Total increase (decrease) in net assets	125,853	219	(19)	23,568
Net assets at December 31, 2009	$ 549,793	$ 486	$ 239	$ 132,935

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

ING
Oppenheimer
	Strategic	ING PIMCO	ING PIMCO	ING Pioneer
	Income	Total Return	Total Return	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Service Class	Initial Class
Net assets at January 1, 2008	$ 3,826	$ 554	$ 83,010	$ 5,184

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	7	36	4,074	347
Total realized gain (loss) on investments and
capital gains distributions	7	12	1,587	(197)
Net unrealized appreciation (depreciation)
of investments	(26)	(70)	(7,862)	(1,867)
Net increase (decrease) in net assets from operations	(12)	(22)	(2,201)	(1,717)
Changes from contract transactions:
Total unit transactions	(3,598)	338	24,040	500
Net increase (decrease) in assets derived from
principal transactions	(3,598)	338	24,040	500
Total increase (decrease) in net assets	(3,610)	316	21,839	(1,217)
Net assets at December 31, 2008	216	870	104,849	3,967

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	18	29	3,284	491
Total realized gain (loss) on investments and
capital gains distributions	(13)	17	5,765	(527)
Net unrealized appreciation (depreciation)
of investments	105	66	6,030	3,752
Net increase (decrease) in net assets from operations	110	112	15,079	3,716
Changes from contract transactions:
Total unit transactions	283	233	55,253	5,825
Net increase (decrease) in assets derived from
principal transactions	283	233	55,253	5,825
Total increase (decrease) in net assets	393	345	70,332	9,541
Net assets at December 31, 2009	$ 609	$ 1,215	$ 175,181	$ 13,508

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

ING Pioneer
	High Yield	ING Solution	ING Solution	ING Solution
	Portfolio -	2015 Portfolio -	2015 Portfolio -	2025 Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class
Net assets at January 1, 2008	$ 95	$ 9,750	$ 30,299	$ 12,103

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	6	120	252	98
Total realized gain (loss) on investments and
capital gains distributions	1	216	656	293
Net unrealized appreciation (depreciation)
of investments	(41)	(3,943)	(10,651)	(6,064)
Net increase (decrease) in net assets from operations	(34)	(3,607)	(9,743)	(5,673)
Changes from contract transactions:
Total unit transactions	20	4,478	7,869	5,598
Net increase (decrease) in assets derived from
principal transactions	20	4,478	7,869	5,598
Total increase (decrease) in net assets	(14)	871	(1,874)	(75)
Net assets at December 31, 2008	81	10,621	28,425	12,028

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	7	391	1,105	373
Total realized gain (loss) on investments and
capital gains distributions	(1)	(491)	(526)	(454)
Net unrealized appreciation (depreciation)
of investments	55	2,526	6,545	3,695
Net increase (decrease) in net assets from operations	61	2,426	7,124	3,614
Changes from contract transactions:
Total unit transactions	39	1,397	8,810	2,476
Net increase (decrease) in assets derived from
principal transactions	39	1,397	8,810	2,476
Total increase (decrease) in net assets	100	3,823	15,934	6,090
Net assets at December 31, 2009	$ 181	$ 14,444	$ 44,359	$ 18,118

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2025 Portfolio -	2035 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Service Class	Adviser Class	Service Class	Adviser Class
Net assets at January 1, 2008	$ 39,563	$ 9,830	$ 27,544	$ 7,858

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	208	79	150	44
Total realized gain (loss) on investments and
capital gains distributions	960	302	878	170
Net unrealized appreciation (depreciation)
of investments	(18,098)	(5,470)	(14,504)	(4,003)
Net increase (decrease) in net assets from operations	(16,930)	(5,089)	(13,476)	(3,789)
Changes from contract transactions:
Total unit transactions	15,303	5,026	13,643	2,396
Net increase (decrease) in assets derived from
principal transactions	15,303	5,026	13,643	2,396
Total increase (decrease) in net assets	(1,627)	(63)	167	(1,393)
Net assets at December 31, 2008	37,936	9,767	27,711	6,465

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,207	267	809	148
Total realized gain (loss) on investments and
capital gains distributions	(1,060)	(290)	(353)	(254)
Net unrealized appreciation (depreciation)
of investments	11,400	3,458	9,824	2,456
Net increase (decrease) in net assets from operations	11,547	3,435	10,280	2,350
Changes from contract transactions:
Total unit transactions	15,023	2,860	14,321	2,350
Net increase (decrease) in assets derived from
principal transactions	15,023	2,860	14,321	2,350
Total increase (decrease) in net assets	26,570	6,295	24,601	4,700
Net assets at December 31, 2009	$ 64,506	$ 16,062	$ 52,312	$ 11,165

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING Solution
		Growth and	ING Solution	ING Solution
	ING Solution	Income	Growth	Income
	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Adviser Class
Net assets at January 1, 2008	$ 17,462	$ -	$ -	$ 7,427

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	42	(1)	(1)	114
Total realized gain (loss) on investments and
capital gains distributions	613	(26)	(52)	121
Net unrealized appreciation (depreciation)
of investments	(9,919)	(7)	(7)	(1,905)
Net increase (decrease) in net assets from operations	(9,264)	(34)	(60)	(1,670)
Changes from contract transactions:
Total unit transactions	9,490	659	234	2,352
Net increase (decrease) in assets derived from
principal transactions	9,490	659	234	2,352
Total increase (decrease) in net assets	226	625	174	682
Net assets at December 31, 2008	17,688	625	174	8,109

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	415	2	-	393
Total realized gain (loss) on investments and
capital gains distributions	(73)	(4)	(1)	(292)
Net unrealized appreciation (depreciation)
of investments	7,006	187	98	1,100
Net increase (decrease) in net assets from operations	7,348	185	97	1,201
Changes from contract transactions:
Total unit transactions	11,039	719	466	(734)
Net increase (decrease) in assets derived from
principal transactions	11,039	719	466	(734)
Total increase (decrease) in net assets	18,387	904	563	467
Net assets at December 31, 2009	$ 36,075	$ 1,529	$ 737	$ 8,576

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING T. Rowe	ING T. Rowe	ING T. Rowe
		Price	Price	Price
	ING Solution	Diversified Mid	Diversified Mid	Diversified Mid
	Income	Cap Growth	Cap Growth	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class
Net assets at January 1, 2008	$ 7,385	$ 365	$ 389,300	$ 514

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	83	(1)	(1,791)	(3)
Total realized gain (loss) on investments and
capital gains distributions	(59)	(5)	48,267	41
Net unrealized appreciation (depreciation)
of investments	(1,545)	(174)	(208,361)	(254)
Net increase (decrease) in net assets from operations	(1,521)	(180)	(161,885)	(216)
Changes from contract transactions:
Total unit transactions	1,085	27	(27,342)	(26)
Net increase (decrease) in assets derived from
principal transactions	1,085	27	(27,342)	(26)
Total increase (decrease) in net assets	(436)	(153)	(189,227)	(242)
Net assets at December 31, 2008	6,949	212	200,073	272

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	380	(1)	(1,302)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(259)	(50)	(6,810)	(88)
Net unrealized appreciation (depreciation)
of investments	1,116	149	95,806	223
Net increase (decrease) in net assets from operations	1,237	98	87,694	134
Changes from contract transactions:
Total unit transactions	1,192	3	(6,011)	(38)
Net increase (decrease) in assets derived from
principal transactions	1,192	3	(6,011)	(38)
Total increase (decrease) in net assets	2,429	101	81,683	96
Net assets at December 31, 2009	$ 9,378	$ 313	$ 281,756	$ 368

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Growth	Price Growth	Price Growth	ING Templeton
	Equity	Equity	Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2008	$ 1,155	275,025	$ 1,234	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	706	5	4
Total realized gain (loss) on investments and
capital gains distributions	(76)	9,203	76	(17)
Net unrealized appreciation (depreciation)
of investments	(464)	(120,189)	(750)	(76)
Net increase (decrease) in net assets from operations	(541)	(110,280)	(669)	(89)
Changes from contract transactions:
Total unit transactions	129	(22,970)	453	232
Net increase (decrease) in assets derived from
principal transactions	129	(22,970)	453	232
Total increase (decrease) in net assets	(412)	(133,250)	(216)	143
Net assets at December 31, 2008	743	141,775	1,018	143

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(3)	(1,329)	(9)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(71)	(2,986)	(59)	(8)
Net unrealized appreciation (depreciation)
of investments	386	62,249	519	62
Net increase (decrease) in net assets from operations	312	57,934	451	53
Changes from contract transactions:
Total unit transactions	15	1,158	129	19
Net increase (decrease) in assets derived from
principal transactions	15	1,158	129	19
Total increase (decrease) in net assets	327	59,092	580	72
Net assets at December 31, 2009	$ 1,070	$ 200,867	$ 1,598	$ 215

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Templeton	ING Templeton	ING Thornburg	ING Thornburg
	Foreign Equity	Foreign Equity	Value	Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Adviser Class	Initial Class
Net assets at January 1, 2008	$ -	$ 5,433	$ 521	$ 113,433

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,774	(15)	(1)	(429)
Total realized gain (loss) on investments and
capital gains distributions	(3,433)	(81)	(33)	(3,171)
Net unrealized appreciation (depreciation)
of investments	(48,104)	(155)	(179)	(40,240)
Net increase (decrease) in net assets from operations	(49,763)	(251)	(213)	(43,840)
Changes from contract transactions:
Total unit transactions	125,371	(5,142)	(13)	(8,107)
Net increase (decrease) in assets derived from
principal transactions	125,371	(5,142)	(13)	(8,107)
Total increase (decrease) in net assets	75,608	(5,393)	(226)	(51,947)
Net assets at December 31, 2008	75,608	40	295	61,486

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(792)	-	2	143
Total realized gain (loss) on investments and
capital gains distributions	(5,148)	(8)	(16)	(2,099)
Net unrealized appreciation (depreciation)
of investments	27,834	24	144	28,248
Net increase (decrease) in net assets from operations	21,894	16	130	26,292
Changes from contract transactions:
Total unit transactions	(3,478)	1	4	2,029
Net increase (decrease) in assets derived from
principal transactions	(3,478)	1	4	2,029
Total increase (decrease) in net assets	18,416	17	134	28,321
Net assets at December 31, 2009	$ 94,024	$ 57	$ 429	$ 89,807

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING UBS U.S.	ING UBS U.S.	ING UBS U.S.	ING Van
	Large Cap	Large Cap	Large Cap	Kampen
	Equity	Equity	Equity	Comstock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Initial Class	Service Class	Adviser Class
Net assets at January 1, 2008	$ 13	$ 126,472	$ 6	$ 382

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	1,274	-	8
Total realized gain (loss) on investments and
capital gains distributions	-	(10,767)	-	(66)
Net unrealized appreciation (depreciation)
of investments	(24)	(36,911)	(4)	(77)
Net increase (decrease) in net assets from operations	(23)	(46,404)	(4)	(135)
Changes from contract transactions:
Total unit transactions	53	(15,791)	4	(41)
Net increase (decrease) in assets derived from
principal transactions	53	(15,791)	4	(41)
Total increase (decrease) in net assets	30	(62,195)	-	(176)
Net assets at December 31, 2008	43	64,277	6	206

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	320	-	4
Total realized gain (loss) on investments and
capital gains distributions	(6)	(2,997)	-	(24)
Net unrealized appreciation (depreciation)
of investments	23	20,656	2	75
Net increase (decrease) in net assets from operations	18	17,979	2	55
Changes from contract transactions:
Total unit transactions	16	(5,919)	2	23
Net increase (decrease) in assets derived from
principal transactions	16	(5,919)	2	23
Total increase (decrease) in net assets	34	12,060	4	78
Net assets at December 31, 2009	$ 77	$ 76,337	$ 10	$ 284

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Van	ING Van	ING Van	ING Van
	Kampen	Kampen Equity	Kampen Equity	Kampen Equity
	Comstock	and Income	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Initial Class	Service Class
Net assets at January 1, 2008	$ 83,912	$ 203	$ 325,269	$ 188

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,712	17	11,260	7
Total realized gain (loss) on investments and
capital gains distributions	1,802	(15)	14,899	6
Net unrealized appreciation (depreciation)
of investments	(31,217)	(113)	(98,950)	(62)
Net increase (decrease) in net assets from operations	(27,703)	(111)	(72,791)	(49)
Changes from contract transactions:
Total unit transactions	(13,235)	216	(35,482)	18
Net increase (decrease) in assets derived from
principal transactions	(13,235)	216	(35,482)	18
Total increase (decrease) in net assets	(40,938)	105	(108,273)	(31)
Net assets at December 31, 2008	42,974	308	216,996	157

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	642	5	2,159	1
Total realized gain (loss) on investments and
capital gains distributions	(4,042)	(6)	(6,184)	(45)
Net unrealized appreciation (depreciation)
of investments	14,531	84	47,036	64
Net increase (decrease) in net assets from operations	11,131	83	43,011	20
Changes from contract transactions:
Total unit transactions	(2,822)	101	(19,228)	(28)
Net increase (decrease) in assets derived from
principal transactions	(2,822)	101	(19,228)	(28)
Total increase (decrease) in net assets	8,309	184	23,783	(8)
Net assets at December 31, 2009	$ 51,283	$ 492	$ 240,779	$ 149

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING Strategic	ING Strategic	ING Strategic
		Allocation	Allocation	Allocation
	ING Growth	Conservative	Growth	Moderate
	and Income	Portfolio -	Portfolio -	Portfolio -
	Fund - Class A	Class I	Class I	Class I
Net assets at January 1, 2008	$ -	$ 37,661	$ 84,589	$ 73,150

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	1,060	999	1,294
Total realized gain (loss) on investments and
capital gains distributions	-	1,590	7,057	7,253
Net unrealized appreciation (depreciation)
of investments	-	(11,399)	(37,541)	(30,451)
Net increase (decrease) in net assets from operations	-	(8,749)	(29,485)	(21,904)
Changes from contract transactions:
Total unit transactions	-	(3,072)	(6,229)	(4,721)
Net increase (decrease) in assets derived from
principal transactions	-	(3,072)	(6,229)	(4,721)
Total increase (decrease) in net assets	-	(11,821)	(35,714)	(26,625)
Net assets at December 31, 2008	-	25,840	48,875	46,525

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	1,923	4,561	3,959
Total realized gain (loss) on investments and
capital gains distributions	2	(2,300)	(75)	(1,621)
Net unrealized appreciation (depreciation)
of investments	25	4,489	6,959	6,870
Net increase (decrease) in net assets from operations	27	4,112	11,445	9,208
Changes from contract transactions:
Total unit transactions	102	(639)	33	327
Net increase (decrease) in assets derived from
principal transactions	102	(639)	33	327
Total increase (decrease) in net assets	129	3,473	11,478	9,535
Net assets at December 31, 2009	$ 129	$ 29,313	$ 60,353	$ 56,060

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Growth	ING Growth	ING Growth
	and Income	and Income	and Income	ING GET U.S.
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	Class A	Class I	Class S	Series 3
Net assets at January 1, 2008	$ 158	$ 1,758,568	$ 101	$ 23,204

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	4,079	4	161
Total realized gain (loss) on investments and
capital gains distributions	(56)	(101,523)	(17)	1,008
Net unrealized appreciation (depreciation)
of investments	(138)	(526,910)	(156)	(2,178)
Net increase (decrease) in net assets from operations	(190)	(624,354)	(169)	(1,009)
Changes from contract transactions:
Total unit transactions	403	(207,576)	373	(4,537)
Net increase (decrease) in assets derived from
principal transactions	403	(207,576)	373	(4,537)
Total increase (decrease) in net assets	213	(831,930)	204	(5,546)
Net assets at December 31, 2008	371	926,638	305	17,658

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	3,930	7	319
Total realized gain (loss) on investments and
capital gains distributions	(74)	(86,235)	(22)	(1,345)
Net unrealized appreciation (depreciation)
of investments	146	328,821	162	917
Net increase (decrease) in net assets from operations	75	246,516	147	(109)
Changes from contract transactions:
Total unit transactions	(43)	(89,022)	432	(17,549)
Net increase (decrease) in assets derived from
principal transactions	(43)	(89,022)	432	(17,549)
Total increase (decrease) in net assets	32	157,494	579	(17,658)
Net assets at December 31, 2009	$ 403	$ 1,084,132	$ 884	$ -

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8
Net assets at January 1, 2008	$ 660	$ 2,918	$ 2,516	$ 969

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	5	12	2
Total realized gain (loss) on investments and
capital gains distributions	87	367	402	147
Net unrealized appreciation (depreciation)
of investments	(141)	(584)	(569)	(225)
Net increase (decrease) in net assets from operations	(55)	(212)	(155)	(76)
Changes from contract transactions:
Total unit transactions	(124)	(471)	(325)	(119)
Net increase (decrease) in assets derived from
principal transactions	(124)	(471)	(325)	(119)
Total increase (decrease) in net assets	(179)	(683)	(480)	(195)
Net assets at December 31, 2008	481	2,235	2,036	774

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8	7	14	3
Total realized gain (loss) on investments and
capital gains distributions	(20)	(69)	(93)	(118)
Net unrealized appreciation (depreciation)
of investments	11	57	62	110
Net increase (decrease) in net assets from operations	(1)	(5)	(17)	(5)
Changes from contract transactions:
Total unit transactions	(60)	(249)	(304)	(419)
Net increase (decrease) in assets derived from
principal transactions	(60)	(249)	(304)	(419)
Total increase (decrease) in net assets	(61)	(254)	(321)	(424)
Net assets at December 31, 2009	$ 420	$ 1,981	$ 1,715	$ 350

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING BlackRock
				Science and
				Technology
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Opportunities
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -
	Series 9	Series 10	Series 11	Class I
Net assets at January 1, 2008	$ 164	$ 76	$ 47	$ 42,834

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	1	-	(319)
Total realized gain (loss) on investments and
capital gains distributions	28	13	6	2,373
Net unrealized appreciation (depreciation)
of investments	(40)	(18)	(7)	(18,274)
Net increase (decrease) in net assets from operations	(12)	(4)	(1)	(16,220)
Changes from contract transactions:
Total unit transactions	(10)	(2)	(14)	(3,218)
Net increase (decrease) in assets derived from
principal transactions	(10)	(2)	(14)	(3,218)
Total increase (decrease) in net assets	(22)	(6)	(15)	(19,438)
Net assets at December 31, 2008	142	70	32	23,396

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	1	-	(291)
Total realized gain (loss) on investments and
capital gains distributions	(1)	-	-	333
Net unrealized appreciation (depreciation)
of investments	-	(2)	(1)	13,177
Net increase (decrease) in net assets from operations	-	(1)	(1)	13,219
Changes from contract transactions:
Total unit transactions	(1)	(1)	-	5,438
Net increase (decrease) in assets derived from
principal transactions	(1)	(1)	-	5,438
Total increase (decrease) in net assets	(1)	(2)	(1)	18,657
Net assets at December 31, 2009	$ 141	$ 68	$ 31	$ 42,053

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Index Plus	ING Index Plus	ING Index Plus	ING Index Plus
	LargeCap	LargeCap	MidCap	MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S
Net assets at January 1, 2008	$ 469,092	$ 334	$ 381,531	343

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3,904	4	1,349	3
Total realized gain (loss) on investments and
capital gains distributions	17,274	(30)	46,938	(27)
Net unrealized appreciation (depreciation)
of investments	(184,448)	(137)	(183,479)	(123)
Net increase (decrease) in net assets from operations	(163,270)	(163)	(135,192)	(147)
Changes from contract transactions:
Total unit transactions	(58,354)	154	(33,827)	64
Net increase (decrease) in assets derived from
principal transactions	(58,354)	154	(33,827)	64
Total increase (decrease) in net assets	(221,624)	(9)	(169,019)	(83)
Net assets at December 31, 2008	247,468	325	212,512	260

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5,478	8	1,852	3
Total realized gain (loss) on investments and
capital gains distributions	(9,310)	(16)	(3,916)	(30)
Net unrealized appreciation (depreciation)
of investments	55,291	76	66,603	124
Net increase (decrease) in net assets from operations	51,459	68	64,539	97
Changes from contract transactions:
Total unit transactions	(15,486)	(18)	(2,979)	115
Net increase (decrease) in assets derived from
principal transactions	(15,486)	(18)	(2,979)	115
Total increase (decrease) in net assets	35,973	50	61,560	212
Net assets at December 31, 2009	$ 283,441	$ 375	$ 274,072	$ 472

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				ING
	ING Index Plus	ING Index Plus	ING	International
	SmallCap	SmallCap	International	Index
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S
Net assets at January 1, 2008	$ 151,310	$ 90	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	6	-	3	-
Total realized gain (loss) on investments and
capital gains distributions	7,167	(10)	(58)	-
Net unrealized appreciation (depreciation)
of investments	(54,249)	(7)	1	-
Net increase (decrease) in net assets from operations	(47,076)	(17)	(54)	-
Changes from contract transactions:
Total unit transactions	(18,463)	(15)	274	-
Net increase (decrease) in assets derived from
principal transactions	(18,463)	(15)	274	-
Total increase (decrease) in net assets	(65,539)	(32)	220	-
Net assets at December 31, 2008	85,771	58	220	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	822	1	(79)	-
Total realized gain (loss) on investments and
capital gains distributions	(4,696)	(16)	170	-
Net unrealized appreciation (depreciation)
of investments	23,988	41	1,566	2
Net increase (decrease) in net assets from operations	20,114	26	1,657	2
Changes from contract transactions:
Total unit transactions	(2,370)	38	17,530	17
Net increase (decrease) in assets derived from
principal transactions	(2,370)	38	17,530	17
Total increase (decrease) in net assets	17,744	64	19,187	19
Net assets at December 31, 2009	$ 103,515	$ 122	$ 19,407	$ 19

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

ING
	Opportunistic	ING	ING Russell™	ING Russell™
	Large Cap	Opportunistic	Large Cap	Large Cap
	Growth	Large Cap	Growth Index	Growth Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S
Net assets at January 1, 2008	$ 62,321	$ 82,179	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(105)	707	-	-
Total realized gain (loss) on investments and
capital gains distributions	(1,150)	9,867	-	-
Net unrealized appreciation (depreciation)
of investments	(25,054)	(37,665)	-	-
Net increase (decrease) in net assets from operations	(26,309)	(27,091)	-	-
Changes from contract transactions:
Total unit transactions	(5,598)	(10,762)	-	-
Net increase (decrease) in assets derived from
principal transactions	(5,598)	(10,762)	-	-
Total increase (decrease) in net assets	(31,907)	(37,853)	-	-
Net assets at December 31, 2008	30,414	44,326	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	122	830	(12)	(1)
Total realized gain (loss) on investments and
capital gains distributions	(3,369)	(1,509)	75	1
Net unrealized appreciation (depreciation)
of investments	8,317	9,421	375	51
Net increase (decrease) in net assets from operations	5,070	8,742	438	51
Changes from contract transactions:
Total unit transactions	(35,484)	28,974	2,334	302
Net increase (decrease) in assets derived from
principal transactions	(35,484)	28,974	2,334	302
Total increase (decrease) in net assets	(30,414)	37,716	2,772	353
Net assets at December 31, 2009	$ -	$ 82,042	$ 2,772	$ 353

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		ING Russell™	ING Russell™	ING Russell™
	ING Russell™	Large Cap	Large Cap	Mid Cap
	Large Cap	Value Index	Value Index	Growth Index
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class S
Net assets at January 1, 2008	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	25	-	-	-
Total realized gain (loss) on investments and
capital gains distributions	(44)	-	-	-
Net unrealized appreciation (depreciation)
of investments	(60)	-	-	-
Net increase (decrease) in net assets from operations	(79)	-	-	-
Changes from contract transactions:
Total unit transactions	2,754	-	-	-
Net increase (decrease) in assets derived from
principal transactions	2,754	-	-	-
Total increase (decrease) in net assets	2,675	-	-	-
Net assets at December 31, 2008	2,675	-	-	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(54)	-	(8)	(11)
Total realized gain (loss) on investments and
capital gains distributions	(8)	2	58	9
Net unrealized appreciation (depreciation)
of investments	1,742	8	231	340
Net increase (decrease) in net assets from operations	1,680	10	281	338
Changes from contract transactions:
Total unit transactions	5,337	69	1,671	2,711
Net increase (decrease) in assets derived from
principal transactions	5,337	69	1,671	2,711
Total increase (decrease) in net assets	7,017	79	1,952	3,049
Net assets at December 31, 2009	$ 9,692	$ 79	$ 1,952	$ 3,049

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Small	ING Small
	Mid Cap Index	Small Cap	Company	Company
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class S
Net assets at January 1, 2008	$ -	$ -	$ 135,138	$ 87

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	16	4	74	1
Total realized gain (loss) on investments and
capital gains distributions	(88)	(37)	14,367	(7)
Net unrealized appreciation (depreciation)
of investments	2	(158)	(55,736)	(40)
Net increase (decrease) in net assets from operations	(70)	(191)	(41,295)	(46)
Changes from contract transactions:
Total unit transactions	1,399	826	(7,582)	59
Net increase (decrease) in assets derived from
principal transactions	1,399	826	(7,582)	59
Total increase (decrease) in net assets	1,329	635	(48,877)	13
Net assets at December 31, 2008	1,329	635	86,261	100

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(22)	(13)	(280)	1
Total realized gain (loss) on investments and
capital gains distributions	(26)	(132)	(3,305)	(16)
Net unrealized appreciation (depreciation)
of investments	873	507	26,031	40
Net increase (decrease) in net assets from operations	825	362	22,446	25
Changes from contract transactions:
Total unit transactions	1,408	965	(1,035)	(7)
Net increase (decrease) in assets derived from
principal transactions	1,408	965	(1,035)	(7)
Total increase (decrease) in net assets	2,233	1,327	21,411	18
Net assets at December 31, 2009	$ 3,562	$ 1,962	$ 107,672	$ 118

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	ING U.S. Bond	ING	ING	ING MidCap
	Index	International	International	Opportunities
	Portfolio -	Value Portfolio -	Value Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I
Net assets at January 1, 2008	$ -	$ 158,131	$ 480	$ 9,758

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	16	2,360	9	(108)
Total realized gain (loss) on investments and
capital gains distributions	4	14,669	(74)	334
Net unrealized appreciation (depreciation)
of investments	31	(85,517)	(155)	(5,295)
Net increase (decrease) in net assets from operations	51	(68,488)	(220)	(5,069)
Changes from contract transactions:
Total unit transactions	1,508	(4,658)	(12)	3,959
Net increase (decrease) in assets derived from
principal transactions	1,508	(4,658)	(12)	3,959
Total increase (decrease) in net assets	1,559	(73,146)	(232)	(1,110)
Net assets at December 31, 2008	1,559	84,985	248	8,648

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	43	666	3	(77)
Total realized gain (loss) on investments and
capital gains distributions	68	(7,454)	(79)	(170)
Net unrealized appreciation (depreciation)
of investments	26	27,379	130	3,814
Net increase (decrease) in net assets from operations	137	20,591	54	3,567
Changes from contract transactions:
Total unit transactions	2,236	(477)	(19)	720
Net increase (decrease) in assets derived from
principal transactions	2,236	(477)	(19)	720
Total increase (decrease) in net assets	2,373	20,114	35	4,287
Net assets at December 31, 2009	$ 3,932	$ 105,099	$ 283	$ 12,935

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				Janus Aspen
	ING MidCap	ING SmallCap	ING SmallCap	Series Balanced
	Opportunities	Opportunities	Opportunities	Portfolio -
	Portfolio -	Portfolio -	Portfolio -	Institutional
	Class S	Class I	Class S	Shares
Net assets at January 1, 2008	$ 70	$ 11,915	$ 17	$ 367

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	(90)	-	4
Total realized gain (loss) on investments and
capital gains distributions	(20)	1,703	(1)	33
Net unrealized appreciation (depreciation)
of investments	(47)	(6,117)	(19)	(88)
Net increase (decrease) in net assets from operations	(68)	(4,504)	(20)	(51)
Changes from contract transactions:
Total unit transactions	106	956	50	(80)
Net increase (decrease) in assets derived from
principal transactions	106	956	50	(80)
Total increase (decrease) in net assets	38	(3,548)	30	(131)
Net assets at December 31, 2008	108	8,367	47	236

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	(75)	-	14
Total realized gain (loss) on investments and
capital gains distributions	(8)	(520)	(8)	(4)
Net unrealized appreciation (depreciation)
of investments	63	3,309	23	44
Net increase (decrease) in net assets from operations	54	2,714	15	54
Changes from contract transactions:
Total unit transactions	114	817	(2)	(29)
Net increase (decrease) in assets derived from
principal transactions	114	817	(2)	(29)
Total increase (decrease) in net assets	168	3,531	13	25
Net assets at December 31, 2009	$ 276	$ 11,898	$ 60	$ 261

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	Janus Aspen			Janus Aspen
	Series	Janus Aspen	Janus Aspen	Series
	Enterprise	Series Flexible	Series Janus	Worldwide
	Portfolio -	Bond Portfolio -	Portfolio -	Portfolio -
	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares
Net assets at January 1, 2008	$ 490	$ 99	$ 150	$ 317

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(4)	3	-	-
Total realized gain (loss) on investments and
capital gains distributions	50	-	13	26
Net unrealized appreciation (depreciation)
of investments	(243)	1	(68)	(156)
Net increase (decrease) in net assets from operations	(197)	4	(55)	(130)
Changes from contract transactions:
Total unit transactions	(53)	(5)	(20)	(33)
Net increase (decrease) in assets derived from
principal transactions	(53)	(5)	(20)	(33)
Total increase (decrease) in net assets	(250)	(1)	(75)	(163)
Net assets at December 31, 2008	240	98	75	154

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(3)	3	(1)	-
Total realized gain (loss) on investments and
capital gains distributions	(11)	4	(4)	(25)
Net unrealized appreciation (depreciation)
of investments	116	3	30	76
Net increase (decrease) in net assets from operations	102	10	25	51
Changes from contract transactions:
Total unit transactions	(15)	(46)	(16)	(33)
Net increase (decrease) in assets derived from
principal transactions	(15)	(46)	(16)	(33)
Total increase (decrease) in net assets	87	(36)	9	18
Net assets at December 31, 2009	$ 327	$ 62	$ 84	$ 172

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	Lazard U.S.		Loomis Sayles	Lord Abbett
	Mid Cap Equity		Small Cap	Mid-Cap Value
	Portfolio - Open	LKCM Aquinas	Value Fund -	Fund, Inc. -
	Shares	Growth Fund	Retail Class	Class A
Net assets at January 1, 2008	$ 326	$ 236	$ -	$ 1,257

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5	(3)	2	7
Total realized gain (loss) on investments and
capital gains distributions	(45)	(1)	(7)	(97)
Net unrealized appreciation (depreciation)
of investments	(165)	(94)	54	(409)
Net increase (decrease) in net assets from operations	(205)	(98)	49	(499)
Changes from contract transactions:
Total unit transactions	267	68	856	(19)
Net increase (decrease) in assets derived from
principal transactions	267	68	856	(19)
Total increase (decrease) in net assets	62	(30)	905	(518)
Net assets at December 31, 2008	388	206	905	739

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	(2)	(11)	(2)
Total realized gain (loss) on investments and
capital gains distributions	(90)	(16)	3	(93)
Net unrealized appreciation (depreciation)
of investments	304	79	441	306
Net increase (decrease) in net assets from operations	215	61	433	211
Changes from contract transactions:
Total unit transactions	559	2	1,180	104
Net increase (decrease) in assets derived from
principal transactions	559	2	1,180	104
Total increase (decrease) in net assets	774	63	1,613	315
Net assets at December 31, 2009	$ 1,162	$ 269	$ 2,518	$ 1,054

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		Lord Abbett		Morgan Stanley
	Lord Abbett	Series Fund -	Massachusetts	U.S. Small Cap
	Small-Cap	Mid-Cap Value	Investors	Value
	Value Fund -	Portfolio - Class	Growth Stock	Portfolio -
	Class A	VC	Fund - Class A	Class I
Net assets at January 1, 2008	$ 1,648	$ 146,234	$ 737	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(11)	243	(4)	9
Total realized gain (loss) on investments and
capital gains distributions	(57)	248	27	(8)
Net unrealized appreciation (depreciation)
of investments	(465)	(54,679)	(270)	(215)
Net increase (decrease) in net assets from operations	(533)	(54,188)	(247)	(214)
Changes from contract transactions:
Total unit transactions	(41)	(16,896)	(126)	1,055
Net increase (decrease) in assets derived from
principal transactions	(41)	(16,896)	(126)	1,055
Total increase (decrease) in net assets	(574)	(71,084)	(373)	841
Net assets at December 31, 2008	1,074	75,150	364	841

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(11)	(351)	(2)	-
Total realized gain (loss) on investments and
capital gains distributions	(83)	(7,807)	(27)	(211)
Net unrealized appreciation (depreciation)
of investments	395	25,992	151	564
Net increase (decrease) in net assets from operations	301	17,834	122	353
Changes from contract transactions:
Total unit transactions	(45)	(4,784)	(189)	552
Net increase (decrease) in assets derived from
principal transactions	(45)	(4,784)	(189)	552
Total increase (decrease) in net assets	256	13,050	(67)	905
Net assets at December 31, 2009	$ 1,330	$ 88,200	$ 297	$ 1,746

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

Neuberger
	Berman Socially			Oppenheimer
	Responsive	New Perspective New Perspective		Capital
	Fund® - Trust	Fund®, Inc. -	Fund®, Inc. -	Appreciation
	Class	Class R-3	Class R-4	Fund - Class A
Net assets at January 1, 2008	$ 1,985	$ 4,038	$ 41,461	$ 597

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(6)	50	648	(5)
Total realized gain (loss) on investments and
capital gains distributions	8	104	3,107	10
Net unrealized appreciation (depreciation)
of investments	(1,057)	(1,754)	(24,241)	(301)
Net increase (decrease) in net assets from operations	(1,055)	(1,600)	(20,486)	(296)
Changes from contract transactions:
Total unit transactions	1,257	219	18,065	62
Net increase (decrease) in assets derived from
principal transactions	1,257	219	18,065	62
Total increase (decrease) in net assets	202	(1,381)	(2,421)	(234)
Net assets at December 31, 2008	2,187	2,657	39,040	363

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(16)	27	316	(4)
Total realized gain (loss) on investments and
capital gains distributions	(226)	(242)	(1,193)	(24)
Net unrealized appreciation (depreciation)
of investments	1,046	1,206	16,050	196
Net increase (decrease) in net assets from operations	804	991	15,173	168
Changes from contract transactions:
Total unit transactions	781	233	5,206	7
Net increase (decrease) in assets derived from
principal transactions	781	233	5,206	7
Total increase (decrease) in net assets	1,585	1,224	20,379	175
Net assets at December 31, 2009	$ 3,772	$ 3,881	$ 59,419	$ 538

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	Oppenheimer			Oppenheimer
	Developing	Oppenheimer	Oppenheimer	Main Street
	Markets Fund -	Global	Main Street	Small Cap
	Class A	Securities/VA	Fund®/VA	Fund®/VA
Net assets at January 1, 2008	$ 230,998	$ 578	$ 115	$ 6,971

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	659	3	-	(34)
Total realized gain (loss) on investments and
capital gains distributions	43,934	7	7	106
Net unrealized appreciation (depreciation)
of investments	(155,001)	(203)	(50)	(2,871)
Net increase (decrease) in net assets from operations	(110,408)	(193)	(43)	(2,799)
Changes from contract transactions:
Total unit transactions	(6,235)	(138)	(9)	483
Net increase (decrease) in assets derived from
principal transactions	(6,235)	(138)	(9)	483
Total increase (decrease) in net assets	(116,643)	(331)	(52)	(2,316)
Net assets at December 31, 2008	114,355	247	63	4,655

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(707)	3	-	(15)
Total realized gain (loss) on investments and
capital gains distributions	(6,072)	(37)	(2)	(423)
Net unrealized appreciation (depreciation)
of investments	104,437	114	18	2,466
Net increase (decrease) in net assets from operations	97,658	80	16	2,028
Changes from contract transactions:
Total unit transactions	29,944	(54)	(7)	1,384
Net increase (decrease) in assets derived from
principal transactions	29,944	(54)	(7)	1,384
Total increase (decrease) in net assets	127,602	26	9	3,412
Net assets at December 31, 2009	$ 241,957	$ 273	$ 72	$ 8,067

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

				PIMCO Real
				Return
	Oppenheimer	Oppenheimer		Portfolio -
	MidCap	Strategic Bond	Pax World	Administrative
	Fund/VA	Fund/VA	Balanced Fund	Class
Net assets at January 1, 2008	$ 31	$ 125	$ 59,458	$ 34,027

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	5	477	1,577
Total realized gain (loss) on investments and
capital gains distributions	(2)	1	118	(776)
Net unrealized appreciation (depreciation)
of investments	(13)	(25)	(21,064)	(8,434)
Net increase (decrease) in net assets from operations	(15)	(19)	(20,469)	(7,633)
Changes from contract transactions:
Total unit transactions	(3)	(1)	5,520	41,029
Net increase (decrease) in assets derived from
principal transactions	(3)	(1)	5,520	41,029
Total increase (decrease) in net assets	(18)	(20)	(14,949)	33,396
Net assets at December 31, 2008	13	105	44,509	67,423

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	-	353	1,868
Total realized gain (loss) on investments and
capital gains distributions	(2)	(1)	(1,140)	3,877
Net unrealized appreciation (depreciation)
of investments	6	18	9,847	7,547
Net increase (decrease) in net assets from operations	4	17	9,060	13,292
Changes from contract transactions:
Total unit transactions	(2)	(18)	617	32,015
Net increase (decrease) in assets derived from
principal transactions	(2)	(18)	617	32,015
Total increase (decrease) in net assets	2	(1)	9,677	45,307
Net assets at December 31, 2009	$ 15	$ 104	$ 54,186	$ 112,730

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		Pioneer
		Emerging	Pioneer Equity	Pioneer High
	Pioneer High	Markets VCT	Income VCT	Yield VCT
	Yield Fund -	Portfolio -	Portfolio -	Portfolio -
	Class A	Class I	Class I	Class I
Net assets at January 1, 2008	$ 3,394	$ 29,074	$ 1,189	$ 19,319

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	198	(123)	12	1,262
Total realized gain (loss) on investments and
capital gains distributions	(23)	813	(232)	(464)
Net unrealized appreciation (depreciation)
of investments	(1,613)	(18,300)	101	(7,575)
Net increase (decrease) in net assets from operations	(1,438)	(17,610)	(119)	(6,777)
Changes from contract transactions:
Total unit transactions	601	271	(1,070)	(864)
Net increase (decrease) in assets derived from
principal transactions	601	271	(1,070)	(864)
Total increase (decrease) in net assets	(837)	(17,339)	(1,189)	(7,641)
Net assets at December 31, 2008	2,557	11,735	-	11,678

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	230	49	-	1,066
Total realized gain (loss) on investments and
capital gains distributions	(260)	(3,605)	-	(967)
Net unrealized appreciation (depreciation)
of investments	1,719	13,762	-	6,964
Net increase (decrease) in net assets from operations	1,689	10,206	-	7,063
Changes from contract transactions:
Total unit transactions	429	5,502	-	1,101
Net increase (decrease) in assets derived from
principal transactions	429	5,502	-	1,101
Total increase (decrease) in net assets	2,118	15,708	-	8,164
Net assets at December 31, 2009	$ 4,675	$ 27,443	$ -	$ 19,842

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

			RiverSource®	RiverSource®
	Pioneer Mid	Premier VIT	Diversified	Diversified
	Cap Value VCT	OpCap Mid	Equity Income	Equity Income
	Portfolio -	Cap Portfolio -	Fund -	Fund -
	Class I	Class I	Class R-3	Class R-4
Net assets at January 1, 2008	$ 513	$ 393	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	(8)	-	9
Total realized gain (loss) on investments and
capital gains distributions	(92)	(8)	-	(18)
Net unrealized appreciation (depreciation)
of investments	36	(1,105)	-	(251)
Net increase (decrease) in net assets from operations	(52)	(1,121)	-	(260)
Changes from contract transactions:
Total unit transactions	(461)	3,204	-	1,724
Net increase (decrease) in assets derived from				-
principal transactions	(461)	3,204	-	1,724
Total increase (decrease) in net assets	(513)	2,083	-	1,464
Net assets at December 31, 2008	-	2,476	-	1,464

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(13)	2	28
Total realized gain (loss) on investments and
capital gains distributions	-	(309)	1	(235)
Net unrealized appreciation (depreciation)
of investments	-	1,963	17	793
Net increase (decrease) in net assets from operations	-	1,641	20	586
Changes from contract transactions:
Total unit transactions	-	3,184	213	1,172
Net increase (decrease) in assets derived from
principal transactions	-	3,184	213	1,172
Total increase (decrease) in net assets	-	4,825	233	1,758
Net assets at December 31, 2009	$ -	$ 7,301	$ 233	$ 3,222

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	SMALLCAP	T. Rowe Price	T. Rowe Price	Templeton
	World Fund® -	Mid-Cap Value	Value Fund -	Foreign Fund -
	Class R-4	Fund - R Class	Advisor Class	Class A
Net assets at January 1, 2008	$ -	$ 991	$ 61	$ 1,410

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	(3)	-	20
Total realized gain (loss) on investments and
capital gains distributions	(77)	(8)	(1)	103
Net unrealized appreciation (depreciation)
of investments	(150)	(367)	(27)	(749)
Net increase (decrease) in net assets from operations	(229)	(378)	(28)	(626)
Changes from contract transactions:
Total unit transactions	663	86	11	(126)
Net increase (decrease) in assets derived from
principal transactions	663	86	11	(126)
Total increase (decrease) in net assets	434	(292)	(17)	(752)
Net assets at December 31, 2008	434	699	44	658

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	8	1	1	8
Total realized gain (loss) on investments and
capital gains distributions	(65)	(63)	-	(231)
Net unrealized appreciation (depreciation)
of investments	603	372	24	584
Net increase (decrease) in net assets from operations	546	310	25	361
Changes from contract transactions:
Total unit transactions	1,718	(10)	40	127
Net increase (decrease) in assets derived from
principal transactions	1,718	(10)	40	127
Total increase (decrease) in net assets	2,264	300	65	488
Net assets at December 31, 2009	$ 2,698	$ 999	$ 109	$ 1,146

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

		Van Kampen
	Templeton	Small Cap
	Global Bond	Value Fund -	Diversified	Equity Income
	Fund - Class A	Class A	Value Portfolio	Portfolio
Net assets at January 1, 2008	$ 72,664	$ -	$ 114	$ 304

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	7,305	-	2	6
Total realized gain (loss) on investments and
capital gains distributions	440	-	5	(9)
Net unrealized appreciation (depreciation)
of investments	(3,683)	-	(51)	(93)
Net increase (decrease) in net assets from operations	4,062	-	(44)	(96)
Changes from contract transactions:
Total unit transactions	33,996	-	10	(43)
Net increase (decrease) in assets derived from
principal transactions	33,996	-	10	(43)
Total increase (decrease) in net assets	38,058	-	(34)	(139)
Net assets at December 31, 2008	110,722	-	80	165

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4,618	-	2	6
Total realized gain (loss) on investments and
capital gains distributions	496	-	(14)	(12)
Net unrealized appreciation (depreciation)
of investments	15,852	5	25	37
Net increase (decrease) in net assets from operations	20,966	5	13	31
Changes from contract transactions:
Total unit transactions	23,922	67	(9)	29
Net increase (decrease) in assets derived from
principal transactions	23,922	67	(9)	29
Total increase (decrease) in net assets	44,888	72	4	60
Net assets at December 31, 2009	$ 155,610	$ 72	$ 84	$ 225

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

Small Company
	Growth	Wanger
	Portfolio	International	Wanger Select	Wanger USA
Net assets at January 1, 2008	$ 86	$ 9,623	$ 66,892	$ 21,526

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	6	(471)	(179)
Total realized gain (loss) on investments and
capital gains distributions	7	(355)	1,376	1,971
Net unrealized appreciation (depreciation)
of investments	(45)	(5,402)	(35,291)	(11,029)
Net increase (decrease) in net assets from operations	(39)	(5,751)	(34,386)	(9,237)
Changes from contract transactions:
Total unit transactions	17	2,947	2,782	2,410
Net increase (decrease) in assets derived from
principal transactions	17	2,947	2,782	2,410
Total increase (decrease) in net assets	(22)	(2,804)	(31,604)	(6,827)
Net assets at December 31, 2008	64	6,819	35,288	14,699

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	291	(407)	(166)
Total realized gain (loss) on investments and
capital gains distributions	(4)	(2,027)	(1,337)	(583)
Net unrealized appreciation (depreciation)
of investments	30	5,528	26,450	7,498
Net increase (decrease) in net assets from operations	26	3,792	24,706	6,749
Changes from contract transactions:
Total unit transactions	3	3,823	8,688	2,743
Net increase (decrease) in assets derived from
principal transactions	3	3,823	8,688	2,743
Total increase (decrease) in net assets	29	7,615	33,394	9,492
Net assets at December 31, 2009	$ 93	$ 14,434	$ 68,682	$ 24,191

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2009 and 2008
(Dollars in thousands)

	Washington	Washington	Wells Fargo
	Mutual	Mutual	Advantage
	Investors	Investors	Small Cap
	FundSM, Inc. -	FundSM, Inc. -	Value Fund -
	Class R-3	Class R-4	Class A
Net assets at January 1, 2008	$ 5,204	$ 91,248	$ 47

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	71	1,166	(1)
Total realized gain (loss) on investments and
capital gains distributions	24	979	(8)
Net unrealized appreciation (depreciation)
of investments	(1,954)	(33,169)	(23)
Net increase (decrease) in net assets from operations	(1,859)	(31,024)	(32)
Changes from contract transactions:
Total unit transactions	566	720	31
Net increase (decrease) in assets derived from
principal transactions	566	720	31
Total increase (decrease) in net assets	(1,293)	(30,304)	(1)
Net assets at December 31, 2008	3,911	60,944	46

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	85	1,468	(1)
Total realized gain (loss) on investments and
capital gains distributions	(409)	(2,180)	(1)
Net unrealized appreciation (depreciation)
of investments	999	12,168	28
Net increase (decrease) in net assets from operations	675	11,456	26
Changes from contract transactions:
Total unit transactions	(413)	2,599	16
Net increase (decrease) in assets derived from
principal transactions	(413)	2,599	16
Total increase (decrease) in net assets	262	14,055	42
Net assets at December 31, 2009	$ 4,173	$ 74,999	$ 88

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1. Organization

Variable Annuity Account C of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
The Company is an indirect wholly owned subsidiary of ING America Insurance
Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of
Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V.
(“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Account. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales, or combinations thereof.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of
ILIAC.

At December 31, 2009, the Account had 248 investment divisions (the “Divisions”), 94 of which invest in independently managed mutual funds and 154 of which invest in mutual funds managed by affiliates, either ING Investments, LLC (“IIL”) or Directed
Services LLC (“DSL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2009 and related Trusts are as follows:

AIM Growth Series:	AllianceBernstein Variable Products Series Fund, Inc.:
AIM Mid Cap Core Equity Fund - Class A	AllianceBernstein Growth and Income Portfolio -
AIM Small Cap Growth Fund - Class A	Class A
AIM Investment Funds:	Allianz Funds:
AIM Global Health Care Fund - Investor Class	Allianz NFJ Dividend Value Fund - Class A**
AIM Variable Insurance Funds:	Allianz NFJ Large-Cap Value Fund - Institutional
AIM V.I. Capital Appreciation Fund - Series I Shares	Class*
AIM V.I. Core Equity Fund - Series I Shares	Allianz NFJ Small-Cap Value Fund - Class A
The Alger Fund II:	Amana Mutual Funds Trust:
Alger Green Fund - Class A**	Amana Growth Fund*
AllianceBernstein Growth and Income Fund, Inc.:	Amana Income Fund*
AllianceBernstein Growth and Income Fund, Inc. -	American Balanced Fund®, Inc.:
Class A	American Balanced Fund® - Class R-3

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

American Century Government Income Trust:	The Growth Fund of America®, Inc.:
American Century Inflation-Adjusted Bond Fund -	The Growth Fund of America® - Class R-3
Investor Class**	The Growth Fund of America® - Class R-4
American Century Quantitative Equity Funds, Inc.:	The Income Fund of America®, Inc.:
American Century Income & Growth Fund - A Class	The Income Fund of America® - Class R-3
Ariel Investment Trust:	ING Balanced Portfolio, Inc.:
Ariel Appreciation Fund	ING Balanced Portfolio - Class I
Ariel Fund	ING Equity Trust:
Artisan Funds, Inc.:	ING Real Estate Fund - Class A
Artisan International Fund - Investor Shares*	ING Funds Trust:
BlackRock Mid Cap Value Opportunities Series, Inc.:	ING GNMA Income Fund - Class A
BlackRock Mid Cap Value Opportunities Fund -	ING Intermediate Bond Fund - Class A
Investor A Shares**	ING Intermediate Bond Portfolio:
The Bond Fund of AmericaSM, Inc.:	ING Intermediate Bond Portfolio - Class I
The Bond Fund of AmericaSM, Inc. - Class R-4*	ING Intermediate Bond Portfolio - Class S
Calvert Variable Series, Inc.:	ING Investors Trust:
Calvert Social Balanced Portfolio	ING Artio Foreign Portfolio - Service Class
Capital World Growth & Income FundSM, Inc.:	ING BlackRock Large Cap Growth Portfolio -
Capital World Growth & Income FundSM, Inc. -	Institutional Class
Class R-3**	ING BlackRock Large Cap Growth Portfolio - Service
Columbia Acorn Trust:	Class
ColumbiaSM Acorn Fund® - Class Z*	ING BlackRock Large Cap Growth Portfolio -
Columbia Funds Series Trust:	Service 2 Class
Columbia Mid Cap Value Fund - Class A*	ING Clarion Global Real Estate Portfolio -
Columbia Mid Cap Value Fund - Class Z*	Institutional Class*
CRM Mutual Fund Trust:	ING Clarion Real Estate Portfolio - Institutional Class
CRM Mid Cap Value Fund - Investor Shares**	ING Clarion Real Estate Portfolio - Service Class
DWS Institutional Funds:	ING Evergreen Health Sciences Portfolio - Service
DWS Equity 500 Index Fund - Class S	Class
Eaton Vance Special Investment Trust:	ING Evergreen Omega Portfolio - Service Class
Eaton Vance Large-Cap Value Fund - Class R**	ING FMRSM Diversified Mid Cap Portfolio - Service
EuroPacific Growth Fund®:	Class
EuroPacific Growth Fund® - Class R-3	ING Global Resources Portfolio - Institutional Class
EuroPacific Growth Fund® - Class R-4	ING Global Resources Portfolio - Service Class
Evergreen Equity Trust:	ING Janus Contrarian Portfolio - Service Class
Evergreen Special Values Fund - Class A	ING JPMorgan Emerging Markets Equity Portfolio -
Fidelity® Variable Insurance Products:	Adviser Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING JPMorgan Emerging Markets Equity Portfolio -
Fidelity® VIP Growth Portfolio - Initial Class	Institutional Class
Fidelity® VIP High Income Portfolio - Initial Class	ING JPMorgan Emerging Markets Equity Portfolio -
Fidelity® VIP Overseas Portfolio - Initial Class	Service Class
Fidelity® Variable Insurance Products II:	ING JPMorgan Small Cap Core Equity Portfolio -
Fidelity® VIP Contrafund® Portfolio - Initial Class	Service Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING Lord Abbett Affiliated Portfolio - Institutional
Fidelity® Variable Insurance Products III:	Class
Fidelity® VIP Mid Cap Portfolio - Initial Class	ING Lord Abbett Affiliated Portfolio - Service Class
Fidelity® Variable Insurance Products V:	ING Marsico Growth Portfolio - Institutional Class*
Fidelity® VIP Asset ManagerSM Portfolio - Initial	ING Marsico Growth Portfolio - Service Class
Class	ING Marsico International Opportunities Portfolio -
Franklin Mutual Series Fund Inc.:	Adviser Class
Mutual Global Discovery Fund - Class R	ING Marsico International Opportunities Portfolio -
Franklin Strategic Series:	Service Class
Franklin Small-Mid Cap Growth Fund - Class A	ING MFS Total Return Portfolio - Adviser Class
Franklin Templeton Variable Insurance Products Trust:	ING MFS Total Return Portfolio - Institutional Class
Franklin Small Cap Value Securities Fund - Class 2	ING MFS Total Return Portfolio - Service Class
Fundamental InvestorsSM, Inc.:	ING MFS Utilities Portfolio - Service Class
Fundamental InvestorsSM, Inc. - Class R-3*	ING PIMCO High Yield Portfolio - Institutional
Fundamental InvestorsSM, Inc. - Class R-4*	Class

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING PIMCO High Yield Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Investors Trust (continued):	ING Partners, Inc. (continued):
ING Pioneer Equity Income Portfolio - Institutional	ING JPMorgan Mid Cap Value Portfolio - Service
Class	Class
ING Pioneer Equity Income Portfolio - Service	ING Legg Mason Partners Aggressive Growth
Class**	Portfolio - Adviser Class
ING Pioneer Fund Portfolio - Institutional Class	ING Legg Mason Partners Aggressive Growth
ING Pioneer Fund Portfolio - Service Class	Portfolio - Initial Class
ING Pioneer Mid Cap Value Portfolio - Institutional	ING Legg Mason Partners Aggressive Growth
Class	Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Service Class	ING Oppenheimer Global Portfolio - Adviser Class
ING Stock Index Portfolio - Institutional Class	ING Oppenheimer Global Portfolio - Initial Class
ING T. Rowe Price Capital Appreciation Portfolio -	ING Oppenheimer Global Portfolio - Service Class
Service Class	ING Oppenheimer Strategic Income Portfolio -
ING T. Rowe Price Equity Income Portfolio - Adviser	Adviser Class
Class	ING Oppenheimer Strategic Income Portfolio - Initial
ING T. Rowe Price Equity Income Portfolio - Service	Class
Class	ING Oppenheimer Strategic Income Portfolio -
ING Templeton Global Growth Portfolio -	Service Class
Institutional Class	ING PIMCO Total Return Portfolio - Adviser Class
ING Templeton Global Growth Portfolio - Service	ING PIMCO Total Return Portfolio - Service Class
Class	ING Pioneer High Yield Portfolio - Initial Class
ING Van Kampen Growth and Income Portfolio -	ING Pioneer High Yield Portfolio - Service Class
Service Class	ING Solution 2015 Portfolio - Adviser Class
ING Wells Fargo Small Cap Disciplined Portfolio -	ING Solution 2015 Portfolio - Service Class
Service Class	ING Solution 2025 Portfolio - Adviser Class
ING Money Market Portfolio:	ING Solution 2025 Portfolio - Service Class
ING Money Market Portfolio - Class I	ING Solution 2035 Portfolio - Adviser Class
ING Mutual Funds:	ING Solution 2035 Portfolio - Service Class
ING Global Real Estate Fund - Class A**	ING Solution 2045 Portfolio - Adviser Class
ING International Capital Appreciation Fund -	ING Solution 2045 Portfolio - Service Class
Class I**	ING Solution Growth and Income Portfolio - Service
ING International SmallCap Multi-Manager Fund -	Class*
Class A	ING Solution Growth Portfolio - Service Class*
ING Partners, Inc.:	ING Solution Income Portfolio - Adviser Class
ING American Century Small-Mid Cap Value	ING Solution Income Portfolio - Service Class
Portfolio - Adviser Class	ING T. Rowe Price Diversified Mid Cap Growth
ING American Century Small-Mid Cap Value	Portfolio - Adviser Class
Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth
ING Baron Asset Portfolio - Service Class	Portfolio - Initial Class
ING Baron Small Cap Growth Portfolio - Adviser	ING T. Rowe Price Diversified Mid Cap Growth
Class	Portfolio - Service Class
ING Baron Small Cap Growth Portfolio - Service	ING T. Rowe Price Growth Equity Portfolio - Adviser
Class	Class
ING Columbia Small Cap Value Portfolio - Adviser	ING T. Rowe Price Growth Equity Portfolio - Initial
Class**	Class
ING Columbia Small Cap Value Portfolio - Service	ING T. Rowe Price Growth Equity Portfolio - Service
Class	Class
ING Davis New York Venture Portfolio - Service	ING Templeton Foreign Equity Portfolio - Adviser
Class	Class*
ING Fidelity® VIP Mid Cap Portfolio - Service Class	ING Templeton Foreign Equity Portfolio - Initial
ING Index Solution 2015 Portfolio - Adviser Class*	Class*
ING Index Solution 2025 Portfolio - Adviser Class*	ING Templeton Foreign Equity Portfolio - Service
ING Index Solution 2035 Portfolio - Adviser Class*	Class
ING Index Solution 2045 Portfolio - Adviser Class*	ING Thornburg Value Portfolio - Adviser Class
ING Index Solution Income Portfolio - Adviser Class*	ING Thornburg Value Portfolio - Initial Class
ING JPMorgan Mid Cap Value Portfolio - Adviser	ING UBS U.S. Large Cap Equity Portfolio - Adviser
Class	Class

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Partners, Inc. (continued):	ING Variable Portfolios, Inc. (continued):
ING UBS U.S. Large Cap Equity Portfolio - Initial	ING Small Company Portfolio - Class S
Class	ING U.S. Bond Index Portfolio - Class I*
ING UBS U.S. Large Cap Equity Portfolio - Service	ING Variable Products Trust:
Class	ING International Value Portfolio - Class I
ING Van Kampen Comstock Portfolio - Adviser Class	ING International Value Portfolio - Class S
ING Van Kampen Comstock Portfolio - Service Class	ING MidCap Opportunities Portfolio - Class I
ING Van Kampen Equity and Income Portfolio -	ING MidCap Opportunities Portfolio - Class S
Adviser Class	ING SmallCap Opportunities Portfolio - Class I
ING Van Kampen Equity and Income Portfolio -	ING SmallCap Opportunities Portfolio - Class S
Initial Class	Janus Aspen Series:
ING Van Kampen Equity and Income Portfolio -	Janus Aspen Series Balanced Portfolio - Institutional
Service Class	Shares
ING Series Fund, Inc.:	Janus Aspen Series Enterprise Portfolio - Institutional
ING Growth and Income Fund - Class A**	Shares
ING Strategic Allocation Portfolios, Inc.:	Janus Aspen Series Flexible Bond Portfolio -
ING Strategic Allocation Conservative Portfolio -	Institutional Shares
Class I	Janus Aspen Series Janus Portfolio - Institutional
ING Strategic Allocation Growth Portfolio - Class I	Shares
ING Strategic Allocation Moderate Portfolio - Class I	Janus Aspen Series Worldwide Portfolio -
ING Variable Funds:	Institutional Shares
ING Growth and Income Portfolio - Class A	The Lazard Funds, Inc.:
ING Growth and Income Portfolio - Class I	Lazard U.S. Mid Cap Equity Portfolio - Open Shares
ING Growth and Income Portfolio - Class S	LKCM Funds:
ING Variable Insurance Trust:	LKCM Aquinas Growth Fund
ING GET U.S. Core Portfolio - Series 5	Loomis Sayles Funds I:
ING GET U.S. Core Portfolio - Series 6	Loomis Sayles Small Cap Value Fund - Retail Class*
ING GET U.S. Core Portfolio - Series 7	Lord Abbett Mid Cap Value Fund, Inc.:
ING GET U.S. Core Portfolio - Series 8	Lord Abbett Mid-Cap Value Fund, Inc. - Class A
ING GET U.S. Core Portfolio - Series 9	Lord Abbett Research Fund, Inc.:
ING GET U.S. Core Portfolio - Series 10	Lord Abbett Small-Cap Value Fund - Class A
ING GET U.S. Core Portfolio - Series 11	Lord Abbett Series Fund, Inc.:
ING Variable Portfolios, Inc.:	Lord Abbett Series Fund - Mid-Cap Value Portfolio -
ING BlackRock Science and Technology	Class VC
Opportunities Portfolio - Class I	Massachusetts Investors Growth Stock Fund:
ING Index Plus LargeCap Portfolio - Class I	Massachusetts Investors Growth Stock Fund - Class A
ING Index Plus LargeCap Portfolio - Class S	Morgan Stanley Institutional Fund Trust:
ING Index Plus MidCap Portfolio - Class I	Morgan Stanley U.S. Small Cap Value Portfolio -
ING Index Plus MidCap Portfolio - Class S	Class I*
ING Index Plus SmallCap Portfolio - Class I	Neuberger Berman Equity Funds®:
ING Index Plus SmallCap Portfolio - Class S	Neuberger Berman Socially Responsive Fund® -
ING International Index Portfolio - Class I*	Trust Class
ING International Index Portfolio - Class S**	New Perspective Fund®, Inc.:
ING Opportunistic Large Cap Portfolio - Class I	New Perspective Fund®, Inc. - Class R-3
ING Russell™ Large Cap Growth Index Portfolio -	New Perspective Fund®, Inc. - Class R-4
Class I**	Oppenheimer Capital Appreciation Fund:
ING Russell™ Large Cap Growth Index Portfolio -	Oppenheimer Capital Appreciation Fund - Class A
Class S**	Oppenheimer Developing Markets Fund:
ING Russell™ Large Cap Index Portfolio - Class I*	Oppenheimer Developing Markets Fund - Class A
ING Russell™ Large Cap Value Index Portfolio -	Oppenheimer Variable Account Funds:
Class I**	Oppenheimer Global Securities/VA
ING Russell™ Large Cap Value Index Portfolio -	Oppenheimer Main Street Fund®/VA
Class S**	Oppenheimer Main Street Small Cap Fund®/VA
ING Russell™ Mid Cap Growth Index Portfolio -	Oppenheimer MidCap Fund/VA
Class S**	Oppenheimer Strategic Bond Fund/VA
ING Russell™ Mid Cap Index Portfolio - Class I*	Pax World Funds Series Trust I:
ING Russell™ Small Cap Index Portfolio - Class I*	Pax World Balanced Fund
ING Small Company Portfolio - Class I

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

PIMCO Variable Insurance Trust:	Van Kampen Equity Trust:
PIMCO Real Return Portfolio - Administrative Class	Van Kampen Small Cap Value Fund - Class A**
Pioneer High Yield Fund:	Vanguard® Variable Insurance Fund:
Pioneer High Yield Fund - Class A	Diversified Value Portfolio
Pioneer Variable Contracts Trust:	Equity Income Portfolio
Pioneer Emerging Markets VCT Portfolio - Class I	Small Company Growth Portfolio
Pioneer High Yield VCT Portfolio - Class I	Wanger Advisors Trust:
Premier VIT:	Wanger International
Premier VIT OpCap Mid Cap Portfolio - Class I	Wanger Select
RiverSource® Investment Series, Inc.:	Wanger USA
RiverSource® Diversified Equity Income Fund -	Washington Mutual Investors FundSM, Inc.:
Class R-3**	Washington Mutual Investors FundSM, Inc. -
RiverSource® Diversified Equity Income Fund -	Class R-3
Class R-4*	Washington Mutual Investors FundSM, Inc. -
SmallCap World Fund, Inc.:	Class R-4
SMALLCAP World Fund® - Class R-4*	Wells Fargo Funds Trust:
T. Rowe Price Mid-Cap Value Fund, Inc.:	Wells Fargo Advantage Small Cap Value Fund -
T. Rowe Price Mid-Cap Value Fund - R Class	Class A
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class
Templeton Funds, Inc.:	* Division added in 2008
Templeton Foreign Fund - Class A	** Division added in 2009
Templeton Income Trust:
Templeton Global Bond Fund - Class A

The names of certain Divisions were changed during 2009. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
Franklin Mutual Series Fund Inc.:	Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R	Mutual Discovery Fund - Class R
ING Balanced Portfolio, Inc.:	ING VP Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	ING VP Balanced Portfolio - Class I
ING Intermediate Bond Portfolio:	ING VP Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	ING VP Intermediate Bond Portfolio - Class I
ING Intermediate Bond Portfolio - Class S	ING VP Intermediate Bond Portfolio - Class S
ING Investors Trust:	ING Investors Trust:
ING Artio Foreign Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Service Class
ING Clarion Global Real Estate Portfolio -	ING Global Real Estate Portfolio - Institutional
Institutional Class	Class
ING Clarion Real Estate Portfolio - Institutional	ING Van Kampen Real Estate Portfolio -
Class	Institutional Class
ING Clarion Real Estate Portfolio - Service Class	ING Van Kampen Real Estate Portfolio - Service
Class
ING Growth and Income Portfolio II - Service	ING Legg Mason Value Portfolio - Service Class
Class
ING Index Plus International Equity Portfolio -	ING VP Index Plus International Equity
Institutional Class	Portfolio - Institutional Class
ING Index Plus International Equity Portfolio -	ING VP Index Plus International Equity
Service Class	Portfolio - Service Class
ING Money Market Portfolio:	ING VP Money Market Portfolio:
ING Money Market Portfolio - Class I	ING VP Money Market Portfolio - Class I
ING Partners, Inc.:
ING Columbia Small Cap Value Portfolio - Service	ING Columbia Small Cap Value II Portfolio -
Class	Service Class

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Current Name	Former Name
ING Strategic Allocation Portfolios, Inc.:	ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio -	ING VP Strategic Allocation Conservative
Class I	Portfolio - Class I
ING Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio -
Class I
ING Strategic Allocation Moderate Portfolio -	ING VP Strategic Allocation Moderate Portfolio -
Class I	Class I
ING Variable Funds:	ING Variable Funds:
ING Growth and Income Portfolio - Class A	ING VP Growth and Income Portfolio - Class A
ING Growth and Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class I
ING Growth and Income Portfolio - Class S	ING VP Growth and Income Portfolio - Class S
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology	ING BlackRock Global Science and Technology
Opportunities Portfolio - Class I	Portfolio - Class I
ING Index Plus LargeCap Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I
ING Index Plus LargeCap Portfolio - Class S	ING VP Index Plus LargeCap Portfolio - Class S
ING Index Plus MidCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I
ING Index Plus MidCap Portfolio - Class S	ING VP Index Plus MidCap Portfolio - Class S
ING Index Plus SmallCap Portfolio - Class I	ING VP Index Plus SmallCap Portfolio - Class I
ING Index Plus SmallCap Portfolio - Class S	ING VP Index Plus SmallCap Portfolio - Class S
ING Opportunistic Large Cap Portfolio - Class I	ING Opportunistic Large Cap Value Portfolio -
Class I
ING Small Company Portfolio - Class I	ING VP Small Company Portfolio - Class I
ING Small Company Portfolio - Class S	ING VP Small Company Portfolio - Class S
ING U.S. Bond Index Portfolio - Class I	ING Lehman Brothers U.S. Aggregate Bond
Index® Portfolio - Class I
ING Variable Products Trust:	ING Variable Products Trust:
ING International Value Portfolio - Class I	ING VP International Value Portfolio - Class I
ING International Value Portfolio - Class S	ING VP International Value Portfolio - Class S
ING MidCap Opportunities Portfolio - Class I	ING VP MidCap Opportunities Portfolio -
Class I
ING MidCap Opportunities Portfolio - Class S	ING VP MidCap Opportunities Portfolio - Class S
ING SmallCap Opportunities Portfolio - Class I	ING VP SmallCap Opportunities Portfolio -
Class I
ING SmallCap Opportunities Portfolio - Class S	ING VP SmallCap Opportunities Portfolio -
Class S
Janus Aspen Series:	Janus Aspen Series:
Janus Aspen Series Enterprise Portfolio -	Janus Aspen Series Mid Cap Growth Portfolio -
Institutional Shares	Institutional Shares
Janus Aspen Series Janus Portfolio - Institutional	Janus Aspen Series Large Cap Growth Portfolio -
Shares	Institutional Shares
Janus Aspen Series Worldwide Portfolio -	Janus Aspen Series Worldwide Growth Portfolio -
Institutional Shares	Institutional Shares
Premier VIT:	Premier VIT:
Premier VIT OpCap Mid Cap Portfolio - Class I	Premier VIT OpCap Mid Cap Portfolio

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

During 2009, the following Divisions were closed to contractowners:

ING Equity Trust:
ING Financial Services Fund - Class A
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
ING Growth and Income Portfolio II - Service Class
ING Index Plus International Equity Portfolio - Institutional Class
ING Index Plus International Equity Portfolio - Service Class
ING JPMorgan Value Opportunities Portfolio - Institutional Class
ING JPMorgan Value Opportunities Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Service Class
ING Van Kampen Capital Growth Portfolio - Institutional Class
ING Van Kampen Capital Growth Portfolio - Service Class
ING Mutual Funds:
ING International Growth Opportunities Fund - Class Q
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Adviser Class
ING American Century Large Company Value Portfolio - Service Class
ING Neuberger Berman Partners Portfolio - Service Class
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 3
ING Variable Portfolios, Inc.:
ING Opportunistic Large Cap Growth Portfolio - Class I

The following Divisions were available to contractowners during 2009 but had no net assets as of December 31, 2009:

ING Investors Trust:
ING Pioneer Mid Cap Value Portfolio - Adviser Class
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I
Pioneer Mid Cap Value VCT Portfolio - Class I

The following Divisions were offered during 2009, but had no activity as of
December 31, 2009:

AIM Equity Funds:	BlackRock Large Cap Series Funds, Inc.:
AIM Charter Fund - Class A	BlackRock Large Cap Value Fund - Investor A
AIM Constellation Fund - Class A	Calvert World Values Fund, Inc.:
AIM Investment Securities Funds:	Calvert Capital Accumulation Fund - Class A
AIM Income Fund - Class A	Capital World Growth and Income FundSM, Inc:
AIM Stock Funds:	Capital World Growth and Income FundSM - Class R-
AIM Dynamics Fund - Investor Class	4
The Alger Funds:	Capital World Growth and Income FundSM - Class R-
Alger SmallCap Growth Fund - Class A	5
Allianz Funds:	Columbia Acorn Trust:
Allianz NFJ Small-Cap Value Fund - Institutional	ColumbiaSM Acorn USA® - Class A
Class	Davis New York Venture Fund, Inc.:
American Balanced Fund®, Inc.:	Davis New York Venture Fund - Class R
American Balanced Fund® - Class R-4	DFA Investment Dimensions Group, Inc.:
American Century Mutual Funds:	DFA International Small Company Portfolio -
American Century Ultra® Fund - A Class	Institutional Class
Artisan Funds, Inc.:	Dodge & Cox Funds:
Artisan International Value Fund - Investor Shares	Dodge & Cox International Stock Fund

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fidelity® Advisor Series I:	ING Series Fund, Inc.:
Fidelity® Advisor Balanced Fund - Class T	ING Balanced Fund - Class A
Fidelity® Advisor Equity Growth Fund - Class T	ING Index Plus LargeCap Fund - Class A
Fidelity® Advisor Equity Income Fund - Class T	ING Index Plus MidCap Fund - Class A
Fidelity® Advisor Growth Opportunities Fund -	ING Index Plus MidCap Fund - Class R
Class T	ING Index Plus SmallCap Fund - Class A
Fidelity® Advisor Leveraged Company Stock Fund -	ING Money Market Fund - Class A
Institutional Class	ING Small Company Fund - Class A
Fidelity® Variable Insurance Products:	ING Strategic Allocation Conservative Fund - Class A
Fidelity® VIP Equity-Income Portfolio - Service	ING Strategic Allocation Growth Fund - Class A
Class 2	ING Strategic Allocation Moderate Fund - Class A
Fidelity® VIP Growth Portfolio - Service Class 2	ING Variable Portfolios, Inc.:
Fidelity® Variable Insurance Products II:	ING BlackRock Science and Technology
Fidelity® VIP Contrafund® Portfolio - Service	Opportunities Portfolio - Class S
Class 2	ING Opportunistic Large Cap Portfolio - Class S
Fidelity® Variable Insurance Products III:	ING RussellTM Large Cap Index Portfolio - Class S
Fidelity® VIP Mid Cap Portfolio - Initial Class	Janus Aspen Series:
Franklin Value Investors Trust:	Janus Aspen Series Overseas Portfolio - Institutional
Franklin Balance Sheet Investment Fund - Class A	Shares
Goldman Sachs Trust:	Janus Investment Fund:
Goldman Sachs Capital Growth Fund - Class A	Janus Contrarian Fund - Class J Shares
Goldman Sachs International Equity Fund - Class A	Keeley Small Cap Value Fund, Inc.:
The Growth Fund of America®, Inc.:	Keeley Small Cap Value Fund - Class A
The Growth Fund of America® - Class R-5	The Lazard Funds, Inc.:
ING Equity Trust:	Lazard Emerging Markets Equity Portfolio - Open
ING Growth Opportunities Fund - Class A	Shares
ING SmallCap Opportunities Fund - Class A	Lazard International Equity Portfolio - Open Shares
ING Funds Trust:	Lazard U.S. Small-Mid Cap Equity Portfolio - Open
ING Intermediate Bond Fund - Class I	Shares
ING Investors Trust:	Legg Mason Special Investment Trust, Inc.:
ING Artio Foreign Portfolio - Institutional Class	Legg Mason Special Investment Trust, Inc. - Class C
ING Evergreen Omega Portfolio - Institutional Class	Loomis Sayles Fund II:
ING FMRSM Diversified Mid Cap Portfolio - Adviser	Loomis Sayles Investment Grade Bond Fund -
Class	Class Y
ING Marsico Growth Portfolio - Adviser Class	MFS® Series Trust II:
ING Mayflower Trust:	MFS® Growth Fund - Class A
ING International Value Fund - Class A	MFS® Series Trust V:
ING Mutual Funds:	MFS® Research Fund - Class A
ING Global Real Estate Fund - Class I	MFS® Total Return Fund - Class A
ING Global Value Choice Fund - Class A	MFS® Total Return Fund - Class I
ING Partners, Inc.:	MFS® Series Trust VI:
ING Davis New York Venture Portfolio - Adviser	MFS® Global Equity Fund - Class A
Class	Morgan Stanley Institutional Trust:
ING Index Solution 2015 Portfolio - Initial Class	Morgan Stanley Institutional Fund Trust Mid Cap
ING Index Solution 2015 Portfolio - Service Class	Growth Portfolio - Class P
ING Index Solution 2025 Portfolio - Initial Class	Morgan Stanley Institutional Fund Trust U.S. Small
ING Index Solution 2025 Portfolio - Service Class	Cap Value Portfolio - Class P
ING Index Solution 2035 Portfolio - Initial Class	Oppenheimer Capital Income Fund:
ING Index Solution 2035 Portfolio - Service Class	Oppenheimer Capital Income Fund - Class A
ING Index Solution 2045 Portfolio - Initial Class	Oppenheimer Champion Income Fund:
ING Index Solution 2045 Portfolio - Service Class	Oppenheimer Champion Income Fund - Class A
ING Index Solution Income Portfolio - Initial Class	Oppenheimer Global Fund:
ING Index Solution Income Portfolio - Service Class	Oppenheimer Global Fund - Class A
ING Thornburg Value Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Oppenheimer Integrity Funds:	T. Rowe Price Science and Technology Fund, Inc.:
Oppenheimer Core Bond Fund - Class A	T. Rowe Price Science and Technology Fund -
Oppenheimer International Bond Fund:	Advisor Class
Oppenheimer International Bond Fund - Class Y	Thornburg Investment Trust:
Oppenheimer International Small Company Fund:	Thornburg Core Growth Fund - Class R5
Oppenheimer International Small Company Fund -	Vanguard® Index Funds:
Class A	Vanguard® 500 Index Fund - Investor Shares
Oppenheimer International Small Company Fund -	Vanguard® 500 Index Fund - SignalTM Shares
Class Y	Vanguard® Extended Market Index Fund - SignalTM
Parnassus Income Funds:	Shares
Parnassus Investments Equity Income Fund - Investor	Vanguard® Mid-Cap Index Fund - SignalTM Shares
Shares	Vanguard® Small-Cap Index Fund - SignalTM
Pioneer Equity Income Fund:	Shares
Pioneer Equity Income Fund - Class A	Vanguard® Total Bond Market Index Fund -
Pioneer Variable Contracts Trust:	SignalTM Shares
Pioneer Equity-Income VCT Portfolio - Class II	Vanguard® Total Stock Market Index Fund -
Prudential Investment Portfolios, Inc.:	SignalTM Shares
Jennison Equity Opportunity Fund - Class A	Vanguard® Institutional Index Fund:
Jennison Growth Fund - Class A	Vanguard® Institutional Index Fund - Institutional
RiverSource® Investment Series, Inc.:	Shares
RiverSource® Diversified Equity Income Fund -	Wells Fargo Funds Trust:
Class R5	Wells Fargo Advantage Mid Cap Disciplined Fund -
RiverSource® Mid Cap Value Fund - Class R5	Administrator Class

Effective October 7, 2008, ING Money Market Portfolio changed its investment objective to seeking to maintain a stable share price of $1.00 per share. In connection with this change, ING Money Market Portfolio utilized a stock split and distributed additional shares to its shareholders such that each shareholder’s proportionate interest and aggregate value of investment in ING Money Market Portfolio remained the same.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

redemptions of the shares of the Fund are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and
Liabilities.

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2009 and for the years ended
December 31, 2009 and 2008, were issued.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

3. Recently Adopted Accounting Standards

FASB Accounting Standards Codification

In June 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2009-01, “Topic 105 - Generally Accepted Accounting
Principles: amendments based on Statement of Financial Accounting Standards (“FAS”)
No. 168 - The FASB Accounting Standards CodificationTM and the Hierarchy of Generally
Accepted Accounting Principles” (“ASU 2009-01”), which confirms that as of July 1,
2009, the “FASB Accounting Standards CodificationTM” (“the Codification” or “ASC”) is
the single official source of authoritative, nongovernmental US GAAP. All existing accounting standard documents are superseded, and all other accounting literature not included in the Codification is considered nonauthoritative.

The Account adopted the Codification as of July 1, 2009. There was no effect on the
Account’s net assets and results of operations. The Account has revised its disclosures to incorporate references to the Codification topics.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC
Topic 855, “Subsequent Events,” which establishes:

§	The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
§	The circumstances under which an entity should recognize such events or transactions in its financial statements; and
§	Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Account on
June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09,
“Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure
Requirements,” which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an
SEC filer to disclose that date, effective upon issuance. The Account determined that there was no effect on the Account’s net assets and results of operations upon adoption, as the guidance is consistent with that previously applied by the Account under US auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in the Significant Accounting Policies footnote.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability
Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued new guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly, included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which confirms that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. In addition, this guidance, as included in ASC Topic 820:

§	Clarifies factors for determining whether there has been a significant decrease in market activity for an asset or liability;
§	Requires an entity to determine whether a transaction is not orderly based on the weight of the evidence; and
§	Requires an entity to disclose in interim and annual periods the input and valuation technique used to measure fair value and any change in valuation technique.

These provisions, as included in ASC Topic 820, were adopted by the Account on
April 1, 2009. The Account determined, however, that there was no effect on the
Account’s net assets and results of operations upon adoption, as its guidance is consistent with that previously applied by the Account under US GAAP.

Fair Value Measurements

In September 2006, the FASB issued new guidance on fair value measurements included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. ASC Topic 820 does not expand the use of fair value to any new circumstances.

ASC Topic 820 clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, ASC Topic 820 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data.
ASC Topic 820 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The adoption of ASC Topic 820 on January 1, 2008 did not have an impact on the
Account’s net assets or results of operations. New disclosures are included in the
Financial Instruments footnote.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

4.	Financial Instruments

The Account invests assets in shares of open-end mutual funds and funds of funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock
Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2009 and 2008, respectively, based on the priority of the inputs to the valuation technique below. The
Account had no financial liabilities as of December 31, 2009.

The ASC Topic 820 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

	§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
	§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:
		a)	Quoted prices for similar assets or liabilities in active markets;
		b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
		c)	Inputs other than quoted market prices that are observable; and
		d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
	§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

5.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is generally deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $40 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract.

Other Contract Charges

For certain Contracts, an additional annual charge of 0.25% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds.

For certain Contracts, an additional annual charge of 1.00% is deducted daily from the accumulation value of Contracts for contractowners who select the Five-Year Guaranteed
Minimum Income feature.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6. Related Party Transactions

During the year ended December 31, 2009, management and service fees were paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the
ING Equity Trust, ING Funds Trust, ING Mutual Funds, ING Variable Products Trust,
ING Intermediate Bond Portfolio, ING Money Market Portfolio, ING Balanced Portfolio,
Inc., ING Series Fund, Inc., ING Strategic Allocation Portfolios, Inc., ING Variable
Funds, ING Variable Insurance Trust, and ING Variable Portfolios, Inc. The annual fee rate ranged from 0.08% to 0.99% of the average net assets of each respective Fund.

In addition, management fees were paid to DSL in its capacity as investment adviser to
ING Partners, Inc. and ING Investors Trust. The Trusts’ advisory agreement provided for a fee at an annual rate up to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
AIM Growth Series:
AIM Mid Cap Core Equity Fund - Class A	$ 1,956	$ 150	$ 115 $	58
AIM Small Cap Growth Fund - Class A	3	-	14	8
AIM Investment Funds:
AIM Global Health Care Fund - Investor Class	44	35	45	19
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	1,297	2,044	1,530	3,480
AIM V.I. Core Equity Fund - Series I Shares	3,081	4,023	5,020	6,612
The Alger Fund II:
Alger Green Fund - Class A	1,099	120	-	-
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund, Inc. - Class A	47	28	127	18
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	139	139	183	106
Allianz Funds:
Allianz NFJ Dividend Value Fund - Class A	124	3	-	-
Allianz NFJ Large-Cap Value Fund - Institutional Class	778	344	1,183	373
Allianz NFJ Small-Cap Value Fund - Class A	169	41	159	114
Amana Mutual Funds Trust:
Amana Growth Fund	5,191	111	36	-
Amana Income Fund	9,758	249	46	-
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	1,252	383	1,324	1,956
American Century Government Income Trust:
American Century Inflation-Adjusted Bond Fund - Investor Class	9,501	523	-	-
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class	693	362	1,028	864
Ariel Investment Trust:
Ariel Appreciation Fund	143	198	178	60
Ariel Fund	313	148	353	121
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	1,554	367	985	572
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Investor A
Shares	277	33	-	-
The Bond Fund of AmericaSM, Inc.:
The Bond Fund of AmericaSM, Inc. - Class R-4	4,973	1,293	2,871	771
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	2,761	4,030	3,688	8,210
Capital World Growth & Income FundSM, Inc.:
Capital World Growth & Income FundSM, Inc. - Class R-3	14	-	-	-
Columbia Acorn Trust:
ColumbiaSM Acorn Fund® - Class Z	1,394	316	1,288	136

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	$ 938	$ 199	$ 1,696 $	41
Columbia Mid Cap Value Fund - Class Z	890	414	876	96
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	66	-	-	-
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	57	25	61	19
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	13	-	-	-
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	2,475	1,051	3,250	666
EuroPacific Growth Fund® - Class R-4	36,287	6,354	63,122	9,451
Evergreen Equity Trust:
Evergreen Special Values Fund - Class A	6,770	5,072	8,381	11,051
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	14,983	19,963	17,331	54,245
Fidelity® VIP Growth Portfolio - Initial Class	4,888	14,995	7,959	29,689
Fidelity® VIP High Income Portfolio - Initial Class	3,807	1,703	1,529	1,790
Fidelity® VIP Overseas Portfolio - Initial Class	3,314	4,004	12,038	11,131
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	53,592	47,901	83,323	86,879
Fidelity® VIP Index 500 Portfolio - Initial Class	9,154	5,369	8,380	11,595
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	3,336	879	4,930	711
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	1,970	1,408	6,406	2,242
Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R	1,065	314	1,015	541
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	132	126	167	256
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	14,896	6,520	21,785	11,910
Fundamental InvestorsSM, Inc.:
Fundamental InvestorsSM, Inc. - Class R-3	462	22	13	-
Fundamental InvestorsSM, Inc. - Class R-4	9,754	529	9,789	179
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	3,278	1,307	3,608	749
The Growth Fund of America® - Class R-4	36,478	6,825	51,599	9,231
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	477	520	787	255
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	29,437	45,467	61,094	83,578
ING Equity Trust:
ING Financial Services Fund - Class A	5	84	44	15
ING Real Estate Fund - Class A	392	468	559	354

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Funds Trust:
ING GNMA Income Fund - Class A	$ 2,513	$ 542	$ 1,665	$ 316
ING Intermediate Bond Fund - Class A	957	836	1,496	473
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	46,741	32,627	53,907	58,206
ING Intermediate Bond Portfolio - Class S	167	48	199	195
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	357	2,908	2,079	1,463
ING Artio Foreign Portfolio - Service Class	4,504	6,638	13,668	7,771
ING BlackRock Large Cap Growth Portfolio - Institutional Class	3,531	6,118	12,968	12,086
ING BlackRock Large Cap Growth Portfolio - Service Class	84	41	91	-
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	109	52	65	54
ING Clarion Global Real Estate Portfolio - Institutional Class	7,385	4,547	55,853	3,461
ING Clarion Real Estate Portfolio - Institutional Class	1,904	1,444	579	141
ING Clarion Real Estate Portfolio - Service Class	6,238	2,811	14,906	3,853
ING Evergreen Health Sciences Portfolio - Service Class	2,308	1,384	4,792	1,090
ING Evergreen Omega Portfolio - Service Class	443	201	51	15
ING FMRSM Diversified Mid Cap Portfolio - Service Class	10,690	913	14,704	929
ING Global Resources Portfolio - Institutional Class	-	5	7	1
ING Global Resources Portfolio - Service Class	16,997	11,089	62,056	21,226
ING Growth and Income Portfolio II - Service Class	483	2,176	2,060	2,385
ING Index Plus International Equity Portfolio - Institutional Class	1,896	14,635	9,708	5,196
ING Index Plus International Equity Portfolio - Service Class	469	3,783	2,191	1,919
ING Janus Contrarian Portfolio - Service Class	4,511	2,053	9,329	546
ING JPMorgan Emerging Markets Equity Portfolio - Adviser
Class	176	91	353	271
ING JPMorgan Emerging Markets Equity Portfolio - Institutional
Class	8,778	3,854	8,100	9,806
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	6,630	3,619	10,292	13,457
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	1,258	488	1,471	730
ING JPMorgan Value Opportunities Portfolio - Institutional Class	169	194	31	45
ING JPMorgan Value Opportunities Portfolio - Service Class	844	2,064	851	703
ING Lord Abbett Affiliated Portfolio - Institutional Class	3,665	9,271	21,601	16,868
ING Lord Abbett Affiliated Portfolio - Service Class	105	45	418	51
ING Marsico Growth Portfolio - Institutional Class	1,736	1,146	9,787	1,675
ING Marsico Growth Portfolio - Service Class	98	137	1,626	5,168
ING Marsico International Opportunities Portfolio - Adviser Class	97	11	166	77
ING Marsico International Opportunities Portfolio - Service Class	1,571	1,608	5,157	3,756
ING MFS Total Return Portfolio - Adviser Class	434	153	346	175
ING MFS Total Return Portfolio - Institutional Class	4,071	4,809	12,205	15,394
ING MFS Total Return Portfolio - Service Class	3,531	3,619	6,317	6,069
ING MFS Utilities Portfolio - Service Class	5,449	2,782	14,547	6,817
ING Oppenheimer Main Street Portfolio® - Service Class	704	2,176	2,111	1,886
ING PIMCO High Yield Portfolio - Institutional Class	3,106	787	525	479
ING PIMCO High Yield Portfolio - Service Class	7,653	2,034	4,100	3,544
ING Pioneer Equity Income Portfolio - Institutional Class	11,788	13,441	21,573	15,558
ING Pioneer Equity Income Portfolio - Service Class	3	-	-	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING Pioneer Fund Portfolio - Institutional Class	$ 2,580	$ 1,932	$ 3,838	$ 1,752
ING Pioneer Fund Portfolio - Service Class	180	12	68	15
ING Pioneer Mid Cap Value Portfolio - Adviser Class	-	2	8	5
ING Pioneer Mid Cap Value Portfolio - Institutional Class	8,237	5,869	16,615	9,295
ING Pioneer Mid Cap Value Portfolio - Service Class	108	31	273	11
ING Stock Index Portfolio - Institutional Class	944	123	746	468
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	53,973	8,612	76,797	6,029
ING T. Rowe Price Equity Income Portfolio - Adviser Class	319	98	744	356
ING T. Rowe Price Equity Income Portfolio - Service Class	20,324	3,903	29,676	6,860
ING Templeton Global Growth Portfolio - Institutional Class	165	421	238	113
ING Templeton Global Growth Portfolio - Service Class	1,140	494	1,075	385
ING Van Kampen Capital Growth Portfolio - Institutional Class	3,292	3,884	739	186
ING Van Kampen Capital Growth Portfolio - Service Class	129	313	322	114
ING Van Kampen Growth and Income Portfolio - Service Class	3,956	2,134	7,260	3,708
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	737	527	1,118	656
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	46,792	184,310	198,085	164,200
ING Mutual Funds:
ING Global Real Estate Fund - Class A	25	-	-	-
ING International Capital Appreciation Fund - Class I	3	-	-	-
ING International Growth Opportunities Fund - Class Q	3	12	4	-
ING International SmallCap Multi-Manager Fund - Class A	283	459	597	269
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Adviser
Class	24	101	68	-
ING American Century Large Company Value Portfolio - Service
Class	286	3,066	3,172	1,055
ING American Century Small-Mid Cap Value Portfolio - Adviser
Class	18	14	96	64
ING American Century Small-Mid Cap Value Portfolio - Service
Class	7,999	2,561	7,460	2,970
ING Baron Asset Portfolio - Service Class	750	625	1,012	620
ING Baron Small Cap Growth Portfolio - Adviser Class	601	60	278	172
ING Baron Small Cap Growth Portfolio - Service Class	13,190	4,239	15,624	9,389
ING Columbia Small Cap Value Portfolio - Adviser Class	18	-	-	-
ING Columbia Small Cap Value Portfolio - Service Class	505	281	706	129
ING Davis New York Venture Portfolio - Service Class	2,653	1,371	3,980	1,471
ING Fidelity® VIP Mid Cap Portfolio - Service Class	3,095	1,294	7,228	366
ING Index Solution 2015 Portfolio - Adviser Class	221	106	37	-
ING Index Solution 2025 Portfolio - Adviser Class	507	1	80	-
ING Index Solution 2035 Portfolio - Adviser Class	242	2	50	-
ING Index Solution 2045 Portfolio - Adviser Class	118	-	6	-
ING Index Solution Income Portfolio - Adviser Class	79	29	1	-
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	40	43	222	206
ING JPMorgan Mid Cap Value Portfolio - Service Class	3,261	2,730	5,508	5,303

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Partners, Inc. (continued):
ING Legg Mason Partners Aggressive Growth Portfolio - Adviser
Class	$ 71	$ 51	$ 24	$ 23
ING Legg Mason Partners Aggressive Growth Portfolio - Initial
Class	2,295	9,351	1,877	20,540
ING Legg Mason Partners Aggressive Growth Portfolio - Service
Class	33	40	105	6
ING Neuberger Berman Partners Portfolio - Service Class	1,355	3,505	2,501	802
ING Oppenheimer Global Portfolio - Adviser Class	191	145	219	135
ING Oppenheimer Global Portfolio - Initial Class	28,987	41,623	71,401	115,339
ING Oppenheimer Global Portfolio - Service Class	118	13	168	137
ING Oppenheimer Strategic Income Portfolio - Adviser Class	148	200	323	260
ING Oppenheimer Strategic Income Portfolio - Initial Class	18,280	12,530	27,530	15,665
ING Oppenheimer Strategic Income Portfolio - Service Class	393	92	317	3,908
ING PIMCO Total Return Portfolio - Adviser Class	592	291	878	491
ING PIMCO Total Return Portfolio - Service Class	78,253	14,633	49,759	20,018
ING Pioneer High Yield Portfolio - Initial Class	8,590	2,273	2,788	1,810
ING Pioneer High Yield Portfolio - Service Class	50	5	36	8
ING Solution 2015 Portfolio - Adviser Class	3,484	1,582	6,088	1,242
ING Solution 2015 Portfolio - Service Class	12,831	2,590	13,824	5,036
ING Solution 2025 Portfolio - Adviser Class	4,269	1,407	7,199	1,100
ING Solution 2025 Portfolio - Service Class	18,954	2,684	21,652	4,941
ING Solution 2035 Portfolio - Adviser Class	4,059	919	6,053	570
ING Solution 2035 Portfolio - Service Class	16,109	942	17,035	2,269
ING Solution 2045 Portfolio - Adviser Class	3,224	651	3,343	645
ING Solution 2045 Portfolio - Service Class	12,290	612	11,939	1,802
ING Solution Growth and Income Portfolio - Service Class	1,104	383	908	250
ING Solution Growth Portfolio - Service Class	589	122	443	210
ING Solution Income Portfolio - Adviser Class	1,281	1,588	3,604	986
ING Solution Income Portfolio - Service Class	3,049	1,445	4,348	3,037
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Adviser Class	58	57	193	104
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class	9,357	16,669	57,324	37,143
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
Service Class	135	173	152	113
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	116	103	705	490
ING T. Rowe Price Growth Equity Portfolio - Initial Class	10,974	11,145	23,639	29,782
ING T. Rowe Price Growth Equity Portfolio - Service Class	270	150	688	129
ING Templeton Foreign Equity Portfolio - Adviser Class	33	14	273	38
ING Templeton Foreign Equity Portfolio - Initial Class	5,039	9,310	140,891	13,745
ING Templeton Foreign Equity Portfolio - Service Class	25	23	2,081	7,239
ING Thornburg Value Portfolio - Adviser Class	36	29	67	81
ING Thornburg Value Portfolio - Initial Class	8,914	6,743	3,720	12,256
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	28	10	54	-
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	3,241	8,840	4,316	18,834
ING UBS U.S. Large Cap Equity Portfolio - Service Class	3	-	3	-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Partners, Inc. (continued):
ING Van Kampen Comstock Portfolio - Adviser Class	$ 49	$ 22	$ 217	$ 230
ING Van Kampen Comstock Portfolio - Service Class	4,594	6,774	9,513	17,225
ING Van Kampen Equity and Income Portfolio - Adviser Class	121	15	352	92
ING Van Kampen Equity and Income Portfolio - Initial Class	9,358	26,427	36,380	45,544
ING Van Kampen Equity and Income Portfolio - Service Class	46	74	85	50
ING Series Fund, Inc.:
ING Growth and Income Fund - Class A	128	27	-	-
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	6,113	4,828	8,346	7,613
ING Strategic Allocation Growth Portfolio - Class I	12,607	5,232	16,895	12,408
ING Strategic Allocation Moderate Portfolio - Class I	11,759	6,010	15,058	11,023
ING Variable Funds:
ING Growth and Income Portfolio - Class A	58	97	747	340
ING Growth and Income Portfolio - Class I	18,945	104,037	24,117	227,614
ING Growth and Income Portfolio - Class S	522	83	412	35
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 3	384	17,614	1,514	4,867
ING GET U.S. Core Portfolio - Series 5	16	68	100	133
ING GET U.S. Core Portfolio - Series 6	44	287	447	512
ING GET U.S. Core Portfolio - Series 7	40	331	478	358
ING GET U.S. Core Portfolio - Series 8	13	429	176	134
ING GET U.S. Core Portfolio - Series 9	3	3	36	14
ING GET U.S. Core Portfolio - Series 10	2	1	15	3
ING GET U.S. Core Portfolio - Series 11	1	1	7	15
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio -
Class I	8,536	3,390	6,451	9,988
ING Index Plus LargeCap Portfolio - Class I	15,574	25,583	38,938	66,777
ING Index Plus LargeCap Portfolio - Class S	11	21	312	136
ING Index Plus MidCap Portfolio - Class I	15,518	16,645	54,014	46,260
ING Index Plus MidCap Portfolio - Class S	153	35	241	127
ING Index Plus SmallCap Portfolio - Class I	8,025	9,573	15,010	25,686
ING Index Plus SmallCap Portfolio - Class S	56	17	31	41
ING International Index Portfolio - Class I	18,581	1,131	436	158
ING International Index Portfolio - Class S	17	-	-	-
ING Opportunistic Large Cap Growth Portfolio - Class I	1,178	36,540	2,644	8,345
ING Opportunistic Large Cap Portfolio - Class I	37,556	7,752	13,379	13,020
ING Russell™ Large Cap Growth Index Portfolio - Class I	3,553	1,230	-	-
ING Russell™ Large Cap Growth Index Portfolio - Class S	328	27	-	-
ING Russell™ Large Cap Index Portfolio - Class I	7,144	1,861	2,937	158
ING Russell™ Large Cap Value Index Portfolio - Class I	90	21	-	-
ING Russell™ Large Cap Value Index Portfolio - Class S	2,161	498	-	-
ING Russell™ Mid Cap Growth Index Portfolio - Class S	2,829	128	-	-
ING Russell™ Mid Cap Index Portfolio - Class I	1,804	417	1,810	396
ING Russell™ Small Cap Index Portfolio - Class I	1,295	344	1,010	181
ING Small Company Portfolio - Class I	6,351	7,667	26,182	18,555

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Variable Portfolios, Inc. (continued):
ING Small Company Portfolio - Class S	$ 17	$ 24	$ 127	$ 53
ING U.S. Bond Index Portfolio - Class I	3,370	1,062	2,310	783
ING Variable Products Trust:
ING International Value Portfolio - Class I	11,002	10,812	37,177	19,325
ING International Value Portfolio - Class S	54	71	331	258
ING MidCap Opportunities Portfolio - Class I	1,887	1,245	5,673	1,822
ING MidCap Opportunities Portfolio - Class S	130	17	198	94
ING SmallCap Opportunities Portfolio - Class I	2,131	1,389	4,958	2,360
ING SmallCap Opportunities Portfolio - Class S	11	13	117	55
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	40	55	67	123
Janus Aspen Series Enterprise Portfolio - Institutional Shares	21	39	118	152
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	12	55	17	19
Janus Aspen Series Janus Portfolio - Institutional Shares	5	23	61	81
Janus Aspen Series Worldwide Portfolio - Institutional Shares	14	47	194	227
The Lazard Funds, Inc.:
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	663	103	351	79
LKCM Funds:
LKCM Aquinas Growth Fund	68	68	75	9
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	1,362	193	878	20
Lord Abbett Mid Cap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	185	83	292	249
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	147	202	300	352
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	4,309	9,443	9,774	21,917
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	73	264	163	293
Morgan Stanley Institutional Fund Trust:
Morgan Stanley U.S. Small Cap Value Portfolio - Class I	1,127	574	1,439	340
Neuberger Berman Equity Funds®:
Neuberger Berman Socially Responsive Fund® - Trust Class	1,198	433	1,656	372
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	650	390	1,158	687
New Perspective Fund®, Inc. - Class R-4	8,848	3,325	25,476	3,823
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	138	135	169	113
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	38,842	9,605	59,067	27,303
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	31	77	107	209
Oppenheimer Main Street Fund®/VA	1	8	8	10
Oppenheimer Main Street Small Cap Fund®/VA	2,117	748	1,591	813
Oppenheimer MidCap Fund/VA	-	3	-	3
Oppenheimer Strategic Bond Fund/VA	3	22	11	6

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2009		2008
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Pax World Funds Series Trust I:
Pax World Balanced Fund	$ 5,679	$ 4,710	$ 12,104 $	5,484
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	44,680	6,642	53,532	10,821
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	1,194	535	1,074	238
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	9,342	3,791	14,277	10,479
Pioneer Equity Income VCT Portfolio - Class I	44	44	320	1,310
Pioneer High Yield VCT Portfolio - Class I	4,453	2,287	4,106	3,519
Pioneer Mid Cap Value VCT Portfolio - Class I	51	51	166	582
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio - Class I	3,780	610	3,765	413
RiverSource® Investment Series, Inc.:
RiverSource® Diversified Equity Income Fund - Class R-3	222	7	-	-
RiverSource® Diversified Equity Income Fund - Class R-4	1,720	519	1,830	97
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	2,111	386	765	104
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	168	176	177	84
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	42	1	14	3
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	286	151	420	331
Templeton Income Trust:
Templeton Global Bond Fund - Class A	34,297	5,757	50,189	8,888
Van Kampen Equity Trust:
Van Kampen Small Cap Value Fund - Class A	70	2	-	-
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	11	17	25	7
Equity Income Portfolio	55	19	94	108
Small Company Growth Portfolio	9	6	26	1
Wanger Advisors Trust:
Wanger International	6,318	2,204	7,705	3,515
Wanger Select	11,134	2,853	11,319	7,280
Wanger USA	3,806	1,230	6,380	1,897
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	661	989	1,406	682
Washington Mutual Investors FundSM, Inc. - Class R-4	9,128	5,061	12,794	9,546
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	18	3	38	7

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8. Changes in Units

The changes in units outstanding were as follows:

			Year Ended December 31,
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Growth Series:
AIM Mid Cap Core Equity Fund - Class A	189,583	32,854	156,729	12,951	9,343	3,608
AIM Small Cap Growth Fund - Class A	356	1	355	1,137	1,179	(42)
AIM Investment Funds:
AIM Global Health Care Fund - Investor Class	1,737	1,400	337	3,002	2,200	802
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	601,116	691,603	(90,487)	760,617	941,265	(180,648)
AIM V.I. Core Equity Fund - Series I Shares	898,241	1,058,442	(160,201)	1,270,407	1,486,860	(216,453)
The Alger Fund II:
Alger Green Fund - Class A	128,151	37,583	90,568	-	-	-
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund, Inc. - Class A	23,403	21,093	2,310	24,695	15,092	9,603
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	18,493	19,345	(852)	9,648	10,558	(910)
Allianz Funds:
Allianz NFJ Dividend Value Fund - Class A	21,562	10,573	10,989	-	-	-
Allianz NFJ Large-Cap Value Fund - Institutional Class	125,348	54,442	70,906	148,552	54,015	94,537
Allianz NFJ Small-Cap Value Fund - Class A	22,926	12,334	10,592	10,657	10,196	461
Amana Mutual Funds Trust:
Amana Growth Fund	598,954	58,076	540,878	4,930	1	4,929
Amana Income Fund	1,053,817	83,411	970,406	5,711	(2)	5,713
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	259,494	174,659	84,835	200,602	267,883	(67,281)
American Century Government Income Trust:
American Century Inflation-Adjusted Bond Fund - Investor Class	970,926	124,494	846,432	-	-	-
American Century Quantitative Equity Funds, Inc.:
American Century Income & Growth Fund - A Class	176,895	138,224	38,671	216,423	203,459	12,964

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Ariel Investment Trust:
Ariel Appreciation Fund	29,135	30,605	(1,470)	45,372	37,472	7,900
Ariel Fund	84,795	61,462	23,333	65,680	32,658	33,022
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	262,712	87,125	175,587	278,603	221,622	56,981
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	24,067	3,401	20,666	-	-	-
The Bond Fund of AmericaSM, Inc.:
The Bond Fund of AmericaSM, Inc. - Class R-4	657,902	275,615	382,287	339,680	118,152	221,528
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	339,058	436,345	(97,287)	511,652	762,918	(251,266)
Capital World Growth & Income FundSM, Inc.:
Capital World Growth & Income FundSM, Inc. - Class R-3	1,129	1	1,128	-	-	-
Columbia Acorn Trust:
ColumbiaSM Acorn Fund® - Class Z	190,973	42,502	148,471	147,291	20,951	126,340
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A	191,968	79,695	112,273	269,870	11,555	258,315
Columbia Mid Cap Value Fund - Class Z	128,854	58,761	70,093	101,124	9,742	91,382
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	10,962	5,206	5,756	-	-	-
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	5,473	2,374	3,099	4,775	2,013	2,762
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R	1,101	-	1,101	-	-	-
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	396,218	297,913	98,305	370,363	233,872	136,491
EuroPacific Growth Fund® - Class R-4	4,883,302	2,824,983	2,058,319	7,070,003	4,356,252	2,713,751
Evergreen Equity Trust:
Evergreen Special Values Fund - Class A	1,105,049	958,702	146,347	1,324,898	1,444,352	(119,454)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	3,214,042	3,734,349	(520,307)	4,189,021	5,987,003	(1,797,982)
Fidelity® VIP Growth Portfolio - Initial Class	2,914,425	3,518,809	(604,384)	3,977,068	4,725,593	(748,525)
Fidelity® VIP High Income Portfolio - Initial Class	456,314	285,403	170,911	223,272	301,391	(78,119)
Fidelity® VIP Overseas Portfolio - Initial Class	674,438	747,193	(72,755)	1,109,004	1,385,792	(276,788)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	12,437,181	12,096,628	340,553	12,028,758	12,280,285	(251,527)
Fidelity® VIP Index 500 Portfolio - Initial Class	679,668	633,917	45,751	671,547	885,397	(213,850)
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	371,130	143,058	228,072	350,921	121,379	229,542
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	129,145	118,865	10,280	280,484	201,562	78,922
Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R	149,512	93,222	56,290	111,234	88,706	22,528
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	31,797	31,630	167	53,946	59,363	(5,417)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	1,849,172	1,493,670	355,502	2,386,371	2,172,012	214,359
Fundamental InvestorsSM, Inc.:
Fundamental InvestorsSM, Inc. - Class R-3	74,129	13,763	60,366	2,188	-	2,188
Fundamental InvestorsSM, Inc. - Class R-4	1,786,581	440,942	1,345,639	1,469,391	114,820	1,354,571
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	753,521	536,030	217,491	617,227	383,947	233,280
The Growth Fund of America® - Class R-4	7,328,391	4,305,334	3,023,057	8,883,524	5,402,023	3,481,501
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3	121,787	131,043	(9,256)	141,162	103,420	37,742
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class I	2,763,347	4,160,361	(1,397,014)	2,918,839	6,598,521	(3,679,682)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Equity Trust:
ING Financial Services Fund - Class A	922	15,889	(14,967)	11,805	8,585	3,220
ING Real Estate Fund - Class A	66,555	76,982	(10,427)	68,114	56,725	11,389
ING Funds Trust:
ING GNMA Income Fund - Class A	258,970	109,364	149,606	172,356	59,936	112,420
ING Intermediate Bond Fund - Class A	161,257	169,917	(8,660)	224,313	151,391	72,922
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class I	6,530,718	6,637,935	(107,217)	5,513,773	6,888,917	(1,375,144)
ING Intermediate Bond Portfolio - Class S	13,869	3,156	10,713	11,030	12,550	(1,520)
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	106,675	383,984	(277,309)	224,325	229,040	(4,715)
ING Artio Foreign Portfolio - Service Class	900,246	1,131,472	(231,226)	1,378,474	1,379,620	(1,146)
ING BlackRock Large Cap Growth Portfolio - Institutional Class	1,855,248	2,199,746	(344,498)	2,087,443	3,158,777	(1,071,334)
ING BlackRock Large Cap Growth Portfolio - Service Class	20,155	15,263	4,892	10,015	1,831	8,184
ING BlackRock Large Cap Growth Portfolio - Service 2 Class	15,875	6,805	9,070	5,376	7,011	(1,635)
ING Clarion Global Real Estate Portfolio - Institutional Class	1,952,084	1,638,079	314,005	6,215,671	854,577	5,361,094
ING Clarion Real Estate Portfolio - Institutional Class	245,040	204,183	40,857	45,440	21,480	23,960
ING Clarion Real Estate Portfolio - Service Class	1,710,024	1,309,265	400,759	1,923,211	1,175,859	747,352
ING Evergreen Health Sciences Portfolio - Service Class	484,926	387,974	96,952	666,860	377,032	289,828
ING Evergreen Omega Portfolio - Service Class	44,312	19,375	24,937	5,436	1,664	3,772
ING FMRSM Diversified Mid Cap Portfolio - Service Class	1,569,633	603,000	966,633	1,618,664	541,459	1,077,205
ING Global Resources Portfolio - Institutional Class	-	624	(624)	-	112	(112)
ING Global Resources Portfolio - Service Class	4,154,286	3,449,907	704,379	6,214,891	4,986,705	1,228,186
ING Growth and Income Portfolio II - Service Class	126,934	418,375	(291,441)	270,131	368,522	(98,391)
ING Index Plus International Equity Portfolio - Institutional Class	361,727	2,314,168	(1,952,441)	752,324	940,171	(187,847)
ING Index Plus International Equity Portfolio - Service Class	85,250	538,755	(453,505)	158,852	317,248	(158,396)
ING Janus Contrarian Portfolio - Service Class	1,054,299	647,786	406,513	1,062,516	180,583	881,933
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	15,326	7,566	7,760	19,443	20,120	(677)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	896,062	581,232	314,830	718,580	988,140	(269,560)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	844,046	660,999	183,047	991,706	1,276,669	(284,963)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	190,256	106,877	83,379	158,631	111,732	46,899
ING JPMorgan Value Opportunities Portfolio - Institutional Class	27,839	32,001	(4,162)	2,533	4,854	(2,321)
ING JPMorgan Value Opportunities Portfolio - Service Class	151,794	322,134	(170,340)	129,333	125,480	3,853
ING Lord Abbett Affiliated Portfolio - Institutional Class	2,092,725	2,889,702	(796,977)	3,326,566	4,734,056	(1,407,490)
ING Lord Abbett Affiliated Portfolio - Service Class	65,186	57,017	8,169	31,055	5,349	25,706
ING Marsico Growth Portfolio - Institutional Class	414,301	330,347	83,954	1,046,857	249,585	797,272
ING Marsico Growth Portfolio - Service Class	19,214	24,619	(5,405)	130,652	417,523	(286,871)
ING Marsico International Opportunities Portfolio - Adviser Class	13,006	1,883	11,123	16,659	10,866	5,793
ING Marsico International Opportunities Portfolio - Service Class	330,672	345,390	(14,718)	512,497	495,535	16,962
ING MFS Total Return Portfolio - Adviser Class	45,398	15,605	29,793	25,026	18,372	6,654
ING MFS Total Return Portfolio - Institutional Class	811,812	1,020,503	(208,691)	882,143	2,148,919	(1,266,776)
ING MFS Total Return Portfolio - Service Class	540,532	568,631	(28,099)	561,070	858,965	(297,895)
ING MFS Utilities Portfolio - Service Class	789,309	689,729	99,580	1,283,623	1,137,644	145,979
ING Oppenheimer Main Street Portfolio® - Service Class	147,852	323,939	(176,087)	243,625	226,131	17,494
ING PIMCO High Yield Portfolio - Institutional Class	303,751	98,866	204,885	54,117	54,831	(714)
ING PIMCO High Yield Portfolio - Service Class	964,144	500,365	463,779	629,697	621,427	8,270
ING Pioneer Equity Income Portfolio - Institutional Class	5,046,580	4,976,718	69,862	7,008,917	6,546,358	462,559
ING Pioneer Equity Income Portfolio - Service Class	387	-	387	-	-	-
ING Pioneer Fund Portfolio - Institutional Class	563,240	487,456	75,784	621,653	497,276	124,377
ING Pioneer Fund Portfolio - Service Class	26,114	1,902	24,212	6,830	1,746	5,084
ING Pioneer Mid Cap Value Portfolio - Adviser Class	-	245	(245)	783	538	245
ING Pioneer Mid Cap Value Portfolio - Institutional Class	2,394,060	2,120,091	273,969	3,061,080	2,929,679	131,401
ING Pioneer Mid Cap Value Portfolio - Service Class	36,819	27,096	9,723	32,563	6,477	26,086
ING Stock Index Portfolio - Institutional Class	104,552	17,734	86,818	120,017	107,094	12,923
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	8,208,080	4,276,913	3,931,167	8,908,597	4,875,658	4,032,939
ING T. Rowe Price Equity Income Portfolio - Adviser Class	35,979	10,624	25,355	56,069	32,855	23,214
ING T. Rowe Price Equity Income Portfolio - Service Class	6,784,621	5,475,029	1,309,592	2,197,549	1,355,572	841,977
ING Templeton Global Growth Portfolio - Institutional Class	56,373	77,878	(21,505)	23,828	17,294	6,534
ING Templeton Global Growth Portfolio - Service Class	214,981	127,770	87,211	182,066	119,496	62,570
ING Van Kampen Capital Growth Portfolio - Institutional Class	610,530	676,612	(66,082)	96,631	30,549	66,082

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Van Kampen Capital Growth Portfolio - Service Class	16,373	37,371	(20,998)	31,601	16,949	14,652
ING Van Kampen Growth and Income Portfolio - Service Class	731,010	528,467	202,543	877,614	703,133	174,481
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	131,874	98,779	33,095	147,427	107,822	39,605
ING Money Market Portfolio:
ING Money Market Portfolio - Class I	14,418,890	21,768,298	(7,349,408)	25,711,004	20,488,837	5,222,167
ING Mutual Funds:
ING Global Real Estate Fund - Class A	1,746	-	1,746	-	-	-
ING International Capital Appreciation Fund - Class I	231	14	217	-	-	-
ING International Growth Opportunities Fund - Class Q	445	1,340	(895)	251	-	251
ING International SmallCap Multi-Manager Fund - Class A	48,400	62,633	(14,233)	56,840	36,689	20,151
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Adviser Class	3,269	13,915	(10,646)	3,330	-	3,330
ING American Century Large Company Value Portfolio - Service Class	53,671	351,557	(297,886)	152,255	141,442	10,813
ING American Century Small-Mid Cap Value Portfolio - Adviser Class	1,633	1,648	(15)	7,653	6,292	1,361
ING American Century Small-Mid Cap Value Portfolio - Service Class	2,167,525	1,759,978	407,547	642,768	530,000	112,768
ING Baron Asset Portfolio - Service Class	225,118	201,954	23,164	195,627	157,395	38,232
ING Baron Small Cap Growth Portfolio - Adviser Class	75,119	7,703	67,416	22,721	13,612	9,109
ING Baron Small Cap Growth Portfolio - Service Class	3,327,664	2,446,219	881,445	2,443,020	2,115,308	327,712
ING Columbia Small Cap Value Portfolio - Adviser Class	2,674	-	2,674	-	-	-
ING Columbia Small Cap Value Portfolio - Service Class	122,280	90,512	31,768	126,584	61,840	64,744
ING Davis New York Venture Portfolio - Service Class	403,609	297,989	105,620	429,149	269,610	159,539
ING Fidelity® VIP Mid Cap Portfolio - Service Class	235,699	181,311	54,388	644,350	62,151	582,199
ING Index Solution 2015 Portfolio - Adviser Class	24,530	9,849	14,681	4,707	(2)	4,709
ING Index Solution 2025 Portfolio - Adviser Class	66,094	30	66,064	11,318	-	11,318
ING Index Solution 2035 Portfolio - Adviser Class	34,745	301	34,444	7,489	4	7,485
ING Index Solution 2045 Portfolio - Adviser Class	16,601	111	16,490	973	-	973
ING Index Solution Income Portfolio - Adviser Class	8,970	3,093	5,877	112	-	112
ING JPMorgan Mid Cap Value Portfolio - Adviser Class	3,418	4,845	(1,427)	14,310	15,736	(1,426)
ING JPMorgan Mid Cap Value Portfolio - Service Class	554,955	533,831	21,124	716,794	895,344	(178,550)
ING Legg Mason Partners Aggressive Growth Portfolio - Adviser Class	11,006	7,373	3,633	3,398	3,164	234

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	1,349,996	2,053,099	(703,103)	2,068,223	3,589,805	(1,521,582)
ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	12,662	13,294	(632)	10,294	1,190	9,104
ING Neuberger Berman Partners Portfolio - Service Class	263,499	623,837	(360,338)	351,721	191,937	159,784
ING Oppenheimer Global Portfolio - Adviser Class	11,157	6,119	5,038	13,040	10,145	2,895
ING Oppenheimer Global Portfolio - Initial Class	6,711,682	9,887,520	(3,175,838)	10,464,561	18,538,373	(8,073,812)
ING Oppenheimer Global Portfolio - Service Class	9,736	1,242	8,494	11,864	11,108	756
ING Oppenheimer Strategic Income Portfolio - Adviser Class	12,340	18,469	(6,129)	24,828	22,006	2,822
ING Oppenheimer Strategic Income Portfolio - Initial Class	3,094,797	2,992,699	102,098	4,753,262	4,325,808	427,454
ING Oppenheimer Strategic Income Portfolio - Service Class	51,900	18,654	33,246	30,449	336,194	(305,745)
ING PIMCO Total Return Portfolio - Adviser Class	42,778	23,828	18,950	56,433	28,172	28,261
ING PIMCO Total Return Portfolio - Service Class	7,616,429	3,416,374	4,200,055	6,195,346	4,369,373	1,825,973
ING Pioneer High Yield Portfolio - Initial Class	1,017,428	478,388	539,040	303,304	260,075	43,229
ING Pioneer High Yield Portfolio - Service Class	5,526	1,877	3,649	9,605	7,619	1,986
ING Solution 2015 Portfolio - Adviser Class	708,028	564,424	143,604	755,877	352,694	403,183
ING Solution 2015 Portfolio - Service Class	1,921,891	981,529	940,362	2,065,621	1,332,946	732,675
ING Solution 2025 Portfolio - Adviser Class	995,774	691,384	304,390	904,991	412,861	492,130
ING Solution 2025 Portfolio - Service Class	3,025,023	1,315,890	1,709,133	3,058,307	1,616,896	1,441,411
ING Solution 2035 Portfolio - Adviser Class	887,912	537,460	350,452	766,635	320,528	446,107
ING Solution 2035 Portfolio - Service Class	2,558,142	878,535	1,679,607	2,337,613	1,052,525	1,285,088
ING Solution 2045 Portfolio - Adviser Class	565,424	291,190	274,234	451,435	232,684	218,751
ING Solution 2045 Portfolio - Service Class	1,866,419	552,378	1,314,041	1,592,320	688,354	903,966
ING Solution Growth and Income Portfolio - Service Class	147,885	62,299	85,586	119,437	37,751	81,686
ING Solution Growth Portfolio - Service Class	79,222	17,916	61,306	64,306	39,245	25,061
ING Solution Income Portfolio - Adviser Class	199,144	277,710	(78,566)	372,956	164,342	208,614
ING Solution Income Portfolio - Service Class	364,366	244,677	119,689	521,217	432,641	88,576
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	7,541	7,055	486	11,479	10,658	821
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	4,379,955	5,167,474	(787,519)	5,398,433	7,844,400	(2,445,967)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	22,222	23,821	(1,599)	9,431	11,687	(2,256)
ING T. Rowe Price Growth Equity Portfolio - Adviser Class	14,322	12,610	1,712	51,958	40,712	11,246
ING T. Rowe Price Growth Equity Portfolio - Initial Class	2,578,334	2,538,610	39,724	2,738,286	3,742,230	(1,003,944)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING T. Rowe Price Growth Equity Portfolio - Service Class	71,484	57,843	13,641	68,959	30,548	38,411
ING Templeton Foreign Equity Portfolio - Adviser Class	5,367	1,981	3,386	28,033	5,346	22,687
ING Templeton Foreign Equity Portfolio - Initial Class	1,816,214	2,411,920	(595,706)	14,957,289	2,918,419	12,038,870
ING Templeton Foreign Equity Portfolio - Service Class	3,257	2,780	477	160,983	580,948	(419,965)
ING Thornburg Value Portfolio - Adviser Class	3,966	3,384	582	4,983	7,217	(2,234)
ING Thornburg Value Portfolio - Initial Class	1,111,777	1,016,268	95,509	1,028,341	1,344,413	(316,072)
ING UBS U.S. Large Cap Equity Portfolio - Adviser Class	2,910	515	2,395	5,230	4	5,226
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	841,529	1,410,276	(568,747)	1,242,138	2,446,870	(1,204,732)
ING UBS U.S. Large Cap Equity Portfolio - Service Class	337	23	314	326	28	298
ING Van Kampen Comstock Portfolio - Adviser Class	6,182	3,967	2,215	11,588	16,360	(4,772)
ING Van Kampen Comstock Portfolio - Service Class	984,248	1,280,949	(296,701)	1,795,226	2,877,099	(1,081,873)
ING Van Kampen Equity and Income Portfolio - Adviser Class	12,292	1,466	10,826	28,806	11,457	17,349
ING Van Kampen Equity and Income Portfolio - Initial Class	3,168,735	5,141,132	(1,972,397)	5,712,119	8,989,943	(3,277,824)
ING Van Kampen Equity and Income Portfolio - Service Class	1,428	2,575	(1,147)	1,804	1,927	(123)
ING Series Fund, Inc.:
ING Growth and Income Fund - Class A	13,627	4,167	9,460	-	-	-
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class I	610,517	626,697	(16,180)	824,694	995,527	(170,833)
ING Strategic Allocation Growth Portfolio - Class I	1,114,404	1,058,520	55,884	1,352,865	1,668,249	(315,384)
ING Strategic Allocation Moderate Portfolio - Class I	1,221,558	1,154,601	66,957	1,674,269	1,847,461	(173,192)
ING Variable Funds:
ING Growth and Income Portfolio - Class A	7,711	16,604	(8,893)	61,481	20,473	41,008
ING Growth and Income Portfolio - Class I	4,731,369	10,252,286	(5,520,917)	8,411,252	19,391,889	(10,980,637)
ING Growth and Income Portfolio - Class S	68,276	16,639	51,637	47,033	10,670	36,363
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 3	8,867	1,724,764	(1,715,897)	24,582	462,586	(438,004)
ING GET U.S. Core Portfolio - Series 5	-	5,737	(5,737)	-	11,347	(11,347)
ING GET U.S. Core Portfolio - Series 6	11,312	35,690	(24,378)	245	44,313	(44,068)
ING GET U.S. Core Portfolio - Series 7	4,889	35,115	(30,226)	3,423	34,178	(30,755)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Insurance Trust (continued):
ING GET U.S. Core Portfolio - Series 8	1,268	42,523	(41,255)	1,489	12,901	(11,412)
ING GET U.S. Core Portfolio - Series 9	842	864	(22)	1,230	2,352	(1,122)
ING GET U.S. Core Portfolio - Series 10	27	27	-	1,051	1,199	(148)
ING GET U.S. Core Portfolio - Series 11	32	38	(6)	2,022	3,423	(1,401)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class I	4,089,157	2,677,033	1,412,124	3,205,098	4,004,636	(799,538)
ING Index Plus LargeCap Portfolio - Class I	3,179,901	4,347,128	(1,167,227)	4,700,264	7,518,268	(2,818,004)
ING Index Plus LargeCap Portfolio - Class S	224	2,765	(2,541)	29,154	13,839	15,315
ING Index Plus MidCap Portfolio - Class I	4,401,087	4,555,552	(154,465)	3,748,737	5,296,655	(1,547,918)
ING Index Plus MidCap Portfolio - Class S	18,288	4,586	13,702	22,153	15,652	6,501
ING Index Plus SmallCap Portfolio - Class I	1,752,123	1,940,524	(188,401)	2,156,481	3,391,049	(1,234,568)
ING Index Plus SmallCap Portfolio - Class S	8,478	2,737	5,741	4,159	4,354	(195)
ING International Index Portfolio - Class I	2,677,101	312,846	2,364,255	65,337	28,124	37,213
ING International Index Portfolio - Class S	1,449	-	1,449	-	-	-
ING Opportunistic Large Cap Growth Portfolio - Class I	388,587	3,760,154	(3,371,567)	878,310	1,278,791	(400,481)
ING Opportunistic Large Cap Portfolio - Class I	3,266,014	1,148,039	2,117,975	878,286	1,478,814	(600,528)
ING Russell™ Large Cap Growth Index Portfolio - Class I	373,677	152,728	220,949	-	-	-
ING Russell™ Large Cap Growth Index Portfolio - Class S	41,627	12,703	28,924	-	-	-
ING Russell™ Large Cap Index Portfolio - Class I	1,288,358	501,374	786,984	438,570	35,576	402,994
ING Russell™ Large Cap Value Index Portfolio - Class I	9,126	2,496	6,630	-	-	-
ING Russell™ Large Cap Value Index Portfolio - Class S	222,970	58,287	164,683	-	-	-
ING Russell™ Mid Cap Growth Index Portfolio - Class S	266,294	28,919	237,375	-	-	-
ING Russell™ Mid Cap Index Portfolio - Class I	348,940	140,076	208,864	280,175	55,934	224,241
ING Russell™ Small Cap Index Portfolio - Class I	228,049	94,240	133,809	124,705	33,512	91,193
ING Small Company Portfolio - Class I	1,201,815	1,177,502	24,313	1,778,485	1,936,409	(157,924)
ING Small Company Portfolio - Class S	1,637	2,488	(851)	9,399	4,606	4,793
ING U.S. Bond Index Portfolio - Class I	412,600	197,562	215,038	245,094	92,194	152,900

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Products Trust:
ING International Value Portfolio - Class I	4,876,892	5,052,979	(176,087)	2,238,132	2,685,227	(447,095)
ING International Value Portfolio - Class S	5,861	8,562	(2,701)	15,757	18,951	(3,194)
ING MidCap Opportunities Portfolio - Class I	370,474	307,196	63,278	771,053	485,532	285,521
ING MidCap Opportunities Portfolio - Class S	12,090	1,911	10,179	15,833	8,420	7,413
ING SmallCap Opportunities Portfolio - Class I	511,094	387,988	123,106	958,830	867,957	90,873
ING SmallCap Opportunities Portfolio - Class S	1,460	1,511	(51)	9,151	4,832	4,319
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	1,528	2,532	(1,004)	2,504	5,803	(3,299)
Janus Aspen Series Enterprise Portfolio - Institutional Shares	1,621	2,470	(849)	8,675	10,518	(1,843)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	535	2,380	(1,845)	1,329	1,573	(244)
Janus Aspen Series Janus Portfolio - Institutional Shares	734	1,959	(1,225)	5,889	6,589	(700)
Janus Aspen Series Worldwide Portfolio - Institutional Shares	1,300	3,754	(2,454)	13,922	14,574	(652)
The Lazard Funds, Inc.:
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	114,790	28,663	86,127	49,608	14,297	35,311
LKCM Funds:
LKCM Aquinas Growth Fund	18,827	17,199	1,628	7,144	949	6,195
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	202,927	53,099	149,828	132,753	6,488	126,265
Lord Abbett Mid Cap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund, Inc. - Class A	51,416	40,180	11,236	46,076	48,401	(2,325)
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	27,100	30,360	(3,260)	39,227	43,645	(4,418)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	2,762,576	3,296,565	(533,989)	2,068,375	3,447,988	(1,379,613)
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	12,513	31,771	(19,258)	13,538	25,419	(11,881)
Morgan Stanley Institutional Fund Trust:
Morgan Stanley U.S. Small Cap Value Portfolio - Class I	148,863	81,684	67,179	153,997	40,399	113,598
Neuberger Berman Equity Funds®:
Neuberger Berman Socially Responsive Fund® - Trust Class	257,617	151,328	106,289	260,191	117,032	143,159

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
New Perspective Fund®, Inc.:
New Perspective Fund®, Inc. - Class R-3	91,756	73,558	18,198	91,701	75,474	16,227
New Perspective Fund®, Inc. - Class R-4	1,341,826	904,028	437,798	2,285,471	978,958	1,306,513
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	56,312	54,343	1,969	40,754	34,576	6,178
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	1,856,189	1,147,945	708,244	1,431,493	1,576,308	(144,815)
Oppenheimer Variable Account Funds:
Oppenheimer Global Securities/VA	1,539	4,875	(3,336)	5,423	11,863	(6,440)
Oppenheimer Main Street Fund®/VA	19	984	(965)	-	1,077	(1,077)
Oppenheimer Main Street Small Cap Fund®/VA	435,835	276,209	159,626	236,045	189,455	46,590
Oppenheimer MidCap Fund/VA	71	508	(437)	-	520	(520)
Oppenheimer Strategic Bond Fund/VA	368	1,598	(1,230)	429	534	(105)
Pax World Funds Series Trust I:
Pax World Balanced Fund	1,146,276	1,087,987	58,289	1,917,060	1,518,986	398,074
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	4,869,131	2,210,985	2,658,146	6,383,005	3,029,053	3,353,952
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	179,778	135,434	44,344	150,622	95,568	55,054
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	2,155,399	1,372,358	783,041	2,051,135	2,106,780	(55,645)
Pioneer Equity Income VCT Portfolio - Class I	4,935	4,940	(5)	22,339	101,777	(79,438)
Pioneer High Yield VCT Portfolio - Class I	671,092	563,003	108,089	609,690	697,348	(87,658)
Pioneer Mid Cap Value VCT Portfolio - Class I	4,324	4,324	-	8,525	35,963	(27,438)
Premier VIT:
Premier VIT OpCap Mid Cap Portfolio - Class I	737,762	238,163	499,599	532,282	135,793	396,489
RiverSource® Investment Series, Inc.:
RiverSource® Diversified Equity Income Fund - Class R-3	49,908	20,148	29,760	-	-	-
RiverSource® Diversified Equity Income Fund - Class R-4	306,207	130,325	175,882	256,781	20,088	236,693
SmallCap World Fund, Inc.:
SMALLCAP World Fund® - Class R-4	345,504	100,009	245,495	102,952	23,436	79,516

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year Ended December 31,
		2009			2008
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	28,576	29,692	(1,116)	33,109	27,192	5,917
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	5,453	59	5,394	1,503	404	1,099
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	56,946	44,584	12,362	34,265	44,692	(10,427)
Templeton Income Trust:
Templeton Global Bond Fund - Class A	3,261,557	2,014,101	1,247,456	4,912,843	3,025,426	1,887,417
Van Kampen Equity Trust:
Van Kampen Small Cap Value Fund - Class A	11,299	5,700	5,599	-	-	-
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	2,048	3,405	(1,357)	1,456	633	823
Equity Income Portfolio	13,206	10,059	3,147	6,373	10,764	(4,391)
Small Company Growth Portfolio	4,394	3,944	450	3,329	1,681	1,648
Wanger Advisors Trust:
Wanger International	1,138,151	627,154	510,997	1,134,746	847,490	287,256
Wanger Select	1,954,522	1,171,233	783,289	2,004,217	1,816,671	187,546
Wanger USA	717,662	429,280	288,382	762,962	547,518	215,444
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM, Inc. - Class R-3	156,376	198,110	(41,734)	254,746	201,698	53,048
Washington Mutual Investors FundSM, Inc. - Class R-4	2,240,754	1,925,212	315,542	2,584,263	2,507,231	77,032
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	2,101	361	1,740	3,657	1,190	2,467

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

9.	Unit Summary

	A summary of units outstanding at December 31, 2009 follows:

	Division/Contract	Units	Unit Value	Extended Value
	AIM Mid Cap Core Equity Fund - Class A
	Contracts in accumulation period:
	ING MAP PLUS NP4	2,429.959	$ 13.57	$ 32,975
	ING MAP PLUS NP9	1,969.395	13.37	26,331
	ING MAP PLUS NP11	12,751.677	13.29	169,470
	ING MAP PLUS NP13	1,079.159	13.21	14,256
	ING MAP PLUS NP14	1,836.978	13.17	24,193
	ING MAP PLUS NP15	3,562.887	13.14	46,816
	ING MAP PLUS NP17	2,910.136	13.06	38,006
	ING MAP PLUS NP22	81.553	12.87	1,050
	ING MAP PLUS NP23	1,379.786	12.83	17,703
	ING MAP PLUS NP24	4,975.785	12.79	63,640
	ING MAP PLUS NP26	72.035	12.72	916
	ING MAP PLUS NP28	107.788	12.64	1,362
	ING MAP PLUS NP29	804.655	12.60	10,139
	ING MAP PLUS NP30	59.344	12.57	746
	Qualified V	251.964	12.25	3,087
	Qualified VI	43,590.204	12.26	534,416
	Qualified XII (0.00)	91.917	12.36	1,136
	Qualified XII (0.30)	127.109	12.34	1,569
	Qualified XII (0.40)	4,215.303	12.33	51,975
	Qualified XII (0.55)	47.557	12.32	586
	Qualified XII (0.60)	83.157	12.32	1,024
	Qualified XII (0.65)	31.938	12.31	393
	Qualified XII (0.70)	56.340	12.31	694
	Qualified XII (0.75)	420.125	12.30	5,168
	Qualified XII (0.80)	4,355.334	12.30	53,571
	Qualified XII (0.85)	1,350.224	12.30	16,608
	Qualified XII (0.90)	2.292	12.29	28
	Qualified XII (0.95)	4,526.112	12.29	55,626
	Qualified XII (1.00)	26,403.961	14.98	395,531
	Qualified XII (1.05)	0.407	12.28	5
	Qualified XII (1.10)	285.912	12.28	3,511
	Qualified XII (1.15)	40.114	12.27	492
	Qualified XII (1.20)	934.150	12.27	11,462
	Qualified XII (1.25)	2,001.091	12.26	24,533
	Qualified XII (1.45)	14.394	12.25	176
	Qualified XII (1.50)	24.022	12.24	294
	Qualified XVI	223.897	12.24	2,740
	Qualified XXVII	53,779.897	12.45	669,560
	Qualified LIV	1,122.251	12.30	13,804
	Qualified LVI	1,312.838	12.34	16,200
		179,313.647		$ 2,311,792

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM Small Cap Growth Fund - Class A
Contracts in accumulation period:
Qualified XII (1.00)	2,689.805	$ 11.58	$ 31,148

AIM Global Health Care Fund - Investor Class
Contracts in accumulation period:
ING MAP PLUS NP9	801.592	$ 32.10	$ 25,731
ING MAP PLUS NP11	614.481	31.96	19,639
ING MAP PLUS NP13	6.106	31.82	194
ING MAP PLUS NP17	320.273	31.53	10,098
ING MAP PLUS NP21	303.088	31.25	9,472
ING MAP PLUS NP23	1,321.153	31.11	41,101
ING MAP PLUS NP26	761.567	30.90	23,532
ING MAP PLUS NP28	444.131	30.76	13,661
ING MAP PLUS NP29	77.956	30.70	2,393
ING MAP PLUS NP30	594.682	30.63	18,215
	5,245.029		$ 164,036
AIM V.I. Capital Appreciation Fund - Series I Shares
Currently payable annuity contracts:	7,106.854	$4.78 to $9.73	$ 35,712
Contracts in accumulation period:
Qualified VI	951,416.614	7.82	7,440,078
Qualified VIII	1,865.083	7.81	14,566
Qualified X (1.15)	26,527.732	7.90	209,569
Qualified X (1.25)	93,137.804	7.82	728,338
Qualified XII (0.00)	1,017.498	8.94	9,096
Qualified XII (0.05)	3,729.376	8.61	32,110
Qualified XII (0.20)	2,003.834	8.75	17,534
Qualified XII (0.25)	240.971	8.70	2,096
Qualified XII (0.30)	38,458.695	8.66	333,052
Qualified XII (0.40)	15,681.423	8.56	134,233
Qualified XII (0.50)	34,123.738	8.47	289,028
Qualified XII (0.55)	23,534.529	8.43	198,396
Qualified XII (0.60)	11,864.031	8.38	99,421
Qualified XII (0.65)	129,543.553	8.34	1,080,393
Qualified XII (0.70)	37,225.022	8.29	308,595
Qualified XII (0.75)	37,249.913	8.25	307,312
Qualified XII (0.80)	87,586.534	8.20	718,210
Qualified XII (0.85)	186,810.221	8.16	1,524,371
Qualified XII (0.90)	8,018.679	8.12	65,112
Qualified XII (0.95)	169,400.147	8.07	1,367,059
Qualified XII (1.00)	197,203.826	8.03	1,583,547
Qualified XII (1.05)	28,511.315	7.99	227,805
Qualified XII (1.10)	52,761.609	7.95	419,455
Qualified XII (1.15)	36,439.116	7.90	287,869
Qualified XII (1.20)	31,984.098	7.86	251,395
Qualified XII (1.25)	41,195.925	7.82	322,152
Qualified XII (1.35)	3,264.116	7.74	25,264
Qualified XII (1.40)	13,714.000	7.69	105,461
Qualified XII (1.45)	3,752.361	7.65	28,706

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Capital Appreciation Fund - Series I Shares
(continued)
Qualified XII (1.50)	1,545.329	$ 7.61	$ 11,760
Qualified XV	10,684.720	8.05	86,012
Qualified XVI	33,236.516	7.61	252,930
Qualified XVII	1,441.845	7.82	11,275
Qualified XVIII	2,706.432	7.82	21,164
Qualified XXVI	4,244.250	8.08	34,294
Qualified XXVII	318,150.101	4.95	1,574,843
Qualified XXXII	1,222.983	9.15	11,190
Qualified XXXIV	11,731.317	6.72	78,834
Qualified XXXVI	1,311.423	9.21	12,078
Qualified XXXVIII	8,524.963	6.78	57,799
Qualified XLIII	1,108.534	6.71	7,438
Qualified LIV	6,579.592	9.42	61,980
Qualified LVI	26,655.263	9.58	255,357
	2,704,511.885		$ 20,642,889
AIM V.I. Core Equity Fund - Series I Shares
Currently payable annuity contracts:	49,427.197	$11.56 to $12.73	$ 625,517
Contracts in accumulation period:
ING Custom Choice 65	7,886.781	12.13	95,667
Qualified VI	1,425,089.457	9.29	13,239,081
Qualified VIII	4.085	9.28	38
Qualified X (1.15)	39,398.871	9.39	369,955
Qualified X (1.25)	84,001.404	9.29	780,373
Qualified XII (0.00)	592.577	10.62	6,293
Qualified XII (0.05)	16,017.145	10.23	163,855
Qualified XII (0.20)	5,022.165	10.40	52,231
Qualified XII (0.25)	59.719	10.34	617
Qualified XII (0.30)	48,596.161	10.29	500,054
Qualified XII (0.35)	1,015.095	10.23	10,384
Qualified XII (0.40)	18,001.669	10.18	183,257
Qualified XII (0.50)	36,215.639	10.07	364,691
Qualified XII (0.55)	52,042.545	10.01	520,946
Qualified XII (0.60)	29,995.741	9.96	298,758
Qualified XII (0.65)	98,470.041	9.91	975,838
Qualified XII (0.70)	41,661.370	9.85	410,364
Qualified XII (0.75)	68,830.336	9.80	674,537
Qualified XII (0.80)	174,904.205	9.75	1,705,316
Qualified XII (0.85)	188,093.151	9.70	1,824,504
Qualified XII (0.90)	11,527.393	9.65	111,239
Qualified XII (0.95)	237,933.906	9.59	2,281,786
Qualified XII (1.00)	473,051.648	9.54	4,512,913
Qualified XII (1.05)	64,028.768	9.49	607,633
Qualified XII (1.10)	75,122.950	9.44	709,161
Qualified XII (1.15)	37,090.933	9.39	348,284
Qualified XII (1.20)	33,442.677	9.34	312,355
Qualified XII (1.25)	58,984.553	9.29	547,966
Qualified XII (1.30)	2,650.291	9.24	24,489
Qualified XII (1.35)	9,941.977	9.19	91,367

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Core Equity Fund - Series I Shares
(continued)
Qualified XII (1.40)	20,433.299	$ 9.14	$ 186,760
Qualified XII (1.45)	2,744.298	9.09	24,946
Qualified XII (1.50)	2,692.556	9.05	24,368
Qualified XV	6,434.189	9.57	61,575
Qualified XVI	37,836.095	9.05	342,417
Qualified XVII	2,182.401	9.30	20,296
Qualified XVIII	5,715.257	9.30	53,152
Qualified XXVI	4,347.526	9.60	41,736
Qualified XXVII	588,201.495	7.53	4,429,157
Qualified XXXII	518.152	12.48	6,467
Qualified XXXIII (0.65)	951.516	12.85	12,227
Qualified XXXIV	14,173.117	8.74	123,873
Qualified XXXVI	1,470.395	12.96	19,056
Qualified XXXVIII	27,507.720	8.82	242,618
Qualified XLIII	168.717	8.73	1,473
Qualified LIV	5,755.546	12.00	69,067
Qualified LVI	48,752.322	12.20	594,778
	4,158,985.051		$ 38,603,435
Alger Green Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP6	19,317.743	$ 8.30	$ 160,337
ING MAP PLUS NP11	5,230.397	8.26	43,203
Qualified VI	17,841.316	12.96	231,223
Qualified XII (0.00)	71.773	13.06	937
Qualified XII (0.50)	1,359.124	13.02	17,696
Qualified XII (0.55)	852.024	13.01	11,085
Qualified XII (0.65)	10.599	13.01	138
Qualified XII (0.70)	58.165	13.00	756
Qualified XII (0.75)	3,576.986	13.00	46,501
Qualified XII (0.80)	1,812.926	12.99	23,550
Qualified XII (0.85)	4,246.463	12.99	55,162
Qualified XII (0.90)	243.738	12.98	3,164
Qualified XII (0.95)	1,120.247	12.98	14,541
Qualified XII (1.00)	15,707.108	12.98	203,878
Qualified XII (1.05)	275.813	12.97	3,577
Qualified XII (1.10)	297.995	12.97	3,865
Qualified XII (1.15)	722.958	12.96	9,370
Qualified XII (1.25)	550.272	12.96	7,132
Qualified XII (1.50)	595.797	12.93	7,704
Qualified XVI	1,348.940	12.93	17,442
Qualified XXVII	13,626.421	13.24	180,414
Qualified XXXVIII	1,646.953	13.06	21,509
Qualified LIV	12.963	12.99	168
Qualified LVI	41.200	13.04	537
	90,567.921		$ 1,063,889

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AllianceBernstein Growth and Income Fund, Inc. -
Class A
Contracts in accumulation period:
ING MAP PLUS NP9	834.298	$ 9.60	$ 8,009
ING MAP PLUS NP11	3,327.276	9.54	31,742
ING MAP PLUS NP15	2,527.992	9.43	23,839
ING MAP PLUS NP17	2,491.311	9.37	23,344
ING MAP PLUS NP18	8,087.794	9.34	75,540
ING MAP PLUS NP22	1,741.118	9.23	16,071
ING MAP PLUS NP24	177.265	9.18	1,627
ING MAP PLUS NP26	1,388.929	9.13	12,681
ING MAP PLUS NP28	324.996	9.07	2,948
	20,900.979		$ 195,801
AllianceBernstein Growth and Income Portfolio -
Class A
Contracts in accumulation period:
Qualified X (1.15)	18,335.144	$ 9.84	$ 180,418
Qualified X (1.25)	25,204.248	9.79	246,750
Qualified XVIII	719.094	9.92	7,133
	44,258.486		$ 434,301
Allianz NFJ Dividend Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP17	10,989.228	$ 12.21	$ 134,178

Allianz NFJ Large-Cap Value Fund - Institutional
Class
Contracts in accumulation period:
Qualified VI	426.363	$ 6.99	$ 2,980
Qualified XLII	160,490.029	7.13	1,144,294
Qualified LIV	4,526.257	7.04	31,865
	165,442.649		$ 1,179,139
Allianz NFJ Small-Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	2,668.114	$ 14.77	$ 39,408
ING MAP PLUS NP11	381.819	14.68	5,605
ING MAP PLUS NP13	197.731	14.59	2,885
ING MAP PLUS NP14	4,707.484	14.55	68,494
ING MAP PLUS NP15	1,416.384	14.51	20,552
ING MAP PLUS NP17	770.673	14.42	11,113
ING MAP PLUS NP18	20,835.277	14.38	299,611
ING MAP PLUS NP28	7,890.358	13.96	110,149
ING MAP PLUS NP29	370.653	13.92	5,159
ING MAP PLUS NP30	14.356	13.88	199
	39,252.849		$ 563,175

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Amana Growth Fund
Contracts in accumulation period:
ING MAP PLUS NP11	46.641	$ 12.30	$ 574
ING MAP PLUS NP17	6,276.871	12.28	77,080
Qualified VI	93,644.610	12.27	1,149,019
Qualified XII (0.05)	42,535.192	9.74	414,293
Qualified XII (0.30)	9,708.130	9.70	94,169
Qualified XII (0.40)	4,402.488	9.69	42,660
Qualified XII (0.50)	3,584.577	9.68	34,699
Qualified XII (0.55)	1,614.012	9.67	15,607
Qualified XII (0.60)	811.115	9.67	7,843
Qualified XII (0.65)	10,611.935	9.66	102,511
Qualified XII (0.70)	1,210.974	9.65	11,686
Qualified XII (0.75)	76,423.830	9.65	737,490
Qualified XII (0.80)	28,841.479	9.64	278,032
Qualified XII (0.85)	19,265.262	9.63	185,524
Qualified XII (0.90)	3,100.814	9.63	29,861
Qualified XII (0.95)	18,887.574	9.62	181,698
Qualified XII (1.00)	157,238.800	9.61	1,511,065
Qualified XII (1.05)	216.735	9.61	2,083
Qualified XII (1.10)	765.569	9.60	7,349
Qualified XII (1.15)	956.285	9.59	9,171
Qualified XII (1.20)	3,738.071	9.59	35,848
Qualified XII (1.25)	13,147.989	9.58	125,958
Qualified XII (1.40)	259.993	9.56	2,486
Qualified XII (1.50)	101.295	9.55	967
Qualified XVI	2,063.112	12.25	25,273
Qualified XXVII	36,336.310	12.44	452,024
Qualified XXXVIII	3,042.616	9.74	29,635
Qualified LIV	4,834.670	12.30	59,466
Qualified LVI	2,140.042	12.35	26,430
	545,806.991		$ 5,650,501
Amana Income Fund
Contracts in accumulation period:
ING MAP PLUS NP22	283.997	$ 12.00	$ 3,408
ING MAP PLUS NP27	463.568	11.98	5,554
Qualified VI	142,723.257	12.01	1,714,106
Qualified XII (0.05)	33,771.552	10.03	338,729
Qualified XII (0.30)	11,230.518	10.00	112,305
Qualified XII (0.40)	3,175.285	9.98	31,689
Qualified XII (0.50)	1,603.611	9.97	15,988
Qualified XII (0.55)	757.595	9.96	7,546
Qualified XII (0.65)	9,054.890	9.95	90,096
Qualified XII (0.70)	1,653.294	9.94	16,434
Qualified XII (0.75)	251,186.954	9.94	2,496,798
Qualified XII (0.80)	54,964.476	9.93	545,797
Qualified XII (0.85)	44,451.466	9.92	440,959
Qualified XII (0.90)	3,649.146	9.91	36,163
Qualified XII (0.95)	27,633.849	9.91	273,851

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Amana Income Fund (continued)
Qualified XII (1.00)	207,887.637	$ 9.90	$ 2,058,088
Qualified XII (1.10)	8,007.422	9.89	79,193
Qualified XII (1.15)	3.399	9.88	34
Qualified XII (1.20)	736.565	9.87	7,270
Qualified XII (1.25)	12,585.987	9.87	124,224
Qualified XII (1.35)	499.868	9.85	4,924
Qualified XII (1.40)	186.247	9.85	1,835
Qualified XII (1.50)	603.199	9.83	5,929
Qualified XVI	3,544.003	11.99	42,493
Qualified XXVI	504.566	12.04	6,075
Qualified XXVII	118,389.375	12.44	1,472,764
Qualified XXXVIII	8,559.283	10.04	85,935
Qualified LIV	25,156.960	12.04	302,890
Qualified LVI	2,851.022	12.09	34,469
	976,118.991		$ 10,355,546
American Balanced Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	9,529.243	$ 11.58	$ 110,349
ING MAP PLUS NP3	9,217.304	11.52	106,183
ING MAP PLUS NP4	6,090.554	11.48	69,920
ING MAP PLUS NP6	1,608.017	11.41	18,347
ING MAP PLUS NP8	10,010.494	11.35	113,619
ING MAP PLUS NP9	68,947.634	11.31	779,798
ING MAP PLUS NP10	22,804.180	11.28	257,231
ING MAP PLUS NP11	8,333.569	11.25	93,753
ING MAP PLUS NP14	54,614.602	11.15	608,953
ING MAP PLUS NP15	29,987.186	11.11	333,158
ING MAP PLUS NP16	42,031.310	11.08	465,707
ING MAP PLUS NP17	26,974.443	11.05	298,068
ING MAP PLUS NP18	5,447.553	11.02	60,032
ING MAP PLUS NP19	44,958.079	10.98	493,640
ING MAP PLUS NP20	69,232.633	10.95	758,097
ING MAP PLUS NP21	26,426.842	10.92	288,581
ING MAP PLUS NP22	3,400.820	10.89	37,035
ING MAP PLUS NP23	9,358.840	10.85	101,543
ING MAP PLUS NP25	2,811.160	10.79	30,332
ING MAP PLUS NP26	5,918.830	10.76	63,687
ING MAP PLUS NP27	7,128.771	10.73	76,492
ING MAP PLUS NP28	54,588.517	10.70	584,097
ING MAP PLUS NP29	4,336.920	10.66	46,232
ING MAP PLUS NP30	68.256	10.63	726
	523,825.757		$ 5,795,580

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
American Century Inflation-Adjusted Bond Fund -
Investor Class
Contracts in accumulation period:
ING MAP PLUS NP11	1,151.170	$ 10.72	$ 12,341
ING MAP PLUS NP17	2,164.599	10.70	23,161
ING MAP PLUS NP27	500.408	10.67	5,339
Qualified VI	182,945.935	10.69	1,955,692
Qualified XII (0.00)	3,424.684	10.78	36,918
Qualified XII (0.30)	4,657.046	10.76	50,110
Qualified XII (0.40)	364.735	10.75	3,921
Qualified XII (0.50)	8,278.576	10.75	88,995
Qualified XII (0.55)	2,058.084	10.74	22,104
Qualified XII (0.60)	20.379	10.74	219
Qualified XII (0.65)	5,289.484	10.74	56,809
Qualified XII (0.70)	9.821	10.73	105
Qualified XII (0.75)	24,427.677	10.73	262,109
Qualified XII (0.80)	46,604.366	10.73	500,065
Qualified XII (0.85)	59,423.632	10.72	637,021
Qualified XII (0.90)	4,262.597	10.72	45,695
Qualified XII (0.95)	23,653.747	10.72	253,568
Qualified XII (1.00)	117,956.405	10.71	1,263,313
Qualified XII (1.05)	1,792.299	10.71	19,196
Qualified XII (1.10)	6,424.028	10.71	68,801
Qualified XII (1.15)	7,196.194	10.70	76,999
Qualified XII (1.20)	3,791.303	10.70	40,567
Qualified XII (1.25)	13,688.326	10.69	146,328
Qualified XII (1.35)	597.565	10.69	6,388
Qualified XII (1.40)	1,883.778	10.68	20,119
Qualified XVI	131.086	10.68	1,400
Qualified XXVII	289,327.439	10.69	3,092,910
Qualified XXXVIII	8,924.277	10.78	96,204
Qualified LIV	8,063.450	10.73	86,521
Qualified LVI	17,418.931	10.76	187,428
	846,432.021		$ 9,060,346
American Century Income & Growth Fund - A Class
Contracts in accumulation period:
Qualified XII (1.00)	297.555	$ 27.50	$ 8,183
Qualified XXVII	522,790.855	8.89	4,647,611
	523,088.410		$ 4,655,794

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Ariel Appreciation Fund
Contracts in accumulation period:
ING MAP PLUS NP9	14,457.420	$ 11.46	$ 165,682
ING MAP PLUS NP11	790.507	11.40	9,012
ING MAP PLUS NP13	385.436	11.33	4,367
ING MAP PLUS NP14	14,517.320	11.29	163,901
ING MAP PLUS NP15	12,927.607	11.26	145,565
ING MAP PLUS NP16	403.897	11.23	4,536
ING MAP PLUS NP17	6,761.248	11.19	75,658
ING MAP PLUS NP18	887.532	11.16	9,905
ING MAP PLUS NP19	128.893	11.13	1,435
ING MAP PLUS NP22	10.451	11.03	115
ING MAP PLUS NP26	267.128	10.90	2,912
ING MAP PLUS NP28	684.351	10.84	7,418
ING MAP PLUS NP29	1,587.863	10.80	17,149
ING MAP PLUS NP32	261.429	10.71	2,800
ING MAP PLUS NP36	1,096.324	10.58	11,599
	55,167.406		$ 622,054
Ariel Fund
Contracts in accumulation period:
ING MAP PLUS NP8	1,377.335	$ 10.51	$ 14,476
ING MAP PLUS NP9	23,475.300	10.48	246,021
ING MAP PLUS NP14	5,321.946	10.33	54,976
ING MAP PLUS NP15	27,409.504	10.30	282,318
ING MAP PLUS NP16	300.997	10.26	3,088
ING MAP PLUS NP17	16,728.332	10.23	171,131
ING MAP PLUS NP18	5,701.555	10.20	58,156
ING MAP PLUS NP19	10,584.386	10.17	107,643
ING MAP PLUS NP20	17,453.998	10.14	176,984
ING MAP PLUS NP21	2,401.882	10.11	24,283
ING MAP PLUS NP23	4,231.091	10.05	42,522
ING MAP PLUS NP24	1,516.984	10.02	15,200
ING MAP PLUS NP25	1,395.528	10.00	13,955
ING MAP PLUS NP26	979.032	9.97	9,761
ING MAP PLUS NP27	90.984	9.94	904
ING MAP PLUS NP28	720.838	9.91	7,144
ING MAP PLUS NP29	1,591.523	9.88	15,724
ING MAP PLUS NP30	2,585.780	9.85	25,470
ING MAP PLUS NP36	139.020	9.68	1,346
	124,006.015		$ 1,271,102

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Artisan International Fund - Investor Shares
Contracts in accumulation period:
ING Custom Choice 62	85.374	$ 7.68	$ 656
ING MAP PLUS NP11	41.853	13.31	557
ING MAP PLUS NP12	6.672	13.31	89
Qualified VI	88,128.654	7.68	676,828
Qualified XII (0.25)	145.491	8.13	1,183
Qualified XII (0.30)	7,775.181	8.11	63,057
Qualified XII (0.40)	1,147.744	8.09	9,285
Qualified XII (0.50)	3,790.128	8.07	30,586
Qualified XII (0.55)	645.300	8.06	5,201
Qualified XII (0.60)	4,079.410	8.05	32,839
Qualified XII (0.65)	456.000	8.04	3,666
Qualified XII (0.70)	461.019	8.03	3,702
Qualified XII (0.75)	3,231.630	8.02	25,918
Qualified XII (0.80)	13,361.407	8.01	107,025
Qualified XII (0.85)	22,281.555	8.00	178,252
Qualified XII (0.90)	833.611	7.99	6,661
Qualified XII (0.95)	10,664.253	7.98	85,101
Qualified XII (1.00)	50,777.440	7.96	404,188
Qualified XII (1.05)	779.152	7.95	6,194
Qualified XII (1.10)	637.673	7.94	5,063
Qualified XII (1.15)	3,878.284	7.93	30,755
Qualified XII (1.20)	284.763	7.92	2,255
Qualified XII (1.25)	12,780.402	7.91	101,093
Qualified XII (1.35)	0.859	7.89	7
Qualified XII (1.40)	638.860	7.88	5,034
Qualified XIII	718.049	7.71	5,536
Qualified XVI	1,268.611	7.64	9,692
Qualified XXVI	386.237	7.72	2,982
Qualified XXXIV	98.487	7.76	764
Qualified XXXVIII	91.009	7.84	714
Qualified LIV	1,863.521	7.73	14,405
Qualified LVI	1,229.106	7.80	9,587
	232,567.735		$ 1,828,875
BlackRock Mid Cap Value Opportunities Fund -
Investor A Shares
Contracts in accumulation period:
ING Custom Choice 65	36.319	$ 12.67	$ 460
ING MAP PLUS NP11	46.055	12.65	583
Qualified VI	9,886.958	12.60	124,576
Qualified XII (0.40)	361.326	12.67	4,578
Qualified XII (0.55)	59.346	12.65	751
Qualified XII (0.60)	10.252	12.65	130
Qualified XII (0.70)	12.765	12.64	161
Qualified XII (0.80)	567.290	12.63	7,165
Qualified XII (0.85)	1,096.375	12.63	13,847
Qualified XII (0.90)	22.305	12.63	282
Qualified XII (0.95)	339.080	12.62	4,279

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
BlackRock Mid Cap Value Opportunities Fund -
Investor A Shares (continued)
Qualified XII (1.00)	991.515	$ 12.62	$ 12,513
Qualified XII (1.05)	6.933	12.61	87
Qualified XII (1.10)	10.504	12.61	132
Qualified XII (1.20)	76.659	12.60	966
Qualified XII (1.25)	56.945	12.60	718
Qualified XII (1.40)	19.506	12.58	245
Qualified XXVII	6,980.850	12.99	90,681
Qualified LIV	85.030	12.63	1,074
	20,666.013		$ 263,228
The Bond Fund of AmericaSM, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	155.506	$ 9.87	$ 1,535
Qualified VI	196,860.350	9.87	1,943,012
Qualified XII (0.30)	2,596.840	10.02	26,020
Qualified XII (0.35)	1,053.396	10.01	10,544
Qualified XII (0.40)	5,176.246	10.00	51,762
Qualified XII (0.50)	11,517.347	9.99	115,058
Qualified XII (0.55)	311.247	9.98	3,106
Qualified XII (0.60)	1,843.928	9.97	18,384
Qualified XII (0.65)	12,569.474	9.96	125,192
Qualified XII (0.70)	1,829.259	9.96	18,219
Qualified XII (0.75)	24,855.142	9.95	247,309
Qualified XII (0.80)	50,694.033	9.94	503,899
Qualified XII (0.85)	53,287.938	9.93	529,149
Qualified XII (0.90)	2,404.873	9.92	23,856
Qualified XII (0.95)	54,367.489	9.91	538,782
Qualified XII (1.00)	126,047.527	9.91	1,249,131
Qualified XII (1.05)	2,769.042	9.90	27,414
Qualified XII (1.10)	8,689.129	9.89	85,935
Qualified XII (1.15)	5,715.580	9.88	56,470
Qualified XII (1.20)	1,421.559	9.87	14,031
Qualified XII (1.25)	12,439.210	9.87	122,775
Qualified XII (1.35)	4.471	9.85	44
Qualified XII (1.40)	5,802.427	9.84	57,096
Qualified XII (1.45)	52.968	9.83	521
Qualified XV	3,312.964	9.91	32,831
Qualified XVI	693.422	9.82	6,809
Qualified XXVI	666.980	9.92	6,616
Qualified XXXIV	21.736	9.98	217
Qualified XXXVIII	4,466.551	10.07	44,978
Qualified LIV	9,101.149	9.94	90,465
Qualified LVI	3,087.542	10.03	30,968
	603,815.325		$ 5,982,128

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Calvert Social Balanced Portfolio
Currently payable annuity contracts:	10,838.899	$ 10.62	$ 115,109
Contracts in accumulation period:
ING Custom Choice 62	762.246	10.32	7,866
Qualified V	496.515	20.88	10,367
Qualified VI	544,542.031	20.83	11,342,811
Qualified VIII	4,855.919	18.90	91,777
Qualified X (1.15)	11,703.473	10.80	126,398
Qualified X (1.25)	63,255.845	10.67	674,940
Qualified XII (0.00)	913.283	12.53	11,443
Qualified XII (0.05)	5,401.123	23.17	125,144
Qualified XII (0.20)	3,281.000	12.25	40,192
Qualified XII (0.25)	42.174	12.17	513
Qualified XII (0.30)	8,552.325	12.10	103,483
Qualified XII (0.35)	210.840	12.03	2,536
Qualified XII (0.40)	5,287.306	16.72	88,404
Qualified XII (0.50)	13,253.319	12.11	160,498
Qualified XII (0.55)	10,091.787	11.76	118,679
Qualified XII (0.60)	4,895.449	11.69	57,228
Qualified XII (0.65)	87,779.674	11.62	1,020,000
Qualified XII (0.70)	78,696.339	11.55	908,943
Qualified XII (0.75)	44,679.564	11.49	513,368
Qualified XII (0.80)	99,477.908	12.02	1,195,724
Qualified XII (0.85)	128,599.236	15.94	2,049,872
Qualified XII (0.90)	8,761.628	11.79	103,300
Qualified XII (0.95)	110,584.552	15.72	1,738,389
Qualified XII (1.00)	297,679.819	15.62	4,649,759
Qualified XII (1.05)	9,009.164	15.51	139,732
Qualified XII (1.10)	39,583.842	15.41	609,987
Qualified XII (1.15)	11,115.138	15.30	170,062
Qualified XII (1.20)	5,411.470	15.20	82,254
Qualified XII (1.25)	32,906.631	15.09	496,561
Qualified XII (1.35)	2,704.114	14.89	40,264
Qualified XII (1.40)	17,007.252	14.79	251,537
Qualified XII (1.45)	2,191.689	14.69	32,196
Qualified XII (1.50)	177.399	14.59	2,588
Qualified XV	3,604.355	21.66	78,070
Qualified XVI	27,967.533	20.17	564,105
Qualified XVII	500.185	20.83	10,419
Qualified XVIII	1,154.388	10.67	12,317
Qualified XXVII	399,657.988	28.29	11,306,324
Qualified XXVIII	94,498.243	28.04	2,649,731
Qualified XXXIV	3,927.687	8.44	33,150
Qualified XXXVI	558.205	10.96	6,118
Qualified XXXVIII	55,181.920	8.52	470,150
Qualified LIV	8,230.465	10.16	83,622
Qualified LVI	9,479.811	10.33	97,926
	2,269,509.733		$ 42,393,856

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Capital World Growth & Income FundSM, Inc. -
Class R-3
Contracts in accumulation period:
ING MAP PLUS NP11	1,079.767	$ 12.85	$ 13,875
ING MAP PLUS NP12	48.275	12.84	620
	1,128.042		$ 14,495
ColumbiaSM Acorn Fund® - Class Z
Contracts in accumulation period:
Qualified VI	2,383.465	$ 8.74	$ 20,831
Qualified XV	655.293	8.78	5,753
Qualified XLII	271,744.582	8.92	2,423,962
Qualified XLIII	27.786	8.83	245
	274,811.126		$ 2,450,791
Columbia Mid Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP6	18,648.738	$ 8.05	$ 150,122
ING MAP PLUS NP8	2,204.162	8.03	17,699
ING MAP PLUS NP9	609.306	8.03	4,893
ING MAP PLUS NP11	279.141	8.01	2,236
ING MAP PLUS NP15	13,866.931	7.99	110,797
ING MAP PLUS NP17	393.167	7.97	3,134
ING MAP PLUS NP21	47.820	7.95	380
ING MAP PLUS NP22	131.683	7.94	1,046
ING MAP PLUS NP25	2.159	7.92	17
ING MAP PLUS NP26	308.386	7.92	2,442
ING MAP PLUS NP28	1,137.065	7.90	8,983
ING MAP PLUS NP29	36.208	7.90	286
Qualified VI	34,657.885	7.94	275,184
Qualified XII (0.00)	1,775.546	8.11	14,400
Qualified XII (0.30)	1,131.462	8.07	9,131
Qualified XII (0.40)	117.774	8.05	948
Qualified XII (0.50)	342.894	8.04	2,757
Qualified XII (0.55)	975.803	8.03	7,836
Qualified XII (0.60)	648.435	8.03	5,207
Qualified XII (0.65)	1,353.515	8.02	10,855
Qualified XII (0.70)	429.981	8.01	3,444
Qualified XII (0.75)	1,120.245	8.01	8,973
Qualified XII (0.80)	14,223.026	8.00	113,784
Qualified XII (0.85)	11,624.149	7.99	92,877
Qualified XII (0.90)	276.223	7.99	2,207
Qualified XII (0.95)	4,623.519	7.98	36,896
Qualified XII (1.00)	57,737.123	7.97	460,165
Qualified XII (1.05)	22.616	7.97	180
Qualified XII (1.10)	3,188.534	7.96	25,381
Qualified XII (1.15)	2,486.001	7.95	19,764
Qualified XII (1.20)	28.361	7.95	225
Qualified XII (1.25)	2,198.316	7.94	17,455
Qualified XII (1.40)	1,510.254	7.92	11,961
Qualified XII (1.45)	5.195	7.91	41
Qualified XVI	2.982	7.91	24

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Columbia Mid Cap Value Fund - Class A (continued)
Qualified XXI	180,795.959	$ 8.00	$ 1,446,368
Qualified XXVI	502.618	7.99	4,016
Qualified LIV	10,716.269	8.00	85,730
Qualified LVI	428.463	8.07	3,458
	370,587.914		$ 2,961,302
Columbia Mid Cap Value Fund - Class Z
Contracts in accumulation period:
Qualified XLII	161,323.542	$ 8.14	$ 1,313,174
Qualified LIV	151.607	8.04	1,219
	161,475.149		$ 1,314,393
CRM Mid Cap Value Fund - Investor Shares
Contracts in accumulation period:
ING MAP PLUS NP6	5,637.736	$ 12.17	$ 68,611
ING MAP PLUS NP11	117.872	12.15	1,432
	5,755.608		$ 70,043
DWS Equity 500 Index Fund - Class S
Contracts in accumulation period:
Qualified XII (1.00)	20,779.234	$ 11.89	$ 247,065

Eaton Vance Large-Cap Value Fund - Class R
Contracts in accumulation period:
ING MAP PLUS NP11	1,034.141	$ 12.21	$ 12,627
ING MAP PLUS NP12	66.559	12.21	813
	1,100.700		$ 13,440
EuroPacific Growth Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	73,443.616	$ 16.61	$ 1,219,898
ING MAP PLUS NP3	140.405	16.51	2,318
ING MAP PLUS NP4	21,752.953	16.47	358,271
ING MAP PLUS NP5	8,573.311	16.42	140,774
ING MAP PLUS NP6	38,027.583	16.37	622,512
ING MAP PLUS NP8	102,804.666	16.27	1,672,632
ING MAP PLUS NP9	61,041.624	16.22	990,095
ING MAP PLUS NP10	29,568.991	16.18	478,426
ING MAP PLUS NP11	38,672.709	16.13	623,791
ING MAP PLUS NP12	16,563.364	16.08	266,339
ING MAP PLUS NP13	16,262.823	16.03	260,693
ING MAP PLUS NP14	65,213.369	15.99	1,042,762
ING MAP PLUS NP15	69,889.059	15.94	1,114,032
ING MAP PLUS NP16	752.807	15.89	11,962
ING MAP PLUS NP17	22,544.181	15.85	357,325
ING MAP PLUS NP18	3,977.092	15.80	62,838
ING MAP PLUS NP19	17,151.347	15.75	270,134
ING MAP PLUS NP20	9,607.646	15.71	150,936
ING MAP PLUS NP21	25,708.104	15.66	402,589
ING MAP PLUS NP22	16,896.757	15.61	263,758
ING MAP PLUS NP23	23,796.186	15.57	370,507
ING MAP PLUS NP24	5,050.038	15.52	78,377

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
EuroPacific Growth Fund® - Class R-3 (continued)
ING MAP PLUS NP25	7,665.271	15.48	118,658
ING MAP PLUS NP26	10,523.171	15.43	162,373
ING MAP PLUS NP27	190.505	15.38	2,930
ING MAP PLUS NP28	17,273.485	15.34	264,975
ING MAP PLUS NP29	10,688.025	15.29	163,420
ING MAP PLUS NP30	4,507.031	15.25	68,732
ING MAP PLUS NP31	45.618	15.20	693
ING MAP PLUS NP32	1,870.026	15.16	28,350
ING MAP PLUS NP36	401.702	14.98	6,017
	720,603.465		$ 11,577,117
EuroPacific Growth Fund® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	9,930.549	$ 16.25	$ 161,371
ING Custom Choice 65	2,557.710	14.49	37,061
Qualified V	2,500.142	15.45	38,627
Qualified VI	3,252,867.665	15.60	50,744,736
Qualified XII (0.00)	39,259.308	16.74	657,201
Qualified XII (0.05)	276,847.719	16.71	4,626,125
Qualified XII (0.10)	73.239	16.65	1,219
Qualified XII (0.25)	452.906	16.51	7,477
Qualified XII (0.30)	214,092.721	16.46	3,523,966
Qualified XII (0.35)	1,789.636	16.41	29,368
Qualified XII (0.40)	87,378.890	16.37	1,430,392
Qualified XII (0.50)	1,915,626.174	16.27	31,167,238
Qualified XII (0.55)	176,649.167	16.23	2,867,016
Qualified XII (0.60)	35,173.615	16.18	569,109
Qualified XII (0.65)	450,104.663	16.14	7,264,689
Qualified XII (0.70)	328,320.490	16.09	5,282,677
Qualified XII (0.75)	1,022,503.173	16.04	16,400,951
Qualified XII (0.80)	603,193.271	16.00	9,651,092
Qualified XII (0.85)	466,338.116	15.95	7,438,093
Qualified XII (0.90)	62,562.770	15.91	995,374
Qualified XII (0.95)	548,199.900	15.86	8,694,450
Qualified XII (1.00)	3,019,894.480	15.82	47,774,731
Qualified XII (1.05)	56,874.836	15.77	896,916
Qualified XII (1.10)	86,617.226	15.73	1,362,489
Qualified XII (1.15)	136,704.420	15.68	2,143,525
Qualified XII (1.20)	23,498.512	15.64	367,517
Qualified XII (1.25)	167,669.245	15.60	2,615,640
Qualified XII (1.30)	189.406	15.55	2,945
Qualified XII (1.35)	9,436.318	15.51	146,357
Qualified XII (1.40)	20,628.117	15.46	318,911
Qualified XII (1.45)	1,918.176	15.42	29,578
Qualified XII (1.50)	1,608.578	15.38	24,740
Qualified XV	11,782.322	15.86	186,868
Qualified XVI	76,605.195	15.38	1,178,188
Qualified XVII	604.344	15.72	9,500
Qualified XXI	33,940.406	16.00	543,046
Qualified XXVI	2,351.676	15.95	37,509

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
EuroPacific Growth Fund® - Class R-4 (continued)
Qualified XXVII	2,451,826.374	$ 13.91	$ 34,104,905
Qualified XXXIII (0.65)	7,108.600	16.80	119,424
Qualified XXXIV	5,848.116	8.12	47,487
Qualified XXXVIII	69,773.572	8.20	572,143
Qualified XLIII	5,853.469	8.12	47,530
Qualified LIV	166,555.604	14.33	2,386,742
Qualified LVI	36,525.806	14.57	532,181
	15,890,236.622		$ 247,037,104
Evergreen Special Values Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	2,035.857	$ 12.36	$ 25,163
ING MAP PLUS NP9	5,977.329	12.33	73,700
ING MAP PLUS NP14	120.037	12.14	1,457
ING MAP PLUS NP17	6,760.448	12.04	81,396
ING MAP PLUS NP18	2,009.985	12.00	24,120
ING MAP PLUS NP20	6,339.763	11.93	75,633
ING MAP PLUS NP26	1,604.947	11.72	18,810
ING MAP PLUS NP27	254.170	11.69	2,971
Qualified V	362.163	18.39	6,660
Qualified VI	785,985.830	18.66	14,666,496
Qualified XII (0.10)	19.417	20.79	404
Qualified XII (0.30)	53,015.070	20.41	1,082,038
Qualified XII (0.40)	25,493.055	20.21	515,215
Qualified XII (0.50)	13,845.190	20.03	277,319
Qualified XII (0.55)	20,870.916	19.93	415,957
Qualified XII (0.60)	9,129.528	19.84	181,130
Qualified XII (0.65)	45,701.007	19.75	902,595
Qualified XII (0.70)	28,496.432	19.65	559,955
Qualified XII (0.75)	174,732.111	19.56	3,417,760
Qualified XII (0.80)	11,211.361	19.47	218,285
Qualified XII (0.85)	108,555.055	19.38	2,103,797
Qualified XII (0.90)	44,483.671	19.29	858,090
Qualified XII (0.95)	113,856.999	19.20	2,186,054
Qualified XII (1.00)	607,006.062	19.11	11,599,886
Qualified XII (1.05)	19,064.826	19.02	362,613
Qualified XII (1.10)	19,956.690	18.93	377,780
Qualified XII (1.15)	39,609.982	18.84	746,252
Qualified XII (1.20)	5,704.525	18.75	106,960
Qualified XII (1.25)	35,143.042	18.66	655,769
Qualified XII (1.30)	8,509.355	18.58	158,104
Qualified XII (1.35)	116.823	18.49	2,160
Qualified XII (1.40)	3,961.711	18.40	72,895
Qualified XII (1.45)	955.173	18.32	17,499
Qualified XII (1.50)	3.717	18.23	68
Qualified XVI	10,121.747	18.23	184,519
Qualified XVII	406.813	18.66	7,591
Qualified XXVII	2,126,652.263	18.93	40,257,527
Qualified XXXIV	1,869.222	8.26	15,440
Qualified XXXVIII	1,708.338	8.34	14,248
Qualified LIV	39,529.179	11.09	438,379
	4,381,179.809		$ 82,712,695

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Initial Class
Currently payable annuity contracts:	269,610.564	$9.59 to $10.80	$ 2,903,518
Contracts in accumulation period:
ING Custom Choice 62	2,620.070	10.24	26,830
ING Custom Choice 65	10,319.925	9.96	102,786
ING MAP PLUS NP1	19,396.716	10.37	201,144
ING MAP PLUS NP6	11,929.004	10.22	121,914
ING MAP PLUS NP8	10,869.956	10.16	110,439
ING MAP PLUS NP11	16,036.630	10.07	161,489
ING MAP PLUS NP12	4,485.305	10.04	45,032
ING MAP PLUS NP13	29,415.564	10.01	294,450
ING MAP PLUS NP14	1,391.234	9.98	13,885
ING MAP PLUS NP15	17,033.699	9.95	169,485
ING MAP PLUS NP16	1,400.115	9.92	13,889
ING MAP PLUS NP17	7,325.315	9.89	72,447
ING MAP PLUS NP20	9,333.466	9.80	91,468
ING MAP PLUS NP22	267.203	9.74	2,603
ING MAP PLUS NP23	2,525.523	9.72	24,548
ING MAP PLUS NP24	1,154.985	9.69	11,192
ING MAP PLUS NP26	4,848.048	9.63	46,687
ING MAP PLUS NP28	2,378.912	9.57	22,766
ING MAP PLUS NP29	3,394.172	9.55	32,414
ING MAP PLUS NP30	1,997.263	9.52	19,014
ING MAP PLUS NP32	44.493	9.46	421
ING MAP PLUS NP36	1,167.440	9.35	10,916
Qualified V	2,820.653	18.91	53,339
Qualified VI	3,266,009.001	19.42	63,425,895
Qualified VIII	2,651.530	19.33	51,254
Qualified X (1.15)	252,568.469	24.68	6,233,390
Qualified X (1.25)	278,676.426	24.30	6,771,837
Qualified XII (0.00)	30,022.154	12.76	383,083
Qualified XII (0.05)	123,950.482	21.58	2,674,851
Qualified XII (0.10)	234.060	12.61	2,951
Qualified XII (0.20)	65,342.293	12.46	814,165
Qualified XII (0.25)	11,560.239	12.39	143,231
Qualified XII (0.30)	299,833.531	12.32	3,693,949
Qualified XII (0.35)	9,351.718	12.25	114,559
Qualified XII (0.40)	122,797.017	18.55	2,277,885
Qualified XII (0.45)	47.215	12.11	572
Qualified XII (0.50)	1,418,007.886	12.52	17,753,459
Qualified XII (0.55)	148,927.310	11.97	1,782,660
Qualified XII (0.60)	75,944.775	11.90	903,743
Qualified XII (0.65)	670,535.361	11.83	7,932,433
Qualified XII (0.70)	302,710.575	11.76	3,559,876
Qualified XII (0.75)	280,525.007	11.69	3,279,337
Qualified XII (0.80)	804,864.852	12.68	10,205,686
Qualified XII (0.85)	373,153.588	17.69	6,601,087
Qualified XII (0.90)	56,842.310	12.33	700,866
Qualified XII (0.95)	686,819.837	17.45	11,985,006

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Initial Class
(continued)
Qualified XII (1.00)	1,395,515.890	$ 17.33	$ 24,184,290
Qualified XII (1.05)	85,701.456	17.21	1,474,922
Qualified XII (1.10)	146,695.670	17.09	2,507,029
Qualified XII (1.15)	140,149.229	16.98	2,379,734
Qualified XII (1.20)	49,321.489	16.86	831,560
Qualified XII (1.25)	143,169.845	16.75	2,398,095
Qualified XII (1.30)	8,916.300	16.63	148,278
Qualified XII (1.35)	2,974.625	16.52	49,141
Qualified XII (1.40)	18,638.490	16.41	305,858
Qualified XII (1.45)	8,189.676	16.30	133,492
Qualified XII (1.50)	3,869.425	16.19	62,646
Qualified XIII	2,248.904	20.22	45,473
Qualified XV	28,646.071	20.19	578,364
Qualified XVI	118,617.736	18.81	2,231,200
Qualified XVII	2,551.355	19.42	49,547
Qualified XVIII	9,784.530	24.30	237,764
Qualified XXVI	8,473.236	20.05	169,888
Qualified XXVII	2,019,630.701	20.81	42,028,515
Qualified XXVIII	1,175,450.943	20.63	24,249,553
Qualified XXXII	22,816.938	10.48	239,122
Qualified XXXIV	82,677.456	7.06	583,703
Qualified XXXVI	33,424.254	11.02	368,335
Qualified XXXVIII	55,982.248	7.13	399,153
Qualified XLIII	15,464.268	7.06	109,178
Qualified LIV	58,973.307	9.86	581,477
Qualified LVI	152,143.750	10.02	1,524,480
	15,503,169.683		$ 263,715,248
Fidelity® VIP Growth Portfolio - Initial Class
Currently payable annuity contracts:	46,659.611	$ 9.75	$ 454,931
Contracts in accumulation period:
ING Custom Choice 62	3,903.415	9.77	38,136
ING Custom Choice 65	22,263.108	10.25	228,197
ING MAP PLUS NP1	11,704.670	9.45	110,609
ING MAP PLUS NP9	2,874.320	9.23	26,530
ING MAP PLUS NP11	4,605.400	9.17	42,232
ING MAP PLUS NP17	1,878.749	9.01	16,928
ING MAP PLUS NP21	3,932.217	8.91	35,036
ING MAP PLUS NP24	1,652.023	8.83	14,587
ING MAP PLUS NP26	1,484.885	8.77	13,022
ING MAP PLUS NP30	144.783	8.67	1,255
Qualified V	134.466	15.54	2,090
Qualified VI	4,255,039.917	15.71	66,846,677
Qualified VIII	6,683.641	15.88	106,136
Qualified X (1.15)	335,810.660	22.19	7,451,639
Qualified X (1.25)	309,061.442	21.84	6,749,902
Qualified XII (0.00)	32,322.728	11.48	371,065
Qualified XII (0.05)	26,974.389	17.45	470,703
Qualified XII (0.10)	90.333	11.35	1,025

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Growth Portfolio - Initial Class
(continued)
Qualified XII (0.20)	72,136.150	$ 11.22	$ 809,368
Qualified XII (0.25)	7,717.926	11.16	86,132
Qualified XII (0.30)	406,574.322	11.09	4,508,909
Qualified XII (0.35)	21,537.317	11.03	237,557
Qualified XII (0.40)	77,200.782	15.78	1,218,228
Qualified XII (0.45)	277.676	10.90	3,027
Qualified XII (0.50)	417,864.489	11.38	4,755,298
Qualified XII (0.55)	207,922.881	10.77	2,239,329
Qualified XII (0.60)	166,797.587	10.71	1,786,402
Qualified XII (0.65)	1,361,965.799	10.65	14,504,936
Qualified XII (0.70)	290,339.224	10.59	3,074,692
Qualified XII (0.75)	280,771.178	10.53	2,956,521
Qualified XII (0.80)	579,018.528	11.46	6,635,552
Qualified XII (0.85)	664,732.929	15.04	9,997,583
Qualified XII (0.90)	64,537.467	11.06	713,784
Qualified XII (0.95)	631,480.874	14.84	9,371,176
Qualified XII (1.00)	1,827,869.745	14.74	26,942,800
Qualified XII (1.05)	60,360.564	14.64	883,679
Qualified XII (1.10)	204,620.275	14.54	2,975,179
Qualified XII (1.15)	107,056.771	14.44	1,545,900
Qualified XII (1.20)	65,322.741	14.34	936,728
Qualified XII (1.25)	119,462.644	14.24	1,701,148
Qualified XII (1.30)	7,923.400	14.15	112,116
Qualified XII (1.35)	9,319.967	14.05	130,946
Qualified XII (1.40)	30,852.862	13.96	430,706
Qualified XII (1.45)	5,700.573	13.86	79,010
Qualified XII (1.50)	7,724.064	13.77	106,360
Qualified XV	29,823.810	16.33	487,023
Qualified XVI	145,983.961	15.21	2,220,416
Qualified XVII	2,889.044	15.71	45,387
Qualified XVIII	18,082.799	21.84	394,928
Qualified XXVI	18,772.125	16.22	304,484
Qualified XXXII	27,198.452	9.64	262,193
Qualified XXXIII (0.65)	18.437	8.94	165
Qualified XXXIV	145,914.325	6.55	955,739
Qualified XXXVI	45,095.353	9.02	406,760
Qualified XXXVIII	145,771.523	6.62	965,007
Qualified XLIII	23,854.965	6.55	156,250
Qualified LIV	60,582.518	10.14	614,307
Qualified LVI	224,254.267	10.31	2,312,061
	13,652,551.071		$ 190,848,486
Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts:	5,783.750	$11.29 to $11.79	$ 68,143
Contracts in accumulation period:
Qualified XXVII	602,581.969	10.90	6,568,143
Qualified XXVIII	219,144.429	10.80	2,366,760
	827,510.148		$ 9,003,046

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
ING Custom Choice 65	1,867.793	$ 12.06	$ 22,526
Qualified V	777.289	16.12	12,530
Qualified VI	688,071.523	16.49	11,346,299
Qualified VIII	644.643	16.47	10,617
Qualified X (1.15)	73,107.236	17.26	1,261,831
Qualified X (1.25)	94,879.956	16.99	1,612,010
Qualified XII (0.00)	3,619.496	13.12	47,488
Qualified XII (0.05)	41,307.288	18.33	757,163
Qualified XII (0.20)	40,973.299	12.82	525,278
Qualified XII (0.25)	1,553.791	12.74	19,795
Qualified XII (0.30)	53,660.245	12.67	679,875
Qualified XII (0.35)	2,690.392	12.60	33,899
Qualified XII (0.40)	17,913.896	17.46	312,777
Qualified XII (0.45)	15.855	12.45	197
Qualified XII (0.50)	43,424.772	13.35	579,721
Qualified XII (0.55)	63,158.972	12.31	777,487
Qualified XII (0.60)	5,009.816	12.23	61,270
Qualified XII (0.65)	280,635.236	12.16	3,412,524
Qualified XII (0.70)	35,798.263	12.09	432,801
Qualified XII (0.75)	52,509.947	12.02	631,170
Qualified XII (0.80)	116,843.345	13.36	1,561,027
Qualified XII (0.85)	93,122.707	16.64	1,549,562
Qualified XII (0.90)	7,626.882	13.23	100,904
Qualified XII (0.95)	61,281.813	16.42	1,006,247
Qualified XII (1.00)	135,526.446	16.31	2,210,436
Qualified XII (1.05)	10,237.990	16.20	165,855
Qualified XII (1.10)	26,517.148	16.09	426,661
Qualified XII (1.15)	14,863.243	15.98	237,515
Qualified XII (1.20)	12,748.473	15.87	202,318
Qualified XII (1.25)	24,291.341	15.76	382,832
Qualified XII (1.30)	1,735.024	15.65	27,153
Qualified XII (1.35)	663.933	15.55	10,324
Qualified XII (1.40)	3,181.907	15.44	49,129
Qualified XII (1.45)	208.193	15.34	3,194
Qualified XII (1.50)	1,785.388	15.23	27,191
Qualified XV	8,409.246	17.15	144,219
Qualified XVI	28,245.923	15.97	451,087
Qualified XVII	1,749.879	16.49	28,856
Qualified XVIII	3,532.075	16.99	60,010
Qualified XXVI	1,776.185	17.03	30,248
Qualified XXVII	402,279.517	9.29	3,737,177
Qualified XXXII	1,749.949	13.01	22,767
Qualified XXXIV	8,247.546	6.91	56,991
Qualified XXXVI	2,604.117	13.99	36,432
Qualified XXXVIII	17,684.333	6.97	123,260
Qualified XLIII	1,094.020	6.90	7,549
Qualified LIV	7,670.980	11.93	91,515
Qualified LVI	29,959.322	12.12	363,107
	2,527,256.633		$ 35,650,824

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Initial Class
Currently payable annuity contracts:	614,951.731	$ 13.34	$ 8,203,456
Contracts in accumulation period:
ING Custom Choice 62	29,512.048	12.87	379,820
ING Custom Choice 65	37,437.446	12.03	450,372
ING MAP PLUS NP1	178,049.083	13.46	2,396,541
ING MAP PLUS NP3	2,963.848	13.38	39,656
ING MAP PLUS NP4	30,208.158	13.34	402,977
ING MAP PLUS NP6	27,305.980	13.27	362,350
ING MAP PLUS NP8	143,572.523	13.19	1,893,722
ING MAP PLUS NP9	49,268.708	13.15	647,884
ING MAP PLUS NP10	76,730.727	13.11	1,005,940
ING MAP PLUS NP11	36,492.356	13.07	476,955
ING MAP PLUS NP12	23,028.371	13.03	300,060
ING MAP PLUS NP13	51,925.431	12.99	674,511
ING MAP PLUS NP14	32,041.744	12.96	415,261
ING MAP PLUS NP15	79,465.344	12.92	1,026,692
ING MAP PLUS NP16	34,983.868	12.88	450,592
ING MAP PLUS NP17	67,268.187	12.84	863,724
ING MAP PLUS NP18	21,001.128	12.80	268,814
ING MAP PLUS NP19	29,176.641	12.77	372,586
ING MAP PLUS NP20	65,197.524	12.73	829,964
ING MAP PLUS NP21	36,122.888	12.69	458,399
ING MAP PLUS NP22	5,386.902	12.65	68,144
ING MAP PLUS NP23	17,606.072	12.62	222,189
ING MAP PLUS NP24	21,222.027	12.58	266,973
ING MAP PLUS NP25	19,650.221	12.54	246,414
ING MAP PLUS NP26	27,695.257	12.51	346,468
ING MAP PLUS NP27	851.389	12.47	10,617
ING MAP PLUS NP28	43,339.124	12.43	538,705
ING MAP PLUS NP29	24,145.159	12.39	299,159
ING MAP PLUS NP30	9,352.214	12.36	115,593
ING MAP PLUS NP32	1,153.070	12.29	14,171
ING MAP PLUS NP35	2,779.459	12.18	33,854
ING MAP PLUS NP36	963.021	12.14	11,691
Qualified V	2,304.718	27.58	63,564
Qualified VI	7,681,516.410	28.03	215,312,905
Qualified VIII	4,971.445	28.19	140,145
Qualified X (1.15)	315,242.765	31.96	10,075,159
Qualified X (1.25)	538,064.117	31.49	16,943,639
Qualified XII (0.00)	1,496,673.729	11.39	17,046,833
Qualified XII (0.05)	455,869.868	31.15	14,200,346
Qualified XII (0.10)	203.441	18.66	3,796
Qualified XII (0.20)	256,899.404	18.45	4,739,794
Qualified XII (0.25)	18,750.040	18.34	343,876
Qualified XII (0.30)	737,447.280	18.24	13,451,038
Qualified XII (0.35)	24,726.892	18.13	448,299
Qualified XII (0.40)	179,245.409	27.97	5,013,494
Qualified XII (0.45)	1,476.116	17.92	26,452

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Initial Class
(continued)
Qualified XII (0.50)	2,280,120.693	$ 18.61	$ 42,433,046
Qualified XII (0.55)	488,206.102	17.71	8,646,130
Qualified XII (0.60)	214,022.932	17.61	3,768,944
Qualified XII (0.65)	1,369,701.104	17.51	23,983,466
Qualified XII (0.70)	759,567.008	17.41	13,224,062
Qualified XII (0.75)	1,158,331.934	17.31	20,050,726
Qualified XII (0.80)	1,606,596.174	18.92	30,396,800
Qualified XII (0.85)	3,944,179.467	26.67	105,191,266
Qualified XII (0.90)	219,596.582	18.27	4,012,030
Qualified XII (0.95)	1,150,735.993	26.31	30,275,864
Qualified XII (1.00)	3,764,165.393	26.13	98,357,642
Qualified XII (1.05)	166,720.012	25.95	4,326,384
Qualified XII (1.10)	251,311.934	25.78	6,478,822
Qualified XII (1.15)	372,022.091	25.60	9,523,766
Qualified XII (1.20)	80,196.253	25.43	2,039,391
Qualified XII (1.25)	318,093.326	25.25	8,031,856
Qualified XII (1.30)	3,320.402	25.08	83,276
Qualified XII (1.35)	7,027.853	24.91	175,064
Qualified XII (1.40)	36,898.477	24.74	912,868
Qualified XII (1.45)	11,785.879	24.57	289,579
Qualified XII (1.50)	6,049.980	24.41	147,680
Qualified XIII	7,293.155	29.20	212,960
Qualified XV	36,580.563	29.15	1,066,323
Qualified XVI	190,163.133	27.15	5,162,929
Qualified XVII	18,043.128	28.03	505,749
Qualified XVIII	22,039.466	31.49	694,023
Qualified XXI	212,686.419	29.62	6,299,772
Qualified XXVI	3,798.064	28.95	109,954
Qualified XXVII	4,886,994.433	32.46	158,631,839
Qualified XXVIII	1,406,595.837	32.18	45,264,254
Qualified XXXII	25,384.117	13.29	337,355
Qualified XXXIII (0.65)	118,812.707	15.28	1,815,458
Qualified XXXIV	107,259.549	7.60	815,173
Qualified XXXVI	57,079.431	15.40	879,023
Qualified XXXVIII	323,172.870	7.67	2,478,736
Qualified XLIII	78,774.597	7.59	597,899
Qualified LIV	463,388.140	11.90	5,514,319
Qualified LVI	485,170.355	12.10	5,870,561
	40,206,124.836		$ 970,508,583

Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Qualified XXVII	3,874,365.563	$ 22.84	$ 88,490,509
Qualified XXVIII	298,278.777	22.64	6,753,032
	4,172,644.340		$ 95,243,541

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Mid Cap Portfolio - Initial Class
Contracts in accumulation period:
Qualified XII (0.00)	1,163,340.078	$ 11.99	$ 13,948,448

Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Contracts in accumulation period:
Qualified XXVII	760,132.395	$ 20.58	$ 15,643,525
Qualified XXVIII	218,429.292	20.40	4,455,958
	978,561.687		$ 20,099,483
Mutual Global Discovery Fund - Class R
Contracts in accumulation period:
ING MAP PLUS NP1	702.361	$ 16.09	$ 11,301
ING MAP PLUS NP6	4,751.950	15.86	75,366
ING MAP PLUS NP8	53,940.868	15.76	850,108
ING MAP PLUS NP9	14,299.540	15.72	224,789
ING MAP PLUS NP11	20,036.172	15.62	312,965
ING MAP PLUS NP12	6,920.333	15.58	107,819
ING MAP PLUS NP13	2,758.032	15.53	42,832
ING MAP PLUS NP14	14,730.689	15.49	228,178
ING MAP PLUS NP15	12,206.703	15.44	188,471
ING MAP PLUS NP17	9,341.686	15.35	143,395
ING MAP PLUS NP18	15,764.947	15.30	241,204
ING MAP PLUS NP19	2,865.304	15.26	43,725
ING MAP PLUS NP20	35,667.774	15.21	542,507
ING MAP PLUS NP21	8,830.604	15.17	133,960
ING MAP PLUS NP22	3,509.377	15.12	53,062
ING MAP PLUS NP23	1,938.030	15.08	29,225
ING MAP PLUS NP24	2,379.809	15.04	35,792
ING MAP PLUS NP25	1,571.334	14.99	23,554
ING MAP PLUS NP26	938.691	14.95	14,033
ING MAP PLUS NP27	297.094	14.90	4,427
ING MAP PLUS NP28	2,861.776	14.86	42,526
ING MAP PLUS NP32	175.593	14.68	2,578
ING MAP PLUS NP36	76.645	14.51	1,112
	216,565.312		$ 3,352,929

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Franklin Small-Mid Cap Growth Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP3	690.912	$ 11.81	$ 8,160
ING MAP PLUS NP4	13,807.650	11.77	162,516
ING MAP PLUS NP11	176.698	11.53	2,037
ING MAP PLUS NP12	1,853.679	11.50	21,317
ING MAP PLUS NP13	546.909	11.46	6,268
ING MAP PLUS NP14	1,224.874	11.43	14,000
ING MAP PLUS NP15	2,626.577	11.40	29,943
ING MAP PLUS NP16	447.309	11.36	5,081
ING MAP PLUS NP17	2,872.068	11.33	32,541
ING MAP PLUS NP18	6,074.424	11.30	68,641
ING MAP PLUS NP21	2,141.494	11.20	23,985
ING MAP PLUS NP23	2,953.262	11.13	32,870
ING MAP PLUS NP26	2,960.690	11.03	32,656
ING MAP PLUS NP28	10,534.097	10.97	115,559
ING MAP PLUS NP30	11.317	10.90	123
ING MAP PLUS NP32	654.910	10.84	7,099
	49,576.870		$ 562,796
Franklin Small Cap Value Securities Fund - Class 2
Currently payable annuity contracts:	119,249.317	$ 13.14	$ 1,566,936
Contracts in accumulation period:
ING Custom Choice 62	1,673.798	12.49	20,906
ING Custom Choice 65	2,252.906	10.98	24,737
ING MAP PLUS NP4	15,207.928	12.94	196,791
ING MAP PLUS NP5	1,685.910	12.91	21,765
ING MAP PLUS NP6	2,658.160	12.87	34,211
ING MAP PLUS NP8	38,540.035	12.79	492,927
ING MAP PLUS NP9	599.385	12.75	7,642
ING MAP PLUS NP10	2,758.848	12.72	35,093
ING MAP PLUS NP11	2,888.027	12.68	36,620
ING MAP PLUS NP12	1,849.359	12.64	23,376
ING MAP PLUS NP13	8,110.230	12.60	102,189
ING MAP PLUS NP14	10,649.660	12.57	133,866
ING MAP PLUS NP15	18,203.320	12.53	228,088
ING MAP PLUS NP16	12,390.756	12.49	154,761
ING MAP PLUS NP17	8,635.315	12.46	107,596
ING MAP PLUS NP18	1,499.370	12.42	18,622
ING MAP PLUS NP19	45.713	12.38	566
ING MAP PLUS NP20	259.782	12.35	3,208
ING MAP PLUS NP21	2,367.864	12.31	29,148
ING MAP PLUS NP22	574.694	12.27	7,051
ING MAP PLUS NP23	808.458	12.24	9,896
ING MAP PLUS NP24	358.242	12.20	4,371
ING MAP PLUS NP26	3,698.424	12.13	44,862
ING MAP PLUS NP28	2,341.619	12.06	28,240
ING MAP PLUS NP29	541.194	12.02	6,505
ING MAP PLUS NP30	1,964.096	11.99	23,550
ING MAP PLUS NP32	476.951	11.92	5,685

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Franklin Small Cap Value Securities Fund - Class 2
(continued)
ING MAP PLUS NP35	794.365	$ 11.81	$ 9,381
ING MAP PLUS NP36	99.007	11.78	1,166
Qualified V	368.354	14.65	5,396
Qualified VI	1,107,964.035	14.85	16,453,266
Qualified X (1.15)	44,260.774	14.97	662,584
Qualified X (1.25)	107,113.702	14.85	1,590,638
Qualified XII (0.00)	1,573.967	16.50	25,970
Qualified XII (0.05)	36,211.624	16.24	588,077
Qualified XII (0.10)	205.686	16.36	3,365
Qualified XII (0.20)	37.400	16.23	607
Qualified XII (0.25)	46.296	16.16	748
Qualified XII (0.30)	179,700.459	16.09	2,891,380
Qualified XII (0.40)	62,253.152	15.95	992,938
Qualified XII (0.50)	835,056.638	15.82	13,210,596
Qualified XII (0.55)	39,469.472	15.75	621,644
Qualified XII (0.60)	41,203.366	15.69	646,481
Qualified XII (0.65)	274,512.775	15.62	4,287,890
Qualified XII (0.70)	51,356.059	15.55	798,587
Qualified XII (0.75)	136,277.563	15.49	2,110,939
Qualified XII (0.80)	36,126.493	15.42	557,071
Qualified XII (0.85)	181,624.024	15.36	2,789,745
Qualified XII (0.90)	19,174.079	15.29	293,172
Qualified XII (0.95)	189,715.132	15.23	2,889,361
Qualified XII (1.00)	770,867.495	15.16	11,686,351
Qualified XII (1.05)	31,208.793	15.10	471,253
Qualified XII (1.10)	27,950.142	15.04	420,370
Qualified XII (1.15)	38,808.480	14.97	580,963
Qualified XII (1.20)	24,340.771	14.91	362,921
Qualified XII (1.25)	66,300.659	14.85	984,565
Qualified XII (1.30)	1,892.476	14.78	27,971
Qualified XII (1.35)	1,407.268	14.72	20,715
Qualified XII (1.40)	3,111.533	14.66	45,615
Qualified XII (1.45)	2,447.493	14.60	35,733
Qualified XII (1.50)	324.866	14.54	4,724
Qualified XV	5,398.309	15.23	82,216
Qualified XVI	19,557.508	14.54	284,366
Qualified XVII	2,293.051	14.85	34,052
Qualified XVIII	3,372.937	14.85	50,088
Qualified XXI	31,775.234	15.42	489,974
Qualified XXVI	2,519.957	15.29	38,530
Qualified XXVII	427,581.814	16.69	7,136,340
Qualified XXVIII	535,827.127	14.28	7,651,611
Qualified XXXII	1,046.717	12.77	13,367
Qualified XXXIII (0.65)	51,226.918	15.70	804,263
Qualified XXXIV	2,302.077	8.13	18,716
Qualified XXXVIII	14,397.702	8.21	118,205
Qualified XLIII	2,264.906	8.12	18,391
Qualified LIV	21,562.120	10.86	234,165
Qualified LVI	22,760.557	11.04	251,277
	5,719,980.693		$ 86,666,952

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fundamental InvestorsSM, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP6	19,525.732	$ 8.12	$ 158,549
ING MAP PLUS NP9	9,986.633	8.10	80,892
ING MAP PLUS NP11	2,799.923	8.09	22,651
ING MAP PLUS NP13	348.750	8.07	2,814
ING MAP PLUS NP14	3,568.410	8.07	28,797
ING MAP PLUS NP15	6,503.134	8.06	52,415
ING MAP PLUS NP17	12,423.533	8.05	100,009
ING MAP PLUS NP18	293.127	8.04	2,357
ING MAP PLUS NP22	1,958.829	8.01	15,690
ING MAP PLUS NP23	484.547	8.01	3,881
ING MAP PLUS NP27	3,253.030	7.98	25,959
ING MAP PLUS NP28	538.049	7.97	4,288
ING MAP PLUS NP29	870.635	7.97	6,939
	62,554.332		$ 505,241
Fundamental InvestorsSM, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	2,071.608	$ 8.03	$ 16,635
Qualified V	508.984	8.01	4,077
Qualified VI	784,999.533	8.03	6,303,546
Qualified XII (0.30)	15,264.400	8.16	124,558
Qualified XII (0.40)	81,610.942	8.14	664,313
Qualified XII (0.50)	20,640.882	8.13	167,810
Qualified XII (0.55)	1,120.762	8.12	9,101
Qualified XII (0.60)	27,144.618	8.12	220,414
Qualified XII (0.65)	12,882.390	8.11	104,476
Qualified XII (0.70)	22,733.319	8.10	184,140
Qualified XII (0.75)	152,684.747	8.10	1,236,746
Qualified XII (0.80)	96,818.132	8.09	783,259
Qualified XII (0.85)	141,751.767	8.08	1,145,354
Qualified XII (0.90)	28,551.222	8.08	230,694
Qualified XII (0.95)	160,449.494	8.07	1,294,827
Qualified XII (1.00)	501,927.589	8.06	4,045,536
Qualified XII (1.05)	6,916.604	8.06	55,748
Qualified XII (1.10)	18,090.117	8.05	145,625
Qualified XII (1.15)	26,638.832	8.04	214,176
Qualified XII (1.20)	10,181.907	8.04	81,863
Qualified XII (1.25)	38,453.781	8.03	308,784
Qualified XII (1.30)	41.185	8.02	330
Qualified XII (1.35)	8.677	8.02	70
Qualified XII (1.40)	435.253	8.01	3,486
Qualified XII (1.50)	455.926	8.00	3,647
Qualified XIII	466.113	8.07	3,762
Qualified XVI	8,212.912	8.00	65,703
Qualified XXI	506,993.756	8.09	4,101,579
Qualified XXXIV	340.778	8.12	2,767
Qualified XXXVIII	4,245.833	8.20	34,816
Qualified LIV	26,511.838	8.09	214,481
Qualified LVI	1,055.996	8.16	8,617
	2,700,209.897		$ 21,780,940

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
The Growth Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	66,751.951	$ 12.36	$ 825,054
ING MAP PLUS NP3	271.523	12.29	3,337
ING MAP PLUS NP4	27,168.247	12.25	332,811
ING MAP PLUS NP6	32,732.176	12.18	398,678
ING MAP PLUS NP8	121,108.117	12.11	1,466,619
ING MAP PLUS NP9	104,347.096	12.07	1,259,469
ING MAP PLUS NP10	39,038.061	12.04	470,018
ING MAP PLUS NP11	97,629.710	12.00	1,171,557
ING MAP PLUS NP12	18,254.397	11.96	218,323
ING MAP PLUS NP13	37,617.925	11.93	448,782
ING MAP PLUS NP14	106,754.941	11.89	1,269,316
ING MAP PLUS NP15	104,299.545	11.86	1,236,993
ING MAP PLUS NP16	14,425.892	11.82	170,514
ING MAP PLUS NP17	56,304.293	11.79	663,828
ING MAP PLUS NP18	69,189.136	11.75	812,972
ING MAP PLUS NP19	51,447.846	11.72	602,969
ING MAP PLUS NP20	51,157.085	11.69	598,026
ING MAP PLUS NP21	57,924.955	11.65	674,826
ING MAP PLUS NP22	41,918.156	11.62	487,089
ING MAP PLUS NP23	38,983.460	11.58	451,428
ING MAP PLUS NP24	5,014.732	11.55	57,920
ING MAP PLUS NP25	6,646.745	11.51	76,504
ING MAP PLUS NP26	6,878.243	11.48	78,962
ING MAP PLUS NP27	1,158.167	11.45	13,261
ING MAP PLUS NP28	57,222.324	11.41	652,907
ING MAP PLUS NP29	12,465.015	11.38	141,852
ING MAP PLUS NP30	6,590.861	11.35	74,806
ING MAP PLUS NP31	61.620	11.31	697
ING MAP PLUS NP32	2,303.266	11.28	25,981
ING MAP PLUS NP35	1,088.775	11.18	12,173
ING MAP PLUS NP36	4.429	11.15	49
Qualified XII (1.00)	62,449.577	9.33	582,655
	1,299,208.266		$ 15,280,376
The Growth Fund of America® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	12,134.557	$ 12.02	$ 145,857
ING Custom Choice 65	774.672	11.81	9,149
Qualified V	4,614.141	11.59	53,478
Qualified VI	5,228,768.172	11.70	61,176,588
Qualified XII (0.00)	27,349.805	12.56	343,514
Qualified XII (0.05)	6,938.141	12.54	87,004
Qualified XII (0.10)	420.772	12.49	5,255
Qualified XII (0.25)	470.224	12.38	5,821
Qualified XII (0.30)	263,366.419	12.35	3,252,575
Qualified XII (0.35)	1,517.098	12.31	18,675
Qualified XII (0.40)	101,313.769	12.28	1,244,133
Qualified XII (0.50)	3,715,842.510	12.21	45,370,437

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
The Growth Fund of America® - Class R-4 (continued)
Qualified XII (0.55)	339,960.131	$ 12.17	$ 4,137,315
Qualified XII (0.60)	73,914.566	12.14	897,323
Qualified XII (0.65)	422,408.055	12.10	5,111,137
Qualified XII (0.70)	430,520.813	12.07	5,196,386
Qualified XII (0.75)	1,206,364.628	12.04	14,524,630
Qualified XII (0.80)	1,708,652.073	12.00	20,503,825
Qualified XII (0.85)	758,979.069	11.97	9,084,979
Qualified XII (0.90)	156,731.433	11.93	1,869,806
Qualified XII (0.95)	866,847.703	11.90	10,315,488
Qualified XII (1.00)	4,122,456.695	11.87	48,933,561
Qualified XII (1.05)	96,562.500	11.83	1,142,334
Qualified XII (1.10)	147,477.767	11.80	1,740,238
Qualified XII (1.15)	247,547.079	11.77	2,913,629
Qualified XII (1.20)	33,967.350	11.73	398,437
Qualified XII (1.25)	314,662.384	11.70	3,681,550
Qualified XII (1.30)	7,273.518	11.67	84,882
Qualified XII (1.35)	7,689.785	11.63	89,432
Qualified XII (1.40)	36,064.345	11.60	418,346
Qualified XII (1.45)	8,781.354	11.57	101,600
Qualified XII (1.50)	1,553.885	11.53	17,916
Qualified XIII	1,140.450	11.90	13,571
Qualified XV	29,892.303	11.90	355,718
Qualified XVI	78,359.296	11.53	903,483
Qualified XVII	27,639.758	11.79	325,873
Qualified XXI	173,084.279	12.00	2,077,011
Qualified XXVI	2,065.655	11.96	24,705
Qualified XXVII	2,446,987.662	11.37	27,822,250
Qualified XXXIII (0.65)	12,469.763	12.43	154,999
Qualified XXXIV	51,393.942	7.89	405,498
Qualified XXXVIII	60,195.965	7.97	479,762
Qualified XLIII	25,847.701	7.89	203,938
Qualified LIV	83,434.975	11.68	974,521
Qualified LVI	41,718.227	11.88	495,613
	23,386,155.389		$ 277,112,242
The Income Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	6,050.039	$ 12.47	$ 75,444
ING MAP PLUS NP6	6,504.598	12.28	79,876
ING MAP PLUS NP8	2,242.282	12.21	27,378
ING MAP PLUS NP9	3,850.606	12.17	46,862
ING MAP PLUS NP10	6,445.219	12.14	78,245
ING MAP PLUS NP11	12,517.792	12.10	151,465
ING MAP PLUS NP12	3,716.825	12.07	44,862
ING MAP PLUS NP13	12,264.599	12.03	147,543
ING MAP PLUS NP14	6,309.764	12.00	75,717
ING MAP PLUS NP15	21,888.531	11.96	261,787
ING MAP PLUS NP16	225.488	11.93	2,690
ING MAP PLUS NP17	8,462.068	11.89	100,614

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
The Income Fund of America® - Class R-3 (continued)
ING MAP PLUS NP18	3,279.793	$ 11.85	$ 38,866
ING MAP PLUS NP19	7,733.240	11.82	91,407
ING MAP PLUS NP20	8,434.455	11.78	99,358
ING MAP PLUS NP21	12,829.859	11.75	150,751
ING MAP PLUS NP22	1,917.648	11.72	22,475
ING MAP PLUS NP24	615.548	11.65	7,171
ING MAP PLUS NP25	10,756.402	11.61	124,882
ING MAP PLUS NP26	7,318.599	11.58	84,749
ING MAP PLUS NP28	1,335.671	11.51	15,374
ING MAP PLUS NP29	754.769	11.48	8,665
ING MAP PLUS NP30	1,450.951	11.44	16,599
ING MAP PLUS NP32	289.574	11.37	3,292
ING MAP PLUS NP35	1,983.695	11.27	22,356
ING MAP PLUS NP36	4.364	11.24	49
	149,182.379		$ 1,778,477
ING Balanced Portfolio - Class I
Currently payable annuity contracts:	765,527.008	$10.09 to $33.68	$ 17,785,503
Contracts in accumulation period:
ING Custom Choice 62	119.730	10.74	1,286
ING Custom Choice 65	3,681.171	10.50	38,652
ING MAP PLUS NP1	1,809.379	10.99	19,885
ING MAP PLUS NP15	0.329	10.55	3
ING MAP PLUS NP21	2,159.569	10.36	22,373
ING MAP PLUS NP25	286.188	10.24	2,931
ING MAP PLUS NP26	2,299.233	10.21	23,475
Qualified I	18,481.779	32.97	609,344
Qualified V	628.955	24.29	15,277
Qualified VI	5,334,428.257	24.80	132,293,821
Qualified VII	82,099.711	24.03	1,972,856
Qualified VIII	1,720.365	23.00	39,568
Qualified IX	1,064.542	24.45	26,028
Qualified X (1.15)	377,418.067	25.20	9,510,935
Qualified X (1.25)	962,054.095	24.80	23,858,942
Qualified XII (0.00)	39,492.878	14.01	553,295
Qualified XII (0.05)	47,132.132	27.59	1,300,376
Qualified XII (0.10)	65.921	13.85	913
Qualified XII (0.20)	35,460.961	13.69	485,461
Qualified XII (0.25)	39,380.209	13.61	535,965
Qualified XII (0.30)	206,017.350	13.53	2,787,415
Qualified XII (0.35)	9,861.580	13.45	132,638
Qualified XII (0.40)	29,954.510	19.22	575,726
Qualified XII (0.45)	36.856	13.30	490
Qualified XII (0.50)	286,439.565	13.73	3,932,815
Qualified XII (0.55)	112,620.992	13.15	1,480,966
Qualified XII (0.60)	195,593.467	13.07	2,556,407
Qualified XII (0.65)	371,665.055	12.99	4,827,929
Qualified XII (0.70)	188,224.265	12.92	2,431,858
Qualified XII (0.75)	343,743.840	12.84	4,413,671

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Balanced Portfolio - Class I (continued)
Qualified XII (0.80)	1,199,186.423	$ 13.63	$ 16,344,911
Qualified XII (0.85)	983,557.659	18.33	18,028,612
Qualified XII (0.90)	178,074.545	13.24	2,357,707
Qualified XII (0.95)	553,154.916	18.08	10,001,041
Qualified XII (1.00)	1,132,032.134	17.95	20,319,977
Qualified XII (1.05)	55,246.992	17.83	985,054
Qualified XII (1.10)	188,955.127	17.71	3,346,395
Qualified XII (1.15)	268,446.378	17.59	4,721,972
Qualified XII (1.20)	28,081.037	17.47	490,576
Qualified XII (1.25)	66,783.980	17.35	1,158,702
Qualified XII (1.30)	2,747.516	17.23	47,340
Qualified XII (1.35)	3,282.883	17.12	56,203
Qualified XII (1.40)	16,549.419	17.00	281,340
Qualified XII (1.45)	34.132	16.88	576
Qualified XII (1.50)	1,459.438	16.77	24,475
Qualified XIII	8.512	25.83	220
Qualified XV	10,885.558	25.79	280,739
Qualified XVI	106,516.486	24.02	2,558,526
Qualified XVII	67,835.892	25.59	1,735,920
Qualified XVIII	143,422.578	25.59	3,670,184
Qualified XIX	951.944	34.02	32,385
Qualified XX	19,757.980	33.60	663,868
Qualified XXVI	1,871.492	25.97	48,603
Qualified XXVII	844,430.990	33.33	28,144,885
Qualified XXVIII	102,341.532	33.25	3,402,856
Qualified XXX	28,285.122	31.83	900,315
Qualified XXXII	221,847.327	10.77	2,389,296
Qualified XXXIII (0.65)	5.354	11.69	63
Qualified XXXIV	136,813.207	8.45	1,156,072
Qualified XXXVI	21,940.484	11.80	258,898
Qualified XXXVIII	149,675.957	8.53	1,276,736
Qualified XLIII	12,394.711	8.44	104,611
Qualified LIV	220,708.759	10.39	2,293,164
Qualified LVI	238,935.268	10.57	2,525,546
	16,465,689.691		$ 341,844,572

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Real Estate Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	14,066.300	$ 13.73	$ 193,130
ING MAP PLUS NP3	249.894	13.65	3,411
ING MAP PLUS NP4	7,255.035	13.60	98,668
ING MAP PLUS NP6	7,381.502	13.52	99,798
ING MAP PLUS NP9	8,003.935	13.41	107,333
ING MAP PLUS NP11	4.945	13.33	66
ING MAP PLUS NP12	4,182.800	13.29	55,589
ING MAP PLUS NP13	6,494.649	13.25	86,054
ING MAP PLUS NP15	7.952	13.17	105
ING MAP PLUS NP16	10,649.005	13.13	139,821
ING MAP PLUS NP17	537.397	13.09	7,035
ING MAP PLUS NP18	15,439.271	13.05	201,482
ING MAP PLUS NP19	1,714.003	13.01	22,299
ING MAP PLUS NP20	26,089.231	12.98	338,638
ING MAP PLUS NP21	7,281.985	12.94	94,229
ING MAP PLUS NP23	2,708.525	12.86	34,832
ING MAP PLUS NP24	2,726.040	12.82	34,948
ING MAP PLUS NP25	686.174	12.79	8,776
ING MAP PLUS NP26	845.957	12.75	10,786
ING MAP PLUS NP28	4,686.547	12.67	59,379
ING MAP PLUS NP29	728.146	12.64	9,204
ING MAP PLUS NP30	390.923	12.60	4,926
	122,130.216		$ 1,610,509
ING GNMA Income Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	6,980.006	$ 12.98	$ 90,600
ING MAP PLUS NP8	30,914.331	12.72	393,230
ING MAP PLUS NP9	76,545.207	12.68	970,593
ING MAP PLUS NP10	3,660.546	12.64	46,269
ING MAP PLUS NP11	8,642.041	12.61	108,976
ING MAP PLUS NP12	337.078	12.57	4,237
ING MAP PLUS NP13	1,736.638	12.53	21,760
ING MAP PLUS NP14	22,069.727	12.49	275,651
ING MAP PLUS NP15	91,261.551	12.46	1,137,119
ING MAP PLUS NP17	23,747.021	12.38	293,988
ING MAP PLUS NP18	25,701.987	12.35	317,420
ING MAP PLUS NP19	5,876.327	12.31	72,338
ING MAP PLUS NP20	16,394.630	12.27	201,162
ING MAP PLUS NP21	29,346.777	12.24	359,205
ING MAP PLUS NP22	0.488	12.20	6
ING MAP PLUS NP23	6,868.537	12.17	83,590
ING MAP PLUS NP24	1,147.410	12.13	13,918
ING MAP PLUS NP26	3,489.378	12.06	42,082
ING MAP PLUS NP28	3,264.903	11.99	39,146
ING MAP PLUS NP29	10,588.675	11.95	126,535
ING MAP PLUS NP30	1,716.520	11.92	20,461
ING MAP PLUS NP32	651.209	11.85	7,717
Qualified XII (1.00)	16,626.395	12.02	199,849
	387,567.382		$ 4,825,852

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Intermediate Bond Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	21,114.514	$ 11.83	$ 249,785
ING MAP PLUS NP5	9,114.553	11.69	106,549
ING MAP PLUS NP8	64,875.673	11.58	751,260
ING MAP PLUS NP9	28,458.805	11.55	328,699
ING MAP PLUS NP10	24,415.206	11.52	281,263
ING MAP PLUS NP11	23,102.966	11.48	265,222
ING MAP PLUS NP12	18.566	11.45	213
ING MAP PLUS NP14	1,247.708	11.38	14,199
ING MAP PLUS NP15	15,214.704	11.35	172,687
ING MAP PLUS NP16	8,540.203	11.31	96,590
ING MAP PLUS NP17	18,664.189	11.28	210,532
ING MAP PLUS NP18	6,185.177	11.25	69,583
ING MAP PLUS NP19	8,131.788	11.21	91,157
ING MAP PLUS NP20	30,303.809	11.18	338,797
ING MAP PLUS NP21	9,978.621	11.15	111,262
ING MAP PLUS NP22	602.457	11.12	6,699
ING MAP PLUS NP23	33,539.829	11.08	371,621
ING MAP PLUS NP24	5,444.654	11.05	60,163
ING MAP PLUS NP25	15,258.911	11.02	168,153
ING MAP PLUS NP26	3,550.065	10.98	38,980
ING MAP PLUS NP28	3,731.921	10.92	40,753
ING MAP PLUS NP29	312.200	10.89	3,400
ING MAP PLUS NP32	1,951.019	10.79	21,051
	333,757.538		$ 3,798,618
ING Intermediate Bond Portfolio - Class I
Currently payable annuity contracts:	291,628.366	$10.82 to $80.97	$ 6,357,160
Contracts in accumulation period:
ING Custom Choice 62	8,043.383	11.44	92,016
ING Custom Choice 65	5,115.390	11.36	58,111
ING MAP PLUS NP1	50,999.875	11.80	601,799
ING MAP PLUS NP8	39,184.833	11.56	452,977
ING MAP PLUS NP9	30,932.853	11.53	356,656
ING MAP PLUS NP10	4,893.320	11.49	56,224
ING MAP PLUS NP11	103,996.462	11.46	1,191,799
ING MAP PLUS NP12	53,056.166	11.43	606,432
ING MAP PLUS NP13	34,594.391	11.39	394,030
ING MAP PLUS NP14	39,309.315	11.36	446,554
ING MAP PLUS NP15	22,519.553	11.33	255,147
ING MAP PLUS NP16	17.884	11.29	202
ING MAP PLUS NP17	14,237.790	11.26	160,318
ING MAP PLUS NP18	7,727.575	11.23	86,781
ING MAP PLUS NP19	1,370.169	11.19	15,332
ING MAP PLUS NP21	12,927.639	11.13	143,885
ING MAP PLUS NP22	2,475.504	11.09	27,453
ING MAP PLUS NP23	3,514.428	11.06	38,870
ING MAP PLUS NP24	936.420	11.03	10,329
ING MAP PLUS NP26	1,006.714	10.96	11,034

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Intermediate Bond Portfolio - Class I (continued)
ING MAP PLUS NP27	1,190.156	$ 10.93	$ 13,008
ING MAP PLUS NP28	5,854.592	10.90	63,815
ING MAP PLUS NP29	10,568.580	10.87	114,880
ING MAP PLUS NP30	1,688.399	10.83	18,285
ING MAP PLUS NP35	709.481	10.68	7,577
Qualified I	5,474.893	80.86	442,700
Qualified V	1,064.751	20.32	21,636
Qualified VI	4,443,610.553	20.46	90,916,272
Qualified VII	60,824.677	19.06	1,159,318
Qualified VIII	5,795.638	18.83	109,132
Qualified IX	512.547	20.00	10,251
Qualified X (1.15)	227,411.108	20.80	4,730,151
Qualified X (1.25)	610,079.503	20.46	12,482,227
Qualified XII (0.00)	10,984.743	17.52	192,453
Qualified XII (0.05)	115,915.924	22.74	2,635,928
Qualified XII (0.05)	96,033.162	22.74	2,183,794
Qualified XII (0.10)	7.827	17.32	136
Qualified XII (0.20)	44,136.775	17.12	755,622
Qualified XII (0.25)	13,448.208	17.02	228,889
Qualified XII (0.30)	193,047.992	16.92	3,266,372
Qualified XII (0.35)	3,550.158	16.82	59,714
Qualified XII (0.40)	75,955.381	19.20	1,458,343
Qualified XII (0.45)	853.529	16.63	14,194
Qualified XII (0.50)	505,538.294	16.76	8,472,822
Qualified XII (0.55)	247,183.662	16.44	4,063,699
Qualified XII (0.60)	105,760.924	16.34	1,728,133
Qualified XII (0.65)	592,616.554	16.25	9,630,019
Qualified XII (0.70)	367,914.080	16.15	5,941,812
Qualified XII (0.75)	315,117.550	16.06	5,060,788
Qualified XII (0.80)	848,414.512	16.20	13,744,315
Qualified XII (0.85)	4,166,774.132	18.31	76,293,634
Qualified XII (0.90)	74,366.414	16.03	1,192,094
Qualified XII (0.95)	604,395.442	18.06	10,915,382
Qualified XII (1.00)	1,623,257.698	17.93	29,105,011
Qualified XII (1.05)	51,392.206	17.81	915,295
Qualified XII (1.10)	123,089.028	17.69	2,177,445
Qualified XII (1.15)	146,012.375	17.57	2,565,437
Qualified XII (1.20)	39,306.484	17.45	685,898
Qualified XII (1.25)	111,203.479	17.33	1,927,156
Qualified XII (1.30)	5,386.276	17.22	92,752
Qualified XII (1.35)	3,586.625	17.10	61,331
Qualified XII (1.40)	24,202.313	16.98	410,955
Qualified XII (1.45)	8,270.145	16.87	139,517
Qualified XII (1.50)	1,490.894	16.75	24,972
Qualified XV	10,242.073	21.28	217,951
Qualified XVI	110,310.259	19.82	2,186,349
Qualified XVII	110,734.650	20.85	2,308,817
Qualified XVIII	154,667.132	20.85	3,224,810

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Intermediate Bond Portfolio - Class I (continued)
Qualified XIX	21.330	$ 82.40	$ 1,758
Qualified XX	6,309.334	80.86	510,173
Qualified XXI	20,037.818	21.62	433,218
Qualified XXVI	8,215.654	21.43	176,061
Qualified XXVII	516,805.702	81.21	41,969,791
Qualified XXVIII	128,775.892	81.03	10,434,711
Qualified XXIX	307.322	79.35	24,386
Qualified XXX	19,765.118	77.57	1,533,180
Qualified XXXII	93,825.756	11.35	1,064,922
Qualified XXXIII (0.65)	24,683.819	13.68	337,675
Qualified XXXIV	13,615.406	10.22	139,149
Qualified XXXV	3,727.139	11.20	41,744
Qualified XXXVI	33,929.839	13.80	468,232
Qualified XXXVIII	123,768.550	10.32	1,277,291
Qualified XLIII	13,128.475	10.21	134,042
Qualified LIV	136,850.307	11.24	1,538,197
Qualified LVI	312,052.039	11.44	3,569,875
	18,464,259.308		$ 378,988,605
ING Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	32,684.226	$ 10.69	$ 349,394

ING Artio Foreign Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	6,561.386	$ 13.53	$ 88,776
ING Custom Choice 65	97.180	11.93	1,159
Qualified VI	1,078,234.357	12.91	13,920,006
Qualified X (1.15)	45,366.506	13.47	611,087
Qualified X (1.25)	80,025.559	13.40	1,072,342
Qualified XII (0.00)	1,062.204	13.86	14,722
Qualified XII (0.10)	181.192	13.78	2,497
Qualified XII (0.25)	53.258	13.66	728
Qualified XII (0.30)	9,699.963	13.62	132,113
Qualified XII (0.35)	4.085	13.59	56
Qualified XII (0.40)	80,612.007	13.55	1,092,293
Qualified XII (0.50)	232,508.467	13.47	3,131,889
Qualified XII (0.55)	27,949.765	13.43	375,365
Qualified XII (0.60)	19,248.784	13.39	257,741
Qualified XII (0.65)	50,756.269	13.36	678,104
Qualified XII (0.70)	18,393.428	13.32	245,000
Qualified XII (0.75)	81,327.944	13.28	1,080,035
Qualified XII (0.80)	36,325.483	13.24	480,949
Qualified XII (0.85)	95,243.163	13.21	1,258,162
Qualified XII (0.90)	16,331.736	13.17	215,089
Qualified XII (0.95)	112,019.208	13.13	1,470,812
Qualified XII (1.00)	598,063.715	13.09	7,828,654
Qualified XII (1.05)	7,668.438	13.06	100,150
Qualified XII (1.10)	24,475.306	13.02	318,668

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Artio Foreign Portfolio - Service Class
(continued)
Qualified XII (1.15)	31,749.372	$ 12.98	$ 412,107
Qualified XII (1.20)	6,496.479	12.95	84,129
Qualified XII (1.25)	55,264.527	12.91	713,465
Qualified XII (1.35)	447.510	12.84	5,746
Qualified XII (1.40)	3,018.158	12.80	38,632
Qualified XII (1.45)	4,678.103	12.76	59,693
Qualified XV	861.267	13.13	11,308
Qualified XVI	14,642.896	12.73	186,404
Qualified XVII	5,587.891	13.01	72,698
Qualified XVIII	5,444.672	13.58	73,939
Qualified XXVI	153.336	13.20	2,024
Qualified XXXII	1,877.730	13.40	25,162
Qualified XXXIV	5,151.607	6.67	34,361
Qualified XXXVIII	1,389.903	6.73	9,354
Qualified XLIII	772.862	6.66	5,147
Qualified LIV	37,826.680	11.80	446,355
Qualified LVI	5,690.048	12.00	68,281
	2,803,262.444		$ 36,625,202
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Currently payable annuity contracts:	30,186.873	$7.55 to $7.67	$ 230,098
Contracts in accumulation period:
ING Custom Choice 62	106.654	8.09	863
ING Custom Choice 65	11,111.727	8.29	92,116
Qualified V	2,383.506	8.05	19,187
Qualified VI	3,389,622.536	8.09	27,422,046
Qualified VIII	1,190.609	8.09	9,632
Qualified X (1.15)	204,695.155	8.11	1,660,078
Qualified X (1.25)	178,197.324	8.09	1,441,616
Qualified XII (0.00)	13,275.267	8.39	111,379
Qualified XII (0.05)	34,643.815	8.38	290,315
Qualified XII (0.25)	6,595.993	8.33	54,945
Qualified XII (0.30)	57,151.308	8.32	475,499
Qualified XII (0.35)	12,460.274	8.31	103,545
Qualified XII (0.40)	98,450.520	8.30	817,139
Qualified XII (0.45)	819.536	8.29	6,794
Qualified XII (0.50)	171,737.864	8.28	1,421,990
Qualified XII (0.55)	77,220.413	8.26	637,841
Qualified XII (0.60)	52,438.576	8.25	432,618
Qualified XII (0.65)	370,713.396	8.24	3,054,678
Qualified XII (0.70)	114,730.962	8.23	944,236
Qualified XII (0.75)	89,340.881	8.22	734,382
Qualified XII (0.80)	225,641.164	8.21	1,852,514
Qualified XII (0.85)	382,204.794	8.19	3,130,257
Qualified XII (0.90)	32,318.961	8.18	264,369
Qualified XII (0.95)	336,255.302	8.17	2,747,206
Qualified XII (1.00)	925,792.625	8.16	7,554,468
Qualified XII (1.05)	83,443.150	8.15	680,062
Qualified XII (1.10)	121,001.096	8.14	984,949

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio -
Institutional Class (continued)
Qualified XII (1.15)	56,474.086	$ 8.12	$ 458,570
Qualified XII (1.20)	25,758.715	8.11	208,903
Qualified XII (1.25)	73,143.333	8.10	592,461
Qualified XII (1.30)	11,667.080	8.09	94,387
Qualified XII (1.35)	4,525.707	8.08	36,568
Qualified XII (1.40)	22,193.183	8.07	179,099
Qualified XII (1.45)	3,188.330	8.06	25,698
Qualified XII (1.50)	5,416.529	8.04	43,549
Qualified XV	21,158.906	8.16	172,657
Qualified XVI	89,344.039	8.03	717,433
Qualified XVII	2,670.969	8.09	21,608
Qualified XVIII	16,627.287	8.15	135,512
Qualified XXII	494.838	8.27	4,092
Qualified XXVI	22,055.632	8.17	180,195
Qualified XXVII	1,823,999.123	8.15	14,865,593
Qualified XXVIII	230,726.012	8.15	1,880,417
Qualified XXXII	14,042.659	8.09	113,605
Qualified XXXIV	70,759.036	7.68	543,429
Qualified XXXVI	15,676.155	8.25	129,328
Qualified XXXVIII	30,788.432	7.75	238,610
Qualified XLIII	10,063.261	7.67	77,185
Qualified LIV	19,879.242	8.19	162,811
Qualified LVI	115,691.535	8.33	963,710
	9,710,074.370		$ 79,020,242
ING BlackRock Large Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
Qualified XII (0.00)	574.854	$ 9.65	$ 5,547
Qualified XII (0.50)	16,099.179	9.49	152,781
	16,674.033		$ 158,328
ING BlackRock Large Cap Growth Portfolio -
Service 2 Class
Contracts in accumulation period:
Qualified XXXV	21,524.618	$ 8.20	$ 176,502

ING Clarion Global Real Estate Portfolio -
Institutional Class
Contracts in accumulation period:
ING Custom Choice 62	485.801	$ 8.85	$ 4,299
ING Custom Choice 65	625.378	8.95	5,597
Qualified V	210.786	8.83	1,861
Qualified VI	1,236,550.629	8.85	10,943,473
Qualified X (1.15)	19,955.977	8.87	177,010
Qualified X (1.25)	93,396.804	8.86	827,496
Qualified XII (0.00)	1,674.403	9.00	15,070
Qualified XII (0.10)	48.519	8.99	436
Qualified XII (0.25)	387.886	8.97	3,479
Qualified XII (0.30)	80,000.895	8.96	716,808
Qualified XII (0.40)	147,419.336	8.95	1,319,403

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Global Real Estate Portfolio -
Institutional Class (continued)
Qualified XII (0.50)	796,150.398	$ 8.94	$ 7,117,585
Qualified XII (0.55)	57,102.370	8.93	509,924
Qualified XII (0.60)	20,273.255	8.93	181,040
Qualified XII (0.65)	33,811.751	8.92	301,601
Qualified XII (0.70)	36,167.274	8.92	322,612
Qualified XII (0.75)	193,885.296	8.91	1,727,518
Qualified XII (0.80)	237,653.856	8.90	2,115,119
Qualified XII (0.85)	221,504.167	8.90	1,971,387
Qualified XII (0.90)	16,446.710	8.89	146,211
Qualified XII (0.95)	160,570.448	8.89	1,427,471
Qualified XII (1.00)	932,709.961	8.88	8,282,464
Qualified XII (1.05)	12,091.912	8.87	107,255
Qualified XII (1.10)	21,832.545	8.87	193,655
Qualified XII (1.15)	59,191.244	8.86	524,434
Qualified XII (1.20)	9,241.845	8.86	81,883
Qualified XII (1.25)	46,290.793	8.85	409,674
Qualified XII (1.35)	267.053	8.84	2,361
Qualified XII (1.40)	5,568.367	8.83	49,169
Qualified XII (1.45)	937.637	8.82	8,270
Qualified XV	1,413.189	8.89	12,563
Qualified XVI	14,009.814	8.82	123,567
Qualified XVII	1,552.325	8.85	13,738
Qualified XVIII	4,281.196	9.00	38,531
Qualified XXI	7,089.739	8.90	63,099
Qualified XXVI	2,525.589	8.91	22,503
Qualified XXVII	1,054,466.675	8.88	9,363,664
Qualified XXVIII	117,562.901	8.88	1,043,959
Qualified XXXII	2,320.606	8.86	20,561
Qualified XXXIV	5,145.024	8.92	45,894
Qualified XXXVIII	2,537.396	9.00	22,837
Qualified XLIII	276.928	8.91	2,467
Qualified LIV	7,535.489	8.90	67,066
Qualified LVI	11,928.609	8.97	107,000
	5,675,098.776		$ 50,442,014
ING Clarion Real Estate Portfolio - Institutional Class
Currently payable annuity contracts	158,323.503	$8.00 to $8.31	$ 1,315,445

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Real Estate Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	5,810.799	$ 8.14	$ 47,300
ING Custom Choice 65	2,871.938	8.41	24,153
ING MAP PLUS NP1	96,334.895	8.51	819,810
ING MAP PLUS NP4	605.365	8.46	5,121
ING MAP PLUS NP5	4,049.005	8.44	34,174
ING MAP PLUS NP8	19,686.676	8.40	165,368
ING MAP PLUS NP9	14,360.085	8.38	120,338
ING MAP PLUS NP10	43.342	8.37	363
ING MAP PLUS NP11	8,179.850	8.35	68,302
ING MAP PLUS NP12	6,822.801	8.34	56,902
ING MAP PLUS NP13	4,725.851	8.32	39,319
ING MAP PLUS NP14	29,563.338	8.31	245,671
ING MAP PLUS NP15	5,284.484	8.29	43,808
ING MAP PLUS NP17	8,058.527	8.26	66,563
ING MAP PLUS NP18	3,377.081	8.24	27,827
ING MAP PLUS NP19	1,142.075	8.23	9,399
ING MAP PLUS NP20	3,862.741	8.21	31,713
ING MAP PLUS NP23	202.983	8.17	1,658
ING MAP PLUS NP24	529.975	8.15	4,319
ING MAP PLUS NP25	7,920.016	8.14	64,469
ING MAP PLUS NP26	213.044	8.12	1,730
ING MAP PLUS NP28	3,186.671	8.09	25,780
ING MAP PLUS NP30	361.584	8.06	2,914
Qualified V	680.429	8.09	5,505
Qualified VI	672,126.414	8.14	5,471,109
Qualified XII (0.00)	3,940.892	8.52	33,576
Qualified XII (0.25)	308.859	8.45	2,610
Qualified XII (0.30)	9,683.852	8.43	81,635
Qualified XII (0.40)	75,264.206	8.40	632,219
Qualified XII (0.50)	739,249.879	8.37	6,187,521
Qualified XII (0.55)	22,751.566	8.35	189,976
Qualified XII (0.60)	6,099.799	8.34	50,872
Qualified XII (0.65)	54,607.649	8.32	454,336
Qualified XII (0.70)	18,557.069	8.31	154,209
Qualified XII (0.75)	106,008.263	8.29	878,809
Qualified XII (0.80)	74,993.576	8.28	620,947
Qualified XII (0.85)	182,568.760	8.26	1,508,018
Qualified XII (0.90)	9,314.659	8.25	76,846
Qualified XII (0.95)	128,569.995	8.23	1,058,131
Qualified XII (1.00)	712,984.693	8.22	5,860,734
Qualified XII (1.05)	6,343.115	8.20	52,014
Qualified XII (1.10)	18,034.861	8.19	147,706
Qualified XII (1.15)	22,483.140	8.17	183,687
Qualified XII (1.20)	3,648.518	8.16	29,772
Qualified XII (1.25)	48,612.658	8.14	395,707
Qualified XII (1.30)	1,775.471	8.13	14,435
Qualified XII (1.35)	2,021.884	8.11	16,397

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Real Estate Portfolio - Service Class
(continued)
Qualified XII (1.40)	1,689.686	$ 8.10	$ 13,686
Qualified XII (1.45)	27.640	8.08	223
Qualified XII (1.50)	6.112	8.07	49
Qualified XV	4,786.897	8.23	39,396
Qualified XVI	7,917.745	8.07	63,896
Qualified XXI	21,836.961	8.28	180,810
Qualified XXVI	2,298.695	8.25	18,964
Qualified XXXIV	88.736	7.20	639
Qualified XXXVIII	1,374.206	7.27	9,990
Qualified XLIII	926.700	7.19	6,663
Qualified LIV	6,587.912	8.32	54,811
Qualified LVI	24,498.303	8.46	207,256
	3,219,862.926		$ 26,610,155
ING Evergreen Health Sciences Portfolio - Service
Class
Contracts in accumulation period:
ING Custom Choice 62	523.748	$ 11.29	$ 5,913
ING Custom Choice 65	623.690	11.79	7,353
ING MAP PLUS NP6	5,848.627	11.77	68,838
ING MAP PLUS NP11	1,112.171	11.63	12,935
ING MAP PLUS NP13	14,647.213	11.58	169,615
ING MAP PLUS NP14	4,966.568	11.55	57,364
ING MAP PLUS NP17	3,435.213	11.47	39,402
ING MAP PLUS NP18	53.833	11.45	616
ING MAP PLUS NP20	715.868	11.39	8,154
ING MAP PLUS NP21	229.923	11.37	2,614
ING MAP PLUS NP22	443.363	11.34	5,028
ING MAP PLUS NP23	464.751	11.31	5,256
ING MAP PLUS NP24	3,263.498	11.29	36,845
ING MAP PLUS NP25	2,500.103	11.26	28,151
ING MAP PLUS NP26	105.048	11.23	1,180
ING MAP PLUS NP28	194.314	11.18	2,172
ING MAP PLUS NP29	356.385	11.15	3,974
Qualified VI	223,097.942	11.29	2,518,776
Qualified XII (0.00)	1,862.112	11.97	22,289
Qualified XII (0.25)	60.970	11.83	721
Qualified XII (0.30)	133,867.995	11.80	1,579,642
Qualified XII (0.40)	24,728.239	11.74	290,310
Qualified XII (0.50)	32,693.502	11.69	382,187
Qualified XII (0.55)	5,622.148	11.66	65,554
Qualified XII (0.60)	2,592.697	11.63	30,153
Qualified XII (0.65)	8,257.755	11.61	95,873
Qualified XII (0.70)	9,252.551	11.58	107,145
Qualified XII (0.75)	37,738.031	11.55	435,874
Qualified XII (0.80)	22,435.733	11.53	258,684
Qualified XII (0.85)	36,112.390	11.50	415,292
Qualified XII (0.90)	3,207.344	11.47	36,788
Qualified XII (0.95)	41,978.543	11.44	480,235
Qualified XII (1.00)	143,976.924	11.42	1,644,216

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Evergreen Health Sciences Portfolio - Service
Class (continued)
Qualified XII (1.05)	5,786.216	$ 11.39	$ 65,905
Qualified XII (1.10)	10,282.549	11.36	116,810
Qualified XII (1.15)	5,205.965	11.34	59,036
Qualified XII (1.20)	2,247.686	11.31	25,421
Qualified XII (1.25)	16,362.079	11.29	184,728
Qualified XII (1.30)	110.390	11.26	1,243
Qualified XII (1.35)	344.974	11.23	3,874
Qualified XII (1.40)	1,142.653	11.21	12,809
Qualified XII (1.45)	44.318	11.18	495
Qualified XII (1.50)	511.551	11.15	5,704
Qualified XV	2,123.601	11.44	24,294
Qualified XVI	5,272.697	11.15	58,791
Qualified XXI	12,866.508	11.53	148,351
Qualified XXVI	27.078	11.47	311
Qualified XXXIV	943.335	8.44	7,962
Qualified XXXVIII	2,366.612	8.52	20,164
Qualified XLIII	27.968	8.43	236
Qualified LIV	1,748.452	11.66	20,387
Qualified LVI	12,043.264	11.86	142,833
	846,427.088		$ 9,718,503
ING Evergreen Omega Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.00)	482.524	$ 13.39	$ 6,461
Qualified XII (0.50)	28,245.444	13.16	371,710
	28,727.968		$ 378,171
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
Contracts in accumulation period:
ING Custom Choice 62	2,409.133	$ 12.20	$ 29,391
ING Custom Choice 65	417.765	12.75	5,327
ING MAP PLUS NP1	50,130.718	12.89	646,185
ING MAP PLUS NP5	2,795.056	12.77	35,693
ING MAP PLUS NP6	31,934.538	12.74	406,846
ING MAP PLUS NP8	24,060.822	12.68	305,091
ING MAP PLUS NP9	26,925.576	12.65	340,609
ING MAP PLUS NP10	11,360.226	12.62	143,366
ING MAP PLUS NP11	10,659.244	12.59	134,200
ING MAP PLUS NP12	17,244.377	12.56	216,589
ING MAP PLUS NP13	5,874.789	12.53	73,611
ING MAP PLUS NP14	33,123.490	12.50	414,044
ING MAP PLUS NP15	45,076.816	12.47	562,108
ING MAP PLUS NP16	99.744	12.45	1,242
ING MAP PLUS NP17	9,242.667	12.42	114,794
ING MAP PLUS NP18	4,251.642	12.39	52,678
ING MAP PLUS NP19	3,054.058	12.36	37,748
ING MAP PLUS NP20	290.608	12.33	3,583
ING MAP PLUS NP21	5,635.881	12.30	69,321
ING MAP PLUS NP22	10,457.996	12.27	128,320
ING MAP PLUS NP23	843.240	12.24	10,321

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Service
Class (continued)
ING MAP PLUS NP24	808.540	12.21	9,872
ING MAP PLUS NP25	3,613.469	12.19	44,048
ING MAP PLUS NP26	1,679.838	12.16	20,427
ING MAP PLUS NP27	344.228	12.13	4,175
ING MAP PLUS NP28	3,398.793	12.10	41,125
ING MAP PLUS NP29	2,030.427	12.07	24,507
ING MAP PLUS NP30	789.287	12.04	9,503
Qualified VI	732,665.664	12.20	8,938,521
Qualified VIII	731.086	12.20	8,919
Qualified XII (0.00)	2,260.016	12.94	29,245
Qualified XII (0.10)	31.620	12.88	407
Qualified XII (0.25)	151.949	12.79	1,943
Qualified XII (0.30)	16,014.969	12.76	204,351
Qualified XII (0.40)	14,866.461	12.70	188,804
Qualified XII (0.50)	619,869.994	12.64	7,835,157
Qualified XII (0.55)	17,784.222	12.61	224,259
Qualified XII (0.60)	4,816.718	12.58	60,594
Qualified XII (0.65)	48,241.363	12.55	605,429
Qualified XII (0.70)	27,094.486	12.52	339,223
Qualified XII (0.75)	137,504.069	12.49	1,717,426
Qualified XII (0.80)	24,277.163	12.46	302,493
Qualified XII (0.85)	99,300.949	12.44	1,235,304
Qualified XII (0.90)	4,458.989	12.41	55,336
Qualified XII (0.95)	90,157.056	12.38	1,116,144
Qualified XII (1.00)	811,140.105	12.35	10,017,580
Qualified XII (1.05)	4,780.755	12.32	58,899
Qualified XII (1.10)	18,853.338	12.29	231,708
Qualified XII (1.15)	21,205.822	12.26	259,983
Qualified XII (1.20)	3,643.500	12.23	44,560
Qualified XII (1.25)	43,589.822	12.20	531,796
Qualified XII (1.30)	202.209	12.18	2,463
Qualified XII (1.35)	1,932.038	12.15	23,474
Qualified XII (1.40)	608.097	12.12	7,370
Qualified XII (1.45)	18.899	12.09	228
Qualified XII (1.50)	634.166	12.06	7,648
Qualified XV	757.536	12.38	9,378
Qualified XVI	12,567.920	12.06	151,569
Qualified XXI	226,741.819	12.46	2,825,203
Qualified XXVI	355.156	12.41	4,407
Qualified XXXIV	571.073	8.19	4,677
Qualified XXXVIII	252.427	8.26	2,085
Qualified XLIII	18.790	8.18	154
Qualified LIV	49,152.262	12.61	619,810
Qualified LVI	4,685.438	12.82	60,067
	3,350,490.914		$ 41,611,338
ING Global Resources Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XII (0.20)	2,426.531	$ 11.31	$ 27,444

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	15,161.090	$ 10.65	$ 161,466
ING Custom Choice 65	13,768.048	10.94	150,622
ING MAP PLUS NP6	5,754.808	12.38	71,245
Qualified V	41.531	10.60	440
Qualified VI	2,784,019.623	10.65	29,649,809
Qualified VIII	737.518	10.65	7,855
Qualified XII (0.00)	2,231.317	11.08	24,723
Qualified XII (0.05)	73,220.829	11.08	811,287
Qualified XII (0.10)	62.020	11.04	685
Qualified XII (0.25)	11,222.133	10.99	123,331
Qualified XII (0.30)	90,162.479	10.97	989,082
Qualified XII (0.35)	1,236.224	10.96	13,549
Qualified XII (0.40)	238,320.263	10.94	2,607,224
Qualified XII (0.45)	209.760	10.92	2,291
Qualified XII (0.50)	94,741.506	10.90	1,032,682
Qualified XII (0.55)	67,304.375	10.89	732,945
Qualified XII (0.60)	35,738.855	10.87	388,481
Qualified XII (0.65)	245,705.318	10.85	2,665,903
Qualified XII (0.70)	110,614.852	10.84	1,199,065
Qualified XII (0.75)	262,130.057	10.82	2,836,247
Qualified XII (0.80)	465,678.749	10.80	5,029,330
Qualified XII (0.85)	330,672.836	10.79	3,567,960
Qualified XII (0.90)	36,081.357	10.77	388,596
Qualified XII (0.95)	459,391.106	10.75	4,938,454
Qualified XII (1.00)	1,212,148.599	10.73	13,006,354
Qualified XII (1.05)	37,878.271	10.72	406,055
Qualified XII (1.10)	79,613.637	10.70	851,866
Qualified XII (1.15)	118,022.090	10.68	1,260,476
Qualified XII (1.20)	19,307.819	10.67	206,014
Qualified XII (1.25)	115,701.148	10.65	1,232,217
Qualified XII (1.30)	4.985	10.63	53
Qualified XII (1.35)	1,251.051	10.62	13,286
Qualified XII (1.40)	7,495.828	10.60	79,456
Qualified XII (1.45)	402.629	10.58	4,260
Qualified XII (1.50)	1,588.009	10.57	16,785
Qualified XIII	1,274.432	10.75	13,700
Qualified XV	29,621.586	10.75	318,432
Qualified XVI	58,025.742	10.57	613,332
Qualified XVII	3,363.380	10.66	35,854
Qualified XXI	53,647.419	10.80	579,392
Qualified XXVI	32,002.310	10.82	346,265
Qualified XXVII	1,751,786.344	10.80	18,919,293
Qualified XXVIII	925,039.451	10.80	9,990,426
Qualified XXXIV	5,866.910	8.19	48,050
Qualified XXXVI	14,244.745	10.89	155,125
Qualified XXXVIII	27,262.305	8.27	225,459
Qualified XLIII	10,227.486	8.19	83,763
Qualified LIV	41,649.479	10.83	451,064
Qualified LVI	137,727.924	11.02	1,517,762
	10,029,360.233		$ 107,768,011

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP9	2,133.609	$ 7.27	$ 15,511
ING MAP PLUS NP11	39.510	7.26	287
ING MAP PLUS NP15	9,202.930	7.24	66,629
ING MAP PLUS NP17	756.394	7.23	5,469
ING MAP PLUS NP26	14.612	7.17	105
ING MAP PLUS NP28	3,057.425	7.16	21,891
ING MAP PLUS NP30	34.969	7.15	250
Qualified VI	218,794.194	7.18	1,570,942
Qualified XII (0.00)	378.948	8.00	3,032
Qualified XII (0.30)	405.161	7.93	3,213
Qualified XII (0.40)	18,255.967	7.91	144,405
Qualified XII (0.50)	1,079,823.374	7.88	8,509,008
Qualified XII (0.55)	3,851.066	7.87	30,308
Qualified XII (0.60)	548.335	7.86	4,310
Qualified XII (0.65)	736.601	7.85	5,782
Qualified XII (0.70)	992.628	7.84	7,782
Qualified XII (0.75)	29,195.737	7.83	228,603
Qualified XII (0.80)	42,494.290	7.82	332,305
Qualified XII (0.85)	124,255.470	7.81	970,435
Qualified XII (0.90)	4,202.469	7.80	32,779
Qualified XII (0.95)	22,039.901	7.78	171,470
Qualified XII (1.00)	82,836.798	7.77	643,642
Qualified XII (1.05)	3,346.371	7.76	25,968
Qualified XII (1.10)	2,610.403	7.75	20,231
Qualified XII (1.15)	4,550.513	7.74	35,221
Qualified XII (1.20)	3,476.933	7.73	26,877
Qualified XII (1.25)	3,406.415	7.72	26,298
Qualified XII (1.40)	133.291	7.69	1,025
Qualified XII (1.50)	598.869	7.66	4,587
Qualified XIII	478.119	7.22	3,452
Qualified XV	15,219.748	7.22	109,887
Qualified XVI	1,943.867	7.15	13,899
Qualified XXI	1,279.345	7.24	9,262
Qualified XLIII	403.395	7.26	2,929
Qualified LIV	3,793.819	7.24	27,467
Qualified LVI	6,195.603	7.30	45,228
	1,691,487.079		$ 13,120,489
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	25,309.161	$ 16.62	$ 420,638

ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
Contracts in accumulation period:
Qualified XXVII	1,034,573.407	$ 17.38	$ 17,980,886
Qualified XXVIII	1,088,011.663	17.39	18,920,523
	2,122,585.070		$ 36,901,409

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	919.646	$ 20.05	$ 18,439
ING Custom Choice 65	1,486.588	20.94	31,129
ING MAP PLUS NP1	51,498.809	13.32	685,964
ING MAP PLUS NP10	2,812.267	13.10	36,841
ING MAP PLUS NP11	13,834.688	13.08	180,958
ING MAP PLUS NP12	5,744.964	13.05	74,972
ING MAP PLUS NP13	1,667.122	13.03	21,723
ING MAP PLUS NP14	1,717.755	13.00	22,331
ING MAP PLUS NP15	11,382.871	12.98	147,750
ING MAP PLUS NP17	385.449	12.93	4,984
ING MAP PLUS NP23	4,462.333	12.79	57,073
ING MAP PLUS NP24	2,098.589	12.77	26,799
ING MAP PLUS NP25	5,303.579	12.74	67,568
ING MAP PLUS NP26	2,897.089	12.72	36,851
ING MAP PLUS NP28	2,311.226	12.67	29,283
ING MAP PLUS NP29	702.008	12.65	8,880
ING MAP PLUS NP30	229.018	12.63	2,892
Qualified VI	654,303.435	20.05	13,118,784
Qualified XII (0.00)	7,915.305	21.25	168,200
Qualified XII (0.10)	42.084	21.15	890
Qualified XII (0.25)	162.662	21.01	3,418
Qualified XII (0.30)	8,089.059	20.96	169,547
Qualified XII (0.40)	21,303.939	20.86	444,400
Qualified XII (0.50)	26,524.892	20.76	550,657
Qualified XII (0.55)	9,733.559	20.71	201,582
Qualified XII (0.60)	6,878.403	20.67	142,177
Qualified XII (0.65)	78,429.122	20.62	1,617,208
Qualified XII (0.70)	13,226.234	20.57	272,064
Qualified XII (0.75)	7,843.774	20.52	160,954
Qualified XII (0.80)	36,507.309	20.47	747,305
Qualified XII (0.85)	65,792.673	20.42	1,343,486
Qualified XII (0.90)	13,324.623	20.38	271,556
Qualified XII (0.95)	83,698.924	20.33	1,701,599
Qualified XII (1.00)	219,824.573	20.28	4,458,042
Qualified XII (1.05)	9,500.101	20.23	192,187
Qualified XII (1.10)	20,251.914	20.19	408,886
Qualified XII (1.15)	19,215.171	20.14	386,994
Qualified XII (1.20)	2,594.397	20.09	52,121
Qualified XII (1.25)	27,744.829	20.05	556,284
Qualified XII (1.30)	82.343	20.00	1,647
Qualified XII (1.35)	5.922	19.95	118
Qualified XII (1.40)	1,614.167	19.91	32,138
Qualified XII (1.45)	485.112	19.86	9,634
Qualified XII (1.50)	448.538	19.81	8,886
Qualified XIII	2,992.493	20.33	60,837
Qualified XV	4,352.957	20.33	88,496
Qualified XVI	12,656.053	19.81	250,716

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class (continued)
Qualified XVII	829.771	$ 20.05	$ 16,637
Qualified XXVI	3,975.153	20.38	81,014
Qualified XXXIV	4,758.713	8.34	39,688
Qualified XXXVIII	14,025.757	8.42	118,097
Qualified XLIII	2,539.803	8.33	21,157
Qualified LIV	13,330.607	20.71	276,077
Qualified LVI	36,056.292	21.06	759,346
	1,540,514.664		$ 30,187,266
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
Contracts in accumulation period:
Qualified VI	86,998.378	$ 10.99	$ 956,112
Qualified XII (0.00)	480.807	11.65	5,601
Qualified XII (0.30)	817.616	11.49	9,394
Qualified XII (0.35)	2,374.929	11.46	27,217
Qualified XII (0.40)	1,623.398	11.43	18,555
Qualified XII (0.50)	82,443.529	11.38	938,207
Qualified XII (0.55)	686.263	11.35	7,789
Qualified XII (0.60)	2,522.059	11.33	28,575
Qualified XII (0.65)	14,167.492	11.30	160,093
Qualified XII (0.70)	1,200.529	11.27	13,530
Qualified XII (0.75)	1,061.699	11.25	11,944
Qualified XII (0.80)	9,373.018	11.22	105,165
Qualified XII (0.85)	12,595.123	11.20	141,065
Qualified XII (0.90)	597.407	11.17	6,673
Qualified XII (0.95)	44,772.992	11.14	498,771
Qualified XII (1.00)	34,155.897	11.12	379,814
Qualified XII (1.05)	1,235.374	11.09	13,700
Qualified XII (1.10)	3,671.966	11.07	40,649
Qualified XII (1.15)	2,739.120	11.04	30,240
Qualified XII (1.20)	1,395.916	11.01	15,369
Qualified XII (1.25)	6,435.728	10.99	70,729
Qualified XII (1.40)	1,694.775	10.91	18,490
Qualified XII (1.45)	16.124	10.89	176
Qualified XII (1.50)	26.884	10.86	292
Qualified XVI	3,561.533	10.86	38,678
Qualified XXXIV	41.504	8.29	344
Qualified XXXVIII	1,668.909	8.37	13,969
Qualified LIV	2,626.024	11.35	29,805
Qualified LVI	3,166.555	11.54	36,542
	324,151.548		$ 3,617,488

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Lord Abbett Affiliated Portfolio - Institutional
Class
Currently payable annuity contracts:	126,763.583	$8.00 to $8.30	$ 1,050,729
Contracts in accumulation period:
ING Custom Choice 62	2,069.812	8.21	16,993
ING Custom Choice 65	8,709.021	8.48	73,852
ING MAP PLUS NP8	873.388	8.45	7,380
ING MAP PLUS NP9	17,084.405	8.43	144,022
ING MAP PLUS NP11	7,934.861	8.40	66,653
ING MAP PLUS NP12	204.893	8.39	1,719
ING MAP PLUS NP15	22,655.861	8.34	188,950
ING MAP PLUS NP17	7,607.911	8.31	63,222
ING MAP PLUS NP18	68,283.765	8.29	566,072
ING MAP PLUS NP20	5,914.798	8.26	48,856
ING MAP PLUS NP21	6,972.355	8.25	57,522
ING MAP PLUS NP25	709.591	8.19	5,812
ING MAP PLUS NP28	127.828	8.14	1,041
ING MAP PLUS NP30	4,220.957	8.11	34,232
ING MAP PLUS NP35	4,646.986	8.04	37,362
Qualified V	2,108.509	8.16	17,205
Qualified VI	2,576,587.842	8.21	21,153,786
Qualified VIII	1,899.267	8.21	15,593
Qualified X (1.15)	108,269.987	8.24	892,145
Qualified X (1.25)	404,179.591	8.21	3,318,314
Qualified XII (0.00)	11,196.983	8.60	96,294
Qualified XII (0.20)	54.680	8.54	467
Qualified XII (0.25)	11,003.536	8.52	93,750
Qualified XII (0.30)	661,332.744	8.50	5,621,328
Qualified XII (0.40)	64,037.908	8.47	542,401
Qualified XII (0.50)	184,400.828	8.44	1,556,343
Qualified XII (0.55)	110,172.416	8.43	928,753
Qualified XII (0.60)	167,012.328	8.41	1,404,574
Qualified XII (0.65)	882,660.085	8.40	7,414,345
Qualified XII (0.70)	131,609.400	8.38	1,102,887
Qualified XII (0.75)	391,456.487	8.36	3,272,576
Qualified XII (0.80)	133,909.769	8.35	1,118,147
Qualified XII (0.85)	418,088.381	8.33	3,482,676
Qualified XII (0.90)	25,766.208	8.32	214,375
Qualified XII (0.95)	565,944.367	8.30	4,697,338
Qualified XII (1.00)	1,655,045.421	8.29	13,720,327
Qualified XII (1.05)	72,755.502	8.27	601,688
Qualified XII (1.10)	66,331.205	8.26	547,896
Qualified XII (1.15)	48,480.778	8.24	399,482
Qualified XII (1.20)	39,544.684	8.23	325,453
Qualified XII (1.25)	194,530.685	8.21	1,597,097
Qualified XII (1.30)	1,496.779	8.20	12,274
Qualified XII (1.35)	6,036.978	8.18	49,382
Qualified XII (1.40)	14,577.300	8.17	119,097
Qualified XII (1.45)	8,887.674	8.15	72,435
Qualified XII (1.50)	9,927.756	8.14	80,812

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Lord Abbett Affiliated Portfolio - Institutional
Class (continued)
Qualified XIII	775.964	$ 8.30	$ 6,441
Qualified XV	30,271.257	8.30	251,251
Qualified XVI	92,494.178	8.14	752,903
Qualified XVII	541.848	8.21	4,449
Qualified XVIII	7,656.572	8.29	63,473
Qualified XXVI	2,651.927	8.32	22,064
Qualified XXXII	2,208.404	8.21	18,131
Qualified XXXIV	11,645.601	7.30	85,013
Qualified XXXVIII	19,921.923	7.37	146,825
Qualified XLIII	4,259.074	7.29	31,049
Qualified LIV	94,423.951	8.39	792,217
Qualified LVI	74,341.844	8.53	634,136
	9,595,278.636		$ 79,641,609
ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP9	3,457.167	$ 8.38	$ 28,971
ING MAP PLUS NP10	51,441.955	8.36	430,055
ING MAP PLUS NP12	22,115.495	8.33	184,222
ING MAP PLUS NP15	2,373.200	8.29	19,674
ING MAP PLUS NP16	371.717	8.27	3,074
ING MAP PLUS NP26	189.308	8.12	1,537
ING MAP PLUS NP30	112.213	8.06	904
	80,061.055		$ 668,437
ING Marsico Growth Portfolio - Institutional Class
Contracts in accumulation period:
ING Custom Choice 62	112.905	$ 8.38	$ 946
ING Custom Choice 65	1,337.441	8.51	11,382
Qualified VI	181,682.529	8.38	1,522,500
Qualified VIII	1,026.655	8.38	8,603
Qualified X (1.15)	7,135.015	8.40	59,934
Qualified X (1.25)	34,311.826	8.38	287,533
Qualified XII (0.00)	120.205	8.57	1,030
Qualified XII (0.30)	4,525.032	8.52	38,553
Qualified XII (0.40)	9,938.854	8.51	84,580
Qualified XII (0.50)	85,583.999	8.49	726,608
Qualified XII (0.55)	6,623.265	8.48	56,165
Qualified XII (0.60)	1,931.742	8.48	16,381
Qualified XII (0.65)	39,827.646	8.47	337,340
Qualified XII (0.70)	4,063.599	8.46	34,378
Qualified XII (0.75)	15,883.408	8.45	134,215
Qualified XII (0.80)	17,596.123	8.45	148,687
Qualified XII (0.85)	18,982.235	8.44	160,210
Qualified XII (0.90)	1,607.960	8.43	13,555
Qualified XII (0.95)	56,908.679	8.42	479,171
Qualified XII (1.00)	100,149.243	8.42	843,257
Qualified XII (1.05)	1,779.321	8.41	14,964
Qualified XII (1.10)	3,946.540	8.40	33,151
Qualified XII (1.15)	9,317.306	8.40	78,265

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Institutional Class
(continued)
Qualified XII (1.20)	2,598.541	$ 8.39	$ 21,802
Qualified XII (1.25)	20,420.220	8.38	171,121
Qualified XII (1.30)	24.790	8.37	207
Qualified XII (1.35)	1.983	8.37	17
Qualified XII (1.40)	245.348	8.36	2,051
Qualified XII (1.45)	782.655	8.35	6,535
Qualified XV	4,430.882	8.42	37,308
Qualified XVI	2,560.247	8.34	21,352
Qualified XVIII	2,797.606	8.38	23,444
Qualified XXVI	721.084	8.43	6,079
Qualified XXVII	228,423.907	8.25	1,884,497
Qualified XXXII	333.414	8.38	2,794
Qualified XXXVIII	3,406.520	8.57	29,194
Qualified XLIII	26.994	8.48	229
Qualified LIV	1,152.336	8.45	9,737
Qualified LVI	8,907.999	8.53	75,985
	881,226.054		$ 7,383,760
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP9	19,565.971	$ 10.35	$ 202,508
ING MAP PLUS NP10	613.102	10.32	6,327
ING MAP PLUS NP11	802.199	10.30	8,263
ING MAP PLUS NP12	3,316.966	10.27	34,065
ING MAP PLUS NP17	745.888	10.16	7,578
ING MAP PLUS NP20	2,399.169	10.08	24,184
ING MAP PLUS NP22	370.244	10.04	3,717
ING MAP PLUS NP29	3,022.722	9.87	29,834
Qualified XII (0.60)	517.751	10.30	5,333
Qualified XII (0.75)	64.289	10.23	658
Qualified XII (1.25)	19.789	9.99	198
Qualified XXXV	1,712.612	8.47	14,506
	33,150.702		$ 337,171
ING Marsico International Opportunities Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	22,566.854	$ 7.76	$ 175,119

ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	371.498	$ 12.28	$ 4,562
ING Custom Choice 65	75.400	12.83	967
ING MAP PLUS NP9	369.056	12.72	4,694
ING MAP PLUS NP11	4,230.767	12.66	53,562
ING MAP PLUS NP12	767.484	12.63	9,693
ING MAP PLUS NP15	3,989.091	12.54	50,023
ING MAP PLUS NP17	3,210.520	12.49	40,099
ING MAP PLUS NP18	462.681	12.46	5,765

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico International Opportunities Portfolio -
Service Class (continued)
ING MAP PLUS NP22	17.599	$ 12.34	$ 217
ING MAP PLUS NP29	323.979	12.14	3,933
Qualified VI	230,569.312	12.28	2,831,391
Qualified XII (0.00)	1,592.053	13.02	20,729
Qualified XII (0.10)	14.419	12.96	187
Qualified XII (0.30)	2,166.763	12.84	27,821
Qualified XII (0.40)	10,762.490	12.78	137,545
Qualified XII (0.50)	55,916.323	12.72	711,256
Qualified XII (0.55)	466.702	12.69	5,922
Qualified XII (0.60)	3,499.633	12.66	44,305
Qualified XII (0.65)	19,594.173	12.63	247,474
Qualified XII (0.70)	5,628.466	12.60	70,919
Qualified XII (0.75)	22,212.014	12.57	279,205
Qualified XII (0.80)	47,415.224	12.54	594,587
Qualified XII (0.85)	45,893.725	12.52	574,589
Qualified XII (0.90)	5,311.741	12.49	66,344
Qualified XII (0.95)	37,990.049	12.46	473,356
Qualified XII (1.00)	122,393.163	12.43	1,521,347
Qualified XII (1.05)	1,069.852	12.40	13,266
Qualified XII (1.10)	13,857.601	12.37	171,419
Qualified XII (1.15)	8,715.700	12.34	107,552
Qualified XII (1.20)	2,149.571	12.31	26,461
Qualified XII (1.25)	8,557.336	12.28	105,084
Qualified XII (1.30)	21.072	12.25	258
Qualified XII (1.40)	872.521	12.20	10,645
Qualified XII (1.45)	13.173	12.17	160
Qualified XV	1,380.392	12.46	17,200
Qualified XVI	5,347.040	12.14	64,913
Qualified XXI	7,498.533	12.54	94,032
Qualified XXVI	252.861	12.49	3,158
Qualified XXXIV	1,208.083	6.74	8,142
Qualified XXXVIII	544.604	6.81	3,709
Qualified XLIII	372.567	6.74	2,511
Qualified LIV	5,934.770	12.69	75,312
Qualified LVI	7,100.427	12.90	91,596
	690,140.428		$ 8,575,910
ING MFS Total Return Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	85,098.757	$ 10.53	$ 896,090

ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XXVII	3,132,262.582	$ 10.03	$ 31,416,594
Qualified XXVIII	2,683,002.111	10.04	26,937,341
	5,815,264.693		$ 58,353,935

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	3,350.524	$ 11.49	$ 38,498
ING MAP PLUS NP1	186.238	11.91	2,218
ING MAP PLUS NP9	47,414.960	11.63	551,436
ING MAP PLUS NP10	461.770	11.60	5,357
ING MAP PLUS NP11	20.326	11.56	235
ING MAP PLUS NP12	38,652.324	11.53	445,661
ING MAP PLUS NP13	2,820.460	11.49	32,407
ING MAP PLUS NP16	699.912	11.39	7,972
ING MAP PLUS NP17	568.099	11.36	6,454
ING MAP PLUS NP20	98.737	11.26	1,112
ING MAP PLUS NP21	771.156	11.22	8,652
ING MAP PLUS NP22	2,506.746	11.19	28,050
ING MAP PLUS NP23	3,946.004	11.16	44,037
ING MAP PLUS NP24	73.704	11.13	820
ING MAP PLUS NP26	66.890	11.06	740
ING MAP PLUS NP30	2,851.990	10.93	31,172
Qualified VI	774,128.951	13.30	10,295,915
Qualified X (1.15)	16,748.260	11.38	190,595
Qualified X (1.25)	54,688.207	11.32	619,071
Qualified XII (0.00)	1,967.057	14.70	28,916
Qualified XII (0.25)	8,300.563	14.47	120,109
Qualified XII (0.30)	5,311.922	14.42	76,598
Qualified XII (0.40)	23,090.182	14.33	330,882
Qualified XII (0.50)	28,592.807	14.22	406,590
Qualified XII (0.55)	4,596.320	14.19	65,222
Qualified XII (0.60)	4,704.745	14.14	66,525
Qualified XII (0.65)	7,185.262	14.10	101,312
Qualified XII (0.70)	13,609.683	14.05	191,216
Qualified XII (0.75)	48,691.069	14.00	681,675
Qualified XII (0.80)	42,887.438	13.94	597,851
Qualified XII (0.85)	79,126.932	13.87	1,097,491
Qualified XII (0.90)	9,011.540	13.84	124,720
Qualified XII (0.95)	167,344.194	13.78	2,306,003
Qualified XII (1.00)	258,077.017	13.74	3,545,978
Qualified XII (1.05)	15,824.716	13.69	216,640
Qualified XII (1.10)	60,273.575	13.65	822,734
Qualified XII (1.15)	25,439.957	13.60	345,983
Qualified XII (1.20)	22,412.442	13.56	303,913
Qualified XII (1.25)	95,288.669	13.52	1,288,303
Qualified XII (1.30)	393.831	13.47	5,305
Qualified XII (1.35)	807.898	13.43	10,850
Qualified XII (1.40)	4,466.869	13.39	59,811
Qualified XII (1.45)	2,492.489	13.34	33,250
Qualified XII (1.50)	1,476.960	13.30	19,644
Qualified XV	537.375	13.02	6,997
Qualified XVI	19,214.852	13.08	251,330
Qualified XVII	4,399.444	12.76	56,137
Qualified XVIII	773.303	11.47	8,870
Qualified XXVI	409.538	13.06	5,349
Qualified XXXII	595.703	11.32	6,743

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Service Class
(continued)
Qualified XXXIV	487.301	$ 8.91	$ 4,342
Qualified XXXVIII	7,561.117	8.99	67,974
Qualified XLIII	2,250.426	8.90	20,029
Qualified LIV	2,327.261	10.88	25,321
Qualified LVI	6,472.920	11.06	71,590
	1,926,458.635		$ 25,682,605
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	1,301.188	$ 14.96	$ 19,466
ING Custom Choice 65	5,276.527	15.62	82,419
Qualified V	287.804	14.85	4,274
Qualified VI	800,354.025	14.96	11,973,296
Qualified XII (0.00)	3,088.655	15.86	48,986
Qualified XII (0.10)	17.889	15.78	282
Qualified XII (0.25)	1,201.169	15.67	18,822
Qualified XII (0.30)	13,312.324	15.64	208,205
Qualified XII (0.40)	26,348.334	15.56	409,980
Qualified XII (0.50)	267,963.156	15.49	4,150,749
Qualified XII (0.55)	3,395.708	15.46	52,498
Qualified XII (0.60)	12,120.159	15.42	186,893
Qualified XII (0.65)	43,759.739	15.38	673,025
Qualified XII (0.70)	15,936.382	15.35	244,623
Qualified XII (0.75)	73,485.410	15.31	1,125,062
Qualified XII (0.80)	59,536.397	15.28	909,716
Qualified XII (0.85)	84,283.171	15.24	1,284,476
Qualified XII (0.90)	13,327.326	15.21	202,709
Qualified XII (0.95)	124,272.246	15.17	1,885,210
Qualified XII (1.00)	503,236.887	15.13	7,613,974
Qualified XII (1.05)	9,461.594	15.10	142,870
Qualified XII (1.10)	15,459.574	15.06	232,821
Qualified XII (1.15)	27,682.945	15.03	416,075
Qualified XII (1.20)	4,474.153	14.99	67,068
Qualified XII (1.25)	44,363.177	14.96	663,673
Qualified XII (1.30)	1,715.819	14.92	25,600
Qualified XII (1.35)	110.243	14.89	1,642
Qualified XII (1.40)	4,068.661	14.85	60,420
Qualified XII (1.45)	440.953	14.82	6,535
Qualified XII (1.50)	1,294.336	14.78	19,130
Qualified XIII	947.086	15.17	14,367
Qualified XV	4,267.525	15.17	64,738
Qualified XVI	18,779.984	14.78	277,568
Qualified XVII	1,370.839	14.96	20,508
Qualified XXI	21,154.766	15.28	323,245
Qualified XXVI	1,373.018	15.21	20,884
Qualified XXXIV	1,650.901	8.30	13,702
Qualified XXXVIII	6,052.644	8.38	50,721
Qualified XLIII	5,395.078	8.29	44,725
Qualified LIV	6,209.771	15.46	96,003
Qualified LVI	29,244.220	15.71	459,427
	2,258,021.783		$ 34,116,387

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO High Yield Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XXVII	178,993.884	$ 12.31	$ 2,203,415
Qualified XXVIII	99,256.259	12.32	1,222,837
	278,250.143		$ 3,426,252
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	825.735	$ 12.93	$ 10,677
ING Custom Choice 65	711.291	13.51	9,610
ING MAP PLUS NP3	92.917	12.60	1,171
ING MAP PLUS NP6	5,239.105	12.53	65,646
ING MAP PLUS NP8	616.669	12.49	7,702
ING MAP PLUS NP9	2,336.962	12.47	29,142
ING MAP PLUS NP11	3,034.903	12.42	37,693
ING MAP PLUS NP12	10,750.031	12.40	133,300
ING MAP PLUS NP13	1,019.081	12.37	12,606
ING MAP PLUS NP14	4,345.504	12.35	53,667
ING MAP PLUS NP15	9,052.453	12.33	111,617
ING MAP PLUS NP17	1,265.717	12.28	15,543
ING MAP PLUS NP22	3,003.964	12.17	36,558
ING MAP PLUS NP26	175.045	12.08	2,115
Qualified VI	353,816.395	12.93	4,574,846
Qualified XII (0.00)	1,103.363	13.71	15,127
Qualified XII (0.30)	6,375.881	13.52	86,202
Qualified XII (0.35)	1,648.319	13.49	22,236
Qualified XII (0.40)	21,215.887	13.46	285,566
Qualified XII (0.50)	113,811.163	13.39	1,523,931
Qualified XII (0.55)	1,046.534	13.36	13,982
Qualified XII (0.60)	15,910.969	13.33	212,093
Qualified XII (0.65)	40,135.998	13.30	533,809
Qualified XII (0.70)	22,140.425	13.27	293,803
Qualified XII (0.75)	5,698.592	13.24	75,449
Qualified XII (0.80)	22,295.329	13.21	294,521
Qualified XII (0.85)	54,266.325	13.18	715,230
Qualified XII (0.90)	3,246.725	13.15	42,694
Qualified XII (0.95)	39,078.415	13.11	512,318
Qualified XII (1.00)	113,042.070	13.08	1,478,590
Qualified XII (1.05)	6,522.569	13.05	85,120
Qualified XII (1.10)	11,047.312	13.02	143,836
Qualified XII (1.15)	4,558.578	12.99	59,216
Qualified XII (1.20)	4,161.865	12.96	53,938
Qualified XII (1.25)	18,087.514	12.93	233,872
Qualified XII (1.30)	49.135	12.90	634
Qualified XII (1.35)	1.605	12.87	21
Qualified XII (1.40)	2,233.481	12.84	28,678
Qualified XII (1.45)	894.122	12.81	11,454
Qualified XII (1.50)	610.532	12.78	7,803
Qualified XIII	1,042.713	13.11	13,670
Qualified XV	3,785.556	13.11	49,629

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO High Yield Portfolio - Service Class
(continued)
Qualified XVI	8,266.185	$ 12.78	$ 105,642
Qualified XVII	340.861	12.93	4,407
Qualified XXI	13,760.163	13.21	181,772
Qualified XXXIV	1,302.864	11.39	14,840
Qualified XXXVIII	3,694.118	11.49	42,445
Qualified XLIII	2,079.782	11.37	23,647
Qualified LIV	8,220.605	13.36	109,827
Qualified LVI	20,962.762	13.59	284,884
	968,924.089		$ 12,662,779
ING Pioneer Equity Income Portfolio - Institutional
Class
Currently payable annuity contracts:	280,369.907	$6.85 to $7.09	$ 1,978,404
Contracts in accumulation period:
ING Custom Choice 62	8,760.280	7.00	61,322
ING Custom Choice 65	524.599	7.23	3,793
ING MAP PLUS NP1	136,653.500	7.28	994,837
ING MAP PLUS NP6	30,518.609	7.21	220,039
ING MAP PLUS NP8	101,852.364	7.18	731,300
ING MAP PLUS NP9	2,542.986	7.17	18,233
ING MAP PLUS NP10	2,042.413	7.16	14,624
ING MAP PLUS NP13	6,976.476	7.12	49,673
ING MAP PLUS NP14	27,512.806	7.11	195,616
ING MAP PLUS NP15	6,123.956	7.09	43,419
ING MAP PLUS NP17	8,900.013	7.07	62,923
ING MAP PLUS NP18	4,156.072	7.05	29,300
ING MAP PLUS NP19	17,765.621	7.04	125,070
ING MAP PLUS NP20	10,178.026	7.03	71,552
ING MAP PLUS NP22	3,375.136	7.00	23,626
ING MAP PLUS NP23	657.110	6.99	4,593
ING MAP PLUS NP24	5,246.615	6.98	36,621
ING MAP PLUS NP25	11,794.944	6.96	82,093
ING MAP PLUS NP26	3,762.178	6.95	26,147
ING MAP PLUS NP28	3,069.850	6.92	21,243
ING MAP PLUS NP30	119.922	6.90	827
ING MAP PLUS NP32	89.332	6.87	614
Qualified VI	3,494,295.619	7.00	24,460,069
Qualified VIII	6,657.391	6.99	46,535
Qualified X (1.15)	102,342.526	7.02	718,445
Qualified X (1.25)	177,039.356	7.00	1,239,275
Qualified XII (0.00)	6,902.037	7.33	50,592
Qualified XII (0.10)	147.767	7.30	1,079
Qualified XII (0.20)	522.425	7.27	3,798
Qualified XII (0.25)	5,910.926	7.26	42,913
Qualified XII (0.30)	582,643.698	7.25	4,224,167
Qualified XII (0.35)	2,375.275	7.23	17,173
Qualified XII (0.40)	261,845.010	7.22	1,890,521
Qualified XII (0.50)	1,345,805.406	7.19	9,676,341
Qualified XII (0.55)	300,262.850	7.18	2,155,887
Qualified XII (0.60)	21,330.927	7.17	152,943

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Equity Income Portfolio - Institutional
Class (continued)
Qualified XII (0.65)	237,201.508	$ 7.15	$ 1,695,991
Qualified XII (0.70)	149,889.190	7.14	1,070,209
Qualified XII (0.75)	594,343.717	7.13	4,237,671
Qualified XII (0.80)	793,104.882	7.11	5,638,976
Qualified XII (0.85)	568,779.918	7.10	4,038,337
Qualified XII (0.90)	126,610.186	7.09	897,666
Qualified XII (0.95)	646,774.806	7.07	4,572,698
Qualified XII (1.00)	3,001,481.306	7.06	21,190,458
Qualified XII (1.05)	52,339.112	7.05	368,991
Qualified XII (1.10)	121,468.946	7.04	855,141
Qualified XII (1.15)	178,785.275	7.02	1,255,073
Qualified XII (1.20)	29,670.275	7.01	207,989
Qualified XII (1.25)	142,095.080	7.00	994,666
Qualified XII (1.30)	4,380.221	6.98	30,574
Qualified XII (1.35)	197.208	6.97	1,375
Qualified XII (1.40)	13,469.885	6.96	93,750
Qualified XII (1.45)	3,989.212	6.95	27,725
Qualified XII (1.50)	3,288.351	6.93	22,788
Qualified XIII	186.999	7.07	1,322
Qualified XV	1,773.625	7.07	12,540
Qualified XVI	61,747.579	6.93	427,911
Qualified XVII	24,553.953	7.00	171,878
Qualified XVIII	14,317.994	7.06	101,085
Qualified XXI	64,104.381	7.11	455,782
Qualified XXVI	1,125.529	7.09	7,980
Qualified XXVII	3,299,759.055	7.06	23,296,299
Qualified XXXII	6,873.487	7.00	48,114
Qualified XXXIII (0.65)	165,402.558	7.15	1,182,628
Qualified XXXIV	4,280.206	7.52	32,187
Qualified XXXVIII	9,580.779	7.59	72,718
Qualified XLIII	5,204.919	7.51	39,089
Qualified LIV	284,567.131	7.15	2,034,655
Qualified LVI	36,390.085	7.27	264,556
	17,628,811.286		$ 124,824,429
ING Pioneer Equity Income Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP20	386.643	$ 7.00	$ 2,707

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Fund Portfolio - Institutional Class
Currently payable annuity contracts:	20,858.380	$8.58 to $10.00	$ 204,008
Contracts in accumulation period:
ING Custom Choice 62	1,203.594	8.92	10,736
ING MAP PLUS NP1	107,021.011	9.28	993,155
ING MAP PLUS NP8	15,494.260	9.16	141,927
ING MAP PLUS NP9	380.904	9.14	3,481
ING MAP PLUS NP10	152.423	9.13	1,392
ING MAP PLUS NP11	4,843.267	9.11	44,122
ING MAP PLUS NP13	16,372.122	9.07	148,495
ING MAP PLUS NP14	13,235.853	9.06	119,917
ING MAP PLUS NP15	10,489.028	9.04	94,821
ING MAP PLUS NP17	34.545	9.01	311
ING MAP PLUS NP18	1,870.929	8.99	16,820
ING MAP PLUS NP21	5,432.314	8.94	48,565
ING MAP PLUS NP22	45.180	8.93	403
ING MAP PLUS NP23	1,027.608	8.91	9,156
ING MAP PLUS NP24	4,077.109	8.89	36,245
ING MAP PLUS NP26	1,726.277	8.86	15,295
ING MAP PLUS NP28	5.179	8.83	46
Qualified VI	295,327.779	8.92	2,634,324
Qualified VIII	438.992	8.92	3,916
Qualified X (1.15)	44,407.154	8.96	397,888
Qualified X (1.25)	45,998.056	8.92	410,303
Qualified XII (0.00)	3,892.433	9.34	36,355
Qualified XII (0.05)	199,538.502	9.34	1,863,690
Qualified XII (0.20)	2,193.222	9.28	20,353
Qualified XII (0.25)	421.958	9.26	3,907
Qualified XII (0.30)	44,616.194	9.24	412,254
Qualified XII (0.40)	10,615.592	9.21	97,770
Qualified XII (0.50)	98,511.749	9.17	903,353
Qualified XII (0.55)	27,164.586	9.16	248,828
Qualified XII (0.60)	3,109.233	9.14	28,418
Qualified XII (0.65)	267,101.751	9.12	2,435,968
Qualified XII (0.70)	10,547.829	9.11	96,091
Qualified XII (0.75)	28,031.967	9.09	254,811
Qualified XII (0.80)	26,064.378	9.07	236,404
Qualified XII (0.85)	63,017.343	9.06	570,937
Qualified XII (0.90)	3,975.902	9.04	35,942
Qualified XII (0.95)	72,682.054	9.02	655,592
Qualified XII (1.00)	85,906.279	9.01	774,016
Qualified XII (1.05)	8,750.825	8.99	78,670
Qualified XII (1.10)	8,370.624	8.97	75,084
Qualified XII (1.15)	33,744.325	8.96	302,349
Qualified XII (1.20)	5,995.181	8.94	53,597
Qualified XII (1.25)	18,748.298	8.92	167,235
Qualified XII (1.30)	57.026	8.91	508
Qualified XII (1.40)	1,021.140	8.88	9,068
Qualified XII (1.45)	353.228	8.86	3,130

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Fund Portfolio - Institutional Class
(continued)
Qualified XV	968.014	$ 9.02	$ 8,731
Qualified XVI	10,259.507	8.84	90,694
Qualified XVII	2,398.682	8.92	21,396
Qualified XVIII	2,274.563	9.01	20,494
Qualified XXI	2,530.052	9.07	22,948
Qualified XXVI	783.437	9.04	7,082
Qualified XXXII	1,925.193	8.92	17,173
Qualified XXXIV	215.869	7.87	1,699
Qualified XXXVIII	4,360.519	7.95	34,666
Qualified LIV	9,500.386	9.12	86,644
Qualified LVI	3,862.151	9.27	35,802
	1,653,951.956		$ 15,046,985
ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP8	16,507.698	$ 9.13	$ 150,715
ING MAP PLUS NP15	3,180.027	9.01	28,652
ING MAP PLUS NP19	105.614	8.94	944
ING MAP PLUS NP21	184.072	8.91	1,640
ING MAP PLUS NP23	512.359	8.88	4,550
ING MAP PLUS NP25	1,117.893	8.84	9,882
ING MAP PLUS NP26	519.428	8.83	4,587
Qualified XII (1.00)	17,034.158	8.93	152,115
	39,161.249		$ 353,085
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
Currently payable annuity contracts:	119,854.294	$ 9.18	$ 1,100,262
Contracts in accumulation period:
ING Custom Choice 62	4,326.009	9.08	39,280
ING Custom Choice 65	2,590.070	9.38	24,295
ING MAP PLUS NP1	15,144.944	9.44	142,968
ING MAP PLUS NP4	17,673.953	9.39	165,958
ING MAP PLUS NP9	9,120.765	9.30	84,823
ING MAP PLUS NP10	21,564.666	9.28	200,120
ING MAP PLUS NP11	14,426.192	9.27	133,731
ING MAP PLUS NP13	9,468.301	9.23	87,392
ING MAP PLUS NP15	3,224.038	9.20	29,661
ING MAP PLUS NP17	689.014	9.17	6,318
ING MAP PLUS NP18	366.490	9.15	3,353
ING MAP PLUS NP20	189.231	9.12	1,726
ING MAP PLUS NP21	14,411.554	9.10	131,145
ING MAP PLUS NP22	120.866	9.08	1,097
ING MAP PLUS NP23	1,783.561	9.07	16,177
ING MAP PLUS NP26	2,076.228	9.02	18,728
ING MAP PLUS NP28	1,482.085	8.98	13,309
ING MAP PLUS NP30	1,726.362	8.95	15,451
ING MAP PLUS NP36	131.386	8.85	1,163
Qualified V	328.269	9.03	2,964
Qualified VI	1,700,068.285	9.08	15,436,620
Qualified X (1.15)	52,281.359	9.11	476,283

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Institutional
Class (continued)
Qualified X (1.25)	117,553.758	$ 9.08	$ 1,067,388
Qualified XII (0.00)	4,729.164	9.51	44,974
Qualified XII (0.05)	64,278.746	9.50	610,648
Qualified XII (0.10)	107.332	9.47	1,016
Qualified XII (0.20)	254.168	9.44	2,399
Qualified XII (0.25)	1,300.486	9.42	12,251
Qualified XII (0.30)	131,370.218	9.40	1,234,880
Qualified XII (0.40)	42,012.370	9.37	393,656
Qualified XII (0.50)	1,146,227.283	9.33	10,694,301
Qualified XII (0.55)	67,025.362	9.32	624,676
Qualified XII (0.60)	65,715.919	9.30	611,158
Qualified XII (0.65)	496,215.870	9.28	4,604,883
Qualified XII (0.70)	85,668.293	9.27	794,145
Qualified XII (0.75)	305,999.538	9.25	2,830,496
Qualified XII (0.80)	746,912.740	9.23	6,894,005
Qualified XII (0.85)	260,546.700	9.21	2,399,635
Qualified XII (0.90)	39,088.157	9.20	359,611
Qualified XII (0.95)	240,595.450	9.18	2,208,666
Qualified XII (1.00)	1,509,165.888	9.16	13,823,960
Qualified XII (1.05)	30,325.727	9.15	277,480
Qualified XII (1.10)	46,953.487	9.13	428,685
Qualified XII (1.15)	38,935.765	9.11	354,705
Qualified XII (1.20)	25,899.863	9.10	235,689
Qualified XII (1.25)	82,035.042	9.08	744,878
Qualified XII (1.30)	12,871.350	9.06	116,614
Qualified XII (1.35)	1,710.146	9.05	15,477
Qualified XII (1.40)	16,775.250	9.03	151,481
Qualified XII (1.45)	7,118.676	9.01	64,139
Qualified XII (1.50)	86.670	9.00	780
Qualified XIII	191.021	9.18	1,754
Qualified XV	4,862.756	9.18	44,640
Qualified XVI	49,297.576	9.00	443,678
Qualified XVII	725.389	9.08	6,587
Qualified XVIII	1,784.289	9.16	16,344
Qualified XXVI	13,082.051	9.20	120,355
Qualified XXVII	1,325,733.499	9.10	12,064,175
Qualified XXXII	1,282.856	9.08	11,648
Qualified XXXIII (0.65)	68,372.712	9.28	634,499
Qualified XXXIV	5,057.361	7.94	40,155
Qualified XXXVIII	11,081.170	8.01	88,760
Qualified XLIII	29.759	7.93	236
Qualified LIV	45,798.917	9.28	425,014
Qualified LVI	24,701.130	9.44	233,179
	9,132,527.826		$ 83,866,524

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	3,508.604	$ 9.40	$ 32,981
ING MAP PLUS NP5	9,304.979	9.33	86,815
ING MAP PLUS NP6	386.176	9.31	3,595
ING MAP PLUS NP11	5,003.978	9.23	46,187
ING MAP PLUS NP12	1,055.353	9.21	9,720
ING MAP PLUS NP13	1,213.517	9.19	11,152
ING MAP PLUS NP15	5,209.064	9.16	47,715
ING MAP PLUS NP16	136.967	9.14	1,252
ING MAP PLUS NP17	903.211	9.13	8,246
ING MAP PLUS NP18	2,512.420	9.11	22,888
ING MAP PLUS NP23	1,589.330	9.03	14,352
ING MAP PLUS NP25	3,312.889	8.99	29,783
ING MAP PLUS NP26	6.523	8.98	59
ING MAP PLUS NP27	196.916	8.96	1,764
ING MAP PLUS NP29	798.543	8.93	7,131
ING MAP PLUS NP30	2,116.204	8.91	18,855
	37,254.674		$ 342,495
ING Stock Index Portfolio - Institutional Class
Contracts in accumulation period:
ING Custom Choice 62	1,536.432	$ 10.57	$ 16,240
Qualified XII (0.00)	26.691	11.16	298
Qualified XII (0.05)	305,999.886	11.14	3,408,839
Qualified XII (0.40)	34,100.499	10.91	372,036
Qualified XII (0.65)	386.384	10.75	4,154
Qualified XII (0.75)	1,797.693	10.69	19,217
Qualified XII (0.80)	9,502.699	10.66	101,299
Qualified XII (0.95)	1,054.008	10.57	11,141
Qualified XII (1.00)	1,777.441	10.54	18,734
	356,181.733		$ 3,951,958
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	80,108.979	$ 12.02	$ 962,910
ING MAP PLUS NP1	165,558.941	12.69	2,100,943
ING MAP PLUS NP6	19,255.503	12.54	241,464
ING MAP PLUS NP8	66,795.458	12.48	833,607
ING MAP PLUS NP9	15,551.600	12.45	193,617
ING MAP PLUS NP10	1,854.069	12.42	23,028
ING MAP PLUS NP11	77,169.165	12.39	956,126
ING MAP PLUS NP12	29,923.392	12.36	369,853
ING MAP PLUS NP13	723.753	12.33	8,924
ING MAP PLUS NP14	15,456.496	12.31	190,269
ING MAP PLUS NP15	45,969.520	12.28	564,506
ING MAP PLUS NP17	114,520.456	12.22	1,399,440
ING MAP PLUS NP18	7,820.240	12.19	95,329
ING MAP PLUS NP20	42,665.638	12.13	517,534
ING MAP PLUS NP21	21,154.050	12.11	256,176
ING MAP PLUS NP22	2,290.950	12.08	27,675

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class (continued)
ING MAP PLUS NP23	14,827.427	$ 12.05	$ 178,670
ING MAP PLUS NP24	21,728.078	12.02	261,171
ING MAP PLUS NP25	2,634.416	11.99	31,587
ING MAP PLUS NP26	12,197.473	11.96	145,882
ING MAP PLUS NP28	5,905.490	11.91	70,334
ING MAP PLUS NP30	2,366.575	11.85	28,044
Qualified V	2,456.469	11.93	29,306
Qualified VI	5,736,423.849	12.02	68,951,815
Qualified VIII	2,554.552	12.02	30,706
Qualified XII (0.00)	11,024.389	12.75	140,561
Qualified XII (0.10)	83.224	12.69	1,056
Qualified XII (0.25)	8,507.671	12.60	107,197
Qualified XII (0.30)	217,292.555	12.57	2,731,367
Qualified XII (0.35)	5,078.830	12.54	63,689
Qualified XII (0.40)	158,512.638	12.51	1,982,993
Qualified XII (0.50)	4,344,384.225	12.45	54,087,584
Qualified XII (0.55)	371,807.448	12.42	4,617,849
Qualified XII (0.60)	22,813.803	12.39	282,663
Qualified XII (0.65)	203,923.488	12.36	2,520,494
Qualified XII (0.70)	109,672.217	12.33	1,352,258
Qualified XII (0.75)	2,125,619.996	12.31	26,166,382
Qualified XII (0.80)	384,449.519	12.28	4,721,040
Qualified XII (0.85)	676,518.082	12.25	8,287,347
Qualified XII (0.90)	107,773.648	12.22	1,316,994
Qualified XII (0.95)	743,343.474	12.19	9,061,357
Qualified XII (1.00)	3,840,472.072	12.16	46,700,140
Qualified XII (1.05)	58,445.735	12.13	708,947
Qualified XII (1.10)	97,826.321	12.11	1,184,677
Qualified XII (1.15)	142,638.274	12.08	1,723,070
Qualified XII (1.20)	37,922.481	12.05	456,966
Qualified XII (1.25)	454,754.531	12.02	5,466,149
Qualified XII (1.30)	452.063	11.99	5,420
Qualified XII (1.35)	20,075.257	11.96	240,100
Qualified XII (1.40)	14,422.062	11.94	172,199
Qualified XII (1.45)	6,490.657	11.91	77,304
Qualified XII (1.50)	1,320.179	11.88	15,684
Qualified XIII	644.247	12.19	7,853
Qualified XV	13,609.328	12.19	165,898
Qualified XVI	85,521.661	11.88	1,015,997
Qualified XVII	14,608.775	12.02	175,597
Qualified XXI	28,871.711	12.28	354,545
Qualified XXVI	2,452.347	12.22	29,968
Qualified XXXIV	5,989.419	9.43	56,480
Qualified XXXVIII	37,188.189	9.52	354,032
Qualified XLIII	1,302.047	9.42	12,265
Qualified LIV	184,173.339	12.42	2,287,433
Qualified LVI	63,842.211	12.63	806,327
	21,111,740.652		$ 257,926,798

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	141,575.872	$ 9.81	$ 1,388,859

ING T. Rowe Price Equity Income Portfolio - Service
Class
Currently payable annuity contracts:	5,424.892	$ 12.97	$ 70,361
Contracts in accumulation period:
ING Custom Choice 62	7,995.659	11.05	88,352
ING Custom Choice 65	244.226	10.41	2,542
ING MAP PLUS NP5	5,505.967	11.37	62,603
ING MAP PLUS NP6	28,599.967	11.33	324,038
ING MAP PLUS NP8	25,676.488	11.26	289,117
ING MAP PLUS NP9	31,908.440	11.23	358,332
ING MAP PLUS NP10	4,729.347	11.20	52,969
ING MAP PLUS NP11	21,500.105	11.17	240,156
ING MAP PLUS NP12	4,030.613	11.13	44,861
ING MAP PLUS NP13	4,656.629	11.10	51,689
ING MAP PLUS NP14	14,311.146	11.07	158,424
ING MAP PLUS NP15	27,794.912	11.03	306,578
ING MAP PLUS NP16	163.385	11.00	1,797
ING MAP PLUS NP17	6,499.892	10.97	71,304
ING MAP PLUS NP18	592.935	10.94	6,487
ING MAP PLUS NP19	1,586.302	10.90	17,291
ING MAP PLUS NP21	1,947.075	10.84	21,106
ING MAP PLUS NP22	397.624	10.81	4,298
ING MAP PLUS NP23	2,442.237	10.78	26,327
ING MAP PLUS NP24	1,411.601	10.74	15,161
ING MAP PLUS NP26	1,178.558	10.68	12,587
ING MAP PLUS NP28	26,324.656	10.62	279,568
ING MAP PLUS NP29	450.171	10.59	4,767
ING MAP PLUS NP30	3,444.061	10.56	36,369
ING MAP PLUS NP32	958.673	10.49	10,056
Qualified VI	981,770.084	14.15	13,892,047
Qualified X (1.15)	60,675.582	10.98	666,218
Qualified X (1.25)	97,479.600	10.92	1,064,477
Qualified XII (0.00)	8,093.202	15.37	124,393
Qualified XII (0.05)	193,168.138	15.27	2,949,677
Qualified XII (0.25)	47.118	15.12	712
Qualified XII (0.30)	32,001.036	15.07	482,256
Qualified XII (0.40)	39,700.816	14.98	594,718
Qualified XII (0.50)	338,442.921	14.87	5,032,646
Qualified XII (0.55)	23,199.914	14.83	344,055
Qualified XII (0.60)	7,953.525	14.78	117,553
Qualified XII (0.65)	65,315.631	14.74	962,752
Qualified XII (0.70)	28,514.445	14.69	418,877
Qualified XII (0.75)	31,297.777	14.64	458,199
Qualified XII (0.80)	52,483.857	14.57	764,690
Qualified XII (0.85)	4,520,640.385	14.50	65,549,286
Qualified XII (0.90)	12,594.117	14.47	182,237

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service
Class (continued)
Qualified XII (0.95)	137,154.793	$ 14.41	$ 1,976,401
Qualified XII (1.00)	435,884.453	14.36	6,259,301
Qualified XII (1.05)	9,466.821	14.31	135,470
Qualified XII (1.10)	57,570.004	14.27	821,524
Qualified XII (1.15)	35,341.903	14.22	502,562
Qualified XII (1.20)	17,771.013	14.18	251,993
Qualified XII (1.25)	69,002.782	14.13	975,009
Qualified XII (1.30)	361.432	14.08	5,089
Qualified XII (1.35)	3,595.671	14.04	50,483
Qualified XII (1.40)	8,519.573	13.99	119,189
Qualified XII (1.45)	95.892	13.95	1,338
Qualified XII (1.50)	510.929	13.90	7,102
Qualified XIII	1,210.125	13.57	16,421
Qualified XV	6,014.073	13.57	81,611
Qualified XVI	22,963.057	13.92	319,646
Qualified XVII	1,072.427	13.30	14,263
Qualified XVIII	3,625.829	11.07	40,138
Qualified XXI	166,559.667	13.71	2,283,533
Qualified XXVI	2,558.081	13.62	34,841
Qualified XXXIV	11,583.239	7.74	89,654
Qualified XXXVIII	25,413.229	7.81	198,477
Qualified XLIII	5,051.528	7.73	39,048
Qualified LIV	24,704.928	10.30	254,461
Qualified LVI	15,873.092	10.47	166,191
	7,785,058.250		$ 110,805,678
ING Templeton Global Growth Portfolio - Institutional
Class
Contracts in accumulation period:
ING MAP PLUS NP9	4,007.094	$ 13.42	$ 53,775
ING MAP PLUS NP10	21,712.718	13.40	290,950
ING MAP PLUS NP11	198.737	13.37	2,657
ING MAP PLUS NP15	5,836.004	13.27	77,444
ING MAP PLUS NP17	6,296.696	13.22	83,242
ING MAP PLUS NP18	1,922.095	13.20	25,372
ING MAP PLUS NP19	1,293.957	13.18	17,054
ING MAP PLUS NP20	963.132	13.15	12,665
ING MAP PLUS NP21	1,624.084	13.13	21,324
ING MAP PLUS NP22	268.198	13.10	3,513
ING MAP PLUS NP25	2,843.137	13.03	37,046
ING MAP PLUS NP26	1,846.469	13.01	24,023
ING MAP PLUS NP28	3,276.849	12.96	42,468
ING MAP PLUS NP32	20.918	12.86	269
Qualified XII (1.00)	3,498.545	13.19	46,146
	55,608.633		$ 737,948

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Global Growth Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP26	14.817	$ 8.70	$ 129
ING MAP PLUS NP29	310.546	8.66	2,689
Qualified V	663.843	8.65	5,742
Qualified VI	164,565.063	8.70	1,431,716
Qualified VIII	1,072.064	8.70	9,327
Qualified XII (0.00)	104.076	9.11	948
Qualified XII (0.30)	1,473.519	9.01	13,276
Qualified XII (0.40)	1,899.085	8.98	17,054
Qualified XII (0.50)	4,489.170	8.95	40,178
Qualified XII (0.55)	685.614	8.93	6,123
Qualified XII (0.60)	173.705	8.92	1,549
Qualified XII (0.65)	13,016.896	8.90	115,850
Qualified XII (0.70)	2,599.696	8.88	23,085
Qualified XII (0.75)	17,591.170	8.87	156,034
Qualified XII (0.80)	5,588.184	8.85	49,455
Qualified XII (0.85)	46,003.595	8.83	406,212
Qualified XII (0.90)	889.110	8.82	7,842
Qualified XII (0.95)	45,805.252	8.80	403,086
Qualified XII (1.00)	47,978.183	8.78	421,248
Qualified XII (1.05)	697.415	8.77	6,116
Qualified XII (1.10)	2,821.953	8.75	24,692
Qualified XII (1.15)	685.976	8.74	5,995
Qualified XII (1.20)	2,543.991	8.72	22,184
Qualified XII (1.25)	11,209.592	8.70	97,523
Qualified XII (1.30)	4.855	8.69	42
Qualified XII (1.35)	75.113	8.67	651
Qualified XII (1.40)	3,377.393	8.66	29,248
Qualified XV	38.239	8.80	337
Qualified XVI	10,844.394	8.62	93,479
Qualified XXI	4,785.614	8.85	42,353
Qualified XXVI	51.781	8.82	457
Qualified XXXIV	122.506	7.76	951
Qualified XXXVIII	1,674.250	7.83	13,109
Qualified XLIII	545.972	7.75	4,231
Qualified LIV	1,785.563	8.90	15,892
Qualified LVI	6,241.506	9.04	56,423
	402,429.701		$ 3,525,226

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Growth and Income Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 62	1,806.451	$ 10.50	$ 18,968
ING Custom Choice 65	237.724	10.97	2,608
Qualified VI	469,644.196	10.50	4,931,264
Qualified XII (0.00)	6,875.207	11.13	76,521
Qualified XII (0.25)	349.664	11.00	3,846
Qualified XII (0.30)	12,170.903	10.98	133,637
Qualified XII (0.40)	10,719.317	10.93	117,162
Qualified XII (0.50)	377,644.403	10.87	4,104,995
Qualified XII (0.55)	15,419.825	10.85	167,305
Qualified XII (0.60)	8,563.580	10.82	92,658
Qualified XII (0.65)	51,881.473	10.80	560,320
Qualified XII (0.70)	16,026.162	10.77	172,602
Qualified XII (0.75)	64,296.216	10.75	691,184
Qualified XII (0.80)	13,194.053	10.72	141,440
Qualified XII (0.85)	55,429.988	10.70	593,101
Qualified XII (0.90)	7,071.075	10.67	75,448
Qualified XII (0.95)	68,249.913	10.65	726,862
Qualified XII (1.00)	399,044.813	10.62	4,237,856
Qualified XII (1.05)	5,995.664	10.60	63,554
Qualified XII (1.10)	12,439.848	10.57	131,489
Qualified XII (1.15)	19,659.079	10.55	207,403
Qualified XII (1.20)	4,621.368	10.52	48,617
Qualified XII (1.25)	28,168.766	10.50	295,772
Qualified XII (1.30)	1,319.175	10.47	13,812
Qualified XII (1.35)	268.460	10.45	2,805
Qualified XII (1.40)	2,701.291	10.43	28,174
Qualified XII (1.45)	268.535	10.40	2,793
Qualified XIII	65.685	10.65	700
Qualified XV	1,161.776	10.65	12,373
Qualified XVI	13,204.925	10.38	137,067
Qualified XXI	7,092.896	10.72	76,036
Qualified XXVI	970.714	10.67	10,358
Qualified XXXVIII	8,058.153	8.17	65,835
Qualified XLIII	4,123.787	8.09	33,361
Qualified LIV	21,499.334	10.85	233,268
Qualified LVI	4,851.539	11.03	53,512
	1,715,095.958		$ 18,264,706

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
Contracts in accumulation period:
ING Custom Choice 65	870.510	$ 8.81	$ 7,669
ING MAP PLUS NP11	435.795	8.75	3,813
ING MAP PLUS NP25	1,119.257	8.53	9,547
Qualified VI	28,219.175	8.53	240,710
Qualified XII (0.30)	27.886	8.83	246
Qualified XII (0.40)	544.766	8.80	4,794
Qualified XII (0.50)	23,393.063	8.77	205,157
Qualified XII (0.55)	533.495	8.75	4,668
Qualified XII (0.60)	3,362.006	8.73	29,350
Qualified XII (0.65)	11,049.337	8.72	96,350
Qualified XII (0.75)	1,795.014	8.69	15,599
Qualified XII (0.80)	7,946.165	8.67	68,893
Qualified XII (0.85)	2,441.747	8.65	21,121
Qualified XII (0.90)	813.300	8.64	7,027
Qualified XII (0.95)	7,047.299	8.62	60,748
Qualified XII (1.00)	5,882.432	8.61	50,648
Qualified XII (1.05)	1,882.099	8.59	16,167
Qualified XII (1.10)	75.607	8.57	648
Qualified XII (1.15)	2,489.803	8.56	21,313
Qualified XII (1.20)	1,327.970	8.54	11,341
Qualified XII (1.25)	2,534.062	8.53	21,616
Qualified XII (1.40)	29.429	8.48	250
Qualified XII (1.45)	18.301	8.46	155
Qualified XVI	244.595	8.45	2,067
Qualified XXVII	68,015.587	8.52	579,493
Qualified XXXIV	548.001	8.32	4,559
Qualified XLIII	28.604	8.31	238
Qualified LIV	1,006.146	8.72	8,774
Qualified LVI	1,199.726	8.86	10,630
	174,881.177		$ 1,503,591
ING Money Market Portfolio - Class I
Currently payable annuity contracts:	369,199.503	$10.51 to $12.86	$ 4,153,241
Contracts in accumulation period:
ING Custom Choice 62	204,297.533	11.00	2,247,273
ING Custom Choice 65	1,475.181	11.47	16,920
ING MAP PLUS NP4	4,117.680	11.37	46,818
ING MAP PLUS NP9	1,508.648	11.20	16,897
ING MAP PLUS NP15	2,594.475	11.01	28,565
ING MAP PLUS NP17	687.423	10.94	7,520
ING MAP PLUS NP19	13,362.765	10.88	145,387
ING MAP PLUS NP21	950.019	10.81	10,270
ING MAP PLUS NP24	1,016.409	10.72	10,896
ING MAP PLUS NP26	2,311.229	10.65	24,615
ING MAP PLUS NP28	34.001	10.59	360
ING MAP PLUS NP32	5.041	10.47	53
Qualified I	3,816.690	53.79	205,300
Qualified V	16,602.435	14.91	247,542

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Money Market Portfolio - Class I (continued)
Qualified VI	3,804,116.062	$ 15.28	$ 58,126,893
Qualified VII	73,624.722	15.28	1,124,986
Qualified VIII	5,817.177	14.70	85,513
Qualified IX	638.527	15.58	9,948
Qualified X (1.15)	306,696.043	15.53	4,762,990
Qualified X (1.25)	642,598.327	15.28	9,818,902
Qualified XII (0.00)	20,346.981	14.55	296,049
Qualified XII (0.05)	44,541.044	17.00	757,198
Qualified XII (0.25)	1,351.194	14.14	19,106
Qualified XII (0.30)	478,359.787	14.05	6,720,955
Qualified XII (0.35)	46,060.968	13.97	643,472
Qualified XII (0.40)	341,672.991	15.13	5,169,512
Qualified XII (0.45)	334.921	13.81	4,625
Qualified XII (0.50)	1,424,385.503	13.86	19,741,983
Qualified XII (0.55)	370,966.970	13.65	5,063,699
Qualified XII (0.60)	307,068.115	13.57	4,166,914
Qualified XII (0.65)	1,544,742.382	13.50	20,854,022
Qualified XII (0.70)	1,141,077.048	13.42	15,313,254
Qualified XII (0.75)	970,300.465	13.34	12,943,808
Qualified XII (0.80)	1,299,450.391	13.43	17,451,619
Qualified XII (0.85)	2,663,561.547	14.43	38,435,193
Qualified XII (0.90)	148,502.565	13.25	1,967,659
Qualified XII (0.95)	815,872.673	14.23	11,609,868
Qualified XII (1.00)	3,839,350.731	14.14	54,288,419
Qualified XII (1.05)	169,066.677	14.04	2,373,696
Qualified XII (1.10)	314,528.206	13.95	4,387,668
Qualified XII (1.15)	169,794.735	13.85	2,351,657
Qualified XII (1.20)	94,129.770	13.76	1,295,226
Qualified XII (1.25)	570,885.304	13.66	7,798,293
Qualified XII (1.30)	10,290.209	13.57	139,638
Qualified XII (1.35)	10,020.973	13.48	135,083
Qualified XII (1.40)	56,487.724	13.39	756,371
Qualified XII (1.45)	15,435.609	13.29	205,139
Qualified XII (1.50)	4,626.301	13.20	61,067
Qualified XIII	2,323.101	15.92	36,984
Qualified XV	16,734.627	15.89	265,913
Qualified XVI	119,636.760	14.80	1,770,624
Qualified XVII	132,437.863	15.28	2,023,651
Qualified XVIII	217,106.239	15.28	3,317,383
Qualified XIX	185.971	53.79	10,003
Qualified XX	22,595.039	52.65	1,189,629
Qualified XXI	32,923.077	16.15	531,708
Qualified XXVI	11,217.714	16.00	179,483
Qualified XXVII	824,957.183	57.57	47,492,785
Qualified XXVIII	403,997.015	56.46	22,809,671
Qualified XXIX	1.550	52.65	82
Qualified XXX	40,694.820	51.47	2,094,562
Qualified XXXII	43,015.149	10.97	471,876

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Money Market Portfolio - Class I (continued)
Qualified XXXIII (0.65)	94,439.085	$ 11.74	$ 1,108,715
Qualified XXXIV	11,277.832	10.29	116,049
Qualified XXXV	109,091.702	11.26	1,228,373
Qualified XXXVI	38,913.203	11.85	461,121
Qualified XXXVIII	75,330.486	10.39	782,684
Qualified XLIII	11,106.459	10.28	114,174
Qualified LIV	27,390.282	11.35	310,880
Qualified LVI	98,957.928	11.55	1,142,964
	24,663,014.759		$ 403,501,396
ING Global Real Estate Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP11	103.154	$ 14.00	$ 1,444
ING MAP PLUS NP17	1,642.699	13.97	22,949
	1,745.853		$ 24,393
ING International Capital Appreciation Fund - Class I
Contracts in accumulation period:
ING MAP PLUS NP22	131.601	$ 13.18	$ 1,735
ING MAP PLUS NP26	71.790	13.16	945
ING MAP PLUS NP28	13.617	13.16	179
	217.008		$ 2,859
ING International SmallCap Multi-Manager Fund -
Class A
Contracts in accumulation period:
ING MAP PLUS NP1	56,971.277	$ 14.31	$ 815,259
ING MAP PLUS NP5	3,757.687	14.14	53,134
ING MAP PLUS NP8	17,675.755	14.02	247,814
ING MAP PLUS NP10	8,544.366	13.93	119,023
ING MAP PLUS NP11	7,855.814	13.89	109,117
ING MAP PLUS NP13	74.281	13.81	1,026
ING MAP PLUS NP14	5,576.586	13.77	76,790
ING MAP PLUS NP15	5,948.149	13.73	81,668
ING MAP PLUS NP17	1,384.549	13.65	18,899
ING MAP PLUS NP18	1,152.148	13.61	15,681
ING MAP PLUS NP19	3,834.864	13.57	52,039
ING MAP PLUS NP20	303.798	13.53	4,110
ING MAP PLUS NP24	1,048.082	13.37	14,013
ING MAP PLUS NP26	923.771	13.29	12,277
ING MAP PLUS NP28	1.122	13.21	15
ING MAP PLUS NP29	746.086	13.17	9,826
ING MAP PLUS NP30	82.807	13.14	1,088
ING MAP PLUS NP35	733.497	12.94	9,491
ING MAP PLUS NP36	92.640	12.90	1,195
	116,707.279		$ 1,642,465
ING American Century Small-Mid Cap Value
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	4,641.780	$ 11.15	$ 51,756

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Century Small-Mid Cap Value
Portfolio - Service Class
Currently payable annuity contracts:	33,927.211	$ 14.30	$ 485,159
Contracts in accumulation period:
ING Custom Choice 62	733.815	13.33	9,782
ING MAP PLUS NP6	1,545.841	13.99	21,626
ING MAP PLUS NP9	19.833	13.86	275
ING MAP PLUS NP10	4,601.931	13.82	63,599
ING MAP PLUS NP11	2,619.708	13.78	36,100
ING MAP PLUS NP13	277.211	13.70	3,798
ING MAP PLUS NP15	14,416.115	13.62	196,347
ING MAP PLUS NP16	73.099	13.58	993
ING MAP PLUS NP19	848.241	13.46	11,417
ING MAP PLUS NP22	479.606	13.34	6,398
ING MAP PLUS NP26	480.857	13.18	6,338
ING MAP PLUS NP27	9.229	13.15	121
ING MAP PLUS NP28	8,633.198	13.11	113,181
ING MAP PLUS NP30	592.000	13.03	7,714
Qualified V	107.741	14.49	1,561
Qualified VI	245,399.524	14.67	3,600,011
Qualified X (1.15)	19,557.932	14.78	289,066
Qualified X (1.25)	23,362.613	14.67	342,730
Qualified XII (0.00)	1,704.818	16.14	27,516
Qualified XII (0.05)	34,320.700	15.95	547,415
Qualified XII (0.25)	684.505	15.84	10,843
Qualified XII (0.30)	11,807.817	15.78	186,327
Qualified XII (0.35)	7.966	15.72	125
Qualified XII (0.40)	13,176.637	15.66	206,346
Qualified XII (0.50)	143,704.797	15.54	2,233,173
Qualified XII (0.55)	3,322.580	15.48	51,434
Qualified XII (0.60)	1,693.201	15.42	26,109
Qualified XII (0.65)	26,093.739	15.36	400,800
Qualified XII (0.70)	4,766.859	15.30	72,933
Qualified XII (0.75)	27,780.724	15.24	423,378
Qualified XII (0.80)	8,297.611	15.18	125,958
Qualified XII (0.85)	1,366,359.648	15.12	20,659,358
Qualified XII (0.90)	1,618.734	15.06	24,378
Qualified XII (0.95)	26,670.199	15.01	400,320
Qualified XII (1.00)	278,723.279	14.95	4,166,913
Qualified XII (1.05)	4,583.347	14.89	68,246
Qualified XII (1.10)	7,588.804	14.84	112,618
Qualified XII (1.15)	6,074.521	14.78	89,781
Qualified XII (1.20)	4,756.270	14.72	70,012
Qualified XII (1.25)	17,480.292	14.67	256,436
Qualified XII (1.35)	146.597	14.55	2,133
Qualified XII (1.40)	1,512.456	14.50	21,931
Qualified XII (1.45)	249.619	14.44	3,604
Qualified XIII	473.238	15.01	7,103
Qualified XV	913.798	15.01	13,716
Qualified XVI	11,573.930	14.39	166,549

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Century Small-Mid Cap Value
Portfolio - Service Class (continued)
Qualified XVII	3,512.574	$ 14.67	$ 51,529
Qualified XVIII	1,734.909	14.95	25,937
Qualified XXI	7,692.756	15.18	116,776
Qualified XXVI	164.798	15.06	2,482
Qualified XXXII	140.457	13.91	1,954
Qualified XXXVIII	3,910.603	9.52	37,229
Qualified XLIII	155.976	9.42	1,469
Qualified LIV	4,596.015	12.36	56,807
Qualified LVI	10,314.425	12.56	129,549
	2,395,994.904		$ 35,995,403
ING Baron Asset Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP4	443.178	$ 8.72	$ 3,865
ING MAP PLUS NP6	577.349	8.69	5,017
ING MAP PLUS NP8	37,810.972	8.66	327,443
ING MAP PLUS NP9	7,483.890	8.64	64,661
ING MAP PLUS NP10	3,551.140	8.63	30,646
ING MAP PLUS NP11	19,931.167	8.61	171,607
ING MAP PLUS NP13	1,011.251	8.58	8,677
ING MAP PLUS NP14	14,489.008	8.57	124,171
ING MAP PLUS NP15	1,515.004	8.55	12,953
ING MAP PLUS NP17	11,749.539	8.52	100,106
ING MAP PLUS NP18	3,529.592	8.50	30,002
ING MAP PLUS NP19	12,908.074	8.49	109,590
ING MAP PLUS NP20	20,006.211	8.47	169,453
ING MAP PLUS NP21	27,047.241	8.46	228,820
ING MAP PLUS NP22	861.828	8.44	7,274
ING MAP PLUS NP23	16,064.982	8.42	135,267
ING MAP PLUS NP24	7.765	8.41	65
ING MAP PLUS NP26	1,615.911	8.38	13,541
ING MAP PLUS NP27	420.470	8.36	3,515
ING MAP PLUS NP28	13,425.164	8.35	112,100
ING MAP PLUS NP29	3,232.073	8.33	26,923
ING MAP PLUS NP30	3.218	8.32	27
ING MAP PLUS NP32	62.633	8.29	519
ING MAP PLUS NP36	14.948	8.23	123
Qualified VI	68,225.314	8.38	571,728
Qualified XII (0.00)	1.458	8.77	13
Qualified XII (0.40)	3,084.760	8.64	26,652
Qualified XII (0.50)	22,839.521	8.61	196,648
Qualified XII (0.55)	356.240	8.60	3,064
Qualified XII (0.60)	2,086.857	8.58	17,905
Qualified XII (0.65)	8,768.636	8.57	75,147
Qualified XII (0.70)	69.819	8.55	597
Qualified XII (0.75)	3,951.373	8.53	33,705
Qualified XII (0.80)	2,809.616	8.52	23,938
Qualified XII (0.85)	3,615.968	8.50	30,736
Qualified XII (0.90)	761.138	8.49	6,462

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Asset Portfolio - Service Class (continued)
Qualified XII (0.95)	7,141.210	$ 8.47	$ 60,486
Qualified XII (1.00)	17,097.940	8.46	144,649
Qualified XII (1.05)	1,038.559	8.44	8,765
Qualified XII (1.10)	1,913.082	8.42	16,108
Qualified XII (1.15)	286.848	8.41	2,412
Qualified XII (1.20)	1,504.312	8.39	12,621
Qualified XII (1.25)	1,624.414	8.38	13,613
Qualified XII (1.30)	1.638	8.36	14
Qualified XII (1.40)	1,027.768	8.33	8,561
Qualified XII (1.45)	10.345	8.32	86
Qualified XIII	669.050	8.47	5,667
Qualified XV	15.877	8.47	134
Qualified XVI	3,665.663	8.30	30,425
Qualified XXVI	348.890	8.49	2,962
Qualified XXXIV	57.584	7.67	442
Qualified XXXVIII	552.487	7.74	4,276
Qualified LIV	3,695.160	8.56	31,631
Qualified LVI	745.636	8.71	6,494
	355,729.771		$ 3,022,306
ING Baron Small Cap Growth Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	97,226.906	$ 9.74	$ 946,990

ING Baron Small Cap Growth Portfolio - Service
Class
Currently payable annuity contracts:	91,979.425	$ 12.71	$ 1,169,058
Contracts in accumulation period:
ING Custom Choice 62	658.659	11.90	7,838
ING Custom Choice 65	5,762.619	10.50	60,507
ING MAP PLUS NP1	7,884.945	12.79	100,848
ING MAP PLUS NP4	11,166.425	12.67	141,479
ING MAP PLUS NP5	444.640	12.64	5,620
ING MAP PLUS NP6	2,160.442	12.60	27,222
ING MAP PLUS NP8	43,058.934	12.52	539,098
ING MAP PLUS NP9	28,887.642	12.49	360,807
ING MAP PLUS NP10	1,062.730	12.45	13,231
ING MAP PLUS NP11	21,831.490	12.41	270,929
ING MAP PLUS NP12	5,957.107	12.38	73,749
ING MAP PLUS NP13	9,733.645	12.34	120,113
ING MAP PLUS NP14	29,636.315	12.30	364,527
ING MAP PLUS NP15	57,261.211	12.27	702,595
ING MAP PLUS NP16	181.474	12.23	2,219
ING MAP PLUS NP17	13,246.579	12.20	161,608
ING MAP PLUS NP18	19,885.443	12.16	241,807
ING MAP PLUS NP19	8,067.478	12.12	97,778
ING MAP PLUS NP20	11,228.643	12.09	135,754
ING MAP PLUS NP21	5,484.974	12.05	66,094
ING MAP PLUS NP22	1,961.621	12.02	23,579
ING MAP PLUS NP23	12,115.876	11.98	145,148

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service
Class (continued)
ING MAP PLUS NP24	3,537.765	$ 11.95	$ 42,276
ING MAP PLUS NP25	1,414.975	11.91	16,852
ING MAP PLUS NP26	445.955	11.88	5,298
ING MAP PLUS NP27	525.931	11.84	6,227
ING MAP PLUS NP28	17,037.014	11.81	201,207
ING MAP PLUS NP29	548.602	11.77	6,457
ING MAP PLUS NP30	4,804.673	11.74	56,407
ING MAP PLUS NP32	1,230.872	11.67	14,364
ING MAP PLUS NP36	100.374	11.53	1,157
Qualified VI	1,076,817.061	14.17	15,258,498
Qualified X (1.15)	55,457.191	14.28	791,929
Qualified X (1.25)	102,106.164	14.17	1,446,844
Qualified XII (0.00)	6,742.501	15.60	105,183
Qualified XII (0.05)	42,141.716	15.40	648,982
Qualified XII (0.10)	193.932	15.48	3,002
Qualified XII (0.25)	1,926.497	15.30	29,475
Qualified XII (0.30)	42,072.727	15.24	641,188
Qualified XII (0.35)	550.117	15.19	8,356
Qualified XII (0.40)	56,954.649	15.13	861,724
Qualified XII (0.50)	1,413,948.740	15.01	21,223,371
Qualified XII (0.55)	50,735.998	14.95	758,503
Qualified XII (0.60)	34,235.867	14.90	510,114
Qualified XII (0.65)	73,233.770	14.84	1,086,789
Qualified XII (0.70)	33,020.794	14.78	488,047
Qualified XII (0.75)	183,224.870	14.73	2,698,902
Qualified XII (0.80)	71,145.714	14.67	1,043,708
Qualified XII (0.85)	1,172,882.211	14.61	17,135,809
Qualified XII (0.90)	26,624.368	14.56	387,651
Qualified XII (0.95)	148,266.077	14.50	2,149,858
Qualified XII (1.00)	631,247.209	14.45	9,121,522
Qualified XII (1.05)	19,259.500	14.39	277,144
Qualified XII (1.10)	30,477.683	14.33	436,745
Qualified XII (1.15)	43,568.789	14.28	622,162
Qualified XII (1.20)	13,308.546	14.22	189,248
Qualified XII (1.25)	56,618.357	14.17	802,282
Qualified XII (1.30)	598.126	14.12	8,446
Qualified XII (1.35)	1,595.186	14.06	22,428
Qualified XII (1.40)	7,461.707	14.01	104,539
Qualified XII (1.45)	932.346	13.95	13,006
Qualified XII (1.50)	30.811	13.90	428
Qualified XIII	1,010.741	14.50	14,656
Qualified XV	608.240	14.50	8,819
Qualified XVI	31,395.627	13.90	436,399
Qualified XVII	3,058.979	14.17	43,346
Qualified XVIII	1,535.300	14.45	22,185
Qualified XXI	21,025.481	14.67	308,444
Qualified XXVI	563.095	14.56	8,199
Qualified XXVII	658,112.732	16.37	10,773,305

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service
Class (continued)
Qualified XXVIII	461,546.926	$ 7.73	$ 3,567,758
Qualified XXXII	252.378	12.66	3,195
Qualified XXXIII (0.65)	25,034.714	15.08	377,523
Qualified XXXIV	199.146	7.61	1,516
Qualified XXXVIII	4,528.930	7.68	34,782
Qualified XLIII	1,094.047	7.60	8,315
Qualified LIV	32,265.484	10.39	335,238
Qualified LVI	29,806.511	10.57	315,055
	7,088,722.033		$ 100,316,471
ING Columbia Small Cap Value Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	2,673.690	$ 7.71	$ 20,614

ING Columbia Small Cap Value Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP11	2,041.122	$ 8.44	$ 17,227
ING MAP PLUS NP14	508.954	8.39	4,270
ING MAP PLUS NP18	3,082.273	8.33	25,675
ING MAP PLUS NP19	1,641.268	8.31	13,639
ING MAP PLUS NP23	7.377	8.25	61
ING MAP PLUS NP24	3.768	8.24	31
ING MAP PLUS NP28	92.007	8.18	753
Qualified V	756.118	8.16	6,170
Qualified VI	67,920.577	8.21	557,628
Qualified XII (0.00)	86.987	8.59	747
Qualified XII (0.30)	190.406	8.50	1,618
Qualified XII (0.40)	4,030.803	8.47	34,141
Qualified XII (0.50)	4,506.743	8.44	38,037
Qualified XII (0.55)	5,608.677	8.42	47,225
Qualified XII (0.60)	62.634	8.41	527
Qualified XII (0.65)	1,752.930	8.39	14,707
Qualified XII (0.70)	3,998.023	8.37	33,463
Qualified XII (0.75)	16,986.298	8.36	142,005
Qualified XII (0.80)	106.056	8.34	885
Qualified XII (0.85)	8,131.107	8.33	67,732
Qualified XII (0.90)	3,126.673	8.31	25,983
Qualified XII (0.95)	7,321.440	8.30	60,768
Qualified XII (1.00)	19,340.866	8.28	160,142
Qualified XII (1.05)	722.799	8.27	5,978
Qualified XII (1.10)	323.004	8.25	2,665
Qualified XII (1.15)	7,737.808	8.24	63,760
Qualified XII (1.20)	2,004.695	8.22	16,479
Qualified XII (1.25)	6,389.492	8.21	52,458
Qualified XII (1.30)	31.499	8.19	258
Qualified XII (1.35)	208.560	8.18	1,706
Qualified XII (1.40)	267.653	8.16	2,184
Qualified XVI	1,783.921	8.13	14,503
Qualified LIV	1,730.974	8.39	14,523
Qualified LVI	1,498.210	8.53	12,780
	174,001.722		$ 1,440,728

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service Class
Currently payable annuity contracts:	31,134.316	$ 10.50	$ 326,910
Contracts in accumulation period:
ING Custom Choice 62	44.965	10.18	458
ING Custom Choice 65	761.310	10.38	7,902
ING MAP PLUS NP5	13,738.972	10.21	140,275
ING MAP PLUS NP8	40,665.498	10.12	411,535
ING MAP PLUS NP11	5,360.055	10.03	53,761
ING MAP PLUS NP13	1,286.727	9.97	12,829
ING MAP PLUS NP14	11,741.877	9.94	116,714
ING MAP PLUS NP15	4,873.197	9.91	48,293
ING MAP PLUS NP17	6,449.275	9.86	63,590
ING MAP PLUS NP18	470.897	9.83	4,629
ING MAP PLUS NP19	1,051.063	9.80	10,300
ING MAP PLUS NP21	818.925	9.74	7,976
ING MAP PLUS NP22	2,548.059	9.71	24,742
ING MAP PLUS NP23	2,446.385	9.68	23,681
ING MAP PLUS NP24	36.419	9.65	351
ING MAP PLUS NP28	1,043.771	9.54	9,958
ING MAP PLUS NP29	3,276.819	9.51	31,163
ING MAP PLUS NP30	955.591	9.48	9,059
Qualified VI	257,395.574	16.39	4,218,713
Qualified X (1.15)	18,467.660	10.63	196,311
Qualified X (1.25)	28,797.850	10.30	296,618
Qualified XII (0.00)	645.009	18.15	11,707
Qualified XII (0.25)	766.795	17.78	13,634
Qualified XII (0.30)	7,514.915	17.71	133,089
Qualified XII (0.35)	5.808	17.64	102
Qualified XII (0.40)	13,573.593	17.56	238,352
Qualified XII (0.50)	71,562.403	17.42	1,246,617
Qualified XII (0.55)	5,922.421	17.35	102,754
Qualified XII (0.60)	7,026.937	17.28	121,425
Qualified XII (0.65)	26,069.494	17.21	448,656
Qualified XII (0.70)	5,872.354	17.14	100,652
Qualified XII (0.75)	24,340.201	17.07	415,487
Qualified XII (0.80)	13,197.965	17.00	224,365
Qualified XII (0.85)	22,577.084	16.93	382,230
Qualified XII (0.90)	2,291.751	16.86	38,639
Qualified XII (0.95)	38,405.958	16.80	645,220
Qualified XII (1.00)	98,158.818	16.73	1,642,197
Qualified XII (1.05)	3,999.115	16.66	66,625
Qualified XII (1.10)	7,227.385	16.59	119,902
Qualified XII (1.15)	4,110.172	16.52	67,900
Qualified XII (1.20)	3,390.235	16.46	55,803
Qualified XII (1.25)	16,216.428	16.39	265,787
Qualified XII (1.30)	285.737	16.32	4,663
Qualified XII (1.35)	205.554	16.26	3,342
Qualified XII (1.40)	816.986	16.19	13,227
Qualified XII (1.45)	130.527	16.12	2,104

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service Class
(continued)
Qualified XIII	760.083	$ 16.80	$ 12,769
Qualified XV	4,135.707	16.80	69,480
Qualified XVI	6,218.691	16.06	99,872
Qualified XVII	1,277.861	16.39	20,944
Qualified XVIII	1,864.309	10.76	20,060
Qualified XXVI	655.388	16.86	11,050
Qualified XXXII	507.605	10.36	5,259
Qualified XXXIV	2,040.562	7.77	15,855
Qualified XXXVIII	3,941.372	7.84	30,900
Qualified XLIII	736.492	7.76	5,715
Qualified LIV	2,627.171	10.27	26,981
Qualified LVI	7,808.830	10.44	81,524
	840,252.921		$ 12,780,656
ING Fidelity® VIP Mid Cap Portfolio - Service Class
Contracts in accumulation period:
Qualified XII (0.00)	250.086	$ 10.38	$ 2,596
Qualified XII (0.50)	965,420.140	10.20	9,847,285
	965,670.226		$ 9,849,881
ING Index Solution 2015 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP9	1,769.637	$ 9.22	$ 16,316
ING MAP PLUS NP13	247.507	9.19	2,275
ING MAP PLUS NP14	3,842.873	9.18	35,278
ING MAP PLUS NP17	3,017.619	9.16	27,641
ING MAP PLUS NP21	2,558.388	9.13	23,358
ING MAP PLUS NP22	396.138	9.12	3,613
ING MAP PLUS NP26	230.054	9.09	2,091
ING MAP PLUS NP27	1,590.057	9.09	14,454
ING MAP PLUS NP28	5,457.896	9.08	49,558
ING MAP PLUS NP30	97.184	9.06	880
ING MAP PLUS NP32	183.125	9.05	1,657
	19,390.478		$ 177,121
ING Index Solution 2025 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP9	1,660.930	$ 8.69	$ 14,433
ING MAP PLUS NP13	7,913.163	8.66	68,528
ING MAP PLUS NP14	13,340.727	8.65	115,397
ING MAP PLUS NP15	16,647.295	8.65	143,999
ING MAP PLUS NP17	10,938.993	8.63	94,404
ING MAP PLUS NP21	8,282.877	8.60	71,233
ING MAP PLUS NP27	4,014.072	8.56	34,360
ING MAP PLUS NP28	14,584.310	8.55	124,696
	77,382.367		$ 667,050

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Solution 2035 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP3	258.581	$ 8.44	$ 2,182
ING MAP PLUS NP9	1,254.331	8.40	10,536
ING MAP PLUS NP13	4,960.891	8.38	41,572
ING MAP PLUS NP14	6,368.631	8.37	53,305
ING MAP PLUS NP15	3,517.837	8.36	29,409
ING MAP PLUS NP17	10,738.255	8.35	89,664
ING MAP PLUS NP21	3,623.868	8.32	30,151
ING MAP PLUS NP26	92.902	8.29	770
ING MAP PLUS NP27	35.809	8.28	296
ING MAP PLUS NP28	11,077.936	8.27	91,615
	41,929.041		$ 349,500
ING Index Solution 2045 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP3	652.560	$ 8.15	$ 5,318
ING MAP PLUS NP9	1,372.782	8.11	11,133
ING MAP PLUS NP13	4,301.541	8.09	34,799
ING MAP PLUS NP14	66.660	8.08	539
ING MAP PLUS NP15	3,828.803	8.07	30,898
ING MAP PLUS NP17	3,342.703	8.06	26,942
ING MAP PLUS NP21	1,793.653	8.03	14,403
ING MAP PLUS NP26	160.756	8.00	1,286
ING MAP PLUS NP27	24.810	7.99	198
ING MAP PLUS NP28	1,640.315	7.99	13,106
ING MAP PLUS NP32	277.970	7.96	2,213
	17,462.553		$ 140,835
ING Index Solution Income Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP3	176.195	$ 9.90	$ 1,744
ING MAP PLUS NP9	211.322	9.86	2,084
ING MAP PLUS NP13	1,741.429	9.82	17,101
ING MAP PLUS NP17	3,598.502	9.79	35,229
ING MAP PLUS NP21	242.758	9.76	2,369
ING MAP PLUS NP28	17.899	9.70	174
ING MAP PLUS NP30	0.770	9.69	7
	5,988.875		$ 58,708
ING JPMorgan Mid Cap Value Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	28,910.299	$ 10.09	$ 291,705

ING JPMorgan Mid Cap Value Portfolio - Service
Class
Currently payable annuity contracts:	60,325.965	$ 12.63	$ 761,917
Contracts in accumulation period:
ING Custom Choice 62	256.562	11.96	3,068
ING MAP PLUS NP1	7,815.919	12.82	100,200
ING MAP PLUS NP8	4,182.657	12.56	52,534
ING MAP PLUS NP9	1,905.321	12.52	23,855

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value Portfolio - Service
Class (continued)
ING MAP PLUS NP10	16,193.502	$ 12.49	$ 202,257
ING MAP PLUS NP11	3,913.799	12.45	48,727
ING MAP PLUS NP12	51.283	12.41	636
ING MAP PLUS NP13	1,135.667	12.38	14,060
ING MAP PLUS NP14	13,638.217	12.34	168,296
ING MAP PLUS NP15	14,079.951	12.30	173,183
ING MAP PLUS NP17	7,270.933	12.23	88,924
ING MAP PLUS NP19	2,287.102	12.16	27,811
ING MAP PLUS NP20	1,058.906	12.12	12,834
ING MAP PLUS NP21	3,466.315	12.09	41,908
ING MAP PLUS NP22	715.291	12.05	8,619
ING MAP PLUS NP23	8,684.314	12.02	104,385
ING MAP PLUS NP24	1,376.816	11.98	16,494
ING MAP PLUS NP25	609.074	11.95	7,278
ING MAP PLUS NP26	48.563	11.91	578
ING MAP PLUS NP28	9,048.229	11.84	107,131
ING MAP PLUS NP29	81.875	11.81	967
ING MAP PLUS NP30	115.577	11.77	1,360
ING MAP PLUS NP32	130.743	11.70	1,530
Qualified VI	577,336.808	14.34	8,279,010
Qualified VIII	388.166	14.33	5,562
Qualified X (1.15)	39,921.886	14.45	576,871
Qualified X (1.25)	115,321.054	14.34	1,653,704
Qualified XII (0.00)	665.054	15.78	10,495
Qualified XII (0.05)	36,952.063	15.60	576,452
Qualified XII (0.10)	141.358	15.66	2,214
Qualified XII (0.25)	1,870.019	15.48	28,948
Qualified XII (0.30)	10,554.138	15.42	162,745
Qualified XII (0.35)	1,231.789	15.37	18,933
Qualified XII (0.40)	17,116.519	15.31	262,054
Qualified XII (0.50)	41,637.990	15.19	632,481
Qualified XII (0.55)	24,186.129	15.13	365,936
Qualified XII (0.60)	13,296.030	15.07	200,371
Qualified XII (0.65)	29,058.746	15.01	436,172
Qualified XII (0.70)	18,430.916	14.96	275,727
Qualified XII (0.75)	101,951.842	14.90	1,519,082
Qualified XII (0.80)	11,487.507	14.84	170,475
Qualified XII (0.85)	58,393.569	14.79	863,641
Qualified XII (0.90)	16,714.356	14.73	246,202
Qualified XII (0.95)	115,804.206	14.67	1,698,848
Qualified XII (1.00)	303,114.571	14.62	4,431,535
Qualified XII (1.05)	3,986.240	14.56	58,040
Qualified XII (1.10)	24,186.077	14.50	350,698
Qualified XII (1.15)	10,444.806	14.45	150,927
Qualified XII (1.20)	6,925.688	14.39	99,661
Qualified XII (1.25)	19,311.728	14.34	276,930
Qualified XII (1.35)	132.171	14.23	1,881
Qualified XII (1.40)	3,392.971	14.17	48,078
Qualified XII (1.45)	751.019	14.12	10,604

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value Portfolio - Service
Class (continued)
Qualified XII (1.50)	1.151	$ 14.07	$ 16
Qualified XIII	1,032.286	14.67	15,144
Qualified XV	2,035.213	14.67	29,857
Qualified XVI	14,719.650	14.07	207,105
Qualified XVIII	677.324	14.62	9,902
Qualified XXI	8,382.583	14.84	124,398
Qualified XXVI	88.832	14.73	1,308
Qualified XXXII	1,191.653	12.47	14,860
Qualified XXXIV	947.931	8.13	7,707
Qualified XXXVIII	4,473.781	8.21	36,730
Qualified XLIII	516.757	8.12	4,196
Qualified LIV	52,839.795	10.71	565,914
Qualified LVI	13,716.819	10.89	149,376
	1,863,721.772		$ 26,549,342
ING Legg Mason Partners Aggressive Growth
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	12,692.695	$ 8.62	$ 109,411

ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
Currently payable annuity contracts:	11,387.563	$10.54 to $12.77	$ 134,497
Contracts in accumulation period:
ING Custom Choice 65	17,244.730	10.32	177,966
Qualified V	2,724.146	12.50	34,052
Qualified VI	2,952,557.020	12.77	37,704,153
Qualified VIII	4,349.939	13.37	58,159
Qualified X (1.15)	309,314.101	12.98	4,014,897
Qualified X (1.25)	119,699.154	12.77	1,528,558
Qualified XII (0.00)	12,984.950	8.46	109,853
Qualified XII (0.05)	52,335.683	14.19	742,643
Qualified XII (0.10)	50.280	8.36	420
Qualified XII (0.20)	21,864.533	8.27	180,820
Qualified XII (0.25)	7,179.911	8.22	59,019
Qualified XII (0.30)	63,439.420	8.17	518,300
Qualified XII (0.35)	14,119.357	8.12	114,649
Qualified XII (0.40)	33,774.238	9.37	316,465
Qualified XII (0.45)	854.207	8.03	6,859
Qualified XII (0.50)	228,027.990	7.87	1,794,580
Qualified XII (0.55)	123,606.812	7.94	981,438
Qualified XII (0.60)	39,630.894	7.89	312,688
Qualified XII (0.65)	342,706.408	7.84	2,686,818
Qualified XII (0.70)	236,947.062	7.80	1,848,187
Qualified XII (0.75)	243,576.929	7.75	1,887,721
Qualified XII (0.80)	458,410.180	8.32	3,813,973
Qualified XII (0.85)	593,113.875	8.94	5,302,438
Qualified XII (0.90)	33,623.440	7.96	267,643
Qualified XII (0.95)	426,290.649	8.82	3,759,884
Qualified XII (1.00)	1,246,720.771	8.76	10,921,274
Qualified XII (1.05)	84,347.367	8.70	733,822

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class (continued)
Qualified XII (1.10)	100,982.561	$ 8.64	$ 872,489
Qualified XII (1.15)	86,789.692	8.58	744,656
Qualified XII (1.20)	21,073.140	8.52	179,543
Qualified XII (1.25)	39,780.307	8.46	336,541
Qualified XII (1.30)	840.571	8.41	7,069
Qualified XII (1.35)	1,718.553	8.35	14,350
Qualified XII (1.40)	22,009.496	8.29	182,459
Qualified XII (1.45)	1,409.269	8.24	11,612
Qualified XII (1.50)	9,090.718	8.18	74,362
Qualified XV	10,089.903	13.28	133,994
Qualified XVI	62,520.947	12.37	773,384
Qualified XVII	1,981.607	12.77	25,305
Qualified XVIII	5,532.529	12.77	70,650
Qualified XXVI	5,428.844	13.19	71,606
Qualified XXVII	1,074,666.612	13.18	14,164,106
Qualified XXVIII	197,527.027	13.15	2,597,480
Qualified XXXII	8,306.601	10.42	86,555
Qualified XXXIV	21,968.675	7.69	168,939
Qualified XXXVI	36,775.247	9.31	342,378
Qualified XXXVIII	84,880.847	7.76	658,675
Qualified XLIII	4,921.499	7.68	37,797
Qualified LIV	24,349.467	10.21	248,608
Qualified LVI	107,303.664	10.38	1,113,812
	9,610,829.385		$ 102,928,146
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	1,330.329	$ 9.98	$ 13,277
ING MAP PLUS NP3	630.870	9.92	6,258
ING MAP PLUS NP14	7,816.511	9.60	75,039
ING MAP PLUS NP17	5,551.697	9.52	52,852
ING MAP PLUS NP22	121.414	9.38	1,139
ING MAP PLUS NP26	238.019	9.27	2,206
	15,688.840		$ 150,771
ING Oppenheimer Global Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	36,142.352	$ 10.61	$ 383,470

ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts:	236,663.465	$11.46 to $11.76	$ 2,776,375
Contracts in accumulation period:
ING Custom Choice 62	6,394.729	11.61	74,243
ING Custom Choice 65	41,022.318	12.41	509,087
ING MAP PLUS NP1	12,820.147	12.21	156,534
ING MAP PLUS NP3	455.194	12.15	5,531
ING MAP PLUS NP8	5,006.981	12.01	60,134
ING MAP PLUS NP10	21,130.855	11.95	252,514
ING MAP PLUS NP11	26,411.809	11.92	314,829
ING MAP PLUS NP12	4,525.061	11.89	53,803

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Initial Class
(continued)
ING MAP PLUS NP13	13,398.616	$ 11.86	$ 158,908
ING MAP PLUS NP14	12,491.692	11.83	147,777
ING MAP PLUS NP15	42,752.660	11.80	504,481
ING MAP PLUS NP16	1,332.634	11.77	15,685
ING MAP PLUS NP17	20,236.456	11.74	237,576
ING MAP PLUS NP18	15,433.568	11.72	180,881
ING MAP PLUS NP19	10,694.539	11.69	125,019
ING MAP PLUS NP20	414.691	11.66	4,835
ING MAP PLUS NP21	7,637.646	11.63	88,826
ING MAP PLUS NP22	1,439.734	11.60	16,701
ING MAP PLUS NP24	13,687.937	11.55	158,096
ING MAP PLUS NP25	495.273	11.52	5,706
ING MAP PLUS NP26	2,755.203	11.49	31,657
ING MAP PLUS NP27	461.353	11.46	5,287
ING MAP PLUS NP28	6,662.210	11.43	76,149
ING MAP PLUS NP29	8,897.011	11.40	101,426
ING MAP PLUS NP30	5,599.549	11.38	63,723
ING MAP PLUS NP32	433.727	11.32	4,910
ING MAP PLUS NP35	1,345.717	11.24	15,126
Qualified V	2,118.414	11.52	24,404
Qualified VI	13,546,872.985	11.61	157,279,195
Qualified VIII	12,630.775	11.60	146,517
Qualified X (1.15)	839,688.672	11.66	9,790,770
Qualified X (1.25)	1,036,917.644	11.61	12,038,614
Qualified XII (0.00)	63,263.138	12.85	812,931
Qualified XII (0.05)	450,105.535	12.86	5,788,357
Qualified XII (0.05)	82,996.468	12.86	1,067,335
Qualified XII (0.10)	419.164	12.28	5,147
Qualified XII (0.20)	110,410.341	12.68	1,400,003
Qualified XII (0.25)	18,564.961	12.66	235,032
Qualified XII (0.30)	748,437.447	12.16	9,100,999
Qualified XII (0.35)	48,674.369	12.13	590,420
Qualified XII (0.40)	214,529.633	12.55	2,692,347
Qualified XII (0.45)	1,975.463	12.07	23,844
Qualified XII (0.50)	1,325,428.185	12.55	16,634,124
Qualified XII (0.55)	329,299.730	12.43	4,093,196
Qualified XII (0.60)	403,741.296	11.98	4,836,821
Qualified XII (0.65)	1,476,235.697	11.95	17,641,017
Qualified XII (0.70)	515,306.717	11.92	6,142,456
Qualified XII (0.75)	1,132,253.751	12.27	13,892,754
Qualified XII (0.80)	1,762,157.785	12.36	21,780,270
Qualified XII (0.85)	1,381,472.016	12.34	17,047,365
Qualified XII (0.90)	154,654.808	12.29	1,900,708
Qualified XII (0.95)	1,783,716.160	11.78	21,012,176
Qualified XII (1.00)	4,708,925.397	12.25	57,684,336
Qualified XII (1.05)	264,765.526	11.72	3,103,052
Qualified XII (1.10)	433,687.394	12.18	5,282,312
Qualified XII (1.15)	348,808.556	12.14	4,234,536
Qualified XII (1.20)	140,809.631	12.09	1,702,388

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Initial Class
(continued)
Qualified XII (1.25)	363,925.551	$ 12.08	$ 4,396,221
Qualified XII (1.30)	10,090.973	12.04	121,495
Qualified XII (1.35)	12,915.423	11.55	149,173
Qualified XII (1.40)	63,114.453	11.52	727,078
Qualified XII (1.45)	17,633.194	11.49	202,605
Qualified XII (1.50)	23,131.849	11.47	265,322
Qualified XIII	507.193	11.78	5,975
Qualified XV	87,308.231	11.78	1,028,491
Qualified XVI	346,066.988	11.47	3,969,388
Qualified XVII	36,404.806	11.61	422,660
Qualified XVIII	51,087.897	11.61	593,130
Qualified XXII	1,816.503	12.07	21,925
Qualified XXVI	28,258.384	11.81	333,732
Qualified XXVII	7,607,082.140	11.73	89,231,074
Qualified XXVIII	2,735,615.158	11.74	32,116,122
Qualified XXXII	36,078.173	11.61	418,868
Qualified XXXIII (0.65)	50,514.972	11.95	603,654
Qualified XXXIV	37,239.982	7.96	296,430
Qualified XXXVI	71,028.315	12.01	853,050
Qualified XXXVIII	328,746.397	8.04	2,643,121
Qualified XLIII	27,739.028	7.95	220,525
Qualified LIV	139,273.196	12.27	1,708,882
Qualified LVI	427,438.744	12.48	5,334,436
	46,362,485.983		$ 549,792,602
ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	0.714	$ 13.58	$ 10
Qualified XII (1.00)	35,099.365	13.84	485,775
	35,100.079		$ 485,785
ING Oppenheimer Strategic Income Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	20,135.058	$ 11.87	$ 239,003

ING Oppenheimer Strategic Income Portfolio - Initial
Class
Currently payable annuity contracts:	489,153.626	$11.28 to $11.83	$ 5,780,345
Contracts in accumulation period:
ING Custom Choice 65	5,963.746	12.15	72,460
Qualified V	2,340.363	11.44	26,774
Qualified VI	2,830,785.330	11.53	32,638,955
Qualified VIII	2,132.701	11.53	24,590
Qualified X (1.15)	153,233.097	11.59	1,775,972
Qualified X (1.25)	214,717.990	11.53	2,475,698
Qualified XII (0.00)	12,133.898	12.26	148,762
Qualified XII (0.05)	155,271.388	12.40	1,925,365
Qualified XII (0.20)	26,666.708	12.14	323,734
Qualified XII (0.25)	4,909.841	12.11	59,458

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Strategic Income Portfolio - Initial
Class (continued)
Qualified XII (0.30)	245,721.929	$ 12.08	$ 2,968,321
Qualified XII (0.35)	3,456.695	12.18	42,103
Qualified XII (0.40)	121,301.487	12.02	1,458,044
Qualified XII (0.45)	10.657	11.99	128
Qualified XII (0.50)	579,986.849	12.10	7,017,841
Qualified XII (0.55)	75,933.794	12.06	915,762
Qualified XII (0.60)	77,956.369	12.02	937,036
Qualified XII (0.65)	419,707.869	11.88	4,986,129
Qualified XII (0.70)	145,462.170	11.85	1,723,727
Qualified XII (0.75)	339,095.102	11.92	4,042,014
Qualified XII (0.80)	433,939.233	11.92	5,172,556
Qualified XII (0.85)	452,813.865	11.89	5,383,957
Qualified XII (0.90)	67,603.559	11.86	801,778
Qualified XII (0.95)	532,417.738	11.70	6,229,288
Qualified XII (1.00)	1,438,469.021	11.80	16,973,934
Qualified XII (1.05)	84,120.336	11.65	980,002
Qualified XII (1.10)	116,248.158	11.62	1,350,804
Qualified XII (1.15)	47,964.574	11.70	561,186
Qualified XII (1.20)	64,382.817	11.56	744,265
Qualified XII (1.25)	166,621.030	11.64	1,939,469
Qualified XII (1.30)	9,467.109	11.61	109,913
Qualified XII (1.35)	1,431.876	11.63	16,653
Qualified XII (1.40)	36,007.060	11.45	412,281
Qualified XII (1.45)	9,210.078	11.42	105,179
Qualified XII (1.50)	1,304.454	11.39	14,858
Qualified XIII	4,120.878	11.70	48,214
Qualified XV	14,259.978	11.70	166,842
Qualified XVI	86,140.140	11.39	981,136
Qualified XVII	16,990.790	11.53	195,904
Qualified XVIII	9,735.023	11.53	112,245
Qualified XXI	27,838.137	11.79	328,212
Qualified XXVI	4,927.888	11.73	57,804
Qualified XXVII	1,046,131.425	11.81	12,354,812
Qualified XXVIII	410,735.464	11.82	4,854,893
Qualified XXXII	4,194.931	11.53	48,368
Qualified XXXIII (0.65)	49,818.088	11.88	591,839
Qualified XXXIV	25,468.968	10.27	261,566
Qualified XXXVI	10,192.909	11.93	121,601
Qualified XXXVIII	46,923.126	10.37	486,593
Qualified XLIII	1,785.888	10.26	18,323
Qualified LIV	75,277.165	12.02	904,832
Qualified LVI	103,329.058	12.22	1,262,681
	11,305,812.373		$ 132,935,206

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Strategic Income Portfolio - Service
Class
Currently payable annuity contracts:	1,059.986	$ 11.36	$ 12,041
Contracts in accumulation period:
ING MAP PLUS NP8	18,470.977	10.56	195,054
ING MAP PLUS NP9	3,016.175	10.55	31,821
ING MAP PLUS NP11	10,868.769	10.52	114,339
ING MAP PLUS NP12	4,262.549	10.50	44,757
ING MAP PLUS NP13	7,293.900	10.49	76,513
ING MAP PLUS NP16	1,604.032	10.45	16,762
ING MAP PLUS NP18	2,247.768	10.42	23,422
ING MAP PLUS NP23	2,501.156	10.35	25,887
ING MAP PLUS NP27	1,424.651	10.30	14,674
ING MAP PLUS NP28	3,037.301	10.28	31,223
ING MAP PLUS NP30	2,148.180	10.25	22,019
	57,935.444		$ 608,512
ING PIMCO Total Return Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	95,664.481	$ 12.70	$ 1,214,939

ING PIMCO Total Return Portfolio - Service Class
Currently payable annuity contracts:	664,972.058	$12.10 to $13.02	$ 8,648,365
Contracts in accumulation period:
ING Custom Choice 62	3,412.253	12.79	43,643
ING Custom Choice 65	8,191.237	12.78	104,684
ING MAP PLUS NP1	151,147.496	13.51	2,042,003
ING MAP PLUS NP4	29,239.881	13.39	391,522
ING MAP PLUS NP6	50,540.530	13.31	672,694
ING MAP PLUS NP8	35,498.048	13.23	469,639
ING MAP PLUS NP9	46,977.881	13.19	619,638
ING MAP PLUS NP10	27,386.243	13.15	360,129
ING MAP PLUS NP11	55,898.879	13.11	732,834
ING MAP PLUS NP12	2,106.961	13.07	27,538
ING MAP PLUS NP13	23,767.567	13.04	309,929
ING MAP PLUS NP14	20,435.528	13.00	265,662
ING MAP PLUS NP15	58,741.481	12.96	761,290
ING MAP PLUS NP17	12,959.002	12.88	166,912
ING MAP PLUS NP18	39,093.712	12.85	502,354
ING MAP PLUS NP19	15,915.360	12.81	203,876
ING MAP PLUS NP20	20,503.810	12.77	261,834
ING MAP PLUS NP21	25,393.364	12.73	323,258
ING MAP PLUS NP22	9,983.123	12.69	126,686
ING MAP PLUS NP23	14,757.809	12.66	186,834
ING MAP PLUS NP24	1,307.282	12.62	16,498
ING MAP PLUS NP25	418.918	12.58	5,270
ING MAP PLUS NP26	7,898.665	12.55	99,128
ING MAP PLUS NP27	662.812	12.51	8,292
ING MAP PLUS NP28	36,992.701	12.47	461,299
ING MAP PLUS NP29	4,781.591	12.43	59,435
ING MAP PLUS NP30	2,883.179	12.40	35,751

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Portfolio - Service Class
(continued)
ING MAP PLUS NP35	3,202.752	$ 12.22	$ 39,138
ING MAP PLUS NP36	1,024.447	12.18	12,478
Qualified VI	2,520,926.310	13.92	35,091,294
Qualified VIII	689.342	13.91	9,589
Qualified X (1.15)	71,650.491	14.02	1,004,540
Qualified X (1.25)	213,158.170	13.92	2,967,162
Qualified XII (0.00)	33,405.550	15.32	511,773
Qualified XII (0.25)	2,582.933	15.03	38,821
Qualified XII (0.30)	164,363.384	14.97	2,460,520
Qualified XII (0.35)	1,328.470	14.91	19,807
Qualified XII (0.40)	392,370.397	14.85	5,826,700
Qualified XII (0.50)	112,064.153	14.74	1,651,826
Qualified XII (0.55)	166,168.435	14.68	2,439,353
Qualified XII (0.60)	96,815.216	14.63	1,416,407
Qualified XII (0.65)	266,776.301	14.57	3,886,931
Qualified XII (0.70)	100,325.384	14.52	1,456,725
Qualified XII (0.75)	397,514.078	14.46	5,748,054
Qualified XII (0.80)	165,024.310	14.41	2,378,000
Qualified XII (0.85)	397,029.533	14.35	5,697,374
Qualified XII (0.90)	42,174.706	14.29	602,677
Qualified XII (0.95)	560,536.683	14.24	7,982,042
Qualified XII (1.00)	1,618,247.655	14.19	22,962,934
Qualified XII (1.05)	59,174.714	14.13	836,139
Qualified XII (1.10)	85,705.757	14.08	1,206,737
Qualified XII (1.15)	55,340.996	14.02	775,881
Qualified XII (1.20)	25,607.419	13.97	357,736
Qualified XII (1.25)	192,985.875	13.92	2,686,363
Qualified XII (1.30)	1,628.067	13.86	22,565
Qualified XII (1.35)	8,359.741	13.81	115,448
Qualified XII (1.40)	23,490.991	13.76	323,236
Qualified XII (1.45)	14,065.291	13.70	192,694
Qualified XII (1.50)	6,207.527	13.65	84,733
Qualified XIII	1,876.471	14.24	26,721
Qualified XV	15,193.919	14.24	216,361
Qualified XVI	86,083.739	13.65	1,175,043
Qualified XVII	1,971.936	13.92	27,449
Qualified XVIII	3,548.051	14.19	50,347
Qualified XXI	18,965.598	14.41	273,294
Qualified XXVI	4,179.050	14.29	59,719
Qualified XXVII	1,831,519.487	13.00	23,809,753
Qualified XXVIII	1,205,593.950	14.20	17,119,434
Qualified XXXII	1,201.460	12.66	15,210
Qualified XXXIII (0.65)	32,023.433	14.81	474,267
Qualified XXXIV	4,953.541	11.38	56,371
Qualified XXXVIII	61,745.215	11.48	708,835
Qualified XLIII	1,158.840	11.37	13,176
Qualified LIV	129,222.681	12.64	1,633,375
Qualified LVI	62,976.673	12.85	809,250
	12,634,026.493		$ 175,181,279

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer High Yield Portfolio - Initial Class
Currently payable annuity contracts:	83,898.549	$12.42 to $12.89	$ 1,079,959
Contracts in accumulation period:
ING Custom Choice 62	285.750	12.75	3,643
ING Custom Choice 65	1,025.302	13.18	13,513
Qualified V	2,143.378	12.68	27,178
Qualified VI	279,129.845	12.75	3,558,906
Qualified X (1.15)	3,846.356	12.80	49,233
Qualified X (1.25)	34,905.278	12.75	445,042
Qualified XII (0.00)	12,890.976	13.35	172,095
Qualified XII (0.25)	788.201	13.23	10,428
Qualified XII (0.30)	5,092.680	13.21	67,274
Qualified XII (0.35)	903.815	13.18	11,912
Qualified XII (0.40)	18,606.733	13.16	244,865
Qualified XII (0.50)	198,272.332	13.11	2,599,350
Qualified XII (0.55)	7,794.242	13.09	102,027
Qualified XII (0.60)	1,437.499	13.06	18,774
Qualified XII (0.65)	21,993.828	13.04	286,800
Qualified XII (0.70)	9,065.818	13.01	117,946
Qualified XII (0.75)	19,797.661	12.99	257,172
Qualified XII (0.80)	6,532.839	12.97	84,731
Qualified XII (0.85)	37,648.760	12.94	487,175
Qualified XII (0.90)	823.786	12.92	10,643
Qualified XII (0.95)	68,839.067	12.89	887,336
Qualified XII (1.00)	137,394.685	12.87	1,768,270
Qualified XII (1.05)	2,847.035	12.85	36,584
Qualified XII (1.10)	9,253.622	12.82	118,631
Qualified XII (1.15)	2,331.482	12.80	29,843
Qualified XII (1.20)	3,515.208	12.78	44,924
Qualified XII (1.25)	15,216.769	12.75	194,014
Qualified XII (1.30)	32.359	12.73	412
Qualified XII (1.35)	536.207	12.71	6,815
Qualified XII (1.40)	9,301.054	12.68	117,937
Qualified XII (1.45)	114.567	12.66	1,450
Qualified XV	1,846.413	12.89	23,800
Qualified XVI	4,065.911	12.64	51,393
Qualified XVII	190.668	12.75	2,431
Qualified XVIII	17,000.259	12.87	218,793
Qualified XXVI	916.708	12.92	11,844
Qualified XXXII	833.733	12.75	10,630
Qualified XXXIV	700.062	11.52	8,065
Qualified XXXVIII	6,906.786	11.62	80,257
Qualified XLIII	0.435	11.50	5
Qualified LIV	8,558.623	13.03	111,519
Qualified LVI	10,132.635	13.25	134,257
	1,047,417.916		$ 13,507,876

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer High Yield Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP8	429.415	$ 13.06	$ 5,608
ING MAP PLUS NP11	57.674	12.99	749
ING MAP PLUS NP15	963.957	12.89	12,425
ING MAP PLUS NP16	85.615	12.87	1,102
ING MAP PLUS NP17	1,677.508	12.85	21,556
ING MAP PLUS NP22	1,064.196	12.73	13,547
ING MAP PLUS NP26	1,355.368	12.64	17,132
ING MAP PLUS NP28	1,779.876	12.59	22,409
ING MAP PLUS NP29	6,844.863	12.57	86,040
	14,258.472		$ 180,568
ING Solution 2015 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1	158,073.362	$ 11.03	$ 1,743,549
ING MAP PLUS NP3	3,896.473	10.98	42,783
ING MAP PLUS NP4	544.231	10.96	5,965
ING MAP PLUS NP5	51,884.906	10.93	567,102
ING MAP PLUS NP6	12,831.504	10.91	139,992
ING MAP PLUS NP8	122,509.571	10.86	1,330,454
ING MAP PLUS NP9	10,643.098	10.83	115,265
ING MAP PLUS NP10	241,682.733	10.80	2,610,174
ING MAP PLUS NP11	81,557.190	10.78	879,187
ING MAP PLUS NP12	70,944.973	10.75	762,658
ING MAP PLUS NP13	30,161.882	10.73	323,637
ING MAP PLUS NP14	13,169.821	10.70	140,917
ING MAP PLUS NP15	119,984.689	10.68	1,281,436
ING MAP PLUS NP16	8,169.435	10.65	87,004
ING MAP PLUS NP17	63,904.419	10.63	679,304
ING MAP PLUS NP18	5,157.281	10.60	54,667
ING MAP PLUS NP19	6,179.511	10.58	65,379
ING MAP PLUS NP20	54,802.364	10.55	578,165
ING MAP PLUS NP21	88,683.438	10.53	933,837
ING MAP PLUS NP22	43,526.768	10.51	457,466
ING MAP PLUS NP23	10,648.273	10.48	111,594
ING MAP PLUS NP24	43,440.501	10.46	454,388
ING MAP PLUS NP25	4,166.540	10.43	43,457
ING MAP PLUS NP26	6,006.227	10.41	62,525
ING MAP PLUS NP28	40,875.748	10.36	423,473
ING MAP PLUS NP29	11,741.118	10.33	121,286
ING MAP PLUS NP30	11,261.164	10.31	116,103
ING MAP PLUS NP31	83.376	10.29	858
ING MAP PLUS NP32	186.744	10.26	1,916
Qualified XXXV	29,841.546	10.37	309,457
	1,346,558.886		$ 14,443,998

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	7,272.204	$ 10.53	$ 76,576
ING Custom Choice 65	212.237	11.00	2,335
ING Educator's Direct	15,153.631	10.64	161,235
Qualified V	2,040.812	10.45	21,326
Qualified VI	928,963.232	10.53	9,781,983
Qualified X (1.15)	41,355.914	10.58	437,546
Qualified X (1.25)	146,999.639	10.53	1,547,906
Qualified XII (0.00)	4,088.749	11.17	45,671
Qualified XII (0.05)	5,115.068	11.15	57,033
Qualified XII (0.05)	239,904.295	11.15	2,674,933
Qualified XII (0.25)	4.627	11.04	51
Qualified XII (0.30)	67,378.563	11.01	741,838
Qualified XII (0.35)	177,786.495	10.98	1,952,096
Qualified XII (0.40)	81,020.803	10.96	887,988
Qualified XII (0.50)	330,622.163	10.91	3,607,088
Qualified XII (0.55)	168,772.339	10.88	1,836,243
Qualified XII (0.60)	49,677.048	10.86	539,493
Qualified XII (0.65)	89,969.629	10.83	974,371
Qualified XII (0.70)	48,448.872	10.81	523,732
Qualified XII (0.75)	247,572.006	10.78	2,668,826
Qualified XII (0.80)	70,336.925	10.76	756,825
Qualified XII (0.85)	167,270.596	10.73	1,794,813
Qualified XII (0.90)	36,671.634	10.71	392,753
Qualified XII (0.95)	291,958.833	10.68	3,118,120
Qualified XII (1.00)	243,064.043	10.66	2,591,063
Qualified XII (1.05)	74,873.548	10.63	795,906
Qualified XII (1.10)	41,741.254	10.61	442,875
Qualified XII (1.15)	80,897.833	10.58	855,899
Qualified XII (1.20)	21,220.311	10.56	224,086
Qualified XII (1.25)	116,541.388	10.53	1,227,181
Qualified XII (1.30)	4,000.473	10.51	42,045
Qualified XII (1.35)	6,516.223	10.48	68,290
Qualified XII (1.40)	13,366.098	10.46	139,809
Qualified XII (1.45)	828.652	10.43	8,643
Qualified XIII	42.766	10.68	457
Qualified XV	10,015.618	10.68	106,967
Qualified XVI	61,392.345	10.41	639,094
Qualified XVII	363.975	10.53	3,833
Qualified XVIII	6,121.017	10.53	64,454
Qualified XXI	8,441.770	10.76	90,833
Qualified XXVIII	52,089.768	8.74	455,265
Qualified XXXII	5,760.149	10.53	60,654
Qualified XXXIV	74,783.759	8.71	651,367
Qualified XXXVI	404.821	10.88	4,404
Qualified XXXVIII	1,633.215	8.80	14,372
Qualified XLIII	239.266	8.71	2,084
Qualified LIV	23,640.030	10.88	257,204
Qualified LVI	91,455.778	11.06	1,011,501
	4,158,030.414		$ 44,359,067

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2025 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1	262,025.878	$ 10.64	$ 2,787,955
ING MAP PLUS NP3	428.293	10.59	4,536
ING MAP PLUS NP4	5,959.523	10.57	62,992
ING MAP PLUS NP5	20,716.661	10.54	218,354
ING MAP PLUS NP6	5,051.222	10.52	53,139
ING MAP PLUS NP8	128,810.653	10.47	1,348,648
ING MAP PLUS NP9	28,071.575	10.44	293,067
ING MAP PLUS NP10	142,643.805	10.42	1,486,348
ING MAP PLUS NP11	196,687.840	10.40	2,045,554
ING MAP PLUS NP12	122,240.617	10.37	1,267,635
ING MAP PLUS NP13	36,490.424	10.35	377,676
ING MAP PLUS NP14	37,273.005	10.32	384,657
ING MAP PLUS NP15	188,034.220	10.30	1,936,752
ING MAP PLUS NP16	15,537.211	10.28	159,723
ING MAP PLUS NP17	44,007.244	10.25	451,074
ING MAP PLUS NP18	9,078.126	10.23	92,869
ING MAP PLUS NP19	18,585.218	10.20	189,569
ING MAP PLUS NP20	55,289.288	10.18	562,845
ING MAP PLUS NP21	167,758.864	10.16	1,704,430
ING MAP PLUS NP22	18,938.406	10.13	191,846
ING MAP PLUS NP23	33,769.683	10.11	341,411
ING MAP PLUS NP24	57,200.921	10.08	576,585
ING MAP PLUS NP25	19,997.804	10.06	201,178
ING MAP PLUS NP26	8,687.819	10.04	87,226
ING MAP PLUS NP28	49,103.335	9.99	490,542
ING MAP PLUS NP29	16,848.549	9.97	167,980
ING MAP PLUS NP30	21,650.436	9.94	215,205
ING MAP PLUS NP32	9,989.203	9.90	98,893
Qualified XXXV	32,564.815	9.82	319,786
	1,753,440.638		$ 18,118,475
ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
ING Educator's Direct	2,092.276	$ 10.56	$ 22,094
Qualified V	1,458.207	10.09	14,713
Qualified VI	1,538,140.817	10.17	15,642,892
Qualified X (1.15)	73,998.164	10.22	756,261
Qualified X (1.25)	104,635.874	10.17	1,064,147
Qualified XII (0.00)	22,242.475	10.78	239,774
Qualified XII (0.05)	11,112.496	10.78	119,793
Qualified XII (0.05)	520,086.843	10.78	5,606,536
Qualified XII (0.25)	4,187.309	10.65	44,595
Qualified XII (0.30)	159,045.001	10.63	1,690,648
Qualified XII (0.35)	208,947.070	10.60	2,214,839
Qualified XII (0.40)	123,122.055	10.58	1,302,631
Qualified XII (0.50)	305,840.267	10.53	3,220,498
Qualified XII (0.55)	227,404.593	10.51	2,390,022
Qualified XII (0.60)	167,233.892	10.48	1,752,611

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2025 Portfolio - Service Class (continued)
Qualified XII (0.65)	151,114.522	$ 10.46	$ 1,580,658
Qualified XII (0.70)	103,006.713	10.43	1,074,360
Qualified XII (0.75)	334,408.005	10.41	3,481,187
Qualified XII (0.80)	50,474.564	10.38	523,926
Qualified XII (0.85)	378,623.796	10.36	3,922,543
Qualified XII (0.90)	55,673.105	10.34	575,660
Qualified XII (0.95)	423,805.937	10.31	4,369,439
Qualified XII (1.00)	420,889.835	10.29	4,330,956
Qualified XII (1.05)	39,984.322	10.26	410,239
Qualified XII (1.10)	100,654.972	10.24	1,030,707
Qualified XII (1.15)	100,241.190	10.22	1,024,465
Qualified XII (1.20)	40,896.503	10.19	416,735
Qualified XII (1.25)	82,788.786	10.17	841,962
Qualified XII (1.30)	958.876	10.14	9,723
Qualified XII (1.35)	22,875.908	10.12	231,504
Qualified XII (1.40)	34,899.102	10.10	352,481
Qualified XII (1.45)	7,565.626	10.07	76,186
Qualified XII (1.50)	1,297.052	10.05	13,035
Qualified XV	2,691.317	10.31	27,747
Qualified XVI	53,745.741	10.05	540,145
Qualified XVIII	289.237	10.17	2,942
Qualified XXI	23,661.741	10.38	245,609
Qualified XXVI	1,852.910	10.34	19,159
Qualified XXVIII	53,293.638	8.06	429,547
Qualified XXXII	2,054.815	10.17	20,897
Qualified XXXIV	172,290.764	8.04	1,385,218
Qualified XXXVI	677.522	10.51	7,121
Qualified XXXVIII	35,287.309	8.12	286,533
Qualified XLIII	167.641	8.03	1,346
Qualified LIV	25,924.091	10.51	272,462
Qualified LVI	86,099.831	10.68	919,546
	6,277,742.710		$ 64,506,092
ING Solution 2035 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1	150,884.545	$ 10.71	$ 1,615,973
ING MAP PLUS NP4	1,257.190	10.63	13,364
ING MAP PLUS NP5	7,444.429	10.61	78,985
ING MAP PLUS NP6	8,899.254	10.58	94,154
ING MAP PLUS NP8	229,827.971	10.53	2,420,089
ING MAP PLUS NP9	47,433.522	10.51	498,526
ING MAP PLUS NP10	82,459.993	10.48	864,181
ING MAP PLUS NP11	159,667.905	10.46	1,670,126
ING MAP PLUS NP12	105,691.039	10.43	1,102,358
ING MAP PLUS NP13	43,318.357	10.41	450,944
ING MAP PLUS NP14	67,503.508	10.39	701,361
ING MAP PLUS NP15	124,199.824	10.36	1,286,710
ING MAP PLUS NP16	2,429.359	10.34	25,120
ING MAP PLUS NP17	62,793.396	10.31	647,400

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2035 Portfolio - Adviser Class
(continued)
ING MAP PLUS NP18	8,217.741	$ 10.29	$ 84,561
ING MAP PLUS NP19	23,111.433	10.27	237,354
ING MAP PLUS NP20	35,771.836	10.24	366,304
ING MAP PLUS NP21	130,278.121	10.22	1,331,442
ING MAP PLUS NP22	54,625.843	10.19	556,637
ING MAP PLUS NP23	31,305.250	10.17	318,374
ING MAP PLUS NP24	26,215.307	10.15	266,085
ING MAP PLUS NP25	14,818.533	10.12	149,964
ING MAP PLUS NP26	14,337.577	10.10	144,810
ING MAP PLUS NP28	44,491.299	10.05	447,138
ING MAP PLUS NP29	21,435.343	10.03	214,996
ING MAP PLUS NP30	16,196.088	10.00	161,961
ING MAP PLUS NP32	2,167.846	9.96	21,592
Qualified XXXV	29,856.035	9.77	291,693
	1,546,638.544		$ 16,062,202
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	1,694.077	$ 10.68	$ 18,093
ING Educator's Direct	3,899.112	10.60	41,331
Qualified VI	1,094,384.887	10.23	11,195,557
Qualified X (1.15)	16,122.758	10.28	165,742
Qualified X (1.25)	90,548.370	10.23	926,310
Qualified XII (0.00)	18,214.071	10.84	197,441
Qualified XII (0.05)	384,241.446	10.84	4,165,177
Qualified XII (0.05)	31,625.630	10.84	342,822
Qualified XII (0.25)	1,379.088	10.72	14,784
Qualified XII (0.30)	187,608.877	10.69	2,005,539
Qualified XII (0.35)	150,257.780	10.67	1,603,251
Qualified XII (0.40)	87,227.769	10.64	928,103
Qualified XII (0.50)	351,860.990	10.59	3,726,208
Qualified XII (0.55)	145,854.815	10.57	1,541,685
Qualified XII (0.60)	127,988.927	10.54	1,349,003
Qualified XII (0.65)	140,233.994	10.52	1,475,262
Qualified XII (0.70)	63,674.359	10.49	667,944
Qualified XII (0.75)	191,833.621	10.47	2,008,498
Qualified XII (0.80)	32,178.350	10.45	336,264
Qualified XII (0.85)	395,958.584	10.42	4,125,888
Qualified XII (0.90)	77,040.042	10.40	801,216
Qualified XII (0.95)	259,975.399	10.37	2,695,945
Qualified XII (1.00)	407,306.821	10.35	4,215,626
Qualified XII (1.05)	34,200.753	10.32	352,952
Qualified XII (1.10)	85,420.119	10.30	879,827
Qualified XII (1.15)	81,375.933	10.28	836,545
Qualified XII (1.20)	23,877.285	10.25	244,742
Qualified XII (1.25)	92,868.873	10.23	950,049
Qualified XII (1.30)	2,119.711	10.20	21,621
Qualified XII (1.35)	7,735.779	10.18	78,750
Qualified XII (1.40)	20,554.785	10.16	208,837

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2035 Portfolio - Service Class (continued)
Qualified XII (1.45)	817.295	$ 10.13	$ 8,279
Qualified XII (1.50)	685.135	10.11	6,927
Qualified XIII	1,787.817	10.37	18,540
Qualified XV	2,952.218	10.37	30,615
Qualified XVI	63,080.119	10.11	637,740
Qualified XXI	52,485.063	10.45	548,469
Qualified XXVI	667.627	10.40	6,943
Qualified XXVIII	9,342.595	7.85	73,339
Qualified XXXII	2,484.698	10.23	25,418
Qualified XXXIV	184,057.408	7.79	1,433,807
Qualified XXXVI	5,022.187	10.57	53,085
Qualified XXXVIII	23,235.319	7.87	182,862
Qualified XLIII	1,785.851	7.78	13,894
Qualified LIV	27,639.989	10.57	292,155
Qualified LVI	79,931.999	10.74	858,470
	5,065,238.325		$ 52,311,555
ING Solution 2045 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1	233,555.667	$ 10.68	$ 2,494,375
ING MAP PLUS NP3	363.272	10.63	3,862
ING MAP PLUS NP4	9,620.181	10.61	102,070
ING MAP PLUS NP5	18,128.222	10.58	191,797
ING MAP PLUS NP6	792.781	10.56	8,372
ING MAP PLUS NP8	208,674.355	10.51	2,193,167
ING MAP PLUS NP9	75,074.933	10.48	786,785
ING MAP PLUS NP10	21,464.103	10.46	224,515
ING MAP PLUS NP11	60,530.591	10.43	631,334
ING MAP PLUS NP12	26,507.884	10.41	275,947
ING MAP PLUS NP13	8,181.745	10.39	85,008
ING MAP PLUS NP14	34,368.625	10.36	356,059
ING MAP PLUS NP15	83,761.305	10.34	866,092
ING MAP PLUS NP16	1,825.817	10.31	18,824
ING MAP PLUS NP17	24,501.953	10.29	252,125
ING MAP PLUS NP18	1,355.383	10.26	13,906
ING MAP PLUS NP19	17,142.911	10.24	175,543
ING MAP PLUS NP20	9,546.795	10.22	97,568
ING MAP PLUS NP21	89,047.297	10.19	907,392
ING MAP PLUS NP22	29,934.095	10.17	304,430
ING MAP PLUS NP23	15,913.212	10.15	161,519
ING MAP PLUS NP24	15,665.328	10.12	158,533
ING MAP PLUS NP25	8,170.557	10.10	82,523
ING MAP PLUS NP26	21,156.942	10.07	213,050
ING MAP PLUS NP28	23,540.775	10.03	236,114
ING MAP PLUS NP29	13,704.817	10.00	137,048
ING MAP PLUS NP30	7,775.526	9.98	77,600
ING MAP PLUS NP32	5,223.695	9.93	51,871
Qualified XXXV	5,984.831	9.58	57,335
	1,071,513.598		$ 11,164,764

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 65	1,015.793	$ 10.65	$ 10,818
ING Educator's Direct	540.387	10.52	5,685
Qualified VI	851,090.980	10.19	8,672,617
Qualified X (1.15)	5,330.771	10.24	54,587
Qualified X (1.25)	43,817.978	10.19	446,505
Qualified XII (0.00)	8,009.838	10.81	86,586
Qualified XII (0.05)	6,808.083	10.81	73,595
Qualified XII (0.05)	242,653.995	10.81	2,623,090
Qualified XII (0.30)	188,720.886	10.66	2,011,765
Qualified XII (0.35)	23,400.037	10.63	248,742
Qualified XII (0.40)	51,178.090	10.61	543,000
Qualified XII (0.50)	231,366.393	10.56	2,443,229
Qualified XII (0.55)	78,794.889	10.53	829,710
Qualified XII (0.60)	71,189.402	10.51	748,201
Qualified XII (0.65)	112,068.543	10.48	1,174,478
Qualified XII (0.70)	82,415.365	10.46	862,065
Qualified XII (0.75)	64,778.297	10.44	676,285
Qualified XII (0.80)	25,564.063	10.41	266,122
Qualified XII (0.85)	325,381.614	10.39	3,380,715
Qualified XII (0.90)	25,893.208	10.36	268,254
Qualified XII (0.95)	223,053.876	10.34	2,306,377
Qualified XII (1.00)	280,819.375	10.31	2,895,248
Qualified XII (1.05)	11,903.848	10.29	122,491
Qualified XII (1.10)	86,834.638	10.27	891,792
Qualified XII (1.15)	36,848.140	10.24	377,325
Qualified XII (1.20)	35,894.039	10.22	366,837
Qualified XII (1.25)	71,842.079	10.19	732,071
Qualified XII (1.35)	7,127.194	10.15	72,341
Qualified XII (1.40)	30,750.368	10.12	311,194
Qualified XII (1.45)	388.067	10.10	3,919
Qualified XIII	173.561	10.34	1,795
Qualified XV	2,577.048	10.34	26,647
Qualified XVI	34,042.242	10.08	343,146
Qualified XXI	20,046.662	10.41	208,686
Qualified XXVI	7,792.610	10.36	80,731
Qualified XXVIII	14,708.823	7.58	111,493
Qualified XXXII	516.212	10.19	5,260
Qualified XXXIV	118,925.979	7.51	893,134
Qualified XXXVI	13,923.775	10.53	146,617
Qualified XXXVIII	4,876.580	7.58	36,964
Qualified XLIII	3,224.069	7.51	24,213
Qualified LIV	15,745.979	10.53	165,805
Qualified LVI	48,960.976	10.71	524,372
	3,510,994.752		$ 36,074,507

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution Growth and Income Portfolio - Service
Class
Contracts in accumulation period:
Qualified VI	54,766.107	$ 9.07	$ 496,729
Qualified XII (0.40)	592.017	9.20	5,447
Qualified XII (0.50)	6,410.067	9.19	58,909
Qualified XII (0.65)	184.291	9.16	1,688
Qualified XII (0.70)	6,850.664	9.16	62,752
Qualified XII (0.75)	4,544.490	9.15	41,582
Qualified XII (0.80)	12,785.503	9.14	116,859
Qualified XII (0.85)	4,558.170	9.13	41,616
Qualified XII (0.95)	612.883	9.12	5,589
Qualified XII (1.00)	16,404.086	9.11	149,441
Qualified XII (1.05)	191.732	9.10	1,745
Qualified XII (1.10)	2,514.922	9.10	22,886
Qualified XII (1.15)	125.923	9.09	1,145
Qualified XII (1.20)	8.140	9.08	74
Qualified XII (1.25)	1,563.332	9.07	14,179
Qualified XII (1.40)	974.008	9.05	8,815
Qualified XII (1.50)	2.793	9.04	25
Qualified XV	384.480	9.12	3,506
Qualified XVI	504.741	9.04	4,563
Qualified LIV	99.729	9.14	912
Qualified LVI	53,194.021	9.22	490,449
	167,272.099		$ 1,528,911
ING Solution Growth Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	37,360.880	$ 8.49	$ 317,194
Qualified XII (0.50)	87.845	8.59	755
Qualified XII (0.60)	2,436.406	8.58	20,904
Qualified XII (0.70)	6,279.235	8.57	53,813
Qualified XII (0.75)	7,710.824	8.56	66,005
Qualified XII (0.80)	1,444.561	8.55	12,351
Qualified XII (0.85)	942.166	8.54	8,046
Qualified XII (0.90)	777.623	8.54	6,641
Qualified XII (0.95)	5,444.234	8.53	46,439
Qualified XII (1.00)	2,057.677	8.52	17,531
Qualified XII (1.10)	9.002	8.51	77
Qualified XII (1.25)	3,939.496	8.49	33,446
Qualified XII (1.45)	1.748	8.46	15
Qualified XII (1.50)	163.218	8.45	1,379
Qualified XV	480.662	8.53	4,100
Qualified XVI	331.570	8.45	2,802
Qualified XXXIV	55.922	8.58	480
Qualified XLIII	8.538	8.57	73
Qualified LIV	494.888	8.55	4,231
Qualified LVI	16,340.176	8.63	141,016
	86,366.671		$ 737,298

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution Income Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP1	13,464.276	$ 11.32	$ 152,416
ING MAP PLUS NP4	72.617	11.24	816
ING MAP PLUS NP5	595.009	11.22	6,676
ING MAP PLUS NP6	32,488.331	11.19	363,544
ING MAP PLUS NP8	170,775.284	11.14	1,902,437
ING MAP PLUS NP9	10,193.437	11.11	113,249
ING MAP PLUS NP10	271,603.705	11.09	3,012,085
ING MAP PLUS NP11	51,323.684	11.06	567,640
ING MAP PLUS NP12	16,510.184	11.04	182,272
ING MAP PLUS NP13	15,857.643	11.01	174,593
ING MAP PLUS NP14	8,022.232	10.98	88,084
ING MAP PLUS NP15	26,780.773	10.96	293,517
ING MAP PLUS NP16	636.554	10.93	6,958
ING MAP PLUS NP17	4,055.312	10.91	44,243
ING MAP PLUS NP18	5,842.404	10.88	63,565
ING MAP PLUS NP19	7,741.601	10.86	84,074
ING MAP PLUS NP20	6,358.440	10.83	68,862
ING MAP PLUS NP21	41,209.490	10.81	445,475
ING MAP PLUS NP22	6,736.778	10.78	72,622
ING MAP PLUS NP23	6,289.675	10.76	67,677
ING MAP PLUS NP24	4,548.769	10.73	48,808
ING MAP PLUS NP25	1,911.927	10.71	20,477
ING MAP PLUS NP26	1,570.810	10.68	16,776
ING MAP PLUS NP28	798.683	10.63	8,490
ING MAP PLUS NP29	1,216.712	10.61	12,909
Qualified XXXV	69,181.671	10.95	757,539
	775,786.001		$ 8,575,804
ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
ING Custom Choice 62	428.208	$ 10.81	$ 4,629
ING Educator's Direct	2,293.241	10.79	24,744
Qualified VI	192,703.855	10.81	2,083,129
Qualified X (1.15)	24,467.136	10.87	265,958
Qualified X (1.25)	72,886.002	10.81	787,898
Qualified XII (0.00)	1,577.564	11.47	18,095
Qualified XII (0.05)	5,378.281	11.45	61,581
Qualified XII (0.05)	54,898.023	11.45	628,582
Qualified XII (0.30)	88,527.613	11.31	1,001,247
Qualified XII (0.35)	6,530.975	11.28	73,669
Qualified XII (0.40)	4,425.902	11.25	49,791
Qualified XII (0.50)	39,728.313	11.20	444,957
Qualified XII (0.55)	29,370.418	11.17	328,068
Qualified XII (0.60)	16,993.362	11.15	189,476
Qualified XII (0.65)	14,482.280	11.12	161,043
Qualified XII (0.70)	5,121.467	11.10	56,848
Qualified XII (0.75)	17,152.884	11.07	189,882
Qualified XII (0.80)	3,327.043	11.04	36,731

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution Income Portfolio - Service Class
(continued)
Qualified XII (0.85)	21,319.669	$ 11.02	$ 234,943
Qualified XII (0.90)	2,103.854	10.99	23,121
Qualified XII (0.95)	52,352.801	10.97	574,310
Qualified XII (1.00)	76,015.399	10.94	831,608
Qualified XII (1.05)	20,186.231	10.92	220,434
Qualified XII (1.10)	5,371.176	10.89	58,492
Qualified XII (1.15)	3,196.327	10.87	34,744
Qualified XII (1.20)	293.797	10.84	3,185
Qualified XII (1.25)	10,307.885	10.81	111,428
Qualified XII (1.30)	4.811	10.79	52
Qualified XII (1.40)	2,884.685	10.74	30,982
Qualified XVI	601.291	10.69	6,428
Qualified XXI	639.732	11.04	7,063
Qualified XXVIII	66.067	9.69	640
Qualified XXXII	1,178.048	10.81	12,735
Qualified XXXIV	20,297.887	9.63	195,469
Qualified LIV	465.446	11.17	5,199
Qualified LVI	54,632.582	11.36	620,626
	852,210.255		$ 9,377,787
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	30,082.844	$ 10.40	$ 312,862

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Currently payable annuity contracts:	86,939.064	$ 11.10	$ 965,024
Contracts in accumulation period:
ING Custom Choice 62	1,142.429	10.87	12,418
ING Custom Choice 65	112,757.786	11.86	1,337,307
ING MAP PLUS NP8	1,354.303	10.00	13,543
ING MAP PLUS NP12	2.683	9.92	27
ING MAP PLUS NP17	1,556.700	9.82	15,287
ING MAP PLUS NP18	1,119.710	9.80	10,973
ING MAP PLUS NP20	55.124	9.76	538
ING MAP PLUS NP25	69.518	9.66	672
ING MAP PLUS NP26	1,527.496	9.64	14,725
ING MAP PLUS NP28	4,375.277	9.61	42,046
Qualified V	1,268.538	10.78	13,675
Qualified VI	8,972,501.303	10.87	97,531,089
Qualified VIII	15,069.068	10.86	163,650
Qualified X (1.15)	493,207.944	10.92	5,385,831
Qualified X (1.25)	485,922.401	10.87	5,281,976
Qualified XII (0.00)	26,279.156	11.95	314,036
Qualified XII (0.05)	159,816.747	11.93	1,906,614
Qualified XII (0.10)	392.427	11.50	4,513
Qualified XII (0.20)	114,828.668	11.44	1,313,640
Qualified XII (0.25)	26,332.149	11.74	309,139
Qualified XII (0.30)	184,692.166	11.38	2,101,797
Qualified XII (0.35)	32,556.924	11.36	369,847

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class (continued)
Qualified XII (0.40)	115,093.971	$ 11.33	$ 1,304,015
Qualified XII (0.45)	946.317	11.30	10,693
Qualified XII (0.50)	645,672.668	11.64	7,515,630
Qualified XII (0.55)	215,175.090	11.25	2,420,720
Qualified XII (0.60)	143,812.966	11.22	1,613,581
Qualified XII (0.65)	954,280.218	11.19	10,678,396
Qualified XII (0.70)	244,910.581	11.42	2,796,879
Qualified XII (0.75)	304,508.519	11.38	3,465,307
Qualified XII (0.80)	817,391.305	11.47	9,375,478
Qualified XII (0.85)	906,218.736	11.45	10,376,205
Qualified XII (0.90)	73,973.962	11.41	844,043
Qualified XII (0.95)	915,364.102	11.03	10,096,466
Qualified XII (1.00)	2,362,841.086	11.36	26,841,875
Qualified XII (1.05)	134,669.279	10.97	1,477,322
Qualified XII (1.10)	251,334.351	11.30	2,840,078
Qualified XII (1.15)	176,871.377	11.26	1,991,572
Qualified XII (1.20)	63,514.012	11.22	712,627
Qualified XII (1.25)	151,793.930	11.20	1,700,092
Qualified XII (1.30)	8,265.343	11.17	92,324
Qualified XII (1.35)	12,832.712	10.81	138,722
Qualified XII (1.40)	50,939.359	11.38	579,690
Qualified XII (1.45)	4,546.376	10.76	48,919
Qualified XII (1.50)	13,852.182	10.73	148,634
Qualified XV	83,457.055	11.03	920,531
Qualified XVI	200,139.055	10.73	2,147,492
Qualified XVII	16,042.051	10.87	174,377
Qualified XVIII	28,020.374	10.87	304,581
Qualified XXII	95.224	11.30	1,076
Qualified XXVI	54,345.732	11.05	600,520
Qualified XXVII	4,255,986.391	11.07	47,113,769
Qualified XXVIII	608,046.270	11.08	6,737,153
Qualified XXXII	15,254.853	10.87	165,820
Qualified XXXIV	65,800.504	8.05	529,694
Qualified XXXVI	71,670.958	11.25	806,298
Qualified XXXVIII	185,935.979	8.13	1,511,660
Qualified XLIII	19,831.955	8.04	159,449
Qualified LIV	76,389.732	11.74	896,815
Qualified LVI	461,822.921	11.93	5,509,547
	25,435,415.077		$ 281,756,417

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP1	3,339.478	$ 11.55	$ 38,571
ING MAP PLUS NP8	1,351.534	11.31	15,286
ING MAP PLUS NP11	14,064.597	11.21	157,664
ING MAP PLUS NP12	101.030	11.18	1,130
ING MAP PLUS NP13	6,370.098	11.15	71,027
ING MAP PLUS NP20	141.288	10.92	1,543
ING MAP PLUS NP26	32.172	10.73	345
Qualified VI	6.638	8.02	53
Qualified XII (1.00)	10,097.962	8.19	82,702
	35,504.797		$ 368,321
ING T. Rowe Price Growth Equity Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	104,844.596	$ 10.21	$ 1,070,463

ING T. Rowe Price Growth Equity Portfolio - Initial
Class
Currently payable annuity contracts:	99,789.503	$8.33 to $13.98	$ 1,244,944
Contracts in accumulation period:
ING Custom Choice 62	2,956.900	11.46	33,886
ING Custom Choice 65	7,184.050	11.57	83,119
Qualified V	1,637.476	20.91	34,240
Qualified VI	2,673,887.706	20.95	56,017,947
Qualified VIII	1,563.779	21.37	33,418
Qualified X (1.15)	156,449.510	23.82	3,726,627
Qualified X (1.25)	170,770.366	23.47	4,007,980
Qualified XII (0.00)	23,974.376	14.69	352,184
Qualified XII (0.05)	21,444.570	23.31	499,873
Qualified XII (0.10)	161.579	14.52	2,346
Qualified XII (0.20)	84,894.700	14.35	1,218,239
Qualified XII (0.25)	2,350.372	14.27	33,540
Qualified XII (0.30)	276,584.535	14.19	3,924,735
Qualified XII (0.35)	7,550.675	14.11	106,540
Qualified XII (0.40)	96,010.536	21.38	2,052,705
Qualified XII (0.45)	361.535	13.94	5,040
Qualified XII (0.50)	388,270.430	14.49	5,626,039
Qualified XII (0.55)	92,518.639	13.78	1,274,907
Qualified XII (0.60)	181,176.891	13.70	2,482,123
Qualified XII (0.65)	379,511.661	13.62	5,168,949
Qualified XII (0.70)	215,961.731	13.54	2,924,122
Qualified XII (0.75)	174,568.521	13.46	2,349,692
Qualified XII (0.80)	305,838.749	14.75	4,511,122
Qualified XII (0.85)	854,177.928	20.39	17,416,688
Qualified XII (0.90)	21,840.788	14.15	309,047
Qualified XII (0.95)	387,444.524	20.11	7,791,509
Qualified XII (1.00)	918,353.876	19.98	18,348,710
Qualified XII (1.05)	42,046.101	19.84	834,195
Qualified XII (1.10)	76,518.143	19.70	1,507,407
Qualified XII (1.15)	73,186.868	19.57	1,432,267

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity Portfolio - Initial
Class (continued)
Qualified XII (1.20)	21,863.482	$ 19.44	$ 425,026
Qualified XII (1.25)	80,998.291	19.31	1,564,077
Qualified XII (1.30)	1,607.576	19.17	30,817
Qualified XII (1.35)	2,781.310	19.04	52,956
Qualified XII (1.40)	12,873.681	18.91	243,441
Qualified XII (1.45)	2,929.276	18.79	55,041
Qualified XII (1.50)	4,894.308	18.66	91,328
Qualified XIII	205.142	21.83	4,478
Qualified XV	6,143.419	21.79	133,865
Qualified XVI	89,105.087	20.30	1,808,833
Qualified XVII	10,110.671	20.95	211,819
Qualified XVIII	9,796.116	23.47	229,915
Qualified XXI	44,193.154	22.14	978,436
Qualified XXII	51.395	22.74	1,169
Qualified XXVI	10,777.951	21.64	233,235
Qualified XXVII	1,187,887.083	24.73	29,376,448
Qualified XXVIII	672,203.209	24.68	16,589,975
Qualified XXXII	7,773.965	11.57	89,945
Qualified XXXIII (0.65)	11,083.054	11.96	132,553
Qualified XXXIV	39,602.085	8.00	316,817
Qualified XXXVI	12,007.512	12.06	144,811
Qualified XXXVIII	78,944.833	8.08	637,874
Qualified XLIII	4,443.531	7.99	35,504
Qualified LIV	55,951.545	11.45	640,645
Qualified LVI	127,487.564	11.64	1,483,955
	10,234,702.258		$ 200,867,103
ING T. Rowe Price Growth Equity Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP1	5,730.886	$ 11.62	$ 66,593
ING MAP PLUS NP5	4,310.693	11.48	49,487
ING MAP PLUS NP9	5,719.351	11.35	64,915
ING MAP PLUS NP10	17,281.967	11.32	195,632
ING MAP PLUS NP11	22,178.339	11.28	250,172
ING MAP PLUS NP13	648.227	11.22	7,273
ING MAP PLUS NP15	32,005.100	11.15	356,857
ING MAP PLUS NP17	7,974.130	11.08	88,353
ING MAP PLUS NP19	504.307	11.02	5,557
ING MAP PLUS NP21	1,552.783	10.95	17,003
ING MAP PLUS NP22	1,077.288	10.92	11,764
ING MAP PLUS NP24	381.959	10.86	4,148
ING MAP PLUS NP25	3,474.930	10.83	37,633
ING MAP PLUS NP26	6,349.704	10.79	68,513
ING MAP PLUS NP27	497.425	10.76	5,352
ING MAP PLUS NP28	15.763	10.73	169
ING MAP PLUS NP30	3,029.920	10.67	32,329
ING MAP PLUS NP32	698.747	10.60	7,407
Qualified XII (1.00)	26,346.364	12.48	328,803
	139,777.883		$ 1,597,960

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Foreign Equity Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	26,073.351	$ 8.26	$ 215,366

ING Templeton Foreign Equity Portfolio - Initial Class
Currently payable annuity contracts:	287,134.374	$8.11 to $8.18	$ 2,347,530
Contracts in accumulation period:
ING Custom Choice 62	949.859	8.20	7,789
ING Custom Choice 65	14,325.891	8.32	119,191
Qualified V	1,718.178	8.18	14,055
Qualified VI	2,683,422.528	8.20	22,004,065
Qualified VIII	25,249.948	8.20	207,050
Qualified X (1.15)	309,720.847	8.22	2,545,905
Qualified X (1.25)	203,607.012	8.20	1,669,577
Qualified XII (0.00)	7,800.206	8.38	65,366
Qualified XII (0.05)	40,449.410	8.32	336,539
Qualified XII (0.10)	228.450	8.37	1,912
Qualified XII (0.20)	39,235.968	8.35	327,620
Qualified XII (0.25)	5,403.272	8.35	45,117
Qualified XII (0.30)	68,724.452	8.34	573,162
Qualified XII (0.35)	5,041.163	8.33	41,993
Qualified XII (0.40)	21,185.695	8.32	176,265
Qualified XII (0.45)	146.743	8.32	1,221
Qualified XII (0.50)	237,632.437	8.31	1,974,726
Qualified XII (0.55)	71,936.187	8.30	597,070
Qualified XII (0.60)	21,905.613	8.30	181,817
Qualified XII (0.65)	628,073.572	8.29	5,206,730
Qualified XII (0.70)	227,496.905	8.28	1,883,674
Qualified XII (0.75)	108,189.903	8.27	894,730
Qualified XII (0.80)	345,735.973	8.27	2,859,236
Qualified XII (0.85)	523,033.040	8.26	4,320,253
Qualified XII (0.90)	33,495.573	8.25	276,338
Qualified XII (0.95)	323,240.626	8.24	2,663,503
Qualified XII (1.00)	1,174,934.114	8.24	9,681,457
Qualified XII (1.05)	39,786.479	8.23	327,443
Qualified XII (1.10)	64,765.532	8.22	532,373
Qualified XII (1.15)	57,156.426	8.22	469,826
Qualified XII (1.20)	9,053.670	8.21	74,331
Qualified XII (1.25)	47,068.530	8.20	385,962
Qualified XII (1.30)	836.000	8.19	6,847
Qualified XII (1.35)	920.321	8.19	7,537
Qualified XII (1.40)	14,037.165	8.18	114,824
Qualified XII (1.45)	2,731.137	8.17	22,313
Qualified XII (1.50)	4,406.692	8.17	36,003
Qualified XV	39,891.248	8.24	328,704
Qualified XVI	77,908.000	8.17	636,508
Qualified XVII	894.766	8.20	7,337
Qualified XVIII	10,530.032	8.20	86,346
Qualified XXVI	1,129.079	8.25	9,315

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Foreign Equity Portfolio - Initial Class
(continued)
Qualified XXVII	2,880,112.317	$ 8.17	$ 23,530,518
Qualified XXVIII	577,260.779	8.18	4,721,993
Qualified XXXII	45,067.672	8.20	369,555
Qualified XXXIII (0.65)	217.720	8.29	1,805
Qualified XXXIV	1,396.029	8.30	11,587
Qualified XXXVI	22,785.423	8.30	189,119
Qualified XXXVIII	74,448.016	8.38	623,874
Qualified XLIII	110.381	8.30	916
Qualified LIV	20,206.493	8.27	167,108
Qualified LVI	40,426.556	8.35	337,562
	11,443,164.402		$ 94,023,597
ING Templeton Foreign Equity Portfolio - Service
Class
Contracts in accumulation period:
ING MAP PLUS NP1	2,365.364	$ 10.17	$ 24,056
ING MAP PLUS NP9	8.757	10.02	88
ING MAP PLUS NP12	329.591	9.96	3,283
ING MAP PLUS NP23	702.202	9.76	6,853
ING MAP PLUS NP25	2,207.808	9.73	21,482
ING MAP PLUS NP29	96.317	9.66	930
ING MAP PLUS NP30	74.160	9.64	715
	5,784.199		$ 57,407
ING Thornburg Value Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	39,717.005	$ 10.81	$ 429,341

ING Thornburg Value Portfolio - Initial Class
Currently payable annuity contracts:	80,716.012	$6.40 to $24.89	$ 1,027,138
Contracts in accumulation period:
ING Custom Choice 65	6,059.126	11.63	70,468
Qualified V	1,059.273	24.36	25,804
Qualified VI	800,348.265	24.89	19,920,668
Qualified VIII	3,294.748	21.38	70,442
Qualified X (1.15)	39,033.162	10.95	427,413
Qualified X (1.25)	106,394.223	10.82	1,151,185
Qualified XII (0.00)	5,703.873	12.66	72,211
Qualified XII (0.05)	11,045.330	27.69	305,845
Qualified XII (0.10)	1.600	12.51	20
Qualified XII (0.20)	32,734.677	12.37	404,928
Qualified XII (0.25)	372.554	12.30	4,582
Qualified XII (0.30)	63,288.272	12.23	774,016
Qualified XII (0.35)	2,173.406	12.15	26,407
Qualified XII (0.40)	11,385.423	17.74	201,977
Qualified XII (0.45)	3.913	12.01	47
Qualified XII (0.50)	72,926.091	12.67	923,974
Qualified XII (0.55)	58,345.140	11.88	693,140
Qualified XII (0.60)	16,986.335	11.81	200,609
Qualified XII (0.65)	160,005.946	11.74	1,878,470
Qualified XII (0.70)	60,123.215	11.67	701,638

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Thornburg Value Portfolio - Initial Class
(continued)
Qualified XII (0.75)	113,352.095	$ 11.60	$ 1,314,884
Qualified XII (0.80)	146,612.252	13.06	1,914,756
Qualified XII (0.85)	226,152.986	16.92	3,826,509
Qualified XII (0.90)	15,708.611	12.48	196,043
Qualified XII (0.95)	148,286.309	16.69	2,474,898
Qualified XII (1.00)	662,227.351	16.58	10,979,729
Qualified XII (1.05)	29,364.448	16.46	483,339
Qualified XII (1.10)	43,801.972	16.35	716,162
Qualified XII (1.15)	22,821.881	16.24	370,627
Qualified XII (1.20)	10,756.819	16.13	173,507
Qualified XII (1.25)	27,027.288	16.02	432,977
Qualified XII (1.30)	352.952	15.91	5,615
Qualified XII (1.35)	0.934	15.80	15
Qualified XII (1.40)	10,806.676	15.69	169,557
Qualified XII (1.45)	556.898	15.59	8,682
Qualified XII (1.50)	1,395.801	15.48	21,607
Qualified XV	12,487.937	25.88	323,188
Qualified XVI	18,034.059	24.11	434,801
Qualified XVII	180.871	24.89	4,502
Qualified XVIII	3,958.155	10.82	42,827
Qualified XXVI	2,273.817	25.71	58,460
Qualified XXVII	902,166.577	30.95	27,922,056
Qualified XXVIII	247,846.151	30.88	7,653,489
Qualified XXXII	2,275.165	12.03	27,370
Qualified XXXIV	32,085.995	8.23	264,068
Qualified XXXVI	9,569.903	10.59	101,345
Qualified XXXVIII	39,263.551	8.31	326,280
Qualified XLIII	355.653	8.22	2,923
Qualified LIV	23,577.839	11.51	271,381
Qualified LVI	34,561.162	11.70	404,366
	4,319,862.692		$ 89,806,945
ING UBS U.S. Large Cap Equity Portfolio - Adviser
Class
Contracts in accumulation period:
Qualified XXXV	8,733.765	$ 8.82	$ 77,032

ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
Currently payable annuity contracts:	48,267.477	$10.28 to $11.33	$ 535,249
Contracts in accumulation period:
ING Custom Choice 62	568.514	10.82	6,151
ING Custom Choice 65	6,791.845	10.24	69,548
Qualified V	1,235.845	14.43	17,833
Qualified VI	2,057,275.925	14.83	30,509,402
Qualified VII	31,275.742	12.59	393,762
Qualified VIII	6,925.822	12.50	86,573
Qualified IX	2,600.365	12.67	32,947
Qualified X (1.15)	70,346.155	15.07	1,060,117
Qualified X (1.25)	170,885.892	14.83	2,534,238
Qualified XII (0.00)	7,558.729	10.77	81,408

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class (continued)
Qualified XII (0.05)	15,978.402	$ 16.50	$ 263,644
Qualified XII (0.10)	106.159	10.65	1,131
Qualified XII (0.20)	38,712.351	10.52	407,254
Qualified XII (0.25)	15,593.679	10.46	163,110
Qualified XII (0.30)	56,552.135	10.40	588,142
Qualified XII (0.35)	7,142.381	10.34	73,852
Qualified XII (0.40)	5,265.330	10.34	54,444
Qualified XII (0.45)	724.930	10.22	7,409
Qualified XII (0.50)	126,740.009	10.69	1,354,851
Qualified XII (0.55)	51,208.377	10.10	517,205
Qualified XII (0.60)	23,900.200	10.05	240,197
Qualified XII (0.65)	169,455.252	9.99	1,692,858
Qualified XII (0.70)	98,232.464	9.93	975,448
Qualified XII (0.75)	102,821.846	9.87	1,014,852
Qualified XII (0.80)	208,616.581	10.86	2,265,576
Qualified XII (0.85)	405,969.806	9.86	4,002,862
Qualified XII (0.90)	19,449.826	10.46	203,445
Qualified XII (0.95)	287,225.305	9.73	2,794,702
Qualified XII (1.00)	422,603.100	9.66	4,082,346
Qualified XII (1.05)	18,782.638	9.59	180,125
Qualified XII (1.10)	27,530.492	9.53	262,366
Qualified XII (1.15)	57,434.163	9.46	543,327
Qualified XII (1.20)	6,558.087	9.40	61,646
Qualified XII (1.25)	27,971.354	9.34	261,252
Qualified XII (1.35)	734.672	9.21	6,766
Qualified XII (1.40)	14,316.400	9.15	130,995
Qualified XII (1.45)	1,475.413	9.08	13,397
Qualified XII (1.50)	199.573	9.02	1,800
Qualified XIII	445.984	15.45	6,890
Qualified XV	14,265.969	15.42	219,981
Qualified XVI	57,645.959	14.37	828,372
Qualified XVII	31,467.076	14.83	466,657
Qualified XVIII	10,217.473	14.83	151,525
Qualified XIX	2,538.634	9.79	24,853
Qualified XX	1,220.637	12.86	15,697
Qualified XXVI	3,184.169	15.32	48,781
Qualified XXVII	678,744.491	14.39	9,767,133
Qualified XXVIII	285,676.007	14.36	4,102,307
Qualified XXX	23,460.177	12.57	294,894
Qualified XXXII	52,682.645	11.07	583,197
Qualified XXXIV	17,309.638	7.51	129,995
Qualified XXXVI	26,243.061	10.34	271,353
Qualified XXXVIII	60,955.788	7.58	462,045
Qualified XLIII	243.109	7.50	1,823
Qualified LIV	32,056.717	10.13	324,735
Qualified LVI	111,107.194	10.30	1,144,404
	6,024,497.964		$ 76,336,872

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
Contracts in accumulation period:
Qualified XII (1.00)	1,194.000	$ 8.54	$ 10,197

ING Van Kampen Comstock Portfolio - Adviser Class
Contracts in accumulation period:
Qualified XXXV	30,288.581	$ 9.39	$ 284,410

ING Van Kampen Comstock Portfolio - Service Class
Currently payable annuity contracts:	124,969.676	$9.95 to $11.16	$ 1,377,973
Contracts in accumulation period:
ING Custom Choice 62	5,582.852	10.42	58,173
ING Custom Choice 65	3,951.333	9.76	38,565
ING MAP PLUS NP4	12,954.288	10.75	139,259
ING MAP PLUS NP9	6,285.049	10.59	66,559
ING MAP PLUS NP10	5,469.369	10.56	57,757
ING MAP PLUS NP11	58,940.840	10.53	620,647
ING MAP PLUS NP14	21.905	10.44	229
ING MAP PLUS NP15	22,303.380	10.41	232,178
ING MAP PLUS NP17	15,544.245	10.35	160,883
ING MAP PLUS NP18	654.232	10.32	6,752
ING MAP PLUS NP19	2,648.440	10.29	27,252
ING MAP PLUS NP20	209.086	10.26	2,145
ING MAP PLUS NP21	771.729	10.23	7,895
ING MAP PLUS NP22	857.726	10.20	8,749
ING MAP PLUS NP23	13,401.595	10.17	136,294
ING MAP PLUS NP24	1,806.747	10.14	18,320
ING MAP PLUS NP26	86.524	10.08	872
ING MAP PLUS NP28	8,633.393	10.02	86,507
ING MAP PLUS NP29	773.178	9.99	7,724
ING MAP PLUS NP30	1,008.857	9.96	10,048
ING MAP PLUS NP32	38.153	9.90	378
Qualified V	332.718	10.88	3,620
Qualified VI	1,075,762.705	11.02	11,854,905
Qualified X (1.15)	40,516.205	11.10	449,730
Qualified X (1.25)	168,227.755	11.02	1,853,870
Qualified XII (0.00)	7,922.275	12.13	96,097
Qualified XII (0.10)	114.346	12.04	1,377
Qualified XII (0.30)	21,202.567	11.85	251,250
Qualified XII (0.35)	406.413	11.81	4,800
Qualified XII (0.40)	12,922.448	11.76	151,968
Qualified XII (0.50)	123,761.323	11.67	1,444,295
Qualified XII (0.55)	34,921.316	11.63	406,135
Qualified XII (0.60)	15,033.624	11.58	174,089
Qualified XII (0.65)	205,954.698	11.54	2,376,717
Qualified XII (0.70)	38,133.291	11.50	438,533
Qualified XII (0.75)	316,125.384	11.45	3,619,636
Qualified XII (0.80)	79,565.751	11.41	907,845
Qualified XII (0.85)	143,052.934	11.36	1,625,081

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Comstock Portfolio - Service Class
(continued)
Qualified XII (0.90)	51,499.889	11.32	582,979
Qualified XII (0.95)	128,228.846	11.28	1,446,421
Qualified XII (1.00)	617,333.776	11.23	6,932,658
Qualified XII (1.05)	17,849.987	11.19	199,741
Qualified XII (1.10)	30,612.892	11.15	341,334
Qualified XII (1.15)	25,133.708	11.10	278,984
Qualified XII (1.20)	13,994.043	11.06	154,774
Qualified XII (1.25)	66,761.114	11.02	735,707
Qualified XII (1.30)	165.960	10.98	1,822
Qualified XII (1.35)	714.984	10.93	7,815
Qualified XII (1.40)	3,264.911	10.89	35,555
Qualified XII (1.45)	2,470.358	10.85	26,803
Qualified XV	1,966.990	11.28	22,188
Qualified XVI	27,631.575	10.81	298,697
Qualified XVII	1,326.242	11.02	14,615
Qualified XVIII	4,458.639	11.23	50,071
Qualified XXVI	1,318.764	11.32	14,928
Qualified XXVII	766,795.175	13.12	10,060,353
Qualified XXXII	3,664.914	10.84	39,728
Qualified XXXIII (0.65)	18,348.060	11.73	215,223
Qualified XXXIV	1,507.205	7.71	11,621
Qualified XXXVIII	50,779.796	7.78	395,067
Qualified XLIII	2,013.248	7.70	15,502
Qualified LIV	50,822.906	9.65	490,441
Qualified LVI	18,890.276	9.81	185,314
	4,478,422.608		$ 51,283,448
ING Van Kampen Equity and Income Portfolio -
Adviser Class
Contracts in accumulation period:
Qualified XXXV	45,544.206	$ 10.80	$ 491,877

ING Van Kampen Equity and Income Portfolio -
Initial Class
Currently payable annuity contracts:	316,291.777	$10.80 to $11.33	$ 3,569,971
Contracts in accumulation period:
ING Custom Choice 65	12,153.273	11.82	143,652
Qualified V	3,491.317	11.06	38,614
Qualified VI	7,021,737.085	11.15	78,292,368
Qualified VIII	8,819.498	11.15	98,337
Qualified X (1.15)	467,664.239	11.20	5,237,839
Qualified X (1.25)	613,905.309	11.15	6,845,044
Qualified XII (0.00)	29,674.500	11.85	351,643
Qualified XII (0.05)	120,282.510	12.30	1,479,475
Qualified XII (0.10)	606.924	11.80	7,162
Qualified XII (0.20)	191,941.147	11.74	2,253,389
Qualified XII (0.25)	13,635.253	12.09	164,850
Qualified XII (0.30)	955,201.361	11.68	11,156,752
Qualified XII (0.35)	13,962.314	12.03	167,967
Qualified XII (0.40)	68,991.932	11.62	801,686
Qualified XII (0.45)	131.266	11.60	1,523

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio -
Initial Class (continued)
Qualified XII (0.50)	580,703.078	$ 11.99	$ 6,962,630
Qualified XII (0.55)	180,677.396	11.54	2,085,017
Qualified XII (0.60)	223,774.954	11.51	2,575,650
Qualified XII (0.65)	929,226.141	11.48	10,667,516
Qualified XII (0.70)	282,864.586	11.45	3,238,800
Qualified XII (0.75)	546,166.985	11.72	6,401,077
Qualified XII (0.80)	787,963.571	11.81	9,305,850
Qualified XII (0.85)	683,721.693	11.37	7,773,916
Qualified XII (0.90)	51,756.613	11.75	608,140
Qualified XII (0.95)	994,240.261	11.73	11,662,438
Qualified XII (1.00)	2,597,190.435	11.70	30,387,128
Qualified XII (1.05)	253,893.093	11.67	2,962,932
Qualified XII (1.10)	280,976.487	11.64	3,270,566
Qualified XII (1.15)	146,129.425	11.60	1,695,101
Qualified XII (1.20)	95,097.837	11.18	1,063,194
Qualified XII (1.25)	290,160.379	11.54	3,348,451
Qualified XII (1.30)	12,772.666	11.51	147,013
Qualified XII (1.35)	4,654.395	11.10	51,664
Qualified XII (1.40)	41,533.444	11.07	459,775
Qualified XII (1.45)	14,367.803	11.04	158,621
Qualified XII (1.50)	5,770.312	11.01	63,531
Qualified XV	19,506.387	11.32	220,812
Qualified XVI	181,972.550	11.01	2,003,518
Qualified XVII	1,204.444	11.15	13,430
Qualified XVIII	21,796.273	11.15	243,028
Qualified XXI	220,683.404	11.40	2,515,791
Qualified XXVI	18,007.086	11.34	204,200
Qualified XXVII	1,318,431.614	11.31	14,911,462
Qualified XXXII	15,281.651	11.15	170,390
Qualified XXXIII (0.65)	25,214.051	11.48	289,457
Qualified XXXIV	75,092.583	9.12	684,844
Qualified XXXVI	31,411.778	11.54	362,492
Qualified XXXVIII	97,347.409	9.21	896,570
Qualified XLIII	6,284.183	9.11	57,249
Qualified LIV	70,595.014	11.70	825,962
Qualified LVI	158,121.922	11.89	1,880,070
	21,103,081.608		$ 240,778,557
ING Van Kampen Equity and Income Portfolio -
Service Class
Contracts in accumulation period:
Qualified VI	0.038	$ 35.54	$ 1
Qualified XII (1.00)	4,105.261	36.27	148,898
	4,105.299		$ 148,899

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Growth and Income Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	4,381.045	$ 13.64	$ 59,757
ING MAP PLUS NP11	118.213	13.63	1,611
ING MAP PLUS NP13	368.461	13.62	5,018
ING MAP PLUS NP15	562.093	13.60	7,644
ING MAP PLUS NP21	74.784	13.56	1,014
ING MAP PLUS NP23	438.685	13.55	5,944
ING MAP PLUS NP24	98.405	13.55	1,333
ING MAP PLUS NP25	1,741.622	13.54	23,582
ING MAP PLUS NP26	154.497	13.53	2,090
ING MAP PLUS NP28	65.913	13.52	891
ING MAP PLUS NP29	497.885	13.51	6,726
ING MAP PLUS NP30	324.272	13.51	4,381
ING MAP PLUS NP32	634.477	13.49	8,559
	9,460.352		$ 128,550
ING Strategic Allocation Conservative Portfolio -
Class I
Currently payable annuity contracts:	59,480.075	$10.29 to $17.13	$ 685,756
Contracts in accumulation period:
ING Custom Choice 62	57.526	10.95	630
ING Custom Choice 65	276.500	10.75	2,972
ING MAP PLUS NP1	8,559.263	11.30	96,720
ING MAP PLUS NP4	3,861.105	11.20	43,244
ING MAP PLUS NP6	15,356.524	11.13	170,918
ING MAP PLUS NP9	14,470.040	11.03	159,605
ING MAP PLUS NP10	2,869.455	11.00	31,564
ING MAP PLUS NP11	1,337.695	10.97	14,675
ING MAP PLUS NP13	15,403.509	10.90	167,898
ING MAP PLUS NP14	557.246	10.87	6,057
ING MAP PLUS NP15	36,010.398	10.84	390,353
ING MAP PLUS NP17	4,262.409	10.77	45,906
ING MAP PLUS NP18	12,103.368	10.74	129,990
ING MAP PLUS NP19	6,754.629	10.71	72,342
ING MAP PLUS NP20	1,219.752	10.68	13,027
ING MAP PLUS NP21	2,159.387	10.65	22,997
ING MAP PLUS NP22	3,510.420	10.62	37,281
ING MAP PLUS NP23	2,497.276	10.59	26,446
ING MAP PLUS NP25	25,040.500	10.52	263,426
ING MAP PLUS NP26	3,205.145	10.49	33,622
ING MAP PLUS NP28	23,985.187	10.43	250,166
ING MAP PLUS NP29	970.419	10.40	10,092
Qualified V	221.325	16.74	3,705
Qualified VI	403,275.909	17.13	6,908,116
Qualified X (1.15)	45,770.710	17.46	799,157
Qualified X (1.25)	43,030.194	17.21	740,550
Qualified XII (0.00)	6,373.831	13.94	88,851
Qualified XII (0.05)	12,154.848	19.06	231,671
Qualified XII (0.10)	8.967	13.77	123
Qualified XII (0.20)	32.261	13.62	439

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Conservative Portfolio -
Class I (continued)
Qualified XII (0.25)	523.699	$ 13.54	$ 7,091
Qualified XII (0.30)	31,602.762	13.46	425,373
Qualified XII (0.35)	220.478	13.38	2,950
Qualified XII (0.40)	32,861.411	17.31	568,831
Qualified XII (0.45)	20.562	13.23	272
Qualified XII (0.50)	70,545.682	13.44	948,134
Qualified XII (0.55)	14,706.468	13.07	192,214
Qualified XII (0.60)	25,124.992	13.00	326,625
Qualified XII (0.65)	10,350.062	12.92	133,723
Qualified XII (0.70)	30,448.033	12.85	391,257
Qualified XII (0.75)	103,068.180	12.77	1,316,181
Qualified XII (0.80)	58,550.150	13.17	771,105
Qualified XII (0.85)	58,985.400	16.51	973,849
Qualified XII (0.90)	7,253.507	12.94	93,860
Qualified XII (0.95)	85,627.835	16.28	1,394,021
Qualified XII (1.00)	258,448.374	16.17	4,179,110
Qualified XII (1.05)	19,680.042	16.06	316,061
Qualified XII (1.10)	43,410.197	15.95	692,393
Qualified XII (1.15)	26,909.496	15.84	426,246
Qualified XII (1.20)	5,581.018	15.74	87,845
Qualified XII (1.25)	34,080.383	15.63	532,676
Qualified XII (1.30)	484.666	15.52	7,522
Qualified XII (1.35)	23.796	15.42	367
Qualified XII (1.40)	13,469.683	15.31	206,221
Qualified XII (1.45)	1,703.151	15.21	25,905
Qualified XII (1.50)	246.058	15.11	3,718
Qualified XV	1,402.976	17.82	25,001
Qualified XVI	13,842.002	16.60	229,777
Qualified XVII	12,250.145	17.90	219,278
Qualified XVIII	23,289.378	17.98	418,743
Qualified XXVI	895.807	17.94	16,071
Qualified XXVII	82,621.281	17.53	1,448,351
Qualified XXVIII	28,713.021	17.49	502,191
Qualified XXXII	1,981.425	10.93	21,657
Qualified XXXIII (0.65)	6,032.217	11.93	71,964
Qualified XXXIV	8,880.633	8.92	79,215
Qualified XXXVI	6,310.229	12.04	75,975
Qualified XXXVIII	2,024.711	9.01	18,243
Qualified LIV	5,636.783	10.64	59,975
Qualified LVI	60,497.710	10.83	655,190
	1,943,120.276		$ 29,313,480

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Growth Portfolio - Class I
Currently payable annuity contracts:	62,477.757	$8.90 to $11.59	$ 690,433
Contracts in accumulation period:
ING Custom Choice 65	4,943.873	10.34	51,120
ING MAP PLUS NP1	12,613.175	11.00	138,745
ING MAP PLUS NP4	68,130.163	10.91	743,300
ING MAP PLUS NP6	34,206.556	10.84	370,799
ING MAP PLUS NP9	48,546.865	10.75	521,879
ING MAP PLUS NP10	2,027.768	10.71	21,717
ING MAP PLUS NP11	8,728.757	10.68	93,223
ING MAP PLUS NP12	3.366	10.65	36
ING MAP PLUS NP13	26,568.904	10.62	282,162
ING MAP PLUS NP14	940.331	10.59	9,958
ING MAP PLUS NP15	45,694.270	10.56	482,531
ING MAP PLUS NP17	31,267.471	10.50	328,308
ING MAP PLUS NP18	190.229	10.46	1,990
ING MAP PLUS NP19	6,552.424	10.43	68,342
ING MAP PLUS NP20	12,450.674	10.40	129,487
ING MAP PLUS NP21	15,993.633	10.37	165,854
ING MAP PLUS NP22	1,387.116	10.34	14,343
ING MAP PLUS NP23	654.868	10.31	6,752
ING MAP PLUS NP24	198.745	10.28	2,043
ING MAP PLUS NP25	17,594.387	10.25	180,342
ING MAP PLUS NP26	1,660.690	10.22	16,972
ING MAP PLUS NP28	40,574.570	10.16	412,238
ING MAP PLUS NP29	23.858	10.13	242
ING MAP PLUS NP30	244.135	10.10	2,466
Qualified V	1,076.158	16.51	17,767
Qualified VI	1,240,398.805	16.90	20,962,740
Qualified VIII	8.582	16.88	145
Qualified X (1.15)	108,071.562	17.63	1,905,302
Qualified X (1.25)	68,406.549	17.38	1,188,906
Qualified XII (0.00)	5,281.017	11.65	61,524
Qualified XII (0.05)	5,749.276	18.80	108,086
Qualified XII (0.20)	371.557	11.38	4,228
Qualified XII (0.25)	1,364.314	11.32	15,444
Qualified XII (0.30)	39,375.734	11.25	442,977
Qualified XII (0.35)	1,090.361	11.18	12,190
Qualified XII (0.40)	15,332.764	16.45	252,224
Qualified XII (0.50)	232,238.250	11.37	2,640,549
Qualified XII (0.55)	93,456.194	10.93	1,021,476
Qualified XII (0.60)	72,186.890	10.86	783,950
Qualified XII (0.65)	42,305.793	10.80	456,903
Qualified XII (0.70)	76,887.003	10.74	825,766
Qualified XII (0.75)	127,112.819	10.68	1,357,565
Qualified XII (0.80)	99,917.942	11.29	1,128,074
Qualified XII (0.85)	140,890.919	15.69	2,210,579
Qualified XII (0.90)	23,920.806	11.00	263,129
Qualified XII (0.95)	155,921.348	15.47	2,412,103

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Growth Portfolio - Class I
(continued)
Qualified XII (1.00)	416,480.140	$ 15.37	$ 6,401,300
Qualified XII (1.05)	61,867.077	15.26	944,092
Qualified XII (1.10)	76,717.633	15.16	1,163,039
Qualified XII (1.15)	68,920.879	15.06	1,037,948
Qualified XII (1.20)	10,598.863	14.95	158,453
Qualified XII (1.25)	50,096.667	14.85	743,936
Qualified XII (1.30)	56.594	14.75	835
Qualified XII (1.35)	400.250	14.65	5,864
Qualified XII (1.40)	18,825.018	14.55	273,904
Qualified XII (1.45)	785.879	14.45	11,356
Qualified XII (1.50)	1,761.534	14.35	25,278
Qualified XIII	618.753	17.60	10,890
Qualified XV	4,822.482	17.57	84,731
Qualified XVI	33,403.612	16.37	546,817
Qualified XVIII	2,556.186	18.16	46,420
Qualified XXII	1,446.182	18.34	26,523
Qualified XXVI	481.122	17.69	8,511
Qualified XXVII	151,290.478	17.29	2,615,812
Qualified XXVIII	128,772.561	17.25	2,221,327
Qualified XXXII	6,826.991	10.83	73,936
Qualified XXXIII (0.65)	2,421.904	11.28	27,319
Qualified XXXIV	34,652.319	7.84	271,674
Qualified XXXVI	7,942.641	11.38	90,387
Qualified XXXVIII	21,181.096	7.91	167,542
Qualified XLIII	80.280	7.83	629
Qualified LIV	20,023.508	10.24	205,041
Qualified LVI	36,700.344	10.42	382,418
	4,154,770.221		$ 60,352,891
ING Strategic Allocation Moderate Portfolio - Class I
Currently payable annuity contracts:	93,017.107	$9.69 to $11.96	$ 1,035,201
Contracts in accumulation period:
ING Custom Choice 65	696.234	10.54	7,338
ING MAP PLUS NP1	11,371.280	11.15	126,790
ING MAP PLUS NP4	12,006.045	11.05	132,667
ING MAP PLUS NP6	98,850.512	10.99	1,086,367
ING MAP PLUS NP9	34,976.205	10.89	380,891
ING MAP PLUS NP10	1,167.272	10.86	12,677
ING MAP PLUS NP11	37,759.230	10.83	408,932
ING MAP PLUS NP12	41,872.099	10.80	452,219
ING MAP PLUS NP13	42,263.450	10.76	454,755
ING MAP PLUS NP14	2,194.337	10.73	23,545
ING MAP PLUS NP15	52,439.080	10.70	561,098
ING MAP PLUS NP17	51,711.132	10.64	550,206
ING MAP PLUS NP18	3,793.859	10.61	40,253
ING MAP PLUS NP19	22,648.370	10.58	239,620
ING MAP PLUS NP20	5,960.390	10.54	62,823
ING MAP PLUS NP21	4,004.212	10.51	42,084
ING MAP PLUS NP22	15,320.592	10.48	160,560

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Moderate Portfolio - Class I
(continued)
ING MAP PLUS NP23	4,572.142	$ 10.45	$ 47,779
ING MAP PLUS NP25	12,723.157	10.39	132,194
ING MAP PLUS NP26	17,614.153	10.36	182,483
ING MAP PLUS NP28	18,510.273	10.30	190,656
ING MAP PLUS NP29	1,464.320	10.27	15,039
ING MAP PLUS NP30	250.580	10.24	2,566
Qualified V	977.974	16.42	16,058
Qualified VI	998,232.356	16.81	16,780,286
Qualified VIII	365.363	16.79	6,134
Qualified X (1.15)	65,329.152	17.45	1,139,994
Qualified X (1.25)	61,258.388	17.20	1,053,644
Qualified XII (0.00)	1,789.606	12.53	22,424
Qualified XII (0.05)	3,498.491	18.68	65,352
Qualified XII (0.20)	154.642	12.24	1,893
Qualified XII (0.25)	6,622.588	12.17	80,597
Qualified XII (0.30)	55,566.074	12.10	672,349
Qualified XII (0.35)	3,161.973	12.03	38,039
Qualified XII (0.40)	55,554.388	16.63	923,869
Qualified XII (0.45)	33.553	11.89	399
Qualified XII (0.50)	205,319.901	12.17	2,498,743
Qualified XII (0.55)	291,512.384	11.76	3,428,186
Qualified XII (0.60)	105,791.642	11.69	1,236,704
Qualified XII (0.65)	83,556.995	11.62	970,932
Qualified XII (0.70)	84,891.963	11.55	980,502
Qualified XII (0.75)	163,277.086	11.49	1,876,054
Qualified XII (0.80)	92,276.639	12.04	1,111,011
Qualified XII (0.85)	87,162.221	15.86	1,382,393
Qualified XII (0.90)	18,736.778	11.75	220,157
Qualified XII (0.95)	154,711.581	15.64	2,419,689
Qualified XII (1.00)	216,269.060	15.54	3,360,821
Qualified XII (1.05)	41,239.749	15.43	636,329
Qualified XII (1.10)	86,224.877	15.33	1,321,827
Qualified XII (1.15)	78,726.350	15.22	1,198,215
Qualified XII (1.20)	16,475.636	15.12	249,112
Qualified XII (1.25)	71,489.812	15.02	1,073,777
Qualified XII (1.35)	24.502	14.81	363
Qualified XII (1.40)	29,350.865	14.71	431,751
Qualified XII (1.45)	780.472	14.61	11,403
Qualified XII (1.50)	1,641.040	14.51	23,811
Qualified XIII	630.556	17.51	11,041
Qualified XV	3,614.839	17.48	63,187
Qualified XVI	23,002.064	16.28	374,474
Qualified XVIII	3,307.384	17.98	59,467
Qualified XXII	509.059	18.24	9,285
Qualified XXVII	118,726.355	17.20	2,042,093
Qualified XXVIII	61,363.571	17.16	1,052,999
Qualified XXXII	3,125.088	10.89	34,032
Qualified XXXIII (0.65)	1,180.450	11.59	13,681

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Moderate Portfolio - Class I
(continued)
Qualified XXXIV	22,666.235	$ 8.34	$ 189,036
Qualified XXXVI	5,771.885	11.70	67,531
Qualified XXXVIII	13,435.608	8.41	112,993
Qualified LIV	7,505.723	10.43	78,285
Qualified LVI	34,863.595	10.62	370,251
	3,968,892.544		$ 56,059,916
ING Growth and Income Portfolio - Class A
Contracts in accumulation period:
Qualified XXXV	46,719.503	$ 8.62	$ 402,722

ING Growth and Income Portfolio - Class I
Currently payable annuity contracts:	1,292,571.205	$10.40 to $276.06	$ 87,856,051
Contracts in accumulation period:
ING Custom Choice 62	5,313.308	11.10	58,978
ING Custom Choice 65	114,228.371	10.97	1,253,085
Qualified I	26,992.385	266.95	7,205,617
Qualified V	788.993	20.20	15,938
Qualified VI	21,593,138.898	20.60	444,818,661
Qualified VII	2,021,218.779	19.55	39,514,827
Qualified VIII	14,411.100	19.11	275,396
Qualified IX	4,828.374	20.23	97,678
Qualified X (1.15)	999,125.377	20.94	20,921,685
Qualified X (1.25)	3,148,270.523	20.60	64,854,373
Qualified XII (0.00)	72,289.321	9.59	693,255
Qualified XII (0.05)	105,707.114	22.90	2,420,693
Qualified XII (0.10)	185.778	9.48	1,761
Qualified XII (0.20)	121,490.020	9.37	1,138,361
Qualified XII (0.25)	125,288.929	9.32	1,167,693
Qualified XII (0.30)	579,333.641	9.26	5,364,630
Qualified XII (0.35)	77,119.415	9.21	710,270
Qualified XII (0.40)	34,970.614	15.10	528,056
Qualified XII (0.45)	2,709.988	9.10	24,661
Qualified XII (0.50)	975,696.516	9.51	9,278,874
Qualified XII (0.55)	557,782.406	9.00	5,020,042
Qualified XII (0.60)	524,546.007	8.94	4,689,441
Qualified XII (0.65)	1,184,794.890	8.89	10,532,827
Qualified XII (0.70)	549,967.890	8.84	4,861,716
Qualified XII (0.75)	1,179,195.969	8.79	10,365,133
Qualified XII (0.80)	2,776,009.656	9.58	26,594,173
Qualified XII (0.85)	2,711,135.186	14.39	39,013,235
Qualified XII (0.90)	266,124.511	9.22	2,453,668
Qualified XII (0.95)	1,839,331.597	14.20	26,118,509
Qualified XII (1.00)	3,375,353.492	14.10	47,592,484
Qualified XII (1.05)	169,607.584	14.01	2,376,202
Qualified XII (1.10)	226,888.560	13.91	3,156,020
Qualified XII (1.15)	603,770.851	13.82	8,344,113
Qualified XII (1.20)	47,768.011	13.72	655,377
Qualified XII (1.25)	67,546.092	13.63	920,653

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Growth and Income Portfolio - Class I
(continued)
Qualified XII (1.30)	1,109.301	$ 13.54	$ 15,020
Qualified XII (1.35)	212.785	13.45	2,862
Qualified XII (1.40)	38,983.292	13.35	520,427
Qualified XII (1.45)	124.729	13.26	1,654
Qualified XII (1.50)	13,349.620	13.17	175,814
Qualified XIII	1,455.549	21.46	31,236
Qualified XV	50,761.189	21.42	1,087,305
Qualified XVI	440,906.676	19.96	8,800,497
Qualified XVII	1,184,070.633	21.26	25,173,342
Qualified XVIII	1,339,217.393	21.26	28,471,762
Qualified XIX	6,001.404	275.47	1,653,207
Qualified XX	27,980.185	208.21	5,825,754
Qualified XXII	674.667	22.36	15,086
Qualified XXVI	13,090.151	21.57	282,355
Qualified XXVII	468,271.263	206.50	96,698,016
Qualified XXVIII	7,611.113	206.02	1,568,042
Qualified XXIX	974.155	201.76	196,546
Qualified XXX	19,902.683	197.24	3,925,605
Qualified XXXII	381,830.286	11.33	4,326,137
Qualified XXXIV	158,545.678	7.89	1,250,925
Qualified XXXVI	165,930.140	10.23	1,697,465
Qualified XXXVIII	447,140.065	7.96	3,559,235
Qualified XLII	388,207.930	7.96	3,090,135
Qualified XLIII	20,845.387	7.88	164,262
Qualified LIV	224,807.828	10.85	2,439,165
Qualified LVI	1,110,045.775	11.05	12,266,006
	53,907,551.228		$ 1,084,131,996
ING Growth and Income Portfolio - Class S
Contracts in accumulation period:
ING MAP PLUS NP8	5,346.802	$ 12.43	$ 66,461
ING MAP PLUS NP18	724.225	12.39	8,973
ING MAP PLUS NP21	1,976.640	12.38	24,471
ING MAP PLUS NP23	1,257.511	12.37	15,555
ING MAP PLUS NP24	156.421	12.37	1,935
ING MAP PLUS NP28	1,874.903	12.35	23,155
ING MAP PLUS NP29	29.031	12.35	359
Qualified XII (0.00)	27.223	8.74	238
Qualified XII (0.30)	594.720	8.68	5,162
Qualified XII (0.50)	84,870.706	8.64	733,283
Qualified XII (0.55)	14.582	8.63	126
Qualified XII (0.75)	468.270	8.59	4,022
	97,341.034		$ 883,740
ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Qualified X (1.25)	20,984.366	$ 10.54	$ 221,175
Qualified XXXII	18,832.922	10.54	198,499
	39,817.288		$ 419,674

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Qualified X (1.15)	50,057.798	$ 10.32	$ 516,596
Qualified X (1.25)	94,702.098	10.32	977,326
Qualified XVIII	22,963.503	10.33	237,213
Qualified XXXII	24,251.584	10.32	250,276
	191,974.983		$ 1,981,411
ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Qualified X (1.15)	45,373.686	$ 10.25	$ 465,080
Qualified X (1.25)	26,349.453	10.25	270,082
Qualified XVIII	3,942.952	10.25	40,415
Qualified XXVII	64,124.146	10.50	673,304
Qualified XXVIII	24,747.658	10.63	263,068
Qualified XXXII	249.655	10.25	2,559
	164,787.550		$ 1,714,508
ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Qualified X (1.15)	11,140.278	$ 10.30	$ 114,745
Qualified X (1.25)	7,461.267	10.29	76,776
Qualified XVIII	14,630.126	10.30	150,690
Qualified XXXII	764.378	10.29	7,865
	33,996.049		$ 350,076
ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Qualified X (1.15)	4,973.866	$ 10.25	$ 50,982
Qualified X (1.25)	8,634.013	10.25	88,499
Qualified XXXII	148.847	10.25	1,526
	13,756.726		$ 141,007
ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Qualified X (1.15)	1,077.775	$ 10.08	$ 10,864
Qualified X (1.25)	5,691.875	10.08	57,374
	6,769.650		$ 68,238
ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Qualified X (1.15)	2,178.376	$ 10.26	$ 22,350
Qualified X (1.25)	825.985	10.25	8,466
	3,004.361		$ 30,816
ING BlackRock Science and Technology Opportunities
Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	934.334	$ 13.74	$ 12,838
ING Custom Choice 65	10,509.973	14.59	153,341
ING MAP PLUS NP6	452.961	12.29	5,567
ING MAP PLUS NP9	3,698.342	12.19	45,083
ING MAP PLUS NP11	13,862.114	12.11	167,870
ING MAP PLUS NP12	5,120.766	12.08	61,859

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Science and Technology Opportunities
Portfolio - Class I (continued)
ING MAP PLUS NP13	237.184	$ 12.04	$ 2,856
ING MAP PLUS NP20	7,152.428	11.80	84,399
ING MAP PLUS NP21	2,571.253	11.76	30,238
ING MAP PLUS NP22	612.481	11.73	7,184
ING MAP PLUS NP23	2,811.108	11.69	32,862
ING MAP PLUS NP24	703.448	11.66	8,202
ING MAP PLUS NP25	2,927.245	11.62	34,015
ING MAP PLUS NP26	2,379.489	11.59	27,578
ING MAP PLUS NP29	1,587.232	11.49	18,237
ING MAP PLUS NP30	2.793	11.45	32
ING MAP PLUS NP36	105.867	11.25	1,191
Qualified V	2,222.998	4.37	9,715
Qualified VI	2,592,014.872	4.44	11,508,546
Qualified VIII	13.151	4.44	58
Qualified X (1.15)	87,731.386	4.48	393,037
Qualified X (1.25)	187,564.581	4.44	832,787
Qualified XII (0.00)	3,894.437	5.01	19,511
Qualified XII (0.05)	149,001.869	4.88	727,129
Qualified XII (0.20)	3,475.348	4.91	17,064
Qualified XII (0.25)	3,215.211	4.89	15,722
Qualified XII (0.30)	112,090.427	4.87	545,880
Qualified XII (0.40)	101,808.834	4.82	490,719
Qualified XII (0.50)	563,799.447	4.77	2,689,323
Qualified XII (0.55)	93,410.815	4.75	443,701
Qualified XII (0.60)	20,079.903	4.73	94,978
Qualified XII (0.65)	501,352.657	4.70	2,356,357
Qualified XII (0.70)	142,663.712	4.68	667,666
Qualified XII (0.75)	205,833.281	4.66	959,183
Qualified XII (0.80)	498,610.114	4.63	2,308,565
Qualified XII (0.85)	357,249.898	4.61	1,646,922
Qualified XII (0.90)	17,761.318	4.59	81,524
Qualified XII (0.95)	289,014.812	4.57	1,320,798
Qualified XII (1.00)	1,051,241.677	4.55	4,783,150
Qualified XII (1.05)	26,792.429	4.52	121,102
Qualified XII (1.10)	69,986.916	4.50	314,941
Qualified XII (1.15)	41,915.801	4.48	187,783
Qualified XII (1.20)	22,492.166	4.46	100,315
Qualified XII (1.25)	98,248.743	4.44	436,224
Qualified XII (1.30)	2,394.556	4.41	10,560
Qualified XII (1.35)	4,033.850	4.39	17,709
Qualified XII (1.40)	13,949.858	4.37	60,961
Qualified XII (1.45)	2,130.540	4.35	9,268
Qualified XII (1.50)	100.979	4.33	437
Qualified XV	19,275.687	4.57	88,090
Qualified XVI	52,389.199	4.33	226,845
Qualified XVII	4,409.777	4.52	19,932
Qualified XVIII	707.684	4.55	3,220
Qualified XXI	175,213.905	4.64	812,993

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Science and Technology Opportunities
Portfolio - Class I (continued)
Qualified XXVI	2,401.389	$ 4.65	$ 11,166
Qualified XXVII	1,294,158.446	4.44	5,746,064
Qualified XXXII	706.585	12.32	8,705
Qualified XXXIV	1,784.321	8.88	15,845
Qualified XXXVI	10,663.411	11.35	121,030
Qualified XXXVIII	14,441.196	8.96	129,393
Qualified XLIII	1,842.156	8.87	16,340
Qualified LIV	14,656.986	14.44	211,647
Qualified LVI	52,835.338	14.70	776,679
	8,967,251.684		$ 42,052,936
ING Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts:	294,545.394	$7.27 to $17.09	$ 3,201,517
Contracts in accumulation period:
ING Custom Choice 62	9,482.762	10.29	97,578
ING Custom Choice 65	29,643.896	10.12	299,996
ING MAP PLUS NP1	5,242.548	10.41	54,575
ING MAP PLUS NP3	512.508	10.35	5,304
ING MAP PLUS NP4	3,421.120	10.32	35,306
ING MAP PLUS NP5	1,178.515	10.29	12,127
ING MAP PLUS NP6	264.927	10.26	2,718
ING MAP PLUS NP8	28,905.713	10.20	294,838
ING MAP PLUS NP9	51,330.842	10.17	522,035
ING MAP PLUS NP10	51,915.445	10.14	526,423
ING MAP PLUS NP11	18,247.150	10.11	184,479
ING MAP PLUS NP14	2,969.676	10.02	29,756
ING MAP PLUS NP15	10,925.687	9.99	109,148
ING MAP PLUS NP16	5,061.907	9.96	50,417
ING MAP PLUS NP17	7,253.406	9.93	72,026
ING MAP PLUS NP18	1,950.068	9.90	19,306
ING MAP PLUS NP20	8,670.811	9.84	85,321
ING MAP PLUS NP21	28,314.361	9.81	277,764
ING MAP PLUS NP23	2,130.036	9.76	20,789
ING MAP PLUS NP24	2,692.376	9.73	26,197
ING MAP PLUS NP25	1,144.039	9.70	11,097
ING MAP PLUS NP26	3,944.821	9.67	38,146
ING MAP PLUS NP27	299.495	9.64	2,887
ING MAP PLUS NP28	8,986.640	9.61	86,362
ING MAP PLUS NP29	68.373	9.58	655
ING MAP PLUS NP30	661.831	9.56	6,327
Qualified V	73.645	16.73	1,232
Qualified VI	5,564,181.413	17.09	95,091,860
Qualified VIII	3,437.859	17.07	58,684
Qualified X (1.15)	277,491.643	17.32	4,806,155
Qualified X (1.25)	357,127.917	17.09	6,103,316
Qualified XII (0.00)	67,432.331	11.84	798,399
Qualified XII (0.05)	162,405.864	19.01	3,087,335
Qualified XII (0.10)	293.668	11.71	3,439
Qualified XII (0.20)	69,245.245	11.57	801,167

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus LargeCap Portfolio - Class I
(continued)
Qualified XII (0.25)	16,104.484	$ 11.50	$ 185,202
Qualified XII (0.30)	178,682.337	11.44	2,044,126
Qualified XII (0.35)	41,410.019	11.37	470,832
Qualified XII (0.40)	128,222.116	18.91	2,424,680
Qualified XII (0.45)	732.586	11.24	8,234
Qualified XII (0.50)	572,859.930	11.88	6,805,576
Qualified XII (0.55)	171,792.029	11.11	1,908,609
Qualified XII (0.60)	134,363.803	11.04	1,483,376
Qualified XII (0.65)	523,930.913	10.98	5,752,761
Qualified XII (0.70)	381,827.031	10.92	4,169,551
Qualified XII (0.75)	650,195.777	10.85	7,054,624
Qualified XII (0.80)	910,115.860	12.04	10,957,795
Qualified XII (0.85)	485,098.515	18.02	8,741,475
Qualified XII (0.90)	113,037.745	11.55	1,305,586
Qualified XII (0.95)	568,954.513	17.78	10,116,011
Qualified XII (1.00)	2,739,320.868	17.67	48,403,800
Qualified XII (1.05)	58,600.871	17.55	1,028,445
Qualified XII (1.10)	145,571.585	17.43	2,537,313
Qualified XII (1.15)	195,771.783	17.32	3,390,767
Qualified XII (1.20)	40,418.892	17.20	695,205
Qualified XII (1.25)	136,321.774	17.09	2,329,739
Qualified XII (1.30)	790.088	16.97	13,408
Qualified XII (1.35)	1,243.743	16.86	20,970
Qualified XII (1.40)	20,498.900	16.75	343,357
Qualified XII (1.45)	3,511.999	16.64	58,440
Qualified XII (1.50)	6,208.296	16.53	102,623
Qualified XV	27,297.684	17.77	485,080
Qualified XVI	111,247.934	16.55	1,841,153
Qualified XVII	22,769.162	17.30	393,907
Qualified XVIII	33,976.982	17.86	606,829
Qualified XXVI	5,269.412	17.89	94,270
Qualified XXVII	1,501,478.801	17.49	26,260,864
Qualified XXVIII	418,375.351	17.45	7,300,650
Qualified XXXII	23,700.399	10.45	247,669
Qualified XXXIII (0.65)	7,700.683	10.13	78,008
Qualified XXXIV	14,310.060	7.56	108,184
Qualified XXXVI	74,112.921	10.22	757,434
Qualified XXXVIII	188,881.570	7.63	1,441,166
Qualified XLIII	7,297.991	7.56	55,173
Qualified LIV	114,602.803	10.01	1,147,174
Qualified LVI	338,210.693	10.19	3,446,367
	18,196,272.835		$ 283,441,114
ING Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	40,314.492	$ 9.29	$ 374,522

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus MidCap Portfolio - Class I
Currently payable annuity contracts:	114,276.363	$ 11.69	$ 1,335,891
Contracts in accumulation period:
ING Custom Choice 62	8,117.698	11.60	94,165
ING Custom Choice 65	9,164.619	10.87	99,619
ING MAP PLUS NP1	11,289.376	11.76	132,763
ING MAP PLUS NP5	2,902.259	11.62	33,724
ING MAP PLUS NP8	64,517.845	11.52	743,246
ING MAP PLUS NP9	7,066.708	11.49	81,196
ING MAP PLUS NP10	4,679.238	11.45	53,577
ING MAP PLUS NP11	9,126.513	11.42	104,225
ING MAP PLUS NP12	1,375.452	11.38	15,653
ING MAP PLUS NP13	9,333.808	11.35	105,939
ING MAP PLUS NP14	5,830.187	11.32	65,998
ING MAP PLUS NP15	17,116.139	11.28	193,070
ING MAP PLUS NP16	15,552.335	11.25	174,964
ING MAP PLUS NP17	7,264.335	11.22	81,506
ING MAP PLUS NP18	2,401.318	11.18	26,847
ING MAP PLUS NP19	10,552.273	11.15	117,658
ING MAP PLUS NP21	8,357.679	11.09	92,687
ING MAP PLUS NP22	159.598	11.05	1,764
ING MAP PLUS NP23	684.353	11.02	7,542
ING MAP PLUS NP24	66.945	10.99	736
ING MAP PLUS NP25	1,566.267	10.95	17,151
ING MAP PLUS NP26	2,944.996	10.92	32,159
ING MAP PLUS NP28	3,635.309	10.86	39,479
ING MAP PLUS NP29	7,241.319	10.83	78,423
ING MAP PLUS NP30	1,460.635	10.79	15,760
ING MAP PLUS NP32	556.982	10.73	5,976
ING MAP PLUS NP35	960.210	10.64	10,217
Qualified V	1,554.530	18.29	28,432
Qualified VI	3,050,514.020	18.63	56,831,076
Qualified VIII	571.555	18.61	10,637
Qualified X (1.15)	87,446.792	18.85	1,648,372
Qualified X (1.25)	248,890.733	18.63	4,636,834
Qualified XII (0.00)	25,268.414	22.05	557,169
Qualified XII (0.05)	179,304.147	20.64	3,700,838
Qualified XII (0.05)	61,998.672	20.64	1,279,653
Qualified XII (0.10)	35.242	21.80	768
Qualified XII (0.20)	31,015.931	21.55	668,393
Qualified XII (0.25)	4,980.712	21.42	106,687
Qualified XII (0.30)	254,397.202	21.30	5,418,660
Qualified XII (0.35)	14,516.136	21.17	307,307
Qualified XII (0.40)	185,233.803	20.51	3,799,145
Qualified XII (0.50)	416,193.168	20.34	8,465,369
Qualified XII (0.55)	120,001.350	20.69	2,482,828
Qualified XII (0.60)	49,476.634	20.57	1,017,734
Qualified XII (0.65)	475,060.711	20.45	9,714,992
Qualified XII (0.70)	148,138.873	20.33	3,011,663

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus MidCap Portfolio - Class I (continued)
Qualified XII (0.75)	282,192.313	$ 20.21	$ 5,703,107
Qualified XII (0.80)	562,846.564	19.64	11,054,307
Qualified XII (0.85)	1,883,764.351	19.52	36,771,080
Qualified XII (0.90)	52,694.738	19.41	1,022,805
Qualified XII (0.95)	487,393.231	19.30	9,406,689
Qualified XII (1.00)	1,651,796.807	19.18	31,681,463
Qualified XII (1.05)	49,214.530	19.07	938,521
Qualified XII (1.10)	114,913.929	18.96	2,178,768
Qualified XII (1.15)	132,715.432	18.85	2,501,686
Qualified XII (1.20)	52,800.508	18.74	989,482
Qualified XII (1.25)	147,185.811	18.63	2,742,072
Qualified XII (1.30)	1,042.968	18.52	19,316
Qualified XII (1.35)	1,595.032	18.41	29,365
Qualified XII (1.40)	16,998.525	18.31	311,243
Qualified XII (1.45)	5,012.753	18.20	91,232
Qualified XII (1.50)	3,103.614	18.09	56,144
Qualified XIII	589.875	19.30	11,385
Qualified XV	16,127.437	19.30	311,260
Qualified XVI	82,992.542	18.09	1,501,335
Qualified XVII	4,811.184	18.63	89,632
Qualified XVIII	8,966.954	18.63	167,054
Qualified XXVI	10,433.853	19.51	203,564
Qualified XXVII	1,819,648.448	19.85	36,120,022
Qualified XXVIII	855,686.318	19.80	16,942,589
Qualified XXXII	10,732.618	11.61	124,606
Qualified XXXIII (0.65)	10,974.523	13.91	152,656
Qualified XXXIV	17,407.711	7.88	137,173
Qualified XXXVI	35,908.786	14.04	504,159
Qualified XXXVIII	120,489.793	7.96	959,099
Qualified XLIII	3,605.986	7.88	28,415
Qualified LIV	141,956.596	10.76	1,527,453
Qualified LVI	214,188.541	10.95	2,345,365
	14,482,591.655		$ 274,071,539
ING Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	49,413.425	$ 9.55	$ 471,898

ING Index Plus SmallCap Portfolio - Class I
Currently payable annuity contracts:	59,449.547	$ 11.14	$ 662,268
Contracts in accumulation period:
ING Custom Choice 62	6,195.225	10.93	67,714
ING Custom Choice 65	7,639.540	10.01	76,472
ING MAP PLUS NP1	30,411.985	11.05	336,052
ING MAP PLUS NP5	1,091.745	10.92	11,922
ING MAP PLUS NP6	6,558.657	10.89	71,424
ING MAP PLUS NP8	7,174.392	10.83	77,699
ING MAP PLUS NP9	4,213.627	10.80	45,507
ING MAP PLUS NP10	6,633.411	10.76	71,376

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus SmallCap Portfolio - Class I
(continued)
ING MAP PLUS NP11	26,729.214	$ 10.73	$ 286,804
ING MAP PLUS NP12	1,051.301	10.70	11,249
ING MAP PLUS NP13	5,820.137	10.67	62,101
ING MAP PLUS NP14	1,010.352	10.64	10,750
ING MAP PLUS NP15	1,669.628	10.61	17,715
ING MAP PLUS NP16	5,011.440	10.58	53,021
ING MAP PLUS NP17	8,976.639	10.54	94,614
ING MAP PLUS NP18	1,252.241	10.51	13,161
ING MAP PLUS NP19	210.462	10.48	2,206
ING MAP PLUS NP20	4,108.317	10.45	42,932
ING MAP PLUS NP21	2,673.676	10.42	27,860
ING MAP PLUS NP23	1,384.254	10.36	14,341
ING MAP PLUS NP24	12.080	10.33	125
ING MAP PLUS NP25	11.131	10.30	115
ING MAP PLUS NP26	2,918.915	10.27	29,977
ING MAP PLUS NP28	5,354.107	10.21	54,665
ING MAP PLUS NP29	280.105	10.18	2,851
ING MAP PLUS NP30	1,571.396	10.15	15,950
ING MAP PLUS NP32	522.494	10.09	5,272
ING MAP PLUS NP35	1,174.599	10.00	11,746
Qualified V	2,015.986	12.91	26,026
Qualified VI	1,668,190.912	13.15	21,936,710
Qualified VIII	595.963	13.14	7,831
Qualified X (1.15)	45,381.368	13.31	604,026
Qualified X (1.25)	147,975.533	13.15	1,945,878
Qualified XII (0.00)	3,738.310	15.83	59,177
Qualified XII (0.05)	119,288.542	14.57	1,738,034
Qualified XII (0.05)	18,306.216	14.57	266,722
Qualified XII (0.10)	79.864	15.64	1,249
Qualified XII (0.20)	28,645.272	15.46	442,856
Qualified XII (0.25)	3,055.304	15.37	46,960
Qualified XII (0.30)	138,722.391	15.28	2,119,678
Qualified XII (0.35)	1,490.439	15.20	22,655
Qualified XII (0.40)	123,368.378	14.48	1,786,374
Qualified XII (0.50)	348,307.221	14.36	5,001,692
Qualified XII (0.55)	49,443.562	14.85	734,237
Qualified XII (0.60)	33,378.892	14.76	492,672
Qualified XII (0.65)	202,162.311	14.67	2,965,721
Qualified XII (0.70)	63,493.544	14.59	926,371
Qualified XII (0.75)	133,954.866	14.51	1,943,685
Qualified XII (0.80)	466,992.929	13.86	6,472,522
Qualified XII (0.85)	203,368.032	13.78	2,802,411
Qualified XII (0.90)	50,732.257	13.70	695,032
Qualified XII (0.95)	280,673.289	13.62	3,822,770
Qualified XII (1.00)	1,051,625.451	13.54	14,239,009
Qualified XII (1.05)	19,004.243	13.46	255,797
Qualified XII (1.10)	62,130.972	13.39	831,934
Qualified XII (1.15)	81,073.877	13.31	1,079,093

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus SmallCap Portfolio - Class I
(continued)
Qualified XII (1.20)	29,637.497	$ 13.23	$ 392,104
Qualified XII (1.25)	88,722.856	13.15	1,166,706
Qualified XII (1.30)	418.966	13.08	5,480
Qualified XII (1.35)	840.310	13.00	10,924
Qualified XII (1.40)	12,253.932	12.92	158,321
Qualified XII (1.45)	1,675.262	12.85	21,527
Qualified XII (1.50)	718.954	12.77	9,181
Qualified XV	14,715.724	13.62	200,428
Qualified XVI	52,130.644	12.77	665,708
Qualified XVII	71.106	13.15	935
Qualified XVIII	11,482.370	13.15	150,993
Qualified XXVI	4,190.749	13.77	57,707
Qualified XXVII	1,121,972.413	13.98	15,685,174
Qualified XXVIII	513,112.254	13.95	7,157,916
Qualified XXXII	2,510.337	11.00	27,614
Qualified XXXIII (0.65)	11,113.796	13.48	149,814
Qualified XXXIV	3,690.742	7.67	28,308
Qualified XXXVI	15,039.810	13.61	204,692
Qualified XXXVIII	73,884.720	7.75	572,607
Qualified XLIII	4,237.930	7.67	32,505
Qualified LIV	26,217.073	9.91	259,811
Qualified LVI	110,236.862	10.08	1,111,188
	7,647,180.848		$ 103,514,654
ING Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	13,959.752	$ 8.74	$ 122,008

ING International Index Portfolio - Class I
Currently payable annuity contracts:	44,799.472	$13.39 to $13.44	$ 602,024
Contracts in accumulation period:
ING Custom Choice 62	319.722	7.47	2,388
ING Custom Choice 65	1,856.079	7.58	14,069
ING MAP PLUS NP1	807.021	7.60	6,133
ING MAP PLUS NP11	170.444	7.54	1,285
ING MAP PLUS NP21	110.878	7.47	828
ING MAP PLUS NP28	218.299	7.43	1,622
Qualified VI	793,507.394	7.47	5,927,500
Qualified VIII	17.056	7.47	127
Qualified X (1.15)	23,113.897	12.77	295,164
Qualified X (1.25)	63,037.385	12.76	804,357
Qualified XII (0.00)	6,086.773	7.63	46,442
Qualified XII (0.05)	17,603.832	7.62	134,141
Qualified XII (0.10)	24.697	7.62	188
Qualified XII (0.20)	929.638	7.60	7,065
Qualified XII (0.25)	2,282.329	7.60	17,346
Qualified XII (0.30)	41,436.640	7.59	314,504
Qualified XII (0.35)	274.695	7.58	2,082
Qualified XII (0.40)	16,274.241	7.58	123,359

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Index Portfolio - Class I (continued)
Qualified XII (0.50)	78,706.761	$ 7.57	$ 595,810
Qualified XII (0.55)	6,637.898	7.56	50,183
Qualified XII (0.60)	8,206.844	7.55	61,962
Qualified XII (0.65)	88,477.005	7.55	668,001
Qualified XII (0.70)	14,165.947	7.54	106,811
Qualified XII (0.75)	90,418.790	7.53	680,853
Qualified XII (0.80)	91,182.633	7.53	686,605
Qualified XII (0.85)	99,215.993	7.52	746,104
Qualified XII (0.90)	13,889.047	7.52	104,446
Qualified XII (0.95)	138,314.674	7.51	1,038,743
Qualified XII (1.00)	351,571.949	7.50	2,636,790
Qualified XII (1.05)	7,244.725	7.50	54,335
Qualified XII (1.10)	23,001.872	7.49	172,284
Qualified XII (1.15)	50,081.783	7.48	374,612
Qualified XII (1.20)	8,312.361	7.48	62,176
Qualified XII (1.25)	26,078.766	7.47	194,808
Qualified XII (1.30)	9.659	7.47	72
Qualified XII (1.35)	102.209	7.46	762
Qualified XII (1.40)	7,577.587	7.45	56,453
Qualified XII (1.45)	416.095	7.45	3,100
Qualified XII (1.50)	38.070	7.44	283
Qualified XV	7,439.667	7.51	55,872
Qualified XVI	19,906.980	7.44	148,108
Qualified XVIII	5,109.106	12.78	65,294
Qualified XXI	14,627.090	7.53	110,142
Qualified XXVI	43.968	7.52	331
Qualified XXVII	182,656.009	11.00	2,009,216
Qualified XXXII	713.853	12.76	9,109
Qualified XXXIV	232.837	7.56	1,760
Qualified XXXVI	3,684.356	7.56	27,854
Qualified XXXVIII	2,015.024	7.63	15,375
Qualified XLIII	551.224	7.55	4,162
Qualified LIV	10,539.481	7.53	79,362
Qualified LVI	37,427.529	7.60	284,449
	2,401,468.284		$ 19,406,851
ING International Index Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	1,448.507	$ 12.80	$ 18,541

ING Opportunistic Large Cap Portfolio - Class I
Currently payable annuity contracts:	25,396.786	$10.23 to $11.08	$ 269,007
Contracts in accumulation period:
ING Custom Choice 62	65.736	9.92	652
ING Custom Choice 65	17,599.669	9.76	171,773
ING MAP PLUS NP18	189.524	9.68	1,835
ING MAP PLUS NP35	55.257	9.21	509
Qualified V	174.049	15.70	2,733
Qualified VI	1,690,213.040	16.03	27,094,115

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Opportunistic Large Cap Portfolio - Class I
(continued)
Qualified VIII	840.451	$ 16.01	$ 13,456
Qualified X (1.15)	134,558.695	16.23	2,183,888
Qualified X (1.25)	119,861.700	16.03	1,921,383
Qualified XII (0.00)	10,896.906	12.24	133,378
Qualified XII (0.05)	31,479.692	17.81	560,653
Qualified XII (0.20)	14,755.560	11.96	176,476
Qualified XII (0.25)	3,678.458	11.89	43,737
Qualified XII (0.30)	214,180.846	11.82	2,531,618
Qualified XII (0.35)	6,800.694	11.75	79,908
Qualified XII (0.40)	88,365.710	17.70	1,564,073
Qualified XII (0.45)	184.936	11.62	2,149
Qualified XII (0.50)	110,890.675	12.34	1,368,391
Qualified XII (0.55)	54,135.544	11.48	621,476
Qualified XII (0.60)	50,606.975	11.42	577,932
Qualified XII (0.65)	108,635.922	11.35	1,233,018
Qualified XII (0.70)	91,995.213	11.28	1,037,706
Qualified XII (0.75)	210,517.545	11.22	2,362,007
Qualified XII (0.80)	288,719.442	12.28	3,545,475
Qualified XII (0.85)	185,914.307	16.86	3,134,515
Qualified XII (0.90)	37,894.844	11.91	451,328
Qualified XII (0.95)	221,643.283	16.65	3,690,361
Qualified XII (1.00)	642,547.497	16.54	10,627,736
Qualified XII (1.05)	38,034.410	16.44	625,286
Qualified XII (1.10)	50,858.952	16.34	831,035
Qualified XII (1.15)	41,177.333	16.23	668,308
Qualified XII (1.20)	18,845.709	16.13	303,981
Qualified XII (1.25)	48,135.365	16.03	771,610
Qualified XII (1.30)	513.587	15.92	8,176
Qualified XII (1.35)	598.261	15.82	9,464
Qualified XII (1.40)	13,602.712	15.72	213,835
Qualified XII (1.45)	3,198.411	15.62	49,959
Qualified XII (1.50)	4,720.113	15.52	73,256
Qualified XV	7,357.368	16.65	122,500
Qualified XVI	46,373.854	15.52	719,722
Qualified XVII	3,509.005	16.03	56,249
Qualified XVIII	14,500.065	16.75	242,876
Qualified XXVI	4,606.397	16.78	77,295
Qualified XXVII	549,177.900	12.37	6,793,331
Qualified XXVIII	255,825.501	12.34	3,156,887
Qualified XXXII	9,296.735	10.08	93,711
Qualified XXXIV	16,197.576	7.14	115,651
Qualified XXXVI	29,686.991	8.94	265,402
Qualified XXXVIII	18,757.128	7.20	135,051
Qualified XLIII	5,550.959	7.13	39,578
Qualified LIV	26,974.645	9.66	260,575
Qualified LVI	102,485.390	9.83	1,007,431
	5,672,783.323		$ 82,042,457

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Growth Index Portfolio -
Class I
Currently payable annuity contracts:	15,673.080	$ 12.76	$ 199,989
Contracts in accumulation period:
Qualified VI	50,519.289	12.54	633,512
Qualified X (1.15)	2,459.566	12.54	30,843
Qualified X (1.25)	3,778.872	12.54	47,387
Qualified XII (0.00)	1,537.482	12.64	19,434
Qualified XII (0.30)	479.021	12.61	6,040
Qualified XII (0.40)	782.202	12.60	9,856
Qualified XII (0.50)	810.512	12.60	10,212
Qualified XII (0.55)	3.408	12.59	43
Qualified XII (0.65)	4,703.891	12.58	59,175
Qualified XII (0.70)	2,214.428	12.58	27,858
Qualified XII (0.75)	2,646.237	12.58	33,290
Qualified XII (0.80)	5,515.488	12.57	69,330
Qualified XII (0.85)	6,996.652	12.57	87,948
Qualified XII (0.90)	1,197.346	12.56	15,039
Qualified XII (0.95)	17,573.923	12.56	220,728
Qualified XII (1.00)	20,614.606	12.56	258,919
Qualified XII (1.05)	329.429	12.55	4,134
Qualified XII (1.10)	6,304.201	12.55	79,118
Qualified XII (1.15)	65.807	12.54	825
Qualified XII (1.20)	919.546	12.54	11,531
Qualified XII (1.25)	4,441.490	12.54	55,696
Qualified XII (1.30)	9.669	12.53	121
Qualified XII (1.35)	30.320	12.53	380
Qualified XII (1.40)	194.129	12.52	2,430
Qualified XII (1.45)	50.225	12.52	629
Qualified XV	480.461	12.56	6,035
Qualified XVI	1.776	12.52	22
Qualified XXVI	33.667	12.58	424
Qualified XXVII	61,488.497	12.47	766,762
Qualified XXXII	532.654	12.54	6,679
Qualified XXXIV	1,118.629	12.56	14,050
Qualified XXXVIII	1,648.124	12.64	20,832
Qualified LIV	1,384.134	12.57	17,399
Qualified LVI	4,410.105	12.62	55,656
	220,948.866		$ 2,772,326
ING Russell™ Large Cap Growth Index Portfolio -
Class S
Contracts in accumulation period:
ING MAP PLUS NP8	3,537.902	$ 12.60	$ 44,578
ING MAP PLUS NP28	34.458	12.52	431
Qualified XII (0.00)	244.998	12.19	2,987
Qualified XII (0.50)	25,106.755	12.15	305,047
	28,924.113		$ 353,043

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	2,745.100	$ 8.10	$ 22,235
ING MAP PLUS NP1	7,681.035	8.27	63,522
ING MAP PLUS NP3	279.337	8.26	2,307
ING MAP PLUS NP10	666.605	8.21	5,473
ING MAP PLUS NP11	26,432.312	8.20	216,745
ING MAP PLUS NP12	5,531.407	8.20	45,358
ING MAP PLUS NP14	4,749.643	8.18	38,852
ING MAP PLUS NP15	2,445.730	8.18	20,006
ING MAP PLUS NP17	4,702.373	8.17	38,418
ING MAP PLUS NP22	3,680.823	8.13	29,925
ING MAP PLUS NP23	4,088.711	8.13	33,241
ING MAP PLUS NP24	1,624.452	8.12	13,191
ING MAP PLUS NP25	8,783.244	8.11	71,232
ING MAP PLUS NP26	1,396.973	8.11	11,329
ING MAP PLUS NP28	725.129	8.09	5,866
Qualified VI	308,593.810	8.10	2,499,610
Qualified XII (0.00)	537.832	8.26	4,442
Qualified XII (0.25)	796.091	8.23	6,552
Qualified XII (0.30)	1,174.217	8.22	9,652
Qualified XII (0.40)	11,086.764	8.21	91,022
Qualified XII (0.50)	142,094.063	8.20	1,165,171
Qualified XII (0.55)	5,152.254	8.19	42,197
Qualified XII (0.60)	4,348.106	8.18	35,568
Qualified XII (0.65)	29,473.405	8.18	241,092
Qualified XII (0.70)	3,626.553	8.17	29,629
Qualified XII (0.75)	32,908.411	8.16	268,533
Qualified XII (0.80)	3,830.007	8.16	31,253
Qualified XII (0.85)	22,723.807	8.15	185,199
Qualified XII (0.90)	8,500.580	8.14	69,195
Qualified XII (0.95)	51,257.210	8.14	417,234
Qualified XII (1.00)	152,019.943	8.13	1,235,922
Qualified XII (1.05)	945.552	8.12	7,678
Qualified XII (1.10)	4,969.590	8.12	40,353
Qualified XII (1.15)	8,500.742	8.11	68,941
Qualified XII (1.20)	5,125.562	8.10	41,517
Qualified XII (1.25)	15,940.809	8.10	129,121
Qualified XII (1.30)	190.619	8.09	1,542
Qualified XII (1.35)	46.842	8.08	378
Qualified XII (1.40)	2,084.384	8.08	16,842
Qualified XII (1.45)	2,120.908	8.07	17,116
Qualified XII (1.50)	839.274	8.06	6,765
Qualified XV	7,032.628	8.14	57,246
Qualified XVI	5,294.909	8.06	42,677
Qualified XXI	271,465.281	8.16	2,215,157
Qualified XXVI	168.796	8.14	1,374
Qualified XXXIV	447.437	8.19	3,665
Qualified XXXVIII	3,959.699	8.26	32,707
Qualified XLIII	338.609	8.18	2,770
Qualified LIV	3,556.086	8.16	29,018
Qualified LVI	3,294.730	8.23	27,116
	1,189,978.384		$ 9,691,954

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Value Index Portfolio -
Class I
Contracts in accumulation period:
Qualified X (1.15)	1,005.911	$ 11.86	$ 11,930
Qualified X (1.25)	5,624.338	11.85	66,648
	6,630.249		$ 78,578
ING Russell™ Large Cap Value Index Portfolio -
Class S
Contracts in accumulation period:
ING MAP PLUS NP23	4,723.296	$ 11.84	$ 55,924
Qualified VI	61,985.186	11.83	733,285
Qualified XII (0.00)	841.553	11.92	10,031
Qualified XII (0.40)	950.906	11.89	11,306
Qualified XII (0.50)	28,786.921	11.89	342,276
Qualified XII (0.55)	385.936	11.88	4,585
Qualified XII (0.60)	308.351	11.88	3,663
Qualified XII (0.65)	4,201.341	11.87	49,870
Qualified XII (0.70)	404.429	11.87	4,801
Qualified XII (0.75)	1,211.773	11.87	14,384
Qualified XII (0.80)	3,410.396	11.86	40,447
Qualified XII (0.85)	2,500.062	11.86	29,651
Qualified XII (0.90)	259.254	11.85	3,072
Qualified XII (0.95)	8,094.889	11.85	95,924
Qualified XII (1.00)	22,511.564	11.85	266,762
Qualified XII (1.05)	1,493.813	11.84	17,687
Qualified XII (1.10)	10,462.007	11.84	123,870
Qualified XII (1.15)	1,725.559	11.84	20,431
Qualified XII (1.20)	257.549	11.83	3,047
Qualified XII (1.25)	1,765.892	11.83	20,891
Qualified XII (1.30)	25.091	11.82	297
Qualified XII (1.35)	31.984	11.82	378
Qualified XII (1.40)	306.696	11.82	3,625
Qualified XII (1.45)	13.279	11.81	157
Qualified XV	402.734	11.85	4,772
Qualified XVI	1,701.039	11.81	20,089
Qualified XXXIV	325.166	11.85	3,853
Qualified XXXVIII	489.579	11.92	5,836
Qualified XLIII	434.955	11.87	5,163
Qualified LIV	711.370	11.86	8,437
Qualified LVI	3,960.836	11.91	47,174
	164,683.406		$ 1,951,688

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
Contracts in accumulation period:
ING Custom Choice 65	120.553	$ 12.89	$ 1,554
Qualified VI	80,840.958	12.82	1,036,381
Qualified XII (0.00)	166.357	12.92	2,149
Qualified XII (0.30)	929.171	12.90	11,986
Qualified XII (0.40)	3,042.192	12.89	39,214
Qualified XII (0.50)	40,684.286	12.88	524,014
Qualified XII (0.55)	2,001.679	12.88	25,782
Qualified XII (0.60)	2,290.727	12.87	29,482
Qualified XII (0.65)	9,673.198	12.87	124,494
Qualified XII (0.70)	5,336.501	12.86	68,627
Qualified XII (0.75)	5,307.387	12.86	68,253
Qualified XII (0.80)	3,107.868	12.86	39,967
Qualified XII (0.85)	10,011.249	12.85	128,645
Qualified XII (0.90)	1,732.091	12.85	22,257
Qualified XII (0.95)	14,536.624	12.84	186,650
Qualified XII (1.00)	27,968.043	12.84	359,110
Qualified XII (1.05)	211.444	12.84	2,715
Qualified XII (1.10)	1,542.254	12.83	19,787
Qualified XII (1.15)	5,760.797	12.83	73,911
Qualified XII (1.20)	1,124.814	12.82	14,420
Qualified XII (1.25)	4,414.362	12.82	56,592
Qualified XII (1.30)	60.240	12.81	772
Qualified XII (1.40)	1,068.666	12.81	13,690
Qualified XII (1.45)	42.863	12.80	549
Qualified XVI	1,522.407	12.80	19,487
Qualified XVII	3,357.312	12.84	43,108
Qualified XXXIV	419.396	12.85	5,389
Qualified XXXVIII	1,989.200	12.92	25,700
Qualified XLIII	19.740	12.86	254
Qualified LIV	1,100.767	12.86	14,156
Qualified LVI	6,992.188	12.90	90,199
	237,375.334		$ 3,049,294
ING Russell™ Mid Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	770.699	$ 8.18	$ 6,304
ING MAP PLUS NP1	1,917.148	8.32	15,951
ING MAP PLUS NP11	29.787	8.25	246
ING MAP PLUS NP17	64.326	8.21	528
ING MAP PLUS NP21	2,816.125	8.19	23,064
ING MAP PLUS NP22	230.631	8.18	1,887
ING MAP PLUS NP23	471.958	8.17	3,856
Qualified VI	116,466.384	8.18	952,695
Qualified XII (0.00)	124.806	8.36	1,043
Qualified XII (0.40)	2,136.289	8.30	17,731
Qualified XII (0.50)	1,726.315	8.29	14,311
Qualified XII (0.55)	525.577	8.28	4,352
Qualified XII (0.60)	6,719.112	8.27	55,567

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Mid Cap Index Portfolio - Class I
(continued)
Qualified XII (0.65)	210.821	$ 8.27	$ 1,743
Qualified XII (0.70)	961.332	8.26	7,941
Qualified XII (0.75)	6,649.926	8.25	54,862
Qualified XII (0.80)	15,185.212	8.25	125,278
Qualified XII (0.85)	41,149.314	8.24	339,070
Qualified XII (0.95)	12,373.452	8.23	101,834
Qualified XII (1.00)	61,222.603	8.22	503,250
Qualified XII (1.05)	21.514	8.21	177
Qualified XII (1.10)	234.187	8.20	1,920
Qualified XII (1.15)	5,274.560	8.20	43,251
Qualified XII (1.20)	1,052.987	8.19	8,624
Qualified XII (1.25)	3,690.857	8.18	30,191
Qualified XII (1.40)	248.271	8.16	2,026
Qualified XV	483.192	8.23	3,977
Qualified XVI	584.594	8.15	4,764
Qualified XXI	147,717.187	8.25	1,218,667
Qualified LIV	1,027.217	8.25	8,475
Qualified LVI	1,018.203	8.32	8,471
	433,104.586		$ 3,562,056
ING Russell™ Small Cap Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	466.001	$ 8.69	$ 4,050
ING MAP PLUS NP1	1,035.336	8.83	9,142
ING MAP PLUS NP3	260.781	8.82	2,300
ING MAP PLUS NP11	28.291	8.76	248
ING MAP PLUS NP17	3,225.359	8.72	28,125
ING MAP PLUS NP18	60.642	8.71	528
ING MAP PLUS NP21	41.635	8.69	362
ING MAP PLUS NP22	193.579	8.68	1,680
ING MAP PLUS NP23	436.935	8.67	3,788
Qualified VI	89,805.148	8.69	780,407
Qualified XII (0.40)	3,146.984	8.81	27,725
Qualified XII (0.50)	1,542.639	8.79	13,560
Qualified XII (0.55)	2,380.394	8.79	20,924
Qualified XII (0.60)	5,000.998	8.78	43,909
Qualified XII (0.65)	1,950.885	8.77	17,109
Qualified XII (0.70)	1,129.067	8.77	9,902
Qualified XII (0.75)	3,164.412	8.76	27,720
Qualified XII (0.80)	10,941.903	8.75	95,742
Qualified XII (0.85)	28,052.974	8.74	245,183
Qualified XII (0.90)	2,015.335	8.74	17,614
Qualified XII (0.95)	7,676.090	8.73	67,012
Qualified XII (1.00)	55,268.493	8.72	481,941
Qualified XII (1.05)	113.517	8.72	990
Qualified XII (1.10)	7.169	8.71	62
Qualified XII (1.15)	574.310	8.70	4,996
Qualified XII (1.20)	1,481.159	8.69	12,871

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Small Cap Index Portfolio - Class I
(continued)
Qualified XII (1.25)	2,900.913	$ 8.69	$ 25,209
Qualified XII (1.40)	228.664	8.66	1,980
Qualified XII (1.45)	3.568	8.66	31
Qualified XVI	10.511	8.65	91
Qualified XXI	15.782	8.75	138
Qualified LIV	920.424	8.75	8,054
Qualified LVI	921.613	8.83	8,138
	225,001.511		$ 1,961,531
ING Small Company Portfolio - Class I
Currently payable annuity contracts:	93,606.273	$12.24 to $24.99	$ 1,400,333
Contracts in accumulation period:
ING Custom Choice 62	3,249.807	13.34	43,352
ING Custom Choice 65	9,392.890	12.73	119,571
ING MAP PLUS NP6	618.332	13.16	8,137
ING MAP PLUS NP9	1,533.667	13.04	19,999
ING MAP PLUS NP11	2,223.911	12.97	28,844
ING MAP PLUS NP12	1,591.596	12.93	20,579
ING MAP PLUS NP13	4.361	12.89	56
ING MAP PLUS NP14	1,150.563	12.85	14,785
ING MAP PLUS NP15	3,287.807	12.81	42,117
ING MAP PLUS NP16	73.789	12.78	943
ING MAP PLUS NP17	1,845.263	12.74	23,509
ING MAP PLUS NP19	5,030.070	12.66	63,681
ING MAP PLUS NP21	157.625	12.59	1,984
ING MAP PLUS NP22	951.305	12.55	11,939
ING MAP PLUS NP23	32.572	12.51	407
ING MAP PLUS NP24	8,645.057	12.48	107,890
ING MAP PLUS NP25	1,950.180	12.44	24,260
ING MAP PLUS NP26	2,283.790	12.40	28,319
ING MAP PLUS NP27	172.541	12.37	2,134
ING MAP PLUS NP28	2,400.327	12.33	29,596
ING MAP PLUS NP29	3,391.480	12.29	41,681
ING MAP PLUS NP30	181.059	12.26	2,220
Qualified V	204.329	24.48	5,002
Qualified VI	1,202,463.696	24.99	30,049,568
Qualified VIII	358.844	24.96	8,957
Qualified X (1.15)	71,252.326	25.31	1,803,396
Qualified X (1.25)	106,861.261	24.99	2,670,463
Qualified XII (0.00)	9,557.602	19.35	184,940
Qualified XII (0.05)	47,168.018	27.77	1,309,856
Qualified XII (0.20)	14,740.871	18.91	278,750
Qualified XII (0.25)	3,544.964	18.80	66,645
Qualified XII (0.30)	169,567.270	18.69	3,169,212
Qualified XII (0.35)	2,157.535	18.58	40,087
Qualified XII (0.40)	45,121.600	27.60	1,245,356
Qualified XII (0.45)	454.098	18.37	8,342
Qualified XII (0.50)	134,627.405	18.54	2,495,992
Qualified XII (0.55)	66,469.711	18.15	1,206,425

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Small Company Portfolio - Class I (continued)
Qualified XII (0.60)	69,770.982	$ 18.05	$ 1,259,366
Qualified XII (0.65)	125,383.334	17.94	2,249,377
Qualified XII (0.70)	94,325.638	17.84	1,682,769
Qualified XII (0.75)	192,450.148	17.74	3,414,066
Qualified XII (0.80)	480,037.300	18.80	9,024,701
Qualified XII (0.85)	167,456.221	26.29	4,402,424
Qualified XII (0.90)	20,351.185	18.12	368,763
Qualified XII (0.95)	161,075.023	25.96	4,181,508
Qualified XII (1.00)	622,412.956	25.79	16,052,030
Qualified XII (1.05)	27,363.193	25.63	701,319
Qualified XII (1.10)	37,413.584	25.47	952,924
Qualified XII (1.15)	50,705.607	25.31	1,283,359
Qualified XII (1.20)	10,297.771	25.15	258,989
Qualified XII (1.25)	24,312.317	24.99	607,565
Qualified XII (1.30)	1,181.669	24.83	29,341
Qualified XII (1.35)	2,137.908	24.67	52,742
Qualified XII (1.40)	6,834.595	24.51	167,516
Qualified XII (1.45)	626.099	24.36	15,252
Qualified XII (1.50)	4,023.454	24.20	97,368
Qualified XV	9,470.355	25.96	245,850
Qualified XVI	36,207.418	24.20	876,220
Qualified XVII	4,114.258	24.99	102,815
Qualified XVIII	3,317.932	26.11	86,631
Qualified XXVI	1,351.346	26.17	35,365
Qualified XXVII	668,262.993	12.58	8,406,748
Qualified XXVIII	161,079.238	13.40	2,158,462
Qualified XXXII	3,863.461	12.99	50,186
Qualified XXXIV	1,909.863	8.35	15,947
Qualified XXXVI	18,035.390	14.55	262,415
Qualified XXXVIII	49,521.193	8.43	417,464
Qualified XLIII	1,094.271	8.35	9,137
Qualified LIV	55,858.026	12.60	703,811
Qualified LVI	71,760.452	12.82	919,969
	5,202,328.975		$ 107,671,726
ING Small Company Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	10,926.711	$ 10.80	$ 118,008

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING U.S. Bond Index Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	461.104	$ 10.65	$ 4,911
ING Custom Choice 65	19.430	10.80	210
ING MAP PLUS NP11	535.741	10.75	5,759
ING MAP PLUS NP15	2,916.420	10.71	31,235
ING MAP PLUS NP17	240.647	10.70	2,575
ING MAP PLUS NP21	3,130.551	10.66	33,372
Qualified VI	160,284.100	10.65	1,707,026
Qualified XII (0.00)	740.250	10.87	8,047
Qualified XII (0.30)	7,961.118	10.82	86,139
Qualified XII (0.40)	5,735.758	10.80	61,946
Qualified XII (0.50)	2,626.074	10.78	28,309
Qualified XII (0.55)	24,372.175	10.77	262,488
Qualified XII (0.60)	2,406.979	10.77	25,923
Qualified XII (0.65)	1,918.657	10.76	20,645
Qualified XII (0.70)	2,550.433	10.75	27,417
Qualified XII (0.75)	14,755.262	10.74	158,472
Qualified XII (0.80)	11,857.264	10.73	127,228
Qualified XII (0.85)	6,588.455	10.72	70,628
Qualified XII (0.90)	5,986.130	10.71	64,111
Qualified XII (0.95)	9,145.617	10.70	97,858
Qualified XII (1.00)	76,709.305	10.69	820,022
Qualified XII (1.05)	1,345.867	10.69	14,387
Qualified XII (1.10)	1,640.841	10.68	17,524
Qualified XII (1.15)	3,048.424	10.67	32,527
Qualified XII (1.20)	940.013	10.66	10,021
Qualified XII (1.25)	9,615.190	10.65	102,402
Qualified XII (1.35)	584.536	10.63	6,214
Qualified XII (1.40)	4,548.065	10.62	48,300
Qualified XII (1.45)	1.770	10.62	19
Qualified XVI	860.156	10.61	9,126
Qualified XXI	6.421	10.73	69
Qualified XXVI	14.990	10.71	161
Qualified XXXIV	79.812	10.77	860
Qualified XXXVIII	168.369	10.87	1,830
Qualified XLIII	773.798	10.76	8,326
Qualified LIV	1,489.365	10.73	15,981
Qualified LVI	1,879.340	10.83	20,353
	367,938.427		$ 3,932,421

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Value Portfolio - Class I
Currently payable annuity contracts:	212,368.530	$ 13.58	$ 2,883,965
Contracts in accumulation period:
ING Custom Choice 62	1,019.576	13.08	13,336
ING Custom Choice 65	2,749.646	12.06	33,161
ING MAP PLUS NP3	170.886	13.52	2,310
ING MAP PLUS NP10	1,635.074	13.24	21,648
ING MAP PLUS NP11	7,319.739	13.20	96,621
ING MAP PLUS NP12	699.400	13.16	9,204
ING MAP PLUS NP15	4,429.012	13.05	57,799
ING MAP PLUS NP18	318.057	12.93	4,112
ING MAP PLUS NP20	4,241.665	12.86	54,548
ING MAP PLUS NP21	977.265	12.82	12,529
ING MAP PLUS NP22	674.074	12.78	8,615
ING MAP PLUS NP25	718.099	12.67	9,098
ING MAP PLUS NP26	275.717	12.63	3,482
ING MAP PLUS NP27	385.797	12.59	4,857
ING MAP PLUS NP28	22.666	12.56	285
ING MAP PLUS NP30	707.749	12.48	8,833
ING MAP PLUS NP32	198.825	12.41	2,467
ING MAP PLUS NP35	810.759	12.30	9,972
Qualified V	549.674	12.86	7,069
Qualified VI	910,105.600	13.04	11,867,777
Qualified X (1.15)	69,192.224	13.15	909,878
Qualified X (1.25)	183,611.401	13.04	2,394,293
Qualified XII (0.00)	4,699.055	14.49	68,089
Qualified XII (0.10)	30.472	14.37	438
Qualified XII (0.20)	136,230.300	14.25	1,941,282
Qualified XII (0.25)	1,600.276	14.19	22,708
Qualified XII (0.30)	125,108.401	14.13	1,767,782
Qualified XII (0.40)	141,199.187	14.01	1,978,201
Qualified XII (0.50)	202,993.379	13.89	2,819,578
Qualified XII (0.55)	47,774.106	13.83	660,716
Qualified XII (0.60)	46,057.523	13.78	634,673
Qualified XII (0.65)	58,284.015	13.72	799,657
Qualified XII (0.70)	44,887.897	13.66	613,169
Qualified XII (0.75)	71,955.920	13.60	978,601
Qualified XII (0.80)	179,402.029	13.54	2,429,103
Qualified XII (0.85)	3,313,871.201	13.49	44,704,123
Qualified XII (0.90)	12,679.171	13.43	170,281
Qualified XII (0.95)	102,121.842	13.37	1,365,369
Qualified XII (1.00)	669,777.078	13.32	8,921,431
Qualified XII (1.05)	15,162.479	13.26	201,054
Qualified XII (1.10)	18,533.260	13.21	244,824
Qualified XII (1.15)	78,545.628	13.15	1,032,875
Qualified XII (1.20)	16,241.895	13.09	212,606
Qualified XII (1.25)	41,225.700	13.04	537,583
Qualified XII (1.30)	2,988.898	12.98	38,796
Qualified XII (1.35)	237.407	12.93	3,070

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Value Portfolio - Class I (continued)
Qualified XII (1.40)	3,584.746	$ 12.87	$ 46,136
Qualified XII (1.45)	1,174.474	12.82	15,057
Qualified XII (1.50)	626.140	12.77	7,996
Qualified XIII	911.956	13.37	12,193
Qualified XV	3,942.871	13.37	52,716
Qualified XVI	24,825.078	12.77	317,016
Qualified XVII	640.160	13.04	8,348
Qualified XVIII	9,968.074	13.04	129,984
Qualified XXI	42,101.148	13.54	570,050
Qualified XXVI	1,473.434	13.51	19,906
Qualified XXVIII	823,379.166	14.85	12,227,181
Qualified XXXII	1,597.303	13.37	21,356
Qualified XXXIII (0.65)	47,866.842	13.64	652,904
Qualified XXXIV	2,916.162	7.17	20,909
Qualified XXXVIII	14,325.830	7.23	103,576
Qualified XLIII	1,533.198	7.16	10,978
Qualified LIV	7,476.261	11.94	89,267
Qualified LVI	19,092.875	12.15	231,978
	7,742,224.272		$ 105,099,419
ING International Value Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	26,005.911	$ 10.88	$ 282,944

ING MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	423.012	$ 14.16	$ 5,990
ING Custom Choice 65	2,829.910	13.75	38,911
Qualified VI	350,404.355	12.75	4,467,656
Qualified X (1.15)	6,259.492	12.85	80,434
Qualified X (1.25)	40,168.232	12.75	512,145
Qualified XII (0.00)	866.382	14.17	12,277
Qualified XII (0.30)	46,066.079	13.81	636,173
Qualified XII (0.40)	12,313.348	13.69	168,570
Qualified XII (0.50)	10,928.349	13.58	148,407
Qualified XII (0.55)	10,563.652	13.52	142,821
Qualified XII (0.60)	4,658.537	13.47	62,750
Qualified XII (0.65)	34,192.145	13.41	458,517
Qualified XII (0.70)	6,676.849	13.35	89,136
Qualified XII (0.75)	50,647.295	13.30	673,609
Qualified XII (0.80)	66,790.235	13.24	884,303
Qualified XII (0.85)	40,539.929	13.18	534,316
Qualified XII (0.90)	15,536.184	13.13	203,990
Qualified XII (0.95)	62,178.894	13.07	812,678
Qualified XII (1.00)	149,841.434	13.02	1,950,935
Qualified XII (1.05)	1,171.531	12.96	15,183
Qualified XII (1.10)	13,906.747	12.91	179,536
Qualified XII (1.15)	7,884.300	12.85	101,313
Qualified XII (1.20)	4,821.349	12.80	61,713

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MidCap Opportunities Portfolio - Class I
(continued)
Qualified XII (1.25)	10,460.825	$ 12.75	$ 133,376
Qualified XII (1.30)	105.950	12.69	1,345
Qualified XII (1.35)	175.491	12.64	2,218
Qualified XII (1.40)	738.255	12.58	9,287
Qualified XII (1.45)	241.181	12.53	3,022
Qualified XV	1,054.510	13.07	13,782
Qualified XVI	9,315.582	12.48	116,258
Qualified XVIII	4,970.204	12.75	63,370
Qualified XXVI	769.188	13.21	10,161
Qualified XXXIV	3,879.614	8.93	34,645
Qualified XXXVIII	12,540.415	9.02	113,115
Qualified XLIII	109.583	8.92	977
Qualified LIV	126.076	13.61	1,716
Qualified LVI	13,735.812	13.85	190,241
	997,890.926		$ 12,934,876
ING MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	22,591.111	$ 12.21	$ 275,837

ING SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	131.901	$ 12.81	$ 1,690
ING Custom Choice 65	268.202	12.57	3,371
Qualified V	67.916	7.98	542
Qualified VI	281,664.692	8.09	2,278,667
Qualified VIII	126.428	8.09	1,023
Qualified X (1.15)	18,869.002	8.16	153,971
Qualified X (1.25)	37,867.799	8.09	306,350
Qualified XII (0.00)	145.000	8.99	1,304
Qualified XII (0.20)	74.732	8.84	661
Qualified XII (0.25)	583.803	8.80	5,137
Qualified XII (0.30)	354,564.789	8.77	3,109,533
Qualified XII (0.40)	4,902.595	8.69	42,604
Qualified XII (0.50)	23,988.521	8.62	206,781
Qualified XII (0.55)	7,999.083	8.58	68,632
Qualified XII (0.60)	17,863.710	8.55	152,735
Qualified XII (0.65)	137,213.723	8.51	1,167,689
Qualified XII (0.70)	4,911.426	8.48	41,649
Qualified XII (0.75)	17,399.719	8.44	146,854
Qualified XII (0.80)	91,859.164	8.40	771,617
Qualified XII (0.85)	33,671.769	8.37	281,833
Qualified XII (0.90)	5,324.759	8.33	44,355
Qualified XII (0.95)	66,415.513	8.30	551,249
Qualified XII (1.00)	256,578.708	8.26	2,119,340
Qualified XII (1.05)	2,897.365	8.23	23,845
Qualified XII (1.10)	7,626.492	8.19	62,461
Qualified XII (1.15)	9,166.241	8.16	74,797
Qualified XII (1.20)	4,542.533	8.12	36,885

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING SmallCap Opportunities Portfolio - Class I
(continued)
Qualified XII (1.25)	10,305.158	$ 8.09	$ 83,369
Qualified XII (1.30)	147.860	8.06	1,192
Qualified XII (1.40)	2,859.925	7.99	22,851
Qualified XII (1.45)	1,401.537	7.95	11,142
Qualified XV	354.488	8.30	2,942
Qualified XVI	4,983.080	7.92	39,466
Qualified XXVI	533.868	8.39	4,479
Qualified XXXIV	83.508	8.24	688
Qualified XLIII	182.426	8.23	1,501
Qualified LIV	4,297.219	12.44	53,457
Qualified LVI	1,702.505	12.66	21,554
	1,413,577.159		$ 11,898,216
ING SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Qualified XXXV	5,639.880	$ 10.68	$ 60,234

Janus Aspen Series Balanced Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	6,065.751	$ 33.21	$ 201,444
Qualified XII (0.50)	186.424	22.49	4,193
Qualified XII (0.55)	4.030	21.28	86
Qualified XII (0.65)	540.338	21.03	11,363
Qualified XII (0.70)	142.804	20.91	2,986
Qualified XII (0.80)	29.552	22.33	660
Qualified XII (0.85)	20.069	31.23	627
Qualified XII (0.90)	675.575	21.65	14,626
Qualified XII (0.95)	100.976	30.80	3,110
Qualified XII (1.00)	227.061	30.59	6,946
Qualified XII (1.15)	41.827	29.97	1,254
Qualified XII (1.25)	50.633	29.57	1,497
Qualified XII (1.40)	0.074	28.97	2
Qualified XII (1.45)	8.623	28.77	248
Qualified XVII	367.060	33.21	12,190
	8,460.797		$ 261,232

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Series Enterprise Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	10,172.985	$ 25.35	$ 257,885
Qualified XII (0.30)	318.401	16.31	5,193
Qualified XII (0.45)	0.050	16.03	1
Qualified XII (0.50)	192.051	16.48	3,165
Qualified XII (0.55)	5.116	15.84	81
Qualified XII (0.65)	96.935	15.66	1,518
Qualified XII (0.70)	943.295	15.57	14,687
Qualified XII (0.80)	261.990	16.60	4,349
Qualified XII (0.85)	526.897	17.89	9,426
Qualified XII (0.90)	316.531	16.13	5,106
Qualified XII (0.95)	236.531	17.65	4,175
Qualified XII (1.00)	8.961	17.53	157
Qualified XII (1.20)	574.313	17.06	9,798
Qualified XII (1.45)	14.756	16.49	243
Qualified XII (1.50)	12.787	16.37	209
Qualified XVII	416.944	25.35	10,570
	14,098.543		$ 326,563
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
Contracts in accumulation period:
Qualified VI	1,474.286	$ 26.20	$ 38,626
Qualified X (1.25)	7.868	17.63	139
Qualified XII (0.50)	21.199	19.55	414
Qualified XII (0.55)	22.642	19.08	432
Qualified XII (0.60)	0.229	18.97	4
Qualified XII (0.65)	161.162	18.86	3,040
Qualified XII (0.70)	602.362	18.75	11,294
Qualified XII (0.80)	31.755	18.92	601
Qualified XII (0.85)	21.433	23.12	496
Qualified XII (0.90)	140.746	18.71	2,633
Qualified XII (0.95)	24.121	22.81	550
Qualified XII (1.00)	169.061	22.66	3,831
Qualified XII (1.15)	11.381	22.20	253
Qualified XII (1.50)	7.975	21.16	169
	2,696.220		$ 62,482

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Series Janus Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	3,231.649	$ 18.53	$ 59,882
Qualified X (1.25)	18.723	19.82	371
Qualified XII (0.50)	203.562	12.07	2,457
Qualified XII (0.55)	7.042	11.32	80
Qualified XII (0.65)	75.430	11.19	844
Qualified XII (0.70)	970.990	11.12	10,797
Qualified XII (0.80)	55.844	12.10	676
Qualified XII (0.85)	32.192	16.73	539
Qualified XII (0.90)	394.275	11.62	4,581
Qualified XII (0.95)	89.401	16.50	1,475
Qualified XII (1.00)	9.534	16.39	156
Qualified XII (1.40)	3.782	15.52	59
Qualified XVII	4.151	18.53	77
Qualified XXXIV	219.986	8.02	1,764
	5,316.561		$ 83,758
Janus Aspen Series Worldwide Portfolio - Institutional
Shares
Contracts in accumulation period:
Qualified VI	5,388.932	$ 20.19	$ 108,803
Qualified XII (0.45)	0.092	10.60	1
Qualified XII (0.50)	225.303	11.83	2,665
Qualified XII (0.65)	253.698	10.36	2,628
Qualified XII (0.70)	1,044.948	10.30	10,763
Qualified XII (0.80)	985.211	11.97	11,793
Qualified XII (0.85)	97.437	17.46	1,701
Qualified XII (0.90)	639.737	11.58	7,408
Qualified XII (0.95)	77.052	17.22	1,327
Qualified XII (1.00)	252.943	17.11	4,328
Qualified XII (1.15)	63.423	16.76	1,063
Qualified XII (1.20)	158.036	16.64	2,630
Qualified XII (1.50)	4.409	15.98	70
Qualified XVII	828.600	20.19	16,729
	10,019.821		$ 171,909

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
Contracts in accumulation period:
ING Custom Choice 62	2,274.820	$ 7.24	$ 16,470
ING MAP PLUS NP8	21,597.634	7.38	159,391
ING MAP PLUS NP17	1,062.351	7.29	7,745
Qualified VI	30,093.269	7.24	217,875
Qualified XII (0.00)	311.557	7.49	2,334
Qualified XII (0.30)	267.627	7.43	1,988
Qualified XII (0.40)	179.908	7.41	1,333
Qualified XII (0.50)	38,124.643	7.39	281,741
Qualified XII (0.55)	1,069.778	7.38	7,895
Qualified XII (0.60)	6,122.602	7.37	45,124
Qualified XII (0.65)	44.227	7.36	326
Qualified XII (0.70)	307.400	7.35	2,259
Qualified XII (0.75)	5,191.170	7.34	38,103
Qualified XII (0.80)	6,122.909	7.33	44,881
Qualified XII (0.85)	17,346.667	7.32	126,978
Qualified XII (0.95)	5,577.911	7.30	40,719
Qualified XII (1.00)	12,202.722	7.29	88,958
Qualified XII (1.05)	10.117	7.28	74
Qualified XII (1.10)	363.276	7.27	2,641
Qualified XII (1.15)	118.910	7.26	863
Qualified XII (1.20)	6,063.708	7.25	43,962
Qualified XII (1.25)	135.659	7.24	982
Qualified XII (1.40)	4.495	7.21	32
Qualified XII (1.50)	2,158.707	7.19	15,521
Qualified XVI	1,327.060	7.19	9,542
Qualified XXVI	554.144	7.34	4,067
Qualified LIV	8.879	7.33	65
	158,642.150		$ 1,161,869
LKCM Aquinas Growth Fund
Contracts in accumulation period:
Qualified XII (1.00)	116.906	$ 10.34	$ 1,209
Qualified XII (1.05)	19,791.778	10.31	204,053
Qualified XXXIV	7,377.207	8.65	63,813
	27,285.891		$ 269,075

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Loomis Sayles Small Cap Value Fund - Retail Class
Contracts in accumulation period:
Qualified VI	72,170.012	$ 9.08	$ 655,304
Qualified XII (0.40)	2,941.067	9.20	27,058
Qualified XII (0.50)	5,129.923	9.19	47,144
Qualified XII (0.55)	88.137	9.18	809
Qualified XII (0.60)	5,343.303	9.17	48,998
Qualified XII (0.65)	176.265	9.17	1,616
Qualified XII (0.70)	368.516	9.16	3,376
Qualified XII (0.75)	5,763.321	9.15	52,734
Qualified XII (0.80)	4,763.434	9.14	43,538
Qualified XII (0.85)	6,653.196	9.14	60,810
Qualified XII (0.90)	439.054	9.13	4,009
Qualified XII (0.95)	14,220.822	9.12	129,694
Qualified XII (1.00)	43,931.625	9.11	400,217
Qualified XII (1.05)	233.616	9.11	2,128
Qualified XII (1.10)	223.225	9.10	2,031
Qualified XII (1.15)	4,678.938	9.09	42,532
Qualified XII (1.20)	5,929.955	9.08	53,844
Qualified XII (1.25)	1,455.868	9.08	13,219
Qualified XII (1.35)	13.155	9.06	119
Qualified XII (1.40)	532.385	9.05	4,818
Qualified XVI	1,618.958	9.04	14,635
Qualified XXI	94,682.910	9.14	865,402
Qualified XXXVIII	147.134	9.27	1,364
Qualified LIV	691.934	9.14	6,324
Qualified LVI	3,896.537	9.23	35,965
	276,093.290		$ 2,517,688
Lord Abbett Mid-Cap Value Fund, Inc. - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	7,919.543	$ 10.94	$ 86,640
ING MAP PLUS NP10	4,729.597	10.90	51,553
ING MAP PLUS NP11	3,467.284	10.87	37,689
ING MAP PLUS NP12	2,930.779	10.84	31,770
ING MAP PLUS NP15	16,995.444	10.75	182,701
ING MAP PLUS NP16	11,496.302	10.71	123,125
ING MAP PLUS NP17	8,872.625	10.68	94,760
ING MAP PLUS NP20	9,939.053	10.59	105,255
ING MAP PLUS NP23	131.662	10.49	1,381
ING MAP PLUS NP25	905.661	10.43	9,446
ING MAP PLUS NP28	12,172.827	10.34	125,867
ING MAP PLUS NP30	1,356.524	10.28	13,945
ING MAP PLUS NP32	244.877	10.22	2,503
ING MAP PLUS NP35	914.669	10.13	9,266
Qualified XII (1.00)	14,006.669	12.70	177,885
	96,083.516		$ 1,053,786

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Small-Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	18,575.951	$ 15.49	$ 287,741
ING MAP PLUS NP11	17,324.470	15.40	266,797
ING MAP PLUS NP12	1,044.798	15.36	16,048
ING MAP PLUS NP14	7,403.386	15.27	113,050
ING MAP PLUS NP17	3,471.857	15.13	52,529
ING MAP PLUS NP20	23,400.724	15.00	351,011
ING MAP PLUS NP21	152.908	14.95	2,286
ING MAP PLUS NP22	381.633	14.91	5,690
ING MAP PLUS NP23	291.235	14.86	4,328
ING MAP PLUS NP28	4,693.723	14.65	68,763
ING MAP PLUS NP29	9,950.948	14.60	145,284
ING MAP PLUS NP30	1,154.025	14.56	16,803
	87,845.658		$ 1,330,330
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
Currently payable annuity contracts:	67,794.934	$ 11.44	$ 775,574
Contracts in accumulation period:
ING Custom Choice 62	589.945	10.66	6,289
ING Custom Choice 65	4,058.617	9.71	39,409
Qualified VI	1,486,108.289	11.07	16,451,219
Qualified X (1.15)	57,193.557	11.16	638,280
Qualified X (1.25)	192,648.565	11.07	2,132,620
Qualified XII (0.00)	9,017.950	12.30	110,921
Qualified XII (0.10)	56.604	12.20	691
Qualified XII (0.20)	107.273	12.10	1,298
Qualified XII (0.25)	15.609	12.04	188
Qualified XII (0.30)	284,892.703	11.99	3,415,864
Qualified XII (0.35)	672.180	11.94	8,026
Qualified XII (0.40)	26,703.906	11.89	317,509
Qualified XII (0.50)	107,340.586	11.79	1,265,546
Qualified XII (0.55)	39,404.991	11.74	462,615
Qualified XII (0.60)	17,082.235	11.69	199,691
Qualified XII (0.65)	132,172.100	11.64	1,538,483
Qualified XII (0.70)	51,978.509	11.60	602,951
Qualified XII (0.75)	91,267.114	11.55	1,054,135
Qualified XII (0.80)	106,699.845	11.50	1,227,048
Qualified XII (0.85)	1,405,638.324	11.45	16,094,559
Qualified XII (0.90)	42,976.168	11.40	489,928
Qualified XII (0.95)	272,007.300	11.35	3,087,283
Qualified XII (1.00)	982,771.021	11.30	11,105,313
Qualified XII (1.05)	22,904.016	11.26	257,899
Qualified XII (1.10)	47,684.323	11.21	534,541
Qualified XII (1.15)	47,913.558	11.16	534,715
Qualified XII (1.20)	14,277.951	11.12	158,771
Qualified XII (1.25)	102,003.441	11.07	1,129,178
Qualified XII (1.30)	1,317.803	11.02	14,522
Qualified XII (1.35)	3,620.499	10.98	39,753
Qualified XII (1.40)	7,786.871	10.93	85,111

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC (continued)
Qualified XII (1.45)	2,761.893	$ 10.88	$ 30,049
Qualified XII (1.50)	1,229.197	10.84	13,324
Qualified XIII	1,031.101	11.35	11,703
Qualified XV	6,354.667	11.35	72,125
Qualified XVI	44,447.308	10.84	481,809
Qualified XVII	2,939.940	11.07	32,545
Qualified XVIII	2,372.240	11.07	26,261
Qualified XXVI	9,590.115	11.40	109,327
Qualified XXVII	909,112.074	13.99	12,718,478
Qualified XXVIII	795,992.026	12.10	9,631,504
Qualified XXXII	7,775.164	11.15	86,693
Qualified XXXIII (0.65)	32,611.793	13.04	425,258
Qualified XXXIV	1,613.796	7.19	11,603
Qualified XXXVIII	11,641.543	7.25	84,401
Qualified XLIII	1,314.760	7.18	9,440
Qualified LIV	42,024.129	9.60	403,432
Qualified LVI	27,917.242	9.76	272,472
	7,527,435.775		$ 88,200,354
Massachusetts Investors Growth Stock Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP9	16,921.996	$ 11.29	$ 191,049
ING MAP PLUS NP12	3,517.450	11.19	39,360
ING MAP PLUS NP13	3,377.698	11.16	37,695
ING MAP PLUS NP15	871.231	11.10	9,671
ING MAP PLUS NP17	1,256.491	11.03	13,859
ING MAP PLUS NP20	501.126	10.93	5,477
	26,445.992		$ 297,111
Morgan Stanley U.S. Small Cap Value Portfolio -
Class I
Contracts in accumulation period:
Qualified XLII	180,777.440	$ 9.66	$ 1,746,310

Neuberger Berman Socially Responsive Fund® - Trust
Class
Contracts in accumulation period:
ING MAP PLUS NP6	6,159.998	$ 9.07	$ 55,871
ING MAP PLUS NP8	16,240.331	9.03	146,650
ING MAP PLUS NP11	15,321.419	8.98	137,586
ING MAP PLUS NP12	16,033.660	8.97	143,822
ING MAP PLUS NP13	4,751.398	8.95	42,525
ING MAP PLUS NP15	33,870.893	8.92	302,128
ING MAP PLUS NP16	403.533	8.90	3,591
ING MAP PLUS NP17	3,032.696	8.88	26,930
ING MAP PLUS NP18	2,338.595	8.87	20,743
ING MAP PLUS NP19	72.676	8.85	643
ING MAP PLUS NP20	1,223.738	8.84	10,818
ING MAP PLUS NP24	286.757	8.77	2,515
ING MAP PLUS NP25	3,719.675	8.75	32,547

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Neuberger Berman Socially Responsive Fund® - Trust
Class (continued)
ING MAP PLUS NP26	152.797	$ 8.74	$ 1,335
ING MAP PLUS NP28	41.251	8.71	359
Qualified VI	106,032.130	8.80	933,083
Qualified XII (0.00)	125.178	9.22	1,154
Qualified XII (0.30)	1,424.786	9.12	12,994
Qualified XII (0.40)	4,776.780	9.08	43,373
Qualified XII (0.50)	5,036.896	9.05	45,584
Qualified XII (0.55)	15,542.864	9.03	140,352
Qualified XII (0.60)	349.885	9.01	3,152
Qualified XII (0.65)	11,996.050	9.00	107,964
Qualified XII (0.70)	5,321.157	8.98	47,784
Qualified XII (0.75)	9,317.339	8.97	83,577
Qualified XII (0.80)	6,611.838	8.95	59,176
Qualified XII (0.85)	11,604.882	8.93	103,632
Qualified XII (0.90)	4,613.540	8.92	41,153
Qualified XII (0.95)	30,140.403	8.90	268,250
Qualified XII (1.00)	71,251.779	8.88	632,716
Qualified XII (1.05)	3,670.230	8.87	32,555
Qualified XII (1.10)	5,763.931	8.85	51,011
Qualified XII (1.15)	3,637.164	8.83	32,116
Qualified XII (1.20)	1,891.206	8.82	16,680
Qualified XII (1.25)	6,537.067	8.80	57,526
Qualified XII (1.30)	60.456	8.79	531
Qualified XII (1.35)	1,251.971	8.77	10,980
Qualified XII (1.40)	2,006.942	8.75	17,561
Qualified XII (1.45)	11.849	8.74	104
Qualified XV	276.924	8.90	2,465
Qualified XVI	8,632.768	8.72	75,278
Qualified LIV	1,046.404	9.00	9,418
Qualified LVI	1,473.309	9.15	13,481
	424,055.145		$ 3,771,713
New Perspective Fund®, Inc. - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	115,665.916	$ 14.56	$ 1,684,096
ING MAP PLUS NP4	14,447.660	14.44	208,624
ING MAP PLUS NP6	10,404.683	14.35	149,307
ING MAP PLUS NP8	11,366.321	14.27	162,197
ING MAP PLUS NP9	4,447.928	14.22	63,250
ING MAP PLUS NP11	10,762.271	14.14	152,179
ING MAP PLUS NP12	8,819.133	14.10	124,350
ING MAP PLUS NP13	12.435	14.06	175
ING MAP PLUS NP14	17,758.368	14.02	248,972
ING MAP PLUS NP15	22,292.544	13.97	311,427
ING MAP PLUS NP16	161.012	13.93	2,243
ING MAP PLUS NP17	3,949.870	13.89	54,864
ING MAP PLUS NP18	19,908.604	13.85	275,734
ING MAP PLUS NP19	3,714.993	13.81	51,304
ING MAP PLUS NP20	12,505.048	13.77	172,195

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
New Perspective Fund®, Inc. - Class R-3 (continued)
ING MAP PLUS NP21	8,823.162	$ 13.73	$ 121,142
ING MAP PLUS NP23	799.426	13.65	10,912
ING MAP PLUS NP24	19.170	13.61	261
ING MAP PLUS NP25	2.477	13.57	34
ING MAP PLUS NP26	2,355.477	13.53	31,870
ING MAP PLUS NP27	122.094	13.49	1,647
ING MAP PLUS NP28	1,951.970	13.45	26,254
ING MAP PLUS NP29	35.700	13.41	479
ING MAP PLUS NP30	1,687.609	13.37	22,563
ING MAP PLUS NP32	348.466	13.29	4,631
	272,362.337		$ 3,880,710
New Perspective Fund®, Inc. - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	4,724.188	$ 14.43	$ 68,170
ING Custom Choice 65	1,960.632	13.60	26,665
Qualified V	208.117	13.91	2,895
Qualified VI	813,928.001	14.04	11,427,549
Qualified XII (0.00)	1,195.231	15.07	18,012
Qualified XII (0.25)	1,108.603	14.86	16,474
Qualified XII (0.30)	191,754.233	14.82	2,841,798
Qualified XII (0.35)	2,128.905	14.78	31,465
Qualified XII (0.40)	29,457.027	14.73	433,902
Qualified XII (0.50)	632,681.554	14.65	9,268,785
Qualified XII (0.55)	33,801.873	14.61	493,845
Qualified XII (0.60)	13,642.780	14.57	198,775
Qualified XII (0.65)	47,848.932	14.53	695,245
Qualified XII (0.70)	29,280.743	14.49	424,278
Qualified XII (0.75)	157,056.483	14.44	2,267,896
Qualified XII (0.80)	211,882.142	14.40	3,051,103
Qualified XII (0.85)	149,704.485	14.36	2,149,756
Qualified XII (0.90)	11,815.156	14.32	169,193
Qualified XII (0.95)	232,590.100	14.28	3,321,387
Qualified XII (1.00)	592,609.582	14.24	8,438,760
Qualified XII (1.05)	6,287.317	14.20	89,280
Qualified XII (1.10)	23,033.364	14.16	326,152
Qualified XII (1.15)	19,204.127	14.12	271,162
Qualified XII (1.20)	12,000.130	14.08	168,962
Qualified XII (1.25)	59,943.801	14.04	841,611
Qualified XII (1.30)	872.482	14.00	12,215
Qualified XII (1.35)	630.337	13.96	8,800
Qualified XII (1.40)	8,802.547	13.92	122,531
Qualified XII (1.45)	567.148	13.88	7,872
Qualified XII (1.50)	1,006.428	13.84	13,929
Qualified XV	1,764.126	14.28	25,192
Qualified XVI	10,862.621	13.84	150,339
Qualified XVII	2,793.136	14.15	39,523
Qualified XXI	268,153.197	14.40	3,861,406
Qualified XXVI	789.579	14.36	11,338

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
New Perspective Fund®, Inc. - Class R-4 (continued)
Qualified XXVII	595,160.398	$ 13.04	$ 7,760,892
Qualified XXXIII (0.65)	3,794.395	14.92	56,612
Qualified XXXVIII	8,156.924	8.43	68,763
Qualified XLIII	81.434	8.34	679
Qualified LIV	14,543.048	13.46	195,749
Qualified LVI	2,953.374	13.68	40,402
	4,200,778.680		$ 59,419,362
Oppenheimer Capital Appreciation Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	1,245.771	$ 10.03	$ 12,495
ING MAP PLUS NP9	17,360.110	10.00	173,601
ING MAP PLUS NP10	41.123	9.97	410
ING MAP PLUS NP12	1,457.883	9.92	14,462
ING MAP PLUS NP14	305.823	9.86	3,015
ING MAP PLUS NP15	19,013.879	9.83	186,906
ING MAP PLUS NP16	273.312	9.80	2,678
ING MAP PLUS NP18	6,717.087	9.74	65,424
ING MAP PLUS NP23	675.064	9.60	6,481
ING MAP PLUS NP26	2,361.134	9.51	22,454
ING MAP PLUS NP28	5,247.724	9.46	49,643
	54,698.910		$ 537,569
Oppenheimer Developing Markets Fund - Class A
Contracts in accumulation period:
ING Custom Choice 62	5,025.142	$ 30.19	$ 151,709
ING Custom Choice 65	12,545.270	21.72	272,483
ING MAP PLUS NP1	19,822.119	29.01	575,040
ING MAP PLUS NP3	76.706	28.84	2,212
ING MAP PLUS NP6	13,282.823	28.59	379,756
ING MAP PLUS NP8	1,696.501	28.42	48,215
ING MAP PLUS NP9	17,273.711	28.34	489,537
ING MAP PLUS NP10	2,110.811	28.25	59,630
ING MAP PLUS NP11	2,345.382	28.17	66,069
ING MAP PLUS NP12	1,351.618	28.09	37,967
ING MAP PLUS NP13	13,386.275	28.00	374,816
ING MAP PLUS NP14	4,506.132	27.92	125,811
ING MAP PLUS NP17	13,443.549	27.67	371,983
ING MAP PLUS NP18	1,705.529	27.59	47,056
ING MAP PLUS NP19	4,083.411	27.51	112,335
ING MAP PLUS NP20	9,013.495	27.43	247,240
ING MAP PLUS NP21	3,365.166	27.35	92,037
ING MAP PLUS NP22	214.908	27.27	5,861
ING MAP PLUS NP23	904.963	27.19	24,606
ING MAP PLUS NP24	152.947	27.11	4,146
ING MAP PLUS NP25	542.094	27.03	14,653
ING MAP PLUS NP26	560.212	26.95	15,098
ING MAP PLUS NP27	1,326.555	26.87	35,645
ING MAP PLUS NP28	10,921.538	26.79	292,588
ING MAP PLUS NP29	1,896.864	26.71	50,665

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Developing Markets Fund - Class A
(continued)
ING MAP PLUS NP30	931.477	$ 26.63	$ 24,805
ING MAP PLUS NP36	4.092	26.16	107
Qualified V	195.913	59.56	11,669
Qualified VI	1,135,349.496	60.46	68,643,231
Qualified XII (0.00)	3,446.292	67.99	234,313
Qualified XII (0.10)	13.980	67.35	942
Qualified XII (0.25)	922.779	66.41	61,282
Qualified XII (0.30)	34,513.005	66.10	2,281,310
Qualified XII (0.40)	57,137.628	65.48	3,741,372
Qualified XII (0.45)	82.308	65.17	5,364
Qualified XII (0.50)	290,951.019	64.87	18,873,993
Qualified XII (0.55)	21,707.065	64.56	1,401,408
Qualified XII (0.60)	12,579.636	64.26	808,367
Qualified XII (0.65)	61,857.742	63.96	3,956,421
Qualified XII (0.70)	91,718.863	63.66	5,838,823
Qualified XII (0.75)	23,489.464	63.36	1,488,292
Qualified XII (0.80)	45,493.352	63.07	2,869,266
Qualified XII (0.85)	143,669.656	62.77	9,018,144
Qualified XII (0.90)	24,570.365	62.48	1,535,156
Qualified XII (0.95)	171,984.565	62.18	10,694,000
Qualified XII (1.00)	624,578.199	61.89	38,655,145
Qualified XII (1.05)	13,795.779	61.60	849,820
Qualified XII (1.10)	21,939.459	61.32	1,345,328
Qualified XII (1.15)	42,527.743	61.03	2,595,468
Qualified XII (1.20)	4,866.241	60.74	295,575
Qualified XII (1.25)	47,303.291	60.46	2,859,957
Qualified XII (1.30)	1,892.439	60.17	113,868
Qualified XII (1.35)	613.280	59.89	36,729
Qualified XII (1.40)	5,626.836	59.61	335,416
Qualified XII (1.45)	1,249.721	59.33	74,146
Qualified XII (1.50)	393.044	59.05	23,209
Qualified XIII	1,292.137	62.18	80,345
Qualified XV	4,807.573	62.18	298,935
Qualified XVI	22,260.133	59.05	1,314,461
Qualified XVII	4,767.690	60.46	288,255
Qualified XXI	29,125.358	63.07	1,836,936
Qualified XXVI	2,434.437	62.44	152,006
Qualified XXVII	1,266,722.216	40.80	51,682,266
Qualified XXXIV	9,476.795	9.22	87,376
Qualified XXXVIII	71,820.227	9.31	668,646
Qualified XLIII	7,544.030	9.22	69,556
Qualified LIV	56,958.736	21.49	1,224,043
Qualified LVI	77,075.912	21.85	1,684,109
	4,581,243.694		$ 241,957,018

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Global Securities/VA
Contracts in accumulation period:
ING MAP PLUS NP15	81.478	$ 12.93	$ 1,054
ING MAP PLUS NP29	0.044	12.41	1
Qualified VI	5,991.661	20.30	121,631
Qualified X (1.25)	26.170	20.30	531
Qualified XII (0.50)	114.946	22.16	2,547
Qualified XII (0.55)	3.680	21.97	81
Qualified XII (0.60)	19.380	21.84	423
Qualified XII (0.65)	36.815	21.71	799
Qualified XII (0.70)	3,319.890	21.59	71,676
Qualified XII (0.80)	206.010	21.39	4,407
Qualified XII (0.85)	537.856	21.27	11,440
Qualified XII (0.95)	183.416	21.02	3,855
Qualified XII (1.00)	1,064.635	20.90	22,251
Qualified XII (1.10)	124.811	20.66	2,579
Qualified XII (1.15)	373.317	20.54	7,668
Qualified XII (1.25)	152.305	20.30	3,092
Qualified XII (1.40)	0.028	19.94	1
Qualified XII (1.50)	12.741	19.71	251
Qualified XVII	918.123	20.30	18,638
	13,167.306		$ 272,925
Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts	9,401.085	$7.57 to $8.56	$ 72,290

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
ING Custom Choice 62	444.803	$ 10.81	$ 4,808
Qualified V	591.557	10.73	6,347
Qualified VI	261,711.498	10.81	2,829,101
Qualified X (1.15)	4,254.076	12.38	52,665
Qualified X (1.25)	17,519.214	12.31	215,662
Qualified XII (0.00)	176.011	11.46	2,017
Qualified XII (0.25)	610.401	11.32	6,910
Qualified XII (0.30)	1,910.926	11.30	21,593
Qualified XII (0.40)	7,363.488	11.24	82,766
Qualified XII (0.50)	22,957.658	11.19	256,896
Qualified XII (0.55)	37,788.583	11.17	422,098
Qualified XII (0.60)	725.864	11.14	8,086
Qualified XII (0.65)	30,580.496	11.11	339,749
Qualified XII (0.70)	5,506.196	11.09	61,064
Qualified XII (0.75)	11,765.209	11.06	130,123
Qualified XII (0.80)	10,670.879	11.04	117,807
Qualified XII (0.85)	46,806.069	11.01	515,335
Qualified XII (0.90)	4,592.985	10.98	50,431
Qualified XII (0.95)	42,136.019	10.96	461,811
Qualified XII (1.00)	135,725.610	10.93	1,483,481
Qualified XII (1.05)	3,873.663	10.91	42,262

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Main Street Small Cap Fund®/VA
(continued)
Qualified XII (1.10)	13,593.722	$ 10.88	$ 147,900
Qualified XII (1.15)	3,606.282	10.86	39,164
Qualified XII (1.20)	2,155.760	10.83	23,347
Qualified XII (1.25)	15,116.400	10.81	163,408
Qualified XII (1.30)	43.777	10.78	472
Qualified XII (1.35)	1,914.778	10.76	20,603
Qualified XII (1.40)	765.712	10.73	8,216
Qualified XII (1.45)	783.873	10.71	8,395
Qualified XIII	23.271	10.96	255
Qualified XV	4,937.499	10.96	54,115
Qualified XVI	7,392.471	10.68	78,952
Qualified XVIII	1,458.227	12.48	18,199
Qualified XXVI	645.396	10.98	7,086
Qualified XXXII	949.455	12.31	11,688
Qualified XXXIV	3,428.407	7.98	27,359
Qualified XXXVIII	6,145.412	8.06	49,532
Qualified XLIII	810.644	7.97	6,461
Qualified LIV	12,236.413	11.17	136,681
Qualified LVI	13,593.149	11.35	154,282
	737,311.853		$ 8,067,127
Oppenheimer MidCap Fund/VA
Currently payable annuity contracts	3,305.246	$3.61 to $7.21	$ 14,624

Oppenheimer Strategic Bond Fund/VA
Contracts in accumulation period:
Qualified VI	1,650.098	$ 16.23	$ 26,781
Qualified XII (0.55)	13.042	17.63	230
Qualified XII (0.60)	0.214	17.52	4
Qualified XII (0.65)	164.639	17.42	2,868
Qualified XII (0.70)	3,648.081	17.32	63,185
Qualified XII (0.85)	227.250	17.01	3,866
Qualified XII (0.95)	29.136	16.81	490
Qualified XII (1.00)	353.835	16.71	5,913
Qualified XII (1.45)	14.754	15.86	234
	6,101.049		$ 103,571

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pax World Balanced Fund
Contracts in accumulation period:
ING Custom Choice 62	7,812.415	$ 11.39	$ 88,983
ING MAP PLUS NP1	12,170.534	11.87	144,464
ING MAP PLUS NP8	31,628.400	11.63	367,838
ING MAP PLUS NP9	3.846	11.59	45
ING MAP PLUS NP10	7,165.072	11.56	82,828
ING MAP PLUS NP11	14,314.378	11.52	164,902
ING MAP PLUS NP12	4,875.897	11.49	56,024
ING MAP PLUS NP13	11,711.485	11.46	134,214
ING MAP PLUS NP14	9,994.179	11.42	114,134
ING MAP PLUS NP16	3,194.700	11.35	36,260
ING MAP PLUS NP17	1,385.740	11.32	15,687
ING MAP PLUS NP18	3,464.905	11.29	39,119
ING MAP PLUS NP19	713.129	11.25	8,023
ING MAP PLUS NP20	10,096.603	11.22	113,284
ING MAP PLUS NP23	900.754	11.12	10,016
ING MAP PLUS NP24	126.848	11.09	1,407
ING MAP PLUS NP25	3,016.829	11.06	33,366
ING MAP PLUS NP26	2,817.883	11.02	31,053
ING MAP PLUS NP28	174.464	10.96	1,912
ING MAP PLUS NP30	69.735	10.89	759
Qualified V	260.210	10.49	2,730
Qualified VI	1,020,314.990	10.65	10,866,355
Qualified XII (0.00)	2,130.230	11.98	25,520
Qualified XII (0.30)	7,802.254	11.65	90,896
Qualified XII (0.40)	46,978.611	11.54	542,133
Qualified XII (0.50)	214,681.563	11.43	2,453,810
Qualified XII (0.55)	116,445.284	11.38	1,325,147
Qualified XII (0.60)	5,443.347	11.32	61,619
Qualified XII (0.65)	32,073.067	11.27	361,463
Qualified XII (0.70)	276,305.579	11.22	3,100,149
Qualified XII (0.75)	134,972.817	11.16	1,506,297
Qualified XII (0.80)	41,352.328	11.11	459,424
Qualified XII (0.85)	142,010.608	11.06	1,570,637
Qualified XII (0.90)	28,379.515	11.01	312,458
Qualified XII (0.95)	246,056.902	10.96	2,696,784
Qualified XII (1.00)	1,221,039.401	10.91	13,321,540
Qualified XII (1.05)	23,714.031	10.85	257,297
Qualified XII (1.10)	26,223.894	10.80	283,218
Qualified XII (1.15)	36,074.931	10.75	387,806
Qualified XII (1.20)	8,500.250	10.70	90,953
Qualified XII (1.25)	69,764.746	10.65	742,995
Qualified XII (1.30)	3,008.324	10.60	31,888
Qualified XII (1.35)	961.526	10.55	10,144
Qualified XII (1.40)	19,063.841	10.50	200,170
Qualified XII (1.45)	1,734.457	10.45	18,125
Qualified XII (1.50)	960.388	10.40	9,988
Qualified XVI	30,871.356	10.40	321,062

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pax World Balanced Fund (continued)
Qualified XVII	1,007.192	$ 10.65	$ 10,727
Qualified XXI	12,946.431	11.11	143,835
Qualified XXVI	1,732.707	11.00	19,060
Qualified XXVII	1,035,188.005	10.93	11,314,605
Qualified XXXIV	1,527.478	8.31	12,693
Qualified XXXVIII	5,166.933	8.39	43,351
Qualified XLIII	299.202	8.30	2,483
Qualified LIV	8,325.539	10.78	89,749
Qualified LVI	4,943.054	10.96	54,176
	4,953,898.787		$ 54,185,605
PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
ING Custom Choice 62	5,497.739	$ 12.43	$ 68,337
ING Custom Choice 65	1,417.157	12.20	17,289
ING MAP PLUS NP6	9,009.822	12.36	111,361
ING MAP PLUS NP9	479.700	12.29	5,896
ING MAP PLUS NP10	4,365.129	12.27	53,560
ING MAP PLUS NP11	9,823.031	12.24	120,234
ING MAP PLUS NP12	53.634	12.22	655
ING MAP PLUS NP13	933.358	12.20	11,387
ING MAP PLUS NP14	31,228.727	12.18	380,366
ING MAP PLUS NP15	14,833.857	12.15	180,231
ING MAP PLUS NP17	448.729	12.11	5,434
ING MAP PLUS NP18	90.557	12.09	1,095
ING MAP PLUS NP22	10,563.002	12.00	126,756
ING MAP PLUS NP26	125.758	11.91	1,498
ING MAP PLUS NP28	5,690.652	11.87	67,548
ING MAP PLUS NP29	87.492	11.84	1,036
Qualified VI	1,515,334.972	12.68	19,214,447
Qualified X (1.15)	51,249.608	12.34	632,420
Qualified X (1.25)	159,058.500	12.27	1,951,648
Qualified XII (0.00)	39,532.629	13.61	538,039
Qualified XII (0.05)	214,563.471	13.57	2,911,626
Qualified XII (0.25)	878.028	13.42	11,783
Qualified XII (0.30)	25,399.656	13.38	339,847
Qualified XII (0.35)	2,179.305	13.34	29,072
Qualified XII (0.40)	247,264.095	13.31	3,291,085
Qualified XII (0.50)	862,846.917	13.23	11,415,465
Qualified XII (0.55)	79,059.392	13.19	1,042,793
Qualified XII (0.60)	23,083.274	13.16	303,776
Qualified XII (0.65)	71,711.093	13.12	940,850
Qualified XII (0.70)	66,790.859	13.08	873,624
Qualified XII (0.75)	649,055.365	13.04	8,463,682
Qualified XII (0.80)	137,907.674	13.01	1,794,179
Qualified XII (0.85)	288,706.416	12.97	3,744,522
Qualified XII (0.90)	46,669.757	12.93	603,440
Qualified XII (0.95)	288,202.598	12.90	3,717,814
Qualified XII (1.00)	2,286,826.483	12.86	29,408,589

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
PIMCO Real Return Portfolio - Administrative Class
(continued)
Qualified XII (1.05)	26,578.459	$ 12.82	$ 340,736
Qualified XII (1.10)	34,569.307	12.79	442,141
Qualified XII (1.15)	46,515.008	12.75	593,066
Qualified XII (1.20)	16,211.635	12.71	206,050
Qualified XII (1.25)	117,674.365	12.68	1,492,111
Qualified XII (1.30)	5,514.514	12.64	69,703
Qualified XII (1.35)	429.155	12.61	5,412
Qualified XII (1.40)	12,381.305	12.57	155,633
Qualified XII (1.45)	146.982	12.54	1,843
Qualified XII (1.50)	858.746	12.50	10,734
Qualified XV	9,721.426	12.90	125,406
Qualified XVI	41,522.319	12.50	519,029
Qualified XVII	1,443.294	12.78	18,445
Qualified XVIII	16,905.876	12.44	210,309
Qualified XXI	19,772.380	13.01	257,239
Qualified XXVI	1,238.714	12.96	16,054
Qualified XXVIII	1,304,222.237	11.57	15,089,851
Qualified XXXII	403.515	12.27	4,951
Qualified XXXIII (0.65)	8,382.813	12.86	107,803
Qualified XXXIV	919.313	11.21	10,305
Qualified XXXVIII	18,458.963	11.32	208,955
Qualified XLIII	854.757	11.20	9,573
Qualified LIV	15,492.930	12.07	187,000
Qualified LVI	21,682.056	12.27	266,039
	8,872,868.505		$ 112,729,772
Pioneer High Yield Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP1	127,479.176	$ 12.86	$ 1,639,382
ING MAP PLUS NP4	10,192.225	12.74	129,849
ING MAP PLUS NP6	22,627.344	12.67	286,688
ING MAP PLUS NP8	26,914.082	12.60	339,117
ING MAP PLUS NP9	33,186.815	12.56	416,826
ING MAP PLUS NP10	13,715.439	12.52	171,717
ING MAP PLUS NP11	14,250.294	12.48	177,844
ING MAP PLUS NP12	226.657	12.45	2,822
ING MAP PLUS NP13	519.956	12.41	6,453
ING MAP PLUS NP14	14,680.019	12.37	181,592
ING MAP PLUS NP15	17,502.776	12.34	215,984
ING MAP PLUS NP16	4,906.245	12.30	60,347
ING MAP PLUS NP17	7,468.562	12.26	91,565
ING MAP PLUS NP18	11,648.592	12.23	142,462
ING MAP PLUS NP19	3,654.496	12.19	44,548
ING MAP PLUS NP20	25,932.783	12.16	315,343
ING MAP PLUS NP21	11,399.378	12.12	138,160
ING MAP PLUS NP22	1,369.333	12.08	16,542
ING MAP PLUS NP23	2,405.170	12.05	28,982
ING MAP PLUS NP24	1,391.210	12.01	16,708
ING MAP PLUS NP25	9,932.516	11.98	118,992

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer High Yield Fund - Class A (continued)
ING MAP PLUS NP26	277.443	$ 11.94	$ 3,313
ING MAP PLUS NP28	7,240.626	11.87	85,946
ING MAP PLUS NP29	459.360	11.84	5,439
ING MAP PLUS NP30	1,052.366	11.80	12,418
ING MAP PLUS NP32	2,106.799	11.73	24,713
ING MAP PLUS NP36	105.460	11.60	1,223
	372,645.122		$ 4,674,975
Pioneer Emerging Markets VCT Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	3,270.908	$ 9.06	$ 29,634
ING Custom Choice 65	3,535.056	9.27	32,770
ING MAP PLUS NP8	1,386.167	9.21	12,767
ING MAP PLUS NP11	3,061.364	9.17	28,073
ING MAP PLUS NP13	1,035.738	9.15	9,477
ING MAP PLUS NP15	1,658.338	9.12	15,124
ING MAP PLUS NP18	3,722.295	9.08	33,798
ING MAP PLUS NP22	965.718	9.04	8,730
ING MAP PLUS NP23	32.449	9.02	293
ING MAP PLUS NP24	77.107	9.01	695
ING MAP PLUS NP26	111.556	8.99	1,003
ING MAP PLUS NP28	206.417	8.96	1,849
Qualified VI	888,247.219	9.06	8,047,520
Qualified XII (0.00)	3,202.336	9.37	30,006
Qualified XII (0.05)	29,101.299	9.36	272,388
Qualified XII (0.25)	18,362.337	9.31	170,953
Qualified XII (0.30)	38,887.124	9.29	361,261
Qualified XII (0.40)	32,784.424	9.27	303,912
Qualified XII (0.45)	447.673	9.26	4,145
Qualified XII (0.50)	393,991.926	9.25	3,644,425
Qualified XII (0.55)	9,463.314	9.23	87,346
Qualified XII (0.60)	6,514.035	9.22	60,059
Qualified XII (0.65)	11,567.389	9.21	106,536
Qualified XII (0.70)	17,408.855	9.20	160,161
Qualified XII (0.75)	307,385.324	9.18	2,821,797
Qualified XII (0.80)	166,219.687	9.17	1,524,235
Qualified XII (0.85)	163,138.447	9.16	1,494,348
Qualified XII (0.90)	11,220.950	9.15	102,672
Qualified XII (0.95)	162,854.421	9.13	1,486,861
Qualified XII (1.00)	498,946.427	9.12	4,550,391
Qualified XII (1.05)	9,941.683	9.11	90,569
Qualified XII (1.10)	24,935.014	9.10	226,909
Qualified XII (1.15)	24,517.228	9.09	222,862
Qualified XII (1.20)	2,721.209	9.07	24,681
Qualified XII (1.25)	45,739.159	9.06	414,397
Qualified XII (1.30)	9.138	9.05	83
Qualified XII (1.35)	1,274.282	9.04	11,520
Qualified XII (1.40)	4,513.694	9.03	40,759
Qualified XII (1.45)	259.007	9.01	2,334

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Emerging Markets VCT Portfolio - Class I
(continued)
Qualified XII (1.50)	38.099	$ 9.00	$ 343
Qualified XV	2,316.883	9.13	21,153
Qualified XVI	21,319.966	9.00	191,880
Qualified XVII	1,113.166	9.06	10,085
Qualified XXVI	2,886.260	9.18	26,496
Qualified XXXIV	2,031.690	7.14	14,506
Qualified XXXVIII	16,886.399	7.21	121,751
Qualified XLIII	3,495.415	7.13	24,922
Qualified LIV	17,040.072	9.17	156,257
Qualified LVI	47,077.175	9.32	438,759
	3,006,921.839		$ 27,443,495
Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	614.698	$ 12.54	$ 7,708
Qualified V	822.004	12.02	9,880
Qualified VI	424,205.499	12.13	5,145,613
Qualified X (1.15)	26,897.564	12.26	329,764
Qualified X (1.25)	30,403.244	12.20	370,920
Qualified XII (0.00)	177.899	13.03	2,318
Qualified XII (0.25)	1,810.998	12.84	23,253
Qualified XII (0.30)	44,346.912	12.81	568,084
Qualified XII (0.35)	122.206	12.77	1,561
Qualified XII (0.40)	18,191.801	12.73	231,582
Qualified XII (0.50)	8,069.438	12.66	102,159
Qualified XII (0.55)	16,452.707	12.63	207,798
Qualified XII (0.60)	24,980.513	12.59	314,505
Qualified XII (0.65)	22,810.247	12.55	286,269
Qualified XII (0.70)	11,164.699	12.52	139,782
Qualified XII (0.75)	13,133.125	12.48	163,901
Qualified XII (0.80)	23,447.052	12.45	291,916
Qualified XII (0.85)	43,502.726	12.41	539,869
Qualified XII (0.90)	29,339.210	12.38	363,219
Qualified XII (0.95)	90,535.581	12.34	1,117,209
Qualified XII (1.00)	631,048.891	12.31	7,768,212
Qualified XII (1.05)	13,212.075	12.27	162,112
Qualified XII (1.10)	12,418.286	12.24	152,000
Qualified XII (1.15)	17,456.458	12.20	212,969
Qualified XII (1.20)	3,434.794	12.17	41,801
Qualified XII (1.25)	36,256.891	12.13	439,796
Qualified XII (1.35)	440.112	12.06	5,308
Qualified XII (1.40)	6,009.767	12.03	72,297
Qualified XII (1.45)	740.561	12.00	8,887
Qualified XII (1.50)	582.785	11.96	6,970
Qualified XV	1,386.961	12.34	17,115
Qualified XVI	24,190.319	11.96	289,316
Qualified XVIII	1,126.514	12.36	13,924
Qualified XXVI	2,066.246	12.41	25,642
Qualified XXXII	208.736	12.20	2,547
Qualified XXXIV	6,035.837	10.09	60,902

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer High Yield VCT Portfolio - Class I (continued)
Qualified XXXVIII	14,622.472	$ 10.19	$ 149,003
Qualified XLIII	305.865	10.08	3,083
Qualified LIV	3,879.833	12.18	47,256
Qualified LVI	11,719.056	12.38	145,082
	1,618,170.582		$ 19,841,532
Premier VIT OpCap Mid Cap Portfolio - Class I
Contracts in accumulation period:
ING Custom Choice 62	106.301	$ 7.73	$ 822
ING MAP PLUS NP4	319.436	7.91	2,527
ING MAP PLUS NP6	5,222.180	7.88	41,151
ING MAP PLUS NP11	4,084.250	7.83	31,980
ING MAP PLUS NP15	8,718.056	7.79	67,914
ING MAP PLUS NP21	1,546.299	7.73	11,953
ING MAP PLUS NP28	34.059	7.66	261
Qualified VI	170,027.984	7.73	1,314,316
Qualified XII (0.00)	293.476	7.99	2,345
Qualified XII (0.25)	954.868	7.94	7,582
Qualified XII (0.30)	45,293.831	7.93	359,180
Qualified XII (0.40)	12,617.172	7.91	99,802
Qualified XII (0.50)	99,276.433	7.88	782,298
Qualified XII (0.55)	5,581.048	7.87	43,923
Qualified XII (0.60)	1,935.969	7.86	15,217
Qualified XII (0.65)	4,084.761	7.85	32,065
Qualified XII (0.70)	11,487.403	7.84	90,061
Qualified XII (0.75)	34,080.731	7.83	266,852
Qualified XII (0.80)	10,686.123	7.82	83,565
Qualified XII (0.85)	71,191.215	7.81	556,003
Qualified XII (0.90)	834.673	7.80	6,510
Qualified XII (0.95)	39,061.077	7.79	304,286
Qualified XII (1.00)	367,042.117	7.78	2,855,588
Qualified XII (1.05)	1,646.853	7.77	12,796
Qualified XII (1.10)	763.680	7.76	5,926
Qualified XII (1.15)	1,210.631	7.75	9,382
Qualified XII (1.20)	660.298	7.74	5,111
Qualified XII (1.25)	8,822.700	7.73	68,199
Qualified XII (1.30)	10.276	7.72	79
Qualified XII (1.35)	3,702.619	7.71	28,547
Qualified XII (1.40)	75.773	7.70	583
Qualified XII (1.50)	439.104	7.68	3,372
Qualified XV	1,717.408	7.79	13,379
Qualified XVI	5,319.635	7.68	40,855
Qualified XXI	3,731.522	7.82	29,181
Qualified XXVI	1,180.983	7.83	9,247
Qualified LIV	5,243.570	7.82	41,005
Qualified LVI	7,184.345	7.95	57,116
	936,188.859		$ 7,300,979

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
RiverSource® Diversified Equity Income Fund -
Class R-3
Contracts in accumulation period:
ING MAP PLUS NP6	20,137.915	$ 7.85	$ 158,083
ING MAP PLUS NP9	1,559.284	7.83	12,209
ING MAP PLUS NP15	2,089.896	7.80	16,301
ING MAP PLUS NP17	1,785.174	7.78	13,889
ING MAP PLUS NP23	4,187.932	7.74	32,415
	29,760.201		$ 232,897
RiverSource® Diversified Equity Income Fund -
Class R-4
Contracts in accumulation period:
Qualified VI	88,603.649	$ 7.76	$ 687,564
Qualified XII (0.30)	32,561.557	7.88	256,585
Qualified XII (0.40)	13,828.649	7.87	108,831
Qualified XII (0.50)	8,607.167	7.86	67,652
Qualified XII (0.55)	7,243.940	7.85	56,865
Qualified XII (0.65)	13,149.585	7.84	103,093
Qualified XII (0.70)	2,079.379	7.83	16,282
Qualified XII (0.75)	17,563.402	7.83	137,521
Qualified XII (0.80)	15,905.330	7.82	124,380
Qualified XII (0.85)	37,926.471	7.81	296,206
Qualified XII (0.95)	18,921.929	7.80	147,591
Qualified XII (1.00)	31,964.024	7.79	249,000
Qualified XII (1.05)	954.539	7.79	7,436
Qualified XII (1.10)	2,262.848	7.78	17,605
Qualified XII (1.15)	1,018.291	7.77	7,912
Qualified XII (1.20)	42.889	7.77	333
Qualified XII (1.25)	10,471.439	7.76	81,258
Qualified XII (1.30)	6.854	7.75	53
Qualified XII (1.35)	2,525.053	7.75	19,569
Qualified XII (1.50)	988.691	7.73	7,643
Qualified XIII	965.249	7.80	7,529
Qualified XVI	2,691.054	7.73	20,802
Qualified XXI	68,063.295	7.82	532,255
Qualified XXXVIII	2,644.101	7.92	20,941
Qualified LIV	31,563.850	7.82	246,829
Qualified LVI	22.155	7.89	175
	412,575.390		$ 3,221,910

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
SMALLCAP World Fund® - Class R-4
Contracts in accumulation period:
ING Custom Choice 62	70.191	$ 8.27	$ 580
Qualified VI	116,360.813	8.27	962,304
Qualified XII (0.00)	78.258	8.44	660
Qualified XII (0.25)	162.358	8.40	1,364
Qualified XII (0.30)	2,107.023	8.40	17,699
Qualified XII (0.40)	18,329.394	8.38	153,600
Qualified XII (0.50)	2,796.661	8.37	23,408
Qualified XII (0.55)	29.557	8.36	247
Qualified XII (0.60)	9,843.738	8.35	82,195
Qualified XII (0.65)	1,383.193	8.35	11,550
Qualified XII (0.70)	2,558.131	8.34	21,335
Qualified XII (0.75)	17,078.490	8.33	142,264
Qualified XII (0.80)	7,510.330	8.33	62,561
Qualified XII (0.85)	3,192.556	8.32	26,562
Qualified XII (0.90)	4,016.190	8.31	33,375
Qualified XII (0.95)	25,038.442	8.31	208,069
Qualified XII (1.00)	85,579.475	8.30	710,310
Qualified XII (1.05)	1,719.860	8.29	14,258
Qualified XII (1.10)	6,047.486	8.29	50,134
Qualified XII (1.15)	6,229.428	8.28	51,580
Qualified XII (1.20)	37.770	8.27	312
Qualified XII (1.25)	7,243.815	8.27	59,906
Qualified XII (1.40)	19.337	8.25	160
Qualified XII (1.50)	960.383	8.23	7,904
Qualified XV	151.207	8.31	1,257
Qualified XVI	626.119	8.23	5,153
Qualified XXXIV	855.049	8.36	7,148
Qualified XXXVIII	85.091	8.44	718
Qualified XLIII	30.419	8.35	254
Qualified LIV	2,806.191	8.33	23,376
Qualified LVI	2,063.681	8.40	17,335
	325,010.636		$ 2,697,578
T. Rowe Price Mid-Cap Value Fund - R Class
Contracts in accumulation period:
ING MAP PLUS NP3	153.095	$ 14.20	$ 2,174
ING MAP PLUS NP8	5,819.572	13.99	81,416
ING MAP PLUS NP9	16,975.809	13.95	236,813
ING MAP PLUS NP12	759.454	13.83	10,503
ING MAP PLUS NP14	24,615.231	13.75	338,459
ING MAP PLUS NP19	4,402.692	13.55	59,656
ING MAP PLUS NP20	18,488.965	13.51	249,786
ING MAP PLUS NP21	322.393	13.47	4,343
ING MAP PLUS NP22	270.968	13.43	3,639
ING MAP PLUS NP23	374.164	13.39	5,010
ING MAP PLUS NP27	576.601	13.23	7,628
	72,758.944		$ 999,427

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
T. Rowe Price Value Fund - Advisor Class
Contracts in accumulation period:
Qualified XII (1.00)	11,821.940	$ 9.21	$ 108,880

Templeton Foreign Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP8	4,584.848	$ 14.02	$ 64,280
ING MAP PLUS NP9	4,513.833	13.98	63,103
ING MAP PLUS NP10	14,080.502	13.94	196,282
ING MAP PLUS NP11	11,162.109	13.89	155,042
ING MAP PLUS NP12	1,992.555	13.85	27,597
ING MAP PLUS NP13	31.878	13.81	440
ING MAP PLUS NP14	403.463	13.77	5,556
ING MAP PLUS NP16	16,245.255	13.69	222,398
ING MAP PLUS NP17	3,637.957	13.65	49,658
ING MAP PLUS NP18	13,106.609	13.61	178,381
ING MAP PLUS NP20	1,659.838	13.53	22,458
ING MAP PLUS NP22	87.019	13.45	1,170
ING MAP PLUS NP23	2,532.658	13.41	33,963
ING MAP PLUS NP26	201.093	13.29	2,673
ING MAP PLUS NP28	7,685.603	13.21	101,527
ING MAP PLUS NP29	1,024.855	13.18	13,508
ING MAP PLUS NP30	453.049	13.14	5,953
ING MAP PLUS NP32	177.187	13.06	2,314
	83,580.311		$ 1,146,303
Templeton Global Bond Fund - Class A
Contracts in accumulation period:
ING Custom Choice 62	13,970.021	$ 17.06	$ 238,329
ING Custom Choice 65	626.254	15.40	9,644
Qualified V	19,362.403	16.64	322,190
Qualified VI	2,445,056.823	16.79	41,052,504
Qualified XII (0.00)	5,067.451	27.54	139,558
Qualified XII (0.10)	5.256	27.31	144
Qualified XII (0.25)	3,224.572	26.97	86,967
Qualified XII (0.30)	56,271.697	26.86	1,511,458
Qualified XII (0.35)	996.880	26.74	26,657
Qualified XII (0.40)	152,510.301	26.63	4,061,349
Qualified XII (0.50)	768,873.154	26.41	20,305,940
Qualified XII (0.55)	43,000.508	26.29	1,130,483
Qualified XII (0.60)	34,294.087	26.18	897,819
Qualified XII (0.65)	59,288.212	26.07	1,545,644
Qualified XII (0.70)	68,133.261	25.96	1,768,739
Qualified XII (0.75)	638,291.998	25.85	16,499,848
Qualified XII (0.80)	103,251.305	25.74	2,657,689
Qualified XII (0.85)	292,953.126	17.18	5,032,935
Qualified XII (0.90)	40,252.341	25.53	1,027,642
Qualified XII (0.95)	588,105.494	17.08	10,044,842
Qualified XII (1.00)	2,191,367.839	17.03	37,318,994
Qualified XII (1.05)	51,996.877	16.98	882,907

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Templeton Global Bond Fund - Class A (continued)
Qualified XII (1.10)	44,154.122	$ 16.94	$ 747,971
Qualified XII (1.15)	89,901.687	16.89	1,518,439
Qualified XII (1.20)	15,900.987	16.84	267,773
Qualified XII (1.25)	135,706.771	16.79	2,278,517
Qualified XII (1.35)	6,163.456	16.70	102,930
Qualified XII (1.40)	12,037.499	16.65	200,424
Qualified XII (1.45)	1,256.263	16.60	20,854
Qualified XII (1.50)	893.092	16.56	14,790
Qualified XIII	2,398.680	17.08	40,969
Qualified XV	6,107.407	17.08	104,315
Qualified XVI	65,785.683	16.56	1,089,411
Qualified XVII	4,221.291	16.92	71,424
Qualified XXI	25,641.474	17.23	441,803
Qualified XXVI	3,998.980	17.17	68,662
Qualified XXXIV	4,690.234	12.50	58,628
Qualified XXXVIII	24,557.764	12.62	309,919
Qualified XLIII	1,623.145	12.49	20,273
Qualified LIV	64,156.736	15.24	977,749
Qualified LVI	46,050.612	15.49	713,324
	8,132,145.743		$ 155,610,457
Van Kampen Small Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP6	5,598.949	$ 12.91	$ 72,282

Diversified Value Portfolio
Contracts in accumulation period:
ING MAP PLUS NP8	6,030.902	$ 11.87	$ 71,587
ING MAP PLUS NP29	1,114.240	11.18	12,457
	7,145.142		$ 84,044
Equity Income Portfolio
Contracts in accumulation period:
ING MAP PLUS NP11	11,334.015	$ 11.27	$ 127,734
ING MAP PLUS NP14	251.235	11.17	2,806
ING MAP PLUS NP15	3,393.780	11.14	37,807
ING MAP PLUS NP17	4,193.417	11.08	46,463
ING MAP PLUS NP29	988.055	10.71	10,582
	20,160.502		$ 225,392
Small Company Growth Portfolio
Contracts in accumulation period:
ING MAP PLUS NP8	952.295	$ 10.94	$ 10,418
ING MAP PLUS NP13	1,805.752	10.79	19,484
ING MAP PLUS NP14	3,085.314	10.76	33,198
ING MAP PLUS NP17	192.071	10.67	2,049
ING MAP PLUS NP29	2,710.565	10.31	27,946
	8,745.997		$ 93,095

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wanger International
Contracts in accumulation period:
ING Custom Choice 62	678.636	$ 8.33	$ 5,653
ING Custom Choice 65	2,398.651	8.52	20,437
ING MAP PLUS NP6	2,572.665	8.51	21,893
ING MAP PLUS NP8	13,250.764	8.48	112,366
ING MAP PLUS NP9	2,446.470	8.47	20,722
ING MAP PLUS NP12	199.488	8.44	1,684
ING MAP PLUS NP13	927.549	8.43	7,819
ING MAP PLUS NP15	1,629.319	8.41	13,703
ING MAP PLUS NP17	504.589	8.38	4,228
ING MAP PLUS NP18	1,501.324	8.37	12,566
ING MAP PLUS NP21	2,091.199	8.34	17,441
ING MAP PLUS NP22	157.861	8.33	1,315
ING MAP PLUS NP26	109.873	8.28	910
ING MAP PLUS NP28	982.120	8.26	8,112
Qualified VI	291,123.911	8.33	2,425,062
Qualified XII (0.00)	620.559	8.61	5,343
Qualified XII (0.05)	4,592.377	8.61	39,540
Qualified XII (0.10)	94.936	8.59	816
Qualified XII (0.25)	474.078	8.55	4,053
Qualified XII (0.30)	8,016.296	8.54	68,459
Qualified XII (0.40)	17,370.813	8.52	147,999
Qualified XII (0.50)	480,499.545	8.50	4,084,246
Qualified XII (0.55)	7,544.711	8.48	63,979
Qualified XII (0.60)	1,260.715	8.47	10,678
Qualified XII (0.65)	7,388.714	8.46	62,509
Qualified XII (0.70)	8,064.008	8.45	68,141
Qualified XII (0.75)	187,427.084	8.44	1,581,885
Qualified XII (0.80)	74,098.363	8.43	624,649
Qualified XII (0.85)	111,338.097	8.42	937,467
Qualified XII (0.90)	4,078.094	8.41	34,297
Qualified XII (0.95)	51,832.248	8.39	434,873
Qualified XII (1.00)	338,139.589	8.38	2,833,610
Qualified XII (1.05)	2,461.956	8.37	20,607
Qualified XII (1.10)	5,578.841	8.36	46,639
Qualified XII (1.15)	11,101.522	8.35	92,698
Qualified XII (1.20)	3,515.369	8.34	29,318
Qualified XII (1.25)	20,190.921	8.33	168,190
Qualified XII (1.30)	8.043	8.32	67
Qualified XII (1.35)	138.836	8.31	1,154
Qualified XII (1.40)	489.713	8.29	4,060
Qualified XII (1.45)	351.693	8.28	2,912
Qualified XII (1.50)	937.297	8.27	7,751
Qualified XV	2,217.989	8.39	18,609
Qualified XVI	6,155.457	8.27	50,906
Qualified XVII	990.432	8.33	8,250
Qualified XXI	10,905.892	8.43	91,937
Qualified XXVI	1,021.941	8.44	8,625

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wanger International (continued)
Qualified XXXIV	68.166	$ 7.60	$ 518
Qualified XXXVIII	2,199.764	7.67	16,872
Qualified XLIII	99.813	7.59	758
Qualified LIV	15,733.813	8.43	132,636
Qualified LVI	6,432.251	8.56	55,060
	1,714,014.355		$ 14,434,022
Wanger Select
Contracts in accumulation period:
ING Custom Choice 62	2,936.395	$ 13.53	$ 39,729
ING Custom Choice 65	1,455.685	13.22	19,244
Qualified V	122.869	13.01	1,599
Qualified VI	1,197,490.607	13.12	15,711,077
Qualified X (1.15)	37,077.301	13.70	507,959
Qualified X (1.25)	49,112.553	13.63	669,404
Qualified XII (0.00)	3,722.513	14.09	52,450
Qualified XII (0.05)	191,467.132	14.06	2,692,028
Qualified XII (0.10)	15.877	14.01	222
Qualified XII (0.25)	1,264.904	13.89	17,570
Qualified XII (0.30)	110,640.221	13.85	1,532,367
Qualified XII (0.35)	1,393.812	13.81	19,249
Qualified XII (0.40)	21,711.942	13.77	298,973
Qualified XII (0.50)	770,788.960	13.69	10,552,101
Qualified XII (0.55)	97,753.295	13.66	1,335,310
Qualified XII (0.60)	5,107.763	13.62	69,568
Qualified XII (0.65)	559,972.845	13.58	7,604,431
Qualified XII (0.70)	66,123.845	13.54	895,317
Qualified XII (0.75)	229,138.070	13.50	3,093,364
Qualified XII (0.80)	52,757.371	13.46	710,114
Qualified XII (0.85)	294,721.678	13.43	3,958,112
Qualified XII (0.90)	16,337.111	13.39	218,754
Qualified XII (0.95)	206,583.714	13.35	2,757,893
Qualified XII (1.00)	932,386.683	13.31	12,410,067
Qualified XII (1.05)	12,367.323	13.27	164,114
Qualified XII (1.10)	23,548.550	13.24	311,783
Qualified XII (1.15)	36,490.217	13.20	481,671
Qualified XII (1.20)	7,401.831	13.16	97,408
Qualified XII (1.25)	47,807.239	13.12	627,231
Qualified XII (1.30)	300.565	13.09	3,934
Qualified XII (1.35)	412.579	13.05	5,384
Qualified XII (1.40)	5,175.018	13.01	67,327
Qualified XII (1.45)	175.008	12.98	2,272
Qualified XII (1.50)	1,273.192	12.94	16,475
Qualified XV	2,127.236	13.35	28,399
Qualified XVI	22,138.617	12.94	286,474
Qualified XVII	7.899	13.23	105
Qualified XVIII	3,704.010	13.81	51,152
Qualified XXI	24,390.718	13.46	328,299
Qualified XXVI	2,188.166	13.42	29,365

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wanger Select (continued)
Qualified XXXIII (0.65)	3,456.064	$ 14.00	$ 48,385
Qualified XXXIV	2,709.977	7.93	21,490
Qualified XXXVIII	8,455.045	8.01	67,725
Qualified XLIII	1,129.061	7.92	8,942
Qualified LIV	42,809.570	13.08	559,949
Qualified LVI	23,091.427	13.29	306,885
	5,121,242.458		$ 68,681,671
Wanger USA
Contracts in accumulation period:
ING Custom Choice 62	1,694.809	$ 12.00	$ 20,338
ING MAP PLUS NP11	111.707	13.36	1,492
Qualified V	22.846	11.69	267
Qualified VI	440,069.046	11.80	5,192,815
Qualified X (1.15)	5,914.973	12.42	73,464
Qualified X (1.25)	28,912.560	12.35	357,070
Qualified XII (0.05)	43,271.061	12.64	546,946
Qualified XII (0.10)	36.597	12.59	461
Qualified XII (0.25)	449.580	12.48	5,611
Qualified XII (0.30)	57,103.379	12.45	710,937
Qualified XII (0.40)	23,234.241	12.38	287,640
Qualified XII (0.50)	201,002.202	12.31	2,474,337
Qualified XII (0.55)	21,191.747	12.27	260,023
Qualified XII (0.60)	10,920.595	12.24	133,668
Qualified XII (0.65)	93,492.380	12.20	1,140,607
Qualified XII (0.70)	63,317.100	12.17	770,569
Qualified XII (0.75)	49,093.404	12.13	595,503
Qualified XII (0.80)	11,529.638	12.10	139,509
Qualified XII (0.85)	145,349.616	12.07	1,754,370
Qualified XII (0.90)	3,959.567	12.03	47,634
Qualified XII (0.95)	57,775.825	12.00	693,310
Qualified XII (1.00)	612,093.497	11.96	7,320,638
Qualified XII (1.05)	1,393.276	11.93	16,622
Qualified XII (1.10)	20,138.109	11.90	239,643
Qualified XII (1.15)	10,951.774	11.86	129,888
Qualified XII (1.20)	4,803.329	11.83	56,823
Qualified XII (1.25)	36,277.007	11.80	428,069
Qualified XII (1.30)	543.190	11.76	6,388
Qualified XII (1.35)	197.078	11.73	2,312
Qualified XII (1.40)	4,252.511	11.70	49,754
Qualified XII (1.45)	5,342.132	11.66	62,289
Qualified XII (1.50)	912.699	11.63	10,615
Qualified XV	434.323	12.00	5,212
Qualified XVI	12,176.067	11.63	141,608
Qualified XXI	9,967.965	12.10	120,612
Qualified XXVI	1,754.961	12.06	21,165
Qualified XXXIV	353.023	8.23	2,905
Qualified XXXVIII	9,423.538	8.31	78,310
Qualified XLIII	150.741	8.22	1,239
Qualified LIV	20,958.728	11.06	231,804
Qualified LVI	5,161.337	11.25	58,065
	2,015,738.158		$ 24,190,532

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Washington Mutual Investors FundSM, Inc. -
Class R-3
Contracts in accumulation period:
ING MAP PLUS NP1	21,463.699	$ 10.73	$ 230,305
ING MAP PLUS NP8	5,604.330	10.51	58,902
ING MAP PLUS NP9	45,167.353	10.48	473,354
ING MAP PLUS NP11	42,548.684	10.42	443,357
ING MAP PLUS NP12	3,739.297	10.39	38,851
ING MAP PLUS NP13	277.803	10.36	2,878
ING MAP PLUS NP14	43,729.863	10.33	451,729
ING MAP PLUS NP15	62,876.520	10.30	647,628
ING MAP PLUS NP16	24,340.211	10.27	249,974
ING MAP PLUS NP17	8,479.323	10.24	86,828
ING MAP PLUS NP18	11,335.607	10.21	115,737
ING MAP PLUS NP19	5,980.361	10.18	60,880
ING MAP PLUS NP20	42,606.045	10.15	432,451
ING MAP PLUS NP21	50,036.709	10.12	506,371
ING MAP PLUS NP22	4,211.381	10.09	42,493
ING MAP PLUS NP23	12.420	10.06	125
ING MAP PLUS NP24	961.690	10.03	9,646
ING MAP PLUS NP25	3.188	10.00	32
ING MAP PLUS NP26	1,164.596	9.97	11,611
ING MAP PLUS NP27	498.467	9.94	4,955
ING MAP PLUS NP28	3,232.283	9.91	32,032
ING MAP PLUS NP29	21,044.783	9.88	207,922
ING MAP PLUS NP30	5,688.147	9.85	56,028
ING MAP PLUS NP32	863.967	9.80	8,467
	405,866.727		$ 4,172,556

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Washington Mutual Investors FundSM, Inc. -
Class R-4
Contracts in accumulation period:
ING Custom Choice 62	7,600.876	$ 10.47	$ 79,581
ING Custom Choice 65	43.946	10.29	452
Qualified V	2,169.674	10.16	22,044
Qualified VI	1,879,255.131	10.25	19,262,365
Qualified XII (0.00)	1,622.655	11.00	17,849
Qualified XII (0.25)	226.261	10.85	2,455
Qualified XII (0.30)	163,758.303	10.82	1,771,865
Qualified XII (0.40)	79,484.138	10.76	855,249
Qualified XII (0.50)	64,871.480	10.70	694,125
Qualified XII (0.55)	44,348.652	10.67	473,200
Qualified XII (0.60)	46,145.254	10.64	490,986
Qualified XII (0.65)	177,188.456	10.61	1,879,970
Qualified XII (0.70)	79,483.878	10.58	840,939
Qualified XII (0.75)	185,005.229	10.55	1,951,805
Qualified XII (0.80)	782,031.318	10.52	8,226,969
Qualified XII (0.85)	325,085.125	10.49	3,410,143
Qualified XII (0.90)	67,204.868	10.46	702,963
Qualified XII (0.95)	388,051.081	10.43	4,047,373
Qualified XII (1.00)	1,150,808.638	10.40	11,968,410
Qualified XII (1.05)	26,705.705	10.37	276,938
Qualified XII (1.10)	87,673.824	10.34	906,547
Qualified XII (1.15)	60,161.615	10.31	620,266
Qualified XII (1.20)	23,824.578	10.28	244,917
Qualified XII (1.25)	187,502.640	10.25	1,921,902
Qualified XII (1.30)	5.188	10.22	53
Qualified XII (1.35)	6,715.739	10.19	68,433
Qualified XII (1.40)	35,645.182	10.16	362,155
Qualified XII (1.45)	1,925.066	10.13	19,501
Qualified XIII	251.184	10.43	2,620
Qualified XV	7,229.105	10.43	75,400
Qualified XVI	34,697.894	10.11	350,796
Qualified XVII	12,731.991	10.33	131,521
Qualified XXI	97.977	10.52	1,031
Qualified XXVI	1,343.742	10.48	14,082
Qualified XXVII	1,250,276.155	9.93	12,415,242
Qualified XXXIV	5,577.945	7.60	42,392
Qualified XXXVIII	23,762.814	7.67	182,261
Qualified XLIII	527.204	7.59	4,001
Qualified LIV	49,353.467	10.18	502,418
Qualified LVI	15,249.438	10.35	157,832
	7,275,643.416		$ 74,999,051
Wells Fargo Advantage Small Cap Value Fund -
Class A
Contracts in accumulation period:
Qualified XII (1.00)	8,243.480	$ 10.71	$ 88,288

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

ING Custom Choice 62

Group Contracts issued in connection with ING Custom Choice Special Pay product at
125 basis point charge.

ING Custom Choice 65

Group Contracts issued in connection with ING Custom Choice Original and Value product at 40 basis point charge.

ING Educator's Direct

Group Contracts issued in connection with ING Educator's Direct 403(b) program in
Delaware at a zero basis point charge, effective in 2009.

ING MAP PLUS

Group contracts issued in connection with ING MAP Plus NP, shown separately for differing daily asset charges.

Qualified I

Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate
Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code
("Code"); tax-deferred annuity plans established by the public school systems and tax-
exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to Section
408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed
Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group
Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

Qualified V

Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with
"Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the
Internal Revenue Code.

Qualified VI

Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans,
Retirement Plus plans and deferred compensation plans since August 28, 1992.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified VII

Certain existing Contracts that were converted to ACES, an administrative system
(previously valued under Qualified I).

Qualified VIII

Group AetnaPlus Contracts issued in connection with Tax-Deferred Annuity Plans and
Deferred Compensation Plans adopted by state and local governments since June 30,
1993.

Qualified IX

Certain large group Contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

Qualified X

Individual retirement annuity and Simplified Employee Pension (“SEP”) plans issued or converted to ACES, an administrative system.

Qualified XII

Group Retirement Plus and Voluntary TDA Contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code,
shown separately by applicable daily charge; and Contracts issued since October 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or
403(a) of the Internal Revenue Code.

Qualified XIII

Group Contracts issued in connection with ING Custom Choice Original and Value product at 95 basis point charge.

Qualified XV

Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new Contracts issued after that date in connection with certain deferred compensation plans.

Qualified XVI

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Group AetnaPlus Contracts assessing an administrative expense charge effective April 7,
1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

Qualified XVII

Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XVIII

Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May
29, 1997.

Qualified XIX

Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XX

Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XXI

Certain existing Contracts issued in connection with deferred compensation plans having
Contract modifications effective May 20, 1999.

Qualified XXII

Certain existing Contracts issued in connection with deferred compensation plans having
Contract modifications effective May 20, 1999.

Qualified XXVI

Group Contracts issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

Qualified XXVII

Group Contracts issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified XXVIII

Group Contracts issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

Qualified XXIX

Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975, group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

Qualified XXX

Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975, group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

Qualified XXXII

Individual Contracts issued in connection with the 1992/1994 Pension IRA at 125 basis points, effective in 2004.

Qualified XXXIII

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 40 and 65 basis points.

Qualified XXXIV

Group Contracts issued in connection with ING Retirement Plus and ING Voluntary TDA products at 90 basis point charge.

Qualified XXXV

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 35 basis points.

Qualified XXXVI

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 55 and 80 basis points.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Qualified XXXVIII

Group Contracts issued in connection with ING Retirement Plus and ING Voluntary TDA products at a zero basis point charge.

Qualified XLII

Group Contracts issued in connection with ING Custom Choice Original and Value product at a zero basis point charge.

Qualified XLIII

Group Contracts issued in connection with ING Custom Choice Original and Value product at 75 basis point charge.

Qualified LIV

Group Contracts issued in connection with ING Custom Choice Original and Value product at 80 basis point charge.

Qualified LVI

Group Contracts issued in connection with ING Custom Choice Original and Value product at 25 basis point charge.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

10. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, follows:

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
AIM Mid Cap Core Equity Fund - Class A
2009	179	$12.24	to	$14.98	$2,312	0.16%	0.00%	to	1.60%	28.13%	to	29.73%
2008	23	$9.81	to	$11.62	$232	0.80%	0.30%	to	1.60%	-28.60%	to	-27.91%
2007	19	$13.74	to	$16.18	$270	1.19%	0.65%	to	1.60%	8.75%	to	9.19%
2006	18	$12.67	to	$14.87	$234	0.76%	0.65%	to	1.70%	9.99%	to	10.40%
2005	16	$11.62	to	$13.52	$188	-	0.65%	to	1.60%	5.73%	to	6.77%
AIM Small Cap Growth Fund - Class A
2009	3		$11.58		$31	-		1.00%		33.26%
2008	2		$8.69		$20	-		1.00%		-39.40%
2007	2		$14.34		$34	-		1.00%		10.22%
2006	1		$13.01		$17	-		1.00%		13.23%
2005	1		$11.49		$8	0.25%		1.00%		7.18%
AIM Global Health Care Fund - Investor Class
2009	5	$30.63	to	$32.10	$164	-	0.55%	to	1.60%	25.43%	to	26.73%
2008	5	$24.42	to	$25.33	$122	-	0.55%	to	1.60%	-29.52%	to	-28.79%
2007	4	$34.39	to	$35.57	$144	-	0.65%	to	2.00%	9.62%	to	10.12%
2006	4	$31.61	to	$31.99	$114	-	0.90%	to	1.70%	3.36%	to	3.43%
2005	2	$30.81	to	$30.93	$68	(a)	0.90%	to	1.65%		(a)
AIM V.I. Capital Appreciation Fund - Series I Shares
2009	2,705	$4.78	to	$9.73	$20,643	0.61%	0.00%	to	1.50%	19.20%	to	21.14%
2008	2,795	$4.01	to	$8.14	$17,871	-	0.00%	to	1.50%	-43.39%	to	-42.52%
2007	2,976	$7.08	to	$14.33	$33,456	-	0.00%	to	1.50%	10.28%	to	11.95%
2006	3,257	$6.42	to	$12.36	$32,996	0.07%	0.00%	to	1.50%	4.72%	to	6.35%
2005	2,001	$6.22	to	$11.61	$19,374	0.06%	0.00%	to	1.50%	0.10%	to	8.80%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
AIM V.I. Core Equity Fund - Series I Shares
2009	4,159	$7.53	to	$12.96	$38,603	1.79%	0.00%	to	1.95%	25.79% to	28.38%
2008	4,319	$5.93	to	$10.25	$31,654	2.26%	0.00%	to	1.95%	-31.20% to	-30.12%
2007	4,536	$8.58	to	$14.75	$48,225	1.11%	0.00%	to	1.50%	6.45% to	8.04%
2006	5,005	$8.01	to	$13.60	$49,719	0.66%	0.00%	to	1.50%	15.02% to	16.80%
2005	3,691	$6.93	to	$11.81	$31,783	1.36%	0.00%	to	1.50%	3.66% to	5.23%
Alger Green Fund - Class A
2009	91	$8.26	to	$13.24	$1,064	(e)	0.00%	to	1.50%	(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
AllianceBernstein Growth and Income Fund, Inc. -
Class A
2009	21	$9.07	to	$9.60	$196	1.17%	0.60%	to	1.55%	19.03% to	20.15%
2008	19	$7.62	to	$7.94	$146	2.26%	0.70%	to	1.55%	-41.57% to	-41.19%
2007	9	$13.01	to	$13.50	$120	1.08%	0.70%	to	1.65%	3.75% to	4.39%
2006	5	$12.54	to	$12.76	$65	1.35%	1.05%	to	1.65%	15.48%
2005	4	$10.98	to	$10.99	$42	(f)	1.20%	to	1.25%	(f)
AllianceBernstein Growth and Income Portfolio -
Class A
2009	44	$9.79	to	$9.92	$434	3.98%	1.00%	to	1.25%	19.39% to	19.52%
2008	45	$8.20	to	$8.30	$371	2.17%	1.00%	to	1.25%	-41.39% to	-41.18%
2007	46	$13.99	to	$14.11	$645	1.66%	1.00%	to	1.25%	3.78% to	4.06%
2006	41	$13.48	to	$13.56	$557	1.74%	1.00%	to	1.25%	15.91% to	15.97%
2005	22	$11.63	to	$11.65	$260	1.29%	1.15%	to	1.25%	3.56%
Allianz NFJ Dividend Value Fund - Class A
2009	11		$12.21		$134	(e)		1.00%		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Allianz NFJ Large-Cap Value Fund - Institutional
Class
2009	165	$6.99	to	$7.13	$1,179	3.07%	0.00%	to	1.25%	14.78%	to	16.12%
2008	95	$6.09	to	$6.14	$580	(d)	0.00%	to	1.25%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
Allianz NFJ Small-Cap Value Fund - Class A
2009	39	$13.88	to	$14.77	$563	2.22%	0.60%	to	1.65%	22.70%	to	23.19%
2008	29	$11.64	to	$12.02	$336	1.27%	0.55%	to	1.20%	-27.34%	to	-27.09%
2007	28	$16.02	to	$16.30	$454	1.93%	0.75%	to	1.20%	4.84%	to	5.30%
2006	31	$15.28	to	$15.50	$477	1.87%	0.70%	to	1.20%	17.18%	to	17.59%
2005	30	$13.04	to	$13.14	$398	3.10%	0.80%	to	1.20%	9.33%
Amana Growth Fund
2009	546	$9.55	to	$12.44	$5,651	-	0.00%	to	1.50%	32.34%
2008	5		$7.36		$36	(d)		0.05%			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
Amana Income Fund
2009	976	$9.83	to	$12.44	$10,356	1.23%	0.00%	to	1.55%	23.52%
2008	6		$8.12		$46	(d)		0.05%			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
American Balanced Fund® - Class R-3
2009	524	$10.63	to	$11.58	$5,796	2.47%	0.00%	to	1.45%	18.97%	to	20.75%
2008	439	$8.96	to	$9.59	$4,066	2.93%	0.00%	to	1.40%	-26.93%	to	-25.95%
2007	506	$12.24	to	$12.95	$6,361	2.43%	0.00%	to	1.45%	4.70%	to	5.95%
2006	422	$11.66	to	$12.12	$5,014	2.18%	0.20%	to	1.55%	9.69%	to	11.20%
2005	340	$10.63	to	$10.89	$3,656	2.07%	0.25%	to	1.55%	1.43%	to	2.54%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
American Century Inflation-Adjusted Bond Fund -
Investor Class
2009	846	$10.67	to	$10.78	$9,060	(e)	0.00%	to	1.65%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
American Century Income & Growth Fund - A Class
2009	523	$8.89	to	$27.50	$4,656	1.84%		1.00%		16.36%	to	16.43%
2008	484	$7.64	to	$23.62	$3,705	1.55%		1.00%		-35.46%	to	-35.42%
2007	471	$11.83	to	$36.60	$5,597	1.28%	1.00%	to	1.10%	-1.62%	to	-1.50%
2006	495	$12.01	to	$37.17	$5,990	1.59%	1.00%	to	1.10%	15.59%	to	15.70%
2005	539	$10.38	to	$31.95	$5,629	1.78%	1.00%	to	1.10%	3.36%	to	3.49%
Ariel Appreciation Fund
2009	55	$10.58	to	$11.46	$622	0.20%	0.75%	to	2.10%	59.58%	to	61.70%
2008	57	$6.63	to	$7.09	$395	0.62%	0.75%	to	2.10%	-41.99%	to	-41.32%
2007	49	$11.43	to	$11.96	$578	0.50%	0.95%	to	2.10%	-3.27%	to	-2.29%
2006	52	$11.91	to	$12.24	$629	0.05%	0.95%	to	1.90%	8.87%	to	9.87%
2005	35	$10.94	to	$11.16	$394	0.34%	0.85%	to	1.90%	1.47%	to	2.01%
Ariel Fund
2009	124	$9.68	to	$10.51	$1,271	-	0.70%	to	2.10%	60.42%	to	62.23%
2008	101	$6.14	to	$6.51	$638	1.36%	0.60%	to	1.80%	-49.17%	to	-48.54%
2007	68	$11.93	to	$12.65	$838	0.40%	0.60%	to	2.10%	-3.52%	to	-2.40%
2006	52	$12.51	to	$12.91	$660	-	0.70%	to	1.80%	8.48%	to	9.22%
2005	46	$11.56	to	$11.73	$537	0.58%	0.95%	to	1.70%	-0.43%	to	-0.34%
Artisan International Fund - Investor Shares
2009	233	$7.64	to	$13.31	$1,829	1.95%	0.00%	to	1.50%	37.66%	to	39.75%
2008	57	$5.55	to	$5.82	$324	(d)	0.00%	to	1.50%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
BlackRock Mid Cap Value Opportunities Fund -
Investor A Shares
2009	21	$12.58	to	$12.99	$263	(e)	0.40%	to	1.40%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
The Bond Fund of AmericaSM, Inc. - Class R-4
2009	604	$9.82	to	$10.07	$5,982	4.37%	0.00%	to	1.50%	13.13%	to	14.82%
2008	222	$8.68	to	$8.77	$1,929	(d)	0.00%	to	1.50%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
Calvert Social Balanced Portfolio
2009	2,270	$8.44	to	$28.29	$42,394	2.14%	0.00%	to	1.50%	23.43%	to	25.38%
2008	2,367	$6.80	to	$22.80	$35,890	2.51%	0.00%	to	1.95%	-32.37%	to	-31.38%
2007	2,618	$12.00	to	$33.54	$59,468	2.34%	0.00%	to	1.50%	1.21%	to	2.75%
2006	2,925	$11.75	to	$32.97	$65,397	2.25%	0.00%	to	1.50%	7.14%	to	8.80%
2005	3,274	$11.39	to	$30.61	$66,533	1.77%	0.00%	to	1.50%	4.07%	to	5.61%
Capital World Growth & Income FundSM, Inc. -
Class R-3
2009	1	$12.84	to	$12.85	$14	(e)	0.50%	to	0.55%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ColumbiaSM Acorn Fund® - Class Z
2009	275	$8.74	to	$8.92	$2,451	0.31%	0.00%	to	1.25%	37.85%	to	39.59%
2008	126	$6.34	to	$6.39	$807	(d)	0.00%	to	1.25%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB	Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)	(lowest to highest)
Columbia Mid Cap Value Fund - Class A
2009	371	$7.90 to	$8.11	$2,961	0.84%	0.00% to 1.60%	30.15% to	32.30%
2008	258	$6.07 to	$6.13	$1,575	(d)	0.00% to 1.55%	(d)
2007	(d)	(d)		(d)	(d)	(d)	(d)
2006	(d)	(d)		(d)	(d)	(d)	(d)
2005	(d)	(d)		(d)	(d)	(d)	(d)
Columbia Mid Cap Value Fund - Class Z
2009	161	$8.04 to	$8.14	$1,314	1.07%	0.00% to 0.80%	31.59% to	32.57%
2008	91	$6.11 to	$6.14	$561	(d)	0.00% to 0.80%	(d)
2007	(d)	(d)		(d)	(d)	(d)	(d)
2006	(d)	(d)		(d)	(d)	(d)	(d)
2005	(d)	(d)		(d)	(d)	(d)	(d)
CRM Mid Cap Value Fund - Investor Shares
2009	6	$12.15 to	$12.17	$70	(e)	0.45% to 0.70%	(e)
2008	(e)	(e)		(e)	(e)	(e)	(e)
2007	(e)	(e)		(e)	(e)	(e)	(e)
2006	(e)	(e)		(e)	(e)	(e)	(e)
2005	(e)	(e)		(e)	(e)	(e)	(e)
DWS Equity 500 Index Fund - Class S
2009	21	$11.89		$247	1.93%	1.00%	25.03%
2008	18	$9.51		$168	2.02%	1.00%	-37.72%
2007	15	$15.27		$228	2.03%	1.00%	4.30%
2006	11	$14.64		$167	1.85%	1.00%	14.46%
2005	5	$12.79		$66	-	1.00%	3.65%
Eaton Vance Large-Cap Value Fund - Class R
2009	1	$12.21		$13	(e)	0.50% to 0.55%	(e)
2008	(e)	(e)		(e)	(e)	(e)	(e)
2007	(e)	(e)		(e)	(e)	(e)	(e)
2006	(e)	(e)		(e)	(e)	(e)	(e)
2005	(e)	(e)		(e)	(e)	(e)	(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
EuroPacific Growth Fund® - Class R-3
2009	721	$14.98	to	$16.61	$11,577	1.76%	0.00%	to	1.75%	36.31%	to	38.65%
2008	622	$10.99	to	$11.98	$7,252	1.89%	0.00%	to	1.75%	-41.76%	to	-40.69%
2007	486	$18.87	to	$20.20	$9,594	2.23%	0.00%	to	1.75%	16.70%	to	18.27%
2006	225	$16.29	to	$16.91	$3,767	1.95%	0.25%	to	1.55%	19.60%	to	21.13%
2005	87	$13.62	to	$13.96	$1,208	1.93%	0.25%	to	1.55%	19.09%	to	20.14%
EuroPacific Growth Fund® - Class R-4
2009	15,890	$8.12	to	$16.80	$247,037	2.00%	0.00%	to	1.50%	37.08%	to	39.25%
2008	13,832	$5.88	to	$12.16	$155,758	2.22%	0.00%	to	1.50%	-41.44%	to	-40.56%
2007	11,118	$9.92	to	$20.24	$212,894	2.15%	0.00%	to	1.50%	17.11%	to	18.85%
2006	8,654	$14.58	to	$17.16	$141,230	2.13%	0.00%	to	1.50%	20.03%	to	21.40%
2005	4,523	$12.09	to	$14.26	$61,647	2.63%	0.40%	to	1.50%	19.25%	to	20.43%
Evergreen Special Values Fund - Class A
2009	4,381	$8.26	to	$20.79	$82,713	0.41%	0.00%	to	1.55%	27.90%	to	29.91%
2008	4,235	$6.42	to	$16.03	$62,156	1.09%	0.00%	to	1.55%	-32.80%	to	-31.95%
2007	4,354	$12.72	to	$23.16	$94,562	1.21%	0.30%	to	1.55%	-9.51%	to	-8.57%
2006	4,425	$15.03	to	$24.96	$105,934	0.42%	0.50%	to	1.55%	19.54%	to	20.78%
2005	3,781	$12.57	to	$20.60	$75,301	0.93%	0.55%	to	1.55%	8.74%	to	9.85%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2009	15,503	$7.06	to	$24.68	$263,715	2.20%	0.00%	to	2.15%	27.38%	to	30.20%
2008	16,023	$5.46	to	$19.17	$213,311	2.47%	0.00%	to	2.15%	-43.84%	to	-42.62%
2007	17,821	$13.07	to	$33.82	$426,528	1.84%	0.00%	to	2.15%	-0.38%	to	1.55%
2006	18,954	$13.23	to	$33.70	$455,731	3.30%	0.00%	to	1.95%	17.81%	to	20.16%
2005	19,555	$11.23	to	$28.36	$401,206	1.61%	0.00%	to	1.95%	4.15%	to	5.90%
Fidelity® VIP Growth Portfolio - Initial Class
2009	13,653	$6.55	to	$22.19	$190,848	0.43%	0.00%	to	1.85%	25.83%	to	28.29%
2008	14,257	$5.14	to	$17.49	$159,095	0.83%	0.00%	to	1.85%	-48.12%	to	-47.17%
2007	15,005	$13.28	to	$33.50	$329,714	0.83%	0.00%	to	1.85%	24.81%	to	26.93%
2006	16,905	$10.60	to	$26.69	$295,822	0.40%	0.00%	to	1.65%	5.20%	to	6.89%
2005	19,931	$9.98	to	$25.27	$329,184	0.51%	0.00%	to	1.80%	3.98%	to	5.79%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP High Income Portfolio - Initial Class
2009	828	$10.80	to	$11.79	$9,003	9.19%	0.95%	to	1.50%	41.88%	to	42.48%
2008	657	$7.58	to	$8.31	$5,016	8.83%	0.95%	to	1.50%	-26.13%	to	-25.69%
2007	735	$10.20	to	$11.25	$7,556	8.27%	1.00%	to	1.50%	1.26%	to	1.78%
2006	767	$10.04	to	$11.11	$7,752	8.35%	1.00%	to	1.50%	9.57%	to	10.12%
2005	647	$9.12	to	$9.19	$6,022	14.48%	1.00%	to	1.10%	1.56%	to	1.77%
Fidelity® VIP Overseas Portfolio - Initial Class
2009	2,527	$6.90	to	$18.33	$35,651	2.07%	0.00%	to	1.50%	24.57%	to	26.52%
2008	2,600	$5.50	to	$14.49	$29,665	2.56%	0.00%	to	1.50%	-44.66%	to	-43.84%
2007	2,877	$13.33	to	$25.80	$60,698	3.37%	0.00%	to	1.50%	15.56%	to	17.27%
2006	2,821	$11.47	to	$22.00	$51,710	0.89%	0.00%	to	1.50%	16.32%	to	18.09%
2005	2,828	$9.82	to	$18.63	$44,759	0.65%	0.00%	to	1.50%	5.21%	to	19.04%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2009	40,206	$7.59	to	$32.46	$970,509	1.37%	0.00%	to	2.15%	32.82%	to	35.75%
2008	39,866	$5.64	to	$24.16	$722,264	1.02%	0.00%	to	2.15%	-43.75%	to	-29.20%
2007	40,117	$14.19	to	$42.45	$1,311,557	0.95%	0.00%	to	2.15%	-6.90%	to	17.56%
2006	40,979	$12.07	to	$36.46	$1,176,582	1.31%	0.00%	to	1.95%	9.57%	to	11.73%
2005	37,845	$12.96	to	$32.97	$1,008,057	0.26%	0.00%	to	1.95%	14.84%	to	16.95%
Fidelity® VIP Index 500 Portfolio - Initial Class
2009	4,173	$22.64	to	$22.84	$95,244	2.48%	0.95%	to	1.00%	25.36%	to	25.43%
2008	4,127	$18.05	to	$18.22	$75,139	2.23%	0.95%	to	1.00%	-37.63%	to	-37.62%
2007	4,341	$28.94	to	$29.21	$126,698	3.67%	1.00%	to	1.10%	4.29%	to	4.40%
2006	4,609	$27.75	to	$27.98	$128,845	1.65%	1.00%	to	1.10%	14.43%	to	14.58%
2005	4,779	$24.25	to	$24.42	$116,615	1.72%	1.00%	to	1.10%	3.72%	to	3.78%
Fidelity® VIP Mid Cap Portfolio - Initial Class
2009	1,163		$11.99		$13,948	0.73%		-		40.07%
2008	935		$8.56		$8,006	0.55%		-		-39.42%
2007	706		$14.13		$9,972	0.92%		-		15.63%
2006	446		$12.22		$5,451	(b)		-			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fidelity® VIP Asset ManagerSM Portfolio - Initial
Class
2009	979	$20.40	to	$20.58	$20,099	2.41%	0.95%	to	1.00%	27.83%	to	27.90%
2008	968	$15.95	to	$16.10	$15,560	3.00%	0.95%	to	1.00%	-29.42%
2007	889	$22.60	to	$22.81	$20,260	6.08%	1.00%	to	1.10%	14.20%	to	14.34%
2006	921	$19.79	to	$19.95	$18,360	2.71%	1.00%	to	1.10%	6.17%	to	6.29%
2005	994	$18.64	to	$18.77	$18,646	2.68%	1.00%	to	1.10%	2.93%	to	2.96%
Mutual Global Discovery Fund - Class R
2009	217	$14.51	to	$16.09	$3,353	0.89%	0.00%	to	1.75%	18.87%	to	20.31%
2008	160	$12.35	to	$13.10	$2,067	1.20%	0.35%	to	1.55%	-28.07%	to	-27.22%
2007	138	$17.17	to	$18.00	$2,445	2.27%	0.35%	to	1.55%	9.02%	to	10.43%
2006	89	$15.75	to	$16.30	$1,438	2.06%	0.35%	to	1.55%	20.97%	to	22.16%
2005	51	$13.02	to	$13.27	$667	1.41%	0.55%	to	1.55%	13.95%
Franklin Small-Mid Cap Growth Fund - Class A
2009	50	$10.84	to	$11.81	$563	-	0.30%	to	1.75%	40.78%	to	42.81%
2008	49	$7.70	to	$8.27	$396	0.17%	0.30%	to	1.75%	-43.55%	to	-43.03%
2007	55	$13.64	to	$14.24	$767	-	0.65%	to	1.75%	9.73%	to	10.99%
2006	44	$12.43	to	$12.83	$556	-	0.65%	to	1.75%	5.76%	to	6.60%
2005	27	$11.80	to	$11.98	$318	-	0.80%	to	1.60%	8.86%
Franklin Small Cap Value Securities Fund - Class 2
2009	5,720	$8.12	to	$16.69	$86,667	1.55%	0.00%	to	1.95%	26.67%	to	29.30%
2008	5,364	$6.33	to	$13.05	$63,473	1.21%	0.00%	to	1.90%	-34.15%	to	-32.98%
2007	5,150	$12.76	to	$19.69	$91,636	0.69%	0.00%	to	1.95%	-4.10%	to	-2.71%
2006	4,814	$13.16	to	$20.37	$88,521	0.64%	0.15%	to	1.75%	15.05%	to	16.53%
2005	4,489	$12.96	to	$17.59	$72,308	0.78%	0.35%	to	1.65%	7.02%	to	8.16%
Fundamental InvestorsSM, Inc. - Class R-3
2009	63	$7.97	to	$8.12	$505	0.77%	0.25%	to	1.40%	31.09%	to	32.35%
2008	2	$6.08	to	$6.12	$13	(d)	0.40%	to	1.35%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Fundamental InvestorsSM, Inc. - Class R-4
2009	2,700	$8.00	to	$8.20	$21,781	1.62%	0.00%	to	1.50%	31.36%	to	33.33%
2008	1,355	$6.09	to	$6.15	$8,280	(d)	0.00%	to	1.50%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
The Growth Fund of America® - Class R-3
2009	1,299	$9.33	to	$12.36	$15,280	0.73%	0.00%	to	1.75%	31.80%	to	34.06%
2008	1,082	$7.03	to	$9.22	$9,558	0.68%	0.00%	to	1.75%	-40.25%	to	-39.22%
2007	848	$11.68	to	$15.17	$12,442	0.92%	0.00%	to	1.75%	8.85%	to	10.36%
2006	584	$10.67	to	$13.63	$7,813	0.76%	0.20%	to	1.55%	8.89%	to	10.29%
2005	319	$12.04	to	$12.34	$3,894	0.65%	0.25%	to	1.55%	12.28%	to	13.54%
The Growth Fund of America® - Class R-4
2009	23,386	$7.89	to	$12.56	$277,112	1.00%	0.00%	to	1.50%	32.53%	to	34.63%
2008	20,363	$5.91	to	$9.34	$181,120	0.98%	0.00%	to	1.50%	-40.00%	to	-39.03%
2007	16,882	$9.72	to	$15.32	$248,778	1.08%	0.00%	to	1.50%	9.19%	to	10.52%
2006	14,655	$12.90	to	$13.73	$196,584	0.91%	0.30%	to	1.50%	9.29%	to	10.56%
2005	11,850	$11.74	to	$12.54	$145,130	0.93%	0.00%	to	1.50%	12.50%	to	13.63%
The Income Fund of America® - Class R-3
2009	149	$11.24	to	$12.47	$1,778	4.47%	0.00%	to	1.75%	21.91%	to	24.08%
2008	158	$9.22	to	$10.05	$1,535	4.57%	0.00%	to	1.75%	-30.42%	to	-29.18%
2007	121	$13.25	to	$14.19	$1,660	3.34%	0.00%	to	1.75%	1.83%	to	3.08%
2006	77	$13.12	to	$13.65	$1,032	3.12%	0.20%	to	1.55%	18.13%	to	19.60%
2005	26	$11.14	to	$11.38	$295	3.46%	0.30%	to	1.45%	1.73%	to	2.71%
ING Balanced Portfolio - Class I
2009	16,466	$8.44	to	$34.02	$341,845	4.46%	0.00%	to	1.95%	16.92%	to	19.28%
2008	17,863	$7.13	to	$28.80	$314,926	3.72%	0.00%	to	1.95%	-29.49%	to	1.49%
2007	21,542	$12.24	to	$40.44	$528,434	2.68%	0.00%	to	1.95%	-27.07%	to	5.54%
2006	24,020	$11.74	to	$38.67	$588,364	2.43%	0.00%	to	1.95%	7.84%	to	9.99%
2005	27,567	$11.37	to	$35.49	$637,454	2.34%	0.00%	to	1.50%	2.69%	to	4.25%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Real Estate Fund - Class A
2009	122	$12.60	to	$13.73	$1,611	3.77%	0.00%	to	1.45%	27.79%	to	29.65%
2008	133	$9.86	to	$10.59	$1,357	3.35%	0.00%	to	1.45%	-36.10%	to	-35.15%
2007	121	$15.25	to	$16.33	$1,923	2.75%	0.00%	to	1.75%	-17.75%	to	-16.74%
2006	124	$18.70	to	$19.45	$2,373	2.49%	0.20%	to	1.55%	34.10%	to	35.71%
2005	67	$13.99	to	$14.31	$954	4.05%	0.25%	to	1.45%	10.59%	to	11.47%
ING GNMA Income Fund - Class A
2009	388	$11.85	to	$12.98	$4,826	4.15%	0.00%	to	1.55%	3.40%	to	4.93%
2008	238	$11.46	to	$12.37	$2,835	3.54%	0.00%	to	1.55%	5.23%	to	6.91%
2007	126	$10.89	to	$11.57	$1,405	3.87%	0.00%	to	1.55%	4.11%	to	5.37%
2006	91	$10.44	to	$10.87	$973	5.45%	0.20%	to	1.55%	2.75%	to	3.93%
2005	69	$10.11	to	$10.44	$712	4.48%	0.25%	to	1.55%	0.99%	to	2.25%
ING Intermediate Bond Fund - Class A
2009	334	$10.79	to	$11.83	$3,799	6.26%	0.00%	to	1.55%	11.01%	to	12.88%
2008	342	$9.72	to	$10.48	$3,481	4.43%	0.00%	to	1.55%	-11.39%	to	-10.04%
2007	269	$10.97	to	$11.65	$3,064	4.22%	0.00%	to	1.55%	4.18%	to	5.34%
2006	151	$10.53	to	$10.95	$1,633	4.65%	0.20%	to	1.55%	2.13%	to	3.33%
2005	79	$10.31	to	$10.52	$829	3.96%	0.45%	to	1.55%	1.66%	to	2.24%
ING Intermediate Bond Portfolio - Class I
2009	18,464	$10.21	to	$82.40	$378,989	6.63%	0.00%	to	2.05%	9.31%	to	11.57%
2008	18,571	$9.22	to	$83.76	$350,384	5.64%	0.00%	to	2.05%	-10.25%	to	6.66%
2007	19,947	$11.00	to	$92.31	$421,252	3.81%	0.00%	to	1.95%	-11.31%	to	5.99%
2006	19,472	$10.56	to	$87.81	$400,146	3.99%	0.00%	to	1.95%	2.02%	to	4.12%
2005	19,951	$10.32	to	$76.25	$405,018	3.79%	0.00%	to	1.90%	1.37%	to	3.16%
ING Intermediate Bond Portfolio - Class S
2009	33		$10.69		$349	7.13%		0.35%		10.89%
2008	22		$9.64		$212	5.64%		0.35%		-8.88%
2007	23		$10.58		$249	6.90%		0.35%		5.27%
2006	1		$10.05		$12	(b)		0.35%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Artio Foreign Portfolio - Service Class
2009	2,803	$6.66	to	$13.86	$36,625	3.46%	0.00%	to	1.50%	18.42% to	20.21%
2008	3,034	$5.58	to	$11.53	$33,338	-	0.00%	to	1.50%	-44.46% to	-43.62%
2007	3,036	$17.69	to	$20.46	$59,851	0.08%	0.00%	to	1.50%	14.70% to	16.46%
2006	1,766	$15.30	to	$17.79	$30,166	(b)	0.00%	to	1.50%	(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2009	9,710	$7.55	to	$8.39	$79,020	0.58%	0.00%	to	1.50%	28.62% to	30.69%
2008	10,055	$5.87	to	$6.43	$63,303	0.20%	0.00%	to	1.50%	-39.90% to	-39.03%
2007	11,126	$9.76	to	$10.53	$115,938	(c)	0.00%	to	1.50%	(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
ING BlackRock Large Cap Growth Portfolio -
Service Class
2009	17	$9.49	to	$9.65	$158	-	0.00%	to	0.50%	29.47% to	30.23%
2008	12	$7.33	to	$7.41	$86	-	0.00%	to	0.50%	-39.32% to	-39.11%
2007	4	$12.08	to	$12.17	$43	-	0.00%	to	0.50%	6.75%
2006	-		$11.40		-	(b)		-		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING BlackRock Large Cap Growth Portfolio -
Service 2 Class
2009	22		$8.20		$177	-		0.35%		29.54%
2008	12		$6.33		$79	-		0.35%		-39.43%
2007	14		$10.45		$147	(c)		0.35%		(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
ING Clarion Global Real Estate Portfolio -
Institutional Class
2009	5,675	$8.82	to	$9.00	$50,442	2.45%	0.00%	to	1.50%	31.79% to	33.73%
2008	5,361	$6.69	to	$6.73	$35,967	(d)	0.00%	to	1.50%	(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Clarion Real Estate Portfolio - Institutional Class
2009	158	$8.00	to	$8.31	$1,315	3.43%	0.95%	to	1.95%	34.90%
2008	117		$6.16		$724	1.92%		0.95%		-38.89%
2007	94	$9.91	to	$10.08	$942	(h)	0.95%	to	1.95%	(h)
2006	61		$12.34		$754	(b)		0.95%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Clarion Real Estate Portfolio - Service Class
2009	3,220	$7.19	to	$8.52	$26,610	3.48%	0.00%	to	1.55%	33.83% to	35.89%
2008	2,819	$5.33	to	$6.27	$17,289	1.39%	0.00%	to	1.50%	-39.46% to	-38.53%
2007	2,072	$9.95	to	$10.20	$20,838	1.31%	0.00%	to	1.50%	-18.97% to	-18.11%
2006	1,372	$12.28	to	$12.39	$16,905	(b)	0.35%	to	1.50%	(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Evergreen Health Sciences Portfolio - Service
Class
2009	846	$8.43	to	$11.97	$9,719	-	0.00%	to	1.50%	18.24% to	20.17%
2008	749	$7.07	to	$9.97	$7,198	0.15%	0.00%	to	1.50%	-29.73% to	-28.63%
2007	460	$13.42	to	$13.97	$6,256	0.13%	0.00%	to	1.50%	6.93% to	8.55%
2006	351	$12.55	to	$12.87	$4,440	-	0.00%	to	1.50%	12.15% to	13.32%
2005	129	$11.19	to	$11.29	$1,446	(a)	0.50%	to	1.50%	(a)
ING Evergreen Omega Portfolio - Service Class
2009	29	$13.16	to	$13.39	$378	0.48%	0.00%	to	0.50%	41.81% to	42.45%
2008	4	$9.28	to	$9.40	$35	-	0.00%	to	0.50%	-27.53%
2007	-		$12.97		-	(c)		-		(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2009	3,350	$8.18	to	$12.94	$41,611	0.53%	0.00%	to	1.50%	37.05% to	39.14%
2008	2,384	$5.92	to	$9.30	$21,437	0.94%	0.00%	to	1.50%	-40.11% to	-39.14%
2007	1,307	$9.76	to	$15.28	$19,443	0.12%	0.00%	to	1.85%	12.77% to	14.09%
2006	1,115	$13.00	to	$13.31	$14,604	-	0.35%	to	1.55%	10.25% to	11.36%
2005	390	$11.80	to	$11.88	$4,611	(a)	0.50%	to	1.50%	(a)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Global Resources Portfolio - Institutional Class
2009	2		$11.31		$27	-		0.20%		37.59%
2008	3		$8.22		$25	2.90%		0.20%		-40.95%
2007	3		$13.92		$44	(c)		0.20%		(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
ING Global Resources Portfolio - Service Class
2009	10,029	$8.19	to	$12.38	$107,768	0.30%	0.00%	to	1.50%	35.47% to	37.64%
2008	9,325	$6.00	to	$8.06	$73,573	2.08%	0.00%	to	1.50%	-41.88% to	-41.03%
2007	8,097	$13.42	to	$13.65	$109,431	(c)	0.00%	to	1.50%	(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
ING Janus Contrarian Portfolio - Service Class
2009	1,691	$7.15	to	$8.00	$13,120	0.57%	0.00%	to	1.55%	34.33% to	36.52%
2008	1,285	$5.32	to	$5.86	$7,405	0.72%	0.00%	to	1.50%	-49.21% to	-49.00%
2007	403	$11.44	to	$11.49	$4,611	(c)	0.00%	to	0.50%	(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
2009	25		$16.62		$421	1.01%		0.35%		70.29%
2008	18		$9.76		$171	3.71%		0.35%		-51.61%
2007	18		$20.17		$368	0.94%		0.35%		37.49%
2006	4		$14.67		$57	(b)		0.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
2009	2,123	$17.38	to	$17.39	$36,901	1.51%	0.95%	to	1.00%	70.32% to	70.39%
2008	1,808	$10.20	to	$10.21	$18,447	2.65%	0.95%	to	1.00%	-51.66% to	-51.61%
2007	2,077		$21.10		$43,831	1.12%		1.00%		37.46%
2006	1,901		$15.35		$29,171	0.67%		1.00%		34.77%
2005	1,396		$11.39		$15,902	(a)		1.00%		(a)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2009	1,541	$8.33	to	$21.25	$30,187	1.31%	0.00%	to	1.55%	68.93%	to	71.51%
2008	1,357	$4.89	to	$12.39	$15,725	2.46%	0.00%	to	1.50%	-52.01%	to	-51.32%
2007	1,642	$15.61	to	$25.32	$40,173	0.95%	0.10%	to	1.50%	36.42%	to	37.80%
2006	1,200	$11.43	to	$18.30	$21,610	0.43%	0.40%	to	1.50%	33.78%	to	35.12%
2005	512	$13.38	to	$13.50	$6,873	(a)	0.50%	to	1.50%		(a)
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2009	324	$8.29	to	$11.65	$3,617	0.45%	0.00%	to	1.50%	25.40%	to	27.40%
2008	241	$6.57	to	$9.15	$2,129	0.48%	0.00%	to	1.50%	-31.00%	to	-29.94%
2007	194	$12.55	to	$13.06	$2,468	0.15%	0.00%	to	1.50%	-3.16%	to	-2.13%
2006	126	$12.96	to	$13.25	$1,643	-	0.40%	to	1.50%	15.07%	to	16.04%
2005	25	$11.28	to	$11.38	$282	(a)	0.50%	to	1.40%		(a)
ING Lord Abbett Affiliated Portfolio - Institutional
Class
2009	9,595	$7.29	to	$8.60	$79,642	0.97%	0.00%	to	1.95%	16.79%	to	19.11%
2008	10,392	$6.17	to	$7.22	$73,160	3.25%	0.00%	to	1.95%	-37.67%	to	-36.48%
2007	11,800	$10.99	to	$11.33	$131,763	0.05%	0.20%	to	1.95%	2.79%	to	3.78%
2006	99	$10.77	to	$10.85	$1,068	(b)	0.50%	to	1.50%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Lord Abbett Affiliated Portfolio - Service Class
2009	80	$8.06	to	$8.38	$668	0.85%	0.50%	to	1.55%	17.17%	to	17.99%
2008	72	$6.93	to	$7.06	$506	3.33%	0.65%	to	1.35%	-37.45%	to	-37.15%
2007	46	$11.08	to	$11.17	$516	(c)	0.85%	to	1.35%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING Marsico Growth Portfolio - Institutional Class
2009	881	$8.25	to	$8.57	$7,384	1.17%	0.00%	to	1.50%	27.33%	to	31.01%
2008	797	$6.45	to	$6.62	$5,214	(d)	0.00%	to	1.50%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Marsico Growth Portfolio - Service Class
2009	33	$8.47	to	$10.35	$337	0.62%	0.35%	to	1.50%	27.96% to	28.53%
2008	39	$6.59	to	$8.08	$306	0.09%	0.35%	to	1.20%	-40.94% to	-40.60%
2007	325	$11.39	to	$13.76	$4,327	-	0.00%	to	1.50%	12.43% to	14.19%
2006	233	$10.11	to	$12.05	$2,747	-	0.00%	to	1.50%	3.34% to	4.46%
2005	102	$11.37	to	$11.47	$1,159	(a)	0.50%	to	1.50%	(a)
ING Marsico International Opportunities Portfolio -
Adviser Class
2009	23		$7.76		$175	-		0.35%		36.62%
2008	11		$5.68		$65	-		0.35%		-49.87%
2007	6		$11.33		$64	(c)		0.35%		(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
ING Marsico International Opportunities Portfolio -
Service Class
2009	690	$6.74	to	$13.02	$8,576	1.20%	0.00%	to	1.50%	35.49% to	37.63%
2008	705	$4.93	to	$9.46	$6,408	1.08%	0.00%	to	1.50%	-50.25% to	-49.52%
2007	688	$18.01	to	$18.74	$12,551	0.95%	0.00%	to	1.50%	18.80% to	19.97%
2006	478	$15.16	to	$15.50	$7,306	0.03%	0.40%	to	1.50%	22.16% to	23.16%
2005	108	$12.41	to	$12.48	$1,348	(a)	0.70%	to	1.50%	(a)
ING MFS Total Return Portfolio - Adviser Class
2009	85		$10.53		$896	2.58%		0.35%		17.13%
2008	55		$8.99		$497	4.89%		0.35%		-22.90%
2007	49		$11.66		$567	1.31%		0.35%		3.19%
2006	4		$11.30		$45	(b)		0.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING MFS Total Return Portfolio - Institutional Class
2009	5,815	$10.03	to	$10.04	$58,354	2.74%	0.95%	to	1.00%	17.02% to	17.04%
2008	6,024	$8.57	to	$8.58	$51,654	6.26%	0.95%	to	1.00%	-23.00% to	-22.91%
2007	7,291		$11.13		$81,146	0.11%		1.00%		3.25%
2006	25		$10.78		$269	(b)		1.00%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MFS Total Return Portfolio - Service Class
2009	1,926	$8.90	to	$14.70	$25,683	2.51%	0.00%	to	1.55%	16.03%	to	17.88%
2008	1,955	$7.60	to	$12.47	$22,350	5.97%	0.00%	to	1.55%	-23.51%	to	-22.41%
2007	2,252	$12.08	to	$15.88	$33,604	2.95%	0.10%	to	1.55%	2.44%	to	3.61%
2006	2,514	$11.69	to	$15.23	$36,559	2.23%	0.30%	to	1.65%	10.26%	to	11.49%
2005	3,132	$10.95	to	$13.66	$41,280	2.59%	0.40%	to	1.50%	1.38%	to	2.33%
ING MFS Utilities Portfolio - Service Class
2009	2,258	$8.29	to	$15.86	$34,116	5.53%	0.00%	to	1.50%	30.80%	to	32.83%
2008	2,158	$6.29	to	$11.94	$24,775	3.58%	0.00%	to	1.50%	-38.65%	to	-37.72%
2007	2,012	$18.42	to	$19.17	$37,523	1.01%	0.00%	to	1.50%	25.48%	to	26.89%
2006	881	$14.68	to	$15.01	$13,022	0.04%	0.40%	to	1.50%	28.88%	to	30.08%
2005	104	$11.39	to	$11.47	$1,191	(a)	0.50%	to	1.50%		(a)
ING PIMCO High Yield Portfolio - Institutional Class
2009	278	$12.31	to	$12.32	$3,426	7.29%	0.95%	to	1.00%	48.26%	to	48.31%
2008	73	$8.30	to	$8.31	$609	8.94%	0.95%	to	1.00%	-23.15%	to	-23.06%
2007	74		$10.80		$800	6.11%		1.00%		2.08%
2006	23		$10.58		$247	(b)		1.00%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING PIMCO High Yield Portfolio - Service Class
2009	969	$11.37	to	$13.71	$12,663	8.04%	0.00%	to	1.50%	47.07%	to	49.41%
2008	505	$7.67	to	$9.18	$4,462	8.96%	0.00%	to	1.50%	-23.68%	to	-22.53%
2007	497	$10.71	to	$11.85	$5,722	7.27%	0.00%	to	1.50%	1.34%	to	2.86%
2006	448	$10.56	to	$11.52	$5,070	6.48%	0.00%	to	1.50%	7.36%	to	8.35%
2005	135	$10.46	to	$10.56	$1,418	(a)	0.50%	to	1.50%		(a)
ING Pioneer Equity Income Portfolio - Institutional
Class
2009	17,629	$6.85	to	$7.59	$124,824	-	0.00%	to	1.95%	10.45%	to	12.77%
2008	17,559	$6.20	to	$6.74	$111,368	3.16%	0.00%	to	1.95%	-31.49%	to	-30.28%
2007	17,096	$9.05	to	$9.31	$156,482	(c)	0.20%	to	1.95%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer Equity Income Portfolio - Service Class
2009	-		$7.00		$3	(e)		1.05%		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
ING Pioneer Fund Portfolio - Institutional Class
2009	1,654	$7.87	to	$10.00	$15,047	1.46%	0.00%	to	1.95%	22.54% to	24.41%
2008	1,578	$6.37	to	$8.11	$11,631	3.79%	0.00%	to	1.60%	-35.59% to	-34.52%
2007	1,454	$11.18	to	$12.51	$16,489	0.44%	0.00%	to	1.70%	3.71% to	5.42%
2006	232	$10.78	to	$11.98	$2,509	(b)	0.00%	to	1.50%	(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Pioneer Fund Portfolio - Service Class
2009	39	$8.83	to	$9.13	$353	1.73%	0.45%	to	1.35%	22.44% to	23.00%
2008	15	$7.22	to	$7.33	$109	3.64%	0.70%	to	1.30%	-35.54% to	-35.41%
2007	10	$11.20	to	$11.24	$111	-	1.00%	to	1.30%	4.07%
2006	2		$10.80		$25	(b)		1.00%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Pioneer Mid Cap Value Portfolio - Institutional
Class
2009	9,133	$7.93	to	$9.51	$83,867	1.50%	0.00%	to	2.10%	23.11% to	25.46%
2008	8,859	$6.37	to	$7.58	$65,464	2.18%	0.00%	to	1.80%	-34.09% to	-32.92%
2007	8,727	$11.02	to	$11.30	$96,991	0.08%	0.00%	to	1.80%	4.16% to	5.26%
2006	74	$10.54	to	$10.65	$783	(b)	0.50%	to	1.50%	(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Pioneer Mid Cap Value Portfolio - Service Class
2009	37	$8.91	to	$9.40	$342	1.47%	0.10%	to	1.55%	23.49% to	25.00%
2008	28	$7.27	to	$7.52	$204	3.64%	0.10%	to	1.35%	-34.03% to	-33.30%
2007	1	$11.02	to	$11.20	$16	(h)	0.35%	to	1.35%	(h)
2006	1		$10.61		$6	(b)		0.80%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Stock Index Portfolio - Institutional Class
2009	356	$10.54	to	$11.16	$3,952	0.73%	0.00%	to	1.25%	24.65% to	26.30%
2008	269	$8.44	to	$8.84	$2,372	3.86%	0.00%	to	1.25%	-37.92% to	-37.13%
2007	256	$13.55	to	$14.03	$3,588	1.50%	0.05%	to	1.25%	4.04% to	4.51%
2006	273	$13.00	to	$13.30	$3,625	3.36%	0.15%	to	1.25%	14.55%
2005	2,166	$11.41	to	$11.56	$25,037	(a)	0.00%	to	0.80%	(a)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2009	21,112	$9.42	to	$12.75	$257,927	2.05%	0.00%	to	1.55%	31.08% to	33.33%
2008	17,181	$7.12	to	$9.57	$158,868	4.79%	0.00%	to	1.55%	-28.63% to	-27.50%
2007	13,148	$12.66	to	$13.20	$168,990	1.82%	0.00%	to	1.55%	2.76% to	4.05%
2006	7,004	$12.32	to	$12.60	$86,924	1.22%	0.30%	to	1.55%	13.00% to	14.01%
2005	1,752	$10.91	to	$11.01	$19,163	(a)	0.50%	to	1.50%	(a)
ING T. Rowe Price Equity Income Portfolio - Adviser
Class
2009	142		$9.81		$1,389	1.56%		0.35%		24.18%
2008	116		$7.90		$918	3.48%		0.35%		-36.19%
2007	93		$12.38		$1,151	1.02%		0.35%		2.40%
2006	18		$12.09		$215	(b)		0.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING T. Rowe Price Equity Income Portfolio - Service
Class
2009	7,785	$7.73	to	$15.37	$110,806	1.81%	0.00%	to	1.65%	22.83% to	24.96%
2008	6,475	$6.23	to	$12.30	$74,508	4.58%	0.00%	to	1.65%	-36.69% to	-35.67%
2007	5,633	$13.02	to	$19.12	$101,704	1.42%	0.00%	to	1.65%	1.35% to	2.78%
2006	4,956	$12.72	to	$18.46	$87,796	1.34%	0.15%	to	1.65%	17.21% to	18.68%
2005	3,660	$11.39	to	$15.47	$54,938	1.28%	0.30%	to	1.55%	2.34% to	3.36%
ING Templeton Global Growth Portfolio - Institutional
Class
2009	56	$12.86	to	$13.42	$738	3.04%	0.60%	to	1.75%	30.43% to	31.96%
2008	77	$9.86	to	$10.17	$774	1.43%	0.60%	to	1.75%	-40.67% to	-39.96%
2007	71	$16.62	to	$16.94	$1,186	-	0.75%	to	1.90%	1.70%
2006	-		$16.50		-	(b)		1.00%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Templeton Global Growth Portfolio - Service
Class
2009	402	$7.75	to	$9.11	$3,525	2.24%	0.00%	to	1.50%	30.21%	to	32.26%
2008	315	$5.90	to	$6.89	$2,110	1.09%	0.00%	to	1.50%	-40.57%	to	-39.86%
2007	253	$11.14	to	$11.39	$2,833	1.27%	0.30%	to	1.50%	0.91%	to	1.98%
2006	128	$11.04	to	$11.11	$1,421	(b)	0.50%	to	1.50%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Van Kampen Growth and Income Portfolio -
Service Class
2009	1,715	$8.09	to	$11.13	$18,265	1.34%	0.00%	to	1.50%	22.12%	to	23.98%
2008	1,513	$6.57	to	$8.98	$13,111	4.08%	0.00%	to	1.50%	-33.23%	to	-32.23%
2007	1,338	$12.73	to	$13.25	$17,288	1.68%	0.00%	to	1.50%	1.03%	to	2.11%
2006	1,237	$12.60	to	$12.88	$15,704	1.19%	0.40%	to	1.50%	14.34%	to	15.41%
2005	759	$11.02	to	$11.12	$8,388	(a)	0.50%	to	1.50%		(a)
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
2009	175	$8.31	to	$8.86	$1,504	0.73%	0.25%	to	1.50%	28.18%	to	29.66%
2008	142	$6.44	to	$6.86	$947	0.71%	0.00%	to	1.50%	-33.77%	to	-33.04%
2007	102	$9.94	to	$10.16	$1,022	-	0.40%	to	1.50%	-5.15%	to	-4.17%
2006	109	$10.42	to	$10.56	$1,141	(b)	0.50%	to	1.50%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Money Market Portfolio - Class I
2009	24,663	$10.28	to	$57.57	$403,501	0.30%	0.00%	to	2.05%	-1.69%	to	0.35%
2008	32,012	$10.33	to	$57.58	$541,019	5.05%	0.00%	to	1.95%	0.93%	to	13.38%
2007	26,790	$10.73	to	$56.29	$520,246	3.62%	0.00%	to	1.70%	-7.17%	to	5.16%
2006	19,298	$10.51	to	$53.71	$362,772	2.23%	0.00%	to	1.50%	3.32%	to	4.92%
2005	14,234	$10.15	to	$51.39	$210,711	1.20%	0.00%	to	1.50%	1.47%	to	3.03%
ING Global Real Estate Fund - Class A
2009	2	$13.97	to	$14.00	$24	(e)	0.50%	to	0.80%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING International Capital Appreciation Fund - Class I
2009	-	$13.16	to	$13.18	$3	(e)	1.05%	to	1.35%	(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
ING International SmallCap Multi-Manager Fund -
Class A
2009	117	$12.90	to	$14.31	$1,642	1.31%	0.00%	to	1.75%	42.98% to	45.43%
2008	131	$9.05	to	$9.84	$1,261	2.18%	0.00%	to	1.70%	-52.54% to	-51.81%
2007	111	$19.07	to	$20.42	$2,221	0.85%	0.00%	to	1.75%	8.61% to	9.75%
2006	46	$17.77	to	$18.40	$837	0.79%	0.25%	to	1.45%	24.53%
2005	20	$14.35	to	$14.52	$283	(a)	0.60%	to	1.25%	(a)
ING American Century Small-Mid Cap Value
Portfolio - Adviser Class
2009	5		$11.15		$52	-		0.35%		34.66%
2008	5		$8.28		$39	2.63%		0.35%		-26.92%
2007	3		$11.33		$37	-		0.35%		-3.49%
2006	2		$11.74		$22	(b)		0.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING American Century Small-Mid Cap Value
Portfolio - Service Class
2009	2,396	$9.42	to	$16.14	$35,995	1.64%	0.00%	to	1.50%	33.70% to	35.74%
2008	1,988	$7.00	to	$11.90	$22,075	0.80%	0.00%	to	1.50%	-27.69% to	-26.54%
2007	1,876	$12.60	to	$16.20	$28,635	0.41%	0.00%	to	1.50%	-4.31% to	-2.91%
2006	2,128	$13.07	to	$16.49	$33,826	0.02%	0.00%	to	1.50%	13.67% to	15.48%
2005	2,244	$12.37	to	$14.45	$31,597	0.19%	0.00%	to	1.50%	6.27% to	7.85%
ING Baron Asset Portfolio - Service Class
2009	356	$7.67	to	$8.77	$3,022	-	0.00%	to	1.75%	32.22% to	34.38%
2008	333	$5.75	to	$6.53	$2,126	-	0.00%	to	1.55%	-42.00% to	-41.06%
2007	294	$10.76	to	$11.08	$3,217	-	0.00%	to	1.75%	7.35% to	8.38%
2006	30	$10.07	to	$10.14	$306	(b)	0.50%	to	1.50%	(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Baron Small Cap Growth Portfolio - Adviser
Class
2009	97		$9.74		$947	-		0.35%		34.34%
2008	30		$7.25		$216	-		0.35%		-41.58%
2007	21		$12.41		$257	-		0.35%		5.44%
2006	5		$11.77		$63	(b)		0.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Baron Small Cap Growth Portfolio - Service
Class
2009	7,089	$7.60	to	$16.37	$100,316	-	0.00%	to	1.75%	33.14% to	35.21%
2008	6,207	$5.66	to	$12.23	$66,236	-	0.00%	to	1.55%	-42.18% to	-41.24%
2007	5,880	$9.67	to	$21.03	$108,700	-	0.00%	to	1.55%	4.48% to	6.07%
2006	5,135	$12.61	to	$20.02	$91,451	-	0.00%	to	1.55%	13.49% to	15.25%
2005	5,042	$12.81	to	$17.55	$79,169	-	0.00%	to	1.50%	5.78% to	7.37%
ING Columbia Small Cap Value Portfolio - Adviser
Class
2009	3		$7.71		$21	(e)		0.35%		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
ING Columbia Small Cap Value Portfolio - Service
Class
2009	174	$8.13	to	$8.59	$1,441	1.17%	0.00%	to	1.50%	22.81% to	24.67%
2008	142	$6.62	to	$6.89	$953	0.11%	0.00%	to	1.50%	-35.06% to	-34.36%
2007	77	$10.19	to	$10.42	$796	-	0.25%	to	1.50%	1.39% to	2.47%
2006	4	$10.05	to	$10.11	$39	(b)	0.55%	to	1.50%	(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Davis New York Venture Portfolio - Service Class
2009	840	$7.76	to	$18.15	$12,781	0.66%	0.00%	to	1.50%	29.62% to	31.62%
2008	735	$5.94	to	$13.79	$8,589	0.78%	0.00%	to	1.50%	-40.12% to	-39.39%
2007	575	$12.23	to	$22.34	$11,313	0.25%	0.25%	to	1.50%	2.63% to	3.63%
2006	485	$11.91	to	$21.23	$9,468	0.01%	0.40%	to	1.50%	12.12% to	13.29%
2005	418	$10.64	to	$19.00	$7,330	-	0.50%	to	1.50%	2.39% to	3.31%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

					Investment
	Units*	Unit Fair Value		Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)		(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Fidelity® VIP Mid Cap Portfolio - Service Class
2009	966	$10.20 to	$10.38	$9,850	4.74%	0.00%	to	0.50%	38.59% to	39.33%
2008	911	$7.36 to	$7.45	$6,707	0.37%	0.00%	to	0.50%	-40.11% to	-39.77%
2007	329	$12.29 to	$12.37	$4,044	0.05%	0.00%	to	0.50%	14.43%
2006	10	$10.74		$110	(b)		0.50%		(b)
2005	(b)	(b)		(b)	(b)		(b)		(b)
ING Index Solution 2015 Portfolio - Adviser Class
2009	19	$9.05 to	$9.22	$177	0.93%	0.40%	to	1.55%	14.79%
2008	5	$7.91 to	$7.95	$37	(d)	0.70%	to	1.35%	(d)
2007	(d)	(d)		(d)	(d)		(d)		(d)
2006	(d)	(d)		(d)	(d)		(d)		(d)
2005	(d)	(d)		(d)	(d)		(d)		(d)
ING Index Solution 2025 Portfolio - Adviser Class
2009	77	$8.55 to	$8.69	$667	0.27%	0.40%	to	1.35%	18.92%
2008	11	$7.19		$81	(d)		1.35%		(d)
2007	(d)	(d)		(d)	(d)		(d)		(d)
2006	(d)	(d)		(d)	(d)		(d)		(d)
2005	(d)	(d)		(d)	(d)		(d)		(d)
ING Index Solution 2035 Portfolio - Adviser Class
2009	42	$8.27 to	$8.44	$350	0.50%	0.10%	to	1.35%	21.44%
2008	7	$6.81		$51	(d)		1.35%		(d)
2007	(d)	(d)		(d)	(d)		(d)		(d)
2006	(d)	(d)		(d)	(d)		(d)		(d)
2005	(d)	(d)		(d)	(d)		(d)		(d)
ING Index Solution 2045 Portfolio - Adviser Class
2009	17	$7.96 to	$8.15	$141	-	0.10%	to	1.55%	24.26%
2008	1	$6.43		$6	(d)		1.35%		(d)
2007	(d)	(d)		(d)	(d)		(d)		(d)
2006	(d)	(d)		(d)	(d)		(d)		(d)
2005	(d)	(d)		(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Solution Income Portfolio - Adviser Class
2009	6	$9.69	to	$9.90	$59	(i)	0.10%	to	1.45%		(i)
2008	-		$8.90		$1	(d)		0.70%			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING JPMorgan Mid Cap Value Portfolio - Adviser
Class
2009	29		$10.09		$292	1.12%		0.35%		24.88%
2008	30		$8.08		$245	1.58%		0.35%		-33.44%
2007	32		$12.14		$386	0.42%		0.35%		1.76%
2006	8		$11.93		$91	(b)		0.35%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING JPMorgan Mid Cap Value Portfolio - Service
Class
2009	1,864	$8.12	to	$15.78	$26,549	1.24%	0.00%	to	1.55%	23.68%	to	25.73%
2008	1,843	$6.51	to	$12.56	$21,120	2.10%	0.00%	to	1.55%	-34.08%	to	-33.01%
2007	2,021	$9.76	to	$18.54	$34,984	0.57%	0.00%	to	1.55%	0.77%	to	2.37%
2006	1,892	$12.72	to	$18.11	$32,578	0.01%	0.00%	to	1.55%	14.78%	to	16.46%
2005	1,597	$12.54	to	$15.64	$24,333	0.34%	0.00%	to	1.50%	6.89%	to	8.51%
ING Legg Mason Partners Aggressive Growth
Portfolio - Adviser Class
2009	13		$8.62		$109	-		0.35%		31.20%
2008	9		$6.57		$60	-		0.35%		-39.72%
2007	9		$10.90		$96	-		0.35%		-2.50%
2006	2		$11.18		$17	(b)		0.35%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
2009	9,611	$7.68	to	$14.19	$102,928	-	0.00%	to	1.50%	30.25%	to	32.39%
2008	10,314	$5.85	to	$10.74	$84,378	-	0.00%	to	1.50%	-40.13%	to	-9.45%
2007	11,836	$9.78	to	$17.67	$161,023	-	0.00%	to	1.50%	-35.62%	to	-1.59%
2006	14,531	$10.02	to	$17.96	$203,807	-	0.00%	to	1.50%	8.64%	to	10.32%
2005	16,715	$9.15	to	$16.28	$213,925	-	0.00%	to	1.50%	9.77%	to	11.43%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
2009	16	$9.27	to	$9.98	$151	-	0.00%	to	1.25%	30.38% to	32.01%
2008	16	$7.11	to	$7.56	$120	-	0.00%	to	1.25%	-40.10% to	-39.33%
2007	7	$11.87	to	$12.46	$87	-	0.00%	to	1.25%	-3.10% to	-2.39%
2006	7	$12.25	to	$12.63	$82	-	0.20%	to	1.25%	8.70% to	9.15%
2005	3	$11.27	to	$11.37	$36	(f)	0.80%	to	1.25%	(f)
ING Oppenheimer Global Portfolio - Adviser Class
2009	36		$10.61		$383	1.61%		0.35%		38.51%
2008	31		$7.66		$238	2.32%		0.35%		-40.85%
2007	28		$12.95		$365	0.43%		0.35%		5.63%
2006	8		$12.26		$96	(b)		0.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Oppenheimer Global Portfolio - Initial Class
2009	46,362	$7.95	to	$12.86	$549,793	2.38%	0.00%	to	1.95%	29.29% to	44.58%
2008	49,538	$5.74	to	$9.22	$423,940	2.29%	0.00%	to	1.95%	-43.34% to	-38.16%
2007	57,612	$14.09	to	$15.45	$840,722	1.09%	0.00%	to	1.80%	1.35% to	11.82%
2006	67,277	$13.46	to	$14.50	$921,330	0.07%	0.00%	to	1.80%	10.53% to	17.98%
2005	74,501	$11.62	to	$12.29	$881,737	(a)	0.00%	to	1.80%	(a)
ING Oppenheimer Global Portfolio - Service Class
2009	35	$13.58	to	$13.84	$486	2.12%	1.00%	to	1.25%	37.59% to	37.99%
2008	27	$9.87	to	$10.03	$267	1.98%	1.00%	to	1.25%	-41.18% to	-41.07%
2007	26	$16.78	to	$17.02	$439	1.20%	1.00%	to	1.25%	5.01% to	5.26%
2006	11	$15.98	to	$16.17	$180	0.09%	1.00%	to	1.25%	16.13%
2005	1		$13.76		$20	-		1.25%		11.87%
ING Oppenheimer Strategic Income Portfolio -
Adviser Class
2009	20		$11.87		$239	2.82%		0.35%		20.63%
2008	26		$9.84		$258	6.75%		0.35%		-16.26%
2007	23		$11.75		$275	4.98%		0.35%		8.00%
2006	12		$10.88		$127	(b)		0.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Oppenheimer Strategic Income Portfolio -
Initial Class
2009	11,306	$10.26	to	$12.40	$132,935	4.07%	0.00%	to	1.95%	18.29%	to	22.41%
2008	11,204	$8.50	to	$10.20	$109,367	5.72%	0.00%	to	1.95%	-17.26%	to	-14.92%
2007	10,776	$11.42	to	$12.08	$125,688	4.51%	0.00%	to	1.95%	5.82%	to	10.12%
2006	10,430	$10.67	to	$11.11	$112,893	0.39%	0.00%	to	1.95%	6.22%	to	8.39%
2005	11,390	$9.99	to	$10.25	$116,350	(a)	0.00%	to	1.50%		(a)
ING Oppenheimer Strategic Income Portfolio -
Service Class
2009	58	$10.25	to	$11.36	$609	5.09%	0.35%	to	1.50%	19.58%	to	20.85%
2008	25	$8.59	to	$9.50	$216	0.40%	0.40%	to	1.50%	-17.03%
2007	330	$11.45	to	$11.58	$3,826	(c)	0.95%	to	1.50%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING PIMCO Total Return Portfolio - Adviser Class
2009	96		$12.70		$1,215	3.17%		0.35%		11.99%
2008	77		$11.34		$870	5.48%		0.35%		-0.79%
2007	48		$11.43		$554	4.13%		0.35%		8.75%
2006	26		$10.51		$269	(b)		0.35%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING PIMCO Total Return Portfolio - Service Class
2009	12,634	$11.37	to	$15.32	$175,181	3.28%	0.00%	to	1.95%	10.40%	to	12.68%
2008	8,434	$10.17	to	$13.60	$104,849	5.43%	0.00%	to	1.95%	-1.87%	to	-0.25%
2007	6,608	$10.22	to	$13.44	$83,010	3.25%	0.00%	to	1.75%	7.71%	to	9.17%
2006	5,395	$10.50	to	$12.26	$62,923	1.70%	0.20%	to	1.55%	2.47%	to	3.64%
2005	4,813	$10.27	to	$11.91	$54,953	1.68%	0.35%	to	1.50%	0.53%	to	1.72%
ING Pioneer High Yield Portfolio - Initial Class
2009	1,047	$11.50	to	$13.35	$13,508	6.43%	0.00%	to	1.95%	64.58%	to	67.08%
2008	508	$6.96	to	$7.99	$3,967	8.59%	0.00%	to	1.50%	-30.43%	to	-29.42%
2007	465	$11.04	to	$11.32	$5,184	6.31%	0.00%	to	1.50%	4.55%	to	6.19%
2006	94	$10.56	to	$10.66	$1,000	(b)	0.00%	to	1.50%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Pioneer High Yield Portfolio - Service Class
2009	14	$12.57	to	$13.06	$181	6.87%	0.35%	to	1.40%	64.31%	to	65.47%
2008	11	$7.65	to	$7.79	$81	7.95%	0.70%	to	1.40%	-30.49%	to	-30.32%
2007	9	$11.02	to	$11.11	$95	5.94%	0.85%	to	1.35%	4.82%
2006	1	$10.56	to	$10.60	$6	(b)	0.70%	to	1.20%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution 2015 Portfolio - Adviser Class
2009	1,347	$10.26	to	$11.03	$14,444	3.68%	0.00%	to	1.55%	20.28%	to	22.15%
2008	1,203	$8.52	to	$9.03	$10,621	1.79%	0.00%	to	1.55%	-28.20%	to	-27.06%
2007	800	$11.72	to	$12.38	$9,750	0.70%	0.00%	to	1.55%	2.68%	to	4.06%
2006	243	$11.27	to	$11.83	$2,850	0.17%	0.20%	to	1.55%	9.47%	to	10.26%
2005	41	$10.66	to	$10.72	$440	(a)	0.25%	to	1.05%		(a)
ING Solution 2015 Portfolio - Service Class
2009	4,158	$8.71	to	$11.17	$44,359	3.84%	0.00%	to	1.50%	20.49%	to	22.39%
2008	3,218	$7.17	to	$9.13	$28,425	1.76%	0.00%	to	1.50%	-27.98%	to	-26.84%
2007	2,485	$11.99	to	$12.48	$30,299	0.55%	0.00%	to	1.50%	3.01%	to	4.61%
2006	1,294	$11.64	to	$11.93	$15,208	0.16%	0.00%	to	1.50%	9.18%	to	10.25%
2005	185	$10.66	to	$10.76	$1,980	(a)	0.50%	to	1.50%		(a)
ING Solution 2025 Portfolio - Adviser Class
2009	1,753	$9.82	to	$10.64	$18,118	3.06%	0.00%	to	1.55%	23.44%	to	25.32%
2008	1,449	$7.86	to	$8.49	$12,028	1.43%	0.00%	to	1.55%	-34.96%	to	-33.93%
2007	957	$11.94	to	$12.85	$12,103	0.50%	0.00%	to	1.55%	2.66%	to	3.99%
2006	360	$12.01	to	$12.29	$4,390	0.22%	0.20%	to	1.55%	11.19%	to	12.15%
2005	24	$10.89	to	$10.95	$266	(a)	0.25%	to	1.05%		(a)
ING Solution 2025 Portfolio - Service Class
2009	6,278	$8.03	to	$10.78	$64,506	3.13%	0.00%	to	1.50%	23.86%	to	25.93%
2008	4,569	$6.43	to	$8.57	$37,936	1.41%	0.00%	to	1.50%	-34.86%	to	-33.95%
2007	3,127	$9.87	to	$12.96	$39,563	0.41%	0.00%	to	1.50%	3.06%	to	4.31%
2006	1,488	$12.08	to	$12.38	$18,183	0.24%	0.00%	to	1.50%	10.93%	to	12.04%
2005	176	$10.89	to	$10.99	$1,918	(a)	0.50%	to	1.50%		(a)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2035 Portfolio - Adviser Class
2009	1,547	$9.77	to	$10.71	$16,062	2.66%	0.00%	to	1.55%	26.08%	to	28.11%
2008	1,196	$7.66	to	$8.36	$9,767	1.45%	0.00%	to	1.55%	-38.14%	to	-37.24%
2007	750	$12.24	to	$13.32	$9,830	0.44%	0.00%	to	1.55%	3.40%	to	4.75%
2006	307	$11.69	to	$12.64	$3,854	0.11%	0.20%	to	1.55%	12.75%	to	13.68%
2005	40	$11.05	to	$11.11	$440	(a)	0.25%	to	1.05%		(a)
ING Solution 2035 Portfolio - Service Class
2009	5,065	$7.78	to	$10.84	$52,312	2.79%	0.00%	to	1.50%	26.47%	to	28.44%
2008	3,386	$6.11	to	$8.45	$27,711	1.40%	0.00%	to	1.50%	-37.97%	to	-36.99%
2007	2,101	$12.88	to	$13.41	$27,544	0.44%	0.00%	to	1.50%	3.70%	to	4.98%
2006	956	$12.42	to	$12.74	$12,006	0.11%	0.00%	to	1.50%	12.40%	to	13.58%
2005	106	$11.05	to	$11.15	$1,176	(a)	0.50%	to	1.50%		(a)
ING Solution 2045 Portfolio - Adviser Class
2009	1,072	$9.58	to	$10.68	$11,165	2.16%	0.00%	to	1.55%	27.31%	to	29.30%
2008	797	$7.43	to	$8.26	$6,465	1.10%	0.00%	to	1.55%	-40.86%	to	-39.93%
2007	579	$12.42	to	$13.75	$7,858	0.24%	0.00%	to	1.55%	3.86%	to	5.24%
2006	174	$12.70	to	$12.99	$2,250	0.03%	0.20%	to	1.55%	13.66%	to	14.56%
2005	23	$11.27	to	$11.33	$256	(a)	0.25%	to	1.05%		(a)
ING Solution 2045 Portfolio - Service Class
2009	3,511	$7.51	to	$10.81	$36,075	2.34%	0.00%	to	1.50%	27.92%	to	29.93%
2008	2,197	$5.82	to	$8.32	$17,688	1.13%	0.00%	to	1.50%	-40.72%	to	-39.88%
2007	1,293	$9.89	to	$13.84	$17,462	0.25%	0.00%	to	1.50%	4.15%	to	5.38%
2006	589	$12.76	to	$13.08	$7,586	0.03%	0.00%	to	1.50%	13.32%	to	14.47%
2005	52	$11.26	to	$11.36	$586	(a)	0.50%	to	1.50%		(a)
ING Solution Growth and Income Portfolio - Service
Class
2009	167	$9.04	to	$9.22	$1,529	0.93%	0.25%	to	1.50%	18.61%	to	19.90%
2008	82	$7.63	to	$7.69	$625	(d)	0.25%	to	1.40%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution Growth Portfolio - Service Class
2009	86	$8.45	to	$8.63	$737	0.66%	0.25%	to	1.50%	22.87%	to	23.99%
2008	25	$6.91	to	$6.96	$174	(d)	0.25%	to	1.25%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING Solution Income Portfolio - Adviser Class
2009	776	$10.61	to	$11.32	$8,576	5.19%	0.00%	to	1.40%	15.42%	to	16.94%
2008	854	$9.19	to	$9.68	$8,109	1.98%	0.00%	to	1.40%	-18.09%	to	-16.91%
2007	646	$11.22	to	$11.65	$7,427	0.90%	0.00%	to	1.40%	3.41%	to	4.70%
2006	150	$10.85	to	$11.07	$1,657	0.10%	0.20%	to	1.40%	6.12%	to	6.50%
2005	4	$10.29	to	$10.31	$40	(a)	0.70%	to	1.00%		(a)
ING Solution Income Portfolio - Service Class
2009	852	$9.63	to	$11.47	$9,378	5.44%	0.00%	to	1.50%	15.44%	to	17.28%
2008	733	$8.35	to	$9.78	$6,949	2.09%	0.00%	to	1.50%	-17.91%	to	-16.70%
2007	644	$11.28	to	$11.74	$7,385	0.65%	0.00%	to	1.50%	3.68%	to	4.87%
2006	250	$10.88	to	$11.13	$2,746	0.16%	0.15%	to	1.50%	5.73%	to	6.76%
2005	33	$10.29	to	$10.36	$341	(a)	0.50%	to	1.50%		(a)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Adviser Class
2009	30		$10.40		$313	-		0.35%		45.05%
2008	30		$7.17		$212	-		0.35%		-43.54%
2007	29		$12.70		$365	-		0.35%		12.29%
2006	3		$11.31		$39	(b)		0.35%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2009	25,435	$8.04	to	$11.95	$281,756	0.43%	0.00%	to	1.50%	40.28%	to	52.34%
2008	26,223	$5.53	to	$8.17	$200,073	0.48%	0.00%	to	1.50%	-45.52%	to	-41.84%
2007	28,669	$11.84	to	$14.41	$389,300	0.19%	0.00%	to	1.50%	6.13%	to	16.20%
2006	33,002	$10.59	to	$12.72	$397,287	-	0.00%	to	1.50%	3.11%	to	9.05%
2005	38,267	$11.07	to	$11.60	$429,422	(a)	0.00%	to	1.50%		(a)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2009	36	$8.02	to	$11.55	$368	0.31%	0.00%	to	1.25%	44.22% to	46.02%
2008	37	$5.56	to	$7.91	$272	-	0.00%	to	1.25%	-44.01% to	-43.26%
2007	39	$9.93	to	$13.94	$514	-	0.00%	to	1.25%	11.57% to	12.61%
2006	35	$8.90	to	$12.27	$425	-	0.20%	to	1.25%	7.62% to	8.39%
2005	22	$8.27	to	$11.20	$230	-	0.55%	to	1.25%	7.59% to	7.88%
ING T. Rowe Price Growth Equity Portfolio -
Adviser Class
2009	105		$10.21		$1,070	-		0.35%		41.81%
2008	103		$7.20		$743	0.32%		0.35%		-42.72%
2007	92		$12.57		$1,155	-		0.35%		9.02%
2006	12		$11.53		$143	(b)		0.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING T. Rowe Price Growth Equity Portfolio - Initial
Class
2009	10,235	$7.99	to	$24.73	$200,867	0.17%	0.00%	to	1.50%	40.83% to	43.01%
2008	10,195	$5.63	to	$17.48	$141,775	1.37%	0.00%	to	1.50%	-43.12% to	-30.59%
2007	11,199	$10.39	to	$30.54	$275,025	0.48%	0.00%	to	1.50%	-10.73% to	9.89%
2006	12,312	$9.60	to	$28.07	$281,531	0.24%	0.00%	to	1.50%	11.63% to	13.33%
2005	13,745	$11.71	to	$25.03	$282,041	0.48%	0.00%	to	1.50%	4.59% to	6.15%
ING T. Rowe Price Growth Equity Portfolio - Service
Class
2009	140	$10.60	to	$12.48	$1,598	-	0.00%	to	1.55%	40.40% to	42.58%
2008	126	$7.55	to	$8.84	$1,018	1.15%	0.00%	to	1.55%	-43.28% to	-42.36%
2007	88	$13.31	to	$15.48	$1,234	0.19%	0.00%	to	1.55%	7.95% to	9.11%
2006	67	$12.33	to	$14.27	$867	-	0.20%	to	1.55%	11.59% to	12.56%
2005	39	$11.13	to	$12.75	$446	0.60%	0.45%	to	1.30%	4.60% to	5.23%
ING Templeton Foreign Equity Portfolio - Adviser
Class
2009	26		$8.26		$215	-		0.35%		30.90%
2008	23		$6.31		$143	(d)		0.35%		(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Templeton Foreign Equity Portfolio - Initial
Class
2009	11,443	$8.11	to	$8.38	$94,024	-	0.00%	to	1.50%	30.10% to	32.18%
2008	12,039	$6.23	to	$6.34	$75,608	(d)	0.00%	to	1.50%	(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
ING Templeton Foreign Equity Portfolio - Service
Class
2009	6	$9.64	to	$10.17	$57	-	0.00%	to	1.45%	30.01% to	31.91%
2008	5	$7.43	to	$7.71	$40	0.04%	0.00%	to	1.40%	-41.32%
2007	425	$12.66	to	$12.99	$5,433	1.43%	0.00%	to	1.50%	13.44% to	14.69%
2006	27	$11.16	to	$11.23	$302	(b)	0.50%	to	1.50%	(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Thornburg Value Portfolio - Adviser Class
2009	40		$10.81		$429	0.83%		0.35%		43.56%
2008	39		$7.53		$295	0.25%		0.35%		-40.24%
2007	41		$12.60		$521	-		0.35%		6.33%
2006	5		$11.85		$54	(b)		0.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Thornburg Value Portfolio - Initial Class
2009	4,320	$6.40	to	$30.95	$89,807	1.14%	0.00%	to	1.50%	42.54% to	44.85%
2008	4,224	$4.48	to	$21.60	$61,486	0.54%	0.00%	to	1.50%	-40.74% to	-39.78%
2007	4,540	$7.56	to	$36.21	$113,433	0.45%	0.00%	to	1.50%	5.60% to	7.23%
2006	5,003	$7.15	to	$34.10	$117,356	0.47%	0.00%	to	1.50%	15.11% to	16.85%
2005	5,863	$9.90	to	$29.48	$118,725	0.78%	0.00%	to	1.50%	0.00% to	1.56%
ING UBS U.S. Large Cap Equity Portfolio - Adviser
Class
2009	9		$8.82		$77	1.67%		0.35%		30.67%
2008	6		$6.75		$43	3.57%		0.35%		-40.27%
2007	1		$11.30		$13	(c)		0.35%		(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING UBS U.S. Large Cap Equity Portfolio - Initial
Class
2009	6,024	$7.50	to	$16.50	$76,337	1.44%	0.00%	to	1.95%	29.15% to	31.83%
2008	6,593	$5.74	to	$12.52	$64,277	2.42%	0.00%	to	1.95%	-40.95% to	-5.47%
2007	7,798	$11.71	to	$20.79	$126,472	0.72%	0.00%	to	1.95%	-37.09% to	1.17%
2006	8,239	$11.75	to	$20.55	$135,280	0.80%	0.00%	to	1.95%	12.23% to	14.55%
2005	9,161	$10.42	to	$17.94	$134,490	0.87%	0.00%	to	1.50%	7.49% to	9.39%
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
2009	1		$8.54		$10	-		1.00%		30.18%
2008	1		$6.56		$6	-		1.00%		-40.58%
2007	1		$11.04		$6	-		1.00%		-0.09%
2006	-		$11.05		$3	(b)		1.00%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Van Kampen Comstock Portfolio - Adviser Class
2009	30		$9.39		$284	2.04%		0.35%		27.76%
2008	28		$7.35		$206	3.06%		0.35%		-36.80%
2007	33		$11.63		$382	1.50%		0.35%		-2.92%
2006	13		$11.98		$151	(b)		0.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Van Kampen Comstock Portfolio - Service Class
2009	4,478	$7.70	to	$13.12	$51,283	2.28%	0.00%	to	1.95%	25.95% to	28.60%
2008	4,775	$6.03	to	$10.31	$42,974	3.72%	0.00%	to	1.95%	-37.70% to	-36.68%
2007	5,857	$12.01	to	$16.39	$83,912	1.24%	0.25%	to	1.95%	-3.74% to	-2.54%
2006	6,763	$12.38	to	$16.94	$100,241	0.74%	0.30%	to	1.95%	13.56% to	15.52%
2005	7,429	$11.46	to	$14.77	$98,136	0.60%	0.00%	to	1.50%	1.97% to	3.10%
ING Van Kampen Equity and Income Portfolio -
Adviser Class
2009	46		$10.80		$492	1.50%		0.35%		21.62%
2008	35		$8.88		$308	7.05%		0.35%		-24.04%
2007	17		$11.69		$203	2.68%		0.35%		2.72%
2006	2		$11.38		$21	(b)		0.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Van Kampen Equity and Income Portfolio -
Initial Class
2009	21,103	$9.11	to	$12.30	$240,779	1.87%	0.00%	to	1.95%	14.24%	to	25.89%
2008	23,075	$7.48	to	$10.03	$216,996	5.17%	0.00%	to	1.95%	-30.76%	to	-21.09%
2007	26,353	$11.95	to	$13.08	$325,269	2.45%	0.00%	to	1.95%	-1.13%	to	8.09%
2006	31,545	$11.77	to	$12.63	$378,557	1.93%	0.00%	to	1.95%	6.18%	to	12.67%
2005	31,676	$10.66	to	$11.21	$344,729	(a)	0.00%	to	1.50%		(a)
ING Van Kampen Equity and Income Portfolio -
Service Class
2009	4	$35.54	to	$36.27	$149	1.31%	1.00%	to	1.25%	20.84%	to	21.14%
2008	5	$29.41	to	$30.80	$157	5.22%	0.60%	to	1.25%	-24.51%	to	-24.03%
2007	5	$12.58	to	$40.54	$188	2.88%	0.60%	to	1.25%	2.02%	to	2.66%
2006	3	$12.33	to	$39.49	$90	2.00%	0.60%	to	1.25%	10.98%	to	11.31%
2005	-	$11.11	to	$34.76	$13	-	1.00%	to	1.25%	6.42%	to	6.69%
ING Growth and Income Fund - Class A
2009	9	$13.49	to	$13.64	$129	(e)	0.40%	to	1.55%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
ING Strategic Allocation Conservative Portfolio -
Class I
2009	1,943	$8.92	to	$19.06	$29,313	7.90%	0.00%	to	1.95%	15.62%	to	17.94%
2008	1,959	$7.64	to	$16.17	$25,840	4.38%	0.00%	to	1.95%	-25.08%	to	-23.58%
2007	2,130	$11.88	to	$21.16	$37,661	3.11%	0.00%	to	1.95%	4.12%	to	5.81%
2006	2,335	$11.41	to	$20.00	$39,520	2.61%	0.00%	to	1.95%	6.22%	to	8.40%
2005	4,513	$10.97	to	$18.82	$73,683	1.50%	0.00%	to	1.70%	3.09%	to	4.67%
ING Strategic Allocation Growth Portfolio - Class I
2009	4,155	$7.83	to	$18.80	$60,353	9.30%	0.00%	to	1.95%	22.80%	to	25.27%
2008	4,099	$6.30	to	$15.01	$48,875	2.56%	0.00%	to	1.95%	-37.31%	to	-26.13%
2007	4,414	$11.45	to	$23.47	$84,589	1.70%	0.00%	to	1.95%	-11.33%	to	5.05%
2006	4,732	$11.07	to	$22.35	$88,592	1.35%	0.00%	to	1.95%	11.01%	to	13.22%
2005	4,786	$11.29	to	$19.77	$81,185	1.18%	0.00%	to	1.70%	2.45%	to	6.19%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Strategic Allocation Moderate Portfolio - Class I
2009	3,969	$8.34	to	$18.68	$56,060	8.62%	0.00%	to	1.60%	19.91%	to	21.77%
2008	3,902	$6.91	to	$15.34	$46,525	3.19%	0.00%	to	1.60%	-31.57%	to	-30.47%
2007	4,075	$11.78	to	$22.07	$73,150	2.16%	0.00%	to	1.60%	3.82%	to	5.49%
2006	4,726	$11.34	to	$20.93	$82,807	1.80%	0.00%	to	1.60%	9.37%	to	11.21%
2005	2,405	$10.68	to	$18.45	$39,166	2.10%	0.00%	to	1.70%	2.19%	to	3.83%
ING Growth and Income Portfolio - Class A
2009	47		$8.62		$403	1.03%		0.35%		29.24%
2008	56		$6.67		$371	1.89%		0.35%		-38.18%
2007	15		$10.79		$158	(c)		0.35%			(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING Growth and Income Portfolio - Class I
2009	53,908	$7.88	to	$276.06	$1,084,132	1.44%	0.00%	to	1.95%	27.76%	to	30.30%
2008	59,428	$6.10	to	$213.96	$926,638	1.44%	0.00%	to	1.95%	-38.89%	to	-6.86%
2007	70,409	$10.98	to	$346.30	$1,758,568	1.34%	0.00%	to	1.95%	-29.85%	to	7.42%
2006	80,060	$10.30	to	$325.50	$1,940,188	1.15%	0.00%	to	1.95%	12.51%	to	14.17%
2005	91,075	$9.09	to	$287.09	$1,975,255	1.00%	0.00%	to	1.50%	6.51%	to	8.13%
ING Growth and Income Portfolio - Class S
2009	97	$8.59	to	$12.43	$884	1.68%	0.00%	to	1.50%	28.98%	to	29.55%
2008	46	$6.66	to	$6.70	$305	2.96%	0.30%	to	0.75%	-38.22%	to	-37.96%
2007	9	$10.78	to	$10.80	$101	(c)	0.30%	to	0.75%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
ING GET U.S. Core Portfolio - Series 5
2009	40		$10.54		$420	3.55%		1.75%		-0.09%
2008	46	$10.55	to	$10.56	$481	1.40%		1.75%		-8.97%
2007	57	$11.59	to	$11.60	$660	1.78%		1.75%		0.35%	to	0.43%
2006	59		$11.55		$685	1.94%		1.75%		9.27%
2005	61		$10.57		$645	0.89%		1.75%		0.96%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 6
2009	192	$10.32	to	$10.33	$1,981	2.09%		1.75%			-0.10%
2008	216	$10.33	to	$10.34	$2,235	1.82%		1.75%		-7.85%	to	-7.76%
2007	260	$11.20	to	$11.21	$2,918	2.25%		1.75%		1.45%	to	1.54%
2006	356	$11.04	to	$11.05	$3,931	2.33%		1.75%		8.55%	to	8.65%
2005	454		$10.17		$4,616	0.39%		1.75%			0.89%
ING GET U.S. Core Portfolio - Series 7
2009	165	$10.25	to	$10.63	$1,715	2.13%	1.00%	to	1.75%	-0.77%	to	0.00%
2008	195	$10.33	to	$10.63	$2,036	1.98%	1.00%	to	1.75%	-6.68%	to	-5.93%
2007	226	$11.06	to	$11.30	$2,516	2.37%	1.00%	to	1.75%	1.47%	to	2.26%
2006	325	$10.90	to	$11.05	$3,556	2.41%	1.00%	to	1.75%	8.35%	to	9.19%
2005	391	$10.06	to	$10.12	$3,939	0.05%	1.00%	to	1.75%	0.60%	to	1.10%
ING GET U.S. Core Portfolio - Series 8
2009	34	$10.29	to	$10.30	$350	2.31%		1.75%		0.10%	to	0.19%
2008	75	$10.28	to	$10.29	$774	1.95%		1.75%		-8.13%	to	-8.04%
2007	87	$11.18	to	$11.19	$969	1.94%		1.75%			1.82%
2006	137	$10.98	to	$10.99	$1,507	1.77%		1.75%		8.71%	to	8.81%
2005	154		$10.10		$1,556	(a)		1.75%			(a)
ING GET U.S. Core Portfolio - Series 9
2009	14		$10.25		$141	2.12%		1.75%			-0.19%
2008	14		$10.27		$142	1.96%		1.75%			-6.81%
2007	15		$11.02		$164	2.41%		1.75%		2.04%	to	2.13%
2006	16	$10.79	to	$10.80	$168	1.48%		1.75%			8.22%
2005	22	$9.97	to	$9.98	$220	(a)		1.75%			(a)
ING GET U.S. Core Portfolio - Series 10
2009	7		$10.08		$68	2.90%		1.75%			-2.61%
2008	7		$10.35		$70	2.74%		1.75%			-5.48%
2007	7		$10.95		$76	1.32%		1.75%			1.77%
2006	7		$10.76		$76	0.84%		1.75%			7.82%
2005	11		$9.98		$107	(a)		1.75%			(a)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 11
2009	3	$10.25	to	$10.26	$31	3.17%		1.75%		-2.57%	to	-2.47%
2008	3		$10.52		$32	2.53%		1.75%		-1.22%
2007	4		$10.65		$47	4.26%		1.75%		0.28%
2006	4		$10.62		$47	0.08%		1.75%		5.99%	to	6.09%
2005	8	$10.01	to	$10.02	$80	(a)	1.15%	to	1.25%		(a)
ING BlackRock Science and Technology
Opportunities Portfolio - Class I
2009	8,967	$4.33	to	$14.70	$42,053	-	0.00%	to	1.90%	49.80%	to	52.74%
2008	7,555	$2.88	to	$9.65	$23,396	-	0.00%	to	1.60%	-40.75%	to	-39.74%
2007	8,355	$4.86	to	$16.07	$42,834	-	0.00%	to	1.90%	17.02%	to	19.06%
2006	8,763	$4.14	to	$13.50	$37,594	-	0.00%	to	1.60%	5.60%	to	7.21%
2005	10,034	$3.92	to	$11.04	$40,552	-	0.00%	to	1.50%	10.06%	to	11.83%
ING Index Plus LargeCap Portfolio - Class I
2009	18,196	$7.27	to	$19.01	$283,441	3.01%	0.00%	to	1.95%	20.75%	to	23.20%
2008	19,363	$5.99	to	$15.43	$247,468	2.11%	0.00%	to	1.95%	-38.41%	to	-37.20%
2007	22,182	$9.68	to	$24.64	$469,092	1.25%	0.00%	to	1.95%	2.98%	to	5.00%
2006	26,449	$9.36	to	$23.55	$539,452	1.08%	0.00%	to	1.95%	12.29%	to	14.59%
2005	29,222	$11.05	to	$20.64	$532,133	1.22%	0.00%	to	1.85%	3.46%	to	5.37%
ING Index Plus LargeCap Portfolio - Class S
2009	40		$9.29		$375	2.57%		0.35%		22.56%
2008	43		$7.58		$325	1.52%		0.35%		-37.56%
2007	28		$12.14		$334	-		0.35%		4.39%
2006	1		$11.63		$7	(b)		0.35%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING Index Plus MidCap Portfolio - Class I
2009	14,483	$7.88	to	$22.05	$274,072	1.65%	0.00%	to	2.10%	28.97%	to	31.80%
2008	14,637	$6.03	to	$16.74	$212,512	1.44%	0.00%	to	2.10%	-38.76%	to	-37.58%
2007	16,185	$13.29	to	$26.82	$381,531	0.81%	0.00%	to	1.95%	3.51%	to	5.23%
2006	18,518	$12.68	to	$25.09	$421,728	0.62%	0.00%	to	1.95%	7.28%	to	9.43%
2005	19,654	$12.22	to	$23.22	$416,465	0.44%	0.00%	to	1.95%	9.08%	to	11.15%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Index Plus MidCap Portfolio - Class S
2009	49		$9.55		$472	1.09%		0.35%		31.00%
2008	36		$7.29		$260	1.33%		0.35%		-37.90%
2007	29		$11.74		$343	0.52%		0.35%		4.92%
2006	4		$11.19		$43	(b)		0.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING Index Plus SmallCap Portfolio - Class I
2009	7,647	$7.67	to	$15.83	$103,515	1.74%	0.00%	to	2.10%	22.25% to	24.85%
2008	7,836	$6.19	to	$12.68	$85,771	0.96%	0.00%	to	2.10%	-34.86% to	-33.54%
2007	9,070	$12.14	to	$19.08	$151,310	0.48%	0.00%	to	2.15%	-8.00% to	-6.48%
2006	10,525	$13.03	to	$20.09	$189,877	0.41%	0.00%	to	1.95%	11.75% to	13.78%
2005	11,258	$12.34	to	$17.88	$182,246	0.30%	0.00%	to	1.85%	5.65% to	7.65%
ING Index Plus SmallCap Portfolio - Class S
2009	14		$8.74		$122	1.11%		0.35%		23.97%
2008	8		$7.05		$58	-		0.35%		-33.86%
2007	8		$10.66		$90	-		0.35%		-6.82%
2006	5		$11.44		$52	(b)		0.35%		(b)
2005	(b)		(b)		(b)	(b)		(b)		(b)
ING International Index Portfolio - Class I
2009	2,401	$7.43	to	$13.44	$19,407	-	0.00%	to	1.60%	26.18% to	27.56%
2008	37	$5.92	to	$5.95	$220	(d)	0.30%	to	1.25%	(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
ING International Index Portfolio - Class S
2009	1		$12.80		$19	(e)		0.35%		(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Opportunistic Large Cap Portfolio - Class I
2009	5,673	$7.13	to	$17.81	$82,042	2.18%	0.00%	to	1.85%	13.01% to	15.15%
2008	3,555	$6.24	to	$15.47	$44,326	2.10%	0.00%	to	1.85%	-36.59% to	-35.65%
2007	4,155	$12.12	to	$24.08	$82,179	1.70%	0.00%	to	1.60%	1.40% to	3.00%
2006	4,980	$11.84	to	$23.34	$96,810	1.42%	0.00%	to	1.60%	14.29% to	16.06%
2005	5,822	$10.27	to	$20.11	$97,980	1.77%	0.00%	to	1.50%	5.44% to	7.03%
ING Russell™ Large Cap Growth Index Portfolio -
Class I
2009	221	$12.47	to	$12.76	$2,772	(e)	0.00%	to	1.50%	(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
ING Russell™ Large Cap Growth Index Portfolio -
Class S
2009	29	$12.15	to	$12.60	$353	(e)	0.00%	to	1.35%	(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
ING Russell™ Large Cap Index Portfolio - Class I
2009	1,190	$8.06	to	$8.27	$9,692	-	0.00%	to	1.60%	21.90% to	23.65%
2008	403	$6.62	to	$6.68	$2,675	(d)	0.00%	to	1.45%	(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
ING Russell™ Large Cap Value Index Portfolio -
Class I
2009	7	$11.85	to	$11.86	$79	(e)	1.15%	to	1.25%	(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Value Index Portfolio -
Class S
2009	165	$11.81	to	$11.92	$1,952	(e)	0.00%	to	1.50%	(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
ING Russell™ Mid Cap Growth Index Portfolio -
Class S
2009	237	$12.80	to	$12.92	$3,049	(e)	0.00%	to	1.50%	(e)
2008	(e)		(e)		(e)	(e)		(e)		(e)
2007	(e)		(e)		(e)	(e)		(e)		(e)
2006	(e)		(e)		(e)	(e)		(e)		(e)
2005	(e)		(e)		(e)	(e)		(e)		(e)
ING Russell™ Mid Cap Index Portfolio - Class I
2009	433	$8.15	to	$8.36	$3,562	-	0.00%	to	1.50%	38.41% to	40.27%
2008	224	$5.91	to	$5.96	$1,329	(d)	0.00%	to	1.25%	(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
ING Russell™ Small Cap Index Portfolio - Class I
2009	225	$8.65	to	$8.83	$1,962	-	0.25%	to	1.50%	24.78% to	26.32%
2008	91	$6.94	to	$6.99	$635	(d)	0.25%	to	1.40%	(d)
2007	(d)		(d)		(d)	(d)		(d)		(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
ING Small Company Portfolio - Class I
2009	5,202	$8.35	to	$27.77	$107,672	0.61%	0.00%	to	1.50%	25.65% to	27.62%
2008	5,178	$6.59	to	$21.76	$86,261	1.08%	0.00%	to	1.50%	-32.09% to	-31.10%
2007	5,336	$14.34	to	$31.63	$135,138	0.19%	0.00%	to	1.50%	4.29% to	5.90%
2006	6,886	$13.75	to	$29.99	$169,087	0.39%	0.00%	to	1.50%	15.06% to	16.80%
2005	7,440	$12.03	to	$25.78	$158,729	0.14%	0.00%	to	1.50%	8.64% to	10.28%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Small Company Portfolio - Class S
2009	11		$10.80		$118	0.92%		0.35%		26.76%
2008	12		$8.52		$100	1.07%		0.35%		-31.46%
2007	7		$12.43		$87	-		0.35%		5.34%
2006	1		$11.80		$11	(b)		0.35%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING U.S. Bond Index Portfolio - Class I
2009	368	$10.61	to	$10.87	$3,932	2.62%	0.00%	to	1.50%	4.32%	to	5.84%
2008	153	$10.17	to	$10.27	$1,559	(d)	0.00%	to	1.50%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
ING International Value Portfolio - Class I
2009	7,742	$7.16	to	$14.85	$105,099	1.56%	0.00%	to	1.70%	25.00%	to	27.22%
2008	7,918	$5.67	to	$11.79	$84,985	2.94%	0.00%	to	1.70%	-43.63%	to	-42.79%
2007	8,365	$16.66	to	$20.79	$158,131	1.78%	0.00%	to	1.55%	11.69%	to	13.15%
2006	7,376	$14.78	to	$18.51	$123,753	2.42%	0.30%	to	1.55%	27.45%	to	29.01%
2005	5,941	$12.35	to	$14.45	$78,444	2.43%	0.00%	to	1.55%	7.82%	to	9.15%
ING International Value Portfolio - Class S
2009	26		$10.88		$283	1.51%		0.35%		25.78%
2008	29		$8.65		$248	3.02%		0.35%		-42.52%
2007	32		$15.05		$480	1.48%		0.35%		12.65%
2006	5		$13.36		$60	(b)		0.35%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING MidCap Opportunities Portfolio - Class I
2009	998	$8.92	to	$14.17	$12,935	0.21%	0.00%	to	1.50%	39.29%	to	41.60%
2008	935	$6.36	to	$10.69	$8,648	-	0.00%	to	1.50%	-38.51%	to	-37.84%
2007	649	$14.57	to	$17.22	$9,758	-	0.20%	to	1.50%	23.79%	to	25.10%
2006	509	$11.77	to	$12.55	$6,141	-	0.40%	to	1.50%	6.21%	to	7.25%
2005	467	$11.08	to	$12.83	$5,277	-	0.50%	to	1.50%	0.87%	to	9.78%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MidCap Opportunities Portfolio - Class S
2009	23		$12.21		$276	-		0.35%		40.51%
2008	12		$8.69		$108	-		0.35%		-37.93%
2007	5		$14.00		$70	-		0.35%		25.00%
2006	-		$11.20		$3	(b)		0.35%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
ING SmallCap Opportunities Portfolio - Class I
2009	1,414	$7.92	to	$12.81	$11,898	-	0.00%	to	1.50%	28.99%	to	31.05%
2008	1,290	$6.14	to	$9.68	$8,367	-	0.00%	to	1.50%	-35.44%	to	-34.62%
2007	1,200	$9.51	to	$15.30	$11,915	-	0.20%	to	1.50%	8.44%	to	9.67%
2006	1,122	$8.77	to	$13.46	$10,191	-	0.40%	to	1.50%	10.87%	to	12.17%
2005	1,146	$7.91	to	$8.97	$9,331	-	0.40%	to	1.50%	1.86%	to	8.64%
ING SmallCap Opportunities Portfolio - Class S
2009	6		$10.68		$60	-		0.35%		30.24%
2008	6		$8.20		$47	-		0.35%		-34.82%
2007	1		$12.58		$17	-		0.35%		9.39%
2006	1		$11.50		$10	(b)		0.35%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
Janus Aspen Series Balanced Portfolio - Institutional
Shares
2009	8	$20.91	to	$33.21	$261	6.84%	0.50%	to	1.45%	24.06%	to	25.25%
2008	9	$16.64	to	$26.71	$236	2.32%	0.50%	to	1.45%	-17.06%	to	-16.23%
2007	13	$13.48	to	$32.14	$367	2.63%	0.30%	to	1.45%	8.96%	to	9.95%
2006	14	$12.22	to	$29.45	$394	1.90%	0.40%	to	1.45%	9.10%	to	10.17%
2005	20	$12.45	to	$26.93	$508	0.01%	0.50%	to	1.50%	6.38%	to	7.28%
Janus Aspen Series Enterprise Portfolio - Institutional
Shares
2009	14	$15.57	to	$25.35	$327	-	0.30%	to	1.50%	42.60%	to	44.34%
2008	15	$10.77	to	$17.72	$240	0.27%	0.30%	to	1.50%	-44.52%	to	-43.95%
2007	17	$19.37	to	$31.89	$490	0.21%	0.45%	to	1.45%	20.28%	to	21.49%
2006	19	$15.92	to	$26.46	$466	-	0.25%	to	1.45%	11.97%	to	13.37%
2005	22	$14.12	to	$23.58	$489	-	0.25%	to	1.50%	10.59%	to	11.99%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Janus Aspen Series Flexible Bond Portfolio -
Institutional Shares
2009	3	$17.63	to	$26.20	$62	5.00%	0.50%	to	1.50%	11.54%	to	12.63%
2008	5	$15.77	to	$23.44	$98	4.06%	0.50%	to	1.50%	4.71%	to	5.53%
2007	5	$15.06	to	$22.38	$99	4.67%	0.50%	to	1.25%	5.67%	to	6.47%
2006	6	$14.25	to	$21.18	$114	4.37%	0.50%	to	1.25%	2.97%	to	3.71%
2005	7	$14.34	to	$20.57	$146	0.02%	0.55%	to	1.25%	0.73%	to	1.39%
Janus Aspen Series Janus Portfolio - Institutional
Shares
2009	5	$8.02	to	$19.82	$84	-	0.50%	to	1.40%	34.49%	to	35.62%
2008	7	$8.17	to	$14.72	$75	0.89%	0.50%	to	1.40%	-40.58%	to	-40.01%
2007	7	$13.66	to	$25.03	$150	0.67%	0.50%	to	1.40%	13.50%	to	14.51%
2006	8	$11.96	to	$22.00	$148	0.43%	0.50%	to	1.40%	9.82%	to	10.86%
2005	11	$9.95	to	$18.49	$185	-	0.30%	to	1.40%	2.84%	to	3.90%
Janus Aspen Series Worldwide Portfolio - Institutional
Shares
2009	10	$10.30	to	$20.19	$172	1.23%	0.45%	to	1.50%	35.65%	to	37.13%
2008	12	$7.49	to	$14.85	$154	1.27%	0.45%	to	1.50%	-45.34%	to	-44.94%
2007	13	$13.70	to	$30.90	$317	0.90%	0.45%	to	1.25%	8.25%	to	9.18%
2006	15	$12.54	to	$28.51	$353	1.61%	0.45%	to	1.25%	16.74%	to	17.68%
2005	19	$10.68	to	$21.50	$381	-	0.30%	to	1.25%	4.57%	to	5.53%
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
2009	159	$7.19	to	$7.49	$1,162	0.77%	0.00%	to	1.50%	36.53%	to	38.19%
2008	73	$5.30	to	$5.42	$388	2.24%	0.00%	to	1.25%	-39.36%	to	-38.48%
2007	37	$8.74	to	$8.81	$326	(c)	0.00%	to	1.25%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
LKCM Aquinas Growth Fund
2009	27	$8.65	to	$10.34	$269	-	0.90%	to	1.05%	28.71%
2008	26		$8.01		$206	-		1.05%		-33.80%
2007	19		$12.10		$236	-		1.05%		0.08%
2006	17		$10.87		$183	(b)		0.90%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Loomis Sayles Small Cap Value Fund - Retail Class
2009	276	$9.04	to	$9.27	$2,518	0.18%	0.00%	to	1.50%	26.61%	to	28.19%
2008	126	$7.14	to	$7.20	$905	(d)	0.25%	to	1.50%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
Lord Abbett Mid-Cap Value Fund, Inc. - Class A
2009	96	$10.13	to	$12.70	$1,054	0.67%	0.60%	to	1.90%	24.29%	to	25.89%
2008	85	$8.15	to	$10.13	$739	1.80%	0.55%	to	1.90%	-40.51%	to	-39.78%
2007	87	$13.80	to	$16.89	$1,257	0.51%	0.50%	to	1.75%	-1.15%	to	0.07%
2006	75	$13.96	to	$16.97	$1,081	0.56%	0.50%	to	1.75%	10.36%	to	11.81%
2005	63	$12.65	to	$15.26	$818	0.54%	0.50%	to	1.75%	6.47%	to	7.65%
Lord Abbett Small-Cap Value Fund - Class A
2009	88	$14.56	to	$15.49	$1,330	-	0.60%	to	1.65%	27.72%	to	28.98%
2008	91	$11.40	to	$12.03	$1,074	0.22%	0.55%	to	1.65%	-32.18%	to	-31.45%
2007	96	$16.81	to	$17.52	$1,648	0.13%	0.60%	to	1.65%	8.59%	to	9.68%
2006	88	$15.44	to	$15.91	$1,379	-	0.70%	to	1.75%	18.40%	to	19.56%
2005	74	$13.04	to	$13.31	$980	-	0.70%	to	1.75%	11.41%	to	12.42%
Lord Abbett Series Fund - Mid-Cap Value Portfolio -
Class VC
2009	7,527	$7.18	to	$13.99	$88,200	0.47%	0.00%	to	1.50%	24.74%	to	26.56%
2008	8,061	$5.71	to	$11.16	$75,150	1.22%	0.00%	to	1.50%	-40.23%	to	-39.51%
2007	9,441	$12.71	to	$18.59	$146,234	0.44%	0.20%	to	1.50%	-0.95%	to	0.38%
2006	10,067	$12.72	to	$18.67	$156,234	0.50%	0.25%	to	1.50%	10.54%	to	11.88%
2005	10,499	$12.93	to	$16.80	$147,309	0.51%	0.30%	to	1.50%	6.67%	to	7.94%
Massachusetts Investors Growth Stock Fund - Class A
2009	26	$10.93	to	$11.29	$297	0.30%	0.65%	to	1.20%	38.71%	to	39.56%
2008	46	$7.88	to	$8.09	$364	0.36%	0.65%	to	1.20%	-37.66%	to	-37.38%
2007	58	$12.55	to	$12.92	$737	0.45%	0.65%	to	1.40%	10.10%	to	10.59%
2006	52	$11.38	to	$11.61	$596	-	0.80%	to	1.50%	6.37%	to	6.61%
2005	39	$10.79	to	$10.89	$421	(f)	0.80%	to	1.30%		(f)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Morgan Stanley U.S. Small Cap Value Portfolio -
Class I
2009	181		$9.66		$1,746	-		-		30.54%
2008	114		$7.40		$841	(d)		-			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
Neuberger Berman Socially Responsive Fund® -
Trust Class
2009	424	$8.71	to	$9.22	$3,772	0.44%	0.00%	to	1.70%	28.30%	to	30.41%
2008	318	$6.12	to	$7.07	$2,187	0.72%	0.00%	to	1.60%	-39.86%	to	-39.08%
2007	175	$11.28	to	$11.54	$1,985	0.80%	0.25%	to	1.55%	5.62%	to	6.79%
2006	48	$10.68	to	$10.77	$519	(b)	0.40%	to	1.50%		(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
New Perspective Fund®, Inc. - Class R-3
2009	272	$13.29	to	$14.56	$3,881	1.16%	0.00%	to	1.55%	35.19%	to	37.10%
2008	254	$9.89	to	$10.62	$2,657	1.79%	0.00%	to	1.45%	-38.99%	to	-38.08%
2007	238	$16.21	to	$17.15	$4,038	2.44%	0.00%	to	1.45%	14.34%	to	15.34%
2006	83	$14.18	to	$14.75	$1,204	1.64%	0.20%	to	1.55%	18.17%	to	19.17%
2005	40	$12.16	to	$12.36	$486	1.45%	0.25%	to	1.10%	9.98%	to	10.56%
New Perspective Fund®, Inc. - Class R-4
2009	4,201	$8.34	to	$15.07	$59,419	1.48%	0.00%	to	1.50%	35.41%	to	37.52%
2008	3,763	$6.11	to	$10.97	$39,040	2.60%	0.00%	to	1.50%	-38.80%	to	-37.81%
2007	2,456	$15.58	to	$17.64	$41,461	2.12%	0.00%	to	1.50%	14.23%	to	15.56%
2006	1,896	$13.57	to	$15.13	$27,925	1.55%	0.30%	to	1.50%	18.09%	to	19.46%
2005	1,760	$11.44	to	$12.78	$22,033	1.87%	0.00%	to	1.50%	9.56%	to	10.64%
Oppenheimer Capital Appreciation Fund - Class A
2009	55	$9.46	to	$10.03	$538	-	0.55%	to	1.55%	41.41%	to	42.67%
2008	53	$6.69	to	$7.03	$363	-	0.55%	to	1.55%	-46.74%	to	-46.17%
2007	47	$12.56	to	$13.06	$597	-	0.55%	to	1.55%	12.19%	to	13.17%
2006	36	$11.24	to	$11.54	$414	-	0.55%	to	1.45%	6.62%	to	6.79%
2005	30	$10.65	to	$10.76	$316	0.75%	0.70%	to	1.25%	3.40%	to	3.96%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Developing Markets Fund - Class A
2009	4,581	$9.22	to	$67.99	$241,957	0.54%	0.00%	to	1.95%	78.72%	to	81.84%
2008	3,873	$5.11	to	$37.41	$114,355	1.45%	0.00%	to	1.65%	-48.87%	to	-48.03%
2007	4,018	$23.12	to	$71.98	$230,998	0.96%	0.00%	to	1.95%	31.54%	to	33.43%
2006	3,743	$17.39	to	$52.76	$163,882	1.30%	0.30%	to	1.75%	23.14%	to	24.56%
2005	3,268	$17.98	to	$41.82	$115,468	1.74%	0.50%	to	1.65%	38.95%	to	40.45%
Oppenheimer Global Securities/VA
2009	13	$12.41	to	$22.16	$273	2.31%	0.50%	to	1.80%	37.28%	to	39.11%
2008	17	$9.06	to	$15.97	$247	1.70%	0.45%	to	1.75%	-41.25%	to	-40.45%
2007	23	$15.42	to	$26.82	$578	1.49%	0.45%	to	1.75%	4.87%	to	5.84%
2006	32	$14.74	to	$25.34	$765	1.02%	0.45%	to	1.80%	16.01%	to	17.15%
2005	35	$12.74	to	$21.63	$711	2.11%	0.45%	to	1.85%	12.61%	to	13.78%
Oppenheimer Main Street Fund®/VA
2009	9	$7.57	to	$8.56	$72	1.48%	1.25%	to	1.50%	26.38%	to	26.63%
2008	10	$5.99	to	$6.76	$63	1.12%	1.25%	to	1.50%	-39.37%	to	-39.21%
2007	11	$9.88	to	$11.12	$115	0.84%	1.25%	to	1.50%	2.92%	to	3.15%
2006	13	$9.60	to	$10.78	$123	1.67%	1.25%	to	1.50%	13.34%	to	13.59%
2005	-		-		$41	-		-			-
Oppenheimer Main Street Small Cap Fund®/VA
2009	737	$7.97	to	$12.48	$8,067	0.75%	0.00%	to	1.50%	35.19%	to	37.31%
2008	578	$5.85	to	$9.19	$4,655	0.52%	0.00%	to	1.50%	-38.76%	to	-38.01%
2007	531	$12.90	to	$14.92	$6,971	0.31%	0.25%	to	1.50%	-2.71%	to	-1.48%
2006	351	$13.26	to	$15.26	$4,722	0.10%	0.30%	to	1.50%	13.33%	to	14.43%
2005	89	$11.70	to	$13.40	$1,052	2.38%	0.50%	to	1.50%	8.62%
Oppenheimer MidCap Fund/VA
2009	3	$3.61	to	$7.21	$15	-	1.25%	to	1.50%	30.80%	to	31.09%
2008	4	$2.76	to	$5.50	$13	-	1.25%	to	1.50%	-49.91%	to	-49.73%
2007	4	$5.51	to	$10.94	$31	-	1.25%	to	1.50%	4.99%
2006	-		$10.42		$1	-		1.25%		1.66%
2005	-		-		$3	-		-			-

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Strategic Bond Fund/VA
2009	6	$15.86	to	$17.63	$104	0.96%	0.55%	to	1.45%	17.13%	to	18.24%
2008	7	$13.54	to	$14.99	$105	5.22%	0.50%	to	1.45%	-15.43%	to	-14.70%
2007	7	$16.01	to	$17.48	$125	3.94%	0.55%	to	1.45%	8.10%	to	9.11%
2006	8	$14.81	to	$16.02	$128	3.91%	0.55%	to	1.45%	5.94%	to	6.87%
2005	11	$13.98	to	$15.10	$154	9.58%	0.45%	to	1.45%	1.16%	to	2.17%
Pax World Balanced Fund
2009	4,954	$8.30	to	$11.98	$54,186	1.67%	0.00%	to	1.65%	19.28%	to	21.42%
2008	4,896	$6.89	to	$9.87	$44,509	1.99%	0.00%	to	1.75%	-31.93%	to	-30.74%
2007	4,498	$12.75	to	$14.25	$59,458	1.79%	0.00%	to	1.75%	7.49%	to	9.16%
2006	4,112	$11.83	to	$12.90	$50,097	1.66%	0.30%	to	1.75%	9.03%	to	10.07%
2005	4,818	$10.85	to	$11.76	$54,353	1.65%	0.00%	to	1.65%	3.72%	to	4.87%
PIMCO Real Return Portfolio - Administrative Class
2009	8,873	$11.20	to	$13.61	$112,730	2.96%	0.00%	to	1.65%	16.42%	to	18.41%
2008	6,215	$9.53	to	$11.50	$67,423	4.31%	0.00%	to	1.65%	-8.45%	to	-7.03%
2007	2,861	$10.72	to	$12.37	$34,027	4.42%	0.00%	to	1.50%	8.91%	to	10.55%
2006	2,338	$10.15	to	$11.19	$25,436	4.36%	0.00%	to	1.50%	-0.74%	to	0.36%
2005	2,096	$10.52	to	$11.10	$22,843	3.20%	0.40%	to	1.50%	0.56%	to	1.48%
Pioneer High Yield Fund - Class A
2009	373	$11.60	to	$12.86	$4,675	6.97%	0.20%	to	1.95%	59.16%	to	61.76%
2008	328	$7.37	to	$7.95	$2,557	7.36%	0.20%	to	1.75%	-38.07%	to	-37.15%
2007	273	$11.81	to	$12.65	$3,394	4.89%	0.20%	to	1.95%	5.03%	to	6.37%
2006	161	$11.33	to	$11.78	$1,880	4.89%	0.40%	to	1.75%	8.63%	to	10.10%
2005	70	$10.43	to	$10.69	$742	4.75%	0.45%	to	1.75%	0.67%	to	1.72%
Pioneer Emerging Markets VCT Portfolio - Class I
2009	3,007	$7.13	to	$9.37	$27,443	1.14%	0.00%	to	1.70%	71.95%	to	74.81%
2008	2,224	$4.12	to	$5.36	$11,735	0.43%	0.00%	to	1.55%	-58.85%	to	-58.26%
2007	2,280	$12.71	to	$12.84	$29,074	(c)	0.00%	to	1.50%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Pioneer High Yield VCT Portfolio - Class I
2009	1,618	$10.08	to	$13.03	$19,842	7.77%	0.00%	to	1.50%	57.99%	to	60.47%
2008	1,510	$6.35	to	$8.12	$11,678	9.26%	0.00%	to	1.50%	-36.41%	to	-35.58%
2007	1,598	$11.89	to	$12.45	$19,319	5.55%	0.25%	to	1.50%	3.99%	to	5.36%
2006	1,065	$11.36	to	$11.75	$12,297	5.72%	0.40%	to	1.50%	6.92%	to	8.10%
2005	646	$10.67	to	$10.94	$6,949	5.69%	0.00%	to	1.50%	0.38%	to	1.31%
Premier VIT OpCap Mid Cap Portfolio - Class I
2009	936	$7.66	to	$7.99	$7,301	0.63%	0.00%	to	1.60%	36.65%	to	38.72%
2008	437	$5.62	to	$5.76	$2,476	0.42%	0.00%	to	1.50%	-42.54%	to	-41.83%
2007	40	$9.78	to	$9.85	$393	(c)	0.30%	to	1.50%		(c)
2006	(c)		(c)		(c)	(c)		(c)			(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
RiverSource® Diversified Equity Income Fund -
Class R-3
2009	30	$7.74	to	$7.85	$233	(e)	0.25%	to	1.10%		(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
RiverSource® Diversified Equity Income Fund -
Class R-4
2009	413	$7.73	to	$7.92	$3,222	2.01%	0.00%	to	1.50%	25.49%	to	27.05%
2008	237	$6.16	to	$6.21	$1,464	(d)	0.25%	to	1.50%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
SMALLCAP World Fund® - Class R-4
2009	325	$8.23	to	$8.44	$2,698	1.34%	0.00%	to	1.50%	51.29%	to	53.28%
2008	80	$5.44	to	$5.48	$434	(d)	0.25%	to	1.50%		(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
T. Rowe Price Mid-Cap Value Fund - R Class
2009	73	$13.23	to	$14.20	$999	0.82%	0.10%	to	1.30%	44.12%	to	45.46%
2008	74	$9.16	to	$9.62	$699	0.47%	0.35%	to	1.35%	-35.71%	to	-35.09%
2007	68	$14.14	to	$14.82	$991	1.80%	0.35%	to	1.55%	-1.39%	to	-0.20%
2006	69	$14.34	to	$14.85	$1,010	0.61%	0.35%	to	1.55%	18.15%	to	19.08%
2005	63	$12.20	to	$12.42	$775	0.29%	0.50%	to	1.45%	5.72%	to	6.70%
T. Rowe Price Value Fund - Advisor Class
2009	12		$9.21		$109	2.61%		1.00%		35.64%
2008	6		$6.79		$44	1.90%		1.00%		-40.44%
2007	5		$11.40		$61	2.20%		1.00%		-0.44%
2006	3		$11.45		$30	(b)		1.00%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)
Templeton Foreign Fund - Class A
2009	84	$13.06	to	$14.02	$1,146	1.77%	0.55%	to	1.75%	47.07%	to	48.99%
2008	71	$8.88	to	$9.41	$658	3.00%	0.55%	to	1.75%	-46.99%	to	-46.40%
2007	82	$16.75	to	$17.56	$1,410	1.84%	0.55%	to	1.75%	15.20%	to	16.60%
2006	59	$14.54	to	$15.06	$876	2.28%	0.55%	to	1.75%	18.01%	to	19.06%
2005	51	$12.36	to	$12.59	$637	1.84%	0.70%	to	1.65%	8.80%	to	9.86%
Templeton Global Bond Fund - Class A
2009	8,132	$12.49	to	$27.54	$155,610	4.38%	0.00%	to	1.50%	17.11%	to	18.86%
2008	6,885	$10.59	to	$23.17	$110,722	9.04%	0.00%	to	1.50%	4.73%	to	6.28%
2007	4,997	$12.26	to	$21.80	$72,664	7.52%	0.00%	to	1.50%	9.14%	to	10.83%
2006	2,522	$11.13	to	$19.67	$33,054	5.57%	0.00%	to	1.50%	11.73%	to	12.85%
2005	1,327	$11.07	to	$16.96	$15,341	5.36%	0.50%	to	1.50%	-3.59%	to	-4.49%
Van Kampen Small Cap Value Fund - Class A
2009	6		$12.91		$72	(e)		0.45%			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Diversified Value Portfolio
2009	7	$11.18	to	$11.87	$84	3.66%	0.95%	to	2.00%	25.74%
2008	9	$9.01	to	$9.44	$80	3.09%	0.95%	to	1.95%	-37.34% to	-36.73%
2007	8	$14.38	to	$14.92	$114	1.87%	0.95%	to	1.95%	2.97%
2006	7	$14.09	to	$14.49	$100	(g)	0.95%	to	2.00%	(g)
2005	5	$12.09	to	$12.25	$63	(a)	1.25%	to	2.05%	(a)
Equity Income Portfolio
2009	20	$10.71	to	$11.27	$225	4.10%	1.10%	to	2.00%	15.20% to	15.47%
2008	17	$9.38	to	$9.76	$165	3.84%	1.10%	to	1.95%	-32.23% to	-31.65%
2007	21	$13.84	to	$14.28	$304	2.23%	1.10%	to	1.95%	3.40%
2006	17	$13.48	to	$13.81	$235	1.93%	1.10%	to	2.00%	19.36%
2005	21	$11.39	to	$11.57	$240	2.23%	1.10%	to	2.05%	2.41% to	3.03%
Small Company Growth Portfolio
2009	9	$10.31	to	$10.94	$93	1.27%	0.95%	to	2.00%	37.60% to	37.96%
2008	8	$7.57	to	$7.93	$64	-	0.95%	to	1.95%	-40.63% to	-40.02%
2007	7	$12.75	to	$13.22	$86	-	0.95%	to	1.95%	2.80%
2006	1	$12.51	to	$12.86	$18	(g)	0.95%	to	2.00%	(g)
2005	-	$11.57	to	$11.72	-	(a)	1.25%	to	2.05%	(a)
Wanger International
2009	1,714	$7.59	to	$8.61	$14,434	3.47%	0.00%	to	1.55%	47.42% to	49.80%
2008	1,203	$5.11	to	$5.75	$6,819	1.00%	0.00%	to	1.50%	-46.37% to	-45.60%
2007	916	$10.46	to	$10.57	$9,623	(c)	0.00%	to	1.50%	(c)
2006	(c)		(c)		(c)	(c)		(c)		(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
Wanger Select
2009	5,121	$7.92	to	$14.09	$68,682	-	0.00%	to	1.50%	63.80% to	66.19%
2008	4,338	$4.80	to	$8.48	$35,288	-	0.00%	to	1.50%	-49.84% to	-49.04%
2007	4,150	$15.70	to	$16.65	$66,892	-	0.00%	to	1.50%	7.73% to	9.02%
2006	1,756	$14.45	to	$15.37	$26,052	0.25%	0.15%	to	1.50%	17.90% to	19.00%
2005	559	$12.40	to	$12.94	$6,985	-	0.60%	to	1.50%	8.87% to	9.69%

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wanger USA
2009	2,016	$8.22	to	$13.36	$24,191	-	0.00%	to	1.50%	40.12%	to	42.34%
2008	1,727	$5.83	to	$8.89	$14,699	-	0.00%	to	1.50%	-40.59%	to	-37.59%
2007	1,512	$13.11	to	$14.89	$21,526	-	0.05%	to	1.50%	-0.63%	to	4.86%
2006	1,254	$12.52	to	$14.27	$17,111	0.22%	0.15%	to	1.50%	6.31%	to	7.30%
2005	725	$12.66	to	$13.34	$9,257	-	0.00%	to	1.50%	9.61%	to	10.66%
Washington Mutual Investors FundSM, Inc. -
Class R-3
2009	406	$9.80	to	$10.73	$4,173	2.80%	0.00%	to	1.55%	16.81%	to	18.56%
2008	448	$8.39	to	$9.05	$3,911	2.30%	0.00%	to	1.55%	-34.35%	to	-33.31%
2007	395	$12.78	to	$13.57	$5,204	1.77%	0.00%	to	1.55%	2.08%	to	3.38%
2006	301	$12.52	to	$13.02	$3,858	1.62%	0.20%	to	1.55%	15.82%	to	17.24%
2005	198	$10.81	to	$11.09	$2,177	1.64%	0.25%	to	1.55%	1.78%	to	2.88%
Washington Mutual Investors FundSM, Inc. - Class R-4
2009	7,276	$7.59	to	$11.00	$74,999	3.08%	0.00%	to	1.50%	17.25%	to	18.92%
2008	6,960	$6.43	to	$9.25	$60,944	2.56%	0.00%	to	1.50%	-34.15%	to	-33.33%
2007	6,883	$12.73	to	$13.71	$91,248	1.97%	0.25%	to	1.50%	2.34%	to	3.56%
2006	6,828	$12.38	to	$13.21	$88,156	1.90%	0.30%	to	1.50%	16.17%	to	17.48%
2005	5,985	$10.60	to	$11.29	$66,271	2.09%	0.40%	to	1.50%	1.94%	to	2.95%
Wells Fargo Advantage Small Cap Value Fund - Class A
2009	8		$10.71		$88	-		1.00%		50.42%
2008	7		$7.12		$46	-		1.00%		-39.04%
2007	4		$11.68		$47	-		1.00%		9.16%
2006	2		$10.70		$21	(b)		1.00%			(b)
2005	(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

(a)	As this investment Division was not available until 2005, this data is not meaningful and therefore is not presented
(b)	As this investment Division was not available until 2006, this data is not meaningful and therefore is not presented
(c)	As this investment Division was not available until 2007, this data is not meaningful and therefore is not presented
(d)	As this investment Division was not available until 2008, this data is not meaningful and therefore is not presented
(e)	As this investment Division was not available until 2009, this data is not meaningful and therefore is not presented
(f)	As this investment Division is wholly comprised of new contract bands at December 31, 2005, this data is not meaningful and therefore is not presented
(g)	As this investment Division is wholly comprised of new contract bands at December 31, 2006, this data is not meaningful and therefore is not presented
(h)	As this investment Division is wholly comprised of new contract bands at December 31, 2007, this data is not meaningful and therefore is not presented
(i)	As this investment Division is wholly comprised of new contract bands at December 31, 2009, this data is not meaningful and therefore is not presented
A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
*	Includes units for annuity contracts in payout beginning in 2006.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2009, 2008, and 2007	C-3

Consolidated Balance Sheets as of
December 31, 2009 and 2008	C-4

Consolidated Statements of Changes in Shareholder's Equity
For the years ended December 31, 2009, 2008, and 2007	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2009, 2008, and 2007	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2009 and 2008, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 2009 the Company changed its method of accounting for the recognition and presentation of other-than-temporary impairments.

/s/	Ernst & Young LLP

Atlanta, Georgia

March 31, 2010,

except for Note 2, as to which the date is

  April 5, 2010

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations
(In millions)

	Year Ended December 31,
	2009	2008	2007
Revenue:
Net investment income	$1,253.7	$1,083.7	$1,054.7
Fee income	533.8	612.9	769.9
Premiums	35.0	46.9	46.8
Broker-dealer commission revenue	275.3	622.5	568.4
Net realized capital gains (losses):
Total other-than-temporary impairment losses	(442.0)	(1,052.5)	(76.0)
Portion of other-than-temporary impairment
losses recognized in Other comprehensive
income (loss)	47.5	-	-
Net other-than-temporary impairments
recognized in earnings	(394.5)	(1,052.5)	(76.0)
Other net realized capital gains	162.4	399.4	48.4
Total net realized capital losses	(232.1)	(653.1)	(27.6)
Other income	16.4	21.3	20.3
Total revenue	1,882.1	1,734.2	2,432.5
Benefits and expenses:
Interest credited and other benefits
to contractowners	522.6	1,432.4	802.8
Operating expenses	597.6	687.5	652.2
Broker-dealer commission expense	275.3	622.5	568.4
Net amortization of deferred policy acquisition
cost and value of business acquired	79.6	128.9	129.2
Interest expense	3.5	1.4	5.5
Total benefits and expenses	1,478.6	2,872.7	2,158.1
Income (loss) before income taxes	403.5	(1,138.5)	274.4
Income tax expense (benefit)	49.6	(108.3)	56.0
Net income (loss)	$353.9	$(1,030.2)	$218.4

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets
(In millions, except share data)

	As of December 31,
	2009	2008

Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $15,038.2 at 2009 and $14,544.3at 2008)	$15,185.5	$13,157.7
Equity securities, available-for-sale, at fair value
(cost of $175.1 at 2009 and $247.7 at 2008)	187.9	240.3
Short-term investments	535.5	41.9
Mortgage loans on real estate	1,874.5	2,107.8
Policy loans	254.7	267.8
Loan-Dutch State obligation	674.1	-
Limited partnerships/corporations	426.2	513.9
Derivatives	129.0	235.2
Securities pledged (amortized cost of $483.7 at 2009 and $1,248.8 at 2008)	469.8	1,319.9
Total investments	19,737.2	17,884.5
Cash and cash equivalents	243.3	203.5
Short-term investments under securities loan agreement,
including collateral delivered	351.0	483.9
Accrued investment income	217.2	205.8
Receivables for securities sold	3.1	5.5
Reinsurance recoverable	2,426.3	2,505.6
Deferred policy acquisition costs	901.8	865.5
Value of business acquired	991.5	1,832.5
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	287.2	-
Due from affiliates	49.1	13.8
Current income tax recoverable	23.9	38.6
Property and equipment	90.8	114.7
Other assets	100.8	233.3
Assets held in separate accounts	41,369.8	35,927.7
Total assets	$66,968.0	$60,489.9

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets
(In millions, except share data)

	As of December 31,
	2009	2008

Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$21,115.0	$20,782.1
Payables for securities purchased	18.4	1.6
Payables under securities loan agreement, including collateral held	351.0	488.3
Notes payable	4.9	17.9
Borrowed money	0.1	615.3
Due to affiliates	159.9	116.7
Deferred income taxes	351.2	101.1
Other liabilities	693.6	874.7
Liabilities related to separate accounts	41,369.8	35,927.7
Total liabilities	64,063.9	58,925.4

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,528.2	4,161.3
Accumulated other comprehensive loss	(15.0)	(482.1)
Retained earnings (deficit)	(1,611.9)	(2,117.5)
Total shareholder's equity	2,904.1	1,564.5
Total liabilities and shareholder's equity	$66,968.0	$60,489.9

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2007	$2.8	$4,299.5	$(14.0)	$(1,305.7)	$2,982.6
Comprehensive income:
Net income	-	-	-	218.4	218.4
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(27.7) pretax), including
tax valuation allowance of $(6.4)	-	-	(24.4)	-	(24.4)
Pension liability ($7.1 pretax)	-	-	4.6	-	4.6
Total comprehensive income					198.6
Dividends paid	-	(145.0)	-	-	(145.0)
Employee share-based payments	-	4.8	-	-	4.8
Balance at December 31, 2007	2.8	4,159.3	(33.8)	(1,087.3)	3,041.0
Comprehensive loss:
Net loss	-	-	-	(1,030.2)	(1,030.2)
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($(635.4) pretax), including
tax valuation allowance of $6.4	-	-	(435.3)	-	(435.3)
Pension liability ($18.7 pretax)	-	-	(13.0)	-	(13.0)
Total comprehensive loss					(1,478.5)
Employee share-based payments	-	2.0	-	-	2.0
Balance at December 31, 2008	2.8	4,161.3	(482.1)	(2,117.5)	1,564.5
Cumulative effect of change in accounting
principle, net of DAC and tax	-	-	(151.7)	151.7	-
Comprehensive loss:
Net income	-	-	-	353.9	353.9
Other comprehensive loss, net of tax:
Change in net unrealized capital gains (losses)
on securities ($879.0 pretax), including
change in tax valuation allowance of $(54.1)	-	-	656.2	-	656.2
Portion of other-than-temporary impairment
losses recognized in other comprehensive
income (loss) ($(47.5) pretax), including
increase in tax valuation allowance of $16.1	-	-	(47.5)	-	(47.5)
Change in other-than-temporary impairment
losses recognized in other comprehensive
income (loss) ($0.8 pretax), including
decrease in tax valuation allowance of $(0.3)	-	-	0.8	-	0.8
Pension liability ($14.3 pretax)	-	-	9.3	-	9.3
Total comprehensive loss					972.7
Capital contribution	-	365.0	-	-	365.0
Employee share-based payments	-	1.9	-	-	1.9
Balance at December 31, 2009	$2.8	$4,528.2	$(15.0)	$(1,611.9)	$2,904.1

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows
(In millions)

	Year Ended December 31,
	2009	2008	2007
Cash Flows from Operating Activities:
Net income (loss)	$353.9	$(1,030.2)	$218.4
Adjustments to reconcile net income (loss) to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired, and sales inducements	(152.8)	(205.1)	(193.4)
Net amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	83.3	128.3	133.9
Net accretion/decretion of discount/premium	45.4	87.1	72.7
Future policy benefits, claims reserves, and
interest credited	398.2	1,296.8	579.6
Provision for deferred income taxes	36.7	25.3	30.4
Net realized capital gains	232.1	653.1	27.6
Depreciation	10.4	56.7	18.2
Change in:
Accrued investment income	(11.4)	(37.5)	12.1
Reinsurance recoverable	79.3	88.8	121.0
Other receivable and assets accruals	130.9	(115.3)	(37.0)
Due to/from affiliates	7.9	(17.2)	46.4
Other payables and accruals	46.0	(120.3)	17.8
Other, net	(110.6)	(44.0)	(16.4)
Net cash provided by operating activities	1,149.3	766.5	1,031.3
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	5,864.2	9,039.7	10,235.6
Equity securities, available-for-sale	99.4	135.0	113.8
Mortgage loans on real estate	308.7	146.5	205.4
Limited partnerships/corporations	116.2	510.1	32.6
Derivatives	25.3	175.0	44.4
Acquisition of:
Fixed maturities, available-for-sale	(6,215.4)	(11,593.4)	(8,425.5)
Equity securities, available-for-sale	(25.2)	(54.8)	(243.9)
Mortgage loans on real estate	(87.2)	(168.0)	(415.1)
Limited partnerships/corporations	(49.3)	(428.6)	(312.1)
Derivatives	(196.1)	(122.4)	(12.2)
Policy loans, net	13.1	5.6	(4.5)
Short-term investments, net	(492.7)	126.7	(163.3)
Loan-Dutch State obligation, net	124.8	-	-
Sales (purchases) of fixed assets, net	13.5	(24.0)	(90.5)
Collateral (delivered) held, net	(4.4)	23.2	(18.8)
Net cash (used in) provided by investing activities	(505.1)	(2,229.4)	945.9

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries
(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows
(In millions)

	Year Ended December 31,
	2009	2008	2007
Cash Flows from Financing Activities:
Deposits received for investment contracts	2,069.6	3,836.4	1,600.0
Maturities and withdrawals from investment contracts	(2,123.6)	(2,312.2)	(3,451.2)
Short-term (repayments) loans to (from) affiliates	(300.2)	13.0	45.0
Short-term repayments of repurchase agreements, net	(615.2)	(123.1)	(94.8)
Notes payable	-	-	9.9
Dividends to Parent	-	-	(145.0)
Contribution of capital	365.0	-	-
Net cash (used in) provided by financing activities	(604.4)	1,414.1	(2,036.1)
Net increase (decrease) in cash and cash equivalents	39.8	(48.8)	(58.9)
Cash and cash equivalents, beginning of year	203.5	252.3	311.2
Cash and cash equivalents, end of year	$243.3	$203.5	$252.3
Supplemental cash flow information:
Income taxes paid (received), net	$13.7	$(44.1)	$45.1
Interest paid	$4.8	$23.6	$44.6
Non-cash transfer: Loan-Dutch State obligation	$798.9	$-	$-

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in all states and the District of Columbia.

The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”) and Directed Services LLC (“DSL”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in the Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On May 11, 2006, ILIAC organized Northfield Windsor LLC (“NWL”) as a wholly-owned subsidiary for the purpose of purchasing, constructing, developing, leasing, and managing a new corporate office facility to be located at One Orange Way, Windsor, Connecticut (the “Windsor Property”). Effective October 1, 2007, the principal executive office of ILIAC was changed to One Orange Way, Windsor, Connecticut. On October 31, 2007, ILIAC’s subsidiary, NWL merged with and into ILIAC. As of the merger date, NWL ceased to exist, and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC’s consolidated results of operations and financial position, as NWL was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented since its formation.

As part of a restructuring plan approved by the European Commission (“EC”), ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans and related services. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers pension and retirement savings plan administrative services.

The Company has one operating segment.

Recently Adopted Accounting Standards

Measuring the Fair Value of Certain Alternative Investments

In September 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2009-12, “Fair Value Measurements and Disclosures (ASC Topic 820): Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2009-12”), which allows the use of net asset value to estimate the fair value of certain alternative investments, such as interests in hedge funds, private equity funds, real estate funds, venture capital funds, offshore fund vehicles, and funds of funds. In addition, ASU 2009-12 requires disclosures about the attributes of such investments.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The provisions of ASU 2009-12 were adopted by the Company on December 31, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company under US GAAP. The disclosure provisions required by ASU 2009-12 are presented in the Investments footnote to these consolidated financial statements.

Measuring Liabilities at Fair Value

In August 2009, the FASB issued ASU 2009-05, “Fair Value Measurements and Disclosures (ASC Topic 820): Measuring Liabilities at Fair Value” (“ASU 2009-05”), which clarifies that in circumstances where a quoted price in an active market for an identical liability is not available, one of the following techniques should be used to measure a liability’s fair value:

▪	The quoted price of the identical liability when traded as an asset; or
▪	Quoted prices for similar liabilities or similar liabilities traded as assets; or
▪	Another valuation technique consistent with the principles of ASC Topic 820, such as the income approach or a market approach.

ASU 2009-05 also clarifies that restrictions preventing the transfer of a liability should not be considered as an adjustment in the measurement of its fair value.

The provisions of ASU 2009-05 were adopted by the Company on December 31, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company under US GAAP.

FASB Accounting Standards Codification

In June 2009, the FASB issued ASU 2009-01, “Topic 105 - Generally Accepted Accounting Principles: amendments based on Statement of Financial Accounting Standards No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles (“ASU 2009-01”), which confirms that as of July 1, 2009, the “FASB Accounting Standards CodificationTM” (“the Codification” or “ASC”) is the single official source of authoritative, nongovernmental US GAAP. All existing accounting standard documents are superseded, and all other accounting literature not included in the Codification is considered nonauthoritative.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company adopted the Codification as of July 1, 2009. There was no effect on the Company’s financial condition, results of operations, or cash flows. The Company has revised its disclosures to incorporate references to the Codification topics.

Subsequent Events

In May 2009, the FASB issued new guidance on subsequent events, included in ASC Topic 855, “Subsequent Events,” which establishes:

▪	The period after the balance sheet date during which an entity should evaluate events or transactions for potential recognition or disclosure in the financial statements;
▪	The circumstances under which an entity should recognize such events or transactions in its financial statements; and
▪	Disclosures regarding such events or transactions and the date through which an entity has evaluated subsequent events.

These provisions, as included in ASC Topic 855, were adopted by the Company on June 30, 2009. In addition, in February 2010, the FASB issued ASU 2010-09, “Subsequent Events (Topic 855): Amendments to Certain Recognition and Disclosure Requirements”, which clarifies that an SEC filer should evaluate subsequent events through the date the financial statements are issued and eliminates the requirement for an SEC filer to disclose that date, effective upon issuance. The Company determined that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as the guidance is consistent with that previously applied by the Company under U.S. auditing standards. The disclosure provisions included in ASC Topic 855, as amended, are presented in this Organization and Significant Accounting Policies footnote.

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued new guidance on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly, included in ASC Topic 820, “Fair Value Measurements and Disclosures,” which confirms that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. In addition, this guidance, as included in ASC Topic 820:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	Clarifies factors for determining whether there has been a significant decrease in market activity for an asset or liability;
▪	Requires an entity to determine whether a transaction is not orderly based on the weight of the evidence; and
▪	Requires an entity to disclose in interim and annual periods the input and valuation technique used to measure fair value and any change in valuation technique.

These provisions, as included in ASC Topic 820, were adopted by the Company on April 1, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that previously applied by the Company under US GAAP.

Recognition and Presentation of Other-Than-Temporary Impairments

In April 2009, the FASB issued new guidance on recognition and presentation of other-than-temporary impairments, included in ASC Topic 320, “Investments-Debt and Equity Securities,” which requires:

▪

Noncredit related impairments to be recognized in other comprehensive income (loss), if management asserts that it does not have the intent to sell the security and that it is more likely than not that the entity will not have to sell the security before recovery of the amortized cost basis;

▪	Total other-than-temporary impairments (“OTTI”) to be presented in the statement of earnings with an offset recognized in other comprehensive income (loss) for the noncredit related impairments;
▪

A cumulative effect adjustment as of the beginning of the period of adoption to reclassify the noncredit component of a previously recognized other-than-temporary impairment from retained earnings to accumulated other comprehensive income (loss); and

▪	Additional interim disclosures for debt and equity securities regarding types of securities held, unrealized losses, and other-than-temporary impairments.

These provisions, as included in ASC Topic 320, were adopted by the Company on April 1, 2009. As a result of implementation, the Company recognized a cumulative effect of change in accounting principle of $151.7 after considering the effects of deferred policy acquisition costs (“DAC”) and income taxes of $(134.0) and $46.9, respectively, as an increase to April 1, 2009 Retained earnings (deficit) with a corresponding decrease to Accumulated other comprehensive income (loss).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In addition, the Company recognized an increase in amortized cost for previously impaired securities due to the recognition of the cumulative effect of change in accounting principle as of April 1, 2009, as follows:

Change in
Amortized Cost
Fixed maturities:
U.S. corporate, state and municipalities	$47.0
Foreign	45.0
Residential mortgage-backed	14.3
Commercial mortgage-backed	88.5
Other asset-backed	44.0
Total investments, available-for-sale	$238.8

The disclosure provisions, as included in ASC Topic 320, are presented in the Investments footnote to these consolidated financial statements.

Interim Disclosures about Fair Value of Financial Instruments

In April 2009, the FASB issued new guidance on interim disclosures about fair value of financial instruments, included in ASC Topic 825, “Financial Instruments,” which requires that the fair value of financial instruments be disclosed in an entity’s interim financial statements, as well as in annual financial statements. The provisions included in ASC Topic 825 also require that fair value information be presented with the related carrying value and that the method and significant assumptions used to estimate fair value, as well as changes in method and significant assumptions, be disclosed.

These provisions, as included in ASC Topic 825, were adopted by the Company on April 1, 2009 and are presented in the Financial Instruments footnote to these consolidated financial statements. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows.

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued new guidance on disclosures about derivative instruments and hedging activities, included in ASC Topic 815, “Derivatives and Hedging,” which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of and gains and losses on derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	How and why derivative instruments are used;
▪	How derivative instruments and related hedged items are accounted for under US GAAP for derivative and hedging activities; and
▪	How derivative instruments and related hedged items affect an entity’s financial statements.

These provisions, as included in ASC Topic 815, were adopted by the Company on January 1, 2009 and are included in the Financial Instruments footnote to these consolidated financial statements. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the Company’s financial condition, results of operations, or cash flows. In addition, the Company’s derivatives are generally not accounted for using hedge accounting treatment under ASC Topic 815, as the Company has not historically sought hedge accounting treatment.

Business Combinations

In December 2007, the FASB issued new guidance on business combinations, included in ASC Topic 805, “Business Combinations.” ASC Topic 805 requires most identifiable assets, liabilities, noncontrolling interest, and goodwill, acquired in a business combination to be recorded at full fair value as of the acquisition date, even for acquisitions achieved in stages. In addition, the guidance requires:

▪	Acquisition-related costs to be recognized separately and generally expensed;
▪	Non-obligatory restructuring costs to be recognized separately when the liability is incurred;
▪	Contractual contingencies acquired to be recorded at acquisition-date fair values;
▪	A bargain purchase, which occurs when the fair value of net assets acquired exceeds the consideration transferred plus any non-controlling interest in the acquiree, to be recognized as a gain; and
▪	The nature and financial effects of the business combination to be disclosed.

These provisions, as included in ASC Topic 805, also amend or eliminate various other authoritative literature.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In addition, in April 2009, the FASB issued new guidance on accounting for assets acquired and liabilities assumed in a business combination that arise from contingencies, which rescinds requirements to recognize contingent assets and liabilities acquired in a business combination at fair value on the acquisition date, and reinstates certain previous guidance to value many of those contingencies under ASC Topic 450, “Contingencies.”

These provisions, as included in ASC Topic 805, were adopted by the Company on January 1, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows as of December 31, 2009, as there have been no acquisitions for the year ended December 31, 2009.

Equity Method Investment Accounting

In November 2008, a consensus was reached on new guidance on equity method investment accounting considerations, included in ASC Topic 323, “Investments-Equity Method and Joint Ventures,” which requires, among other provisions, that:

▪	Equity method investments be initially measured at cost;
▪	Contingent consideration only be included in the initial measurement;
▪	An investor recognize its share of any impairment charge recorded by the equity investee; and
▪	An investor account for a share issuance by an equity investee as if the investor had sold a proportionate share of its investment.

These provisions, as included in ASC Topic 323, were adopted by the Company on January 1, 2009. The Company determined, however, that there was no effect on the Company’s financial condition, results of operations, or cash flows as of December 31, 2009, as there have been no acquisitions or changes in ownership for the year ended December 31, 2009.

New Accounting Pronouncements

Improving Disclosures about Fair Value Measurements

In January 2010, the FASB issued ASU 2010-06, “Fair Value Measurements and Disclosure (ASC Topic 820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
▪	Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
▪	Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and
▪	Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures related to the Level 3 reconciliation, which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2010-06.

Accounting and Reporting Decreases in Ownership of a Subsidiary

In January 2010, the FASB issued ASU 2010-02 “Consolidations (ASC Topic 810): Accounting and Reporting for Decreases in Ownership of a Subsidiary – a Scope Clarification,” (“ASU 2010-02”), which clarifies that the scope of the decrease in ownership provisions applies to the following:

▪	A subsidiary or group of assets that is a business or nonprofit activity;
▪	A subsidiary that is a business or nonprofit activity that is transferred to an equity method investee or joint venture; and
▪	An exchange of a group of assets that constitutes a business or nonprofit activity for a noncontrolling interest in an entity (including an equity method investee or joint venture).

ASU 2010-02 also notes that the decrease in ownership guidance does not apply to sales of in substance real estate and expands disclosure requirements.

The provisions of ASU 2010-02 are effective as of the beginning of the first interim or annual reporting period after December 15, 2009, and are required to be applied retrospectively to January 1, 2009. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2010-02.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities

In December 2009, the FASB issued ASU 2009-17, “Consolidations (ASC Topic 810): Improvements to Financial Reporting by Enterprises Involved in Variable Interest Entities,” (“ASU 2009-17”), which eliminates the exemption for qualifying special-purpose entities (“QSPEs”), as well as amends the consolidation guidance for variable interest entities (“VIEs”), as follows:

▪

Removes the quantitative-based assessment for consolidation of VIEs and, instead, requires a qualitative assessment of whether an entity has the power to direct the VIE’s activities, and whether the entity has the obligation to absorb losses or the right to reserve benefits that could be significant to the VIE; and

▪	Requires an ongoing reassessment of whether an entity is the primary beneficiary of a VIE.

In addition, in February 2010, the FASB issued ASU 2010-10, “Consolidation (ASC Topic 810): Amendments for Certain Investment Funds” (ASU 2010-10), which primarily defers ASU 2009-17 for an investment in an entity that is accounted for as an investment company.

The provisions of ASU 2009-17 and ASU 2010-10 are effective as of the beginning of the first fiscal year that begins after November 15, 2009, and for subsequent interim and annual reporting periods. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2009-17 and ASU 2010-10.

Accounting for Transfers of Financial Assets

In December 2009, the FASB issued ASU 2009-16 “Transfers & Servicing (ASC Topic 860): Accounting for Transfers of Financial Assets” (“ASU 2009-16”), which eliminates the QSPE concept and requires a transferor of financial assets to:

▪

Consider the transferor’s continuing involvement in assets, limiting the circumstances in which a financial asset should be derecognized when the transferor has not transferred the entire asset to an entity that is not consolidated;

▪	Account for the transfer as a sale only if an entity transfers an entire financial asset and surrenders controls, unless the transfer meets the conditions for a participating interest; and

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	Recognize and initially measure at fair value all assets obtained and liabilities incurred as a result of a transfer of financial assets accounted for as a sale.

The provisions of ASU 2009-16 are effective as of the beginning of the first fiscal year that begins after November 15, 2009, and for subsequent interim and annual reporting periods. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2009-16.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“US GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, certain money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Subsequent Events

The Company has evaluated subsequent events for recognition and disclosure through the date the consolidated financial statements, as of December 31, 2009 and for the three years ended December 31, 2009, 2008, and 2007, were issued.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment, if any, for related changes in experience-rated contract allocations, DAC, value of business acquired (“VOBA”), and deferred income taxes.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The Company analyzes its general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

When assessing the Company’s intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow needs.

When the Company has determined it has the intent to sell or if it is more likely than not that it will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”) the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations as an other-than-temporary impairment (“OTTI”). If the Company does not intend to sell the security nor is it more likely than not it will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Consolidated Balance Sheets in accordance with the requirements of ASC Topic 320.

In order to determine the amount of the OTTI that is considered a credit impairment, the Company estimates the recovery value by performing a discounted cash flow analysis based upon the best estimate of expected future cash flows, discounted at the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield for a fixed rate security or current coupon yield for a floating rate security.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized capital gains (losses) on the sale of and unrealized capital gains (losses) on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments are reflected in the Consolidated Statements of Operations. Unrealized capital gains (losses) on all other investments are reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of DAC and VOBA adjustments, and related income taxes. During 2008 and 2009, due to the economic environment, which resulted in significant realized and unrealized losses associated with assets supporting experience-rated contracts, the Company accelerated the amortization of realized losses and recorded such amounts in Interest credited and other benefits to contractowners in the Consolidated Statements of Operations and recorded unrealized losses in Accumulated other comprehensive income (loss) in Shareholder’s equity rather than Future policy benefits and claims reserves.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation of Investments and Derivatives

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2009.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating reported values for the investments and derivatives described below:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. The fair values for marketable bonds without an active market, excluding subprime residential mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided. Approximately three broker quotes are currently being provided for these securities. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the assets. CMO-Bs are classified as Level 3 assets due to the lack of corroborating evidence to support a higher level and the inactivity of the market for these bonds.

Trading activity for the Company’s Residential Mortgage-backed Securities (“RMBS”), particularly subprime and Alt-A RMBS, declined during 2008 as a result of the dislocation of the credit markets. During 2008 and 2009, the Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A RMBS did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A RMBS was inactive and classified these securities as Level 3 assets. The Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

determining that the market was inactive. While the market for subprime and Alt-A RMBS remained largely inactive in the first half of 2009 compared to prior years, the Company noted an increase in trade activity of Alt-A RMBS during the second half of 2009. Therefore, the Company determined that the Alt-A RMBS should be transferred to Level 2 of the valuation hierarchy as its overall assessment of the market is that it is now active. The market for subprime RMBS remains largely inactive, and as such these securities will remain in Level 3 of the valuation hierarchy. The Company will continue to monitor market activity for RMBS to determine proper classification in the valuation hierarchy.

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2009, $93.4 and $11.2 billion of a total of $15.7 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model and CMO-Bs valued using average broker quotes.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, broker quotes are solicited. All prices and broker quotes obtained, with the exception of CMO-B securities, go through the review process described above, including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents “exit price” for the instrument.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

Short-term investments: The fair values for certain short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Derivatives are carried at fair value (on the Consolidated Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Product guarantees: The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates in accordance with ASC 815, “Derivatives and Hedging”. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The fair value of the obligation is calculated based on the income approach as described in ASC 820. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions. These derivatives are classified as Level 3 assets. Explicit risk margins in the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks as required by US GAAP. Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees. As of December 31, 2009, the credit spread of ING and the Company changed in relation to prior periods, which resulted in an increase in the value of the derivatives for product guarantees.

The following investments are reported at values other than fair value on the Consolidated Balance Sheets, and are therefore not categorized in the fair value hierarchy:

Mortgage loans on real estate: Mortgage loans on real estate are reported at amortized cost, less impairment write-downs and allowance for losses. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses).

Policy loans: The reported value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Loan - Dutch State obligation: The reported value of the State of the Netherlands (the “Dutch State”) loan obligation is based on the outstanding loan balance plus any unamortized premium.

Limited partnerships/corporations: The carrying value for these investments, primarily private equities and hedge funds, is determined based on the Company’s degree of influence over the investee’s operating and financial policies along with the percent of the investee that the Company owns. Those investments where the Company has determined it has significant influence are accounted for under the equity method, with the remainder accounted for under the cost method.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments.

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities (“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements typically meet the requirements to be accounted for as financing arrangements. The Company enters into dollar roll transactions by selling existing mortgage-backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame in the future at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the Company, in turn, repays the loan amount along with the additional agreed upon interest. Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets (the “Required Collateral Value Amount”). Cash collateral received is invested in short term investments, with the offsetting collateral liability included in Borrowed money on the Consolidated Balance Sheets. As of December 31, 2009, there are no securities pledged in dollar rolls and repurchase agreement transactions. At December 31, 2008, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $657.2 and is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements, including accrued interest, totaled $0.1 and $615.3, respectively at December 31, 2009 and 2008, and is included in Borrowed money on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. At December 31, 2009 and 2008, the Company did not have any securities pledged under reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2009. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal, based on counterparty ongoing monitoring processes.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 2009 and 2008, the fair value of loaned securities was $339.5 and $474.8, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under US GAAP, as the Company has not historically sought hedge accounting treatment.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

If the Company’s current debt and claims paying ratings were downgraded in the future, the terms in the Company’s derivative agreements may be triggered, which could negatively impact overall liquidity. For the majority of the Company’s counterparties, there is a termination event should the Company’s long term debt ratings drop below BBB+/Baa1.

The Company also has investments in certain fixed maturity instruments, and has issued certain products with guarantees, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated profits embedded in the Company’s contracts.

Current US GAAP guidance for universal life and investment-type products, such as fixed and variable deferred annuities, indicates DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Internal Replacements

Contractowners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with current US GAAP guidance for DAC related to modification or exchange of insurance contracts.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts, as follows:

▪

For deferred annuities, the estimated future gross profits of the new contracts are treated as revisions to the estimated future gross profits of the replaced contracts in the determination of amortization.

▪

As of January 1, 2007, internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated future gross profits requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future gross profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future gross profits, however, increase the rate of amortization.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At December 31, 2009 and 2008, total accumulated depreciation and amortization was $92.0 and $103.0, respectively. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets with the exception of land and artwork, which are not depreciated or amortized. The Company’s property and equipment are depreciated using the following estimated useful lives.

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years
Software	3 years

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Credited interest rates vary by product and range from 0.0% to 7.8% for the years 2009, 2008, and 2007. Certain reserves also may include net unrealized gains and losses related to investments and unamortized net realized gains and losses on investments for experience-rated contracts. Reserves on experience-rated contracts reflect the rights of contractowners, plan participants, and the Company. During 2009 and 2008, given the economic environment, which resulted in significant net realized and unrealized losses, the Company did not include the net unrealized and unamortized realized losses associated with experienced-rated contracts in Future policy benefits and claims reserves. The net unrealized losses on investments supporting experience-rated contracts are reflected in Accumulated other comprehensive (loss) income, and the amortization of realized losses has been recorded in Interest credited and other benefits to contractowners. Reserves for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity type plan, year of issue, and policy duration. For the years 2009, 2008, and 2007, reserve interest rates ranged from 5.3% to 6.0%.

The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is reported at fair value in accordance with the requirements of US GAAP guidance for insurance companies, derivatives, and fair value measurements. The fair value of the obligation is calculated based on the income approach. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks beginning January 1, 2008 with the adoption of new US GAAP guidance on fair value measurements. Nonperformance risk for product guarantees contain adjustment to the fair value of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair value of these product guarantees.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contractowner account value at death is below the guaranteed value and is included in reserves.

The Company’s domestic individual life insurance business was disposed of on October 1, 1998 via an indemnity reinsurance agreement. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

▪	such separate accounts are legally recognized;
▪	assets supporting the contract liabilities are legally insulated from the Company’s general account liabilities;
▪	investments are directed by the contractholder;
▪	and, all investment performance, net of contract fees and assessments, is passed through to the contractholder.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company reports separate account assets and liabilities that meet the above criteria at fair value based on the fair value of the underlying investments. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations. The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the above criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2009 and 2008, unrealized capital losses of $8.8 and $53.2, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance agreement with a subsidiary of Lincoln National Corporation (“Lincoln”). The Lincoln subsidiary established a trust to secure it obligations to the Company under the reinsurance transaction. Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.4 billion and $2.5 billion at December 31, 2009 and 2008, respectively, is related to the reinsurance recoverable from a subsidiary of Lincoln under this reinsurance agreement.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2009.

			Gross	Gross
			Unrealized	Unrealized
		Amortized	Capital	Capital		Fair
		Cost	Gains	Losses	OTTI(2)	Value
Fixed maturities:
	U.S. Treasuries	$1,897.2	$3.0	$38.3	$-	$1,861.9
	U.S. government agencies and
	authorities	632.5	41.1	-	-	673.6
	State, municipalities, and political
	subdivisions	112.5	2.5	7.8	-	107.2

	U.S. corporate securities:
	Public utilities	1,138.7	40.8	14.3	-	1,165.2
	Other corporate securities	4,366.5	267.4	63.2	0.6	4,570.1
	Total U.S. corporate securities	5,505.2	308.2	77.5	0.6	5,735.3

	Foreign securities(1):
	Government	343.0	29.2	8.7	-	363.5
	Other	2,922.5	129.0	56.6	0.1	2,994.8
	Total foreign securities	3,265.5	158.2	65.3	0.1	3,358.3

	Residential mortgage-backed securities	1,916.6	268.3	111.9	16.8	2,056.2
	Commercial mortgage-backed securities	1,535.0	10.4	214.3	-	1,331.1
	Other asset-backed securities	657.4	9.8	106.3	29.2	531.7

	Total fixed maturities, including
	securities pledged	15,521.9	801.5	621.4	46.7	15,655.3
	Less: securities pledged	483.7	4.3	18.2	-	469.8
Total fixed maturities		15,038.2	797.2	603.2	46.7	15,185.5
Equity securities		175.1	13.4	0.6	-	187.9
Total investments, available-for-sale		$15,213.3	$810.6	$603.8	$46.7	$15,373.4
(1)	Primarily U.S. dollar denominated.
(2)	Represents other-than-temporary impairments reported as a component of Other comprehensive income ("noncredit
	impairments").

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2008.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$1,391.4	$84.5	$0.9	$1,475.0
U.S. government agencies and authorities	783.2	77.2	-	860.4
State, municipalities, and political subdivisions	72.9	0.3	17.7	55.5

U.S. corporate securities:
Public utilities	926.8	4.3	101.2	829.9
Other corporate securities	3,925.4	85.7	408.8	3,602.3
Total U.S. corporate securities	4,852.2	90.0	510.0	4,432.2

Foreign securities(1):
Government	409.8	4.3	63.3	350.8
Other	2,455.4	35.0	317.8	2,172.6
Total foreign securities	2,865.2	39.3	381.1	2,523.4

Residential mortgage-backed securities	3,412.6	153.6	266.7	3,299.5
Commercial mortgage-backed securities	1,601.0	0.1	370.2	1,230.9
Other asset-backed securities	814.6	1.0	214.9	600.7

Total fixed maturities, including
fixed maturities pledged	15,793.1	446.0	1,761.5	14,477.6
Less: fixed maturities pledged	1,248.8	78.9	7.8	1,319.9
Total fixed maturities	14,544.3	367.1	1,753.7	13,157.7
Equity securities	247.7	1.0	8.4	240.3
Total investments available-for-sale	$14,792.0	$368.1	$1,762.1	$13,398.0
(1) Primarily U.S. dollar denominated.

At December 31, 2009, net unrealized gains were $146.2 and at December 31, 2008, net unrealized losses were $1,322.9 on total fixed maturities, including securities pledged to creditors, and equity securities. During 2009 and 2008, as a result of the economic environment, which resulted in significant losses on investments supporting experience-rated contracts, the Company reflected all unrealized losses in Shareholder’s equity rather than Future policy benefits and claims reserves and no net unrealized losses were allocated to experience-rated contracts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities, excluding securities pledged, as of December 31, 2009, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$250.5	$253.1
After one year through five years	3,942.6	4,134.7
After five years through ten years	4,025.5	4,173.0
After ten years	3,194.3	3,175.5
Mortgage-backed securities	3,451.6	3,387.3
Other asset-backed securities	657.4	531.7
Less: securities pledged	483.7	469.8
Fixed maturities, excluding securities pledged	$15,038.2	$15,185.5

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies and the Dutch State loan obligation, with a carrying value in excess of 10.0% of the Company’s Shareholder’s equity at December 31, 2009 or 2008.

At December 31, 2009 and 2008, fixed maturities with fair values of $12.9 and $14.2, respectively, were on deposit as required by regulatory authorities.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”), including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2009 and 2008, approximately 29.4% and 15.7%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Certain CMOs, primarily interest-only and principal-only strips are accounted for as hybrid instruments and valued at fair value as allowed under a provision of current US GAAP. The fair value of these instruments at December 31, 2009 and 2008 was $233.5 and $134.0, respectively, and is included in Fixed maturities, available for sale, on the Consolidated Balance Sheets. The impact to Other net realized capital gains (losses) on the Consolidated Statements of Operations related to these hybrid instruments was $57.0 and $6.0 for the years ended December 31, 2009 and 2008, respectively.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Back-Up Facility (the “Back-Up Facility”) covering 80% of ING’s Alt-A RMBS. Under the terms of the Back-Up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance Americas with a book value of $36.0 billion, including book value of $802.5 of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”). As a result of the risk transfer, the Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State took place at a discount of approximately 10% of par value. In addition, under the Back-Up Facility, other fees were paid both by the Company and the Dutch State. Each ING company participating in the ING-Dutch State Transaction, including the Company remains the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio. The ING-Dutch State Transaction closed March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company entered into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company conveyed to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and will pay a periodic transaction fee, and received, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-Up Facility”). Under the Company Back-Up Facility, the Dutch State is obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Designated Securities Portfolio, and ING Support Holding is obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions made with respect to the 80% participation interest in the Company’s Designated Securities Portfolio. The Dutch State payment obligation to the Company under the Company Back-Up Facility is accounted for as a loan receivable for US GAAP and is reported in Loan - Dutch State obligation on the Consolidated Balance Sheets.

Upon the closing of the transaction on March 31, 2009, the Company recognized a gain of $206.2, which was reported in Net realized capital gains (losses) on the Consolidated Statements of Operations.

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A RMBS which had a book value of $4.2 was sold for cash to an affiliate, Lion II Custom Investments LLC (“Lion II”). Immediately thereafter, Lion II sold to ING Direct Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp included such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. The Step 1 Cash Transfer closed on March 31, 2009, and the Company recognized a gain of $0.3 contemporaneous with the closing of the ING-Dutch State Transaction, which was reported in Net realized capital gains (losses) on the Consolidated Statements of Operations.

As part of the final restructuring plan submitted to the European Commission (“EC”) in connection with its review of the Dutch state aid to ING (the “Restructuring Plan”), ING has agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the Back-Up Facility. Under this new agreement, the terms of the ING-Dutch State Transaction which closed on March 31, 2009, including the transfer price of the Alt-A RMBS securities, will remain unaltered and the additional payments will not be borne by the Company or any other ING U.S. subsidiaries.

Equity Securities

Equity securities, available-for-sale, included investments with fair values of $119.0 and $141.0 in ING proprietary funds as of December 31, 2009 and 2008, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements with mortgage-backed securities (“dollar rolls”) and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements typically meet the requirements to be accounted for as financing arrangements. The Company enters into dollar roll transactions by selling existing mortgage-backed securities and concurrently entering into an agreement to repurchase similar securities within a short time frame in the future at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company and the Company, in turn, repays the loan amount along with the additional agreed upon interest. Company policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets (the “Required Collateral Value Amount”). Cash collateral received is invested in short term investments, with the offsetting collateral liability included in Borrowed money on the Consolidated Balance Sheets. As of December 31, 2009, there are no securities pledged in dollar rolls and repurchase agreement transactions. At December 31, 2008, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $657.2 and is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements, including accrued interest, totaled $0.1 and $615.3, respectively at December 31, 2009 and 2008, and is included in Borrowed money on the Consolidated Balance Sheets.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policy requires that, at all times during the term of the reverse repurchase agreements, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. At December 31, 2009 and 2008, the Company did not have any securities pledged under reverse repurchase agreements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2009. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal, based on counterparty ongoing monitoring processes.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 2009 and 2008, the fair value of loaned securities was $339.5 and $474.8, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings under current guidance and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary for any of the investments in VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. In addition, the Company may be exposed to the loss of asset management fees it receives for some of these structures. The carrying value of investments in VIEs of $0.1 at December 31, 2009 are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for Investment Grade (“IG”) and Below Investment Grade (“BIG”) securities by duration were as follows as of December 31, 2009 and 2008.

	2009				2008
		% of IG		% of IG		% of IG		% of IG
	IG	and BIG	BIG	and BIG	IG	and BIG	BIG	and BIG
Six months or less
below amortized cost	$105.5	15.7%	$18.5	2.8%	$169.3	9.6%	$40.2	2.3%
More than six months and
twelve months or less
below amortized cost	44.0	6.6%	37.9	5.7%	511.9	29.1%	58.3	3.3%
More than twelve months
below amortized cost	300.8	45.0%	161.4	24.2%	921.5	52.3%	60.3	3.4%
Total unrealized capital loss	$450.3	67.3%	$217.8	32.7%	$1,602.7	91.0%	$158.8	9.0%

The following table summarizes the unrealized capital losses (including non-credit impairments) by duration and reason, along with the fair value of fixed maturities, including securities pledged to creditors, in unrealized capital loss positions at December 31, 2009 and 2008.

		More than
	Six Months	Six Months and
	or Less	Twelve Months	More than	Total
	Below	or Less Below	Twelve Months	Unrealized
	Amortized	Amortized	Below	Capital
2009	Cost	Cost	Cost	Losses
Interest rate or spread widening	$75.9	$35.2	$78.5	$189.6
Mortgage and other asset-backed
securities	48.1	46.7	383.7	478.5
Total unrealized capital losses	$124.0	$81.9	$462.2	$668.1
Fair value	$2,901.8	$212.6	$2,127.2	$5,241.6

2008
Interest rate or spread widening	$144.2	$381.7	$383.5	$909.4
Mortgage and other asset-backed
securities	65.3	188.5	598.3	852.1
Total unrealized capital losses	$209.5	$570.2	$981.8	$1,761.5
Fair value	$2,999.6	$3,446.7	$2,964.2	$9,410.5

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments), along with the fair value of fixed maturities, including securities pledged to creditors, by market sector and duration were as follows as of December 31, 2009 and 2008.

			More Than Six
			Months and Twelve		More Than Twelve
	Six Months or Less		Months or Less		Months Below
	Below Amortized Cost		Below Amortized Cost		Amortized Cost		Total
		Unrealized		Unrealized		Unrealized		Unrealized
	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss	Fair Value	Capital Loss
2009
U.S. Treasuries	$1,002.1	$38.3	$-	$-	$-	$-	$1,002.1	$38.3
U.S. corporate,
state, and
municipalities	1,097.0	22.7	86.1	14.9	381.2	48.3	1,564.3	85.9
Foreign	528.6	14.8	40.0	20.4	301.8	30.2	870.4	65.4
Residential
mortgage-backed	141.1	45.4	47.7	4.2	425.3	79.1	614.1	128.7
Commercial
mortgage-backed	105.8	1.2	27.2	35.7	757.1	177.4	890.1	214.3
Other asset-backed	27.2	1.6	11.6	6.7	261.8	127.2	300.6	135.5
Total	$2,901.8	$124.0	$212.6	$81.9	$2,127.2	$462.2	$5,241.6	$668.1

2008
U.S. Treasuries	$482.8	$0.9	$-	$-	$-	$-	$482.8	$0.9
U.S. corporate,
state, and
municipalities	1,104.3	89.0	1,487.4	235.9	613.4	202.8	3,205.1	527.7
Foreign	576.0	54.6	906.2	145.8	563.3	180.7	2,045.5	381.1
Residential
mortgage-backed	621.9	48.6	610.9	94.0	646.6	124.1	1,879.4	266.7
Commercial
mortgage-backed	84.3	2.6	285.4	69.5	821.5	298.1	1,191.2	370.2
Other asset-backed	88.1	13.7	156.8	25.1	319.4	176.1	564.3	214.9
Total	$2,957.4	$209.4	$3,446.7	$570.3	$2,964.2	$981.8	$9,368.3	$1,761.5

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 82.2% of the average book value as of December 31, 2009. In addition, this category includes 427 securities, which have an average quality rating of A+.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2009 and 2008.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2009
Six months or less
below amortized cost	$3,652.0	$185.0	$168.0	$60.7	377	98
More than six months and
twelve months or less
below amortized cost	734.6	247.0	40.2	124.3	120	48
More than twelve months
below amortized cost	431.1	660.1	28.2	246.7	90	129
Total	$4,817.7	$1,092.1	$236.4	$431.7	587	275

2008
Six months or less
below amortized cost	$5,085.8	$2,956.4	$408.8	$992.5	778	555
More than six months and
twelve months or less
below amortized cost	1,858.2	276.7	132.2	128.5	328	69
More than twelve months
below amortized cost	921.6	31.3	81.6	17.9	183	15
Total	$7,865.6	$3,264.4	$622.6	$1,138.9	1,289	639

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized capital losses (including non-credit impairments) in fixed maturities, including securities pledged to creditors, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive periods as indicated in the tables below, were as follows for December 31, 2009 and 2008.

	Amortized Cost		Unrealized Capital Loss		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
2009
U.S. Treasuries	$1,040.5	$-	$38.3	$-	9	-
U.S. corporate, state and
municipalities	1,532.2	118.0	53.5	32.4	256	23
Foreign	830.0	105.8	31.7	33.7	111	22
Residential mortgage-backed	522.0	220.8	55.1	73.6	115	109
Commercial mortgage-backed	732.4	372.0	49.3	165.0	59	39
Other asset-backed	160.5	275.5	8.5	127.0	37	82
Total	$4,817.6	$1,092.1	$236.4	$431.7	587	275

2008
U.S. Treasuries	$483.7	$-	$0.9	$-	4	-
U.S. corporate, state and
municipalities	2,744.0	988.8	211.7	316.1	579	232
Foreign	1,728.2	698.3	144.1	237.0	285	154
Residential mortgage-backed	1,733.1	413.4	131.1	135.6	252	77
Commercial mortgage-backed	812.8	748.5	102.6	267.6	93	72
Other asset-backed	363.8	415.3	32.2	182.6	76	104
Total	$7,865.6	$3,264.3	$622.6	$1,138.9	1,289	639

During the year ended December 31, 2009, unrealized capital losses on fixed maturities decreased by $1.1 billion primarily due to the transfer of 80% interest in the Alt-A RMBS securities owned by the Company as a result of the Alt-A transaction with the Dutch State during the first quarter of 2009. In addition, improved economic conditions and tightening of credit spreads in 2009 served to increase the value of fixed maturities. These improvements were partially offset by the impact of the implementation of new US GAAP guidance on impairments in the second quarter of 2009, when certain noncredit impairments were reclassified into Other comprehensive income (loss), which previously were reported in Net realized capital gains (losses).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At both December 31, 2009 and 2008, the Company held 8 fixed maturities with unrealized capital losses in excess of $10.0. The unrealized capital losses on these fixed maturities equaled $118.2, or 17.7% and $206.3 or 11.7% of the total unrealized capital losses, as of December 31, 2009 and 2008, respectively.

The fair value of the Company’s fixed maturities, including securities pledged, increased $1.2 billion before tax and DAC, from December 31, 2008 through December 31, 2009 primarily due to improved economic conditions and tightening of credit spreads in 2009.

All securities with fair values less than amortized cost are included in the Company’s other-than-temporary impairment analysis, and impairments were recognized as disclosed in “Other-Than-Temporary Impairments,” which follows this section. Management determined that no additional recognition of the unrealized loss as an other-than-temporary impairment was necessary.

Other-Than-Temporary Impairments

The Company analyzes its general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes, and changes in ratings of the security.

When assessing the Company’s intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow needs.

When the Company has determined it has the intent to sell or if it is more likely than not that it will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost (“intent impairment”) the individual security is written down from amortized cost to fair value and a corresponding charge is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations as an other-than-temporary impairment (“OTTI”). If the Company does not intend to sell the security nor is it more likely than not it will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

in cash flows expected to be collected (“credit impairment”) and the amount related to other factors (“noncredit impairment”). The credit impairment is recorded in Net realized capital gains (losses) on the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss) on the Consolidated Balance Sheets in accordance with the requirements of ASC Topic 320.

In order to determine the amount of the OTTI that is considered a credit impairment, the Company estimates the recovery value by performing a discounted cash flow analysis based upon the best estimate of expected future cash flows, discounted at the effective interest rate implicit in the underlying debt security. The effective interest rate is the original yield for a fixed rate security or current coupon yield for a floating rate security.

The following table identifies the Company’s credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding noncredit impairments included in Other comprehensive income (loss) by type for the years ended December 31, 2009, 2008, and 2007.

	2009		2008		2007
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$156.0	15	$-	-	$-	-
U.S. corporate	47.8	57	283.2	233	36.3	113
Foreign(1)	50.6	42	108.9	94	19.1	54
Residential mortgage-backed	31.6	69	349.3	194	7.1	30
Commercial mortgage-backed	17.7	11	220.8	29	-	-
Other asset-backed	43.4	32	24.8	35	10.5	21
Equity securities	19.5	9	55.1	17	-	-
Limited partnerships	17.6	17	6.6	6	3.0	1
Mortgage loans on real estate	10.3	4	3.8	1	-	-
Total	$394.5	256	$1,052.5	609	$76.0	219
(1)	Primarily U.S. dollar denominated.

The above schedule includes $112.2, $235.8, and $16.4, in other-than-temporary write-downs for the years ended December 31, 2009, 2008, and 2007, respectively, related to credit impairments, which are recognized in earnings. The remaining $282.3, $816.7, and $59.6 in write-downs for the years ended December 31, 2009, 2008, and 2007, respectively, are related to intent impairments.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following table summarizes these intent impairments, which are also recognized in earnings by type for the years ended December 31, 2009, 2008, and 2007.

	2009		2008		2007
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$156.0	15	$-	-	$-	-
U.S. corporate	35.9	42	204.5	180	31.6	102
Foreign(1)	48.7	41	81.3	78	19.1	54
Residential mortgage-backed	2.4	1	291.8	128	2.6	2
Commercial mortgage-backed	17.7	11	220.8	29	-	-
Other asset-backed	21.6	10	18.3	14	6.3	16
Total	$282.3	120	$816.7	429	$59.6	174
(1)	Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

The following table identifies the noncredit impairments recognized in Other comprehensive income (loss) by type for the year ended December 31, 2009.

	2009
		No. of
	Impairment	Securities
U.S. corporate	$0.6	2
Foreign(1)	0.1	3
Residential mortgage-backed	16.8	29
Other asset-backed	29.2	17
Total	$46.7	51
(1) Primarily U.S. dollar denominated.

The fair value of the fixed maturities with other-than-temporary impairments at December 31, 2009, 2008, and 2007 was $2,964.4, $2,136.5, and $1,210.8, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following table identifies the amount of credit impairments on fixed maturities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in Other comprehensive income (loss), and the corresponding changes in such amounts.

2009
Balance at April 1, 2009(1)	$25.1
Additional credit impairments:
On securities not previously impaired	13.6
On securities previously impaired	8.8
Reductions:
Securities sold, matured, prepaid or paid down	(1.5)
Balance at December 31, 2009	$46.0
(1)	Represents credit losses remaining in Retained earnings related to the adoption of new guidance on
OTTI, included in ASC Topic 320, on April 1, 2009.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Fixed maturities, available-for-sale	$1,125.7	$1,019.3	$895.5
Equity securities, available-for-sale	15.4	(13.2)	38.5
Mortgage loans on real estate	111.3	116.0	118.5
Real estate	6.6	9.0	-
Policy loans	13.7	14.2	14.1
Short-term investments and cash equivalents	2.4	5.8	2.2
Other	18.4	12.7	88.3
Gross investment income	1,293.5	1,163.8	1,157.1
Less: investment expenses	39.8	80.1	102.4
Net investment income	$1,253.7	$1,083.7	$1,054.7

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2009, 2008, and 2007.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2009	2008	2007
Fixed maturities, available-for-sale, including
net OTTI of $(347.1), $(987.0), and $(73.0)
in 2009, 2008, and 2007, respectively	$(35.5)	$(990.8)	$(50.3)
Equity securities, available-for-sale, including
net OTTI of $(19.5), $(55.1), and $0.0
in 2009, 2008, and 2007, respectively	(2.9)	(81.0)	6.4
Derivatives	(190.2)	(187.0)	(123.0)
Other investments, including net OTTI
of $(27.9), $(10.4), and $(3.0)
in 2009, 2008, and 2007, respectively	(14.8)	(18.7)	(2.6)
Less: allocation to experience-rated contracts,
including net OTTI of $(175.5), $(439.1), and
$(49.9) in 2009, 2008, and 2007, respectively	11.3	624.4	141.9
Net realized capital losses	$(232.1)	$(653.1)	$(27.6)
After-tax net realized capital losses including
tax valuation allowance of $92.2 for 2009
and of $(328.0) for 2008	$(58.7)	$(752.5)	$(17.9)

The decline in Net realized capital losses for the year ended December 31, 2009, was primarily due to a decline in impairments related to improved market conditions which began in the latter part of the first quarter of 2009, as well as the implementation of new US GAAP guidance on impairments in the second quarter of 2009, which resulted in the transfer of noncredit related impairments to Other comprehensive income (loss). Also contributing to the decline was a gain of $206.2 recognized in the first quarter of 2009 on the transfer of an 80% interest in the Company’s Alt-A residential mortgage-backed securities to the Dutch State as well as gains on the sale of equity securities driven by improvements in equity market conditions.

Net realized capital gains (losses) allocated to experience-rated contracts are deducted from Net realized capital gains (losses) and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. During 2008 and continuing in 2009, as a result of the economic environment, which resulted in significant realized losses associated with experience-rated contracts, the Company accelerated amortization of realized losses rather than reflect those losses in Future policy benefits and claims reserves. During 2009 and 2008, the Company fully amortized $11.3 and $624.4, respectively, of net unamortized realized capital losses allocated to experience-rated contractowners, which are reflected in Interest credited and other benefits to contractowners in the Consolidated Statements of Operations. Net unamortized realized capital gains allocated to experienced-rated contractowners were $53.8 at

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

December 31, 2007 and were reflected in Future policy benefits and claims reserves.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross realized gains and losses, including those related to experience-related contracts, were as follows for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Proceeds on sales	$4,674.6	$8,426.5	$5,738.8
Gross gains	228.5	120.0	66.4
Gross losses	87.4	234.4	101.2

3.	Financial Instruments

Fair Value Measurements

ASC Topic 820, “Fair Value Measurements and Disclosures”, defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value, and enhances disclosure requirements for fair value measurements.

Fair Value Hierarchy

The Company has categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

▪	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
▪

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
c)	Inputs other than quoted market prices that are observable; and
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
▪

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following tables present the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2009 and 2008.

	2009
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$1,861.8	$12,320.6	$1,472.9	$15,655.3
Equity securities, available-for-sale	148.1	-	39.8	187.9
Derivatives	-	129.0	-	129.0
Cash and cash equivalents, short-term
investments, and short-term investments
under securities loan agreement	1,128.0	1.8	-	1,129.8
Assets held in separate accounts	34,936.7	6,433.1	-	41,369.8
Total	$38,074.6	$18,884.5	$1,512.7	$58,471.8

Liabilities:
Product guarantees	$-	$-	$6.0	$6.0
Derivatives	-	283.4	48.3	331.7
Total	$-	$283.4	$54.3	$337.7

(1)	Level 3 net assets and liabilities accounted for 2.5% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 8.7%.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2008
	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$1,481.7	$10,704.3	$2,291.6	$14,477.6
Equity securities, available-for-sale	240.3	-	-	240.3
Derivatives	-	235.2	-	235.2
Cash and cash equivalents, short-term
investments, and short-term investments
under securities loan agreement	711.1	18.2	-	729.3
Assets held in separate accounts	30,547.6	5,380.1	-	35,927.7
Total	$32,980.7	$16,337.8	$2,291.6	$51,610.1

Liabilities:
Product guarantees	$-	$-	$220.0	$220.0
Derivatives	-	470.5	73.6	544.1
Total	$-	$470.5	$293.6	$764.1

(1)	Level 3 net assets and liabilities accounted for 3.9% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 13.4%.

Valuation of Financial Assets and Liabilities

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from brokers and third party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values during 2009.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. The fair values for marketable bonds without an active market, excluding subprime residential mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values, and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values, which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided. Approximately three broker quotes are currently being provided for these securities. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the assets. CMO-Bs are classified as Level 3 assets due to the lack of corroborating evidence to support a higher level and the inactivity of the market for these bonds.

Trading activity for the Company’s Residential Mortgage-backed Securities (“RMBS”), particularly subprime and Alt-A RMBS, declined during 2008 as a result of the dislocation of the credit markets. During 2008 and 2009, the Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A RMBS did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A RMBS was inactive and classified these securities as Level 3 assets. The Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of determining that the market was inactive. While the market for subprime and Alt-

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

A RMBS remained largely inactive in the first half of 2009 compared to prior years, the Company noted an increase in trade activity of Alt-A RMBS during the second half of 2009. Therefore, the Company determined that the Alt-A RMBS should be transferred to Level 2 of the valuation hierarchy as its overall assessment of the market is that it is now active. The market for subprime RMBS remains largely inactive, and as such these securities will remain in Level 3 of the valuation hierarchy. The Company will continue to monitor market activity for RMBS to determine proper classification in the valuation hierarchy.

Broker quotes and prices obtained from pricing services are reviewed and validated monthly through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes. At December 31, 2009, $93.4 and $11.2 billion of a total of $15.7 billion in fixed maturities were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing model and CMO-Bs valued using average broker quotes.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor, and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, broker quotes are solicited. All prices and broker quotes obtained, with the exception of CMO-B securities, go through the review process described above including valuations for which only one broker quote is obtained. After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents “exit price” for the instrument.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1. Bond valuations are obtained from third party commercial pricing services and brokers and are classified in the fair value hierarchy as Level 1 or Level 2 assets consistent with the policies described above for Fixed maturities.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Derivatives are carried at fair value (on the Consolidated Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Product guarantees: The Company records reserves for product guarantees, which can be either assets or liabilities, for annuity contracts containing guaranteed credited rates in accordance with ASC 815, “Derivatives and Hedging”. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The fair value of the obligation is calculated based on the income approach as described in ASC 820. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other best estimate assumptions. These derivatives are classified as Level 3 assets. Explicit risk margins in the actuarial assumptions underlying valuations are included, as well as an explicit recognition of all nonperformance risks as required by US GAAP. Nonperformance risk for product guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default spread is applied to the discount factors for product guarantees in the Company’s valuation model in order to incorporate credit risk into the fair values of these product guarantees. As of December 31, 2009, the credit spread of ING and the Company changed in relation to prior periods, which resulted in an increase in the value of the derivatives for product guarantees.

The following disclosures are made in accordance with the requirements of ASC 825, “Financial Instruments”, which requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC 825 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Consolidated Balance Sheets and therefore not categorized in the fair value hierarchy:

Limited partnerships/corporations: The fair value for these investments, primarily private equities and hedge funds, is estimated based on the Net Asset Value (“NAV”) as provided by the investee.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Loan - Dutch State obligation: The fair value of the Dutch State loan obligation is estimated utilizing discounted cash flows at market risk-free rates adjusted for credit spreads.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

Notes receivable from affiliates: Estimated fair value of the Company’s notes receivable from affiliates is based upon discounted future cash flows using a discount rate approximating the current market value.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2009 and 2008.

	2009		2008
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$15,655.3	$15,655.3	$14,477.6	$14,477.6
Equity securities, available-for-sale	187.9	187.9	240.3	240.3
Mortgage loans on real estate	1,874.5	1,792.8	2,107.8	2,027.9
Loan-Dutch State obligation	674.1	645.5	-	-
Policy loans	254.7	254.7	267.8	267.8
Cash, cash equivalents, short-term
investments, and short-term
investments under securities
loan agreement	1,129.8	1,129.8	729.3	729.3
Derivatives	129.0	129.0	235.2	235.2
Notes receivable from affiliates	175.0	169.6	175.0	175.0
Assets held in separate accounts	41,369.8	41,369.8	35,927.7	35,927.7
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,359.0	1,450.4	1,529.4	1,610.6
Without a fixed maturity	16,441.2	17,688.4	15,611.8	17,237.9
Product guarantees	6.0	6.0	220.0	220.0
Derivatives	331.7	331.7	544.1	544.1

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair value of financial assets and liabilities classified as Level 3, additional information is presented below, with particular attention addressed to the reserves for product guarantees due to the impact on the Company’s results of operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following tables summarize the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2009 and 2008.

		Fixed maturities,		Equity
		available-for-sale,		securities,
		including		available-			Product
		securities pledged		for-sale	Derivatives		Guarantees
Balance at January 1, 2009		$2,291.6		$-	$(73.6)		$(220.0)
	Capital gains (losses):
	Net realized capital (losses) gains	(41.2)	(1)	(11.0)	5.9	(3)	219.4	(4)
	Net unrealized capital gains(2)	137.7		5.3	-		-
	Total net realized and unrealized
	capital gains (losses)	96.5		(5.7)	5.9		219.4
	Purchases, sales, issuances,
	and settlements, net	(432.7)		1.0	11.6		(5.4)
	Transfers in to Level 3	-		44.5	-		-
	Transfers out of Level 3	(482.5)		-	7.8		-
Balance at December 31, 2009		$1,472.9		39.8	$(48.3)		$(6.0)

Balance at January 1, 2008		$1,737.6		$-	$-		$(76.4)
	Capital gains (losses):
	Net realized capital losses	(72.6)	(1)	-	(29.3)	(3)	(139.6)	(4)
	Net unrealized capital gains(2)	71.8		-	-		-
	Total net realized and unrealized
	capital losses	(0.8)		-	(29.3)		(139.6)
	Purchases, sales, issuances,
	and settlements, net	(171.7)		-	21.5		(4.0)
	Transfers in to Level 3	726.5		-	(65.8)		-
Balance at December 31, 2008		$2,291.6		$-	$(73.6)		$(220.0)

(1)	This amount is included in Net realized capital gains (losses) with $(79.8) and $5.4 for the years ended December 31, 2009
	and 2008, respectively, related to the amortization of book value included in Net investment income on the Consolidated
	Statements of Operations.
(2)	The amounts in this line are included in Accumulated other comprehensive income (loss) on the Consolidated Balance Sheets.
(3)	This amount is included in Net realized capital gains (losses) on the Consolidated Statements of Operations and contains
	unrealized gains (losses) on Level 3 derivatives held at December 31, 2009 and 2008. All gains and losses on these Level 3
	assets are classified as realized gains (losses) for the purpose of this disclosure because it is impractical to track realized and
	unrealized gains (losses) on a contract-by-contract basis.
(4)	This amount is included in Interest credited and other benefits to contractowners on the Consolidated Statements of Operations.
	All gains and losses on these Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it
	is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Level 3 fair value balances are discussed below by investment type.

Fixed Maturities available-for-sale, including securities pledged: The amount of Level 3 fixed maturities for the year ended December 31, 2009, declined mainly due to the transfer of 80% interest in the Company’s Alt-A residential mortgage-backed securities to the Dutch State during the first quarter of 2009. The unrealized capital gains on Level 3 fixed maturities for the year ended December 31, 2009, represent the decrease in unrealized losses due to the decrease in the Level 3 fixed maturities portfolio related to the Dutch State Transaction, as well as increases in the value of fixed maturities as the markets improved in the latter part of 2009. Transfers out of Level 3 for the year ended December 31, 2009, represent the movement of Alt-A mortgage-backed securities to Level 2, as the market became active again for these securities at the end of 2009. The increase in Level 3 fixed maturities for the year ended December 31, 2008, was related to the Company’s determination that subprime and Alt-A RMBS should be classified as Level 3 due to decreased levels of corroborating market activity for these securities.

Equity securities, available-for-sale: Equity securities transferred into Level 3 in 2009 represent private equities or equity securities not traded on an exchange, which are valued by sources other than a pricing service such as analytics or brokers.

Derivatives: Fair value of Level 3 derivatives declined for the year ended December 31, 2009, primarily due to the transfer from Level 3 to Level 1 of futures contracts, which are valued based on unadjusted prices from an active exchange. Level 3 derivatives for the year ended December 31, 2008 increased due to the transfer in of subprime and Alt-A RMBS due to significantly reduced market activity.

Product guarantees: For the year ended December 31, 2009, the value of the liability related to product guarantees decreased as an increase in interest rates and market values increased customer account balances and decreased the Company’s liability. As of December 31, 2009, the net realized gains attributable to credit risk were $5.0. For the year ended December 31, 2008, liabilities related to product guarantees increased as deterioration in the economic environment led to lower customer account balances and increased the Company’s liability.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

See the Organization & Significant Accounting Policies footnote for disclosure regarding the Company’s purpose for entering into derivatives and the policies on valuation and classification of derivatives. In addition, the Company’s derivatives are generally not accounted for using hedge accounting treatment under US GAAP, as the Company has not historically sought hedge accounting treatment. The Company enters into the following derivatives:

Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the Company’s fixed maturity portfolio, as well as the Company’s liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly.

Foreign exchange swaps: Foreign exchange swaps are used to reduce the risk of a change in the value, yield, or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for U.S. dollar cash flows at regular interim periods, typically quarterly or semi-annually.

Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract.

Forwards: Forwards are acquired to hedge the Company’s CMO-B portfolio against movements in interest rates, particularly mortgage rates. On the settlement date, the Company will either receive a payment (interest rate drops on purchased forwards or interest rate rises on sold forwards) or will be required to make a payment (interest rate rises on purchased forwards or interest rate drops on sold forwards).

Swaptions: Swaptions are used to manage interest rate risk in the Company’s collateralized mortgage obligations portfolio. Swaptions are contracts that give the Company the option to enter into an interest rate swap at a specific future date.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. A decrease in variable annuity account values would also result in lower fee income. A decrease in equity markets may also negatively impact the Company’s investment in equity securities. The futures income would serve to offset these effects. Futures contracts are also used to hedge against an increase in certain equity indices. Such increases may result in increased payments to contract holders of fixed indexed annuity contracts, and the futures income would serve to offset this increased expense. The underlying reserve liabilities are valued under ASC 820, ASC 815 and ASC 944. The change in reserve liabilities is recorded in Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

Interest rate caps: Interest rate caps are used to manage the interest rate risk in the Company’s fixed maturity portfolio. Interest rate caps are purchased contracts that are used by the Company to hedge annuity products in an increasing interest rate environment.

Managed Custody Guarantees: The Company issued certain credited rate guarantees on externally managed variable bond funds that represent stand alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates, and credit ratings/spreads.

Embedded derivatives: The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of December 31, 2009 and 2008.

	2009			2008
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value
Interest rate swaps(1)	5,909.4	$86.8	$(228.8)	7,207.2	$207.6	$(439.6)
Foreign exchange swaps(1)	199.5	-	(43.3)	199.5	3.1	(21.7)
Credit default swaps(1)	243.9	0.2	(53.6)	341.1	16.1	(75.0)
Forwards(1)	-	-	-	263.0	3.3	-
Swaptions(1)	90.7	0.5	-	2,521.5	5.1	-
Futures(1)	-	-	-	580.6	-	(7.8)
Interest rate caps(1)	3,750.0	41.5	(6.0)	-	-	-
Managed custody
guarantees(3)	N/A*	-	(6.0)	N/A*	-	(40.0)
Embedded derivatives:
Within securities(2)	N/A*	46.4	(0.1)	N/A*	123.7	-
Within retail annuity
products(3)	N/A*	-	-	N/A*	-	(180.0)
Total	10,193.5	$175.4	$(337.8)	11,112.9	$358.9	$(764.1)
* N/A - Not applicable.
(1)	The fair values of these derivatives are reported in Derivatives or Other liabilities on the Consolidated Balance Sheets.
(2)	The fair values of embedded derivatives within securities are reported in Fixed maturities, available-for-sale, on the
Consolidated Balance Sheets with the underlying instrument.
(3)	The fair values of embedded derivatives within retail annuity products and managed custody guarantees are reported in Future policy benefits and claim reserves on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the years ended December 31, 2009 and 2008.

	2009	2008
Interest rate swaps(1)	$(109.5)	$(198.4)
Foreign exchange swaps(1)	(23.3)	29.1
Credit default swaps(1)	(16.5)	(12.3)
Forwards(1)	13.1	27.2
Swaptions(1)	(4.9)	(6.2)
Futures(1)	(49.0)	(29.3)
Interest rate caps(1)	(0.1)	2.1
Managed custody guarantees(2)	34.0	(40.0)
Embedded derivatives:
Within securities(2)	(77.4)	82.0
Within retail annuity products(2)	185.4	(99.6)
Other	-	0.8
Total	$(48.2)	$(244.6)
(1)	Changes in value are included in Net realized capital losses on the Consolidated Statements of Operations.
(2)	Changes in value are included in Interest credited and other benefits to contractowners on the Consolidated
Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company has International Swaps and Derivatives Association, Inc. (“ISDA”) agreements with each counterparty with which it conducts business and tracks the collateral positions for each counterparty. To the extent cash collateral is received, it is included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets and is reinvested in short-term investments. The source of non-cash collateral posted was investment grade bonds of the entity. Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract. At December 31, 2009, the fair value of credit default swaps of $0.2 and

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

$53.6 was included in Derivatives and Other liabilities, respectively, on the Consolidated Balance Sheets. At December 31, 2008, the fair value of credit default swaps of $16.1 and $75.0 was included in Derivatives and Other liabilities, respectively, on the Consolidated Balance Sheets. As of December 31, 2009 and 2008, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $84.4 and $161.0, respectively.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings under current guidance and determined that consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary for any of the investments in VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. In addition, the Company may be exposed to the loss of asset management fees it receives for some of these structures. The carrying value of investments in VIEs of $0.1 at December 31, 2009 are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2009, 2008, and 2007.

Balance at January 1, 2007	$622.6
Deferrals of commissions and expenses	147.1
Amortization:
Amortization	(80.9)
Interest accrued at 5% to 7%	44.8
Net amortization included in the Consolidated Statements of Operations	(36.1)
Change in unrealized capital gains (losses) on available-for-sale securities	1.0
Implementation of ASC Topic 944-30	(6.0)
Balance at December 31, 2007	728.6
Deferrals of commissions and expenses	168.7
Amortization:
Amortization	(112.5)
Interest accrued at 5% to 7%	50.6
Net amortization included in the Consolidated Statements of Operations	(61.9)
Change in unrealized capital gains (losses) on available-for-sale securities	30.1
Balance at December 31, 2008	865.5
Deferrals of commissions and expenses	108.2
Amortization:
Amortization	(39.3)
Interest accrued at 5% to 7%	58.0
Net amortization included in the Consolidated Statements of Operations	18.7
Change in unrealized capital gains (losses) on available-for-sale securities	(90.6)
Balance at December 31, 2009	$901.8

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The estimated amount of DAC amortization expense, net of interest, is $17.8, $44.6, $49.8, $48.6, and $44.4, for the years 2010, 2011, 2012, 2013, and 2014, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Activity within VOBA was as follows for the years ended December 31, 2009, 2008, and 2007.

Balance at January 1, 2007	$1,340.2
Deferrals of commissions and expenses	40.5
Amortization:
Amortization	(177.3)
Interest accrued at 5% to 7%	84.2
Net amortization included in the Consolidated Statements of Operations	(93.1)
Change in unrealized capital gains (losses) on available-for-sale securities	2.9
Implementation of ASC Topic 944-30	(37.3)
Balance at December 31, 2007	1,253.2
Deferrals of commissions and expenses	33.3
Amortization:
Amortization	(144.2)
Interest accrued at 5% to 7%	77.2
Net amortization included in the Consolidated Statements of Operations	(67.0)
Change in unrealized capital gains (losses) on available-for-sale securities	613.0
Balance at December 31, 2008	1,832.5
Deferrals of commissions and expenses	40.4
Amortization:
Amortization	(170.5)
Interest accrued at 4% to 7%	72.2
Net amortization included in the Consolidated Statements of Operations	(98.3)
Change in unrealized capital gains (losses) on available-for-sale securities	(783.1)
Balance at December 31, 2009	$991.5

The estimated amount of VOBA amortization expense, net of interest, is $36.1, $64.0, $64.8, $59.2, and $53.0, for the years 2010, 2011, 2012, 2013, and 2014, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Analysis of DAC and VOBA

The decrease in Net amortization of DAC and VOBA for the year ended December 31, 2009, was primarily due to reduced amortization rates driven by an increase in estimated future gross profits due to the improvement in equity markets in 2009. This decline was partially offset by the impact of higher current year gross profits, primarily due to lower expenses and lower realized losses, which resulted in an increase in amortization.

The increase in Net amortization of DAC and VOBA for the year ended December 31, 2008, was primarily driven by unfavorable unlocking of $63.0 resulting from unfavorable equity market performance and the revisions of certain assumptions used in the estimation of gross profits.

5.	Dividend Restrictions and Shareholder’s Equity

ILIAC’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During 2007, ILIAC paid $145.0 in dividends on its common stock to its Parent. During 2009 and 2008, ILIAC did not pay any dividends to its Parent. On February 19, 2010, ILIAC paid a $203.0 dividend on its common stock to its Parent.

On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of Euro 10 billion. On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING America Insurance Holdings, Inc. (“ING AIH”), of which $365.0 was contributed to the Company. The contribution was comprised of the proceeds from the investment by the Dutch government and the redistribution of currently existing capital within ING. During 2008 and 2007, ILIAC did not receive any cash capital contributions from its Parent.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The State of Connecticut Insurance Department (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income (loss) was $271.6, $(428.4), and $245.5, for the years ended December 31, 2009, 2008, and 2007, respectively. Statutory capital and surplus was $1,762.1 and $1,524.6 as of December 31, 2009 and 2008, respectively. As specifically permitted by statutory accounting practices, statutory surplus as of December 31, 2008 included the impact of the $365.0 capital contribution received on February 24, 2009.

Effective December 31, 2009, the Company adopted Actuarial Guideline 43 – Variable Annuity Commissioners Annuity Reserve Valuation Method (“AG43”) for its statutory basis of accounting. The adoption of AG43 resulted in higher reserves than those calculated under previous standards by $97.9. Where the application of AG43 produces higher reserves than the Company had otherwise established under previous standards, the Company may request permission from the Department to grade-in the impact of higher reserve over a three year period. The Company elected this grade-in provision, as allowed under AG43 and as approved by the Department, which allows the Company to reflect the impact of adoption of $97.9 over a three year period. The impact of the grade-in for the year ended December 31, 2009 was a $32.6 increase in reserves and a corresponding decrease in statutory surplus.

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes, for its statutory basis of accounting. This statement requires the Company to calculate admitted deferred tax assets based upon what is expected to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement. If the Company’s risk-based capital levels, after reflecting the above limitation, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from what is expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement to 15%. Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion of or all of the gross deferred tax assets will not be realized. The effects on the Company’s 2009 financial statements of adopting this change in accounting principle at December 31, 2009 were increases to total assets and capital and surplus of $51.1. This adoption had no impact on total liabilities or net income.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2009, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.9 billion and $3.6, respectively. As of December 31, 2008, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $6.5 billion and $181.2, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2009 and 2008, was $6.9 billion and $6.5 billion, respectively.

7.	Income Taxes

ILIAC files a consolidated federal income tax return with ING AIH, an affiliate, and certain other subsidiaries of ING AIH. ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Income tax expense (benefit) consisted of the following for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Current tax expense (benefit):
Federal	$27.5	$(121.8)	$28.6
State	(0.9)	(18.1)	(9.0)
Total current tax expense (benefit)	26.6	(139.9)	19.6
Deferred tax expense:
Federal	23.0	31.6	36.4
Total deferred tax expense	23.0	31.6	36.4
Total income tax expense (benefit)	$49.6	$(108.3)	$56.0

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes and cumulative effect of change in accounting principle for the following reasons for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Income (loss) before income taxes and cumulative
effect of change in accounting principle	$403.5	$(1,138.5)	$274.4
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	141.2	(398.5)	96.0
Tax effect of:
Dividend received deduction	(2.6)	(15.5)	(26.2)
IRS audit settlement	(0.1)	(10.1)	-
State audit settlement	(1.2)	(12.6)	(21.8)
State tax expense	0.1	1.3	-
Tax valuation allowance	(92.2)	333.0	-
Other	4.4	(5.9)	8.0
Income tax expense (benefit)	$49.6	$(108.3)	$56.0

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2009 and 2008, are presented below.

	2009	2008
Deferred tax assets:
Insurance reserves	$140.0	$217.2
Net unrealized capital loss	-	503.8
Investments	255.6	294.7
Postemployment benefits	67.1	67.4
Compensation	46.3	42.5
Other	16.6	3.9
Total gross assets before valuation allowance	525.6	1,129.5
Less: valuation allowance	(202.5)	(333.0)
Assets, net of valuation allowance	323.1	796.5
Deferred tax liabilities:
Net unrealized capital gain	(55.3)	-
Value of business acquired	(347.0)	(653.3)
Deferred policy acquisition costs	(272.0)	(244.3)
Total gross liabilities	(674.3)	(897.6)
Net deferred income tax liability	$(351.2)	$(101.1)

Net unrealized capital gains and losses are presented as a component of other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2009 and 2008, the Company had a tax valuation allowance of $158.5 and $328.0, respectively, related to realized capital losses. The change from December 31, 2008 to December 31, 2009 consists of (a) $(92.2) related to realized capital losses which is included in Net income (loss) and (b) $(77.3) related to the adoption of new US GAAP guidance on impairments, as included in ASC Topic 320, which is reflected in Accumulated other comprehensive loss. Additionally, at December 31, 2009, the Company had a valuation allowance of $39.0 which is included in Accumulated other comprehensive loss. The Company had no valuation allowance at December 31, 2008. As of December 31, 2009, the tax valuation allowance on unrealized capital losses included $77.3, which was reclassified from beginning Retained earnings to Other comprehensive loss under ASC Topic 320. The Company has also established a $5.0 tax valuation allowance against foreign tax credits, the benefit of which is uncertain.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Tax Sharing Agreement

Under the intercompany tax sharing agreement, ILIAC had a receivable from ING AIH of $23.9 and $38.6 for federal income taxes as of December 31, 2009 and 2008, respectively.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended December 31, 2009 and 2008 are as follows:

	2009	2008
Balance at January 1	$22.1	$47.4
Additions for tax positions related to current year	0.9	2.4
Additions for tax positions related to prior years	3.5	2.2
Reductions for tax positions related to prior years	(13.3)	(20.7)
Reductions for settlements with taxing authorities	(0.4)	(9.2)
Balance at December 31	$12.8	$22.1

The Company had $24.8 and $23.1 of unrecognized tax benefits as of December 31, 2009 and 2008, respectively, which would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense (benefit) on the Balance Sheets and the Statements of Operations, respectively. The Company had accrued interest of $3.3 and $3.8 as of December 31, 2009 and 2008, respectively. The decrease in accrued interest during the year ended December 31, 2009 primarily related to the settlement of the 2001 through 2006 New York state audit.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Tax Regulatory Matters

The Company is currently under audit by the Internal Revenue Service (“IRS”) for tax years 2004 through 2009. It is anticipated that the IRS audit of tax years 2004 through 2008 will be finalized within the next twelve months. Upon finalization of the IRS examinations, it is reasonably possible that the unrecognized tax benefits will increase by up to $4.1. The timing of the payment of the remaining allowance of $16.9 cannot be reliably estimated. The Company and the IRS have agreed to participate in the Compliance Assurance Program (“CAP”) for tax year 2008 and 2009.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the dividend received deduction (“DRD”) on separate account assets held in connection with variable annuity and life insurance contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing, substance, and effective date of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

•	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan was amended and restated effective January 1, 2008. The Retirement Plan was amended on July 1, 2008, related to the admission of the employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America filed a request for a determination letter on the qualified status of the Retirement Plan, but has not yet received a favorable determination letter on the qualified status of the Retirement Plan. Additionally, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Company on or after January 1, 2009, would not be eligible to participate in the Retirement Plan.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $22.3, $14.0, and $17.2, for 2009, 2008, and 2007, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective January 1, 2008 and subsequently amended on July 1, 2008, with respect to the admission of employees from the acquisition of CitiStreet by Lion. ING North America filed a request for a determination letter on the qualified status of the Plan and received a favorable determination letter dated May 19, 2009. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $8.9, $10.3, and $10.1, for the years ended December 31, 2009, 2008, and 2007, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants begin accruing benefits under ING North America Serp. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2009 and 2008.

	2009	2008
Change in Projected Benefit Obligation:
Projected benefit obligation, January 1	$94.9	$85.6
Interest cost	5.3	5.2
Benefits paid	(13.4)	(11.6)
Post service cost-unrecognized	-	0.2
Actuarial gain on obligation	3.4	15.5
Projected benefit obligation, December 31	$90.2	$94.9

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Amounts recognized in the Consolidated Balance Sheets consist of:

	2009	2008
Accrued benefit cost	$(90.2)	$(94.9)
Accumulated other comprehensive income	21.1	20.0
Net amount recognized	$(69.1)	$(74.9)

At December 31, 2009 and 2008, the projected benefit obligation was $90.2 and $94.9, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2009 and 2008 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2009	2008
Discount rate at end of period	6.00%	6.00%
Rate of compensation increase	1.50%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve Liability Index), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 6.0% was the appropriate discount rate as of December 31, 2009, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by current US GAAP guidance for employers’ accounting for pensions, the 6.0% discount rate will also be used to determine the Company’s 2010 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2009	2008	2007
Discount rate	6.00%	6.50%	5.90%
Rate of increase in compensation levels	1.50%	4.00%	4.20%

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The weighted average assumptions used in calculating the net pension cost for 2009 were, as indicated above, a 6.0% discount rate and a 1.5% rate of compensation increase. Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2009, 2008, and 2007, were as follows:

	2009	2008	2007
Interest cost	$5.3	$5.2	$5.4
Net actuarial loss recognized in the year	2.1	-	0.7
Unrecognized past service cost recognized in the year	0.1	-	-
The effect of any curtailment or settlement	0.1	0.5	0.4
Net periodic benefit cost	$7.6	$5.7	$6.5

Cash Flows

In 2010, the employer is expected to contribute $10.5 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2010 through 2014, and thereafter through 2019, are estimated to be $10.5, $9.3, $8.9, $7.8, $6.8, and $26.5, respectively.

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America has made changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Stock Option and Share Plans

ING sponsors the ING Group Long Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Board of Directors to be granted options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement, which is signed by the participant when he or she accepts the award.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock, and, on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company recognized compensation expense for the leo options and performance shares of $3.7, $4.1, and $4.5, for the years ended December 31, 2009, 2008, and 2007, respectively.

For leo, the Company recognized tax benefits of $0.1, $0.7, and $3.2, in 2009, 2008, and 2007, respectively.

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

▪

The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay. A request for a determination letter on the qualified status of the ING 401(k) Plan for ILIAC Agents was filed with the IRS on January 1, 2008, but has not yet received a favorable determination letter on the qualified status of the Plan.

▪

The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

▪	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.
▪

Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The discontinued subsidy resulted in a release of a previously accrued immaterial liability for any active employees age 50 or older. The life

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

▪	The ING Americas Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.
▪	The ING Americas Deferred Compensation Savings Plan, which is a deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2009, 2008, and 2007, were $11.6, $13.2, and $12.7, respectively.

8.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2009, 2008, and 2007, expenses were incurred in the amounts of $35.9, $58.4, and $60.5, respectively.

▪

Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2009, 2008, and 2007, expenses were incurred in the amounts of $140.2, $175.3, and $167.9, respectively.

▪

Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2009, 2008, and 2007, net expenses related to the agreement were incurred in the amount of $26.3, $19.6, and $21.7, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL serves as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2009, 2008, and 2007, commissions were collected in the amount of $275.3, $622.5, and $568.4. Such commissions are, in turn, paid to broker-dealers.

▪

Services agreements with ING USA and RLNY, whereby DSL receives managerial and supervisory services and incurs a fee that is calculated as a percentage of average assets of each company’s variable separate accounts deposited in ING Investors Trust (“IIT”). On August 9, 2007, DSL and ING USA entered into an amendment to the service agreement effective July 31, 2007 to modify the method for calculating the compensation owed to ING USA under the service agreement. As a result of this amendment, DSL pays ING USA the total net revenue DSL earns as investment advisor of IIT which is attributable to ING USA deposits into IIT. For the years ended December 31, 2009, 2008, and 2007, expenses were incurred under these services agreements in the amount of $138.7, $156.2, and $124.4, respectively.

▪

Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of ING Investors Trust. For the years ended December 31, 2009, 2008, and 2007, expenses were incurred in the amounts of $12.5, $14.9, and $13.1, respectively.

Investment Advisory and Other Fees

Effective January 1, 2007, ILIAC’s investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”), was assigned to DSL. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $204.1, $245.1, and $312.7, (excludes fees paid to ING Investment Management Co.) in 2009, 2008, and 2007, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

DSL has been retained by IIT, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to IIT. Under the management agreement, DSL provides or arranges for the provision of all services necessary for the ordinary operations of IIT. DSL earns a monthly fee based on a percentage of average daily net assets of IIT. DSL has entered into an administrative services subcontract with ING Fund Services, LLC, an affiliate, pursuant to which ING Fund Services, LLC, provides certain management, administrative and other services to IIT and is compensated a portion of the fees received by DSL under the management agreement. For the years ended December 31, 2009, 2008, and 2007, revenue received by DSL under the management agreement (exclusive of fees paid to affiliates) was $270.0, $323.8, and $343.8, respectively. At December 31, 2009 and 2008, DSL had $25.3 and $18.6, respectively, receivable from IIT under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

ILIAC maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of ILIAC’s statutory net admitted assets, excluding Separate Accounts, as of the preceding December 31. Interest on any ILIAC borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, ILIAC incurred an immaterial amount of interest expense for the year ended December 31, 2009 and $0.2, and $3.9, for the years ended December 31, 2008 and 2007, respectively, and earned interest income of $1.0, $4.8, and $1.7, for the years ended December 31, 2009, 2008, and 2007, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. As of December 31, 2009, the Company had a $287.2 receivable from ING AIH and as of December 31, 2008, the Company had $13.0 due to ING AIH under the reciprocal loan agreement.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Note”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 Note from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the years ended December 31, 2009, 2008, and 2007 was $10.0, $11.1 and $11.1, respectively.

Tax Sharing Agreements

Effective January 1, 2006, ILIAC is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Property and Equipment Sale

During the second quarter of 2009, ING’s U.S. life insurance companies, including the Company, sold a portion of its property and equipment in a sale/leaseback transaction to an affiliate, ING North America. The fixed assets involved in the sale were capitalized assets generally depreciated over the expected useful lives and software in development. Since the assets were being depreciated using expected useful lives, the current net book value reasonably approximated the current fair value of the assets being transferred. The fixed assets sold to ING North America by the Company totaled $17.4.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

9.	Financing Agreements

Revolving Note Facility

ILIAC maintains a $50.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred no interest expense for the years ended December 31, 2009 and 2008, and minimal interest expense for the year ended December 31, 2007. At December 31, 2009 and 2008, ILIAC had no amounts outstanding under the revolving note facility.

Windsor Property Loan

As of June 1, 2007, the State of Connecticut, acting by the Department of Economic and Community Development (“DECD”), loaned ILIAC $9.9 (the “DECD Loan”) in connection with the development of the Windsor Property. The loan has a term of twenty years and bears an annual interest rate of 1.00%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, ILIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provides for loan forgiveness at varying amounts up to $5.0 if ILIAC and its affiliates meet certain employment thresholds at the Windsor Property during the term of the loan. ILIAC’s obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, ING North America.

On December 1, 2008, the DECD determined that the Company met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to the Company in accordance with the terms of the DECD Loan.

At both December 31, 2009 and 2008, the amount of the loan outstanding was $4.9, which was reflected in Notes payable on the Consolidated Balance Sheets.

Also see Financing Agreements in the Related Party Transactions footnote.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

10.	Reinsurance

At December 31, 2009, the Company had reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. At December 31, 2009, the Company did not have any outstanding cessions under any reinsurance treaties with affiliated reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contractowners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $11.6 and $11.0 were maintained for this contract as of December 31, 2009 and 2008, respectively.

Reinsurance ceded in force for life mortality risks were $18.6 billion and $19.6 billion at December 31, 2009 and 2008, respectively. At December 31, 2009 and 2008, net receivables were comprised of the following:

	2009	2008
Claims recoverable from reinsurers	$2,427.4	$2,506.6
Payable for reinsurance premiums	(0.7)	(0.9)
Reinsured amounts due to reinsurer	(0.7)	(0.4)
Other	0.3	0.3
Total	$2,426.3	$2,505.6

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Deposits ceded under reinsurance	$162.4	$174.4	$188.5
Premiums ceded under reinsurance	0.3	0.3	0.4
Reinsurance recoveries	339.8	309.0	419.7

11.	Commitments and Contingent Liabilities

Leases

Prior to December 31, 2008, the Company leased certain office space and certain equipment under various operating leases and paid substantially all expenses associated with its leased and subleased office properties. Any expenses not paid directly by the Company were paid for by an affiliate and allocated back to the Company. However, as of December 31, 2008, all of the Company’s expenses for leased and subleased office properties will be paid for by an affiliate and allocated back to the Company, as all operating leases were terminated or consolidated by ING AIH during the fourth quarter of 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2009, 2008, and 2007, rent expense for leases was $5.1, $6.1, and $17.7, respectively.

For more information on the lease terminations, see the Restructuring Charges footnote.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At December 31, 2009, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $305.1, of which $218.5 was with related parties. At December 31, 2008, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $353.3, of which $253.7 was with related parties. During 2009 and 2008, $46.8 and $81.3, respectively, was funded to related parties under off-balance sheet commitments.

Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements (“ISDA Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA. The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. As of December 31, 2009, the Company did not hold any cash collateral and as of December 31, 2008, the Company held $4.4, of cash collateral, which was included in Payables under securities loan agreement, including collateral held, on the Consolidated Balance Sheets. In addition, as of December 31, 2009 and 2008, the Company delivered collateral of $130.3 and $93.4, respectively, in fixed maturities pledged under derivatives contracts, which was included in Securities pledged on the Consolidated Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

Federal and state regulators, and self-regulatory agencies, are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); product administrative issues; and disclosure. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

12.	Restructuring Charges

2008 CitiStreet Integration

During the third quarter of 2008, integration initiatives began related to the acquisition of CitiStreet LLC, now known as ING Institutional Plan Services, LLC, by Lion, which provided significant operational and information technology efficiencies to ING’s U.S. retirement services businesses, including the Company, resulted in the recognition of integration and restructuring costs in 2008 and 2009. In addition, the Company implemented an expense reduction program for the purpose of streamlining its overall operations. The restructuring charges related to these expense reduction and integration initiatives include severance and other employee benefits and lease abandonment costs, which are included in Operating Expenses on the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The following table illustrates the restructuring reserves and charges for the years ended December 31, 2009 and 2008.

		2009	2008
Restructuring reserve beginning balance		$8.3	$-
	Restructuring charges:
	Employee severance and termination benefits(1)	5.1	11.2
	Future rent on non-cancelable leases(2)	-	1.5
	Total restructuring charges	5.1	12.7
	Intercompany charges and payments(3)	(0.4)	(2.5)
	Payments applied against reserve(4)	(10.5)	(1.9)
Restructuring reserve at December 31		$2.5	$8.3
(1)	Amounts represent charges to the Company for all severed employees that support the Company, including those
	within affiliates.
(2)	Amounts represent intercompany expense allocations from ING AIH. The expenses were allocated to the Company
	based upon the department that used the space, and the cash settlement occurred in January 2009 for 2008 expenses.
(3)	Amounts represent payments to ING affiliates for severance incurred by another ING entity for employees
	that supported the Company. Payments were made through ING's intercompany cash settlement process.
(4)	Amounts represent payments to employees of the Company.

2009 Expense and Staff Reductions

On January 12, 2009, ING announced expense and staff reductions across all U.S. operations, which resulted in the elimination of 87 current and open positions in the Company. Due to the staff reductions, curtailment of pension benefits occurred during the first quarter of 2009, which resulted in the recognition of an immaterial loss related to unrecognized prior service costs.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

13.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive loss as of December 31, 2009, 2008, and 2007.

	2009	2008	2007
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale, including
OTTI of $(46.7) and $(238.8) of cumulative effect
of change in accounting principle in 2009	$133.4	$(1,315.5)	$(64.5)
Equity securities, available-for-sale	12.8	(7.4)	6.3
DAC/VOBA adjustment on available-for-sale
securities including $134.0 of cumulative effect
of change in accounting principle in 2009	(88.8)	650.9	7.8
Sales inducements adjustment on
available-for-sale securities	0.2	2.4	0.2
Other investments	-	(0.3)	(0.7)
Less: allocation to experience-rated contracts	-	-	(16.4)
Unrealized capital gains (losses), before tax	57.6	(669.9)	(34.5)
Deferred income tax asset (liability) (includes $30.4
cumulative effect of change in accounting
principle in 2009)	(24.9)	205.8	12.1
Deferred tax asset valuation allowance (includes
$(77.3) cumulative effect of change in accounting
principle in 2009)	(39.0)	-	(6.4)
Net unrealized capital gains (losses)	(6.3)	(464.1)	(28.8)
Pension liability, net of tax	(8.7)	(18.0)	(5.0)
Accumulated other comprehensive loss	$(15.0)	$(482.1)	$(33.8)

On April 1, 2009, the Company adopted new US GAAP guidance on impairments, included in ASC Topic 320. As prescribed by this accounting guidance, noncredit impairments, reflecting the portion of the impairment between the present value of future cash flows and fair value, were recognized in Other comprehensive loss. As of December 31, 2009, net unrealized capital gains (losses) on available-for-sale fixed maturities included $46.7 of noncredit impairments. In addition, a cumulative transfer of noncredit impairments of $(151.7), after considering the effects of DAC of $134.0 and income taxes of $(46.9), was made from beginning retained earnings to Accumulated other comprehensive loss as of April 1, 2009.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

During 2009 and 2008, as a result of market conditions that resulted in large unrealized losses, the Company reflected net unrealized capital losses allocated to experience-rated contracts in Shareholder’s equity on the Consolidated Balance Sheets rather than Future policy benefits and claims reserves and no net unrealized losses were allocated to experience-rated contracts.

Changes in unrealized capital gains (losses) on securities, including securities pledged and noncredit impairments, and excluding those related to experience-rated contracts as recognized in Accumulated other comprehensive income (loss), reported net of DAC, VOBA, and income tax, were as follows for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Fixed maturities, available-for-sale	$1,448.9	$(1,251.0)	$(19.9)
Equity securities, available-for-sale	20.2	(13.7)	(11.8)
DAC/VOBA adjustment on
available-for-sale securities	(739.7)	643.1	3.9
Sales inducements adjustment on
available-for-sale securities	(2.2)	2.2	0.1
Premium deficiency reserve adjustment	-	-	37.5
Other investments	0.3	0.4	(1.5)
Less: allocation to experience-rated contracts	-	16.4	36.0
Unrealized capital gains (losses), before tax	727.5	(635.4)	(27.7)
Deferred income tax (liability) asset	(230.7)	193.7	9.7
Net change in unrealized capital gains (losses)	$496.8	$(441.7)	$(18.0)

Changes in unrealized capital gains (losses) on securities, including securities pledged and noncredit impairments, as recognized in Accumulated other comprehensive income (loss), reported net of DAC, VOBA, and income taxes, were as follows for the years ended December 31, 2009, 2008, and 2007.

	2009	2008	2007
Net unrealized capital holding gains (losses) arising
during the year (1)	$513.0	$(1,192.0)	$(66.9)
Less: reclassification adjustment for gains
(losses) and other items included in Net income (loss)(2)	16.2	(750.3)	(48.9)
Net change in unrealized capital gains (losses) on securities	$496.8	$(441.7)	$(18.0)

(1)	Pretax unrealized capital holding gains (losses) arising during the year were $751.2, $(1,714.8), and $(102.9), for the years ended December 31, 2009, 2008, and 2007, respectively.
(2)	Pretax reclassification adjustments for gains (losses) and other items included in Net income (loss) were $23.7,
$(1,079.4), and $(75.2), for the years ended December 31, 2009, 2008, and 2007, respectively.

The reclassification adjustments for gains (losses) and other items included in Net income (loss) in the above table are determined by specific identification of each security sold or impaired during the period.

The following table identifies the amount of noncredit impairments on fixed maturities recognized in Other comprehensive income (loss) as of the dates indicated.

		2009
Balance at April 1, 2009(1)		$-
	Additional noncredit impairments:
	On securities not previously impaired	53.0
	On securities previously impaired	0.3
	Reductions:
	Securities sold, matured, prepaid or paid down(2)	(0.8)
	Securities with additional credit impairments(2)	(5.8)
Balance at December 31, 2009		$46.7
(1)	New guidance on recognition and presentation of OTTI, included in ASC Topic 320, was adopted on April 1, 2009.
(2)	Represents realization of noncredit impairments to Net income (loss).

Form No. SAI.75962-10	ILIAC Ed. April 2010

VARIABLE ANNUITY ACCOUNT C
PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
(1)		Included in Part A:
Condensed Financial Information
(2)		Included in Part B:
Financial Statements of Variable Annuity Account C:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2009
		-	Statements of Operations for the year ended December 31, 2009
		-	Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Statements of Operations for the years ended December 31,
2009, 2008 and 2007
		-	Consolidated Balance Sheets as of December 31, 2009 and 2008
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2009, 2008 and 2007
		-	Consolidated Statements of Cash Flows for the years ended December 31,
2009, 2008 and 2007
		-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)		Resolution establishing Variable Annuity Account C • Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
033-75986), as filed on April 22, 1996.
	(2)		Not Applicable
	(3.1)		Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
	(3.2)		Underwriting Agreement dated November 17, 2006 between ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC • Incorporated by reference to
Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No.
033-75996), as filed on December 20, 2006.
	(4.1)		Variable Annuity Contract (G-TDA-HH(XC/M)) • Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 17, 1996.
	(4.2)		Variable Annuity Contract (G-TDA-HH(XC/S)) • Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 17, 1996.

(4.3)	Variable Annuity Certification (GTCC-HH(XC/M)) • Incorporated by reference to
Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 17, 1998.
(4.4)	Endorsement E-403bR-09 to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S)
and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective
Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 9, 2009.
(4.5)	Endorsement E-403bTERM-08 to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 9, 2009.
(4.6)	Variable Annuity Certificate (GTCC-HH(XC/S)) • Incorporated by reference to Post-
Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 17, 1998.
(4.7)	Variable Annuity Contract GAGOV-98(NY) • Incorporated by reference to Post-
Effective Amendment No. 39 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on December 17, 2004.
(4.8)	Endorsement (EGET-IC(R)NY) to Contracts G-TDA-HH(XC/M) and
G-TDA-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 12,
1996.
(4.9)	Endorsement (ENYSUTMF97) to Contract G-TDA-HH(XC/M) • Incorporated by
reference to Post-Effective Amendment No. 11 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on April 14, 1997.
(4.10)	Endorsement (ENYSUTMF97(S)) to Contract G-TDA-HH(XC/S) • Incorporated by
reference to Post-Effective Amendment No. 11 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on April 14, 1997.
(4.11)	Endorsement (EGAA(5/98) NY) to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated
by reference to Post-Effective Amendment No. 14 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on April 17, 1998.
(4.12)	Endorsement (EG403-GIE-98)-XC to Contract G-TDA-HH(XC/M) and Certificate
GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September
10, 1998.
(4.13)	Endorsement (EG403-GI-98) to Contract G-TDA-HH(XC/M) and Certificate GTCC-
HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on September 15,
1998.
(4.14)	Endorsement (EGET-99) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) •
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

(4.15)	Endorsement (ENYS-XC/M-00) to Contract G-TDA-HH(XC/M) and Certificate
G-TDA-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form S-1 (File No. 033-75962), as filed on April 13,
2000.
(4.16)	Endorsement (ENYS-XC/S-00) to Contract G-TDA-HH(XC/S) and Certificate
G-TDA-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form S-1 (File No. 033-75962), as filed on April 13,
2000.
(4.17)	Endorsement (EGSF-IB(XC/M)) to Contract G-TDA-HH(XC/M) and Certificate
GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 6,
2000.
(4.18)	Endorsement (EGAA-ID(XC)) to Contract G-TDA-HH(XC/S) and Certificate
GTCC-HH(XC/S) • Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 6,
2000.
(4.19)	Endorsement EDSC-94(XC/M) to Contract G-TDA-HH(XC/M) and Certificate
GTCC-HH(XC/M) • Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December
13, 2000.
(4.20)	Endorsement (ENYS-AR-01) to Contracts G-TDA-HH(XC/M) and
G-TDA-HH(XC/S) and Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) •
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(4.21)	Endorsement EEGTRRA-HEG(01) to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) •
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(4.22)	Endorsement E-LOANSBA(1/02) to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) •
Incorporated by reference to Post-Effective Amendment No. 39 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on December 17, 2004.
(4.23)	Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by
reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-
4 (File No. 033-75962), as filed on December 17, 2004.
(4.24)	Endorsements ENMCHG(05/02) and ENMCHG1(05/02) for name change •
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(4.25)	Variable Annuity Contract Certificate GAGOVC-98(NY) • Incorporated by reference to Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No.
033-75962), as filed on December 17, 2004.

(4.26)	Endorsement EGOVCC-NYS-03 to Contract GAGOV-98(NY) and Contract
Certificate GAGOVC-98(NY) • Incorporated by reference to Post-Effective
Amendment No. 39 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on December 17, 2004.
(4.27)	Roth 403(b) Endorsement - E-ROTH403B-M-05 to Contract G-TDA-HH(XC/M) and
Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective
Amendment No. 43 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 11, 2006.
(4.28)	Roth 403(b) Endorsement - E-ROTH403B-S-05 to Contract G-TDA-HH(XC/S) and
Certificate GTCC-HH(XC/S) • Incorporated by reference to Post-Effective
Amendment No. 43 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 11, 2006.
(4.29)	Endorsement E-NYSUTDB-06 • Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on September 27, 2006.
(4.30)	Endorsement E-LNDFLT (1/04) to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Contract Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) •
Incorporated by reference to Post-Effective Amendment No. 48 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 10, 2007.
(4.31)	Endorsement ENYSTINTM (9/04) to Contract G-TDA-HH(XC/M) and Contract
Certificate GTCC-HH(XC/M) • Incorporated by reference to Post-Effective
Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 10, 2007.
(4.32)	Endorsement ENYSTINTS (9/04) to Contract G-TDA-HH(XC/S) and Contract
Certificate GTCC-HH(XC/S) • Incorporated by reference to Post-Effective
Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 10, 2007.
(4.33)	Endorsement ENYSUTBEN 97 to Contracts G-TDA-HH(XC/M) and G-TDA-
HH(XC/S) and Contract Certificate GTCC-HH(XC/S) • Incorporated by reference to
Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 10, 2007.
(4.34)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (MGWB)-(E-
MGWB-07) to Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract
Certificates GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to
Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No.
033-75962), as filed on July 27, 2007.

(4.35)	Rider Schedule to Minimum Guaranteed Withdrawal Benefit (E-MGWB-07 SCH) to
Contracts G-TDA-HH(XC/M) and G-TDA-HH(XC/S) and Contract Certificates
GTCC-HH(XC/M) and GTCC-HH(XC/S) • Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.
(5.1)	Variable Annuity Contract Application (300-GTD-NY(5/98)) • Incorporated by
reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-
4 (File No. 033-75962), as filed on September 15, 1998.
(5.2)	Variable Annuity Contract Application (300-AD457-98(X)) to Contract GAGOV-
98(NY) and Contract Certificate GAGOVC-98(NY) • Incorporated by reference to
Post-Effective Amendment No. 39 to Registration Statement on Form N-4 (File No.
033-75962), as filed on December 17, 2004.
(5.3)	Variable Annuity Contract Application (300-TDA-HH-09 (XC)) to Contract TDA-
HH(XC/M), G-TDA-HH(XC/S) and Contract Certificate GTCC-HH(XC/M)
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of
ING Life Insurance and Annuity Company • Incorporated by reference to ING Life
Insurance and Annuity Company Annual Report on Form 10-K (File No. 033-23376),
as filed on March 31, 2008.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007 • Incorporated by reference to the ING Life Insurance and
Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on
March 31, 2008.
(7)	Not Applicable
(8.1)	(Retail) Participation Agreement dated as of October 1, 2000 by and among AIM
Equity Funds, AIM Distributors, Inc., and Aetna Life Insurance and Annuity
Company • Incorporated by reference to Registration Statement on Form N-4 (File
No. 333-105479), as filed on May 22, 2003.
(8.2)	(Retail) Amendment No. 1 dated January 1, 2003 to Participation Agreement dated as of October 1, 2000 by and among AIM Equity Funds, AIM Distributors, Inc., and
ING Life Insurance and Annuity Company (f/k/a Aetna Life Insurance and Annuity
Company) • Incorporated by reference to Post-Effective Amendment No. 2 to
Registration Statement on Form N-4 (File No. 333-105479), as filed on April 21,
2004.
(8.3)	Fund Participation Agreement dated June 30, 1998 by and among AIM Variable
Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity
Company • Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
(8.4)	Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30,
1998 by and among AIM Variable Insurance Funds (formerly AIM Variable
Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity
Company • Incorporated by reference to Post-Effective Amendment No. 24 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

(8.5)	First Amendment dated November 17, 2000 to Participation Agreement dated June
30, 1998 by and among AIM Variable Insurance Funds, (formerly AIM Variable
Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity
Company • Incorporated by reference to Post-Effective Amendment No. 24 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
(8.6)	Amendment dated as of July 12, 2002 to Participation Agreement dated as of June 30,
1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM
Variable Insurance Funds, A I M Distributors, Inc., Aetna Life Insurance and Annuity
Company and Aetna Investment Services, LLC • Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 13, 2004.
(8.7)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and
Annuity Company and AIM Advisors, Inc. • Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
56297), as filed on August 4, 1998.
(8.8)	First Amendment dated October 1, 2000 to the Service Agreement dated June 30,
1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. •
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
(8.9)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.10)	(Retail) Amended and Restated Selling and Services Agreement and Fund
Participation Agreement entered into as of May 1, 2008 between ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and Fred Alger & Company,
Incorporated • Incorporated by reference to Post-Effective Amendment No. 54 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(8.11)	(Retail) First Amendment dated February 5, 2009 to the Amended and Restated
Selling and Services Agreement and Fund Participation Agreement dated as of May 1,
2008 between ING Life Insurance and Annuity Company, ING Financial Advisers,
LLC and Fred Alger & Company, Incorporated • Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 9, 2009.

(8.12)	(Retail) Second Amendment dated as of October 1, 2009 to the Amended and
Restated Selling and Services Agreement and Fund Participation Agreement dated as of May 1, 2008, as amended, between ING Life Insurance and Annuity Company,
ING Institutional Plan Services, LLP, ING Financial Advisers, LLC and Fred Alger &
Company, Incorporated • Incorporated by reference to Post-Effective Amendment No.
56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December
18, 2009.
(8.13)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fred Alger & Company, Incorporated, ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9,
2009.
(8.14)	(Retail) Selling and Services Agreement and Fund Participation Agreement between
ING Life Insurance and Annuity Company and Saturna Brokerage Services Inc.
(Amana Funds) • Incorporated by reference to Post-Effective Amendment No. 53 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on August 18,
2008.
(8.15)	Rule 22c-2 Agreement dated May 1, 2008 between Saturna Brokerage Services, Inc.
(Amana Funds), ING Life Insurance and Annuity Company, ING National Trust, ING
USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company,
ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance
Company and Systematized Benefits Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-4 (File No.
333-01107), as filed on August 18, 2008.
(8.16)	(Retail) Fund Participation Agreement dated as of July 1, 2000 between Aetna Life
Insurance and Annuity Company, American Century Services Corporation and
American Century Investment Services, Inc. • Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.
(8.17)	(Retail) Amendment No. 1 effective November 7, 2003 to Fund Participation
Agreement dated as of July 1, 2000 between ING Life Insurance and Annuity
Company and American Century Investment Services, Inc. • Incorporated by
reference to Post-Effective Amendment No. 37 to Registration Statement on Form N-
4 (File No. 033-75962), as filed on April 13, 2004.
(8.18)	(Retail) Amendment No. 2 effective October 1, 2004 to Fund Participation Agreement between ING Life Insurance and Annuity Company and American Century
Investment Services • Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 10,
2007.

(8.19)	(Retail) Amendment No. 3 effective April 1, 2007 to Fund Participation Agreement between ING Life Insurance and Annuity Company, American Century Investment
Services, Inc. and American Century Services, LLC • Incorporated by reference to
Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No.
333-105479), as filed on April 11, 2008.
(8.20)	(Retail) Selling and Services Agreement dated July 1, 2000 by and among Aetna
Investment Services, Inc., Aetna Life Insurance and Annuity Company and American
Century Investment Services • Incorporated by reference to Post-Effective
Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 10, 2007.
(8.21)	(Retail) Amendment No. 1 effective November 7, 2003 to the Selling and Services
Agreement dated July 1, 2000 by and among ING Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING Life Insurance and Annuity
Company (formerly known as Aetna Life Insurance and Annuity Company) and
American Century Investment Services, Inc. • Incorporated by reference to Post-
Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 10, 2007.
(8.22)	(Retail) Amendment No. 2 effective October 1, 2004 to the Selling and Services
Agreement dated July 1, 2000 and amended on November 7, 2003 by and among ING
Financial Advisers, LLC (formerly known as Aetna Investment Services, Inc.), ING
Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and
Annuity Company) and American Century Investment Services, Inc. • Incorporated
by reference to Post-Effective Amendment No. 48 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on April 10, 2007.
(8.23)	(Retail) Amendment No. 3 effective April 1, 2007 to the Selling and Services
Agreement dated July 1, 2000 and amended on November 7, 2003 and October 1,
2004 by and among ING Financial Advisers, LLC (formerly known as Aetna
Investment Services, Inc.), ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), American Century
Investment Services, Inc. and American Century Services, LLC • Incorporated by
reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-
4 (File No. 333-105479), as filed on April 11, 2008.
(8.24)	(Retail) Fourth Amendment dated as of April 6, 2009 to the Selling and Services
Agreement dated July 1, 2000 as amended on November 7, 2003, October 1, 2004 and
April 1, 2007 by and between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company), ING Institutional Plan
Services, LLP, ING Financial Advisers, LLC (formerly known as Aetna Investment
Services, Inc.), American Century Investment Services, Inc. and American Century
Services, LLC • Incorporated by reference to Post-Effective Amendment No. 56 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18,
2009.

(8.25)	Rule 22c-2 Agreement dated April 4, 2007 and is effective as of October 16, 2007 between American Century Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.26)	(Retail) Selling and Services Agreement and Fund Participation Agreement dated
October 5, 2006 among ING Life Insurance and Annuity Company, ING Financial
Advisers, LLC and BlackRock Distributors, Inc. • Incorporated by reference to Post-
Effective Amendment No. 54 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 9, 2009.
(8.27)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 between BlackRock Distributors, Inc., ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Post-Effective Amendment No. 54 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 9, 2009.
(8.28)	Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly
Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna
Life Insurance and Annuity Company • Incorporated by reference to Post-Effective
Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 19, 1998.
(8.29)	Service Agreement dated December 1, 1997 between Calvert Asset Management
Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by
reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4
(File No. 333-01107), as filed on February 19, 1998.
(8.30)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.

(8.31)	(Retail) Participation Agreement dated as of January 1, 2003 by and among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, American Funds Distributors, Inc. and American
Funds Service Company • Incorporated by reference to Post-Effective Amendment
No. 42 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 16, 2005.
(8.32)	(Retail) First Amendment is made and entered into as of January 3, 2006 to the
Participation Agreement dated January 1, 2003 by and among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, American Funds Distributors, Inc. and American Funds
Service Company • Incorporated by reference to Post-Effective Amendment No. 47 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on November 21,
2006.
(8.33)	(Retail) Second Amendment effective as of November 1, 2006 to Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, by and among
American Funds Distributors, Inc., American Funds Service Company, ING Life
Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar
Life Insurance Company of New York • Incorporated by reference to Post-Effective
Amendment No. 46 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on February 15, 2008.
(8.34)	(Retail) Third Amendment effective as of February 1, 2007 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006 and on
November 1, 2006, by and among American Funds Distributors, Inc., American Funds
Service Company, ING Life Insurance and Annuity Company, ReliaStar Life
Insurance Company and ReliaStar Life Insurance Company of New York •
Incorporated by reference to Post-Effective Amendment No. 46 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 15, 2008.
(8.35)	(Retail) Fourth Amendment effective as of October 1, 2008 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, November 1,
2006 and February 1, 2007, by and among American Funds Distributors, Inc.,
American Funds Service Company, ING Life Insurance and Annuity Company,
ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New
York • Incorporated by reference to Post-Effective Amendment No. 54 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on November 18, 2008.
(8.36)	(Retail) Fifth Amendment effective as of January 30, 2009 to the Participation
Agreement dated January 1, 2003, and as amended on January 3, 2006, November 1,
2006, February 1, 2007 and October 1, 2008, by and among American Funds
Distributors, Inc., American Funds Service Company, ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance
Company of New York • Incorporated by reference to Post-Effective Amendment No.
54 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 9,
2009.

(8.37)	(Retail) Sixth Amendment effective May 1, 2009 to the Participation Agreement dated
January 1, 2003, and as amended on January 3, 2006, November 1, 2006, February 1,
2007, October 1, 2008 and January 30, 2009, by and among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, American Funds Distributors, Inc. and American Funds
Service Company
(8.38)	(Retail) Selling Group Agreement among American Funds Distributors, Inc. and
Aetna Investment Services, Inc. dated June 30, 2000 • Incorporated by reference to
Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 16, 2005.
(8.39)	(Retail) Supplemental Selling Group Agreement by and among American Funds
Distributors, Inc. and Aetna Investment Services, Inc. dated June 30, 2000 •
Incorporated by reference to Post-Effective Amendment No. 42 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 16, 2005.
(8.40)	(Retail) Omnibus addendum (R shares) dated February 6, 2004 to the Selling Group
Agreement dated June 30, 2000 and effective January 1, 2003 between American
Funds Distributors, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 42 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 16, 2005.
(8.41)	Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on
October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.42)	(Retail) Fund Participation Agreement dated as of August 15, 2000 by and between
Federated Services Company, Federated Securities Corp., Wachovia Bank, N.A. and
Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.
(8.43)	(Retail) Shareholder Services Agreement dated October 4, 1999 between Federated
Administrative Services for The Wachovia Funds and The Wachovia Municipal Funds
and Aetna Investment Services, Inc. • Incorporated by reference to Post-Effective
Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 13, 2000.
(8.44)	(Retail) First Amendment dated August 15, 2000 to the Shareholder Services
Agreement by and among Aetna Investment Services, Inc. and Federated
Administrative Services • Incorporated by reference to Post-Effective Amendment
No. 23 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 13, 2000.

(8.45)	Rule 22c-2 Agreement dated April 16, 2007 and effective October 16, 2007 among
Evergreen Service Company, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.46)	Amended and Restated Participation Agreement as of June 26, 2009 by and among
ING Life Insurance and Annuity Company, Fidelity Distributors Corporation,
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable
Insurance Products Fund III, Variable Insurance Products Fund IV and Variable
Insurance Products Fund V • Incorporated by reference to Post-Effective Amendment
No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on
December 18, 2009.
(8.47)	First Amendment as of June 26, 2009 to Participation Agreement as of June 26, 2009
by and among ING Life Insurance and Annuity Company, Fidelity Distributors
Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II,
Variable Insurance Products Fund III, Variable Insurance Products Fund IV and
Variable Insurance Products Fund V • Incorporated by reference to Post-Effective
Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on December 18, 2009.
(8.48)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable
Insurance Products Fund I, Variable Insurance Products Fund II, Variable Insurance
Product Fund V and Fidelity Distributors Corporation • Incorporated by reference to
Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No.
033-75962), as filed on July 27, 2007.
(8.49)	Service Agreement effective as of June 1, 2002 by and between Fidelity Investments
Institutional Operations Company, Inc. and ING Financial Advisers, LLC •
Incorporated by reference to Post-Effective Amendment No. 33 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.
(8.50)	Service Contract effective as of June 1, 2002 and amended on June 20, 2003 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation • Incorporated by reference to Post-Effective Amendment
No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on
August 5, 2004.
(8.51)	First Amendment effective April 1, 2005 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 • Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.

(8.52)	Second Amendment effective April 1, 2006 to Service Contract between Fidelity
Distributors Corporation and ING Financial Advisers, Inc. dated June 1, 2002 and amended on June 20, 2003 and April 1, 2005 • Incorporated by reference to Post-
Effective Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on November 21, 2006.
(8.53)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.54)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York and Directed Services, Inc. • Incorporated by reference to
Post-Effective Amendment No. 17 to Registration Statement on Form N-4 (File No.
333-85618), as filed on February 1, 2007.
(8.55)	Amendment effective June 5, 2007 to Amended and Restated Participation Agreement
as of December 30, 2005 by and among Franklin Templeton Variable Insurance
Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and
Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and Directed
Services, LLC • Incorporated by reference to Pre-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.
(8.56)	Amended and Restated Administrative Services Agreement executed as of October 3,
2005 between Franklin Templeton Services, LLC, ING Life Insurance and Annuity
Company, ING Insurance Company of America, ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company • Incorporated by
reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-
4 (File No. 033-81216), as filed on April 11, 2006.
(8.57)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York • Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.

(8.58)	Participation Agreement dated April 30, 2003 among ING Life Insurance and Annuity
Company, The GCG Trust (renamed effective May 1, 2003, ING Investors Trust) and
Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No.
54 to Registration Statement on Form N-1A (File No. 033-23512), as filed on August
1, 2003.
(8.59)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and
Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No.
47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.60)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services,
LLC • Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.61)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to
be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and
Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC) to
Participation Agreement dated November 28, 2001 • Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 8, 2002.
(8.62)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC to the Participation Agreement
dated as of November 28, 2001 and subsequently amended on March 5, 2002 •
Incorporated by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.63)	Amendment dated November 1, 2004 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002 and May 1, 2003 • Incorporated by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on
April 1, 2005.
(8.64)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.

(8.65)	Amendment dated August 31, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated November 28, 2001 and subsequently amended on March 5,
2002, May 1, 2003, November 1, 2004 and April 29, 2005 • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No.
033-81216), as filed on April 11, 2006.
(8.66)	Amendment dated December 7, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, and August 31, 2005 •
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.67)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial
Advisers, LLC dated as of November 28, 2001 and subsequently amended on March
5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005 and
December 7, 2005 • Incorporated by reference to Registration Statement on Form N-4
(File No. 333-134760), as filed on June 6, 2006.
(8.68)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company
• Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.69)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company
(to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement (Service Class Shares) dated November 27,
2001 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.70)	Amendment dated May 1, 2003 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, as amended on March 5, 2002 • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-
4 (File No. 033-75988), as filed on April 10, 2003.

(8.71)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May
1, 2003 • Incorporated by reference to Initial Registration Statement on Form N-4
(File No. 333-134760), as filed on June 6, 2006.
(8.72)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by reference to Post-Effective Amendment No.
32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11,
2006.
(8.73)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement
(Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and
Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1,
2003, November 1, 2004 and April 29, 2005 • Incorporated by reference to Initial
Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6, 2006.
(8.74)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003,
November 1, 2004, April 29, 2005 and December 7, 2005 • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6,
2006.
(8.75)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. • Incorporated by reference to Registration Statement on Form N-4
(File No. 333-56297), as filed on June 8, 1998.
(8.76)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to
Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No.
333-56297), as filed on December 14, 1998.

(8.77)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16,
2000.
(8.78)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and
Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 4, 2000.
(8.79)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February
11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 4, 2000.
(8.80)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated
by reference to Post-Effective Amendment No. 24 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on April 13, 2001.

(8.81)	Sixth Amendment dated June 19, 2001 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity
Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series •
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.82)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable
Portfolios, Inc. on behalf of each of its series • Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.83)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.84)	Second Amendment dated February 11, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-
Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.
(8.85)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1,
1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and
Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on April 4, 2000.

(8.86)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment
Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11,
2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life
Insurance and Annuity Company in connection with the sale of shares of Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.87)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim
Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 26 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.
(8.88)	Amendment dated August 30, 2002 between ING Life Insurance and Annuity
Company, ING Variable Products Trust (formerly known as Pilgrim Variable
Products Trust) and ING Funds Distributor to Fund Participation Agreement dated
May 1, 2001 • Incorporated by reference to Post-Effective Amendment No. 28 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.89)	Administrative and Shareholder Services Agreement dated April 1, 2001 between
ING Funds Services, LLC and ING Life Insurance and Annuity Company
(Administrator for ING Variable Products Trust) • Incorporated by reference to Post-
Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 033-
75988), as filed on April 10, 2003.
(8.90)	(Retail) Fund Participation Agreement dated January 29, 2001 by and among Aetna
Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. • Incorporated
by reference to Post-Effective Amendment No. 41 to Registration Statement on Form
N-4 (File No. 033-75988), as filed on April 8, 2008.
(8.91)	(Retail) Selling and Services Agreement dated January 29, 2001 by and among Aetna
Investment Services, LLC, Aetna Life Insurance and Annuity Company and ING
Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No.
41 to Registration Statement on Form N-4 (File No. 033-75988), as filed on April 8,
2008.
(8.92)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16,
2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.93)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series
Fund, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by
reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-
4 (File No. 333-01107), as filed on October 26, 2001.

(8.94)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Fund
Participation Agreement effective as of July 20, 2001 among ING Life Insurance and
Annuity Company (formerly Aetna Life Insurance and Annuity Company), Lord
Abbett Series Fund, Inc. and Lord Abbett Distributor LLC • Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No.
333-01107), as filed on December 18, 2009.
(8.95)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna
Life Insurance and Annuity Company • Incorporated by reference to Post-Effective
Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on October 26, 2001.
(8.96)	First Amendment dated April 30, 2009 and effective as of May 1, 2005 to Service
Agreement effective as of July 20, 2001 between ING Life Insurance and Annuity
Company (formerly Aetna Life Insurance and Annuity Company) and Lord Abbett
Series Fund, Inc. • Incorporated by reference to Post-Effective Amendment No. 56 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18,
2009.
(8.97)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company and Systematized Benefits Administrators Inc. •
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(8.98)	(Retail) Fund Participation Agreement dated August 15, 2000 between Oppenheimer and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-
Effective Amendment No. 23 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 13, 2000.
(8.99)	(Retail) Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. • Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.100)	(Retail) Selling and Services Agreement and Fund Participation Agreement as of
October 15, 2009 by and among ING Life Insurance and Annuity Company, ING
Institutional Plan Services, LLC, ING Financial Advisers, LLC, Pax World Funds
Series Trust I and ALPS Distributors, Inc., • Incorporated by reference to Post-
Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on December 18, 2009.

(8.101)	(Retail) Rule 22c-2 Agreement dated October 15, 2009 between ALPS Distributors,
Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar
Life Insurance Company of New York and Systematized Benefits Administrators Inc
• Incorporated by reference to Post-Effective Amendment No. 56 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13.1)	Powers of Attorney
(13.2)	Authorization for Signatures • Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as
filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*

Name and Principal	Positions and Offices with
Business Address	Depositor
Catherine H. Smith[1]	President and Director
Thomas J. McInerney[1]	Director and Chairman
Donald W. Britton[2]	Director
Robert G. Leary[3]	Director
Ewout L. Steenbergen[3]	Director, Executive Vice President and Chief
Financial Officer
Lynne R. Ford[3]	Executive Vice President
Michael S. Smith[4]	Director
Steven T. Pierson[2]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[1]	Senior Vice President and Chief Actuary
Boyd G. Combs[2]	Senior Vice President, Tax
Brian D. Comer[1]	Senior Vice President
Ralph R. Ferraro[1]	Senior Vice President
Richard T. Mason[1]	Senior Vice President
Shaun P. Mathews[5]	Senior Vice President
David S. Pendergrass[2]	Senior Vice President and Treasurer
Stephen J. Preston[4]	Senior Vice President
Mark B. Kaye[1]	Senior Vice President
Timothey T. Matson[4]	Senior Vice President
Ronald R. Barhorst[1]	Vice President
Bradley E. Barks[2]	Vice President
M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Jeoffrey A. Block[6]	Vice President
Dianne Bogoian[1]	Vice President

Name and Principal	Positions and Offices with
Business Address	Depositor
Mary A. Broesch[4]	Vice President and Actuary
Cynthia M. Brooks[2]	Vice President
Kevin P. Brown[1]	Vice President
Anthony V. Camp[1]	Vice President
Kevin L. Christensen[6]	Vice President
Nancy D. Clifford[1]	Vice President
Ida I. Colon[1]	Vice President and Chief Compliance Officer
Matthew L. Condos[1]	Vice President and Actuary
Patricia M. Corbett[6]	Vice President
Kimberly Curley[7]	Vice President and Actuary
William Delahanty[2]	Vice President
Joseph Elmy[2]	Vice President, Tax
Patricia L. Engelhardt[1]	Vice President
Ronald E. Falkner[1]	Vice President, Corporate Real Estate
John P. Foley[2]	Vice President, Investments
Julie A. Foster[6]	Vice President
Molly A. Garrett[1]	Vice President
Robert A. Garrey[1]	Vice President
Lisa S. Gilarde[1]	Vice President
Brian K. Haendiges[1]	Vice President
Daniel P. Hanlon[1]	Vice President
Terry D. Harrell	Vice President
7695 N. High Street
Columbus, OH 43235

Name and Principal	Positions and Offices with
Business Address	Depositor
Christine Hurtsellers[2]	Vice President
Mark E. Jackowitz	Vice President
22 Century Hill Drive, Suite 101
Latham, NY 12110
William S. Jasien	Vice President
12701 Fair Lakes Circle, Ste. 470
Fairfax, VA 22033
David A. Kelsey[1]	Vice President
Kenneth E. Lacy[2]	Vice President
Richard K. Lau[4]	Vice President and Actuary
William H. Leslie, IV1	Vice President and Actuary
Frederick C. Litow[2]	Vice President
Laurie A. Lombardo[1]	Vice President
William L. Lowe[1]	Vice President
Alan S. Lurty[4]	Vice President
Christopher P. Lyons[2]	Vice President, Investments
Gilbert E. Mathis[2]	Vice President, Investments
Gregory R. Michaud[2]	Vice President, Investments
Paul L. Mistretta[2]	Vice President
Pamela L. Mulvey[1]	Vice President
Brian J. Murphy[1]	Vice President
Michael J. Murphy[4]	Vice President
Todd E. Nevenhoven[6]	Vice President
Tracey Polsgrove[1]	Vice President and Actuary
Deborah J. Prickett[6]	Vice President

Name and Principal	Positions and Offices with
Business Address	Depositor
Robert A. Richard[1]	Vice President
Linda E. Senker[4]	Vice President, Compliance
Spencer T. Shell[2]	Vice President, Assistant Treasurer and Assistant
Secretary
Frank W. Snodgrass	Vice President
9020 Overlook Blvd.
Brentwood, TN 37027
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
Carl P. Steinhilber[1]	Vice President
Sandra L. Stokley[6]	Vice President
Alice Su4	Vice President and Actuary
Lisa A. Thomas[1]	Vice President and Appointed Actuary
Eugene M. Trovato[1]	Vice President
Mary A. Tuttle[7]	Vice President
William J. Wagner[7]	Vice President
Kurt W. Wassenar[2]	Vice President, Investments
Christopher R. Welp[6]	Vice President
Mary Bebe Wilkinson[3]	Vice President
Kristi L. Wohlwend[6]	Vice President, Compliance
Scott N. Shepherd[1]	Actuary
Joy M. Benner[8]	Secretary
Armand Aponte[3]	Assistant Secretary
Eric G. Banta[7]	Assistant Secretary
Jane A. Boyle[1]	Assistant Secretary

Name and Principal	Positions and Offices with
Business Address	Depositor
Linda H. Freitag[2]	Assistant Secretary
Beth Halberstadt[9]	Assistant Secretary
Daniel F. Hinkel[2]	Assistant Secretary
Joseph D. Horan[2]	Assistant Secretary
Megan A. Huddleston[1]	Assistant Secretary
Rita J. Kummer[2]	Assistant Secretary
Susan A. Masse[1]	Assistant Secretary
Terri W. Maxwell[2]	Assistant Secretary
James M. May, III[2]	Assistant Secretary
James Mayer[9]	Assistant Secretary
Tina M. Nelson[8]	Assistant Secretary
Melissa A. O’Donnell[8]	Assistant Secretary
Randall K. Price[7]	Assistant Secretary
Patricia M. Smith[1]	Assistant Secretary
Susan M. Vega[8]	Assistant Secretary
Diane I. Yell[10]	Assistant Secretary
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is One Orange Way
Windsor, Connecticut 06095.
2	The principal business address of this director and these officers is 5780 Powers Ferry Road,
N.W., Atlanta, Georgia 30327.
3	The principal business address of these directors and these officers is 230 Park Avenue,
New York, New York 10169.
4	The principal business address of this director and these officers is 1475 Dunwoody Drive,
West Chester, Pennsylvania 19380-1478.

5	The principal business address of this officer is 10 State House Square, Hartford,
Connecticut 06103.
6	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa
50309.
7	The principal business address of these officers is 1290 Broadway, Denver, Colorado
80203.
8	The principal business address of these officers is 20 Washington Avenue South,
Minneapolis, Minnesota 55401.
9	The principal business address of these officers is One Heritage Drive, North Quincy,
Massachusetts 02171-2105.
10	The principal address of this officer is 100 Washington Square, Minneapolis, Minnesota
55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration
Statement on Form N-6 for Select*Life Variable Account of ReliaStar Life Insurance Company
(File No. 033-57244), as filed with the Securities and Exchange Commission on April 6, 2010,
2010.

Item 27. Number of Contract Owners

As of February 28, 2010, there were 637,155 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of ING Life Insurance and Annuity
Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify.

Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America
Insurance Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc.
and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)	In addition to serving as the principal underwriter for the Registrant, ING Financial
Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life
Insurance and Annuity Company (ILIAC), Variable Annuity Account B of ILIAC,
Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial
Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar
Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar
Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act),

(iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable
Annuity Funds A, B, C (a management investment company registered under the 1940
Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F,
G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar
Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a
management investment company registered under the1940 Act), and (viii) ReliaStar Life
Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, California 92037
Randall L. Ciccati[1]	Director
William Wilcox[1]	Director
Brian D. Comer[1]	Director and Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
Daniel P. Hanlon[1]	Senior Vice President
William Jasien[3]	Senior Vice President

M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Nancy B. Bocella[1]	Vice President
Dianne Bogoian[1]	Vice President
David A. Kaherl[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Nancy D. Clifford[1]	Vice President

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter

William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
Mark E. Jackowitz	Vice President
22 Century Hill Dr., Ste 101
Latham, NY 12110

David Kelsey[1]	Vice President
Barbara Kesterson[4]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner, Jr.	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612
Richard T. Mason[1]	Vice President
Pamela L. Mulvey[1]	Vice President
Brian J. Murphy[1]	Vice President
Scott T. Neeb	Vice President
4600 Ulster Street
Denver, CO 80237
David Pendergrass[2]	Vice President and Treasurer

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ethel Pippin[1]	Vice President
Michael J. Pise[1]	Vice President
Spencer T. Shell[2]	Vice President and Assistant Treasurer
Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101
Judeen T. Wrinn[1]	Vice President
Barbara Kesterson[4]	Vice President
Chris Cokinis[4]	Vice President
Nancy S. Stillman[1]	Assistant Vice President
William Wilcox[1]	Chief Compliance Officer
Kristin H. Hultgren[1]	Chief Financial Officer
Joy M. Benner[5]	Secretary
Tina M. Nelson[5]	Assistant Secretary
Melissa A. O’Donnell[5]	Assistant Secretary
Randall K. Price[5]	Assistant Secretary
Susan M. Vega[5]	Assistant Secretary
John Cecere[1]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer

1	The principal business address of these directors and these officers is One Orange Way, Windsor, Connecticut 06095-4774.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
4	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$44,259,566.54
Advisers, LLC

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity
Company during 2009.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way,
Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, Atlanta,
Georgia 30327-4390.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are located at the offices of the Depositor as follows:

                             ING Life Insurance and Annuity Company
                             One Orange Way, C1S
                             Windsor, CT 06095-4774

                                               and

                             Opportunity Plus Service Center
                             22 Century Hill Drive
                             Suite 101
                             Latham, NY 12110-2455

                             ING Americas
                             5780 Powers Ferry Road
Atlanta, GA 30327-4390

ING Americas
20 Washington Avenue South
Minneapolis, MN 55401

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d)	during the Guarantee Period, to mail notices to current shareholders promptly after the happening of significant events related to the guarantee issued by ING Life Insurance and Annuity Company (the “Guarantee”). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a shareholder’s right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ING Life Insurance and Annuity Company; or (iv)
a reduction in the credit rating of ING Life Insurance and Annuity Company’s long-
term debt as issued by Standard & Poor’s or Moody’s Investors Service, Inc. to BBB+
or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the prospectus which is a part of this registration statement on Form N-4, a space that an applicant can check to request the most recent annual and/or quarterly report of ING
Life Insurance and Annuity Company.

The Company hereby represents that it is relying upon and complies with the provisions of
Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Council of Life Insurance; SEC
No-Action letter, [1988 WL 1235221 *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 033-75962) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of
Windsor, State of Connecticut, on the 8th day of April, 2010.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

	By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

	By:	Catherine H. Smith*
Catherine H. Smith
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 55 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title		Date

Catherine H. Smith*	President and Director	)
Catherine H. Smith	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman	)	April
Thomas J. McInerney		)	8, 2010
)
Donald W. Britton*	Director	)
Donald W. Britton		)
)
Robert G. Leary*	Director	)
Robert G. Leary		)
)
Ewout L. Steenbergen*	Director, Executive Vice President and Chief Financial	)
Ewout L. Steenbergen	Officer	)
)
Michael S. Smith*	Director	)
Michael S. Smith		)
)

	Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
	Steven T. Pierson		)

By:	/s/ Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C
EXHIBIT INDEX

Exhibit No.	Exhibit

24(b)(5.3)	Variable Annuity Contract Application (300-TDA-HH-09 (XC))
to Contract TDA-HH(XC/M), G-TDA-HH(XC/S) and Contract
	Certificate GTCC-HH(XC/M)	________

24(b)(8.37)	(Retail) Sixth Amendment effective May 1, 2009 to the
Participation Agreement dated January 1, 2003, and as amended on January 3, 2006, November 1, 2006, February 1, 2007,
October 1, 2008 and January 30, 2009, by and among ING Life
Insurance and Annuity Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York,
American Funds Distributors, Inc. and American Funds Service
	Company	________

24(b)(9)	Opinion and Consent of Counsel	________

24(b)(10)	Consent of Independent Registered Public Accounting Firm	________

24(b)(13.1)	Powers of Attorney	________